      As filed with the Securities and Exchange Commission on April 10, 2006


                                           REGISTRATION STATEMENT NO. 333-100435
                                                                       811-21220

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 9


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                  AMENDMENT 14


                                 --------------

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                 --------------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)


                                 --------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]   on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Individual Variable Annuity Contracts


================================================================================

                       VINTAGE ACCESS(SM) ANNUITY PROSPECTUS:
 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
        METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002



This Prospectus describes VINTAGE ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2

   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -  CLASS 2

   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund

JANUS ASPEN SERIES - SERVICE SHARES

   Mid Cap Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Small Cap Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.- CLASS I+

   Legg Mason Partners Variable Investors Portfolio+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+

   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio - Class II+ Legg Mason Partners Variable Fundamental Value Portfolio+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+

   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+

   Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth
     and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap
     Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap
     Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+

   Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio+

MET INVESTORS SERIES TRUST

   Dreman Small-Cap Value Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+

METROPOLITAN SERIES FUND, INC.

   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class E+
   Capital Guardian U.S. Equity Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS

   Real Return Portfolio
   Total Return Portfolio

PUTNAM VARIABLE TRUST

   Putnam VT Small Cap Value Fund - Class IB

VARIABLE INSURANCE PRODUCTS FUND

   VIP Contrafund(R) Portfolio - Service Class
   VIP Mid Cap Portfolio - Service Class 2

METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS - CLASS B

   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+






(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9328 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                             PROSPECTUS MAY 1, 2006

                                TABLE OF CONTENTS


Glossary...............................................             3
Summary................................................             4
Fee Table..............................................             8
Condensed Financial Information........................            15
The Annuity Contract...................................            15
   Contract Owner Inquiries............................            16
   Purchase Payments...................................            16
   Accumulation Units..................................            16
   The Variable Funding Options........................            17
Charges and Deductions.................................            24
   General.............................................            24
   Transfer Charge.....................................            24
   Administrative Charges..............................            24
   Mortality and Expense Risk Charge...................            25
   Guaranteed Minimum Withdrawal Benefit Charge........            25
   Enhanced Stepped-Up Provision Charge................            25
   Variable Funding Option Expenses....................            25
   Premium Tax.........................................            25
   Changes in Taxes Based upon Premium or Value........            26
Transfers..............................................            26
   Market Timing/Excessive Trading.....................            26
   Dollar Cost Averaging...............................            29
Access to Your Money...................................            29
   Guaranteed Minimum Withdrawal Benefit...............            29
   Systematic Withdrawals..............................            36
Ownership Provisions...................................            36
   Types of Ownership..................................            36
     Contract Owner....................................            36
     Beneficiary.......................................            36
     Annuitant.........................................            37
Death Benefit..........................................            37
   Death Proceeds before the Maturity Date.............            37
   Enhanced Stepped-Up Provision.......................            39
   Payment of Proceeds.................................            40
   Spousal Contract Continuance........................            42
   Beneficiary Contract Continuance....................            42
   Death Proceeds after the Maturity Date..............            43
The Annuity Period.....................................            43
   Maturity Date.......................................            43
   Allocation of Annuity...............................            44
   Variable Annuity....................................            44
   Fixed Annuity.......................................            44
Payment Options........................................            44
   Election of Options.................................            44
   Annuity Options.....................................            45
   Variable Liquidity Benefit .........................            45
Miscellaneous Contract Provisions......................            46
   Right to Return.....................................            46
   Termination.........................................            46
   Required Reports....................................            46
   Suspension of Payments..............................            46
The Separate Accounts..................................            46
   Performance Information.............................            47
Federal Tax Considerations.............................            48
   General Taxation of Annuities.......................            48
   Types of Contracts: Qualified and Non-qualified.....            49
   Qualified Annuity Contracts.........................            49
     Taxation of Qualified Annuity Contracts...........            49
     Mandatory Distributions for Qualified Plans.......            49
   Non-qualified Annuity Contracts.....................            50
     Diversification Requirements for Variable
       Annuities.......................................            52
     Ownership of the Investments......................            52
     Taxation of Death Benefit Proceeds................            52
   Other Tax Considerations............................            52
     Treatment of Charges for Optional Benefits........            52
     Puerto Rico Tax Considerations....................            53
     Non-Resident Aliens...............................            53
Other Information......................................            53
   The Insurance Companies.............................            53
   Financial Statements................................            54
   Distribution of Variable Annuity Contracts..........            54
   Conformity with State and Federal Laws..............            55
   Voting Rights.......................................            55
   Restrictions on Financial Transactions..............            55
   Legal Proceedings...................................            56
Appendix A: Condensed Financial Information
   for MetLife Insurance Company of Connecticut
     Variable Annuity Separate Account 2002............           A-1
Appendix B: Condensed Financial Information
   forMetLife Life and Annuity Company of Connecticut
     Variable Annuity Separate Account 2002............           B-1
Appendix C: Contents of the Statement of
     Additional Information............................           C-1

                                    GLOSSARY


ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.



ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.



ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.



ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.



CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.



CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.



CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.



CONTRACT DATE -- the date on which the Contract is issued.



CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.



CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.



CONTRACT YEARS -- twelve month periods beginning with the Contract Date.



DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.



DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.



HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or The MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.



MATURITY DATE -- the date on which the Annuity Payments are to begin.



PAYMENT OPTION -- an annuity or income option elected under your Contract.



PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.



QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.



SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.



SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.



UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.



VALUATION DATE -- a date on which a Subaccount is valued.



VALUATION PERIOD -- the period between successive valuations.



VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.



WE, US, OUR -- MetLife Insurance Company of Connecticut or The MetLife Life and Annuity Company of Connecticut.



WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.



YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                             VINTAGE ACCESS ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or The MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). The MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors TIC Variable Annuity Separate Account 2002. The MetLife Life and Annuity Company of Connecticut sponsors MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.


The Contract is available to owners and Annuitants age 80 and under as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.


We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.65% for the Standard Death Benefit, and 1.85% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? Because the contracts described in this Prospectus are newly registered, there is no Accumulation Unit value information available as of the date of this Prospectus.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.


      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.


      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE.........................................   $10(1)
(assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.65% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                                                  STANDARD DEATH        ENHANCED DEATH
                                                                                     BENEFIT                BENEFIT
                                                                                  --------------        --------------
Mortality and Expense Risk Charge..........................................            1.65%(3)              1.85%(3)
Administrative Expense Charge..............................................            0.15%                 0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED...            1.80%                 2.00%
Optional E.S.P. Charge.....................................................            0.20%                 0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED............            2.00%                 2.20%
Optional GMWB I Charge (maximum upon reset)...............................             1.00%(4)              1.00%(4)
Optional GMWB II Charge (maximum upon reset)...............................            1.00%(4)              1.00%(4)
Optional GMWB III Charge...................................................            0.25%                 0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED............            2.80%                 3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...........            2.80%                 3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..........            2.05%                 2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED......            3.00%                 3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.....            3.00%                 3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED....            2.25%                 2.45%


--------------

(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


(3) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(4) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9328.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                               MINIMUM   MAXIMUM
                                                               -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution and/or service
fees (12b-1) fees, and other expenses)                          0.47%     4.47%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                                           CONTRACTUAL
                                                DISTRIBUTION                  TOTAL            FEE            NET TOTAL
                                                   AND/OR)                   ANNUAL          WAIVER            ANNUAL
                                 MANAGEMENT     SERVICE(12b-1    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
     UNDERLYING FUND:                FEE            FEES       EXPENSES     EXPENSES      REIMBURSEMENT      EXPENSES**
----------------------------     ----------     -------------  --------     ---------    --------------      ----------
AMERICAN FUNDS INSURANCE
   SERIES

   American Funds Global
    Growth Fund - Class 2*          0.58%          0.25%         0.04%        0.87%             --           0.87%

   American Funds Growth
    Fund - Class 2*                 0.33%          0.25%         0.02%        0.60%             --           0.60%

   American Funds
    Growth-Income Fund -
    Class 2*                        0.28%          0.25%         0.01%        0.54%             --           0.54%

FRANKLIN TEMPLETON
   VARIABLE INSURANCE
   PRODUCTS TRUST

   Franklin Income
    Securities Fund -
    Class 2*                        0.46%          0.25%         0.02%        0.73%             --           0.73%(1)(2)

   Franklin Small-Mid Cap
    Growth Securities Fund
    - Class 2*+                     0.48%          0.25%         0.28%        1.01%           0.02%          0.99%(2)(3)

   Templeton Developing
    Markets Securities
    Fund - Class 2*                 1.24%          0.25%         0.29%        1.78%             --           1.78%

   Templeton Foreign
    Securities Fund -
    Class 2*                        0.65%          0.25%         0.17%        1.07%           0.05%          1.02%(3)

JANUS ASPEN SERIES

   Mid Cap Growth
    Portfolio - Service
    Shares*                         0.64%          0.25%         0.03%        0.92%             --           0.92%

LAZARD RETIREMENT SERIES,
   INC.

   Lazard Retirement Small
    Cap Portfolio*                  0.75%          0.25%         0.22%        1.22%             --           1.22%

LEGG MASON PARTNERS
   INVESTMENT SERIES

   Legg Mason Partners
    Variable Dividend
    Strategy Portfolio+++           0.65%            --          0.21%        0.86%             --           0.86%

   Legg Mason Partners
    Variable Premier
    Selections All Cap
    Growth Portfolio+++             0.75%            --          0.19%        0.94%             --           0.94%

LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I,
   INC.

   Legg Mason Partners
    Variable All Cap
    Portfolio - Class I+            0.75%            --          0.07%        0.82%             --                 0.82%

   Legg Mason Partners
    Variable Investors
    Portfolio - Class I             0.65%            --          0.06%        0.71%             --                 0.71%

   Legg Mason Partners
    Variable Small Cap
    Growth Portfolio+ -
    Class I                         0.75%            --          0.22%        0.97%             --                 0.97%

LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II

   Legg Mason Partners
    Variable Appreciation
    Portfolio                       0.70%            --          0.02%        0.72%             --                 0.72%

   Legg Mason Partners
    Variable Diversified
    Strategic Income
    Portfolio+                      0.65%            --          0.12%        0.77%             --                 0.77%

   Legg Mason Partners
    Variable Equity Index
    Portfolio - Class II*           0.31%          0.25%         0.03%        0.59%             --                 0.59%

   Legg Mason Partners
    Variable Fundamental
    Value Portfolio                 0.75%            --          0.03%        0.78%             --                 0.78%

LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS III,
   INC.

   Legg Mason Partners
    Variable Adjustable
    Rate Income Portfolio*++        0.55%          0.25%         0.28%        1.08%             --                 1.08%(4)

   Legg Mason Partners
    Variable Aggressive
    Growth Portfolio++              0.75%            --          0.02%        0.77%             --                 0.77%(4)

   Legg Mason Partners
    Variable High Income
    Portfolio++                     0.60%            --          0.06%        0.66%             --                 0.66%

   Legg Mason Partners
    Variable Large Cap
    Growth Portfolio++              0.75%            --          0.04%        0.79%             --                 0.79%(4)

   Legg Mason Partners
    Variable Mid Cap Core
    Portfolio++                     0.75%            --          0.07%        0.82%             --                 0.82%

   Legg Mason Partners
    Variable Money Market
    Portfolio++                     0.45%            --          0.02%        0.47%             --                 0.47%(4)

LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS IV

   Legg Mason Partners
    Variable Multiple
    Discipline Portfolio -
    All Cap Growth and
    Value*                          0.75%          0.25%         0.06%        1.06%             --                 1.06%

   Legg Mason Partners
    Variable Multiple
    Discipline Portfolio -
    Balanced All Cap
    Growth and Value*               0.75%          0.25%         0.06%        1.06%             --                 1.06%

   Legg Mason Partners
    Variable Multiple
    Discipline Portfolio -
    Global All Cap Growth
    and Value*                      0.75%          0.25%         0.15%        1.15%             --                 1.15%

   Legg Mason Partners
    Variable Multiple
    Discipline Portfolio -
    Large Cap Growth and
    Value*                          0.75%          0.25%         0.24%        1.24%             --                 1.24%

LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS V

   Legg Mason Partners
    Variable Small Cap
    Growth Opportunities
    Portfolio                       0.75%            --          0.30%        1.05%             --                 1.05%

MET INVESTORS SERIES TRUST

   Dreman Small-Cap Value
    Portfolio - Class A             0.83%            --          3.64%        4.47%           3.37%                1.10%(5)

   Harris Oakmark
    International
    Portfolio - Class A             0.82%            --          0.13%        0.95%             --                 0.95%

   Janus Capital
    Appreciation Portfolio
    - Class A                       0.65%            --          0.09%        0.74%             --                 0.74%(5)

   Lord Abbett Growth and
    Income Portfolio -
    Class B*                        0.50%          0.25%         0.04%        0.79%             --                 0.79%(5)

   Lord Abbett Mid-Cap
    Value Portfolio -
    Class B*                        0.68%          0.25%         0.08%        1.01%             --                 1.01%

   Mercury Large-Cap Core
    Portfolio - Class A             0.78%            --          0.12%        0.90%             --                 0.90%(5)

   Met/AIM Capital
    Appreciation Portfolio
    - Class A                       0.76%            --          0.05%        0.81%             --                 0.81%(5)

   Met/AIM Small Cap
    Growth Portfolio -
    Class A                         0.90%            --          0.10%        1.00%             --                 1.00%(5)

   MFS(R)  Value Portfolio -
    Class A                         0.73%            --          0.24%        0.97%             --                 0.97%(5)

   Neuberger Berman Real
    Estate Portfolio -
    Class A                         0.67%            --          0.03%        0.70%             --                 0.70%

   Pioneer Fund Portfolio
    - Class A                       0.75%            --          0.28%        1.03%           0.03%                1.00%(5)

   Pioneer Mid-Cap Value
    Portfolio - Class A             0.75%            --          2.84%        3.59%           2.59%                1.00%(5)

   Pioneer Strategic
    Income Portfolio -
    Class A                         0.73%            --          0.09%        0.82%             --                 0.82%(5)

   Third Avenue Small Cap
    Value Portfolio -
    Class B*                        0.75%          0.25%         0.05%        1.05%             --                 1.05%

METROPOLITAN SERIES FUND,
   INC.

   BlackRock Aggressive
    Growth Portfolio -
    Class D*                        0.73%          0.10%         0.06%        0.89%             --                 0.89%

   BlackRock Bond Income
    Portfolio - Class E*            0.40%          0.15%         0.07%        0.62%             --                 0.62%(6)

   Capital Guardian U.S.
    Equity Portfolio -
    Class A                         0.67%            --          0.06%        0.73%             --                 0.73%

   FI Large Cap Portfolio
    - Class A                       0.80%            --          0.06%        0.86%             --                 0.86%(7)

   FI Value Leaders
    Portfolio - Class D*            0.66%          0.10%         0.07%        0.83%             --                 0.83%

   MFS(R) Total Return
    Portfolio - Class F*            0.57%          0.20%         0.16%        0.93%             --                 0.93%(8)

   Oppenheimer Global
    Equity Portfolio -
    Class B*                        0.60%          0.25%         0.33%        1.18%             --                 1.18%

   T. Rowe Price Large Cap
    Growth Portfolio -
    Class B*+                       0.60%          0.25%         0.12%        0.97%             --                 0.97%(9)

PIMCO VARIABLE INSURANCE
   TRUST

   Real Return Portfolio -
    Administrative Class            0.25%            --          0.41%        0.66%             --                 0.66%(10)

   Total Return Portfolio
    - Administrative Class          0.25%            --          0.40%        0.65%             --                 0.65%

PUTNAM VARIABLE TRUST

   Putnam VT International
    Equity Fund - Class
    IB*+                            0.75%          0.25%         0.18%        1.18%             --                 1.18%

   Putnam VT Small Cap
    Value Fund - Class IB*          0.76%          0.25%         0.08%        1.09%             --                 1.09%

VAN KAMPEN LIFE INVESTMENT
   TRUST

   Emerging Growth
    Portfolio -Class I+             0.70%            --          0.07%        0.77%             --                 0.77%

VARIABLE INSURANCE
   PRODUCTS FUND

   VIP Contrafund(R)
    Portfolio - Service
    Class*                          0.57%          0.10%         0.09%        0.76%             --                 0.76%

   VIP Mid Cap Portfolio -
    Service Class 2*                0.57%          0.25%         0.12%        0.94%             --                 0.94%



                                                                                                               NET TOTAL
                                                                                                                ANNUAL
                                                                                                               OPERATING
                                                                                                               EXPENSES
                                          DISTRIBUTION                                                         INCLUDING
                                            AND/OR                  TOTAL      CONTRACTUAL FEE    NET TOTAL        NET
                                            SERVICE                 ANNUAL         WAIVER          ANNUAL     EXPENSES OF
                              MANAGEMENT    (12b-1)      OTHER     OPERATING    AND/OR EXPENSE   OPERATING    UNDERLYING
    UNDERLYING FUND:             FEE         FEES       EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES**   PORTFOLIOS
---------------------------   ----------  ------------  --------   ---------   ---------------   ----------   ------------
METROPOLITAN SERIES FUND,
 INC.

MetLife Conservative
 Allocation Portfolio --
 Class B*..................     0.10%        0.25%        0.95%      1.30%          0.95%          0.35%      0.98%(11)(12)

MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B*.....     0.10%        0.25%        0.31%      0.66%          0.31%          0.35%      1.00%(11)(12)

MetLife Moderate
 Allocation Portfolio --
 Class B*..................     0.10%        0.25%        0.19%      0.54%          0.19%          0.35%      1.04%(11)(12)

MetLife Moderate to
 Aggressive Allocation
 Portfolio -- Class B*.....     0.10%        0.25%        0.24%      0.59%          0.24%          0.35%      1.06%(11)(12)

MetLife Aggressive
 Allocation Portfolio --
 Class B*..................     0.10%        0.25%        1.66%      2.01%          1.66%          0.35%      1.07%(11)(12)


--------------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1)   The Fund administration fee is paid indirectly through the management fee.



(2) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

      (5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006:
      Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.



(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(7) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(8) The Management fee in the table has been restated to reflect a new fee schedule which became effective on May 1, 2006.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:              ANNUITIZED AT END OF PERIOD SHOWN:
                                             --------------------------------------   ----------------------------------------
            FUNDING OPTION                   1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------  ------   -------    -------   --------   ------    -------    -------    --------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................   1331      2746      4001       6636       731       2146       3501       6636
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    939      1627      2231       3565       339       1027       1731       3565

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Vintage Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                        MAXIMUM AGE BASED ON THE OLDER OF THE
                                                 OWNER AND ANNUITANT
  DEATH BENEFIT/OPTIONAL FEATURE             ON THE CONTRACT/RIDER DATE
-------------------------------------   -------------------------------------
Standard Death Benefit                                  80
Enhanced Death Benefit                                  75
Enhanced Stepped-Up Provision (E.S.P)                   75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9328.


PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an

Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9328 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
-------------------------------------     -------------------------------------       ---------------------------------
AMERICAN FUNDS INSURANCE SERIES

   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     - Class 2                            stocks.                                     Company

   American Funds Growth Fund - Class     Seeks capital appreciation through          Capital Research and Management
     2                                    stocks.                                     Company

   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     - Class 2                            income.                                     Company

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST

   Franklin Income Securities Fund -      Seeks to maximize income while              Franklin Advisers, Inc.
     Class 2                              maintaining prospects for capital
                                          appreciation.

   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.             Franklin Advisers, Inc.
     Securities Fund - Class 2+

   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund - Class 2

   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     - Class 2                                                                        Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES

   Mid Cap Growth Portfolio - Service     Seeks long-term growth of capital.          Janus Capital Management LLC
     Shares

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio

LEGG MASON PARTNERS VARIABLE
   INVESTMENT SERIES*

   Legg Mason Partners Variable           Seeks capital appreciation, principally     Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*        through investments in dividend-paying
                                          stocks.

   Legg Mason Partners Variable           Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Premier Selections All Cap
     Growth Portfolio+*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC. *

   Legg Mason Partners Variable All       Seeks capital appreciation through          Salomon Brothers Asset Management
     Cap Portfolio - Class I+*            investments.                                Inc

   Legg Mason Partners Variable           Seeks long-term growth of capital, with     Salomon Brothers Asset Management
     Investors Portfolio *                growth of current income as a secondary     Inc
                                          objective.

   Legg Mason Partners Variable Small     Seeks long term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                           Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II *

   Legg Mason Partners Variable           Seeks long-term appreciation of capital.    Smith Barney Fund Management LLC
     Appreciation Portfolio *

   Legg Mason Partners Variable           Seeks high current income.                  Smith Barney Fund Management LLC
     Diversified Strategic Income                                                     Subadviser: Citigroup Asset
     Portfolio+*                                                                      Management Ltd.

   Legg Mason Partners Variable           Seeks to correspond to the price and        TIMCO Asset Management, Inc.
     Equity Index Portfolio - Class       yield performance of the S&P 500 Index.
     II *

   Legg Mason Partners Variable           Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Fundamental Value Portfolio*         Current income is a secondary
                                          consideration.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC. *

   Legg Mason Partners Variable           Seeks to provide high current income        Smith Barney Fund Management LLC
     Adjustable Rate Income               and to limit the degree of fluctuation
     Portfolio*                           of its net asset value resulting from
                                          movements in interest rates.

   Legg Mason Partners Variable           Seeks long-term capital appreciation.       Smith Barney Fund Management LLC
     Aggressive Growth Portfolio *

   Legg Mason Partners Variable High      Seeks high current income. Secondarily,     Smith Barney Fund Management LLC
     Income Portfolio *                   seeks capital appreciation.

   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Growth Portfolio *

   Legg Mason Partners Variable Mid       Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Core Portfolio *

   Legg Mason Partners Variable Money     Seeks to maximize current income            Smith Barney Fund Management LLC
     Market Portfolio*                    consistent with preservation of capital.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV *

   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     All Cap Growth and Value *

   Legg Mason Partners Variable           Seeks a balance between long-term           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -      growth of capital and principal
     Balanced All Cap Growth and          preservation.
     Value *

   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Global All Cap Growth and Value *

   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Large Cap Growth and Value *

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V *

   Legg Mason Partners Variable Small     Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Cap Growth Opportunities
     Portfolio*

MET INVESTORS SERIES TRUST *

   Dreman Small-Cap Value Portfolio -     Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A *                                                                        Subadviser: Dreman Value
                                                                                      Management L.L.C.

   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio - Class A *                                                            Subadviser: Harris Associates L.P.

   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio - Class A *                                                            Subadviser: Janus Capital
                                                                                      Management LLC

   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory, LLC
     Portfolio - Class B *                income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.

   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory, LLC
     Portfolio - Class B *                investment, primarily in equity             Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.

   Mercury Large-Cap Core Portfolio -     Seeks long-term capital growth.             Met Investors Advisory, LLC
     Class A *                                                                        Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.

   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio - Class A *                                                            Subadviser:  AIM Capital
                                                                                      Management, Inc.

   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory, LLC
     - Class A *                                                                      Subadviser:  AIM Capital
                                                                                      Management, Inc.

   MFS(R) Value Portfolio - Class A*      Seeks capital appreciation and              Met Investors Advisory, LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company

   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory, LLC
     Portfolio - Class A *                investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.

   Pioneer Fund Portfolio - Class A *     Seeks reasonable income and capital         Met Investors Advisory, LLC
                                          growth.                                     Subadviser: Pioneer Investment
                                                                                      Management, Inc.

   Pioneer Mid-Cap Value Portfolio -      Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A *                                                                        Subadviser: Pioneer Investment
                                                                                      Management, Inc.

   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory, LLC
     - Class A *                                                                      Subadviser: Pioneer Investment
                                                                                      Management, Inc.

   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio - Class B *                                                            Subadviser: Third Avenue
                                                                                      Management LLC

METROPOLITAN SERIES FUND, INC.

   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio - Class D *                                                            Subadviser: BlackRock Advisors,
                                                                                      Inc.

   BlackRock Bond Income Portfolio -      Seeks competitive total return              MetLife Advisers, LLC
     Class E *                            primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.

   Capital Guardian U.S. Equity           Seeks long-term growth of capital.          MetLife Advisers, LLC
     Portfolio - Class A *                                                            Subadviser: Capital Guardian Trust
                                                                                      Company

   FI Large Cap Portfolio - Class A *     Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company

   FI Value Leaders Portfolio - Class     Seeks long-term growth of capital.          MetLife Advisers, LLC
     D *                                                                              Subadviser: Fidelity Management &
                                                                                      Research Company

   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio - Class B *

   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio - Class B *                with growth of capital as a secondary
                                          objective.

   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio - Class B *     income and growth of capital, with a
                                          greater emphasis on income.

   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio - Class B *                current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.

   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio - Class B *

   MFS(R) Total Return Portfolio - Class  Seeks a favorable total return through      MetLife Advisers, LLC
     F *                                  investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company

   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B *                                                            Subadviser: OppenheimerFunds, Inc.

   T.Rowe Price Large Cap Growth          Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio - Class B+*                secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.
PIMCO VARIABLE INSURANCE TRUST

   Real Return Portfolio -                Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.

   Total Return Portfolio -               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST

   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund - Class IB+

   Putnam VT Small Cap Value Fund -       Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB

VAN KAMPEN LIFE INVESTMENT TRUST

   Emerging Growth Portfolio - Class      Seeks capital appreciation.                 Van Kampen Asset Management
     I+

VARIABLE INSURANCE PRODUCTS FUND

   VIP Contrafund(R) Portfolio -          Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class                                                                    Company

   VIP Mid Cap Portfolio - Service        Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company


--------------


+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



Underlying Fund Name Changes



                 FORMER NAME                                                   NEW NAME
---------------------------------------------------------   -----------------------------------------------------
GREENWICH STREET SERIES FUND                                LEGG MASON PARTNERS VARIABLE PORTFOLIOS II

   Appreciation Portfolio                                     Legg Mason Partners Variable Appreciation
                                                              Portfolio

   Diversified Strategic Income Portfolio                     Legg Mason Partners Variable Diversified
                                                              Strategic Income Portfolio

   Equity Index Portfolio                                     Legg Mason Partners Variable Equity Index
                                                              Portfolio

   Fundamental Value Portfolio                                Legg Mason Partners Variable Fundamental
                                                              Value Portfolio

SALOMON BROTHERS VARIABLE SERIES FUND INC                   LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

   All Cap Fund                                               Legg Mason Partners Variable All Cap
                                                              Portfolio

   Investors Fund                                             Legg Mason Partners Variable Investors
                                                              Portfolio

   Small Cap Growth Fund                                      Legg Mason Partners Variable Small Cap Growth
                                                              Portfolio

SMITH BARNEY INVESTMENT SERIES                              LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES

   Smith Barney Dividend Strategy Portfolio                   Legg Mason Partners Variable Dividend
                                                              Strategy Portfolio

   Smith Barney Premier Selections All Cap Growth             Legg Mason Partners Variable Premier
   Portfolio                                                  Selections All Cap Growth Portfolio

SMITH BARNEY MULTIPLE DISCIPLINE TRUST                      LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV

   Multiple Discipline Portfolio-All Cap Growth and           Legg Mason Partners Variable Multiple
   Value                                                      Discipline Portfolio-All Cap Growth and Value

   Multiple Discipline Portfolio-Balanced All Cap             Legg Mason Partners Variable Multiple
   Growth and Value                                           Discipline Portfolio-Balanced All Cap Growth and
                                                              Value

   Multiple Discipline Portfolio-Global All Cap               Legg Mason Partners Variable Multiple
   Growth and Value                                           Discipline Portfolio-Global All Cap Growth
                                                              and Value

   Multiple Discipline Portfolio-Large Cap Growth             Legg Mason Partners Variable Multiple
   and Value                                                  Discipline Portfolio-Large Cap Growth and
                                                              Value

TRAVELERS SERIES FUND INC.                                  LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                                              INC.

   SB Adjustable Rate Income Portfolio                        Legg Mason Partners Variable Adjustable Rate
                                                              Income Portfolio

   Smith Barney Aggressive Growth Portfolio                   Legg Mason Partners Variable Aggressive Growth
                                                              Portfolio

   Smith Barney High Income Portfolio                         Legg Mason Partners Variable High Income
                                                              Portfolio

   Smith Barney Large Capitalization Growth                   Legg Mason Partners Variable Large Cap Growth
   Portfolio                                                  Portfolio

   Smith Barney Mid Cap Core Portfolio                        Legg Mason Partners Variable Mid Cap Core
                                                              Portfolio

   Smith Barney Money Market Portfolio                        Legg Mason Partners Variable Money Market
                                                              Portfolio

VARIABLE ANNUITY PORTFOLIOS                                 LEGG MASON PARTNERS VARIABLE PORTFOLIOS V

   Smith Barney Small Cap Growth Opportunities                Legg Mason Partners Variable Small Cap Growth
   Portfolio                                                  Opportunities Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



                FORMER UNDERLYING FUND                                                 NEW UNDERLYING FUND
---------------------------------------------------------            -----------------------------------------------------

--                                                                   MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                               FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate - Conservative                MetLife Conservative to Moderate Allocation Portfolio
     Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate - Aggressive                  MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Strategic Equity Portfolio                                        FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



               FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
------------------------------------------------                     ------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                       Lord Abbett Growth and Income Portfolio

ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio

DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio

FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                 Oppenheimer Global Equity Portfolio

FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                                 Third Avenue Small Cap Value Portfolio

FRANKLIN TEMPLETON VIP TRUST                                         MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio

FRANKLIN TEMPLETON VIP TRUST                                         METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                    Oppenheimer Global Equity Portfolio

LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio

LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                             Lord Abbett Growth and Income Portfolio

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your sales agent, and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value, and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase.

We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is equal to 1.65% annually. If you choose the Enhanced Death Benefit, the M&E charge is equal to 1.85% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the

Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.



All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.


                             AVAILABLE GMWB RIDERS

NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
--------------              -------------------------------    ----------------------------     ----------------------------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value

AVAILABILITY:                Not available for purchase on      Available on or after March      Available on or after March
                            or after March 28, 2005, unless    28, 2005 if approved in your     28, 2005 if approved in your
                            GMWB II is not approved in your                state                            state
                                         state

You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                      GMWB I               GMWB II             GMWB III
                                                                    ---------            ----------           ---------
If you make your first withdrawal BEFORE the 3rd anniversary
after you purchase GMWB:.......................................     5% of RBB             5% of RBB           5% of RBB

If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:.......................................     10% of RBB           10% of RBB           5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.




WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III


                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   -----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB                AWB (5%)
                      --------     ------------------    -----------------   ---------    -----------------   --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 x (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    x 10,000/115,000)=    90,000/100,000)]=                x 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588

GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588

VALUE IMMEDIATELY     $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
AFTER WITHDRAWAL

WITHDRAWAL EXAMPLE FOR GMWB I


                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   -----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB                AWB (5%)
                      --------     ------------------    -----------------   ---------    -----------------   --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL

                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   x10,000/115,000)]     x91,304/100,000)]                    (100,000       (88,235/100,000)]
                                                                                          x10,000/85,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:


      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any

            12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                               GMWB I               GMWB II               GMWB III
                                                               ------               -------               --------
Current Annual Charge....................................       0.40%                 0.50%                 0.25%

Maximum Annual Charge After a Reset......................       1.00%                 1.00%                  N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.


                                                                         GMWB II
                                         GMWB I               -----------------------------
                             ------------------------------   5% of RBB if first withdrawal
                              5% of RBB if first withdrawal       before 3rd anniversary
                                 before 3rd anniversary            10% of RBB if first                   GMWB III
                             10% of RBB if first withdrawal        withdrawal after 3rd       ----------------------------
AWB                               after 3rd anniversary                anniversary                      5% of RBB
-------------------------    ------------------------------   -----------------------------   ----------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                              anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT


The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect. Please note that the naming of different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult with your agent if you have questions.


Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before age 80 and before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date;

      b)    the Adjusted Purchase Payment (as described below) *

      c)    the Step-Up Value (if any, as described below)

      d)    the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)


      d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday


* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE:

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

      (b)   any Purchase Payments made during the previous Contract Year

      (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

      (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

      (b) any Purchase Payments made since the previous Contract Date anniversary

      (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION:

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

      50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000 -- 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

      50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000 -- 16,666, or $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the Partial Surrender Reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. THIS PROVISION MUST BE ELECTED AT TIME OF APPLICATION.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE INITIAL CONTRACT VALUE. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      50,000 X (10,000/55,000) = $9,090


You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      50,000 X (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                             MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                     UNLESS                     APPLY*
--------------------------------       -----------------------      ---------------------------------      ------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to           Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to           Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                     Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to           Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spousal joint owner             Yes
THE ANNUITANT)                         owner.                       elects to continue the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue       Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to continue the Contract
                                                                    and instruct the Company to pay the
                                                                    beneficiary.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.  If the      receive the distribution.
                                       Contract Owner is not
                                       living, then to the          But, if there is a Contingent
                                       joint owner.  If none,       Annuitant, then the Contingent
                                       then to the Contract         Annuitant becomes the Annuitant and
                                       Owner's estate.              the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds
                                                                    will then be paid upon
                                                                    the death of the Contingent
                                                                    Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.

                                                                                                  MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS                          APPLY*
----------------------------           ----------------------       ------                   ---------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                    Annuitant is
                                       owner.                                                treated as death of
                                                                                             the owner in these
                                                                                             circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                          N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                          N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                          N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

                                                                                                           MANDATORY
  BEFORE THE MATURITY DATE,            THE COMPANY WILL PAY THE                                           PAYOUT RULES
   UPON THE DEATH OF THE                     PROCEEDS TO:                        UNLESS                       APPLY *
------------------------------         ------------------------     ---------------------------------     -------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.


--------------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

All contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death

Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, respectively. Both MetLife Insurance Company of Connecticut Variable

Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of the separate accounts for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION


Vintage Access is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES


Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The

Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS


The financial statements for each Company and its Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.


CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



       METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.80%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Capital Appreciation Fund (3/03)                            2005        1.455           1.689               31,926
                                                               2004        1.239           1.455                    -
                                                               2003        1.000           1.239                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (3/03)                                                      2005        1.435           1.474               13,259
                                                               2004        1.313           1.435                    -
                                                               2003        1.000           1.313                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/03)                                                      2005        1.272           1.435                    -
                                                               2004        1.195           1.272                    -
                                                               2003        1.000           1.195                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.530           1.715              126,514
                                                               2004        1.373           1.530               74,543
                                                               2003        1.000           1.373                    -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.492           1.703              477,055
                                                               2004        1.350           1.492              205,142
                                                               2003        1.000           1.350               24,218

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.432           1.489              494,459
                                                               2004        1.321           1.432              229,220
                                                               2003        1.000           1.321               35,637

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.679           1.767               20,631
                                                               2004        1.301           1.679                    -
                                                               2003        1.000           1.301                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.304                    -
                                                               2004        1.074           1.205                    -
                                                               2003        1.000           1.074                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.203           1.301               41,203
                                                               2004        1.067           1.203                    -
                                                               2003        1.000           1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (5/05)     2005        1.000           1.031              263,063

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (3/03)                                               2005        1.530           1.575               22,174
                                                               2004        1.398           1.530               16,786
                                                               2003        1.000           1.398                2,000

   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.398           1.518              181,951
                                                               2004        1.264           1.398               40,445
                                                               2003        1.000           1.264                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.769           2.214               21,391
                                                               2004        1.444           1.769               10,655
                                                               2003        1.000           1.444                    -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.638           1.773              143,783
                                                               2004        1.407           1.638               44,199
                                                               2003        1.000           1.407                1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.575           1.684               79,380
                                                               2004        1.382           1.575                6,457
                                                               2003        1.000           1.382                    -

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)                               2005        1.308           1.340              126,696
                                                               2004        1.224           1.308               25,456
                                                               2003        1.000           1.224               15,635

   Diversified Strategic Income Portfolio (3/03)               2005        1.129           1.138               57,517
                                                               2004        1.077           1.129               33,476
                                                               2003        1.000           1.077                1,000

   Equity Index Portfolio - Class II Shares (3/03)             2005        1.369           1.401               30,537
                                                               2004        1.264           1.369               25,069
                                                               2003        1.000           1.264                    -

   Fundamental Value Portfolio (3/03)                          2005        1.498           1.542               97,170
                                                               2004        1.410           1.498               60,356
                                                               2003        1.000           1.410                2,008

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2005        1.559           1.716                    -
                                                               2004        1.318           1.559                2,007
                                                               2003        1.000           1.318                2,007

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503           1.536                6,768
                                                               2004        1.332           1.503                    -
                                                               2003        1.000           1.332                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373           1.393               72,663
                                                               2004        1.241           1.373               15,864
                                                               2003        1.000           1.241                    -

   Mid-Cap Value Portfolio (5/03)                              2005        1.531           1.627               67,831
                                                               2004        1.256           1.531               22,640
                                                               2003        1.000           1.256                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.121              402,925
                                                               2004        1.045           1.118              210,200
                                                               2003        1.000           1.045                    -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.053           1.060              344,396
                                                               2004        1.022           1.053              136,536
                                                               2003        1.000           1.022                6,058

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.574           1.735                    -
                                                               2004        1.379           1.574                    -
                                                               2003        1.000           1.379                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.916           2.015                    -
                                                               2004        1.546           1.916                    -
                                                               2003        1.000           1.546                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.496           1.529               22,408
                                                               2004        1.406           1.496               22,411
                                                               2003        1.000           1.406                    -

   Investors Fund - Class I (3/03)                             2005        1.440           1.507               69,486
                                                               2004        1.328           1.440               41,184
                                                               2003        1.000           1.328                    -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.732           1.785                5,301
                                                               2004        1.532           1.732                5,756
                                                               2003        1.000           1.532                    -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)             2005        1.235           1.210                7,236
                                                               2004        1.216           1.235                8,236
                                                               2003        1.000           1.216                1,000

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)                                                      2005        1.331           1.390                    -
                                                               2004        1.317           1.331                1,000
                                                               2003        1.000           1.317                1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (3/03)                                                      2005        1.347           1.393              343,429
                                                               2004        1.286           1.347              153,628
                                                               2003        1.000           1.286               28,399

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (3/03)                                            2005        1.229           1.258              948,369
                                                               2004        1.191           1.229              817,319
                                                               2003        1.000           1.191              171,664

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (3/03)                                            2005        1.418           1.484              357,728
                                                               2004        1.310           1.418              358,686
                                                               2003        1.000           1.310                7,252

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (3/03)                                                2005        1.330           1.353               21,364
                                                               2004        1.269           1.330               23,370
                                                               2003        1.000           1.269                2,000

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.319           1.408                    -
                                                               2004        1.261           1.319                    -
                                                               2003        1.000           1.261                    -

   Equity Income Portfolio (3/03)                              2005        1.426           1.464               97,576
                                                               2004        1.322           1.426               44,350
                                                               2003        1.000           1.322                    -

   Large Cap Portfolio (3/03)                                  2005        1.283           1.369                7,856
                                                               2004        1.226           1.283                    -
                                                               2003        1.000           1.226                    -

   Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000           1.027                    -

   Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.006           1.009                    -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.994           1.038                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)                                                         2005        1.000           1.051                    -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000           1.024                    -

Mercury Large Cap Core Portfolio (3/03)                        2005        1.383           1.523                5,703
                                                               2004        1.215           1.383                4,058
                                                               2003        1.000           1.215                5,450

MFS Emerging Growth Portfolio (3/03)                           2005        1.384           1.342                    -
                                                               2004        1.250           1.384               13,181
                                                               2003        1.000           1.250               13,181

MFS Mid Cap Growth Portfolio (3/03)                            2005        1.479           1.498               28,625
                                                               2004        1.320           1.479                    -
                                                               2003        1.000           1.320                    -

MFS Total Return Portfolio (3/03)                              2005        1.281           1.296              240,148
                                                               2004        1.170           1.281               95,126
                                                               2003        1.000           1.170                    -

MFS Value Portfolio (5/04)                                     2005        1.119           1.170               20,909
                                                               2004        1.000           1.119                    -

Mondrian International Stock Portfolio (3/03)                  2005        1.508           1.622              110,871
                                                               2004        1.326           1.508               53,602
                                                               2003        1.000           1.326                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.325           1.379              175,808
                                                               2004        1.214           1.325               56,561
                                                               2003        1.000           1.214                    -

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.000           1.002                    -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.093           1.113               91,666
                                                               2004        1.000           1.093               13,243

Strategic Equity Portfolio (3/03)                              2005        1.377           1.380                5,234
                                                               2004        1.272           1.377                    -
                                                               2003        1.000           1.272                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000           1.072                    -

   Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000           0.981               11,080

   Travelers Managed Income Portfolio (3/03)                   2005        1.054           1.050              242,801
                                                               2004        1.044           1.054              116,855
                                                               2003        1.000           1.044                1,994

   Van Kampen Enterprise Portfolio (3/03)                      2005        1.254           1.328               67,707
                                                               2004        1.229           1.254                1,000
                                                               2003        1.000           1.229                1,000

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.997              106,311
                                                               2004        0.998           0.992              162,467
                                                               2003        1.000           0.998                    -

   Smith Barney Aggressive Growth Portfolio (3/03)             2005        1.406           1.542              181,681
                                                               2004        1.302           1.406               78,678
                                                               2003        1.000           1.302               12,641

   Smith Barney High Income Portfolio (3/03)                   2005        1.286           1.296              195,440
                                                               2004        1.186           1.286               51,934
                                                               2003        1.000           1.186                1,000

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2005        1.364           1.410               70,058
                                                               2004        1.384           1.364               26,136
                                                               2003        1.000           1.384               14,848

   Smith Barney Mid Cap Core Portfolio (3/03)                  2005        1.409           1.499               13,366
                                                               2004        1.299           1.409               17,630
                                                               2003        1.000           1.299                1,014

   Smith Barney Money Market Portfolio (3/03)                  2005        0.982           0.991              298,751
                                                               2004        0.991           0.982              326,129
                                                               2003        1.000           0.991               29,412

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (3/03)           2005        1.278           1.354                5,883
                                                               2004        1.215           1.278                7,883
                                                               2003        1.000           1.215                2,000

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)                                                      2005        1.634           1.683               12,861
                                                               2004        1.439           1.634                1,000
                                                               2003        1.000           1.439                1,000

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (3/03)               2005        1.460           1.676               97,502
                                                               2004        1.289           1.460               37,549
                                                               2003        1.000           1.289                2,003

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.766           2.047               43,707
                                                               2004        1.442           1.766               30,239
                                                               2003        1.000           1.442                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.70%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Capital Appreciation Fund (3/03)                            2005        1.000           1.161                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (3/03)                                                      2005        1.000           1.004                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/03)                                                      2005        1.000           1.151                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.000           1.112                   -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.000           1.139              94,596

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.000           1.035                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.000           1.080                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.000           1.072                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.000           1.099                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (5/05)     2005        1.000           1.025                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (3/03)                                               2005        1.000           1.047                   -

   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.000           1.075                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000           1.203              18,009

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.000           1.067              92,200

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.000           1.058                   -

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)                               2005        1.000           1.009                   -

   Diversified Strategic Income Portfolio (3/03)               2005        1.000           0.991                   -

   Equity Index Portfolio - Class II Shares (3/03)             2005        1.000           1.022                   -

   Fundamental Value Portfolio (3/03)                          2005        1.000           1.035              25,432

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2005        1.000           1.099                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.000           1.025                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.000           1.020              40,260

   Mid-Cap Value Portfolio (5/03)                              2005        1.000           1.069                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.986                   -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.000           0.994              24,590

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.000           1.091                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.000           1.049                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.000           1.029                   -

   Investors Fund - Class I (3/03)                             2005        1.000           1.041              33,806

   Small Cap Growth Fund - Class I (3/03)                      2005        1.000           1.070                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)             2005        1.000           0.975                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)                                                      2005        1.000           1.038                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (3/03)                                                      2005        1.000           1.039                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (3/03)                                            2005        1.000           1.024                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (3/03)                                            2005        1.000           1.049                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (3/03)                                                2005        1.000           1.013                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.000           1.075                  -

   Equity Income Portfolio (3/03)                              2005        1.000           1.024                  -

   Large Cap Portfolio (3/03)                                  2005        1.000           1.070                  -

   Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000           1.024                  -

   Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.003           1.005                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.993           1.033            296,135

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)                                                      2005        1.000           1.046                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.020                  -

   Mercury Large Cap Core Portfolio (3/03)                     2005        1.000           1.085             37,866

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   MFS Emerging Growth Portfolio (3/03)                        2005        1.000           0.998                  -

   MFS Mid Cap Growth Portfolio (3/03)                         2005        1.000           1.041                  -

   MFS Total Return Portfolio (3/03)                           2005        1.000           1.004                  -

   MFS Value Portfolio (5/04)                                  2005        1.000           1.031                  -

   Mondrian International Stock Portfolio (3/03)               2005        1.000           1.063             25,692

   Pioneer Fund Portfolio (5/03)                               2005        1.000           1.039                  -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000           0.998                  -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.000           1.002                  -

   Strategic Equity Portfolio (3/03)                           2005        1.000           1.039                  -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000           1.067             14,740

   Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000           0.977             15,825

   Travelers Managed Income Portfolio (3/03)                   2005        1.000           0.984                  -

   Van Kampen Enterprise Portfolio (3/03)                      2005        1.000           1.066                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        1.000           0.997                  -

   Smith Barney Aggressive Growth Portfolio (3/03)             2005        1.000           1.103                  -

   Smith Barney High Income Portfolio (3/03)                   2005        1.000           0.993                  -

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2005        1.000           1.050             38,455

   Smith Barney Mid Cap Core Portfolio (3/03)                  2005        1.000           1.065                  -

   Smith Barney Money Market Portfolio (3/03)                  2005        1.000           1.002                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (3/03)           2005        1.000           1.069                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)                                                      2005        1.000           1.071                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (3/03)               2005        1.000           1.128                  -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.000           1.134             42,187


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund replaced by for the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



AllianceBernstein Large-Cap Growth Portfolio - Class B Shares is no longer available to new contract holders.



Franklin Small-Mid Cap Growth Securities fund - Class 2 Shares is no longer available to new contract holders



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract holders



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract holders



Smith Barney Dividend Strategy Portfolio is no longer available to new contract holders



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract holders



Smith Barney Premier Selection All Cap Growth Portfolio is no longer available to new contract holders



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract holders

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



        METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.80%






                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Capital Appreciation Fund (6/03)                            2005        1.455           1.689                   -
                                                               2004        1.239           1.455                   -
                                                               2003        1.089           1.239                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (4/03)                                                      2005        1.435           1.474              46,477
                                                               2004        1.313           1.435              64,752
                                                               2003        1.000           1.313                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.272           1.435              10,418
                                                               2004        1.195           1.272              10,418
                                                               2003        1.000           1.195                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (4/03)                  2005        1.530           1.715             447,397
                                                               2004        1.373           1.530             472,583
                                                               2003        1.000           1.373             299,589

   Growth Fund - Class 2 Shares (3/03)                         2005        1.492           1.703             634,620
                                                               2004        1.350           1.492             617,857
                                                               2003        1.000           1.350             504,328

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.432           1.489             786,780
                                                               2004        1.321           1.432             772,045
                                                               2003        1.000           1.321             625,264

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/03)            2005        1.679           1.767                   -
                                                               2004        1.301           1.679                   -
                                                               2003        1.088           1.301                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)     2005        1.205           1.304                   -
                                                               2004        1.074           1.205                   -
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.203           1.301               7,445
                                                               2004        1.067           1.203               7,445
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (6/05)     2005        1.043           1.031              11,521

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/03)                                               2005        1.530           1.575             121,401
                                                               2004        1.398           1.530             108,563
                                                               2003        1.000           1.398              76,045

   Mutual Shares Securities Fund - Class 2 Shares (4/03)       2005        1.398           1.518              34,836
                                                               2004        1.264           1.398              33,858
                                                               2003        1.000           1.264                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.769           2.214             127,498
                                                               2004        1.444           1.769             127,618
                                                               2003        1.000           1.444              90,090

   Templeton Foreign Securities Fund - Class 2 Shares (5/03)   2005        1.638           1.773             204,747
                                                               2004        1.407           1.638             217,612
                                                               2003        1.000           1.407             121,178

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Templeton Growth Securities Fund - Class 2 Shares (5/03)    2005        1.575           1.684              30,498
                                                               2004        1.382           1.575              55,235
                                                               2003        1.115           1.382                   -

Greenwich Street Series Fund
   Appreciation Portfolio (4/03)                               2005        1.308           1.340             210,823
                                                               2004        1.224           1.308             184,877
                                                               2003        1.000           1.224              71,023

   Diversified Strategic Income Portfolio (4/03)               2005        1.129           1.138             216,920
                                                               2004        1.077           1.129             330,579
                                                               2003        1.000           1.077             664,067

   Equity Index Portfolio - Class II Shares (5/03)             2005        1.369           1.401              87,641
                                                               2004        1.264           1.369              89,785
                                                               2003        1.000           1.264              40,091

   Fundamental Value Portfolio (3/03)                          2005        1.498           1.542             175,780
                                                               2004        1.410           1.498             198,293
                                                               2003        1.000           1.410             196,716

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2005        1.559           1.716              65,959
                                                               2004        1.318           1.559              67,939
                                                               2003        1.000           1.318              70,642

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503           1.536              13,845
                                                               2004        1.332           1.503              14,330
                                                               2003        1.000           1.332                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373           1.393              98,781
                                                               2004        1.241           1.373              34,126
                                                               2003        1.000           1.241               4,911

   Mid-Cap Value Portfolio (5/03)                              2005        1.531           1.627             218,787
                                                               2004        1.256           1.531             240,790
                                                               2003        1.000           1.256             166,385

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.121             348,223
                                                               2004        1.045           1.118             801,442
                                                               2003        1.000           1.045             548,984

   Total Return Portfolio - Administrative Class (3/03)        2005        1.053           1.060             419,118
                                                               2004        1.022           1.053             529,869
                                                               2003        1.000           1.022             395,456

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.574           1.735              20,044
                                                               2004        1.379           1.574              54,517
                                                               2003        1.000           1.379              11,655

   Putnam VT Small Cap Value Fund - Class IB Shares (4/03)     2005        1.916           2.015              42,427
                                                               2004        1.546           1.916              28,652
                                                               2003        1.000           1.546              29,737

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.496           1.529               9,776
                                                               2004        1.406           1.496               9,776
                                                               2003        1.000           1.406               9,776

   Investors Fund - Class I (3/03)                             2005        1.440           1.507               6,688
                                                               2004        1.328           1.440               7,083
                                                               2003        1.000           1.328              16,418

   Small Cap Growth Fund - Class I (5/03)                      2005        1.732           1.785                   -
                                                               2004        1.532           1.732                   -
                                                               2003        1.000           1.532                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/03)             2005        1.235           1.210              71,641
                                                               2004        1.216           1.235               7,507
                                                               2003        1.000           1.216               7,907

   Smith Barney Premier Selections All Cap Growth Portfolio
   (7/03)                                                      2005        1.331           1.390                   -
                                                               2004        1.317           1.331                   -
                                                               2003        1.000           1.317                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (3/03)                                                      2005        1.347           1.393             451,523
                                                               2004        1.286           1.347             513,197
                                                               2003        1.000           1.286             774,888

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (4/03)                                            2005        1.229           1.258             643,073
                                                               2004        1.191           1.229             641,413
                                                               2003        1.000           1.191             170,815

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (3/03)                                            2005        1.418           1.484              52,198
                                                               2004        1.310           1.418             147,882
                                                               2003        1.000           1.310              85,272

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (4/03)                                                2005        1.330           1.353             244,504
                                                               2004        1.269           1.330             247,232
                                                               2003        1.000           1.269              28,462

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.319           1.408              32,017
                                                               2004        1.261           1.319              44,476
                                                               2003        1.000           1.261              32,017

   Equity Income Portfolio (3/03)                              2005        1.426           1.464              53,201
                                                               2004        1.322           1.426              48,484
                                                               2003        1.000           1.322              47,301

   Large Cap Portfolio (7/03)                                  2005        1.283           1.369               8,644
                                                               2004        1.226           1.283               7,293
                                                               2003        1.000           1.226                   -

   Managed Allocation Series: Aggressive Portfolio (10/05)     2005        0.976           1.027                   -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.000           1.009                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.038             193,376

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.013           1.024                   -

Mercury Large Cap Core Portfolio (4/03)                        2005        1.383           1.523                   -
                                                               2004        1.215           1.383                   -
                                                               2003        1.000           1.215                   -

MFS Emerging Growth Portfolio (6/03)                           2005        1.384           1.342                   -
                                                               2004        1.250           1.384              41,785
                                                               2003        1.000           1.250              30,710

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.479           1.498              27,402
                                                               2004        1.320           1.479                   -
                                                               2003        1.163           1.320                   -

MFS Total Return Portfolio (3/03)                              2005        1.281           1.296             763,485
                                                               2004        1.170           1.281             652,341
                                                               2003        1.000           1.170             586,917

MFS Value Portfolio (7/04)                                     2005        1.119           1.170                   -
                                                               2004        0.996           1.119                   -

Mondrian International Stock Portfolio (5/03)                  2005        1.508           1.622              40,983
                                                               2004        1.326           1.508              24,926
                                                               2003        1.000           1.326                   -

Pioneer Fund Portfolio (5/03)                                  2005        1.325           1.379                   -
                                                               2004        1.214           1.325               4,848
                                                               2003        1.000           1.214                   -

Pioneer Strategic Income Portfolio (7/04)                      2005        1.093           1.113           4,979,752
                                                               2004        1.016           1.093                   -

Strategic Equity Portfolio (5/03)                              2005        1.377           1.380               7,004
                                                               2004        1.272           1.377              32,100
                                                               2003        1.000           1.272              32,496

Travelers Managed Income Portfolio (3/03)                      2005        1.054           1.050              93,368
                                                               2004        1.044           1.054             198,224
                                                               2003        1.000           1.044             148,736

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Van Kampen Enterprise Portfolio (7/03)                      2005        1.254           1.328              32,411
                                                               2004        1.229           1.254              32,411
                                                               2003        1.000           1.229              32,411

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.997             127,989
                                                               2004        0.998           0.992             135,129
                                                               2003        1.000           0.998                   -

   Smith Barney Aggressive Growth Portfolio (4/03)             2005        1.406           1.542             376,756
                                                               2004        1.302           1.406             371,365
                                                               2003        1.000           1.302             337,891

   Smith Barney High Income Portfolio (3/03)                   2005        1.286           1.296             616,619
                                                               2004        1.186           1.286             723,470
                                                               2003        1.000           1.186           1,457,539

   Smith Barney Large Capitalization Growth Portfolio (5/03)   2005        1.364           1.410              97,486
                                                               2004        1.384           1.364              97,491
                                                               2003        1.000           1.384              96,688

   Smith Barney Mid Cap Core Portfolio (3/03)                  2005        1.409           1.499                   -
                                                               2004        1.299           1.409              12,127
                                                               2003        1.000           1.299                   -

   Smith Barney Money Market Portfolio (3/03)                  2005        0.982           0.991             694,902
                                                               2004        0.991           0.982             832,915
                                                               2003        1.000           0.991             295,928

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (5/03)           2005        1.278           1.354              63,911
                                                               2004        1.215           1.278              64,629
                                                               2003        1.000           1.215              65,600

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (8/03)                                                      2005        1.634           1.683               3,841
                                                               2004        1.439           1.634               3,841
                                                               2003        1.000           1.439               3,841

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (3/03)               2005        1.460           1.676              40,544
                                                               2004        1.289           1.460              50,909
                                                               2003        1.000           1.289              27,047

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.766           2.047              86,255
                                                               2004        1.442           1.766              66,196
                                                               2003        1.000           1.442              30,351

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.70%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Capital Appreciation Fund (6/03)                            2005        1.000           1.161              -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (4/03)                                                      2005        1.000           1.004              -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.000           1.151              -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (4/03)                  2005        1.000           1.112              -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.000           1.139              -

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.000           1.035              -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/03)            2005        1.000           1.080              -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)     2005        1.000           1.072              -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.000           1.099              -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (6/05)     2005        1.042           1.025              -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/03)                                               2005        1.000           1.047              -

   Mutual Shares Securities Fund - Class 2 Shares (4/03)       2005        1.000           1.075              -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000           1.203              -

   Templeton Foreign Securities Fund - Class 2 Shares (5/03)   2005        1.000           1.067              -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Templeton Growth Securities Fund - Class 2 Shares (5/03)    2005        1.000           1.058                -

Greenwich Street Series Fund
   Appreciation Portfolio (4/03)                               2005        1.000           1.009                -

   Diversified Strategic Income Portfolio (4/03)               2005        1.000           0.991                -

   Equity Index Portfolio - Class II Shares (5/03)             2005        1.000           1.022                -

   Fundamental Value Portfolio (3/03)                          2005        1.000           1.035                -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2005        1.000           1.099                -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.000           1.025                -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.000           1.020                -

   Mid-Cap Value Portfolio (5/03)                              2005        1.000           1.069                -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.986                -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.000           0.994                -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.000           1.091                -

   Putnam VT Small Cap Value Fund - Class IB Shares (4/03)     2005        1.000           1.049                -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.000           1.029                -

   Investors Fund - Class I (3/03)                             2005        1.000           1.041                -

   Small Cap Growth Fund - Class I (5/03)                      2005        1.000           1.070                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/03)             2005        1.000           0.975                -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (7/03)                                                      2005        1.000           1.038                -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (3/03)                                                      2005        1.000           1.039                -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (4/03)                                            2005        1.000           1.024                -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (3/03)                                            2005        1.000           1.049                -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (4/03)                                                2005        1.000           1.013                -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.000           1.075                -

   Equity Income Portfolio (3/03)                              2005        1.000           1.024                -

   Large Cap Portfolio (7/03)                                  2005        1.000           1.070                -

   Managed Allocation Series: Aggressive Portfolio (10/05)     2005        0.975           1.024                -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.000           1.005                -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.033                -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.012           1.020                -

   Mercury Large Cap Core Portfolio (4/03)                     2005        1.000           1.085                -

   MFS Emerging Growth Portfolio (6/03)                        2005        1.000           0.998                -

   MFS Mid Cap Growth Portfolio (6/03)                         2005        1.000           1.041                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   MFS Total Return Portfolio (3/03)                           2005        1.000           1.004                 -

   MFS Value Portfolio (7/04)                                  2005        1.000           1.031                 -

   Mondrian International Stock Portfolio (5/03)               2005        1.000           1.063                 -

   Pioneer Fund Portfolio (5/03)                               2005        1.000           1.039                 -

   Pioneer Strategic Income Portfolio (7/04)                   2005        1.000           1.002                 -

   Strategic Equity Portfolio (5/03)                           2005        1.000           1.039                 -

   Travelers Managed Income Portfolio (3/03)                   2005        1.000           0.984                 -

   Van Kampen Enterprise Portfolio (7/03)                      2005        1.000           1.066                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        1.000           0.997                 -

   Smith Barney Aggressive Growth Portfolio (4/03)             2005        1.000           1.103                 -

   Smith Barney High Income Portfolio (3/03)                   2005        1.000           0.993                 -

   Smith Barney Large Capitalization Growth Portfolio (5/03)   2005        1.000           1.050                 -

   Smith Barney Mid Cap Core Portfolio (3/03)                  2005        1.000           1.065                 -

   Smith Barney Money Market Portfolio (3/03)                  2005        1.000           1.002                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (5/03)           2005        1.000           1.069                 -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (8/03)                                                      2005        1.000           1.071                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (3/03)               2005        1.000           1.128                 -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.000           1.134                 -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.


"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



AllianceBernstein Large-Cap Growth Portfolio - Class B Shares is no longer available to new contract holders.



Franklin Small-Mid Cap Growth Securities fund - Class 2 Shares is no longer available to new contract holders



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract holders



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract holders



Smith Barney Dividend Strategy Portfolio is no longer available to new contract holders



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract holders



Smith Barney Premier Selection All Cap Growth Portfolio is no longer available to new contract holders



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract holders

                                   APPENDIX C

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or The MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                         The Insurance Company
                         Principal Underwriter
                         Distribution and Principal Underwriting Agreement Valuation of Assets
                         Federal Tax Considerations
                         Independent Registered Public Accounting Firm Condensed Financial Information
                         Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below and mail to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-67-68-77-79 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-67-68-77-79.


Name:    ______________________________________________

Address: ______________________________________________

         ______________________________________________

         ______________________________________________

Check Box:
[  ] MIC-Book-67-68-77-79
[  } MIC-Book-67-68-77-79

                                                                     May 1, 2006

Book 67

                 PORTFOLIO ARCHITECT ACCESS ANNUITY PROSPECTUS:
 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
   METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002



This Prospectus describes PORTFOLIO ARCHITECT ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND - INITIAL SHARES
   Dreyfus Variable Investment Fund - Appreciation Portfolio
   Dreyfus Variable Investment Fund - Developing Leaders Portfolio FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
   Global Technology Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.+
   Legg Mason Partners Variable All Cap Portfolio - Class I+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio - Class I+ Legg Mason Partners Variable Small Cap Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio - Class I+ Legg Mason Partners Variable Equity Index Portfolio - Class II+ Legg Mason Partners Variable Growth and Income Portfolio - Class I+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Social Awareness Stock Portfolio+
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio - Class A+
   Dreman Small-Cap Value Portfolio - Class A+
   Federated High Yield Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Legg Mason Partners Managed Assets Portfolio+
   Lord Abbett Bond Debenture Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class A+
   BlackRock Money Market Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
   Western Asset Management High Yield Bond Portfolio - Class A+ Western Asset Management U.S. Government Portfolio - Class A+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST - CLASS IB
   Putnam VT Small Cap Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II
   Comstock Portfolio
VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2
   VIP Contrafund(R) Portfolio
   VIP Mid Cap Portfolio
METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS - CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+






(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract-The Variable Funding Options" for more information.



*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional

Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                             PROSPECTUS MAY 1, 2006

                                TABLE OF CONTENTS


Glossary........................................................................................            3
Summary.........................................................................................            5
Fee Table.......................................................................................            8
Condensed Financial Information.................................................................           16
The Annuity Contract............................................................................           16
   Contract Owner Inquiries.....................................................................           17
   Purchase Payments............................................................................           17
   Accumulation Units...........................................................................           17
   The Variable Funding Options.................................................................           17
Charges and Deductions..........................................................................           23
   General......................................................................................           23
   Transfer Charge..............................................................................           24
   Administrative Charges.......................................................................           24
   Mortality and Expense Risk Charge............................................................           24
   Guaranteed Minimum Withdrawal Benefit Charge.................................................           25
   Enhanced Stepped-Up Provision Charge.........................................................           25
   Variable Funding Option Expenses.............................................................           25
   Premium Tax..................................................................................           25
   Changes in Taxes Based upon Premium or Value.................................................           25
Transfers.......................................................................................           25
   Market Timing/Excessive Trading..............................................................           26
   Dollar Cost Averaging........................................................................           27
Access to Your Money............................................................................           27
   Guaranteed Minimum Withdrawal Benefit........................................................           27
   Systematic Withdrawals.......................................................................           33
Ownership Provisions............................................................................           33
   Types of Ownership...........................................................................           33
     Contract Owner.............................................................................           33
     Beneficiary................................................................................           34
     Annuitant..................................................................................           34
Death Benefit...................................................................................           34
   Death Proceeds before the Maturity Date......................................................           35
   Enhanced Stepped-Up Provision................................................................           36
   Payment of Proceeds..........................................................................           37
   Spousal Contract Continuance.................................................................           39
   Beneficiary Contract Continuance.............................................................           39
   Death Proceeds after the Maturity Date.......................................................           40
The Annuity Period..............................................................................           40
   Maturity Date................................................................................           40
   Allocation of Annuity........................................................................           40
   Variable Annuity.............................................................................           41
   Fixed Annuity................................................................................           41
  Payment Options...............................................................................           41
   Election of Options..........................................................................           41
   Annuity Options..............................................................................           42
   Variable Liquidity Benefit ..................................................................           42
  Miscellaneous Contract Provisions.............................................................           42
   Right to Return..............................................................................           42
   Termination..................................................................................           43
   Required Reports.............................................................................           43
   Suspension of Payments.......................................................................           43
  The Separate Accounts.........................................................................           43
   Performance Information......................................................................           44
  Federal Tax Considerations....................................................................           44
   General Taxation of Annuities................................................................           44
   Types of Contracts: Qualified and Non-qualified..............................................           45
   Qualified Annuity Contracts..................................................................           45
     Taxation of Qualified Annuity Contracts....................................................           45
     Mandatory Distributions for Qualified Plans................................................           45
   Non-qualified Annuity Contracts..............................................................           45
     Diversification Requirements for Variable Annuities........................................           46
     Ownership of the Investments...............................................................           46
     Taxation of Death Benefit Proceeds.........................................................           47
   Other Tax Considerations.....................................................................           47
     Treatment of Charges for Optional Benefits.................................................           47
     Puerto Rico Tax Considerations.............................................................           47
     Non-Resident Aliens........................................................................           47
  Other Information.............................................................................           48
   The Insurance Companies......................................................................           48
   Financial Statements.........................................................................           48
   Distribution of Variable Annuity Contracts...................................................           48
   Conformity with State and Federal Laws.......................................................           50
   Voting Rights................................................................................           50
   Restrictions on Financial Transactions.......................................................           51
   Legal Proceedings............................................................................           51
  Appendix A: Condensed Financial Information for
   MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002..............          A-1
  Appendix B: Condensed Financial Information for
   MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002.......          B-1
  Appendix C: Contents of the Statement of Additional Information...............................          C-1

                                    GLOSSARY
ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


HOME OFFICE -- the Home Office of The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.



MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.



PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.



QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.



SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.



SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.



UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.



VALUATION DATE -- a date on which a Subaccount is valued.



VALUATION PERIOD -- the period between successive valuations.



VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.




WE, US, OUR -- The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.




WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.



YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                       PORTFOLIO ARCHITECT ACCESS ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The MetLife Insurance Company of Connecticut sponsors MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002. MetLife Life and Annuity Company of Connecticut sponsors MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either MetLife Insurance Company of ConnecticutVariable Annuity Separate Account 2002 or MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.


We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.55% for the Standard Death Benefit, and 1.75% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and

GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.



For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. (see "Managed Distribution Program")


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.


      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.


      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       TRANSFER CHARGE............................................. $10(1)
       (assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................    $30(2)


--------------
(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)



We will assess a minimum mortality and expense risk charge ("M&E") of 1.55% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                                STANDARD DEATH        ENHANCED DEATH
                                                                  BENEFIT                BENEFIT
                                                                --------------        --------------
Mortality and Expense Risk Charge............................       1.55%(3)              1.75%(3)
Administrative Expense Charge................................       0.15%                 0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED............................................       1.70%                 1.90%
Optional E.S.P. Charge.......................................       0.20%                 0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED.....................................................       1.90%                 2.10%
Optional GMWB I Charge (maximum upon reset)..................       1.00%(4)              1.00%(4)
Optional GMWB II Charge (maximum upon reset).................       1.00%(4)              1.00%(4)
Optional GMWB III Charge.....................................       0.25%                 0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED.....................................................       2.70%                 2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED.....................................................       2.70%                 2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED.....................................................       1.95%                 2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED..............................................       2.90%                 3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED.............................................       2.90%                 3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED............................................       2.15%                 2.35%



--------------
(3) We are waiving the following amounts of the Morttality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(4) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                         MINIMUM                       MAXIMUM
                                                                         -------                       -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                     0.42%                         4.47%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                DISTRIBUTION                  TOTAL        CONTRACTUAL       NET TOTAL
                                                   AND/OR                     ANNUAL       FEE WAIVER         ANNUAL
                                 MANAGEMENT     SERVICE(12b-1)    OTHER      OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                    FEE             FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES**
------------------------------   ----------     --------------  --------     ---------    --------------     -----------
AMERICAN FUNDS INSURANCE
SERIES - Class 2
   American Funds Global
     Growth Fund*                  0.58%           0.25%          0.04%        0.87%             --            0.87%
   American Funds Growth
     Fund*                         0.33%           0.25%          0.02%        0.60%             --            0.60%
   American Funds
     Growth-Income Fund*           0.28%           0.25%          0.01%        0.54%             --            0.54%
DREYFUS VARIABLE INVESTMENT
   FUND - Initial Shares
   Dreyfus Variable
     Investment Fund -
     Appreciation Portfolio        0.75%             --           0.05%        0.80%             --            0.80%
   Dreyfus Variable
     Investment Fund -
     Developing Leaders
     Portfolio                     0.75%             --           0.06%        0.81%             --            0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   - Class 2
   Templeton Developing
     Markets Securities Fund*      1.24%           0.25%          0.29%        1.78%             --            1.78%
   Templeton Foreign
     Securities Fund*              0.65%           0.25%          0.17%        1.07%           0.05%           1.02%(1)
JANUS ASPEN SERIES - Service
   Shares
   Global Life Sciences
     Portfolio*+                   0.64%           0.25%          0.31%        1.20%             --            1.20%
   Global Technology
     Portfolio*                    0.64%           0.25%          0.09%        0.98%             --            0.98%
   Worldwide Growth
     Portfolio*+                   0.60%           0.25%          0.01%        0.86%             --            0.86%(2)
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*                0.75%           0.25%          0.22%        1.22%             --            1.22%
LEGG MASON PARTNERS VARIABLE

   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class I           0.75%             --           0.07%        0.82%             --            0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio - Class I           0.65%             --           0.06%        0.71%             --            0.71%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio -
     Class I                       0.75%             --           0.72%        1.47%             --            1.47%(3)
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio              0.75%             --           0.22%        0.97%             --            0.97%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio -
     Class I                       0.75%             --           0.18%        0.93%             --            0.93%(5)
   Legg Mason Partners
     Variable Equity Index
     Portfolio - Class II*         0.31%           0.25%          0.03%        0.59%             --            0.59%
   Legg Mason Partners
     Variable Growth and
     Income Portfolio -
     Class I                       0.65%             --           0.52%        1.17%             --            1.17%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++      0.55%           0.25%          0.28%        1.08%             --            1.08%(4)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++                   0.71%             --           0.04%        0.75%             --            0.75%(5)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap
     Stock Portfolio - Class A     0.70%             --           0.10%        0.80%             --            0.80%(6)
   Dreman Small-Cap Value
     Portfolio - Class A           0.83%             --           3.64%        4.47%           3.37%           1.10%(6)
   Federated High Yield
     Portfolio - Class A           0.60%             --           0.21%        0.81%             --            0.81%(6)
   Harris Oakmark
     International Portfolio
     - Class A                     0.82%             --           0.13%        0.95%             --            0.95%
   Janus Capital
     Appreciation Portfolio
     - Class A                     0.65%             --           0.09%        0.74%             --            0.74%(6)
   Legg Mason Partners
     Managed Assets
     Portfolio - Class A           0.50%             --           0.09%        0.59%             --            0.59%(6)
   Lord Abbett Bond
     Debenture Portfolio -
     Class A                       0.51%             --           0.05%        0.56%             --            0.56%
   Lord Abbett Growth and
     Income Portfolio -
     Class B*                      0.50%           0.25%          0.04%        0.79%             --            0.79%(6)
   Lord Abbett Mid-Cap Value
     Portfolio - Class B*          0.68%           0.25%          0.08%        1.01%             --            1.01%
   Mercury Large-Cap Core
     Portfolio - Class A           0.78%             --           0.12%        0.90%             --            0.90%(6)
   Met/AIM Capital
     Appreciation Portfolio
     - Class A                     0.76%             --           0.05%        0.81%             --            0.81%(6)

   Met/AIM Small Cap Growth
     Portfolio - Class A           0.90%             --           0.10%        1.00%             --            1.00%(6)
   MFS(R) Value Portfolio -
     Class A                       0.73%             --           0.24%        0.97%             --            0.97%(6)
   Neuberger Berman Real
     Estate Portfolio -
     Class A                       0.67%             --           0.03%        0.70%             --            0.70%
   Pioneer Fund Portfolio -
     Class A                       0.75%             --           0.28%        1.03%           0.03%           1.00%(6)
   Pioneer Mid-Cap Value
     Portfolio - Class A           0.75%             --           2.84%        3.59%           2.59%           1.00%(6)
   Pioneer Strategic Income
     Portfolio - Class A           0.73%             --           0.09%        0.82%             --            0.82%(6)
   Third Avenue Small Cap
     Value Portfolio - Class
     B*                            0.75%           0.25%          0.05%        1.05%             --            1.05%
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive
     Growth Portfolio -
     Class D*                      0.73%           0.10%          0.06%        0.89%             --            0.89%
   BlackRock Bond Income
     Portfolio - Class A           0.40%             --           0.07%        0.47%             --            0.47%(7)
   BlackRock Money Market
     Portfolio - Class A           0.35%             --           0.07%        0.42%           0.01%           0.41%(8)
   FI Large Cap Portfolio -
     Class A                       0.80%             --           0.06%        0.86%             --            0.86%(9)
   FI Value Leaders
     Portfolio - Class D*          0.66%           0.10%          0.07%        0.83%             --            0.83%
   MFS(R) Total Return
     Portfolio - Class F*          0.57%           0.20%          0.16%        0.93%             --            0.93%(10)
   Oppenheimer Global Equity
     Portfolio - Class B*          0.60%           0.25%          0.33%        1.18%             --            1.18%
   T. Rowe Price Large Cap
     Growth Portfolio -
     Class B*+                     0.60%           0.25%          0.12%        0.97%             --            0.97%(11)
   Western Asset Management
     High Yield Bond
     Portfolio - Class A           0.48%             --           0.12%        0.60%             --            0.60%(9)
   Western Asset Management
     U.S. Government
     Portfolio - Class A           0.54%             --           0.07%        0.61%             --            0.61%
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio -
     Administrative Class          0.25%             --           0.41%        0.66%             --            0.66%(12)
   Total Return Portfolio -
     Administrative Class          0.25%             --           0.40%        0.65%             --            0.65%
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund - Class IB*+      0.75%           0.25%          0.18%        1.18%             --            1.18%
   Putnam VT Small Cap Value
     Fund - Class IB*              0.76%           0.25%          0.08%        1.09%             --            1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II*                           0.56%           0.25%          0.03%        0.84%             --            0.84%
   Enterprise Portfolio
     Class II*+                    0.50%           0.25%          0.18%        0.93%             --            0.93%
VARIABLE INSURANCE PRODUCTS
   FUND - Service Class 2
   VIP Contrafund(R)
     Portfolio*                    0.57%           0.25%          0.09%        0.91%             --            0.91%
   VIP Dynamic Capital
     Appreciation Portfolio*+      0.57%           0.25%          0.36%        1.18%             --            1.18%

VIP Mid Cap Portfolio*             0.57%           0.25%          0.12%        0.94%             --            0.94%



                                                                                                                   NET TOTAL
                                                                                                                    ANNUAL
                                                                                                                   OPERATING
                                                                                                                   EXPENSES
                                              DISTRIBUTION                                                         INCLUDING
                                                 AND/OR                               CONTRACTUAL    NET TOTAL   NET EXPENSES
                                                SERVICE               TOTAL ANNUAL    FEE WAIVER      ANNUAL          OF
                                 MANAGEMENT     (12b-1)      OTHER     OPERATING    AND/OR EXPENSE   OPERATING    UNDERLYING
    UNDERLYING FUND:                FEE           FEES      EXPENSES    EXPENSES     REIMBURSEMENT  EXPENSES**    PORTFOLIOS
------------------------------   ----------   ------------  --------  ------------  --------------  ----------   -------------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio --
 Class B*..................        0.10%         0.25%       0.95%       1.30%           0.95%         0.35%     0.98%(13)(14)
MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B*.....        0.10%         0.25%       0.31%       0.66%           0.31%         0.35%     1.00%(13)(14)
MetLife Moderate
 Allocation Portfolio --
 Class B*..................        0.10%         0.25%       0.19%       0.54%           0.19%         0.35%     1.04%(13)(14)
MetLife Moderate to
 Aggressive Allocation
 Portfolio -- Class B*.....        0.10%         0.25%       0.24%       0.59%           0.24%         0.35%     1.06%(13)(14)
MetLife Aggressive
 Allocation Portfolio --
 Class B*..................        0.10%         0.25%       1.66%       2.01%           1.66%         0.35%     1.07%(11)(12)


----------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.


NOTES


(1) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(2) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information.



(3) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on October 1, 2005.



(4) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on November 1, 2005.



(5) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on December 1, 2005.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Batterymarch Mid-Cap Stock Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Janus Capital Appreciation Portfolio, Legg Mason Partners Variable Managed Assets Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.



(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(9) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(10) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on May 1, 2006.



(11) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(12) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(13) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(14) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example do not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.



EXAMPLE --This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).



                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                          -------------------------------------    -------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS  5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                            ------    -------  -------   --------    -------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses..............     754      2211      3598      6783        754      2211      3598       6783
Underlying Fund with Minimum Total
Annual Operating Expenses..............     358      1085      1826      3749        358      1085      1826       3749


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Portfolio Architect Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                      MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
   DEATH BENEFIT/OPTIONAL FEATURE                           ANNUITANT ON THE CONTRACT /RIDERDATE
   ------------------------------                     -----------------------------------------------
Standard Death Benefit                                                       80
Enhanced Death Benefit                                                       75
Enhanced Stepped-Up Provision (E.S.P)                                        75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.


PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least

$500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


                FUNDING                                    INVESTMENT                                INVESTMENT
                OPTION                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    --------------------------------------       ---------------------------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund -     Seeks capital appreciation through           Capital Research and Management
     Class 2                               stocks.                                      Company
   American Funds Growth Fund - Class 2    Seeks capital appreciation through           Capital Research and Management
                                           stocks.                                      Company
   American Funds Growth-Income Fund -     Seeks both capital appreciation and          Capital Research and Management
     Class 2                               income.                                      Company

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund -      Seeks long-term capital growth               The Dreyfus Corporation
     Appreciation Portfolio - Initial      consistent with the preservation of          Subadviser: Fayez Sarofim & Co.
     Shares                                capital, with growth of current income
                                           as a secondary objective
   Dreyfus Variable Investment Fund -      Seeks capital growth.                        The Dreyfus Corporation
     Developing Leaders Portfolio -
     Initial Shares

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets            Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund -     Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     Class 2                                                                            Subadviser: Franklin Templeton
                                                                                        Investment Management Limited

JANUS ASPEN SERIES
   Global Life Sciences Portfolio -        Seeks long-term growth of capital.           Janus Capital Management LLC
     Service Shares(+)

   Global Technology Portfolio -           Seeks long-term capital growth.              Janus Capital Management LLC
     Service Shares

   Worldwide Growth Portfolio -            Seeks long-term growth of capital in a       Janus Capital Management LLC
     Service Shares(+)                     manner consistent with the preservation
                                           of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.        Lazard Asset Management LLC
     Portfolio

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC..,
   Legg Mason Partners Variable All        Seeks capital appreciation through           Salomon Brothers Asset Management
     Cap Portfolio - Class I,              investments.                                 Inc

   Legg Mason Partners Variable            Seeks long-term growth of capital, with      Salomon Brothers Asset Management
     Investors Portfolio,                  growth of current income as a secondary      Inc
                                           objective.

   Legg Mason Partners Variable Large      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio - Class I,                                                    Inc

   Legg Mason Partners Variable Small      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio,                                                              Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II,

   Legg Mason Partners Variable            Seeks capital appreciation.                  Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                      Inc
     Class I,

   Legg Mason Partners Variable Equity     Seeks investment results that before         TIMCO Asset Management, Inc.
     Index Portfolio - Class II,           expenses correspond to the price and
                                           yield performance of the S&P 500 Index.

   Legg Mason Partners Variable Growth     Seeks income and long-term capital           Salomon Brothers Asset Management
     and Income Portfolio - Class I        growth.                                      Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.

   Legg Mason Partners Variable            Seeks to provide high current income and    Smith Barney Fund Management LLC
    Adjustable Rate Income Portfolio       to limit the degree of fluctuation of
                                           its net asset value resulting from
                                           movements in interest rates.

   Legg Mason Partners Variable            Seeks long term capital appreciation and    Smith Barney Fund Management LLC
     Social Awareness Stock Portfolio      retention of net investment income.

MET INVESTORS SERIES TRUST

   Batterymarch Mid-Cap Stock              Seeks growth of capital.                     Met Investors Advisory, LLC
     Portfolio - Class A                                                                Subadviser: Batterymarch Financial
                                                                                        Management, Inc.

   Dreman Small-Cap Value Portfolio -      Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Dreman Value
                                                                                        Management L.L.C.

   Federated High Yield Portfolio -        Seeks high current income.                   Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Federated Investment
                                                                                        Management Company

   Harris Oakmark International            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio - Class A                                                                Subadviser: Harris Associates L.P.

   Janus Capital Appreciation              Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio - Class A                                                                Subadviser: Janus Capital
                                                                                        Management LLC

   Legg Mason Partners Managed Assets      Seeks high total return.                     Met Investors Advisory, LLC
     Portfolio - Class A                                                                Subadviser: Legg Mason Capital
                                                                                        Management, Inc.

   Lord Abbett Bond Debenture              Seeks high current income and the            Met Investors Advisory, LLC
     Portfolio - Class A                   opportunity for capital appreciation to      Subadviser: Lord, Abbett & Co. LLC
                                           produce a high total return.

   Lord Abbett Growth and Income           Seeks growth of capital and current          Met Investors Advisory, LLC
     Portfolio - Class B                   income without excessive fluctuations in     Subadviser: Lord, Abbett & Co. LLC
                                           the market value.

   Lord Abbett Mid-Cap Value Portfolio     Seeks capital appreciation through           Met Investors Advisory, LLC
     - Class B                             investments primarily in equity              Subadviser: Lord, Abbett & Co. LLC
                                           securities which are believed to be
                                           undervalued in the marketplace.

   Mercury Large-Cap Core Portfolio -      Seeks long-term capital growth.              Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Merrill Lynch
                                                                                        Investment Managers, L.P.

   Met/AIM Capital Appreciation            Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio - Class A                                                                Subadviser:  AIM Capital
                                                                                        Management, Inc.

   Met/AIM Small Cap Growth Portfolio      Seeks long-term growth of capital.           Met Investors Advisory, LLC
     - Class A                                                                          Subadviser:  AIM Capital
                                                                                        Management, Inc.

   MFS(R) Value Portfolio - Class A,       Seeks capital appreciation and               Met Investors Advisory, LLC
                                           reasonable income.                           Subadviser: Massachusetts
                                                                                        Financial Services Company

   Neuberger Berman Real Estate            Seeks to provide total return through        Met Investors Advisory, LLC
     Portfolio - Class A                   investment in real estate securities,        Subadviser: Neuberger Berman
                                           emphasizing both capital appreciation        Management, Inc.
                                           and current income

   Pioneer Fund Portfolio - Class A        Seeks reasonable income and capital          Met Investors Advisory, LLC
                                           growth.                                      Subadviser: Pioneer
                                                                                        Investment Management,
                                                                                        Inc.

   Pioneer Mid-Cap Value Portfolio -       Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Pioneer Investment
                                                                                        Management, Inc.

   Pioneer Strategic Income Portfolio      Seeks a high level of current income.        Met Investors Advisory, LLC
     - Class A                                                                          Subadviser: Pioneer Investment
                                                                                        Management, Inc.

   Third Avenue Small Cap Value            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio - Class B                                                                Subadviser: Third Avenue
                                                                                        Management LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth             Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Portfolio - Class D                                                                Subadviser: BlackRock Advisors,
                                                                                        Inc.

   BlackRock Bond Income Portfolio -       Seeks competitive total return primarily     MetLife Advisers, LLC
     Class A                               from investing in fixed-income               Subadviser: BlackRock Advisors,
                                           securities. Inc.

   BlackRock Money Market Portfolio -      Seeks a high level of current income         MetLife Advisers, LLC
     Class A                               consistent with preservation of capital.     Subadviser: BlackRock Advisors,
                                                                                        Inc.

   FI Large Cap Portfolio - Class A        Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company

   FI Value Leaders Portfolio - Class D    Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company

   MetLife Aggressive Allocation           Seeks growth of capital.                     MetLife Advisers, LLC
     Portfolio - Class B

   MetLife Conservative Allocation         Seeks a high level of current income,        MetLife Advisers, LLC
     Portfolio - Class B                   with growth of capital as a secondary
                                           objective.

   MetLife Conservative to Moderate        Seeks high total return in the form of       MetLife Advisers, LLC
     Allocation Portfolio - Class B        income and growth of capital, with a
                                           greater emphasis on income.

   MetLife Moderate Allocation             Seeks a balance between a high level of      MetLife Advisers, LLC
     Portfolio - Class B,                  current income and growth of capital,
                                           with a greater emphasis on growth of
                                           capital.

   MetLife Moderate to Aggressive          Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio - Class B,

   MFS(R) Total Return Portfolio - Class   Seeks a favorable total return through       MetLife Advisers, LLC
     F,                                    investment in a diversified portfolio.       Subadviser: Massachusetts
                                                                                        Financial Services Company

   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     - Class B                                                                          Subadviser: OppenheimerFunds, Inc.

   T.Rowe Price Large Cap Growth           Seeks long-term growth of capital            MetLife Advisers
      Portfolio - Class B(+*)              and, secondarily, dividend income.           Subadviser: T. Rowe Price
                                                                                        Associates Inc.

   Western Asset Management High Yield     Seeks high current income.                   MetLife Advisers, LLC
     Bond Portfolio - Class A                                                           Subadviser: Western Asset
                                                                                        Management Company

   Western Asset Management U.S.           Seeks to maximize total return               MetLife Advisers, LLC
     Government Portfolio - Class A        consistent with preservation of capital      Subadviser: Western Asset
                                           and maintenance of liquidity.                Management Company

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                 Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of  capital and            Company LLC
                                           prudent investment management.

   Total Return Portfolio -                Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.

PUTNAM VARIABLE TRUST
   Putnam VT International Equity Fund     Seeks capital appreciation.                  Putnam Investment Management, LLC
     - Class IB(+)

   Putnam VT Small Cap Value Fund -        Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB

VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II             Seeks capital growth and income through      Van Kampen Asset Management
                                           investments in equity securities,
                                           including common stocks, preferred
                                           stocks and securities convertible into
                                           common and preferred stocks.

   Enterprise Portfolio Class II+          Seeks capital appreciation through           Van Kampen Asset Management
                                           investments in securities believed by
                                           the portfolio's investment adviser to
                                           have above-average potential for capital
                                           appreciation.

VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -           Seeks long-term capital appreciation.        Fidelity Management & Research
     Service Class 2                                                                    Company

   VIP Dynamic Capital Appreciation        Seeks capital appreciation.                  Fidelity Management & Research
     Portfolio - Service Class 2+                                                       Company

   VIP Mid Cap Portfolio - Service         Seeks long-term growth of capital.           Fidelity Management & Research
     Class 2                                                                            Company


--------------


+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                         FORMER NAME                                                           NEW NAME
-------------------------------------------------------------        ---------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                              Legg Mason Partners Variable Equity Index Portfolio
   Salomon Brothers Variable Growth and Income Fund - Class I          Legg Mason Partners Variable Fundamental Value
                                                                       Portfolio
   Salomon Brothers Variable Aggressive Growth Fund - Class I          Legg Mason Partners Variable Aggressive Growth
                                                                       Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio
   Large Cap Growth Fund                                               Legg Mason Partners Variable Large Cap Growth Portfolio
   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth Portfolio
TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                       Portfolio
   Social Awareness Stock Portfolio                               Legg Mason Partners Variable Social Awareness Stock
                                                                       Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.




                  FORMER UNDERLYING FUND                                                 NEW UNDERLYING FUND
-------------------------------------------------------              ---------------------------------------------------------
                                                                     MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio

                                                                     METROPOLITAN SERIES FUND, INC.
HIGH YIELD BOND TRUST                                                  Western Asset Management High Yield Bond Portfolio

                                                                     MET INVESTORS SERIES TRUST
MANAGED ASSETS TRUST                                                   Legg Mason Partners Managed Assets Portfolio

                                                                     METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                                                 BlackRock Money Market Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Convertible Securities Portfolio                                  Lord Abbett Bond Debenture Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio                                Batterymarch Mid-Cap Stock Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Federated High Yield Portfolio                                    Federated High Yield Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
     Federated Stock Portfolio                                         Lord Abbett Growth and Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                               FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate - Conservative                MetLife Conservative to Moderate Allocation Portfolio
     Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate - Aggressive                  MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Strategic Equity Portfolio                                        FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Travelers Quality Bond Portfolio                                  BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     U.S. Government Securities Portfolio                              Western Asset Management U.S.
Government Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



                    FORMER UNDERLYING FUND                                               NEW UNDERLYING FUND
-------------------------------------------------------------        ---------------------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth
DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.

   Mercury Global Allocation V.I. Portfolio                            Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST
   Mercury Value Opportunities V.I. Fund                               Third Avenue Small Cap Value Portfolio
   FRANKLIN TEMPLETON VIP TRUST                                      MET INVESTORS SERIES TRUST
     Mutual Shares Securities Fund                                     Lord Abbett Growth and Income Portfolio
   FRANKLIN TEMPLETON VIP TRUST                                      METROPOLITAN SERIES FUND, INC.
     Templeton Growth Securities Fund                                  Oppenheimer Global Equity Portfolio
   JANUS ASPEN SERIES                                                METROPOLITAN SERIES FUND, INC.
     Janus Aspen Balanced Portfolio                                    MFS(R) Total Return Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                             Lord Abbett Growth and Income Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                   MET INVESTORS SERIES TRUST
   Oppenheimer Main Street Fund/VA                                     Lord Abbett Growth and Income Portfolio


                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your sales agent, and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value, and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Dreyfus Variable Investment Fund - Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series - Global Technology Portfolio, Janus Aspen Series - Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying

Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.



All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is show below.


                             AVAILABLE GMWB RIDERS

NAME OF RIDER:                GMWB I                          GMWB II                         GMWB III
--------------   -------------------------------   ----------------------------    -----------------------------
ALSO CALLED:                Principal                        Principal                        Principal
                            Guarantee                        Guarantee                     Guarantee Value

AVAILABILITY:     Not available for purchase on     Available on or after March      Available on or after March
                 or after March 21, 2005, unless   21, 2005 if approved in your     21, 2005 if approved in your
                 GMWB II is not approved in your               state                            state
                              state

You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                GMWB I     GMWB II    GMWB III
                                                              ----------  ----------  ---------
If you make your first withdrawal BEFORE the 3rd
anniversary after you purchase GMWB:........................   5% of RBB  5% of RBB   5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:....................................  10% of RBB  10% of RBB  5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.




WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                          ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   -----------------------------------------------------
                      CONTRACT                                                CONTRACT
                       VALUE               RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    -----------------   ---------    -----------------   --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000         $ 100,000        $ 100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000         $  85,000        $ 100,000             $5,000

PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A            (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                           8,696                 500                          $  11,765             $  588

GREATER OF PWR OR                       $ 10,000                                              $  11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000          $ 10,000              $  500         $  10,000        $  11,765             $  588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $ 90,000              $4,500         $  75,000        $  88,235             $4,412

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                                 ------------------------------                        ------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    -----------------   ---------    -----------------   --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000         $ 100,000        $ 100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000         $  85,000        $ 100,000             $5,000

IMMEDIATELY AFTER     $105,000            91,304              $4,565         $  75,000        $  88,235             $4,412
WITHDRAWAL
                                  [100,000 - (100,000    [5,000 - (5,000 X                   [100,000 -           [5,000 X
                                   X 10,000/115,000)]    91,304/100,000)]                    (100,000 X      (88,235/100,000)]
                                                                                          10,000/85,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $  8,696              $  435         $  10,000        $  11,265             $  588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives

            (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                    GMWB I    GMWB II   GMWB III
                                                    ------    -------   --------
Current Annual Charge...........................     0.40%     0.50%      0.25%
Maximum Annual Charge After a Reset.............     1.00%     1.00%       N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
                           ------------------------------   -----------------------------    ----------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
                           ------------------------------   -----------------------------    ----------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

      d)    the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

      d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction as described below.

STEP UP VALUE:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE:

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

      (b)   any Purchase Payments made during the previous Contract Year

      (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal (a) plus (b) minus (c), where:

      (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

      (b) any Purchase Payments made since the previous Contract Date anniversary

      (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION:

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

       50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT Date. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      50,000 X (10,000/55,000) = $9,090


You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      50,000 X (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                        THE COMPANY WILL                                                      MANDATORY
  BEFORE THE MATURITY DATE,             PAY THE PROCEEDS                                                     PAYOUT RULES
    UPON THE DEATH OF THE                     TO:                            UNLESS...                          APPLY*
----------------------------        ------------------------     ------------------------------------      ---------------
OWNER (WHO IS NOT THE               The beneficiary (ies),       Unless the beneficiary elects to          Yes
ANNUITANT) (WITH NO JOINT           or if none, to the           continue the Contract rather than
OWNER)                              Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)               or if none, to the           continue the Contract rather than
                                    Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO        The surviving joint                                                    Yes
IS NOT THE ANNUITANT)               owner.

NON-SPOUSAL JOINT OWNER (WHO        The beneficiary (ies),       Unless the beneficiary elects to          Yes
IS THE ANNUITANT)                   or if none, to the           continue the Contract rather than
                                    surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS         The surviving joint          Unless the spouse elects to continue      Yes
NOT THE ANNUITANT)                  owner.                       the Contract.

                                        THE COMPANY WILL                                                      MANDATORY
   BEFORE THE MATURITY DATE,            PAY THE PROCEEDS                                                     PAYOUT RULES
    UPON THE DEATH OF THE                     TO:                              UNLESS...                        APPLY*
------------------------------      ------------------------     ------------------------------------      ---------------
SPOUSAL JOINT OWNER (WHO IS         The beneficiary (ies),       Unless the spouse elects to continue      Yes
THE ANNUITANT)                      or if none, to the           the Contract.
                                    surviving joint owner.
                                                                 A spouse who is not the
                                                                 beneficiary may decline to
                                                                 continue the Contract and
                                                                 instruct the Company to pay
                                                                 the beneficiary.

ANNUITANT (WHO IS NOT THE           The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                     or if none, to the           continue the Contract rather than
                                    Contract Owner.              receive the distribution.

                                                                 But, if there is a Contingent
                                                                 Annuitant, then the Contingent
                                                                 Annuitant becomes the
                                                                 Annuitant and the Contract
                                                                 continues in effect
                                                                 (generally using the
                                                                 original Maturity Date).
                                                                 The proceeds will then be
                                                                 paid upon the death of the
                                                                 Contingent Annuitant or
                                                                 owner.

ANNUITANT (WHO IS THE CONTRACT      See death of "Owner who                                                Yes
OWNER)                              is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A         The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL PERSON/TRUST)           or if none, to the                                                     Annuitant is
                                    owner.                                                                 treated as death
                                                                                                           of the owner in
                                                                                                           these
                                                                                                           circumstances.)

CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.

BENEFICIARY                         No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.

CONTINGENT BENEFICIARY              No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.

                               QUALIFIED CONTRACTS

                                        THE COMPANY WILL                                                      MANDATORY
   BEFORE THE MATURITY DATE,            PAY THE PROCEEDS                                                     PAYOUT RULES
    UPON THE DEATH OF THE                     TO:                              UNLESS...                        APPLY*
------------------------------      ------------------------     ------------------------------------      ---------------
OWNER / ANNUITANT                   The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                    or if none, to the           continue the Contract rather than
                                    Contract Owner's estate.     receive a distribution.

BENEFICIARY                         No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.

CONTINGENT BENEFICIARY              No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.

--------------


* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be change by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)



At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS


The MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, respectively. Both MetLife Insurance Company Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


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

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


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


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract

Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of

Additional Information. The Company and MLIDLLC may enter into similar Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



       METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.70%


                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR         END OF YEAR
---------------------------------------------------------      ----    -------------    -------------      ---------------
   Capital Appreciation Fund (3/03)                            2005        1.457           1.693                 251,484
                                                               2004        1.240           1.457                  84,254
                                                               2003        1.000           1.240                   5,000

   High Yield Bond Trust (5/04)                                2005        1.068           1.064                  66,166
                                                               2004        1.000           1.068                  32,368

   Managed Assets Trust (5/04)                                 2005        1.076           1.099                  82,353
                                                               2004        1.000           1.076                  73,762

   Money Market Portfolio (3/03)                               2005        0.986           0.997                 583,043
                                                               2004        0.992           0.986                 253,645
                                                               2003        1.000           0.992                 251,474

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/03)                                                      2005        1.274           1.439                  21,094
                                                               2004        1.196           1.274                  23,193
                                                               2003        1.000           1.196                   2,000

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.533           1.720                 217,320
                                                               2004        1.374           1.533                 161,675
                                                               2003        1.000           1.374                       -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.495           1.708                 443,685
                                                               2004        1.352           1.495                 308,855
                                                               2003        1.000           1.352                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.435           1.493                 409,651
                                                               2004        1.322           1.435                 246,724
                                                               2003        1.000           1.322                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.681           1.772                 160,949
                                                               2004        1.302           1.681                 117,977
                                                               2003        1.000           1.302                   2,000

Dreyfus Variable Investment Fund
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/03)                                                      2005        1.253           1.286                  22,828
                                                               2004        1.213           1.253                   6,813
                                                               2003        1.000           1.213                   3,000

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/03)                                               2005        1.455           1.514                  82,966
                                                               2004        1.329           1.455                  88,422
                                                               2003        1.000           1.329                   3,000

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.206           1.306                 158,145
                                                               2004        1.074           1.206                 128,750
                                                               2003        1.000           1.074                   1,000

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.204           1.304                 113,935
                                                               2004        1.067           1.204                  87,484
                                                               2003        1.000           1.067                   1,000

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.400           1.522                  96,369
                                                               2004        1.265           1.400                  42,052
                                                               2003        1.000           1.265                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------    -------------      ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.772           2.220                 188,492
                                                               2004        1.445           1.772                  72,179
                                                               2003        1.000           1.445                   1,000

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.641           1.778                  52,829
                                                               2004        1.408           1.641                  29,598
                                                               2003        1.000           1.408                       -

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.578           1.689                 256,644
                                                               2004        1.383           1.578                 102,140
                                                               2003        1.000           1.383                   1,000

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.371           1.405                 429,296
                                                               2004        1.265           1.371                 221,268
                                                               2003        1.000           1.265                  22,369

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (3/03)                                             2005        1.437           1.552                  38,828
                                                               2004        1.339           1.437                  59,070
                                                               2003        1.000           1.339                   2,000

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (3/03)                                               2005        1.373           1.399                   8,618
                                                               2004        1.288           1.373                   3,086
                                                               2003        1.000           1.288                   1,000

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2005        1.196           1.266                       -
                                                               2004        1.123           1.196                   3,000
                                                               2003        1.000           1.123                   3,000

   Global Life Sciences Portfolio - Service Shares (3/03)      2005        1.352           1.493                       -
                                                               2004        1.204           1.352                   1,000
                                                               2003        1.000           1.204                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
----------------------------------------------------------     ----    -------------    -------------      ---------------
   Global Technology Portfolio - Service Shares (3/03)         2005        1.412           1.548                  12,975
                                                               2004        1.428           1.412                  23,120
                                                               2003        1.000           1.428                   1,000

   Worldwide Growth Portfolio - Service Shares (3/03)          2005        1.327           1.377                       -
                                                               2004        1.291           1.327                   2,000
                                                               2003        1.000           1.291                   2,000

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.506           1.540                  52,538
                                                               2004        1.333           1.506                  28,794
                                                               2003        1.000           1.333                   1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.376           1.396                 136,704
                                                               2004        1.242           1.376                  87,047
                                                               2003        1.000           1.242                   2,000

   Mid-Cap Value Portfolio (5/03)                              2005        1.533           1.631                 143,379
                                                               2004        1.257           1.533                  83,158
                                                               2003        1.000           1.257                   2,000

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.072           1.114                  47,269
                                                               2004        1.000           1.072                  27,182

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.120           1.124                 520,553
                                                               2004        1.046           1.120                 246,186
                                                               2003        1.000           1.046                   2,000

   Total Return Portfolio - Administrative Class (3/03)        2005        1.055           1.063               1,156,728
                                                               2004        1.023           1.055                 681,309
                                                               2003        1.000           1.023                   2,005

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.577           1.740                   9,119
                                                               2004        1.380           1.577                  11,658
                                                               2003        1.000           1.380                     986

   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.920           2.020                 215,516
                                                               2004        1.547           1.920                 121,177
                                                               2003        1.000           1.547                  10,196

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.499           1.533                  17,889
                                                               2004        1.407           1.499                  43,615
                                                               2003        1.000           1.407                       -

   Investors Fund - Class I (3/03)                             2005        1.443           1.511                  26,301
                                                               2004        1.329           1.443                  22,578
                                                               2003        1.000           1.329                       -

   Large Cap Growth Fund - Class I (3/03)                      2005        1.372           1.419                  42,695
                                                               2004        1.388           1.372                  21,474
                                                               2003        1.000           1.388                   1,000

   Small Cap Growth Fund - Class I (3/03)                      2005        1.735           1.790                  19,709
                                                               2004        1.533           1.735                  19,127
                                                               2003        1.000           1.533                   1,000

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.321           1.412                  31,712
                                                               2004        1.262           1.321                  19,554
                                                               2003        1.000           1.262                   1,000

   Convertible Securities Portfolio (3/03)                     2005        1.252           1.235                   8,965
                                                               2004        1.198           1.252                   8,685
                                                               2003        1.000           1.198                  16,073

   Disciplined Mid Cap Stock Portfolio (3/03)                  2005        1.547           1.710                 125,438
                                                               2004        1.351           1.547                  58,776
                                                               2003        1.000           1.351                   2,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
---------------------------------------------------------      ----    -------------    -------------      ---------------
Equity Income Portfolio (3/03)                                 2005        1.429           1.468                 106,840
                                                               2004        1.323           1.429                  91,847
                                                               2003        1.000           1.323                   2,000

Federated High Yield Portfolio (3/03)                          2005        1.258           1.269                 100,789
                                                               2004        1.159           1.258                  52,574
                                                               2003        1.000           1.159                   1,000

Federated Stock Portfolio (3/03)                               2005        1.408           1.457                   1,886
                                                               2004        1.295           1.408                   2,000
                                                               2003        1.000           1.295                   2,000

Large Cap Portfolio (3/03)                                     2005        1.285           1.373                  27,621
                                                               2004        1.227           1.285                   2,000
                                                               2003        1.000           1.227                   2,000

Managed Allocation Series: Aggressive Portfolio (9/05)         2005        1.000           1.027                   8,364

Managed Allocation Series: Conservative Portfolio (12/05)      2005        1.007           1.009                  14,893

Managed Allocation Series: Moderate Portfolio (6/05)           2005        0.994           1.039                 136,717

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)                                                         2005        1.000           1.052                  52,827

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000           1.025                  43,857

Mercury Large Cap Core Portfolio (3/03)                        2005        1.386           1.527                 221,339
                                                               2004        1.216           1.386                  67,332
                                                               2003        1.000           1.216                   1,000

MFS Emerging Growth Portfolio (3/03)                           2005        1.386           1.344                       -
                                                               2004        1.251           1.386                  18,775
                                                               2003        1.000           1.251                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------          ----    -------------    -------------      ---------------
MFS Mid Cap Growth Portfolio (3/03)                            2005        1.482           1.502                  16,505
                                                               2004        1.321           1.482                  17,506
                                                               2003        1.000           1.321                   1,000

MFS Total Return Portfolio (3/03)                              2005        1.284           1.299                 379,761
                                                               2004        1.171           1.284                 206,138
                                                               2003        1.000           1.171                   2,006

MFS Value Portfolio (5/04)                                     2005        1.120           1.172                  17,372
                                                               2004        1.000           1.120                   2,000

Mondrian International Stock Portfolio (3/03)                  2005        1.511           1.627                  63,891
                                                               2004        1.327           1.511                  37,363
                                                               2003        1.000           1.327                   1,000

Pioneer Fund Portfolio (5/03)                                  2005        1.327           1.383                  44,434
                                                               2004        1.214           1.327                   9,113
                                                               2003        1.000           1.214                   1,000

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.000           1.003                   2,617

Pioneer Strategic Income Portfolio (5/04)                      2005        1.093           1.114                 303,971
                                                               2004        1.000           1.093                  55,577

Strategic Equity Portfolio (3/03)                              2005        1.379           1.384                     984
                                                               2004        1.273           1.379                  20,770
                                                               2003        1.000           1.273                   2,000

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.000           1.073                       -

Style Focus Series: Small Cap Value Portfolio (7/05)           2005        1.000           0.981                       -

Travelers Quality Bond Portfolio (3/03)                        2005        1.049           1.048                 120,078
                                                               2004        1.033           1.049                  62,607
                                                               2003        1.000           1.033                  24,619

U.S. Government Securities Portfolio (5/04)                    2005        1.050           1.077                 213,793
                                                               2004        1.000           1.050                 146,578

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.993           0.999                 121,214
                                                               2004        0.998           0.993                  78,287
                                                               2003        1.000           0.998                   1,000

   Social Awareness Stock Portfolio (5/04)                     2005        1.081           1.109                  63,863
                                                               2004        1.000           1.081                  39,987

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/03)                 2005        1.518           1.554                 198,608
                                                               2004        1.315           1.518                  97,186
                                                               2003        1.000           1.315                  19,791

   Enterprise Portfolio - Class II Shares (3/03)               2005        1.255           1.331                       -
                                                               2004        1.230           1.255                   2,000
                                                               2003        1.000           1.230                   2,000

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/03)            2005        1.447           1.660                 195,109
                                                               2004        1.278           1.447                  54,344
                                                               2003        1.000           1.278                  16,154

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/03)                                                      2005        1.248           1.480                  37,664
                                                               2004        1.253           1.248                   4,047
                                                               2003        1.000           1.253                   1,000

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.769           2.053                 183,765
                                                               2004        1.444           1.769                  49,698
                                                               2003        1.000           1.444                   2,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.60%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
---------------------------------------------------------      ----    -------------    -------------      ---------------
   Capital Appreciation Fund (3/03)                            2005        1.434           1.652                       -
                                                               2004        1.231           1.434                       -
                                                               2003        1.000           1.231                       -

   High Yield Bond Trust (5/04)                                2005        1.061           1.048                       -
                                                               2004        1.000           1.061                       -

   Managed Assets Trust (5/04)                                 2005        1.070           1.082                       -
                                                               2004        1.000           1.070                       -

   Money Market Portfolio (3/03)                               2005        0.970           0.972                       -
                                                               2004        0.986           0.970                       -
                                                               2003        1.000           0.986                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/03)                                                      2005        1.254           1.403                       -
                                                               2004        1.188           1.254                       -
                                                               2003        1.000           1.188                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.509           1.677                       -
                                                               2004        1.365           1.509                   3,419
                                                               2003        1.000           1.365                       -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.471           1.666                  89,047
                                                               2004        1.342           1.471                  12,735
                                                               2003        1.000           1.342                       -

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.412           1.456                  44,746
                                                               2004        1.313           1.412                   9,353
                                                               2003        1.007           1.313                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.655           1.728                       -
                                                               2004        1.293           1.655                       -
                                                               2003        1.000           1.293                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/03)                                                      2005        1.233           1.254                       -
                                                               2004        1.205           1.233                       -
                                                               2003        1.000           1.205                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/03)                                               2005        1.432           1.476                       -
                                                               2004        1.320           1.432                       -
                                                               2003        1.000           1.320                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.194           1.282                       -
                                                               2004        1.073           1.194                       -
                                                               2003        1.000           1.073                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.192           1.279                       -
                                                               2004        1.066           1.192                       -
                                                               2003        1.000           1.066                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.378           1.485                       -
                                                               2004        1.256           1.378                       -
                                                               2003        1.000           1.256                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.745           2.167                       -
                                                               2004        1.436           1.745                       -
                                                               2003        1.000           1.436                       -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.615           1.734                  20,795
                                                               2004        1.398           1.615                   1,035
                                                               2003        1.000           1.398                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.553           1.647                       -
                                                               2004        1.374           1.553                       -
                                                               2003        1.000           1.374                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.349           1.371                       -
                                                               2004        1.256           1.349                       -
                                                               2003        1.000           1.256                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (3/03)                                             2005        1.414           1.514                       -
                                                               2004        1.330           1.414                       -
                                                               2003        1.000           1.330                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (3/03)                                               2005        1.351           1.364                       -
                                                               2004        1.280           1.351                       -
                                                               2003        1.000           1.280                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2005        1.177           1.235                       -
                                                               2004        1.115           1.177                       -
                                                               2003        1.000           1.115                       -

   Global Life Sciences Portfolio - Service Shares (3/03)      2005        1.330           1.456                       -
                                                               2004        1.195           1.330                       -
                                                               2003        1.000           1.195                       -

   Global Technology Portfolio - Service Shares (3/03)         2005        1.390           1.510                       -
                                                               2004        1.418           1.390                       -
                                                               2003        1.000           1.418                       -

   Worldwide Growth Portfolio - Service Shares (3/03)          2005        1.306           1.343                       -
                                                               2004        1.282           1.306                       -
                                                               2003        1.000           1.282                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.483           1.503                   4,230
                                                               2004        1.325           1.483                       -
                                                               2003        1.000           1.325                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.355           1.363                  74,229
                                                               2004        1.235           1.355                       -
                                                               2003        1.000           1.235                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.510           1.593                   1,119
                                                               2004        1.250           1.510                   1,121
                                                               2003        1.000           1.250                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.065           1.098                       -
                                                               2004        1.000           1.065                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.103           1.097                   4,280
                                                               2004        1.039           1.103                   4,712
                                                               2003        1.000           1.039                       -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.038           1.036                   4,355
                                                               2004        1.016           1.038                   4,363
                                                               2003        0.998           1.016                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.552           1.697                       -
                                                               2004        1.371           1.552                       -
                                                               2003        1.018           1.371                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.890           1.971                       -
                                                               2004        1.536           1.890                       -
                                                               2003        1.000           1.536                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------                ----    -------------    -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.475           1.495                       -
                                                               2004        1.398           1.475                       -
                                                               2003        1.000           1.398                       -

   Investors Fund - Class I (3/03)                             2005        1.420           1.474                       -
                                                               2004        1.320           1.420                       -
                                                               2003        1.000           1.320                       -

   Large Cap Growth Fund - Class I (3/03)                      2005        1.350           1.384                       -
                                                               2004        1.379           1.350                       -
                                                               2003        1.000           1.379                       -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.708           1.746                       -
                                                               2004        1.523           1.708                       -
                                                               2003        1.000           1.523                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.300           1.378                       -
                                                               2004        1.253           1.300                       -
                                                               2003        1.000           1.253                       -

   Convertible Securities Portfolio (3/03)                     2005        1.232           1.205                       -
                                                               2004        1.190           1.232                       -
                                                               2003        1.000           1.190                       -

   Disciplined Mid Cap Stock Portfolio (3/03)                  2005        1.523           1.668                       -
                                                               2004        1.342           1.523                       -
                                                               2003        1.000           1.342                       -

   Equity Income Portfolio (3/03)                              2005        1.406           1.432                  23,192
                                                               2004        1.314           1.406                       -
                                                               2003        1.000           1.314                       -

   Federated High Yield Portfolio (3/03)                       2005        1.238           1.237                       -
                                                               2004        1.151           1.238                       -
                                                               2003        1.000           1.151                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Federated Stock Portfolio (3/03)                               2005        1.385           1.422                       -
                                                               2004        1.286           1.385                       -
                                                               2003        1.000           1.286                       -

Large Cap Portfolio (3/03)                                     2005        1.265           1.339                       -
                                                               2004        1.219           1.265                       -
                                                               2003        1.000           1.219                       -

Managed Allocation Series: Aggressive Portfolio (9/05)         2005        1.000           1.024                       -

Managed Allocation Series: Conservative Portfolio (12/05)      2005        1.003           1.005                       -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        0.994           1.034                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)                                                         2005        1.000           1.047                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000           1.020                       -

Mercury Large Cap Core Portfolio (3/03)                        2005        1.364           1.489                  28,836
                                                               2004        1.208           1.364                       -
                                                               2003        1.000           1.208                       -

MFS Emerging Growth Portfolio (3/03)                           2005        1.364           1.321                       -
                                                               2004        1.242           1.364                       -
                                                               2003        1.000           1.242                       -

MFS Mid Cap Growth Portfolio (3/03)                            2005        1.459           1.465                       -
                                                               2004        1.312           1.459                       -
                                                               2003        1.000           1.312                       -

MFS Total Return Portfolio (3/03)                              2005        1.263           1.267                  11,292
                                                               2004        1.163           1.263                  12,431
                                                               2003        1.003           1.163                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   MFS Value Portfolio (5/04)                                  2005        1.113           1.155                       -
                                                               2004        1.000           1.113                       -

   Mondrian International Stock Portfolio (3/03)               2005        1.487           1.587                  36,157
                                                               2004        1.318           1.487                       -
                                                               2003        1.000           1.318                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.307           1.350                       -
                                                               2004        1.207           1.307                       -
                                                               2003        1.000           1.207                       -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000           0.998                       -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.087           1.098                       -
                                                               2004        1.000           1.087                       -

   Strategic Equity Portfolio (3/03)                           2005        1.357           1.350                       -
                                                               2004        1.264           1.357                       -
                                                               2003        1.000           1.264                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000           1.068                       -

   Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000           0.977                       -

   Travelers Quality Bond Portfolio (3/03)                     2005        1.032           1.022                       -
                                                               2004        1.025           1.032                       -
                                                               2003        1.000           1.025                       -

   U.S. Government Securities Portfolio (5/04)                 2005        1.044           1.061                       -
                                                               2004        1.000           1.044                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.982           0.979                   7,592
                                                               2004        0.996           0.982                   7,607
                                                               2003        1.000           0.996                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.075           1.093                       -
                                                               2004        1.000           1.075                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/03)                 2005        1.494           1.516                       -
                                                               2004        1.306           1.494                       -
                                                               2003        1.000           1.306                       -

   Enterprise Portfolio - Class II Shares (3/03)               2005        1.235           1.298                       -
                                                               2004        1.221           1.235                       -
                                                               2003        1.000           1.221                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/03)            2005        1.424           1.619                       -
                                                               2004        1.269           1.424                       -
                                                               2003        1.000           1.269                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/03)                                                      2005        1.228           1.444                       -
                                                               2004        1.244           1.228                       -
                                                               2003        1.000           1.244                       -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.741           2.003                       -
                                                               2004        1.434           1.741                       -
                                                               2003        1.000           1.434                       -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new Contract Owners.



Federated Stock Portfolio is no longer available to new Contract Owners.



Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new Contract Owners.



Janus Aspen Series Balanced Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series Global Life Sciences Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series Worldwide Growth Portfolio - Service Shares is no longer available to new Contract Owners.



Putnam VT International Equity Fund - Class IB Shares is no longer available to new Contract Owners.



Van Kampen Life Investment Trust Enterprise Portfolio - Class II Shares is no longer available to new Contract Owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



    METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
---------------------------------------------------------      ----    -------------    -------------      ---------------
   Capital Appreciation Fund (6/03)                            2005        1.457           1.693                 169,222
                                                               2004        1.240           1.457                  69,578
                                                               2003        1.000           1.240                  53,081

   High Yield Bond Trust (7/04)                                2005        1.068           1.064                 293,673
                                                               2004        1.007           1.068                  61,377

   Managed Assets Trust (5/04)                                 2005        1.076           1.099                  18,751
                                                               2004        0.995           1.076                  19,502

   Money Market Portfolio (5/03)                               2005        0.986           0.997                 106,698
                                                               2004        0.992           0.986                 250,103
                                                               2003        1.000           0.992               1,000,853

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.274           1.439                  45,774
                                                               2004        1.196           1.274                  45,774
                                                               2003        1.000           1.196                  34,080

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (4/03)                  2005        1.533           1.720                 425,031
                                                               2004        1.374           1.533                 319,049
                                                               2003        1.000           1.374                 180,398

   Growth Fund - Class 2 Shares (3/03)                         2005        1.495           1.708                 917,616
                                                               2004        1.352           1.495                 915,371
                                                               2003        1.000           1.352                 459,044

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.435           1.493                 816,341
                                                               2004        1.322           1.435                 789,816
                                                               2003        1.000           1.322                 346,672

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/03)            2005        1.681           1.772                 225,422
                                                               2004        1.302           1.681                 138,370
                                                               2003        1.000           1.302                  91,347

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (6/03)                                                      2005        1.253           1.286                 111,003
                                                               2004        1.213           1.253                 100,863
                                                               2003        1.000           1.213                  77,766

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/03)                                               2005        1.455           1.514                 236,289
                                                               2004        1.329           1.455                 376,598
                                                               2003        1.000           1.329                 252,902

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)     2005        1.206           1.306                 137,059
                                                               2004        1.074           1.206                  92,325
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.204           1.304                  12,146
                                                               2004        1.067           1.204                  57,605
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (4/03)       2005        1.400           1.522                 440,508
                                                               2004        1.265           1.400                 430,489
                                                               2003        1.000           1.265                 251,429

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.772           2.220                  98,036
                                                               2004        1.445           1.772                  64,724
                                                               2003        1.000           1.445                  22,958

   Templeton Foreign Securities Fund - Class 2 Shares (5/03)   2005        1.641           1.778                 239,107
                                                               2004        1.408           1.641                  90,637
                                                               2003        1.108           1.408                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/03)    2005        1.578           1.689                 453,166
                                                               2004        1.383           1.578                 569,927
                                                               2003        1.000           1.383                 543,306

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.371           1.405                 174,275
                                                               2004        1.265           1.371                  65,202
                                                               2003        1.000           1.265                 248,020

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/03)                                             2005        1.437           1.552                 139,776
                                                               2004        1.339           1.437                 134,769
                                                               2003        1.000           1.339                  84,927

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.373           1.399                  12,120
                                                               2004        1.288           1.373                  20,811
                                                               2003        1.000           1.288                     609

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2005        1.196           1.266                  59,062
                                                               2004        1.123           1.196                  64,108
                                                               2003        1.000           1.123                  60,106

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.352           1.493                   3,309
                                                               2004        1.204           1.352                       -
                                                               2003        1.000           1.204                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Global Technology Portfolio - Service Shares (8/03)         2005        1.412           1.548                  13,742
                                                               2004        1.428           1.412                  18,801
                                                               2003        1.000           1.428                  13,742

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.327           1.377                   6,989
                                                               2004        1.291           1.327                   6,997
                                                               2003        1.000           1.291                 244,549

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.506           1.540                 181,128
                                                               2004        1.333           1.506                  12,433
                                                               2003        1.000           1.333                   1,622

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.376           1.396                 133,511
                                                               2004        1.242           1.376                 225,570
                                                               2003        1.000           1.242                 185,002

   Mid-Cap Value Portfolio (5/03)                              2005        1.533           1.631                 246,782
                                                               2004        1.257           1.533                 310,271
                                                               2003        1.000           1.257                 197,186

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.072           1.114                  18,095
                                                               2004        0.994           1.072                   6,988

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.120           1.124                 642,079
                                                               2004        1.046           1.120                 698,051
                                                               2003        1.000           1.046                 169,597

   Total Return Portfolio - Administrative Class (3/03)        2005        1.055           1.063               1,071,978
                                                               2004        1.023           1.055                 997,023
                                                               2003        1.000           1.023                 512,238

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
----------------------------------------------------------     ----    -------------    -------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.577           1.740                   1,081
                                                               2004        1.380           1.577                   1,082
                                                               2003        1.000           1.380                   1,083

   Putnam VT Small Cap Value Fund - Class IB Shares (4/03)     2005        1.920           2.020                 305,198
                                                               2004        1.547           1.920                 248,510
                                                               2003        1.000           1.547                 147,642

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.499           1.533                  11,445
                                                               2004        1.407           1.499                  85,512
                                                               2003        1.000           1.407                  74,066

   Investors Fund - Class I (3/03)                             2005        1.443           1.511                  33,378
                                                               2004        1.329           1.443                  65,165
                                                               2003        1.000           1.329                  34,630

   Large Cap Growth Fund - Class I (6/03)                      2005        1.372           1.419                  80,330
                                                               2004        1.388           1.372                  88,200
                                                               2003        1.000           1.388                  70,004

   Small Cap Growth Fund - Class I (5/03)                      2005        1.735           1.790                  15,816
                                                               2004        1.533           1.735                  48,078
                                                               2003        1.000           1.533                  54,333

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.321           1.412                  90,620
                                                               2004        1.262           1.321                   7,188
                                                               2003        1.000           1.262                       -

   Convertible Securities Portfolio (6/03)                     2005        1.252           1.235                 106,365
                                                               2004        1.198           1.252                 134,693
                                                               2003        1.000           1.198                  49,694

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.547           1.710                 110,370
                                                               2004        1.351           1.547                  90,318
                                                               2003        1.000           1.351                  70,945

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR         END OF YEAR
--------------------------------------------------------       ----    -------------    -------------      ---------------
Equity Income Portfolio (3/03)                                 2005        1.429           1.468                 146,538
                                                               2004        1.323           1.429                 108,451
                                                               2003        1.000           1.323                  51,756

Federated High Yield Portfolio (3/03)                          2005        1.258           1.269                 317,034
                                                               2004        1.159           1.258                 410,146
                                                               2003        1.000           1.159                 312,994

Federated Stock Portfolio (11/03)                              2005        1.408           1.457                   8,300
                                                               2004        1.295           1.408                  11,753
                                                               2003        1.000           1.295                  12,153

Large Cap Portfolio (7/03)                                     2005        1.285           1.373                  14,928
                                                               2004        1.227           1.285                  26,954
                                                               2003        1.000           1.227                  15,745

Managed Allocation Series: Aggressive Portfolio (10/05)        2005        0.976           1.027                  40,085

Managed Allocation Series: Conservative Portfolio (7/05)       2005        1.000           1.009                  62,967

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.039                  19,960

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.014           1.025                  11,307

Mercury Large Cap Core Portfolio (4/03)                        2005        1.386           1.527                  53,878
                                                               2004        1.216           1.386                  65,822
                                                               2003        1.000           1.216                       -

MFS Emerging Growth Portfolio (6/03)                           2005        1.386           1.344                       -
                                                               2004        1.251           1.386                 161,246
                                                               2003        1.000           1.251                 153,166

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.482           1.502                 216,633
                                                               2004        1.321           1.482                  53,348
                                                               2003        1.000           1.321                  36,767

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------        ----    -------------    -------------      ---------------
   MFS Total Return Portfolio (3/03)                           2005        1.284           1.299               1,158,282
                                                               2004        1.171           1.284                 870,918
                                                               2003        1.000           1.171                 486,922

   MFS Value Portfolio (7/04)                                  2005        1.120           1.172                  81,938
                                                               2004        0.996           1.120                  22,357

   Mondrian International Stock Portfolio (5/03)               2005        1.511           1.627                 109,565
                                                               2004        1.327           1.511                  48,725
                                                               2003        1.000           1.327                  14,338

   Pioneer Fund Portfolio (5/03)                               2005        1.327           1.383                  36,208
                                                               2004        1.214           1.327                  78,670
                                                               2003        1.000           1.214                  85,786

   Pioneer Strategic Income Portfolio (7/04)                   2005        1.093           1.114                 201,980
                                                               2004        1.016           1.093                  47,649

   Strategic Equity Portfolio (5/03)                           2005        1.379           1.384                   8,961
                                                               2004        1.273           1.379                   1,791
                                                               2003        1.000           1.273                   3,187

   Travelers Quality Bond Portfolio (5/03)                     2005        1.049           1.048                 414,246
                                                               2004        1.033           1.049                 438,031
                                                               2003        1.000           1.033                 338,852

   U.S. Government Securities Portfolio (7/04)                 2005        1.050           1.077                  41,586
                                                               2004        1.009           1.050                   5,549

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.993           0.999                  93,434
                                                               2004        0.998           0.993                 207,025
                                                               2003        1.000           0.998                 175,840

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2005        1.518           1.554                 426,317
                                                               2004        1.315           1.518                 384,884
                                                               2003        1.000           1.315                 196,030

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Enterprise Portfolio - Class II Shares (7/03)               2005        1.255           1.331                       -
                                                               2004        1.230           1.255                       -
                                                               2003        1.000           1.230                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.447           1.660                 207,109
                                                               2004        1.278           1.447                 134,234
                                                               2003        1.000           1.278                  52,719

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (10/03)                                                     2005        1.248           1.480                  41,032
                                                               2004        1.253           1.248                  41,384
                                                               2003        1.000           1.253                       -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.769           2.053                 274,315
                                                               2004        1.444           1.769                 252,103
                                                               2003        1.000           1.444                 129,969

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.60%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
----------------------------------------------------------     ----    -------------    -------------      ---------------
   Capital Appreciation Fund (6/03)                            2005        1.434           1.652                       -
                                                               2004        1.231           1.434                       -
                                                               2003        1.087           1.231                       -

   High Yield Bond Trust (7/04)                                2005        1.061           1.048                       -
                                                               2004        1.005           1.061                       -

   Managed Assets Trust (5/04)                                 2005        1.070           1.082                       -
                                                               2004        0.994           1.070                       -

   Money Market Portfolio (5/03)                               2005        0.970           0.972                       -
                                                               2004        0.986           0.970                       -
                                                               2003        0.998           0.986                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.254           1.403                       -
                                                               2004        1.188           1.254                       -
                                                               2003        1.099           1.188                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (4/03)                  2005        1.509           1.677                  38,073
                                                               2004        1.365           1.509                  56,327
                                                               2003        1.002           1.365                  28,454

   Growth Fund - Class 2 Shares (3/03)                         2005        1.471           1.666                 305,426
                                                               2004        1.342           1.471                 324,238
                                                               2003        1.012           1.342                 213,259

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.412           1.456                 373,111
                                                               2004        1.313           1.412                 361,056
                                                               2003        1.000           1.313                 284,259

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/03)            2005        1.655           1.728                       -
                                                               2004        1.293           1.655                       -
                                                               2003        1.087           1.293                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (6/03)                                                      2005        1.233           1.254                       -
                                                               2004        1.205           1.233                       -
                                                               2003        1.087           1.205                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/03)                                               2005        1.432           1.476                       -
                                                               2004        1.320           1.432                       -
                                                               2003        1.136           1.320                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (12/03)     2005        1.194           1.282                       -
                                                               2004        1.073           1.194                       -
                                                               2003        1.049           1.073                       -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.192           1.279                       -
                                                               2004        1.066           1.192                       -
                                                               2003        1.056           1.066                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (4/03)       2005        1.378           1.485                  41,167
                                                               2004        1.256           1.378                  38,643
                                                               2003        1.044           1.256                  46,060

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.745           2.167                   7,607
                                                               2004        1.436           1.745                   7,614
                                                               2003        1.036           1.436                   7,622

   Templeton Foreign Securities Fund - Class 2 Shares (5/03)   2005        1.615           1.734                 282,181
                                                               2004        1.398           1.615                 239,597
                                                               2003        1.106           1.398                 103,046

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
----------------------------------------------------------     ----    -------------    -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/03)    2005        1.553           1.647                       -
                                                               2004        1.374           1.553                       -
                                                               2003        1.113           1.374                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.349           1.371                       -
                                                               2004        1.256           1.349                       -
                                                               2003        1.051           1.256                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/03)                                             2005        1.414           1.514                       -
                                                               2004        1.330           1.414                       -
                                                               2003        1.146           1.330                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.351           1.364                       -
                                                               2004        1.280           1.351                       -
                                                               2003        1.165           1.280                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2005        1.177           1.235                       -
                                                               2004        1.115           1.177                       -
                                                               2003        0.991           1.115                       -

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.330           1.456                       -
                                                               2004        1.195           1.330                       -
                                                               2003        1.073           1.195                       -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.390           1.510                       -
                                                               2004        1.418           1.390                       -
                                                               2003        1.185           1.418                       -

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.306           1.343                       -
                                                               2004        1.282           1.306                       -
                                                               2003        1.146           1.282                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
----------------------------------------------------------     ----    -------------    -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.483           1.503                       -
                                                               2004        1.325           1.483                       -
                                                               2003        1.055           1.325                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.355           1.363                       -
                                                               2004        1.235           1.355                       -
                                                               2003        1.026           1.235                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.510           1.593                       -
                                                               2004        1.250           1.510                       -
                                                               2003        1.055           1.250                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.065           1.098                       -
                                                               2004        0.994           1.065                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.103           1.097                       -
                                                               2004        1.039           1.103                       -
                                                               2003        1.019           1.039                       -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.038           1.036                 222,995
                                                               2004        1.016           1.038                 210,042
                                                               2003        1.000           1.016                 211,805

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.552           1.697                   4,657
                                                               2004        1.371           1.552                   4,754
                                                               2003        1.000           1.371                   4,592

   Putnam VT Small Cap Value Fund - Class IB Shares (4/03)     2005        1.890           1.971                       -
                                                               2004        1.536           1.890                       -
                                                               2003        1.013           1.536                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR          END OF YEAR         END OF YEAR
----------------------------------------------                 ----    -------------    -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.475           1.495                   7,535
                                                               2004        1.398           1.475                   7,535
                                                               2003        1.013           1.398                   7,535

   Investors Fund - Class I (3/03)                             2005        1.420           1.474                  11,934
                                                               2004        1.320           1.420                   4,716
                                                               2003        0.970           1.320                   4,204

   Large Cap Growth Fund - Class I (6/03)                      2005        1.350           1.384                       -
                                                               2004        1.379           1.350                       -
                                                               2003        1.182           1.379                       -

   Small Cap Growth Fund - Class I (5/03)                      2005        1.708           1.746                       -
                                                               2004        1.523           1.708                  48,483
                                                               2003        1.137           1.523                   5,421

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.300           1.378                       -
                                                               2004        1.253           1.300                       -
                                                               2003        1.063           1.253                       -

   Convertible Securities Portfolio (6/03)                     2005        1.232           1.205                       -
                                                               2004        1.190           1.232                       -
                                                               2003        1.101           1.190                       -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.523           1.668                       -
                                                               2004        1.342           1.523                       -
                                                               2003        1.131           1.342                       -

   Equity Income Portfolio (3/03)                              2005        1.406           1.432                  83,746
                                                               2004        1.314           1.406                  83,752
                                                               2003        0.968           1.314                   4,973

   Federated High Yield Portfolio (3/03)                       2005        1.238           1.237                       -
                                                               2004        1.151           1.238                       -
                                                               2003        1.007           1.151                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
--------------------------------------------------------       ----    -------------    -------------      ---------------
Federated Stock Portfolio (11/03)                              2005        1.385           1.422                       -
                                                               2004        1.286           1.385                       -
                                                               2003        1.197           1.286                       -

Large Cap Portfolio (7/03)                                     2005        1.265           1.339                  12,957
                                                               2004        1.219           1.265                  12,957
                                                               2003        1.118           1.219                  25,838

Managed Allocation Series: Aggressive Portfolio (10/05)        2005        0.975           1.024                       -

Managed Allocation Series: Conservative Portfolio (7/05)       2005        1.000           1.005                       -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.034                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.012           1.020                       -

Mercury Large Cap Core Portfolio (4/03)                        2005        1.364           1.489                       -
                                                               2004        1.208           1.364                       -
                                                               2003        1.006           1.208                       -

MFS Emerging Growth Portfolio (6/03)                           2005        1.364           1.321                       -
                                                               2004        1.242           1.364                  11,712
                                                               2003        1.139           1.242                  10,551

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.459           1.465                  11,157
                                                               2004        1.312           1.459                       -
                                                               2003        1.161           1.312                       -

MFS Total Return Portfolio (3/03)                              2005        1.263           1.267                  21,180
                                                               2004        1.163           1.263                  13,242
                                                               2003        1.000           1.163                   8,981

MFS Value Portfolio (7/04)                                     2005        1.113           1.155                       -
                                                               2004        0.994           1.113                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
--------------------------------------------------------       ----    -------------    -------------      ---------------
   Mondrian International Stock Portfolio (5/03)               2005        1.487           1.587                   6,192
                                                               2004        1.318           1.487                   6,192
                                                               2003        1.085           1.318                  12,320

   Pioneer Fund Portfolio (5/03)                               2005        1.307           1.350                       -
                                                               2004        1.207           1.307                  43,393
                                                               2003        1.051           1.207                       -

   Pioneer Strategic Income Portfolio (7/04)                   2005        1.087           1.098                       -
                                                               2004        1.014           1.087                  28,951

   Strategic Equity Portfolio (5/03)                           2005        1.357           1.350                       -
                                                               2004        1.264           1.357                       -
                                                               2003        1.071           1.264                       -

   Travelers Quality Bond Portfolio (5/03)                     2005        1.032           1.022                       -
                                                               2004        1.025           1.032                       -
                                                               2003        1.026           1.025                       -

   U.S. Government Securities Portfolio (7/04)                 2005        1.044           1.061                       -
                                                               2004        1.007           1.044                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.982           0.979                       -
                                                               2004        0.996           0.982                       -
                                                               2003        0.999           0.996                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2005        1.494           1.516                       -
                                                               2004        1.306           1.494                       -
                                                               2003        1.114           1.306                       -

   Enterprise Portfolio - Class II Shares (7/03)               2005        1.235           1.298                       -
                                                               2004        1.221           1.235                       -
                                                               2003        1.129           1.221                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.424           1.619                       -
                                                               2004        1.269           1.424                       -
                                                               2003        1.082           1.269                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (10/03)                                                     2005        1.228           1.444                       -
                                                               2004        1.244           1.228                       -
                                                               2003        1.161           1.244                       -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.741           2.003                  37,911
                                                               2004        1.434           1.741                  84,851
                                                               2003        0.999           1.434                  15,148


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new Contract Owners.



Federated Stock Portfolio is no longer available to new Contract Owners.



Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new Contract Owners.



Janus Aspen Series Balanced Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series Global Life Sciences Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series Worldwide Growth Portfolio - Service Shares is no longer available to new Contract Owners.



Putnam VT International Equity Fund - Class IB Shares is no longer available to new Contract Owners.



Van Kampen Life Investment Trust Enterprise Portfolio - Class II Shares is no longer available to new Contract Owners.

                                   APPENDIX C

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Valuation of Assets
                       Federal Tax Considerations
                       Independent Registered Public Accounting Firm Condensed Financial Information
                       Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below and mail to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415.
For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-67-68-77-79 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-67-68-77-79.



Name:    _________________________________________________

Address: _________________________________________________

         _________________________________________________

         _________________________________________________



Check Box:



[ ] MIC-Book-67-68-77-79



[ ] MLAC-Book-67-68-77-79



Book 68                                                              May 1, 2006

                  SCUDDER ADVOCATE ADVISOR ANNUITY PROSPECTUS:



METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
            METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE
                          ANNUITY SEPARATE ACCOUNT 2002



This prospectus describes Scudder Advocate Advisor Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:



DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE SHARES

AIM VARIABLE INSURANCE FUNDS - SERIES I
   AIM V.I. Utilities Fund

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging Markets Portfolio
   Credit Suisse Trust Global Small Cap Portfolio

DREYFUS INVESTMENT PORTFOLIO - SERVICE SHARES
   Dreyfus MidCap Stock Portfolio

DWSINVESTMENTS VIT FUNDS+
   DWS Equity 500 Index VIP - Class B2+
   DWS RREEF Real Estate Securities VIP - Class B+

DWSVARIABLE SERIES I - CLASS B+
   DWS Bond VIP+
   DWS Capital Growth VIP+
   DWS Global Opportunities VIP+
   DWS Growth & Income VIP+
   DWS Health Care VIP+
   DWS International VIP+

DWS VARIABLE SERIES II - CLASS B+
   DWS Balanced VIP+
   DWS Blue Chip VIP+
   DWS Conservative Allocation VIP+
   DWS Core Fixed Income VIP+
   DWS Davis Venture Value VIP+
   DWS Dreman Financial Services VIP+
   DWS Dreman High Return Equity VIP+
   DWS Dreman Small Cap Value VIP+
   DWS Global Thematic VIP+
   DWS Government & Agency Securities VIP+
   DWS Growth Allocation VIP+
   DWS High Income VIP+
   DWS Income Allocation VIP+
   DWS International Select Equity VIP+
   DWS Janus Growth & Income VIP+
   DWS Janus Growth Opportunities VIP+
   DWS Large Cap Value VIP+
   DWS Mercury Large Cap Core VIP+
   DWS MFS(R) Strategic Value VIP+
   DWS Mid Cap Growth VIP+
   DWS Moderate Allocation VIP+
   DWS Money Market VIP+
   DWS Oak Strategic Equity VIP+
   DWS Salomon Aggressive Growth VIP+
   DWS Small Cap Growth VIP+
   DWS Strategic Income VIP+
   DWS Technology VIP+
   DWS Templeton Foreign Value VIP+
   DWS Turner Mid Cap Growth VIP+

METROPOLITAN SERIES FUND, INC. - CLASS B
   MFS(R) Total Return Portfolio+

THE ALGER AMERICAN FUND - CLASS S
   Alger American Leveraged AllCap Portfolio


--------------


(+) This Variable Funding Option has been subject to a substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary.................................................                3
Summary..................................................                5
Fee Table................................................                8
Condensed Financial Information..........................               14
The Annuity Contract.....................................               14
   Contract Owner Inquiries..............................               15
   Purchase Payments.....................................               15
   Accumulation Units....................................               15
   The Variable Funding Options..........................               16
Charges and Deductions...................................               22
   General...............................................               22
   Transfer Charge.......................................               23
   Administrative Charges................................               23

   Mortality and Expense Risk Charge.....................               23
   Guaranteed Minimum Withdrawal Benefit Charge..........               23
   Enhanced Stepped-Up Provision Charge..................               23
   Variable Funding Option Expenses......................               24
   Premium Tax...........................................               24
   Changes in Taxes Based upon Premium or Value..........               24
Transfers................................................               24
   Market Timing/Excessive Trading.......................               21
     Dollar Cost Averaging...............................               25
Access to Your Money.....................................               26
   Guaranteed Minimum Withdrawal Benefit.................               26
   Systematic Withdrawals................................               31
Ownership Provisions.....................................               32
   Types of Ownership....................................               32
     Contract Owner......................................               32
     Beneficiary.........................................               32
     Annuitant...........................................               32
Death Benefit............................................               33
   Death Proceeds before the Maturity Date...............               33
   Enhanced Stepped-Up Provision.........................               35
   Payment of Proceeds...................................               36
   Spousal Contract Continuance..........................               37
   Beneficiary Contract Continuance......................               38
   Death Proceeds after the Maturity Date................               38

The Annuity Period.......................................               38
   Maturity Date.........................................               38

   Allocation of Annuity.................................               39
   Variable Annuity......................................               39
   Fixed Annuity.........................................               39
Payment Options..........................................               40
   Election of Options...................................               40
   Annuity Options.......................................               40
   Variable Liquidity Benefit ...........................               40
Miscellaneous Contract Provisions........................               41
   Right to Return.......................................               41
   Termination...........................................               41
   Required Reports......................................               41
   Suspension of Payments................................               41
The Separate Accounts....................................               41
   Performance Information...............................               42
Federal Tax Considerations...............................               42
   General Taxation of Annuities.........................               43
   Types of Contracts: Qualified and Non-qualified.......               43
   Qualified Annuity Contracts...........................               43
     Taxation of Qualified Annuity Contracts.............               43
     Mandatory Distributions for Qualified Plans.........               43
     Non-qualified Annuity Contracts.....................               44
     Diversification Requirements for Variable
       Annuities.........................................               44
     Ownership of the Investments........................               45

     Taxation of Death Benefit Proceeds..................               45
   Other Tax Considerations..............................               45
     Treatment of Charges for Optional Death
       Benefits..........................................               45

     Puerto Rico Tax Considerations......................               45
     Non-Resident Aliens.................................               46
Other Information........................................               46
   The Insurance Companies...............................               46
   Financial Statements..................................               46
   Distribution of Variable Annuity Contracts............               47
   Conformity with State and Federal Laws................               48
   Voting Rights.........................................               48
   Restrictions on Financial Transactions................               49
   Legal Proceedings ....................................               49
Appendix A: Condensed Financial Information
   for MetLife Insurance Company of Connecticut
     Separate Account 2002...............................              A-1
Appendix B: Condensed Financial Information
   for  MetLife Life and Annuity Company of
     Connecticut Separate Account 2002...................              B-1
Appendix C: Contents of the Statement of
   Additional Information................................              C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


HOME OFFICE -- the Home Office of The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                        SCUDDER ADVOCATE ADVISOR ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The MetLife Insurance Company of Connecticut sponsors MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002. MetLife Life and Annuity Company of Connecticut sponsors MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options., the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.



The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.


We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.55% for the Standard Death Benefit, and 1.75% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.



For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.


      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.


      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.



CONTRACT OWNER TRANSACTION EXPENSES


       TRANSFER CHARGE.........................................    $10(1)
       (assessed on transfers that exceed 12 per year)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.



CONTRACT ADMINISTRATIVE CHARGES



       ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................    $30(2)


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.55% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                                         STANDARD DEATH              ENHANCED DEATH
                                                                             BENEFIT                     BENEFIT
                                                                         --------------              --------------
Mortality and Expense Risk Charge................................            1.55%                        1.75%
Administrative Expense Charge....................................            0.15%                        0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
   FEATURES SELECTED.............................................            1.70%                        1.90%
Optional E.S.P. Charge...........................................            0.20%                        0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED..            1.90%                        2.10%
Optional GMWB I Charge (maximum upon reset)......................            1.00%(3)                     1.00%(3)
Optional GMWB II Charge (maximum upon reset).....................            1.00%(3)                     1.00%(3)
Optional GMWB III Charge.........................................            0.25%                        0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED..            2.70%                        2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
   SELECTED......................................................            2.70%                        2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
   SELECTED......................................................            1.95%                        2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
   SELECTED......................................................            2.90%                        3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
   SELECTED......................................................            2.90%                        3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
   SELECTED......................................................            2.15%                        2.35%


--------------
(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


(3) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                          MINIMUM   MAXIMUM
                                                          -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are
deducted from Underlying Fund assets, including
management fees, distribution and/or service fees
(12b-1) fees, and other expenses)                          0.65%     7.01%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                                          CONTRACTUAL
                                               DISTRIBUTION                  TOTAL            FEE           NET TOTAL
                                                  AND/OR)                   ANNUAL           WAIVER          ANNUAL
                                MANAGEMENT     SERVICE(12b-1    OTHER      OPERATING     AND/OR EXPENSE     OPERATING
      UNDERLYING FUND:              FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES**
-----------------------------   ----------     -------------   --------    ---------     --------------    -----------
DREYFUS SOCIALLY
   RESPONSIBLE GROWTH FUND,
   INC. - SERVICE SHARES*          0.75%          0.25%         0.06%        1.06%             --             1.06%

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Utilities Fund
     - Series I                    0.60%            --          0.36%        0.96%           0.03%            0.93%(1)

CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Markets
     Portfolio                     1.25%            --          0.44%        1.69%             --             1.69%
   Credit Suisse Trust
     Global Small Cap
     Portfolio                     1.25%            --          0.32%        1.57%             --             1.57%

DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock
     Portfolio - Service
     Shares*                       0.75%          0.25%         0.04%        1.04%             --             1.04%

DWS INVESTMENT VIT FUNDS
   DWS Equity 500 Index VIP
     - Class B2*                   0.19%          0.25%         0.22%        0.66%           0.03%            0.63%(2)
   DWS RREEF Real Estate
     Securities VIP - Class
     B*                            0.90%          0.25%         0.68%        1.83%             --             1.83%(3)

DWS VARIABLE SERIES I
   DWS Bond VIP - Class B*         0.48%          0.25%         0.31%        1.04%             --             1.04%
   DWS Capital Growth VIP -
     Class B*                      0.46%          0.25%         0.18%        0.89%           0.03%            0.86%(4)
   DWS Global Opportunities
     VIP - Class B*                0.98%          0.25%         0.31%        1.54%             --             1.54%
   DWS Growth & Income VIP
     - Class B*                    0.47%          0.25%         0.23%        0.95%           0.06%            0.89%(4)

   DWS Health Care VIP -
     Class B*                      0.75%          0.25%         0.27%        1.27%             --             1.27%
   DWS International VIP -
     Class B*                      0.86%          0.25%         0.30%        1.41%             --             1.41%

DWS VARIABLE SERIES II
   DWS Balanced VIP - Class
     B*                            0.45%          0.25%         0.21%        0.91%           0.02%            0.89%(5)(6)
   DWS Blue Chip VIP -
     Class B*                      0.65%          0.25%         0.19%        1.09%             --             1.09%
   DWS Conservative
     Allocation VIP - Class
     B*                            0.15%          0.25%         0.54%        0.94%             --             0.94%
   DWS Core Fixed Income
     VIP - Class B*                0.60%          0.25%         0.22%        1.07%             --             1.07%
   DWS Davis Venture Value
     VIP - Class B*                0.94%          0.25%         0.22%        1.41%             --             1.41%
   DWS Dreman Financial
     Services VIP - Class B*       0.75%          0.25%         0.29%        1.29%             --             1.29%
   DWS Dreman High Return
     Equity VIP - Class B*         0.73%          0.25%         0.19%        1.17%             --             1.17%
   DWS Dreman Small Cap
     Value VIP - Class B*          0.75%          0.25%         0.19%        1.19%             --             1.19%
   DWS Global Thematic VIP
     - Class B*                    1.00%          0.25%         0.54%        1.79%             --             1.79%
   DWS Government & Agency
     Securities VIP - Class
     B*                            0.55%          0.25%         0.22%        1.02%             --             1.02%
   DWS Growth Allocation
     VIP - Class B*                0.15%          0.25%         0.25%        0.65%             --             0.65%
   DWS High Income VIP -
     Class B*                      0.60%          0.25%         0.25%        1.10%             --             1.10%
   DWS Income Allocation
     VIP - Class B*                0.15%          0.25%         1.13%        1.53%             --             1.53%
   DWS International Select
     Equity VIP - Class B*         0.75%          0.25%         0.26%        1.26%             --             1.26%
   DWS Janus Growth &
     Income VIP - Class B*         0.75%          0.25%         0.26%        1.26%             --             1.26%
   DWS Janus Growth
     Opportunities VIP -
     Class B*                      0.75%          0.25%         0.25%        1.25%             --             1.25%
   DWS Large Cap Value VIP
     - Class B*                    0.75%          0.25%         0.21%        1.21%             --             1.21%
   DWS Mercury Large Cap
     Core VIP - Class B*           0.90%          0.25%         5.86%        7.01%             --             7.01%
   DWS MFS(R) Strategic Value
     VIP - Class B*                0.95%          0.25%         0.45%        1.65%             --             1.65%)
   DWS Mid Cap Growth VIP -
     Class B*                      0.75%          0.25%         0.40%        1.40%             --             1.40%
   DWS Moderate Allocation
     VIP - Class B*                0.15%          0.25%         0.26%        0.66%             --             0.66%
   DWS Money Market VIP -
     Class B*                      0.46%          0.25%         0.18%        0.89%             --             0.89%
   DWS Oak Strategic Equity
     VIP - Class B*                0.75%          0.25%         0.35%        1.35%             --             1.35%(8)
   DWS Salomon Aggressive
     Growth VIP - Class B*         0.80%          0.25%         0.68%        1.73%             --             1.73%(7)
   DWS Small Cap Growth VIP
     - Class B*                    0.65%          0.25%         0.22%        1.12%           0.03%            1.09%(5)
   DWS Strategic Income VIP
     - Class B*                    0.65%          0.25%         0.35%        1.25%             --             1.25%
   DWS Technology VIP -
     Class B*                      0.75%          0.25%         0.26%        1.26%             --             1.26%


   DWS Templeton Foreign
     Value VIP - Class B*          0.95%          0.25%         1.97%        3.17%             --             3.17%
   DWS Turner Mid Cap
     Growth VIP - Class B*         0.80%          0.25%         0.31%        1.36%             --             1.36%(8)

METROPOLITAN SERIES FUND
   MFS(R) Total Return
     Portfolio - Class B*          0.57%          0.25%         0.16%        0.98%             --             0.98%(10)
THE ALGER AMERICAN FUND
   Alger American Leveraged
     AllCap Portfolio -
     Class S*                      0.85%          0.25%         0.06%        1.16%             --             1.16%


--------------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



NOTES



(1) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.93% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items;
      (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. This limitation agreement is in effect through April 30, 2007.



(2) Effective September 19, 2005, the Advisor contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.63% for Class B2 shares until April 30, 2009. Other expenses are based on estimated amounts for the current fiscal year.



(3) The Management Fee in the table has been restated to reflect a new fee schedule that will become effective on or about June 1, 2006.



(4) Pursuant to an agreement with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of DWS Capital Growth VIP to 0.86% and DWS Growth & Income VIP to 0.89%.



(5) Pursuant to an agreement with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of DWS Balanced VIP to 0.89% and DWS Small Cap Growth VIP to 1.09%.



(6) The Management Fee in the table has been restated to reflect a new fee schedule that became effective May 2, 2005.



(7) The Management Fee in the table has been restated to reflect a new fee schedule that became effective August 1, 2005.



(8) The Management Fee in the table has been restated to reflect a new fee schedule that became effective October 1, 2005.



(9) The expenses in the table are the fees and expenses that you may directly pay if you buy and hold Portfolio shares. The Portfolio will also indirectly bear its proportionate share of fees and expenses incurred by the underlying portfolios in which the Portfolio is invested. The annualized estimated indirect expenses of the underlying portfolios for each Portfolio are as follows: 0.57% for the DWS Income Allocation VIP, 0.66% for the DWS Conservative Allocation VIP, 0.65% for the DWS Moderate Allocation VIP and 0.69% for the DWS Growth Allocation VIP.



(10) The Management Fee in the table has been restated to reflect a new fee schedule that became effective May 1, 2006.



EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example do not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             --------------------------------------   ----------------------------------------
              FUNDING OPTION                 1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------  ------   -------    -------   --------   ------    -------    -------    --------
Underlying Fund with Minimum Total Annual
    Operating Expenses.....................    500      1499       2498       4996      500       1499       2498       4996
Underlying Fund with Maximum Total Annual
    Operating Expenses.....................    381      1156       1951       4023      381       1156       1951       4023


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Scudder Advocate Advisor Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the

Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.



The contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee

Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS



You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and



Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.




ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


               FUNDING                                   INVESTMENT                                INVESTMENT
               OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
-------------------------------------     ----------------------------------------     --------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Utilities Fund - Series I     Seeks capital growth and current income.     A I M Advisors, Inc.

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital.           Credit Suisse Asset Management,
     Market Portfolio                                                                  LLC

                                                                                       Subadviser: Credit Suisse Asset
                                                                                       Management Limited (U.K.),
                                                                                       (Australia)

   Credit Suisse Trust Global Small       Seeks long-term growth of capital.           Credit Suisse Asset Management,
     Cap Portfolio                                                                     LLC

                                                                                       Subadviser: Credit Suisse Asset
                                                                                       Management Limited (U.K.),
                                                                                       (Australia)

DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio -       Seeks investment results that are            The Dreyfus Corporation
     Service Shares                       greater than the total return
                                          performance of publicly traded common
                                          stocks of medium-sized domestic
                                          companies in the aggregate, as
                                          represented by the Standard &Poor's
                                          MidCap 400 Index.

DREYFUS SOCIALLY RESPONSIBLE GROWTH
   FUND, INC. - SERVICES SHARES           Seeks capital growth with current            The Dreyfus Corporation
                                          income as a secondary objective.


DWS INVESTMENT VIT FUNDS
   DWS Equity 500 Index VIP - Class B2    Seeks to replicate, as closely as            Deutsche Asset Management, Inc.
                                          possible, before the deduction of            Subadviser: Northern Trust
                                          expenses, the performance of the             Investments, Inc.
                                          Standard &Poor's 500 Composite Stock
                                          Price Index, which emphasizes stocks of
                                          large U.S. companies.

   DWS RREEF Real Estate Securities       Seeks long-term capital appreciation         Deutsche Asset Management, Inc.
     VIP - Class B                        and current income through investments
                                          in real estate securities.

DWS VARIABLE SERIES I
   DWS Bond VIP - Class B                 Seeks to maximize total return               Deutsche Investment Management
                                          consistent with preservation of capital      Americas Inc.
                                          and prudent investment management, by        Subadviser: Deutsche Asset
                                          investing for both current income and        Management Services Ltd.
                                          capital appreciation.

   DWS Capital Growth VIP - Class B       Seeks to maximize long-term capital          Deutsche Investment Management
                                          growth through a broad and flexible          Americas Inc.
                                          investment program.

   DWS Global Opportunities VIP -         Seeks above-average capital                  Deutsche Investment Management
     Class B                              appreciation over the long-term.             Americas Inc.

   DWS Growth & Income VIP - Class B      Seeks long-term growth of capital,           Deutsche Investment Management
                                          current income and growth of income.         Americas Inc.

   DWS Health Care VIP - Class B          Seeks long-term growth of capital by         Deutsche Investment Management
                                          investing at least 80% of total assets,      Americas Inc.
                                          plus the amount of any borrowings for
                                          investment purposes in common stocks in
                                          the health care sector.

   DWS International VIP - Class B        Seeks long-term growth of capital.           Deutsche Investment Management
                                                                                       Americas Inc.

                                                                                       Subadviser: Deutsche Asset
                                                                                       Management Services Ltd.

DWS VARIABLE SERIES II

DWS Balanced VIP - Class B             Seeks a high total return, a                 Deutsche Investment Management
                                       combination of income and capital            Americas Inc.
                                       appreciation.
                                                                                    Subadviser: Deutsche Asset
                                                                                    Management Services Ltd.

DWS Blue Chip VIP - Class B            Seeks growth of capital and income.          Deutsche Investment Management
                                                                                    Americas Inc.

DWS Conservative Allocation VIP -      Seeks a balance of current income and        Deutsche Investment Management
  Class B                              long-term growth of capital with an          Americas Inc.
                                       emphasis on current income.

DWS Core Fixed Income VIP - Class B    Seeks high current income.                   Deutsche Investment Management
                                                                                    Americas Inc.

DWS Davis Venture Value VIP -          Seeks growth of capital.                     Deutsche Investment Management
  Class B                                                                           Americas Inc.

                                                                                    Subadviser: Davis Selected
                                                                                    Advisers, L.P.

DWS Dreman Financial Services VIP      Seeks to provide long-term capital           Deutsche Investment Management
  - Class B                            appreciation.                                Americas Inc.

                                                                                    Subadviser: Dreman Value
                                                                                    Management L.L.C.

DWS Dreman High Return Equity VIP      Seeks a high rate of return.                 Deutsche Investment Management
  - Class B                                                                         Americas Inc.

                                                                                    Subadviser: Dreman Value
                                                                                    Management L.L.C.

DWS Dreman Small Cap Value VIP -       Seeks long-term capital appreciation.        Deutsche Investment Management
  Class B                                                                           Americas Inc.

                                                                                    Subadviser: Dreman Value
                                                                                    Management L.L.C.

DWS Global Thematic VIP - Class B      Seeks long-term capital growth.              Deutsche Investment Management
                                                                                    Americas Inc.

DWS Government & Agency Securities     Seeks high current income consistent         Deutsche Investment Management
  VIP - Class B                        with preservation of capital.                Americas Inc.

DWS Growth Allocation VIP - Class B    Seeks long-term growth of capital.           Deutsche Investment Management
                                                                                    Americas Inc.

DWS High Income VIP - Class B          Seeks to provide a high level of             Deutsche Investment Management
                                       current income.                              Americas Inc.

DWS Income Allocation VIP - Class B    Seeks current income and secondarily         Deutsche Investment Management
                                       long-term growth of capital.                 Americas Inc.

DWS International Select Equity        Seeks capital appreciation.                  Deutsche Investment Management
  VIP - Class B                                                                     Americas Inc.

                                                                                    Subadviser: Deutsche Asset
                                                                                    Management Investments Services
                                                                                    Ltd.

DWS Janus Growth & Income VIP -        Seeks long-term capital growth and           Deutsche Investment Management
  Class B                              current income.                              Americas Inc.

                                                                                    Subadviser: Janus Capital
                                                                                    Management LLC

DWS Janus Growth Opportunities VIP     Seeks long-term growth of capital in a       Deutsche Investment Management
   - Class B                           manner consistent with the                   Americas Inc.
                                       preservation of capital.

                                                                                    Subadviser: Janus Capital
                                                                                    Management LLC

DWS Large Cap Value VIP - Class B      Seeks a high rate of total return.           Deutsche Investment Management
                                                                                    Americas Inc.

DWS Mercury Large Cap Core VIP -       Seeks long-term capital growth.              Deutsche Investment Management
  Class B                                                                           Americas Inc.

                                                                                    Subadviser: Fund Asset Management
                                                                                    L.P.

DWS MFS(R) Strategic Value VIP -       Seeks to provide capital appreciation.       Deutsche Investment Management
  Class B                                                                           Americas Inc.

                                                                                    Subadviser: Massachusetts
                                                                                    Financial Services Company

DWS Mid Cap Growth VIP - Class B       Seeks capital appreciation through the       Deutsche Investment Management
                                       use of aggressive investment                 Americas Inc.
                                       techniques.

DWS Moderate Allocation VIP -          Seeks a balance of long-term growth of       Deutsche Investment Management
  Class B                              capital and current income with an           Americas Inc.
                                       emphasis on growth of capital.

   DWS Money Market VIP - Class B         Seeks to maintain stability of capital       Deutsche Investment Management
                                          and, consistent therewith, to maintain       Americas Inc.
                                          the liquidity of capital and to provide
                                          current income.

   DWS Oak Strategic Equity VIP -         Seeks long-term capital growth.              Deutsche Investment Management
     Class B                                                                           Americas Inc.

                                                                                       Subadviser: Oak Associates, Ltd.

   DWS Salomon Aggressive Growth VIP      Seeks long-term capital growth.              Deutsche Investment Management
     - Class B                                                                         Americas Inc.

                                                                                       Subadviser: Salomon Brothers
                                                                                       Asset Management Inc

   DWS Small Cap Growth VIP - Class B     Seeks maximum appreciation of                Deutsche Investment Management
                                          investors' capital.                          Americas Inc.

   DWS Strategic Income VIP - Class B     Seeks high current income.                   Deutsche Investment Management
                                                                                       Americas Inc.

   DWS Technology VIP - Class B           Seeks growth of capital.                     Deutsche Investment Management
                                                                                       Americas Inc.

   DWS Templeton Foreign Value VIP -      Seeks long-term capital growth.              Deutsche Investment Management
     Class B                                                                           Americas Inc.

                                                                                       Subadviser: Templeton Investment
                                                                                       Counsel L.L.C.

   DWS Turner Mid Cap Growth VIP -        Seeks capital appreciation.                  Deutsche Investment Management
     Class B                                                                           Americas Inc.

                                                                                       Subadviser: Turner Investment
                                                                                       Partners, Inc.

METROPOLITAN SERIES FUND
   MFS(R) Total Return Portfolio - Class  Seeks a favorable total return through       MetLife Advisers LLC
     B                                    investment in a diversified portfolio.       Subadviser: Massachusetts
                                                                                       Financial Services Company


THE ALGER AMERICAN FUND
   Alger American Leveraged AllCap        Seeks long-term capital appreciation.        Fred Alger Management, Inc.
     Portfolio - Class S



ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



Underlying Fund Name Changes



                  FORMER NAME                                                       NEW NAME
---------------------------------------------------                -----------------------------------------
SCUDDER INVESTMENTS VIT FUNDS                                      DWS INVESTMENTS VIT FUNDS
   Scudder Real Estate Securities Portfolio                           DWS RREEF Real Estate Securities VIP
   Scudder VIT Equity 500 Index Fund                                  DWS Equity 500 Index VIP
SCUDDER VARIABLE SERIES I                                          DWS VARIABLE SERIES I
   Bond Portfolio                                                     DWS Bond VIP
   Growth & Income Portfolio                                          DWS Growth & Income VIP
   Capital Growth Portfolio                                           DWS Capital Growth VIP
   Global Discovery Portfolio                                         DWS Global Opportunities VIP
   International Portfolio                                            DWS International VIP
   Health Sciences Portfolio                                          DWS Health Care VIP
SCUDDER VARIABLE SERIES II                                         DWS VARIABLE SERIES II
   Scudder Blue Chip Portfolio                                        DWS Blue Chip VIP
   Scudder Conservative Income Strategy Portfolio                     DWS Income Allocation VIP
   Scudder Fixed Income Portfolio                                     DWS Core Fixed Income VIP
   Scudder Global Blue Chip Portfolio                                 DWS Global Thematic VIP
   Scudder Government & Agency Securities Portfolio                   DWS Government & Agency Securities VIP
   Scudder Growth & Income Strategy Portfolio                         DWS Moderate Allocation VIP
   Scudder Growth Strategy Portfolio                                  DWS Growth Allocation VIP
   Scudder High Income Portfolio                                      DWS High Income VIP
   Scudder Income & Growth Strategy Portfolio                         DWS Conservative Allocation VIP
   Scudder International Select Equity Portfolio                      DWS International Select Equity VIP
   Scudder Large Cap Value Portfolio                                  DWS Large Cap Value VIP

Scudder Mercury Large Cap Core Portfolio                           DWS Mercury Large Cap Core VIP
Scudder Mid Cap Growth Portfolio                                   DWS Mid Cap Growth VIP
Scudder Money Market Portfolio                                     DWS Money Market VIP
Scudder Salomon Aggressive Growth Portfolio                        DWS Salomon Aggressive Growth VIP
Scudder Small Cap Growth Portfolio                                 DWS Small Cap Growth VIP
Scudder Strategic Income Portfolio                                 DWS Strategic Income VIP
Scudder Technology Growth Portfolio                                DWS Technology VIP
Scudder Templeton Foreign Value Portfolio                          DWS Templeton Foreign Value VIP
Scudder Total Return Portfolio                                     DWS Balanced VIP
SVS Davis Venture Value Portfolio                                  DWS Davis Venture Value VIP
SVS Dreman Financial Services Portfolio                            DWS Dreman Financial Services VIP
SVS Dreman High Return Equity Portfolio                            DWS Dreman High Return Equity VIP
SVS Dreman Small Cap Value Portfolio                               DWS Dreman Small Cap Value VIP
SVS Janus Growth And Income Portfolio                              DWS Janus Growth & Income VIP
SVS Janus Growth Opportunities Portfolio                           DWS Janus Growth Opportunities VIP
SVS MFS Strategic Value Portfolio                                  DWS MFS(R) Strategic Value VIP
SVS Oak Strategic Equity Portfolio                                 DWS Oak Strategic Equity VIP
SVS Turner Mid Cap Growth Portfolio                                DWS Turner Mid Cap Growth VIP



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



      FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
------------------------------------                               ------------------------------
THE ALGER AMERICAN FUND                                            METROPOLITAN SERIES FUND, INC.
   Alger American Balanced Portfolio                                  MFS(R) Total Return Portfolio

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your sales agent, and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value, and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the Credit Suisse Trust - Emerging Market Portfolio, Credit Suisse Trust - Global Small Cap Portfolio, DWS Global Opportunities VIP, DWS International VIP, DWS Dreman Small Cap Value VIP, DWS High Income VIP, DWS International Select Equity VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP and DWS Templeton Foreign Value VIP -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program or a rebalancing program are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying

Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 -1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
-------------               -------------------------------    ----------------------------     -----------------------------
ALSO CALLED:                           Guaranteed                       Guaranteed               Guaranteed Income Solution
                                    Income Solution                   Income Solution                       Value
-------------               -------------------------------    ----------------------------     -----------------------------
AVAILABILITY:                Not available for purchase on      Available on or after March      Available on or after March
                            or after March 21, 2005, unless    21, 2005 if approved in your     21, 2005 if approved in your
                            GMWB II is not approved in your                state                            state
                                         state

You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                    GMWB I              GMWB II             GMWB III
                                                                    ------              -------             --------
If you make your first withdrawal BEFORE the 3rd anniversary
   after you purchase GMWB:.................................        5% of RBB           5% of RBB           5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
   after you purchase GMWB:.................................       10% of RBB          10% of RBB           5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:


      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.


      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current WITHDRAWAL.




WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                               ASSUMES 15% GAIN ON INVESTMENT                 ASSUMES 15% LOSS ON INVESTMENT
                    -----------------------------------------------  ----------------------------------------------
                    CONTRACT                                         CONTRACT
                     VALUE           RBB               AWB (5%)       VALUE           RBB               AWB (5%)
                    --------  ------------------  -----------------  --------   -----------------  ----------------
VALUES AS OF

INITIAL GMWB
PURCHASE            $100,000       $100,000             $5,000       $100,000        $100,000           $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL       $115,000       $100,000             $5,000        $85,000        $100,000           $5,000

PARTIAL               N/A          (100,000          [5,000 X (1-       N/A          (100,000        [5,000 X (1-
WITHDRAWAL                    X 10,000/115,000)=  90,000/100,000)]=             X 10,000/85,000)=  88,235/100,000)]
REDUCTION (PWR)                     8,696                500                         $11,765            = $588

GREATER OF PWR OR                  $10,000                                           $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL               (10,000>8,696)                                   (11,765>10,000)

CHANGE IN VALUE
DUE TO
WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)          $ 10,000       $10,000              $ 500         $10,000        $11,765            $ 588

VALUE IMMEDIATELY
AFTER WITHDRAWAL    $105,000       $90,000              $4,500        $75,000        $88,235            $4,412

                          WITHDRAWAL EXAMPLE FOR GMWB I

                               ASSUMES 15% GAIN ON INVESTMENT                 ASSUMES 15% LOSS ON INVESTMENT
                    ------------------------------------------------   ----------------------------------------------
                    CONTRACT                                           CONTRACT
                     VALUE           RBB                AWB (5%)        VALUE           RBB               AWB (5%)
                    --------  ------------------   -----------------   --------   -----------------  ----------------
VALUES AS OF

INITIAL GMWB
PURCHASE            $100,000        $100,000             $5,000        $100,000       $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL       $115,000        $100,000             $5,000         $85,000       $100,000             $5,000

IMMEDIATELY AFTER   $105,000         91,304              $4,565         $75,000        $88,235             $4,412
WITHDRAWAL                    [100,000 - (100,000   [5,000 - (5,000                  [100,000 -
                               X 10,000/115,000)]  X 91,304/100,000)]                 (100,000            [5,000 X
                                                                                  X 10,000/85,000)]  (88,235/100,000)]
CHANGE IN VALUE
DUE TO
WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)          $10,000          $8,696               $435          $10,000        $11,265              $588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives

            (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.



                                                        GMWB I      GMWB II  GMWB III
                                                        ------      -------  --------
Current Annual Charge...............................    0.40%       0.50%     0.25%
Maximum Annual Charge After a Reset.................    1.00%       1.00%       N/A


MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

\

                              GMWB I                 GMWB II               GMWB III
                      ---------------------   ---------------------   -------------------
AWB                     5% of RBB if first      5% of RBB if first         5% of RBB
                      withdrawal before 3rd   withdrawal before 3rd
                           anniversary             anniversary
                       10% of RBB if first     10% of RBB if first
                       withdrawal after 3rd    withdrawal after 3rd
                           anniversary             anniversary

ANNUAL CHARGE                 0.40%                   0.50%                  0.25%

RESET                          Yes                     Yes                    No

CAN I CANCEL MY                 No              Yes, after the 5th    Yes, after the 5th
GMWB?                                          anniversary of GMWB    anniversary of GMWB
                                                     purchase              purchase

INVESTMENT                      No                     Yes                    Yes
RESTRICTIONS

WAIVER OF                       No                     Yes                    Yes
RECALCULATION OF
AWB FOR
DISTRIBUTIONS FROM
TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

      d)    the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

      d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

* If you have elected a GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT: The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE: The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus
(c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

      (b)   any Purchase Payments made during the previous Contract Year

      (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

      (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

      (b) any Purchase Payments made since the previous Contract Date anniversary

      (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

         50,000 X (10,000/55,000) = $9,090

Your new death benefit would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

         50,000 X (10,000/30,000) = $16,666

Your new death benefit would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


            50,000 X (10,000/55,000) = $9,090


You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


            50,000 X (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                  MANDATORY
BEFORE THE MATURITY DATE,        THE COMPANY WILL                                               PAYOUT RULES
  UPON THE DEATH OF THE        PAY THE PROCEEDS TO:                UNLESS. . .                     APPLY*
----------------------------   ----------------------   ----------------------------------   ---------------------
OWNER (WHO IS NOT THE          The beneficiary (ies),   Unless the beneficiary elects to     Yes
ANNUITANT) (WITH NO JOINT      or if none, to the       continue the Contract rather than
OWNER)                         Contract Owner's         receive the distribution.
                               estate.
OWNER (WHO IS THE ANNUITANT)   The beneficiary (ies),   Unless the beneficiary elects to     Yes
(WITH NO JOINT OWNER)          or if none, to the       continue the Contract rather than
                               Contract Owner's         receive the distribution.
                               estate.
NON-SPOUSAL JOINT OWNER        The surviving joint                                           Yes
(WHO IS NOT THE ANNUITANT)     owner.
NON-SPOUSAL JOINT OWNER        The beneficiary (ies),   Unless the beneficiary elects to     Yes
(WHO IS THE ANNUITANT)         or, if none, to the      continue the Contract rather than
                               surviving joint owner.   receive a distribution.

SPOUSAL JOINT OWNER (WHO IS    The surviving joint      Unless the spouse elects to          Yes
NOT THE ANNUITANT)             owner.                   continue the Contract.
SPOUSAL JOINT OWNER (WHO IS    The beneficiary (ies),   Unless the spouse elects to          Yes
THE ANNUITANT)                 or, if none, to the      continue the Contract.A spouse
                               surviving joint owner.   who is not the beneficiary may
                                                        decline to receive the proceeds or
                                                        to continue the Contract and
                                                        instruct the Company to pay the
                                                        beneficiary.

ANNUITANT (WHO IS NOT THE      The beneficiary (ies),   Unless the beneficiary elects to     Yes
CONTRACT OWNER)                or if none, to the       continue the Contract rather than
                               Contract Owner.          receive the distribution.But, if
                                                        there is a Contingent Annuitant,
                                                        then the Contingent Annuitant
                                                        becomes the Annuitant and the
                                                        Contract continues in effect
                                                        (generally using the original
                                                        Maturity Date). The proceeds will
                                                        then be paid upon the death of the
                                                        Contingent Annuitant or owner.
ANNUITANT (WHO IS THE          See death of "owner                                           Yes
CONTRACT OWNER)                who is the Annuitant"
                               above.

ANNUITANT (WHERE OWNER IS A    The beneficiary (ies),                                        Yes (Death of
NON-NATURAL ENTITY/TRUST)      or if none, to the                                            Annuitant is treated
                               owner.                                                        as death of the owner
                                                                                             in these
                                                                                             circumstances.)

                                                                                                  MANDATORY
BEFORE THE MATURITY DATE,        THE COMPANY WILL                                               PAYOUT RULES
  UPON THE DEATH OF THE        PAY THE PROCEEDS TO:                UNLESS. . .                     APPLY*
----------------------------   ----------------------   ----------------------------------   ---------------------
CONTINGENT ANNUITANT           No death proceeds are                                                N/A
(ASSUMING ANNUITANT IS STILL   payable; Contract
ALIVE) continues.
BENEFICIARY                    No death proceeds are                                                N/A
                               payable; Contract
                               continues.
CONTINGENT BENEFICIARY         No death proceeds are                                                N/A
                               payable; Contract
                               continues.

                              QUALIFIED CONTRACTS

                                                                                                  MANDATORY
BEFORE THE MATURITY DATE,        THE COMPANY WILL                                               PAYOUT RULES
  UPON THE DEATH OF THE        PAY THE PROCEEDS TO:                UNLESS. . .                     APPLY*
----------------------------   ----------------------   ----------------------------------   ---------------------
OWNER / ANNUITANT              The beneficiary (ies),   Unless the beneficiary elects to           Yes
                               or if none, to the       continue the Contract rather than
                               Contract Owner's         receive a distribution.
                               estate.
BENEFICIARY                    No death proceeds are                                               N/A
                               payable; Contract
                               continues.
CONTINGENT BENEFICIARY         No death proceeds are                                               N/A
                               payable; Contract
                               continues.


--------------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)



At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS


The MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, respectively. Both MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of the Separate Accounts for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

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

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008.

Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION


THE INSURANCE COMPANIES



Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS



The financial statements for the Company are located in the Statement of Additional Information. Since the Separate Accounts are newly established, there are no financial statements for this account.



DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, ask your registered representative (see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc.Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A



                         CONDENSED FINANCIAL INFORMATION



 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.70%


                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                              2005        1.297           1.490                   1,754
                                                               2004        1.068           1.297                  10,619
                                                               2003        1.000           1.068                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2005        1.623           2.041                   1,789
                                                               2004        1.321           1.623                   2,092
                                                               2003        1.000           1.321                       -

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.438           1.642                       -
                                                               2004        1.240           1.438                       -
                                                               2003        1.000           1.240                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.318           1.411                  17,640
                                                               2004        1.173           1.318                  14,896
                                                               2003        1.000           1.173                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2005        1.174           1.193                       -
                                                               2004        1.127           1.174                       -
                                                               2003        1.000           1.127                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.498           1.640                  48,068
                                                               2004        1.165           1.498                  30,144
                                                               2003        1.000           1.165                   3,070

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.007                  27,580

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2005        1.228           1.119                       -
                                                               2004        1.129           1.228                   4,660
                                                               2003        1.000           1.129                       -

   Capital Growth Portfolio - Class B (6/03)                   2005        1.181           1.260                  35,387
                                                               2004        1.117           1.181                       -
                                                               2003        1.000           1.117                       -

   Global Discovery Portfolio - Class B (6/03)                 2005        1.519           1.764                  29,387
                                                               2004        1.255           1.519                   5,780
                                                               2003        1.000           1.255                   1,444

   Growth and Income Portfolio - Class B (6/03)                2005        1.219           1.267                  29,117
                                                               2004        1.129           1.219                  17,169
                                                               2003        1.000           1.129                   3,187

   Health Sciences Portfolio - Class B (6/03)                  2005        1.207           1.282                 190,680
                                                               2004        1.125           1.207                  21,844
                                                               2003        1.000           1.125                       -

   International Portfolio - Class B (6/03)                    2005        1.356           1.543                  39,384
                                                               2004        1.186           1.356                  10,335
                                                               2003        1.000           1.186                   4,604

   SVS I Scudder Bond Portfolio - Class B (7/05)               2005        1.000           0.996                       -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.315           1.418                  40,257
                                                               2004        1.157           1.315                  25,112
                                                               2003        1.000           1.157                  16,144

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.042           1.061                  47,606
                                                               2004        1.000           1.042                   1,000

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.013           1.014                 226,462
                                                               2004        0.990           1.013                 230,267
                                                               2003        1.000           0.990                 120,178

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2005        1.328           1.600                       -
                                                               2004        1.182           1.328                       -
                                                               2003        1.000           1.182                       -

   Scudder Government & Agency Securities Portfolio - Class
   B (6/03)                                                    2005        1.013           1.018                   3,695
                                                               2004        0.997           1.013                   2,590
                                                               2003        1.000           0.997                       -

   Scudder Growth & Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.077           1.113                 182,071
                                                               2004        1.000           1.077                   1,000

   Scudder Growth Portfolio - Class B (6/03)                   2005        1.143           1.100                       -
                                                               2004        1.110           1.143                  15,156
                                                               2003        1.000           1.110                  15,061

   Scudder Growth Strategy Portfolio - Class B (8/04)          2005        1.096           1.142                       -
                                                               2004        1.000           1.096                   1,000

   Scudder High Income Portfolio - Class B (6/03)              2005        1.205           1.225                  66,303
                                                               2004        1.093           1.205                  50,327
                                                               2003        1.000           1.093                  14,993

   Scudder Income & Growth Strategy Portfolio - Class B
   (8/04)                                                      2005        1.059           1.087                  22,736
                                                               2004        1.000           1.059                   1,000

   Scudder International Select Equity Portfolio - Class B
   (6/03)                                                      2005        1.403           1.573                 154,401
                                                               2004        1.211           1.403                   6,969
                                                               2003        1.000           1.211                   1,499

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   Scudder Mercury Large Cap Core Portfolio (3/05)             2005        1.037           1.151                  50,432

   Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005        1.188           1.339                     593
                                                               2004        1.166           1.188                       -
                                                               2003        1.000           1.166                       -

   Scudder Money Market Portfolio - Class B (6/03)             2005        0.980           0.987                  87,533
                                                               2004        0.992           0.980                  37,780
                                                               2003        1.000           0.992                       -

   Scudder Salomon Aggressive Growth Portfolio (6/03)          2005        1.290           1.436                       -
                                                               2004        1.177           1.290                       -
                                                               2003        1.000           1.177                       -

   Scudder Small Cap Growth Portfolio - Class B (6/03)         2005        1.233           1.293                  13,130
                                                               2004        1.134           1.233                   8,702
                                                               2003        1.000           1.134                   1,591

   Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.050           1.052                  76,487
                                                               2004        0.986           1.050                  56,474
                                                               2003        1.000           0.986                  16,555

   Scudder Technology Growth Portfolio - Class B (6/03)        2005        1.215           1.233                   1,715
                                                               2004        1.217           1.215                   1,663
                                                               2003        1.000           1.217                       -

   Scudder Templeton Foreign Value Portfolio (3/05)            2005        1.054           1.133                  34,826

   Scudder Total Return Portfolio - Class B (6/03)             2005        1.113           1.137                  10,451
                                                               2004        1.065           1.113                   1,926
                                                               2003        1.000           1.065                       -

   SVS Davis Venture Value Portfolio - Class B (6/03)          2005        1.270           1.364                 108,093
                                                               2004        1.160           1.270                  66,607
                                                               2003        1.000           1.160                   7,313

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   SVS Dreman Financial Services Portfolio - Class B (6/03)    2005        1.240           1.213                  58,934
                                                               2004        1.131           1.240                   7,135
                                                               2003        1.000           1.131                       -

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.301           1.375                 278,246
                                                               2004        1.164           1.301                  81,517
                                                               2003        1.000           1.164                  13,919

   SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005        1.538           1.660                  31,234
                                                               2004        1.246           1.538                  21,154
                                                               2003        1.000           1.246                   1,443

   SVS Eagle Focused Large Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.117           1.021                       -
                                                               2004        1.120           1.117                  34,030
                                                               2003        1.000           1.120                   4,838

   SVS Focus Value & Growth Portfolio - Class B (6/03)         2005        1.264           1.181                       -
                                                               2004        1.159           1.264                   8,451
                                                               2003        1.000           1.159                       -

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005        1.255           1.253                  63,485
                                                               2004        1.164           1.255                  49,380
                                                               2003        1.000           1.164                   1,556

   SVS Index 500 Portfolio - Class B (6/03)                    2005        1.226           1.248                       -
                                                               2004        1.134           1.226                  10,865
                                                               2003        1.000           1.134                   6,711

   SVS Janus Growth And Income Portfolio - Class B (6/03)      2005        1.224           1.345                   4,231
                                                               2004        1.121           1.224                   4,736
                                                               2003        1.000           1.121                   4,828

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005        1.226           1.292                   2,004
                                                               2004        1.112           1.226                       -
                                                               2003        1.000           1.112                       -

   SVS MFS Strategic Value Portfolio - Class B (6/03)          2005        1.297           1.267                  54,165
                                                               2004        1.124           1.297                  41,830
                                                               2003        1.000           1.124                   4,838

   SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005        1.185           1.113                   2,957
                                                               2004        1.195           1.185                   3,041
                                                               2003        1.000           1.195                       -

   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005        1.321           1.445                   3,623
                                                               2004        1.214           1.321                  21,088
                                                               2003        1.000           1.214                       -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.091           1.160                  48,803
                                                               2004        1.064           1.091                  93,454
                                                               2003        1.000           1.064                  55,895

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005        1.191           1.337                       -
                                                               2004        1.123           1.191                       -
                                                               2003        1.000           1.123                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.60%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                              2005        1.279           1.456                       -
                                                               2004        1.063           1.279                       -
                                                               2003        1.000           1.063                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2005        1.600           1.995                       -
                                                               2004        1.315           1.600                       -
                                                               2003        1.000           1.315                       -

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.418           1.605                       -
                                                               2004        1.234           1.418                       -
                                                               2003        1.000           1.234                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.299           1.379                       -
                                                               2004        1.167           1.299                       -
                                                               2003        1.000           1.167                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2005        1.158           1.166                       -
                                                               2004        1.121           1.158                       -
                                                               2003        1.000           1.121                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.477           1.602                       -
                                                               2004        1.160           1.477                       -
                                                               2003        1.000           1.160                       -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.004                       -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2005        1.211           1.100                       -
                                                               2004        1.124           1.211                       -
                                                               2003        1.000           1.124                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   Capital Growth Portfolio - Class B (6/03)                   2005        1.164           1.231                       -
                                                               2004        1.111           1.164                       -
                                                               2003        1.000           1.111                       -

   Global Discovery Portfolio - Class B (6/03)                 2005        1.498           1.723                       -
                                                               2004        1.249           1.498                       -
                                                               2003        1.000           1.249                       -

   Growth and Income Portfolio - Class B (6/03)                2005        1.202           1.238                       -
                                                               2004        1.123           1.202                       -
                                                               2003        1.000           1.123                       -

   Health Sciences Portfolio - Class B (6/03)                  2005        1.190           1.253                       -
                                                               2004        1.119           1.190                       -
                                                               2003        1.000           1.119                       -

   International Portfolio - Class B (6/03)                    2005        1.337           1.507                       -
                                                               2004        1.180           1.337                       -
                                                               2003        1.000           1.180                       -

   SVS I Scudder Bond Portfolio - Class B (7/05)               2005        1.000           0.992                       -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.296           1.386                       -
                                                               2004        1.151           1.296                       -
                                                               2003        1.000           1.151                       -

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.039           1.048                       -
                                                               2004        1.000           1.039                       -

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        0.999           0.991                       -
                                                               2004        0.985           0.999                       -
                                                               2003        1.000           0.985                       -

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2005        1.310           1.564                       -
                                                               2004        1.176           1.310                       -
                                                               2003        1.000           1.176                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   Scudder Government & Agency Securities Portfolio - Class
   B (6/03)                                                    2005        0.999           0.995                       -
                                                               2004        0.992           0.999                       -
                                                               2003        1.000           0.992                       -

   Scudder Growth & Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.074           1.099                       -
                                                               2004        1.000           1.074                       -

   Scudder Growth Portfolio - Class B (6/03)                   2005        1.127           1.081                       -
                                                               2004        1.104           1.127                       -
                                                               2003        1.000           1.104                       -

   Scudder Growth Strategy Portfolio - Class B (8/04)          2005        1.092           1.128                       -
                                                               2004        1.000           1.092                       -

   Scudder High Income Portfolio - Class B (6/03)              2005        1.188           1.197                       -
                                                               2004        1.088           1.188                       -
                                                               2003        1.000           1.088                       -

   Scudder Income & Growth Strategy Portfolio - Class B
   (8/04)                                                      2005        1.056           1.074                       -
                                                               2004        1.000           1.056                       -

   Scudder International Select Equity Portfolio - Class B
   (6/03)                                                      2005        1.384           1.537                       -
                                                               2004        1.205           1.384                       -
                                                               2003        1.000           1.205                       -

   Scudder Mercury Large Cap Core Portfolio (3/05)             2005        1.061           1.140                       -

   Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005        1.172           1.309                       -
                                                               2004        1.161           1.172                       -
                                                               2003        1.000           1.161                       -

   Scudder Money Market Portfolio - Class B (6/03)             2005        0.966           0.964                       -
                                                               2004        0.987           0.966                       -
                                                               2003        1.000           0.987                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   Scudder Salomon Aggressive Growth Portfolio (6/03)          2005        1.272           1.403                       -
                                                               2004        1.171           1.272                       -
                                                               2003        1.000           1.171                       -

   Scudder Small Cap Growth Portfolio - Class B (6/03)         2005        1.215           1.264                       -
                                                               2004        1.128           1.215                       -
                                                               2003        1.000           1.128                       -

   Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.035           1.028                       -
                                                               2004        0.981           1.035                       -
                                                               2003        1.000           0.981                       -

   Scudder Technology Growth Portfolio - Class B (6/03)        2005        1.198           1.205                       -
                                                               2004        1.211           1.198                       -
                                                               2003        1.000           1.211                       -

   Scudder Templeton Foreign Value Portfolio (3/05)            2005        1.077           1.122                       -

   Scudder Total Return Portfolio - Class B (6/03)             2005        1.098           1.111                       -
                                                               2004        1.059           1.098                       -
                                                               2003        1.000           1.059                       -

   SVS Davis Venture Value Portfolio - Class B (6/03)          2005        1.252           1.333                       -
                                                               2004        1.154           1.252                       -
                                                               2003        1.000           1.154                       -

   SVS Dreman Financial Services Portfolio - Class B (6/03)    2005        1.223           1.186                       -
                                                               2004        1.125           1.223                       -
                                                               2003        1.000           1.125                       -

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.282           1.344                       -
                                                               2004        1.158           1.282                       -
                                                               2003        1.000           1.158                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------

   SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005        1.517           1.622                       -
                                                               2004        1.240           1.517                       -
                                                               2003        1.000           1.240                       -

   SVS Eagle Focused Large Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.102           1.004                       -
                                                               2004        1.114           1.102                       -
                                                               2003        1.000           1.114                       -

   SVS Focus Value & Growth Portfolio - Class B (6/03)         2005        1.246           1.162                       -
                                                               2004        1.153           1.246                       -
                                                               2003        1.000           1.153                       -

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005        1.237           1.225                       -
                                                               2004        1.158           1.237                       -
                                                               2003        1.000           1.158                       -

   SVS Index 500 Portfolio - Class B (6/03)                    2005        1.209           1.223                       -
                                                               2004        1.128           1.209                       -
                                                               2003        1.000           1.128                       -

   SVS Janus Growth And Income Portfolio - Class B (6/03)      2005        1.207           1.314                       -
                                                               2004        1.115           1.207                       -
                                                               2003        1.000           1.115                       -

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005        1.209           1.262                       -
                                                               2004        1.106           1.209                       -
                                                               2003        1.000           1.106                       -

   SVS MFS Strategic Value Portfolio - Class B (6/03)          2005        1.279           1.239                       -
                                                               2004        1.118           1.279                       -
                                                               2003        1.000           1.118                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005        1.169           1.088                       -
                                                               2004        1.189           1.169                       -
                                                               2003        1.000           1.189                       -

   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005        1.303           1.412                       -
                                                               2004        1.208           1.303                       -
                                                               2003        1.000           1.208                       -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.075           1.133                       -
                                                               2004        1.059           1.075                       -
                                                               2003        1.000           1.059                       -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005        1.174           1.306                       -
                                                               2004        1.117           1.174                       -
                                                               2003        1.000           1.117                       -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.



On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.

On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio - Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund - Class B2, and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio - Class B, and is no longer available as a funding option.

                                   APPENDIX B



                         CONDENSED FINANCIAL INFORMATION



METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002



                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (9/03)                              2005        1.297           1.490                   3,598
                                                               2004        1.068           1.297                  94,811
                                                               2003        1.000           1.068                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)       2005        1.623           2.041                  37,960
                                                               2004        1.321           1.623                  50,211
                                                               2003        1.000           1.321                   8,699

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.438           1.642                       -
                                                               2004        1.240           1.438                       -
                                                               2003        1.000           1.240                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.318           1.411                  61,297
                                                               2004        1.173           1.318                  89,205
                                                               2003        1.000           1.173                  18,930

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (12/03)                                              2005        1.174           1.193                       -
                                                               2004        1.127           1.174                       -
                                                               2003        1.000           1.127                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.498           1.640                 108,941
                                                               2004        1.165           1.498                 160,129
                                                               2003        1.000           1.165                  24,895

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.007                  54,226

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (9/03)              2005        1.228           1.119                       -
                                                               2004        1.129           1.228                   5,166
                                                               2003        1.000           1.129                   5,447

   Capital Growth Portfolio - Class B (7/03)                   2005        1.181           1.260                 106,453
                                                               2004        1.117           1.181                  69,503
                                                               2003        1.000           1.117                  43,222

   Global Discovery Portfolio - Class B (7/03)                 2005        1.519           1.764                  84,628
                                                               2004        1.255           1.519                  32,968
                                                               2003        1.000           1.255                       -

   Growth and Income Portfolio - Class B (8/03)                2005        1.219           1.267                  37,703
                                                               2004        1.129           1.219                  41,930
                                                               2003        1.000           1.129                   8,395

   Health Sciences Portfolio - Class B (7/03)                  2005        1.207           1.282                  44,953
                                                               2004        1.125           1.207                  50,381
                                                               2003        1.000           1.125                     979

   International Portfolio - Class B (7/03)                    2005        1.356           1.543                  59,640
                                                               2004        1.186           1.356                  65,534
                                                               2003        1.000           1.186                   9,693

   SVS I Scudder Bond Portfolio - Class B (1/70)               2005        1.000           0.996                       -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (7/03)                2005        1.315           1.418                 146,995
                                                               2004        1.157           1.315                  84,360
                                                               2003        1.000           1.157                  43,123

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   Scudder Conservative Income Strategy Portfolio - Class B
   (10/04)                                                     2005        1.042           1.061                  13,816
                                                               2004        1.018           1.042                  13,511

   Scudder Fixed Income Portfolio - Class B (7/03)             2005        1.013           1.014                 309,909
                                                               2004        0.990           1.013                 381,073
                                                               2003        1.000           0.990                 201,066

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2005        1.328           1.600                  25,135
                                                               2004        1.182           1.328                  18,735
                                                               2003        1.000           1.182                       -

   Scudder Government & Agency Securities Portfolio - Class
   B (7/03)                                                    2005        1.013           1.018                 176,925
                                                               2004        0.997           1.013                 183,439
                                                               2003        1.000           0.997                 127,781

   Scudder Growth & Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.077           1.113                  13,310
                                                               2004        1.020           1.077                  13,392

   Scudder Growth Portfolio - Class B (9/03)                   2005        1.143           1.100                       -
                                                               2004        1.110           1.143                   2,340
                                                               2003        1.000           1.110                  23,052

   Scudder Growth Strategy Portfolio - Class B (10/04)         2005        1.096           1.142                  13,024
                                                               2004        1.033           1.096                  13,315

   Scudder High Income Portfolio - Class B (7/03)              2005        1.205           1.225                 372,453
                                                               2004        1.093           1.205                 636,604
                                                               2003        1.000           1.093               1,510,883

   Scudder Income & Growth Strategy Portfolio - Class B
   (10/04)                                                     2005        1.059           1.087                 177,563
                                                               2004        1.021           1.059                  53,007

   Scudder International Select Equity Portfolio - Class B
   (7/03)                                                      2005        1.403           1.573                 103,087
                                                               2004        1.211           1.403                  97,924
                                                               2003        1.000           1.211                  70,201

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   Scudder Mercury Large Cap Core Portfolio (11/04)            2005        1.037           1.151                       -
                                                               2004        1.000           1.037                   1,000

   Scudder Mid-Cap Growth Portfolio - Class B (7/03)           2005        1.188           1.339                   4,613
                                                               2004        1.166           1.188                   5,292
                                                               2003        1.000           1.166                   5,251

   Scudder Money Market Portfolio - Class B (7/03)             2005        0.980           0.987              12,145,122
                                                               2004        0.992           0.980              11,905,182
                                                               2003        1.000           0.992              12,034,682

   Scudder Salomon Aggressive Growth Portfolio (9/03)          2005        1.290           1.436                   1,989
                                                               2004        1.177           1.290                   1,931
                                                               2003        1.000           1.177                   1,830

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.233           1.293                  30,796
                                                               2004        1.134           1.233                  26,687
                                                               2003        1.000           1.134                  96,300

   Scudder Strategic Income Portfolio - Class B (7/03)         2005        1.050           1.052                  68,395
                                                               2004        0.986           1.050                  75,038
                                                               2003        1.000           0.986                  13,436

   Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.215           1.233                 102,153
                                                               2004        1.217           1.215                  62,184
                                                               2003        1.000           1.217                  73,874

   Scudder Templeton Foreign Value Portfolio (11/04)           2005        1.054           1.133                   3,252
                                                               2004        1.000           1.054                   1,000

   Scudder Total Return Portfolio - Class B (7/03)             2005        1.113           1.137                  40,371
                                                               2004        1.065           1.113                  44,382
                                                               2003        1.000           1.065                  21,045

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.270           1.364                 187,198
                                                               2004        1.160           1.270                 115,984
                                                               2003        1.000           1.160                  33,080

   SVS Dreman Financial Services Portfolio - Class B (9/03)    2005        1.240           1.213                  63,695
                                                               2004        1.131           1.240                  74,749
                                                               2003        1.000           1.131                     980

   SVS Dreman High Return Equity Portfolio - Class B (7/03)    2005        1.301           1.375                 409,130
                                                               2004        1.164           1.301                 325,736
                                                               2003        1.000           1.164                 154,871

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.538           1.660                 219,940
                                                               2004        1.246           1.538                 212,641
                                                               2003        1.000           1.246                  75,127

   SVS Eagle Focused Large Cap Growth Portfolio - Class B
   (7/03)                                                      2005        1.117           1.021                       -
                                                               2004        1.120           1.117                  34,417
                                                               2003        1.000           1.120                   3,372

   SVS Focus Value & Growth Portfolio - Class B (1/04)         2005        1.264           1.181                       -
                                                               2004        1.159           1.264                       -
                                                               2003        1.000           1.159                       -

   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2005        1.255           1.253                 152,247
                                                               2004        1.164           1.255                 200,685
                                                               2003        1.000           1.164                  26,676

   SVS Index 500 Portfolio - Class B (10/03)                   2005        1.226           1.248                       -
                                                               2004        1.134           1.226                  63,446
                                                               2003        1.000           1.134                  20,870

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   SVS Janus Growth And Income Portfolio - Class B (7/03)      2005        1.224           1.345                  51,788
                                                               2004        1.121           1.224                  34,614
                                                               2003        1.000           1.121                  25,012

   SVS Janus Growth Opportunities Portfolio - Class B
   (10/03)                                                     2005        1.226           1.292                  22,096
                                                               2004        1.112           1.226                       -
                                                               2003        1.000           1.112                       -

   SVS MFS Strategic Value Portfolio - Class B (7/03)          2005        1.297           1.267                  21,301
                                                               2004        1.124           1.297                  21,665
                                                               2003        1.000           1.124                   3,423

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.185           1.113                  86,474
                                                               2004        1.195           1.185                  93,406
                                                               2003        1.000           1.195                   7,067

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.321           1.445                  96,725
                                                               2004        1.214           1.321                  89,683
                                                               2003        1.000           1.214                  19,703

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.091           1.160                  58,749
                                                               2004        1.064           1.091                  85,199
                                                               2003        1.000           1.064                  31,739

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (9/03)                                               2005        1.191           1.337                  40,201
                                                               2004        1.123           1.191                  35,593
                                                               2003        1.000           1.123                  28,086

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.60%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (9/03)                              2005        1.279           1.456                       -
                                                               2004        1.063           1.279                       -
                                                               2003        0.974           1.063                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)       2005        1.600           1.995                       -
                                                               2004        1.315           1.600                       -
                                                               2003        1.187           1.315                       -

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.418           1.605                       -
                                                               2004        1.234           1.418                       -
                                                               2003        1.157           1.234                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.299           1.379                       -
                                                               2004        1.167           1.299                       -
                                                               2003        1.045           1.167                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (12/03)                                              2005        1.158           1.166                       -
                                                               2004        1.121           1.158                       -
                                                               2003        1.100           1.121                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.477           1.602                       -
                                                               2004        1.160           1.477                       -
                                                               2003        1.013           1.160                       -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.004                       -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (9/03)              2005        1.211           1.100                       -
                                                               2004        1.124           1.211                       -
                                                               2003        1.067           1.124                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   Capital Growth Portfolio - Class B (7/03)                   2005        1.164           1.231                       -
                                                               2004        1.111           1.164                       -
                                                               2003        1.014           1.111                       -

   Global Discovery Portfolio - Class B (7/03)                 2005        1.498           1.723                       -
                                                               2004        1.249           1.498                       -
                                                               2003        1.023           1.249                       -

   Growth and Income Portfolio - Class B (8/03)                2005        1.202           1.238                       -
                                                               2004        1.123           1.202                       -
                                                               2003        1.017           1.123                       -

   Health Sciences Portfolio - Class B (7/03)                  2005        1.190           1.253                       -
                                                               2004        1.119           1.190                       -
                                                               2003        1.016           1.119                       -

   International Portfolio - Class B (7/03)                    2005        1.337           1.507                       -
                                                               2004        1.180           1.337                       -
                                                               2003        0.988           1.180                       -

   SVS I Scudder Bond Portfolio - Class B (1/70)               2005        1.000           0.992                       -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (7/03)                2005        1.296           1.386                       -
                                                               2004        1.151           1.296                       -
                                                               2003        1.014           1.151                       -

   Scudder Conservative Income Strategy Portfolio - Class B
   (10/04)                                                     2005        1.039           1.048                       -
                                                               2004        1.016           1.039                       -

   Scudder Fixed Income Portfolio - Class B (7/03)             2005        0.999           0.991                       -
                                                               2004        0.985           0.999                       -
                                                               2003        0.993           0.985                       -

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2005        1.310           1.564                       -
                                                               2004        1.176           1.310                       -
                                                               2003        1.030           1.176                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   Scudder Government & Agency Securities Portfolio - Class
   B (7/03)                                                    2005        0.999           0.995                       -
                                                               2004        0.992           0.999                       -
                                                               2003        0.997           0.992                       -

   Scudder Growth & Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.074           1.099                       -
                                                               2004        1.019           1.074                       -

   Scudder Growth Portfolio - Class B (9/03)                   2005        1.127           1.081                       -
                                                               2004        1.104           1.127                       -
                                                               2003        1.062           1.104                       -

   Scudder Growth Strategy Portfolio - Class B (10/04)         2005        1.092           1.128                       -
                                                               2004        1.031           1.092                       -

   Scudder High Income Portfolio - Class B (7/03)              2005        1.188           1.197                       -
                                                               2004        1.088           1.188                       -
                                                               2003        1.010           1.088                       -

   Scudder Income & Growth Strategy Portfolio - Class B
   (10/04)                                                     2005        1.056           1.074                       -
                                                               2004        1.019           1.056                       -

   Scudder International Select Equity Portfolio - Class B
   (7/03)                                                      2005        1.384           1.537                       -
                                                               2004        1.205           1.384                       -
                                                               2003        0.994           1.205                       -

   Scudder Mercury Large Cap Core Portfolio (11/04)            2005        1.036           1.140                       -
                                                               2004        1.000           1.036                       -

   Scudder Mid-Cap Growth Portfolio - Class B (7/03)           2005        1.172           1.309                       -
                                                               2004        1.161           1.172                       -
                                                               2003        1.033           1.161                       -

   Scudder Money Market Portfolio - Class B (7/03)             2005        0.966           0.964                       -
                                                               2004        0.987           0.966                       -
                                                               2003        0.997           0.987                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   Scudder Salomon Aggressive Growth Portfolio (9/03)          2005        1.272           1.403                       -
                                                               2004        1.171           1.272                       -
                                                               2003        1.070           1.171                       -

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.215           1.264                       -
                                                               2004        1.128           1.215                       -
                                                               2003        1.015           1.128                       -

   Scudder Strategic Income Portfolio - Class B (7/03)         2005        1.035           1.028                       -
                                                               2004        0.981           1.035                       -
                                                               2003        0.984           0.981                       -

   Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.198           1.205                       -
                                                               2004        1.211           1.198                       -
                                                               2003        1.007           1.211                       -

   Scudder Templeton Foreign Value Portfolio (11/04)           2005        1.053           1.122                       -
                                                               2004        1.000           1.053                       -

   Scudder Total Return Portfolio - Class B (7/03)             2005        1.098           1.111                       -
                                                               2004        1.059           1.098                       -
                                                               2003        0.997           1.059                       -

   SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.252           1.333                       -
                                                               2004        1.154           1.252                       -
                                                               2003        1.004           1.154                       -

   SVS Dreman Financial Services Portfolio - Class B (9/03)    2005        1.223           1.186                       -
                                                               2004        1.125           1.223                       -
                                                               2003        1.025           1.125                       -

   SVS Dreman High Return Equity Portfolio - Class B (7/03)    2005        1.282           1.344                       -
                                                               2004        1.158           1.282                       -
                                                               2003        1.031           1.158                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.517           1.622                       -
                                                               2004        1.240           1.517                       -
                                                               2003        1.038           1.240                       -

   SVS Eagle Focused Large Cap Growth Portfolio - Class B
   (7/03)                                                      2005        1.102           1.004                       -
                                                               2004        1.114           1.102                       -
                                                               2003        1.010           1.114                       -

   SVS Focus Value & Growth Portfolio - Class B (1/04)         2005        1.246           1.162                       -
                                                               2004        1.177           1.246                       -

   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2005        1.237           1.225                       -
                                                               2004        1.158           1.237                       -
                                                               2003        1.013           1.158                       -

   SVS Index 500 Portfolio - Class B (10/03)                   2005        1.209           1.223                       -
                                                               2004        1.128           1.209                       -
                                                               2003        1.059           1.128                       -

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2005        1.207           1.314                       -
                                                               2004        1.115           1.207                       -
                                                               2003        1.001           1.115                       -

   SVS Janus Growth Opportunities Portfolio - Class B
   (10/03)                                                     2005        1.209           1.262                       -
                                                               2004        1.106           1.209                       -
                                                               2003        1.058           1.106                       -

   SVS MFS Strategic Value Portfolio - Class B (7/03)          2005        1.279           1.239                       -
                                                               2004        1.118           1.279                       -
                                                               2003        1.024           1.118                       -

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.169           1.088                       -
                                                               2004        1.189           1.169                       -
                                                               2003        1.008           1.189                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       -----------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.303           1.412                       -
                                                               2004        1.208           1.303                       -
                                                               2003        1.026           1.208                       -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.075           1.133                       -
                                                               2004        1.059           1.075                       -
                                                               2003        1.010           1.059                       -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (9/03)                                               2005        1.174           1.306                       -
                                                               2004        1.117           1.174                       -
                                                               2003        1.069           1.117                       -


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.



On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio - Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund - Class B2, and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio - Class B, and is no longer available as a funding option.

                                   APPENDIX C

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to The MetLife Insurance Company of Connecticutor MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



The Insurance Company
Principal Underwriter
Distribution and Principal Underwriting Agreement
Valuation of Assets
Federal Tax Considerations
Independent Registered Public Accounting Firm
Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-67-68-77-79 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-67-68-77-79


Name:    _______________________________________

Address: _______________________________________

         _______________________________________

         _______________________________________

         Check Box:
         [  ] MIC-Book-67-68-77-79

         [  ] MLAC-Book-67-68-77-79


Book 77                                                              May 1, 2006

           SCUDDER ADVOCATE ADVISOR - ST1 VARIABLE ANNUITY PROSPECTUS:
 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
    METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002



This prospectus describes Scudder Advocate Advisor - ST1 Variable Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:



DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE SHARES
AIM VARIABLE INSURANCE FUNDS - SERIES I
    AIM V.I. Utilities Fund
CREDIT SUISSE TRUST
    Credit Suisse Trust Emerging Markets Portfolio
    Credit Suisse Trust Global Small Cap Portfolio
DREYFUS INVESTMENT PORTFOLIO - SERVICE SHARES
    Dreyfus MidCap Stock Portfolio
DWS INVESTMENTS VIT FUNDS+
    DWS Equity 500 Index VIP - Class B2+
    DWS RREEF Real Estate Securities VIP - Class B+
DWS VARIABLE SERIES I - CLASS B+
    DWS Bond VIP+
    DWS Capital Growth VIP+
    DWS Global Opportunities VIP+
    DWS Growth & Income VIP+
    DWS Health Care VIP+
    DWS International VIP+
DWS VARIABLE SERIES II - CLASS B+
    DWS Balanced VIP+
    DWS Blue Chip VIP+
    DWS Conservative Allocation VIP+
    DWS Core Fixed Income VIP+
    DWS Davis Venture Value VIP+
    DWS Dreman Financial Services VIP+
    DWS Dreman High Return Equity VIP+
    DWS Dreman Small Cap Value VIP+
    DWS Global Thematic VIP+
    DWS Government & Agency Securities VIP+
    DWS Growth Allocation VIP+
    DWS High Income VIP+
    DWS Income Allocation VIP+
    DWS International Select Equity VIP+
    DWS Janus Growth & Income VIP+
    DWS Janus Growth Opportunities VIP+
    DWS Large Cap Value VIP+
    DWS Mercury Large Cap Core VIP+
    DWS MFS(R) Strategic Value VIP+
    DWS Mid Cap Growth VIP+
    DWS Moderate Allocation VIP+
    DWS Money Market VIP+
    DWS Oak Strategic Equity VIP+
    DWS Salomon Aggressive Growth VIP+
    DWS Small Cap Growth VIP+
    DWS Strategic Income VIP+
    DWS Technology VIP+
    DWS Templeton Foreign Value VIP+
    DWS Turner Mid Cap Growth VIP+
METROPOLITAN SERIES FUND, INC. - CLASS B
    MFS(R) Total Return Portfolio+
THE ALGER AMERICAN FUND - CLASS S
    Alger American Leveraged AllCap Portfolio



--------------
(+) This Variable Funding Option has been subject to a substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.


The Contract, certain contract features and/or some of the funding options may not be available in all states.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary...............................................................................      3
Summary................................................................................      5
Fee Table..............................................................................      8
Condensed Financial Information........................................................     14
The Annuity Contract...................................................................     14
    Contract Owner Inquiries...........................................................     15
    Purchase Payments..................................................................     15
    Accumulation Units.................................................................     15
    The Variable Funding Options.......................................................     16
Charges and Deductions.................................................................     22
    General............................................................................     22
    Transfer Charge....................................................................     23
    Administrative Charges.............................................................     23
    Mortality and Expense Risk Charge..................................................     23
    Guaranteed Minimum Withdrawal Benefit Charge.......................................     23
    Enhanced Stepped-Up Provision Charge...............................................     23
    Variable Funding Option Expenses...................................................     24
    Premium Tax........................................................................     24
    Changes in Taxes Based upon Premium or Value.......................................     24
Transfers..............................................................................     24
       Market Timing/Excessive Trading                                                      21
       Dollar Cost Averaging...........................................................     25
Access to Your Money...................................................................     26
    Guaranteed Minimum Withdrawal Benefit..............................................     26
    Systematic Withdrawals.............................................................     31
Ownership Provisions...................................................................     32
    Types of Ownership.................................................................     32
       Contract Owner..................................................................     32
       Beneficiary.....................................................................     32
       Annuitant.......................................................................     32
Death Benefit..........................................................................     33
    Death Proceeds before the Maturity Date............................................     33
    Enhanced Stepped-Up Provision......................................................     35
    Payment of Proceeds................................................................     36
    Spousal Contract Continuance.......................................................     37
    Beneficiary Contract Continuance...................................................     38
    Death Proceeds after the Maturity Date.............................................     38
The Annuity Period.....................................................................     38
    Maturity Date......................................................................     38
    Allocation of Annuity..............................................................     39
    Variable Annuity...................................................................     39
    Fixed Annuity......................................................................     39
Payment Options........................................................................     40
    Election of Options................................................................     40
    Annuity Options....................................................................     40
    Variable Liquidity Benefit ........................................................     40
Miscellaneous Contract Provisions......................................................     41
    Right to Return....................................................................     41
    Termination........................................................................     41
    Required Reports...................................................................     41
    Suspension of Payments.............................................................     41
The Separate Accounts..................................................................     41
    Performance Information............................................................     42
Federal Tax Considerations.............................................................     42
    General Taxation of Annuities......................................................     43
    Types of Contracts: Qualified and Non-qualified....................................     43
    Qualified Annuity Contracts........................................................     43
       Taxation of Qualified Annuity Contracts.........................................     43
       Mandatory Distributions for Qualified Plans.....................................     43
       Non-qualified Annuity Contracts.................................................     44
       Diversification Requirements for Variable Annuities.............................     44
       Ownership of the Investments....................................................     45
       Taxation of Death Benefit Proceeds..............................................     45
    Other Tax Considerations...........................................................     45
       Treatment of Charges for Optional Death
           Benefits....................................................................     45
       Puerto Rico Tax Considerations..................................................     45
       Non-Resident Aliens.............................................................     46
Other Information......................................................................     46
    The Insurance Companies............................................................     46
    Financial Statements...............................................................     46
    Distribution of Variable Annuity Contracts.........................................     47
    Conformity with State and Federal Laws.............................................     48
    Voting Rights......................................................................     48
    Restrictions on Financial Transactions.............................................     49
    Legal Proceedings .................................................................     49
Appendix A: Condensed Financial Information for MetLife Insurance Company of Connecticut
    Separate Account 2002..............................................................    A-1
Appendix B: Condensed Financial Information for  MetLife Life and Annuity Company of
    Connecticut Separate Account 2002..................................................    B-1
Appendix C: Contents of the Statement of Additional Information........................    C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


HOME OFFICE -- the Home Office of The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                 SCUDDER ADVOCATE ADVISOR - ST1 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The MetLife Insurance Company of Connecticut sponsors MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002. MetLife Life and Annuity Company of Connecticut sponsors MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options., the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.



The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.65% for the Standard Death Benefit, and 1.85% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE...................................................................................  $10(1)

      (assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE........................................................      $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.65% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                   STANDARD DEATH        ENHANCED DEATH
                                                                                       BENEFIT              BENEFIT
                                                                                   --------------        --------------
Mortality and Expense Risk Charge...............................................        1.65%                  1.85%
Administrative Expense Charge...................................................        0.15%                  0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........        1.80%                  2.00%
Optional E.S.P. Charge..........................................................        0.20%                  0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................        2.00%                  2.20%
Optional GMWB I Charge (maximum upon reset).....................................        1.00%(3)               1.00%(3)
Optional GMWB II Charge (maximum upon reset)....................................        1.00%(3)               1.00%(3)
Optional GMWB III Charge........................................................        0.25%                  0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................        2.80%                  3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................        2.80%                  3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............        2.05%                  2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........        3.00%                  3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........        3.00%                  3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........        2.25%                  2.45%

--------------

(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(3) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                   MINIMUM              MAXIMUM
                                                                   -------              -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)              0.65%                7.01%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                                          CONTRACTUAL
                                               DISTRIBUTION                  TOTAL            FEE            NET TOTAL
                                                  AND/OR                    ANNUAL           WAIVER            ANNUAL
                                MANAGEMENT     SERVICE(12b-1)   OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES**
----------------------------    ----------     --------------  --------    ---------     --------------      ----------
DREYFUS SOCIALLY
   RESPONSIBLE GROWTH FUND,
   INC. - Service Shares*          0.75%          0.25%         0.06%        1.06%             --              1.06%
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Utilities Fund
     - Series I                    0.60%            --          0.36%        0.96%           0.03%             0.93%(1)
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Markets
     Portfolio                     1.25%            --          0.44%        1.69%             --              1.69%
   Credit Suisse Trust
     Global Small Cap
     Portfolio                     1.25%            --          0.32%        1.57%             --              1.57%
DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock
     Portfolio - Service
     Shares*                       0.75%          0.25%         0.04%        1.04%             --              1.04%
DWS INVESTMENT VIT FUNDS
   DWS Equity 500 Index VIP
     - Class B2*                   0.19%          0.25%         0.22%        0.66%           0.03%             0.63%(2)
   DWS RREEF Real Estate
     Securities VIP - Class
     B*                            0.90%          0.25%         0.68%        1.83%             --              1.83%(3)
DWS VARIABLE SERIES I
   DWS Bond VIP - Class B*         0.48%          0.25%         0.31%        1.04%             --              1.04%
   DWS Capital Growth VIP -
     Class B*                      0.46%          0.25%         0.18%        0.89%           0.03%             0.86%(4)
   DWS Global Opportunities
     VIP - Class B*                0.98%          0.25%         0.31%        1.54%             --              1.54%
   DWS Growth & Income VIP
     - Class B*                    0.47%          0.25%         0.23%        0.95%           0.06%             0.89%(4)

   DWS Health Care VIP -
     Class B*                      0.75%          0.25%         0.27%        1.27%             --                 1.27%
   DWS International VIP -
     Class B*                      0.86%          0.25%         0.30%        1.41%             --                 1.41%
DWS VARIABLE SERIES II
   DWS Balanced VIP - Class
     B*                            0.45%          0.25%         0.21%        0.91%           0.02%                0.89%(5)(6)
   DWS Blue Chip VIP -
     Class B*                      0.65%          0.25%         0.19%        1.09%             --                 1.09%
   DWS Conservative
     Allocation VIP - Class
     B*                            0.15%          0.25%         0.54%        0.94%             --                 0.94%
   DWS Core Fixed Income
     VIP - Class B*                0.60%          0.25%         0.22%        1.07%             --                 1.07%
   DWS Davis Venture Value
     VIP - Class B*                0.94%          0.25%         0.22%        1.41%             --                 1.41%
   DWS Dreman Financial
     Services VIP - Class B*       0.75%          0.25%         0.29%        1.29%             --                 1.29%
   DWS Dreman High Return
     Equity VIP - Class B*         0.73%          0.25%         0.19%        1.17%             --                 1.17%
   DWS Dreman Small Cap
     Value VIP - Class B*          0.75%          0.25%         0.19%        1.19%             --                 1.19%
   DWS Global Thematic VIP
     - Class B*                    1.00%          0.25%         0.54%        1.79%             --                 1.79%
   DWS Government & Agency
     Securities VIP - Class
     B*                            0.55%          0.25%         0.22%        1.02%             --                 1.02%
   DWS Growth Allocation
     VIP - Class B*                0.15%          0.25%         0.25%        0.65%             --                 0.65%
   DWS High Income VIP -
     Class B*                      0.60%          0.25%         0.25%        1.10%             --                 1.10%
   DWS Income Allocation
     VIP - Class B*                0.15%          0.25%         1.13%        1.53%             --                 1.53%
   DWS International Select
     Equity VIP - Class B*         0.75%          0.25%         0.26%        1.26%             --                 1.26%
   DWS Janus Growth &
     Income VIP - Class B*         0.75%          0.25%         0.26%        1.26%             --                 1.26%
   DWS Janus Growth
     Opportunities VIP -
     Class B*                      0.75%          0.25%         0.25%        1.25%             --                 1.25%
   DWS Large Cap Value VIP
     - Class B*                    0.75%          0.25%         0.21%        1.21%             --                 1.21%
   DWS Mercury Large Cap
     Core VIP - Class B*           0.90%          0.25%         5.86%        7.01%             --                 7.01%
   DWS MFS(R) Strategic Value
     VIP - Class B*                0.95%          0.25%         0.45%        1.65%             --                 1.65%
   DWS Mid Cap Growth VIP -
     Class B*                      0.75%          0.25%         0.40%        1.40%             --                 1.40%
   DWS Moderate Allocation
     VIP - Class B*                0.15%          0.25%         0.26%        0.66%             --                 0.66%
   DWS Money Market VIP -
     Class B*                      0.46%          0.25%         0.18%        0.89%             --                 0.89%
   DWS Oak Strategic Equity
     VIP - Class B*                0.75%          0.25%         0.35%        1.35%             --                 1.35%(8)
   DWS Salomon Aggressive
     Growth VIP - Class B*         0.80%          0.25%         0.68%        1.73%             --                 1.73%(7)
   DWS Small Cap Growth VIP
     - Class B*                    0.65%          0.25%         0.22%        1.12%           0.03%                1.09%(5)
   DWS Strategic Income VIP
     - Class B*                    0.65%          0.25%         0.35%        1.25%             --                 1.25%
   DWS Technology VIP -
     Class B*                      0.75%          0.25%         0.26%        1.26%             --                 1.26%

   DWS Templeton Foreign
     Value VIP - Class B*          0.95%          0.25%         1.97%        3.17%             --                 3.17%
   DWS Turner Mid Cap
     Growth VIP - Class B*         0.80%          0.25%         0.31%        1.36%             --                 1.36%(8)
METROPOLITAN SERIES FUND
   MFS(R) Total Return
     Portfolio - Class B*          0.57%          0.25%         0.16%        0.98%             --                 0.98%(10)
THE ALGER AMERICAN FUND
   Alger American Leveraged
     AllCap Portfolio -
     Class S*                      0.85%          0.25%         0.06%        1.16%             --                 1.16%



--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.




NOTES

(1) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.93% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items;
      (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. This limitation agreement is in effect through April 30, 2007.

(2) Effective September 19, 2005, the Advisor contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.63% for Class B2 shares until April 30, 2009. Other expenses are based on estimated amounts for the current fiscal year.

(3) The Management Fee in the table has been restated to reflect a new fee schedule that will become effective on or about June 1, 2006.

(4) Pursuant to an agreement with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of DWS Capital Growth VIP to 0.86% and DWS Growth & Income VIP to 0.89%.

(5) Pursuant to an agreement with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of DWS Balanced VIP to 0.89% and DWS Small Cap Growth VIP to 1.09%.

(6) The Management Fee in the table has been restated to reflect a new fee schedule that became effective May 2, 2005.

(7) The Management Fee in the table has been restated to reflect a new fee schedule that became effective August 1, 2005.

(8) The Management Fee in the table has been restated to reflect a new fee schedule that became effective October 1, 2005.


(9) The expenses in the table are the fees and expenses that you may directly pay if you buy and hold Portfolio shares. The Portfolio will also indirectly bear its proportionate share of fees and expenses incurred by the underlying portfolios in which the Portfolio is invested. The annualized estimated indirect expenses of the underlying portfolios for each Portfolio are as follows: 0.57% for the DWS Income Allocation VIP, 0.66% for the DWS Conservative Allocation VIP, 0.65% for the DWS Moderate Allocation VIP and 0.69% for the DWS Growth Allocation VIP.



(10) The Management Fee in the table has been restated to reflect a new fee schedule that became effective May 1, 2006.


EXAMPLE


This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example do not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                             IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN              ANNUITIZED AT END OF PERIOD SHOWN
                                           ------------------------------------    --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS    5 YEARS   10 YEARS
-----------------------------------------  ------   -------   -------  --------    ------   -------    -------   --------
 Underlying Fund with Minimum Total
    Annual Operating Expenses............    509      1526      2541      5071       509      1526       2541      5071
 Underlying Fund with Maximum Total
    Annual Operating Expenses............    391      1185      1997      4109       391      1185       1997      4109

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Scudder Advocate Advisor - ST1 Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and

Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

FUNDING                                                  INVESTMENT                                 INVESTMENT
OPTION                                                    OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------     -----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Utilities Fund - Series I     Seeks capital growth and current              A I M Advisors, Inc.
                                          income.

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital.            Credit Suisse Asset Management,
     Market Portfolio                                                                   LLC
                                                                                        Subadviser: Credit Suisse Asset
                                                                                         Management Limited (U.K.),
                                                                                        (Australia)
   Credit Suisse Trust Global Small       Seeks long-term growth of capital.            Credit Suisse Asset Management, LLC
     Cap Portfolio                                                                      Subadviser: Credit Suisse Asset
                                                                                        Management Limited (U.K.),
                                                                                        (Australia)
DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio -       Seeks investment results that are             The Dreyfus Corporation
     Service Shares                       greater than the total return
                                          performance of publicly traded common
                                          stocks of medium-sized domestic
                                          companies in the aggregate, as
                                          represented by the Standard &Poor's
                                          MidCap 400 Index.

DREYFUS SOCIALLY RESPONSIBLE GROWTH
   FUND, INC.
   Dreyfus Socially Responsible           Seeks capital growth with current income      The Dreyfus Corporation
     Growth Fund, Inc. - Service          as a secondary objective.
     Shares
DWS INVESTMENT VIT FUNDS
   DWS Equity 500 Index VIP - Class B2    Seeks to replicate, as closely as             Deutsche Asset Management, Inc.
                                          possible, before the deduction of             Subadviser: Northern Trust
                                          expenses, the Investments, Inc.
                                          performance of the Standard &Poor's
                                          500 Composite Stock Price Index, which
                                          emphasizes stocks of large U.S.
                                          companies.

   DWS RREEF Real Estate Securities       Seeks long-term capital appreciation and      Deutsche Asset Management, Inc.
     VIP - Class B                        current income through investments in
                                          real estate securities.

DWS VARIABLE SERIES I
   DWS Bond VIP - Class B                 Seeks to maximize total return                Deutsche Investment Management
                                          consistent with preservation of               Americas Inc.
                                          capital and prudent investment management,    Subadviser: Deutsche Asset
                                          by investing for Management Services Ltd.
                                          both current income and capital
                                          appreciation.
   DWS Capital Growth VIP - Class B       Seeks to maximize long-term capital           Deutsche Investment Management
                                          growth through a broad and flexible           Americas Inc.
                                          investment program.
   DWS Global Opportunities VIP -         Seeks above-average capital appreciation      Deutsche Investment Management
     Class B                              over the long-term.                           Americas Inc.
   DWS Growth & Income VIP - Class B      Seeks long-term growth of capital,            Deutsche Investment Management
                                          current income and growth of income.          Americas Inc.

   DWS Health Care VIP - Class B          Seeks long-term growth of capital by          Deutsche Investment Management
                                          investing at least 80% of total assets,       Americas Inc.
                                          plus the amount of any borrowings for
                                          investment purposes in common stocks in
                                          the health care sector.
   DWS International VIP - Class B        Seeks long-term growth of capital.            Deutsche Investment Management
                                                                                        Americas Inc.
                                                                                        Subadviser: Deutsche Asset
                                                                                        Management Services Ltd.
DWS VARIABLE SERIES II

DWS Balanced VIP - Class B             Seeks a high total return, a combination      Deutsche Investment Management
                                       of income and capital appreciation.           Americas Inc.
                                                                                     Subadviser: Deutsche Asset
                                                                                     Management Services Ltd.
DWS Blue Chip VIP - Class B            Seeks growth of capital and income.           Deutsche Investment Management
                                                                                     Americas Inc.
DWS Conservative Allocation VIP -      Seeks a balance of current income and         Deutsche Investment Management
  Class B                              long-term growth of capital with an           Americas Inc.
                                       emphasis on current income.
DWS Core Fixed Income VIP - Class      Seeks high current income.                    Deutsche Investment Management
  B                                                                                  Americas Inc.
DWS Davis Venture Value VIP -          Seeks growth of capital.                      Deutsche Investment Management
  Class B                                                                            Americas Inc.
                                                                                     Subadviser: Davis Selected
                                                                                     Advisers,
                                                                                     L.P.
DWS Dreman Financial Services VIP      Seeks to provide long-term capital            Deutsche Investment Management
  - Class B                            appreciation.                                 Americas Inc.
                                                                                     Subadviser: Dreman Value
                                                                                     Management L.L.C.
DWS Dreman High Return Equity          Seeks a high rate of return.                  Deutsche Investment Management
  VIP - Class B                                                                      Americas Inc.
                                                                                     Subadviser: Dreman Value
                                                                                     Management L.L.C.
DWS Dreman Small Cap Value VIP         Seeks long-term capital appreciation.         Deutsche Investment Management
  - Class B                                                                          Americas Inc.
                                                                                     Subadviser: Dreman Value
                                                                                     Management L.L.C.
DWS Global Thematic VIP - Class B      Seeks long-term capital growth.               Deutsche Investment Management
                                                                                     Americas Inc.
DWS Government & Agency                Seeks high current income consistent          Deutsche Investment Management
  Securities VIP - Class B             with  preservation of capital.                Americas Inc.
DWS Growth Allocation VIP - Class      Seeks long-term growth of capital.            Deutsche Investment Management
  B                                                                                  Americas Inc.
DWS High Income VIP - Class B          Seeks to provide a high level of current      Deutsche Investment Management
                                       income.                                       Americas Inc.
DWS Income Allocation VIP - Class      Seeks current income and secondarily          Deutsche Investment Management
  B                                    long-term growth of capital.                  Americas Inc.
DWS International Select Equity        Seeks capital appreciation.                   Deutsche Investment Management
  VIP                                                                                Americas Inc.
  - Class B                                                                          Subadviser: Deutsche Asset
                                                                                     Management Investments Services
                                                                                     Ltd.
DWS Janus Growth & Income VIP -        Seeks long-term capital growth and            Deutsche Investment Management
  Class B                              current income.                               Americas Inc.
                                                                                     Subadviser: Janus Capital
                                                                                     Management LLC
                                                                                     Subadviser: Janus Capital
                                                                                     Management LLC

DWS Janus Growth Opportunities         Seeks long-term growth of capital in a        Deutsche Investment Management
  VIP - Class B                        manner consistent with the preservation       Americas Inc.
                                       of capital.

DWS Large Cap Value VIP - Class B      Seeks a high rate of total return.            Deutsche Investment Management
                                                                                     Americas Inc.
DWS Mercury Large Cap Core VIP -       Seeks long-term capital growth.               Deutsche Investment Management
  Class B                                                                            Americas Inc.
                                                                                     Subadviser: Fund Asset Management
                                                                                     L.P.
DWS MFS(R) Strategic Value VIP -       Seeks to provide capital appreciation.        Deutsche Investment Management
  Class B                                                                            Americas Inc.
                                                                                     Subadviser: Massachusetts
                                                                                     Financial Services Company
DWS Mid Cap Growth VIP - Class B       Seeks capital appreciation through the        Deutsche Investment Management
                                       use of aggressive investment techniques.      Americas Inc.
DWS Moderate Allocation VIP -          Seeks a balance of long-term growth of        Deutsche Investment Management
  Class B                              capital and current income with an            Americas Inc.
                                       emphasis on growth of capital.

   DWS Money Market VIP - Class B         Seeks to maintain stability of capital        Deutsche Investment Management
                                          and, consistent therewith, to maintain the    Americas Inc.
                                          liquidity of capital and to provide
                                          current income.
   DWS Oak Strategic Equity VIP -         Seeks long-term capital growth.               Deutsche Investment Management
     Class B                                                                            Americas Inc.
                                                                                        Subadviser: Oak Associates, Ltd.
   DWS Salomon Aggressive Growth          Seeks long-term capital growth.               Deutsche Investment Management
     VIP - Class B                                                                      Americas Inc.
                                                                                        Subadviser: Salomon Brothers Asset
                                                                                        Management Inc
   DWS Small Cap Growth VIP - Class       Seeks maximum appreciation of investors'      Deutsche Investment Management
     B                                    capital.                                      Americas Inc.
   DWS Strategic Income VIP - Class B     Seeks high current income.                    Deutsche Investment Management
                                                                                        Americas Inc.
   DWS Technology VIP - Class B           Seeks growth of capital.                      Deutsche Investment Management
                                                                                        Americas Inc.
   DWS Templeton Foreign Value VIP -      Seeks long-term capital growth.               Deutsche Investment Management
     Class B                                                                            Americas Inc.
                                                                                        Subadviser: Templeton Investment
                                                                                        Counsel L.L.C.
   DWS Turner Mid Cap Growth VIP -        Seeks capital appreciation.                   Deutsche Investment Management
     Class B                                                                            Americas Inc.
                                                                                        Subadviser: Turner Investment
                                                                                        Partners, Inc.
METROPOLITAN SERIES FUND
   MFS(R) Total Return Portfolio - Class  Seeks a favorable total return through        MetLife Advisers LLC
     B                                    investment in a diversified portfolio.        Subadviser: Massachusetts
                                                                                        Financial
                                                                                        Services Company
THE ALGER AMERICAN FUND
   Alger American Leveraged AllCap        Seeks long-term capital appreciation.         Fred Alger Management, Inc.
     Portfolio - Class S



ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

UNDERLYING FUND NAME CHANGES


               FORMER NAME                                                        NEW NAME
--------------------------------------------------                 -------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS                                      DWS INVESTMENTS VIT FUNDS
   Scudder Real Estate Securities Portfolio                           DWS RREEF Real Estate Securities VIP
   Scudder VIT Equity 500 Index Fund                                  DWS Equity 500 Index VIP
SCUDDER VARIABLE SERIES I                                          DWS VARIABLE SERIES I
   Bond Portfolio                                                     DWS Bond VIP
   Growth & Income Portfolio                                          DWS Growth & Income VIP
   Capital Growth Portfolio                                           DWS Capital Growth VIP
   Global Discovery Portfolio                                         DWS Global Opportunities VIP
   International Portfolio                                            DWS International VIP
   Health Sciences Portfolio                                          DWS Health Care VIP
SCUDDER VARIABLE SERIES II                                         DWS VARIABLE SERIES II
   Scudder Blue Chip Portfolio                                        DWS Blue Chip VIP
   Scudder Conservative Income Strategy Portfolio                     DWS Income Allocation VIP
   Scudder Fixed Income Portfolio                                     DWS Core Fixed Income VIP
   Scudder Global Blue Chip Portfolio                                 DWS Global Thematic VIP
   Scudder Government & Agency Securities Portfolio                   DWS Government & Agency Securities VIP
   Scudder Growth & Income Strategy Portfolio                         DWS Moderate Allocation VIP
   Scudder Growth Strategy Portfolio                                  DWS Growth Allocation VIP
   Scudder High Income Portfolio                                      DWS High Income VIP
   Scudder Income & Growth Strategy Portfolio                         DWS Conservative Allocation VIP
   Scudder International Select Equity Portfolio                      DWS International Select Equity VIP
   Scudder Large Cap Value Portfolio                                  DWS Large Cap Value VIP

Scudder Mercury Large Cap Core Portfolio                           DWS Mercury Large Cap Core VIP
Scudder Mid Cap Growth Portfolio                                   DWS Mid Cap Growth VIP
Scudder Money Market Portfolio                                     DWS Money Market VIP
Scudder Salomon Aggressive Growth Portfolio                        DWS Salomon Aggressive Growth VIP
Scudder Small Cap Growth Portfolio                                 DWS Small Cap Growth VIP
Scudder Strategic Income Portfolio                                 DWS Strategic Income VIP
Scudder Technology Growth Portfolio                                DWS Technology VIP
Scudder Templeton Foreign Value Portfolio                          DWS Templeton Foreign Value VIP
Scudder Total Return Portfolio                                     DWS Balanced VIP
SVS Davis Venture Value Portfolio                                  DWS Davis Venture Value VIP
SVS Dreman Financial Services Portfolio                            DWS Dreman Financial Services VIP
SVS Dreman High Return Equity Portfolio                            DWS Dreman High Return Equity VIP
SVS Dreman Small Cap Value Portfolio                               DWS Dreman Small Cap Value VIP
SVS Janus Growth And Income Portfolio                              DWS Janus Growth & Income VIP
SVS Janus Growth Opportunities Portfolio                           DWS Janus Growth Opportunities VIP
SVS MFS Strategic Value Portfolio                                  DWS MFS(R) Strategic Value VIP
SVS Oak Strategic Equity Portfolio                                 DWS Oak Strategic Equity VIP
SVS Turner Mid Cap Growth Portfolio                                DWS Turner Mid Cap Growth VIP



UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.

      FORMER UNDERLYING FUND                         NEW UNDERLYING FUND
------------------------------------           ------------------------------
THE ALGER AMERICAN FUND                        METROPOLITAN SERIES FUND, INC.
   Alger American Balanced Portfolio              MFS(R) Total Return Portfolio


                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your sales agent, and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value, and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.65% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.85% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the Credit Suisse Trust - Emerging Market Portfolio, Credit Suisse Trust - Global Small Cap Portfolio, DWS Global Opportunities VIP, DWS International VIP, DWS Dreman Small Cap Value VIP, DWS High Income VIP, DWS International Select Equity VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP and DWS Templeton Foreign Value VIP -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program or a rebalancing program are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying

Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 -1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
--------------              -------------------------------    ----------------------------     ----------------------------
ALSO CALLED:                           Guaranteed                       Guaranteed               Guaranteed Income Solution
                                    Income Solution                   Income Solution                       Value

AVAILABILITY:                Not available for purchase on      Available on or after March      Available on or after March
                            or after March 21, 2005, unless    21, 2005 if approved in your     21, 2005 if approved in your
                            GMWB II is not approved in your                state                            state
                                         state

You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                    GMWB I               GMWB II             GMWB III
                                                                  ----------           ----------           ----------
If you make your first withdrawal BEFORE the 3rd anniversary
   after you purchase GMWB:.................................       5% of RBB            5% of RBB           5% of RBB

If you make your first withdrawal AFTER the 3rd anniversary
   after you purchase GMWB:.................................      10% of RBB           10% of RBB           5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.



WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------    ----------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $ 85,000        $100,000             $5,000

PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000          $10,000                $500           $ 10,000          $11,765              $588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $ 75,000          $88,235             $4,412

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------    ------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
                      --------    -------------------   ------------------    --------   -----------------   -----------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   X 10,000/115,000)]   X 91,304/100,000)]                    (100,000       (88,235/100,000)]
                                                                                         X 10,000/85,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000           $8,696                $435           $10,000         $11,265               $588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives

            (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.

                                                                   GMWB I              GMWB II            GMWB III
                                                                   ------              -------            --------
Current Annual Charge.....................................          0.40%                0.50%               0.25%
Maximum Annual Charge After a Reset.......................          1.00%                1.00%                 N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                         GMWB I                          GMWB II                         GMWB III
                           ------------------------------   -----------------------------    ----------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary

ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

      d)    the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

      d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

-----------
* If you have elected a GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT: The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE: The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus
(c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

      (b)   any Purchase Payments made during the previous Contract Year

      (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

      (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

      (b) any Purchase Payments made since the previous Contract Date anniversary

      (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

-----------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

       50,000 X (10,000/55,000) = $9,090

Your new death benefit would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 X (10,000/30,000) = $16,666

Your new death benefit would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                                 MANDATORY
BEFORE THE MATURITY DATE,                 THE COMPANY WILL                                                     PAYOUT RULES
UPON THE DEATH OF THE                 PAY THE PROCEEDS TO:          UNLESS...                                     APPLY*
--------------------------------      ------------------------     ---------------------------------       -----------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                  Yes
NOT THE ANNUITANT)                    owner.

NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),       Unless the beneficiary elects to        Yes
THE ANNUITANT)                        or, if none, to the          continue the Contract rather than
                                      surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT       The surviving joint          Unless the spouse elects to             Yes
THE ANNUITANT)                        owner.                       continue the Contract.

SPOUSAL JOINT OWNER (WHO IS THE       The beneficiary (ies),       Unless the spouse elects to             Yes
ANNUITANT)                            or, if none, to the          continue the Contract.
                                      surviving joint owner.
                                                                   A spouse who is not the
                                                                   beneficiary may decline
                                                                   to receive the proceeds
                                                                   or to continue the
                                                                   Contract and instruct the
                                                                   Company to pay the
                                                                   beneficiary.

ANNUITANT (WHO IS NOT THE             The beneficiary (ies),       Unless the beneficiary elects to        Yes
CONTRACT OWNER)                       or if none, to the           continue the Contract rather than
                                      Contract Owner.              receive the distribution.

                                                                   But, if there is a Contingent
                                                                   Annuitant, then the Contingent
                                                                   Annuitant becomes the Annuitant
                                                                   and the Contract continues in
                                                                   effect (generally using the
                                                                   original Maturity Date). The
                                                                   proceeds will then be paid
                                                                   upon the death of the
                                                                   Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                              Yes
OWNER)                                is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A           The beneficiary (ies),                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the owner                                             Annuitant is owner.
                                                                                                           treated as death
                                                                                                           of the owner in
                                                                                                           these circumstances.)

                                                                                                                MANDATORY
BEFORE THE MATURITY DATE,                 THE COMPANY WILL                                                     PAYOUT RULES
UPON THE DEATH OF THE                   PAY THE PROCEEDS TO:             UNLESS...                                APPLY*
--------------------------------      ------------------------     -----------------------                 ------------------------
CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                                N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.

BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

                               QUALIFIED CONTRACTS


    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                     MANDATORY
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                   UNLESS...                   PAYOUT RULES APPLY*
--------------------------------      ------------------------     ---------------------------------       -------------------
OWNER / ANNUITANT                     The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

-----------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

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FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of

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the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee.
No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

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SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS

The MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, respectively. Both MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of the Separate Accounts for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

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

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any

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

other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita

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

and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008.

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Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity

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Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

      Ownership of the Investments

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information. Since the Separate Accounts are newly established, there are no financial statements for this account.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, ask your registered representative (see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.


The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc., Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.


SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION

           METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                                   YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------------------------   ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)                                           2005          1.295          1.486                -
                                                                             2004          1.067          1.295                -
                                                                             2003          1.000          1.067                -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03)                    2005          1.620          2.036                -
                                                                             2004          1.321          1.620                -
                                                                             2003          1.000          1.321                -

    Credit Suisse Trust Global Small Cap Portfolio (6/03)                    2005          1.436          1.638                -
                                                                             2004          1.239          1.436                -
                                                                             2003          1.000          1.239                -

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                   2005          1.316          1.408                -
                                                                             2004          1.173          1.316                -
                                                                             2003          1.000          1.173                -

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (6/03)    2005          1.172          1.190                -
                                                                             2004          1.126          1.172                -
                                                                             2003          1.000          1.126                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                     PORTFOLIO NAME                                          YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------                ----  -------------  -------------  ---------------
Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio - Class B (6/03)                2005          1.496          1.635                -
                                                                             2004          1.165          1.496                -
                                                                             2003          1.000          1.165                -

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                      2005          1.000          1.006                -

Scudder Variable Series I
    21st Century Growth Portfolio - Class B (6/03)                           2005          1.226          1.117                -
                                                                             2004          1.129          1.226                -
                                                                             2003          1.000          1.129                -

    Capital Growth Portfolio - Class B (6/03)                                2005          1.179          1.257                -
                                                                             2004          1.116          1.179                -
                                                                             2003          1.000          1.116                -

    Global Discovery Portfolio - Class B (6/03)                              2005          1.517          1.759            6,563
                                                                             2004          1.254          1.517            3,123
                                                                             2003          1.000          1.254                -

    Growth and Income Portfolio - Class B (6/03)                             2005          1.217          1.264                -
                                                                             2004          1.129          1.217                -
                                                                             2003          1.000          1.129                -

    Health Sciences Portfolio - Class B (6/03)                               2005          1.205          1.279                -
                                                                             2004          1.124          1.205                -
                                                                             2003          1.000          1.124                -

    International Portfolio - Class B (6/03)                                 2005          1.354          1.539                -
                                                                             2004          1.186          1.354                -
                                                                             2003          1.000          1.186                -

    SVS I Scudder Bond Portfolio - Class B (7/05)                            2005          1.000          0.996                -

Scudder Variable Series II
    Scudder Blue Chip Portfolio - Class B (6/03)                             2005          1.313          1.414                -
                                                                             2004          1.157          1.313                -
                                                                             2003          1.000          1.157                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                          PORTFOLIO NAME                                     YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -------------  -------------  ---------------
Scudder Conservative Income Strategy Portfolio - Class B (8/04)              2005          1.042          1.060                -
                                                                             2004          1.000          1.042                -

Scudder Fixed Income Portfolio - Class B (6/03)                              2005          1.011          1.012                -
                                                                             2004          0.989          1.011                -
                                                                             2003          1.000          0.989                -

Scudder Global Blue Chip Portfolio - Class B (6/03)                          2005          1.326          1.596                -
                                                                             2004          1.181          1.326                -
                                                                             2003          1.000          1.181                -

Scudder Government & Agency Securities Portfolio - Class B (6/03)            2005          1.011          1.016                -
                                                                             2004          0.996          1.011                -
                                                                             2003          1.000          0.996                -

Scudder Growth & Income Strategy Portfolio - Class B (8/04)                  2005          1.077          1.111                -
                                                                             2004          1.000          1.077                -

Scudder Growth Portfolio - Class B (6/03)                                    2005          1.141          1.098                -
                                                                             2004          1.109          1.141                -
                                                                             2003          1.000          1.109                -

Scudder Growth Strategy Portfolio - Class B (8/04)                           2005          1.096          1.141                -
                                                                             2004          1.000          1.096                -

Scudder High Income Portfolio - Class B (6/03)                               2005          1.203          1.222                -
                                                                             2004          1.093          1.203                -
                                                                             2003          1.000          1.093                -

Scudder Income & Growth Strategy Portfolio - Class B (8/04)                  2005          1.059          1.086                -
                                                                             2004          1.000          1.059                -

Scudder International Select Equity Portfolio - Class B (6/03)               2005          1.401          1.569            3,824
                                                                             2004          1.211          1.401                -
                                                                             2003          1.000          1.211                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
               PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------                         ----  -------------  -------------  ---------------
Scudder Mercury Large Cap Core Portfolio (3/05)                              2005          1.037          1.150                -

Scudder Mid-Cap Growth Portfolio - Class B (6/03)                            2005          1.186          1.336                -
                                                                             2004          1.166          1.186                -
                                                                             2003          1.000          1.166                -

Scudder Money Market Portfolio - Class B (6/03)                              2005          0.978          0.984                -
                                                                             2004          0.991          0.978                -
                                                                             2003          1.000          0.991                -

Scudder Salomon Aggressive Growth Portfolio (6/03)                           2005          1.288          1.432                -
                                                                             2004          1.176          1.288                -
                                                                             2003          1.000          1.176                -

Scudder Small Cap Growth Portfolio - Class B (6/03)                          2005          1.231          1.290                -
                                                                             2004          1.134          1.231                -
                                                                             2003          1.000          1.134                -

Scudder Strategic Income Portfolio - Class B (6/03)                          2005          1.048          1.049                -
                                                                             2004          0.986          1.048                -
                                                                             2003          1.000          0.986                -

Scudder Technology Growth Portfolio - Class B (6/03)                         2005          1.213          1.230                -
                                                                             2004          1.217          1.213                -
                                                                             2003          1.000          1.217                -

Scudder Templeton Foreign Value Portfolio (3/05)                             2005          1.054          1.132                -

Scudder Total Return Portfolio - Class B (6/03)                              2005          1.112          1.134                -
                                                                             2004          1.064          1.112                -
                                                                             2003          1.000          1.064                -

SVS Davis Venture Value Portfolio - Class B (6/03)                           2005          1.268          1.361            3,381
                                                                             2004          1.159          1.268            3,385
                                                                             2003          1.000          1.159                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                                           YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------                ----  -------------  -------------  ---------------
SVS Dreman Financial Services Portfolio - Class B (6/03)                     2005          1.238          1.210            3,530
                                                                             2004          1.130          1.238            3,534
                                                                             2003          1.000          1.130                -

SVS Dreman High Return Equity Portfolio - Class B (6/03)                     2005          1.299          1.371           28,506
                                                                             2004          1.164          1.299                -
                                                                             2003          1.000          1.164                -

SVS Dreman Small Cap Value Portfolio - Class B (6/03)                        2005          1.536          1.656                -
                                                                             2004          1.246          1.536                -
                                                                             2003          1.000          1.246                -

SVS Eagle Focused Large Cap Growth Portfolio - Class B (6/03)                2005          1.116          1.019                -
                                                                             2004          1.119          1.116                -
                                                                             2003          1.000          1.119                -

SVS Focus Value & Growth Portfolio - Class B (6/03)                          2005          1.262          1.179                -
                                                                             2004          1.158          1.262                -
                                                                             2003          1.000          1.158                -

SVS II Scudder Large Cap Value Portfolio - Class B (6/03)                    2005          1.253          1.250            3,420
                                                                             2004          1.163          1.253            3,425
                                                                             2003          1.000          1.163                -

SVS Index 500 Portfolio - Class B (6/03)                                     2005          1.224          1.245                -
                                                                             2004          1.133          1.224                -
                                                                             2003          1.000          1.133                -

SVS Janus Growth And Income Portfolio - Class B (6/03)                       2005          1.223          1.341            4,446
                                                                             2004          1.121          1.223                -
                                                                             2003          1.000          1.121                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                                       YEAR      YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------------------        ----  -------------  -------------  ---------------
    SVS Janus Growth Opportunities Portfolio - Class B (6/03)                2005          1.225          1.288                -
                                                                             2004          1.111          1.225                -
                                                                             2003          1.000          1.111                -

    SVS MFS Strategic Value Portfolio - Class B (6/03)                       2005          1.295          1.264                -
                                                                             2004          1.123          1.295                -
                                                                             2003          1.000          1.123                -

    SVS Oak Strategic Equity Portfolio - Class B (6/03)                      2005          1.184          1.110                -
                                                                             2004          1.195          1.184                -
                                                                             2003          1.000          1.195                -

    SVS Turner Mid Cap Growth Portfolio - Class B (6/03)                     2005          1.319          1.441                -
                                                                             2004          1.214          1.319                -
                                                                             2003          1.000          1.214                -

The Alger American Fund
    Alger American Balanced Portfolio - Class S Shares (6/03)                2005          1.089          1.157            3,827
                                                                             2004          1.063          1.089            3,832
                                                                             2003          1.000          1.063                -

    Alger American Leveraged AllCap Portfolio - Class S Shares (6/03)        2005          1.189          1.333                -
                                                                             2004          1.122          1.189                -
                                                                             2003          1.000          1.122                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                      YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------------    ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)                                           2005          1.000          1.107                -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03)                    2005          1.000          1.214                -
    Credit Suisse Trust Global Small Cap Portfolio (6/03)                    2005          1.000          1.118                -

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                   2005          1.000          1.068                -

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (6/03)    2005          1.000          1.021                -

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio - Class B (6/03)                2005          1.000          1.130                -

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                      2005          1.000          1.004                -

Scudder Variable Series I
    21st Century Growth Portfolio - Class B (6/03)                           2005          1.000          0.906                -

    Capital Growth Portfolio - Class B (6/03)                                2005          1.000          1.063                -

    Global Discovery Portfolio - Class B (6/03)                              2005          1.000          1.130                -

    Growth and Income Portfolio - Class B (6/03)                             2005          1.000          1.033                -

    Health Sciences Portfolio - Class B (6/03)                               2005          1.000          1.075                -

    International Portfolio - Class B (6/03)                                 2005          1.000          1.129                -

    SVS I Scudder Bond Portfolio - Class B (7/05)                            2005          1.000          0.992                -

Scudder Variable Series II
    Scudder Blue Chip Portfolio - Class B (6/03)                             2005          1.000          1.070                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                          PORTFOLIO NAME                                     YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -------------  -------------  ---------------
Scudder Conservative Income Strategy Portfolio - Class B (8/04)              2005          1.000          1.004                -

Scudder Fixed Income Portfolio - Class B (6/03)                              2005          1.000          0.983                -

Scudder Global Blue Chip Portfolio - Class B (6/03)                          2005          1.000          1.179                -

Scudder Government & Agency Securities Portfolio - Class B (6/03)            2005          1.000          0.991                -

Scudder Growth & Income Strategy Portfolio - Class B (8/04)                  2005          1.000          1.023                -

Scudder Growth Portfolio - Class B (6/03)                                    2005          1.000          0.966                -

Scudder Growth Strategy Portfolio - Class B (8/04)                           2005          1.000          1.035                -

Scudder High Income Portfolio - Class B (6/03)                               2005          1.000          0.995                -

Scudder Income & Growth Strategy Portfolio - Class B (8/04)                  2005          1.000          1.014                -

Scudder International Select Equity Portfolio - Class B (6/03)               2005          1.000          1.117                -

Scudder Mercury Large Cap Core Portfolio (3/05)                              2005          1.018          1.092                -

Scudder Mid-Cap Growth Portfolio - Class B (6/03)                            2005          1.000          1.107                -

Scudder Money Market Portfolio - Class B (6/03)                              2005          1.000          0.998                -

Scudder Salomon Aggressive Growth Portfolio (6/03)                           2005          1.000          1.111                -

Scudder Small Cap Growth Portfolio - Class B (6/03)                          2005          1.000          1.036                -

Scudder Strategic Income Portfolio - Class B (6/03)                          2005          1.000          0.984                -

Scudder Technology Growth Portfolio - Class B (6/03)                         2005          1.000          1.049                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                  PORTFOLIO NAME                                             YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------                ----  -------------  -------------  ---------------
Scudder Templeton Foreign Value Portfolio (3/05)                             2005          1.017          1.058                -

Scudder Total Return Portfolio - Class B (6/03)                              2005          1.000          1.011                -

SVS Davis Venture Value Portfolio - Class B (6/03)                           2005          1.000          1.052                -

SVS Dreman Financial Services Portfolio - Class B (6/03)                     2005          1.000          0.985                -

SVS Dreman High Return Equity Portfolio - Class B (6/03)                     2005          1.000          1.035                -

SVS Dreman Small Cap Value Portfolio - Class B (6/03)                        2005          1.000          1.073                -

SVS Eagle Focused Large Cap Growth Portfolio - Class B (6/03)                2005          1.000          0.933                -

SVS Focus Value & Growth Portfolio - Class B (6/03)                          2005          1.000          0.955                -

SVS II Scudder Large Cap Value Portfolio - Class B (6/03)                    2005          1.000          0.983                -

SVS Index 500 Portfolio - Class B (6/03)                                     2005          1.000          1.017                -

SVS Janus Growth And Income Portfolio - Class B (6/03)                       2005          1.000          1.093                -

SVS Janus Growth Opportunities Portfolio - Class B (6/03)                    2005          1.000          1.066                -

SVS MFS Strategic Value Portfolio - Class B (6/03)                           2005          1.000          0.993                -

SVS Oak Strategic Equity Portfolio - Class B (6/03)                          2005          1.000          0.978                -

SVS Turner Mid Cap Growth Portfolio - Class B (6/03)                         2005          1.000          1.087                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                             YEAR      YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------------------        ----  -------------  -------------  ---------------
The Alger American Fund
    Alger American Balanced Portfolio - Class S Shares (6/03)                2005          1.000          1.070                -

    Alger American Leveraged AllCap Portfolio - Class S Shares (6/03)        2005          1.000          1.136                -


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.


On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio - Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund - Class B2, and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B, and is no longer available as a funding option.


On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio - Class B.

On 10/2005, The Scudder Variable Series II: Scudder Aggressive Growth Portfolio
- Class B Changed its name to Scudder Variable Series II: Scudder Mid Cap Growth Portfolio - Class B.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION


        METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.80%


                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                               PORTFOLIO NAME                                YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------------------------   ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (9/03)                                           2005          1.295          1.486                -
                                                                             2004          1.067          1.295                -
                                                                             2003          1.000          1.067                -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (9/03)                    2005          1.620          2.036                -
                                                                             2004          1.321          1.620                -
                                                                             2003          1.000          1.321                -

    Credit Suisse Trust Global Small Cap Portfolio (11/03)                   2005          1.436          1.638                -
                                                                             2004          1.239          1.436                -
                                                                             2003          1.000          1.239                -

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio - Service Shares (7/03)                   2005          1.316          1.408                -
                                                                             2004          1.173          1.316                -
                                                                             2003          1.000          1.173                -

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (12/03)   2005          1.172          1.190                -
                                                                             2004          1.126          1.172                -
                                                                             2003          1.000          1.126                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                             YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------------------         ----  -------------  -------------  ---------------
Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio - Class B (7/03)                2005          1.496          1.635           13,472
                                                                             2004          1.165          1.496           14,206
                                                                             2003          1.000          1.165                -

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                      2005          1.000          1.006                -

Scudder Variable Series I
    21st Century Growth Portfolio - Class B (9/03)                           2005          1.226          1.117                -
                                                                             2004          1.129          1.226                -
                                                                             2003          1.000          1.129                -

    Capital Growth Portfolio - Class B (7/03)                                2005          1.179          1.257                -
                                                                             2004          1.116          1.179                -
                                                                             2003          1.000          1.116                -

    Global Discovery Portfolio - Class B (7/03)                              2005          1.517          1.759                -
                                                                             2004          1.254          1.517                -
                                                                             2003          1.000          1.254                -

    Growth and Income Portfolio - Class B (8/03)                             2005          1.217          1.264                -
                                                                             2004          1.129          1.217                -
                                                                             2003          1.000          1.129                -

    Health Sciences Portfolio - Class B (7/03)                               2005          1.205          1.279                -
                                                                             2004          1.124          1.205                -
                                                                             2003          1.000          1.124                -

    International Portfolio - Class B (7/03)                                 2005          1.354          1.539                -
                                                                             2004          1.186          1.354                -
                                                                             2003          1.000          1.186                -

    SVS I Scudder Bond Portfolio - Class B (7/05)                            2005          1.000          0.996                -

                                                                             2004          1.157          1.313                -
                                                                             2003          1.000          1.157                -

    Scudder Conservative Income Strategy Portfolio - Class B (10/04)         2005          1.042          1.060                -
                                                                             2004          1.018          1.042                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                                        YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -------------  -------------  ---------------
Scudder Fixed Income Portfolio - Class B (7/03)                              2005          1.011          1.012           25,497
                                                                             2004          0.989          1.011           27,046
                                                                             2003          1.000          0.989                -

Scudder Global Blue Chip Portfolio - Class B (8/03)                          2005          1.326          1.596                -
                                                                             2004          1.181          1.326                -
                                                                             2003          1.000          1.181                -

Scudder Government & Agency Securities Portfolio - Class B (7/03)            2005          1.011          1.016                -
                                                                             2004          0.996          1.011                -
                                                                             2003          1.000          0.996                -

Scudder Growth & Income Strategy Portfolio - Class B (9/04)                  2005          1.077          1.111                -
                                                                             2004          1.020          1.077                -

Scudder Growth Portfolio - Class B (9/03)                                    2005          1.141          1.098                -
                                                                             2004          1.109          1.141                -
                                                                             2003          1.000          1.109                -

Scudder Growth Strategy Portfolio - Class B (10/04)                          2005          1.096          1.141                -
                                                                             2004          1.033          1.096                -

Scudder High Income Portfolio - Class B (7/03)                               2005          1.203          1.222           21,104
                                                                             2004          1.093          1.203           22,294
                                                                             2003          1.000          1.093                -

Scudder Income & Growth Strategy Portfolio - Class B (10/04)                 2005          1.059          1.086                -
                                                                             2004          1.021          1.059                -

Scudder International Select Equity Portfolio - Class B (7/03)               2005          1.401          1.569                -
                                                                             2004          1.211          1.401                -
                                                                             2003          1.000          1.211                -

Scudder Mercury Large Cap Core Portfolio (11/04)                             2005          1.037          1.150                -
                                                                             2004          1.000          1.037                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                 PORTFOLIO NAME                                              YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------                         ----  -------------  -------------  ---------------
Scudder Mid-Cap Growth Portfolio - Class B (7/03)                            2005          1.186          1.336                -
                                                                             2004          1.166          1.186                -
                                                                             2003          1.000          1.166                -

Scudder Money Market Portfolio - Class B (7/03)                              2005          0.978          0.984                -
                                                                             2004          0.991          0.978                -
                                                                             2003          1.000          0.991                -

Scudder Salomon Aggressive Growth Portfolio (9/03)                           2005          1.288          1.432            3,935
                                                                             2004          1.176          1.288            4,074
                                                                             2003          1.000          1.176                -

Scudder Small Cap Growth Portfolio - Class B (7/03)                          2005          1.231          1.290                -
                                                                             2004          1.134          1.231                -
                                                                             2003          1.000          1.134                -

Scudder Strategic Income Portfolio - Class B (7/03)                          2005          1.048          1.049                -
                                                                             2004          0.986          1.048                -
                                                                             2003          1.000          0.986                -

Scudder Technology Growth Portfolio - Class B (7/03)                         2005          1.213          1.230                -
                                                                             2004          1.217          1.213                -
                                                                             2003          1.000          1.217                -

Scudder Templeton Foreign Value Portfolio (11/04)                            2005          1.054          1.132                -
                                                                             2004          1.000          1.054                -

Scudder Total Return Portfolio - Class B (7/03)                              2005          1.112          1.134                -
                                                                             2004          1.064          1.112                -
                                                                             2003          1.000          1.064                -

SVS Davis Venture Value Portfolio - Class B (7/03)                           2005          1.268          1.361                -
                                                                             2004          1.159          1.268                -
                                                                             2003          1.000          1.159                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                  PORTFOLIO NAME                                             YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------                ----  -------------  -------------  ---------------
SVS Dreman Financial Services Portfolio - Class B (9/03)                     2005          1.238        1.210              7,955
                                                                             2004          1.130        1.238              8,519
                                                                             2003          1.000        1.130                  -

SVS Dreman High Return Equity Portfolio - Class B (7/03)                     2005          1.299        1.371                  -
                                                                             2004          1.164        1.299                  -
                                                                             2003          1.000        1.164                  -

SVS Dreman Small Cap Value Portfolio - Class B (7/03)                        2005          1.536        1.656                  -
                                                                             2004          1.246        1.536                  -
                                                                             2003          1.000        1.246                  -

SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)                2005          1.116        1.019                  -
                                                                             2004          1.119        1.116                  -
                                                                             2003          1.000        1.119                  -

SVS Focus Value & Growth Portfolio - Class B (1/04)                          2005          1.262        1.179                  -
                                                                             2004          1.158        1.262                  -
                                                                             2003          1.000        1.158                  -

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)                    2005          1.253        1.250             25,864
                                                                             2004          1.163        1.253             27,488
                                                                             2003          1.000        1.163                  -

SVS Index 500 Portfolio - Class B (10/03)                                    2005          1.224        1.245                  -
                                                                             2004          1.133        1.224                  -
                                                                             2003          1.000        1.133                  -

SVS Janus Growth And Income Portfolio - Class B (7/03)                       2005          1.223        1.341                  -
                                                                             2004          1.121        1.223                  -
                                                                             2003          1.000        1.121                  -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------------------        ----  -------------  -------------  ---------------
    SVS Janus Growth Opportunities Portfolio - Class B (10/03)               2005          1.225          1.288                -
                                                                             2004          1.111          1.225                -
                                                                             2003          1.000          1.111                -

    SVS MFS Strategic Value Portfolio - Class B (7/03)                       2005          1.295          1.264           24,351
                                                                             2004          1.123          1.295           25,794
                                                                             2003          1.000          1.123                -

    SVS Oak Strategic Equity Portfolio - Class B (7/03)                      2005          1.184          1.110            2,035
                                                                             2004          1.195          1.184            2,107
                                                                             2003          1.000          1.195                -

    SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                     2005          1.319          1.441                -
                                                                             2004          1.214          1.319                -
                                                                             2003          1.000          1.214                -

The Alger American Fund
    Alger American Balanced Portfolio - Class S Shares (7/03)                2005          1.089          1.157                -
                                                                             2004          1.063          1.089                -
                                                                             2003          1.000          1.063                -

    Alger American Leveraged AllCap Portfolio - Class S Shares (9/03)        2005          1.189          1.333                -
                                                                             2004          1.122          1.189                -
                                                                             2003          1.000          1.122                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                             YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------------------------   ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (9/03)                                           2005          1.000          1.107                -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (9/03)                    2005          1.000          1.214                -

    Credit Suisse Trust Global Small Cap Portfolio (11/03)                   2005          1.000          1.118                -

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio - Service Shares (7/03)                   2005          1.000          1.068                -

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (12/03)   2005          1.000          1.021                -

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio - Class B (7/03)                2005          1.000          1.130                -

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                      2005          1.000          1.004                -

Scudder Variable Series I
    21st Century Growth Portfolio - Class B (9/03)                           2005          1.000          0.906                -

    Capital Growth Portfolio - Class B (7/03)                                2005          1.000          1.063                -

    Global Discovery Portfolio - Class B (7/03)                              2005          1.000          1.130                -

    Growth and Income Portfolio - Class B (8/03)                             2005          1.000          1.033                -

    Health Sciences Portfolio - Class B (7/03)                               2005          1.000          1.075                -

    International Portfolio - Class B (7/03)                                 2005          1.000          1.129                -

    SVS I Scudder Bond Portfolio - Class B (7/05)                            2005          1.000          0.992                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------            ----  -------------  -------------  ---------------
Scudder Conservative Income Strategy Portfolio - Class B (10/04)             2005          1.000          1.004                -

Scudder Fixed Income Portfolio - Class B (7/03)                              2005          1.000          0.983                -

Scudder Global Blue Chip Portfolio - Class B (8/03)                          2005          1.000          1.179                -

Scudder Government & Agency Securities Portfolio - Class B (7/03)            2005          1.000          0.991                -

Scudder Growth & Income Strategy Portfolio - Class B (9/04)                  2005          1.000          1.023                -

Scudder Growth Portfolio - Class B (9/03)                                    2005          1.000          0.966                -

Scudder Growth Strategy Portfolio - Class B (10/04)                          2005          1.000          1.035                -

Scudder High Income Portfolio - Class B (7/03)                               2005          1.000          0.995                -

Scudder Income & Growth Strategy Portfolio - Class B (10/04)                 2005          1.000          1.014                -

Scudder International Select Equity Portfolio - Class B (7/03)               2005          1.000          1.117                -

Scudder Mercury Large Cap Core Portfolio (11/04)                             2005          1.000          1.092                -

Scudder Mid-Cap Growth Portfolio - Class B (7/03)                            2005          1.000          1.107                -

Scudder Money Market Portfolio - Class B (7/03)                              2005          1.000          0.998                -

Scudder Salomon Aggressive Growth Portfolio (9/03)                           2005          1.000          1.111                -

Scudder Small Cap Growth Portfolio - Class B (7/03)                          2005          1.000          1.036                -

Scudder Strategic Income Portfolio - Class B (7/03)                          2005          1.000          0.984                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                     PORTFOLIO NAME                                          YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------                ----  -------------  -------------  ---------------
Scudder Technology Growth Portfolio - Class B (7/03)                         2005          1.000          1.049                -

Scudder Templeton Foreign Value Portfolio (11/04)                            2005          1.000          1.058                -

Scudder Total Return Portfolio - Class B (7/03)                              2005          1.000          1.011                -

SVS Davis Venture Value Portfolio - Class B (7/03)                           2005          1.000          1.052                -

SVS Dreman Financial Services Portfolio - Class B (9/03)                     2005          1.000          0.985                -

SVS Dreman High Return Equity Portfolio - Class B (7/03)                     2005          1.000          1.035                -

SVS Dreman Small Cap Value Portfolio - Class B (7/03)                        2005          1.000          1.073                -

SVS Eagle Focused Large Cap Growth Portfolio - Class B (7/03)                2005          1.000          0.933                -

SVS Focus Value & Growth Portfolio - Class B (1/04)                          2005          1.000          0.955                -

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)                    2005          1.000          0.983                -

SVS Index 500 Portfolio - Class B (10/03)                                    2005          1.000          1.017                -

SVS Janus Growth And Income Portfolio - Class B (7/03)                       2005          1.000          1.093                -

SVS Janus Growth Opportunities Portfolio - Class B (10/03)                   2005          1.000          1.066                -

SVS MFS Strategic Value Portfolio - Class B (7/03)                           2005          1.000          0.993                -

SVS Oak Strategic Equity Portfolio - Class B (7/03)                          2005          1.000          0.978                -

                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                          PORTFOLIO NAME                                     YEAR      YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------------------        ----  -------------  -------------  ---------------
    SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                     2005          1.000          1.087                -

The Alger American Fund
    Alger American Balanced Portfolio - Class S Shares (7/03)                2005          1.000          1.070                -

    Alger American Leveraged AllCap Portfolio - Class S Shares (9/03)        2005          1.000          1.136                -


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.


On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio - Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund - Class B2, and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B, and is no longer available as a funding option.


On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio - Class B.

On 10/2005, The Scudder Variable Series II: Scudder Aggressive Growth Portfolio
- Class B Changed its name to Scudder Variable Series II: Scudder Mid Cap Growth Portfolio - Class B.

                                   APPENDIX C

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                             The Insurance Company
                             Principal Underwriter
                             Distribution and Principal Underwriting Agreement Valuation of Assets
                             Federal Tax Considerations
                             Independent Registered Public Accounting Firm Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-67-68-77-79 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-67-68-77-79.



Name:    _______________________________



Address: _______________________________



         _______________________________



         _______________________________



         Check Box:



         [ ] MIC-BOOK-67-68-77-79



         [ ] MLAC-BOOK-67-68-77-79



Book 79                                                              May 1, 2006

                           PORTFOLIO ARCHITECT ACCESS
                                 VINTAGE ACCESS
                            SCUDDER ADVOCATE ADVISOR
                          SCUDDER ADVOCATE ADVISOR-ST1


                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002


                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT*

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling 1-800-842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS


THE INSURANCE COMPANY...........................................................         2
PRINCIPAL UNDERWRITER...........................................................         2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................         2
VALUATION OF ASSETS.............................................................         3
FEDERAL TAX CONSIDERATIONS......................................................         4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................         7
CONDENSED FINANCIAL INFORMATION.................................................         8
FINANCIAL STATEMENTS............................................................         1



* The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the State of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the State of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 (formerly known as the TIC Variable Annuity Separate Account 2002) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and TLAC, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.



The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC Underwriting Commissions

                           UNDERWRITING COMMISSIONS PAID TO        AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                            MLIDLLC BY THE COMPANY                     RETAINED BY MLIDLLC
----                            ----------------------                     -------------------
2005                                 $132,588,671                                  $0

2004                                 $132,410,000                                  $0

2003                                 $ 73,233,000                                  $0

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,366,257 to $8,402. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $33,217,905 to $273,717.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.

Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.




THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses (whether realized or unrealized);

          (b) = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV x Period Charge.
Average AUV = (CurrentAUV + PriorAUV) / 2.
Period Charge = AnnualContractFee x (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUVChange / PriorAUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously, which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

          (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

          (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

          (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

          (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of The TIC Variable Annuity Separate Account 2002 as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of The TIC Variable Annuity Separate Account 2002 for the year or lesser periods ended December 31, 2004, and financial highlights for the period March 24, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004 or lesser periods, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.

                                 VINTAGE ACCESS

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Capital Appreciation Fund (3/03)                            2005        1.449           1.679         28,114
                                                               2004        1.237           1.449              -
                                                               2003        1.000           1.237              -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (3/03)                                              2005        1.429           1.466          3,836
                                                               2004        1.311           1.429          3,836
                                                               2003        1.000           1.311              -

   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (3/03)                                              2005        1.267           1.427              -
                                                               2004        1.193           1.267              -
                                                               2003        1.000           1.193              -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.525           1.705        258,401
                                                               2004        1.371           1.525          7,782
                                                               2003        1.000           1.371              -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.487           1.694        102,769
                                                               2004        1.348           1.487         32,876
                                                               2003        1.000           1.348              -

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.427           1.481        166,803
                                                               2004        1.319           1.427         20,001
                                                               2003        1.000           1.319              -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.673           1.757              -
                                                               2004        1.299           1.673              -
                                                               2003        1.000           1.299              -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.202           1.298              -
                                                               2004        1.074           1.202              -
                                                               2003        1.000           1.074              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.200           1.295         90,175
                                                               2004        1.067           1.200              -
                                                               2003        1.000           1.067              -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.030         38,034

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (3/03)                                               2005        1.525           1.566         21,102
                                                               2004        1.396           1.525              -
                                                               2003        1.000           1.396              -

   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.393           1.510         18,573
                                                               2004        1.262           1.393         18,577
                                                               2003        1.000           1.262              -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.763           2.202          2,459
                                                               2004        1.442           1.763              -
                                                               2003        1.000           1.442              -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.632           1.763         33,733
                                                               2004        1.405           1.632         12,561
                                                               2003        1.000           1.405              -

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.569           1.675              -
                                                               2004        1.380           1.569              -
                                                               2003        1.000           1.380              -

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)                               2005        1.304           1.333         29,808
                                                               2004        1.222           1.304         29,808
                                                               2003        1.000           1.222              -

   Diversified Strategic Income Portfolio (3/03)               2005        1.125           1.131         15,237
                                                               2004        1.076           1.125         31,835
                                                               2003        1.000           1.076              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.364           1.394        330,306
                                                               2004        1.262           1.364              -
                                                               2003        1.000           1.262              -

   Fundamental Value Portfolio (3/03)                          2005        1.493           1.533          3,670
                                                               2004        1.407           1.493          3,670
                                                               2003        1.000           1.407              -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2005        1.554           1.706              -
                                                               2004        1.316           1.554              -
                                                               2003        1.000           1.316              -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.498           1.527         17,037
                                                               2004        1.330           1.498         10,908
                                                               2003        1.000           1.330              -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.369           1.385         23,797
                                                               2004        1.239           1.369              -
                                                               2003        1.000           1.239              -

   Mid-Cap Value Portfolio (5/03)                              2005        1.525           1.618         65,704
                                                               2004        1.255           1.525         65,704
                                                               2003        1.000           1.255              -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.114           1.115          7,181
                                                               2004        1.044           1.114          7,181
                                                               2003        1.000           1.044              -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.049           1.054         56,931
                                                               2004        1.021           1.049        127,566
                                                               2003        1.000           1.021              -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2005        1.568           1.725              -
                                                               2004        1.377           1.568              -
                                                               2003        1.000           1.377              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.910           2.004              -
                                                               2004        1.544           1.910              -
                                                               2003        1.000           1.544              -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.491           1.520              -
                                                               2004        1.404           1.491              -
                                                               2003        1.000           1.404              -

   Investors Fund - Class I (3/03)                             2005        1.435           1.499          3,754
                                                               2004        1.326           1.435          3,758
                                                               2003        1.000           1.326              -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.726           1.775              -
                                                               2004        1.530           1.726              -
                                                               2003        1.000           1.530              -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)             2005        1.230           1.204              -
                                                               2004        1.214           1.230              -
                                                               2003        1.000           1.214              -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (3/03)                                            2005        1.326           1.382              -
                                                               2004        1.315           1.326              -
                                                               2003        1.000           1.315              -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (3/03)                                                2005        1.342           1.385        442,194
                                                               2004        1.284           1.342        321,369
                                                               2003        1.000           1.284         29,347

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (3/03)                                            2005        1.224           1.251         22,620
                                                               2004        1.189           1.224         22,620
                                                               2003        1.000           1.189              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Multiple Discipline Portfolio - Global All Cap Growth       2005        1.413           1.476        297,947
   and Value (3/03)                                            2004        1.308           1.413        183,240
                                                               2003        1.000           1.308              -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (3/03)                                                2005        1.326           1.345              -
                                                               2004        1.267           1.326              -
                                                               2003        1.000           1.267              -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.314           1.401              -
                                                               2004        1.259           1.314              -
                                                               2003        1.000           1.259              -

   Equity Income Portfolio (3/03)                              2005        1.421           1.456         33,092
                                                               2004        1.320           1.421          3,849
                                                               2003        1.000           1.320              -

   Large Cap Portfolio (3/03)                                  2005        1.278           1.362          6,853
                                                               2004        1.224           1.278              -
                                                               2003        1.000           1.224              -

   Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000           1.026              -

   Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.006           1.008              -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.994           1.037              -

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (6/05)                                            2005        1.000           1.050              -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.023              -

   Mercury Large Cap Core Portfolio (3/03)                     2005        1.379           1.514          2,019
                                                               2004        1.214           1.379              -
                                                               2003        1.000           1.214              -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                  NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
---------------------------------------------------------- ------   -------------   -------------  ---------------
MFS Emerging Growth Portfolio (3/03)                        2005        1.379           1.337                -
                                                            2004        1.248           1.379                -
                                                            2003        1.000           1.248                -

MFS Mid Cap Growth Portfolio (3/03)                         2005        1.474           1.489            2,088
                                                            2004        1.318           1.474                -
                                                            2003        1.000           1.318                -

MFS Total Return Portfolio (3/03)                           2005        1.277           1.288          112,890
                                                            2004        1.168           1.277           32,407
                                                            2003        1.000           1.168                -

MFS Value Portfolio (5/04)                                  2005        1.118           1.166                -
                                                            2004        1.000           1.118                -

Mondrian International Stock Portfolio (3/03)               2005        1.503           1.613           37,665
                                                            2004        1.324           1.503                -
                                                            2003        1.000           1.324                -

Pioneer Fund Portfolio (5/03)                               2005        1.320           1.372           53,324
                                                            2004        1.212           1.320                -
                                                            2003        1.000           1.212                -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000           1.001                -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.109                -
                                                            2004        1.000           1.091                -

Strategic Equity Portfolio (3/03)                           2005        1.372           1.372            4,408
                                                            2004        1.270           1.372                -
                                                            2003        1.000           1.270                -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000           1.071                -

Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000           0.980            9,317

Travelers Managed Income Portfolio (3/03)                   2005        1.050           1.044            2,785
                                                            2004        1.042           1.050                -
                                                            2003        1.000           1.042                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Van Kampen Enterprise Portfolio (3/03)                      2005        1.250           1.321         37,389
                                                               2004        1.228           1.250              -
                                                               2003        1.000           1.228              -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        0.989           0.993              -
                                                               2004        0.998           0.989              -
                                                               2003        1.000           0.998              -

   Smith Barney Aggressive Growth Portfolio (3/03)             2005        1.401           1.533         14,893
                                                               2004        1.300           1.401         14,893
                                                               2003        1.000           1.300              -

   Smith Barney High Income Portfolio (3/03)                   2005        1.282           1.289         96,818
                                                               2004        1.184           1.282         96,818
                                                               2003        1.000           1.184              -

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2005        1.360           1.402              -
                                                               2004        1.382           1.360              -
                                                               2003        1.000           1.382              -

   Smith Barney Mid Cap Core Portfolio (3/03)                  2005        1.404           1.490              -
                                                               2004        1.297           1.404              -
                                                               2003        1.000           1.297              -

   Smith Barney Money Market Portfolio (3/03)                  2005        0.978           0.986              -
                                                               2004        0.989           0.978        325,340
                                                               2003        1.000           0.989              -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (3/03)           2005        1.273           1.347              -
                                                               2004        1.213           1.273              -
                                                               2003        1.000           1.213              -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (3/03)                                            2005        1.628           1.674              -
                                                               2004        1.437           1.628              -
                                                               2003        1.000           1.437              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (3/03)               2005        1.455           1.667        100,893
                                                               2004        1.287           1.455         72,462
                                                               2003        1.000           1.287              -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.760           2.036        102,912
                                                               2004        1.440           1.760              -
                                                               2003        1.000           1.440              -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Capital Appreciation Fund (3/03)                            2005        1.239           1.435              -
                                                               2004        1.058           1.239              -
                                                               2003        1.000           1.058              -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (3/03)                                              2005        1.172           1.201              -
                                                               2004        1.076           1.172              -
                                                               2003        1.000           1.076              -

   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (3/03)                                              2005        1.096           1.234              -
                                                               2004        1.033           1.096              -
                                                               2003        1.000           1.033              -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.184           1.323         35,940
                                                               2004        1.065           1.184              -
                                                               2003        1.000           1.065              -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.150           1.310         73,074
                                                               2004        1.044           1.150              -
                                                               2003        1.000           1.044              -

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.148           1.191         82,451
                                                               2004        1.062           1.148              -
                                                               2003        1.000           1.062              -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.355           1.423              -
                                                               2004        1.053           1.355              -
                                                               2003        1.000           1.053              -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201           1.297              -
                                                               2004        1.074           1.201              -
                                                               2003        1.000           1.074              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199           1.294              -
                                                               2004        1.067           1.199              -
                                                               2003        1.000           1.067              -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.030              -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (3/03)                                               2005        1.127           1.157              -
                                                               2004        1.031           1.127              -
                                                               2003        1.000           1.031              -

   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.164           1.260              -
                                                               2004        1.055           1.164              -
                                                               2003        1.000           1.055              -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.323           1.652              -
                                                               2004        1.083           1.323              -
                                                               2003        1.000           1.083              -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.238           1.336              -
                                                               2004        1.066           1.238              -
                                                               2003        1.000           1.066              -

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.226           1.307              -
                                                               2004        1.078           1.226              -
                                                               2003        1.000           1.078              -

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)                               2005        1.129           1.154              -
                                                               2004        1.059           1.129              -
                                                               2003        1.000           1.059              -

   Diversified Strategic Income Portfolio (3/03)               2005        1.070           1.075              -
                                                               2004        1.023           1.070              -
                                                               2003        1.000           1.023              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.145           1.170              -
                                                               2004        1.061           1.145              -
                                                               2003        1.000           1.061              -

   Fundamental Value Portfolio (3/03)                          2005        1.132           1.163              -
                                                               2004        1.068           1.132              -
                                                               2003        1.000           1.068              -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2005        1.223           1.342              -
                                                               2004        1.036           1.223              -
                                                               2003        1.000           1.036              -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.180           1.202              -
                                                               2004        1.048           1.180              -
                                                               2003        1.000           1.048              -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.188           1.201              -
                                                               2004        1.076           1.188              -
                                                               2003        1.000           1.076              -

   Mid-Cap Value Portfolio (5/03)                              2005        1.311           1.390          3,423
                                                               2004        1.079           1.311              -
                                                               2003        1.000           1.079              -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.083           1.083              -
                                                               2004        1.015           1.083              -
                                                               2003        1.000           1.015              -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.043           1.047          9,418
                                                               2004        1.015           1.043              -
                                                               2003        1.000           1.015              -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2005        1.246           1.369              -
                                                               2004        1.094           1.246              -
                                                               2003        1.000           1.094              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.334           1.399              -
                                                               2004        1.079           1.334              -
                                                               2003        1.000           1.079              -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.132           1.154              -
                                                               2004        1.067           1.132              -
                                                               2003        1.000           1.067              -

   Investors Fund - Class I (3/03)                             2005        1.158           1.209              -
                                                               2004        1.071           1.158              -
                                                               2003        1.000           1.071              -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.186           1.219              -
                                                               2004        1.051           1.186              -
                                                               2003        1.000           1.051              -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)             2005        1.059           1.036              -
                                                               2004        1.046           1.059              -
                                                               2003        1.000           1.046              -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (3/03)                                            2005        1.034           1.077              -
                                                               2004        1.026           1.034              -
                                                               2003        1.000           1.026              -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (3/03)                                                2005        1.112           1.147              -
                                                               2004        1.065           1.112              -
                                                               2003        1.000           1.065              -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (3/03)                                            2005        1.077           1.100          6,388
                                                               2004        1.047           1.077              -
                                                               2003        1.000           1.047              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Multiple Discipline Portfolio - Global All Cap Growth       2005        1.156           1.207              -
   and Value (3/03)                                            2004        1.070           1.156              -
                                                               2003        1.000           1.070              -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (3/03)                                                2005        1.110           1.126              -
                                                               2004        1.061           1.110              -
                                                               2003        1.000           1.061              -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.085           1.156              -
                                                               2004        1.040           1.085              -
                                                               2003        1.000           1.040              -

   Equity Income Portfolio (3/03)                              2005        1.141           1.168              -
                                                               2004        1.060           1.141              -
                                                               2003        1.000           1.060              -

   Large Cap Portfolio (3/03)                                  2005        1.099           1.171              -
                                                               2004        1.053           1.099              -
                                                               2003        1.000           1.053              -

   Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000           1.026              -

   Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.005           1.008              -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.994           1.037              -

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (6/05)                                            2005        1.000           1.050              -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.023              -

   Mercury Large Cap Core Portfolio (3/03)                     2005        1.180           1.295              -
                                                               2004        1.039           1.180              -
                                                               2003        1.000           1.039              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   MFS Emerging Growth Portfolio (3/03)                        2005        1.129           1.095              -
                                                               2004        1.022           1.129              -
                                                               2003        1.000           1.022              -

   MFS Mid Cap Growth Portfolio (3/03)                         2005        1.140           1.151              -
                                                               2004        1.019           1.140              -
                                                               2003        1.000           1.019              -

   MFS Total Return Portfolio (3/03)                           2005        1.149           1.159              -
                                                               2004        1.052           1.149              -
                                                               2003        1.000           1.052              -

   MFS Value Portfolio (5/04)                                  2005        1.117           1.165              -
                                                               2004        1.000           1.117              -

   Mondrian International Stock Portfolio (3/03)               2005        1.225           1.314              -
                                                               2004        1.080           1.225              -
                                                               2003        1.000           1.080              -

   Pioneer Fund Portfolio (5/03)                               2005        1.154           1.198              -
                                                               2004        1.060           1.154              -
                                                               2003        1.000           1.060              -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000           1.001              -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.108              -
                                                               2004        1.000           1.091              -

   Strategic Equity Portfolio (3/03)                           2005        1.153           1.152              -
                                                               2004        1.067           1.153              -
                                                               2003        1.000           1.067              -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000           1.071              -

   Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000           0.979              -

   Travelers Managed Income Portfolio (3/03)                   2005        1.023           1.016         41,879
                                                               2004        1.015           1.023              -
                                                               2003        1.000           1.015              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Van Kampen Enterprise Portfolio (3/03)                      2005        1.053           1.112              -
                                                               2004        1.035           1.053              -
                                                               2003        1.000           1.035              -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        0.991           0.993              -
                                                               2004        1.000           0.991              -
                                                               2003        1.000           1.000              -

   Smith Barney Aggressive Growth Portfolio (3/03)             2005        1.158           1.267         27,451
                                                               2004        1.075           1.158              -
                                                               2003        1.000           1.075              -

   Smith Barney High Income Portfolio (3/03)                   2005        1.120           1.126              -
                                                               2004        1.035           1.120              -
                                                               2003        1.000           1.035              -

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2005        1.025           1.056              -
                                                               2004        1.042           1.025              -
                                                               2003        1.000           1.042              -

   Smith Barney Mid Cap Core Portfolio (3/03)                  2005        1.120           1.189              -
                                                               2004        1.036           1.120              -
                                                               2003        1.000           1.036              -

   Smith Barney Money Market Portfolio (3/03)                  2005        0.986           0.993              -
                                                               2004        0.998           0.986              -
                                                               2003        1.000           0.998              -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (3/03)           2005        1.058           1.119              -
                                                               2004        1.009           1.058              -
                                                               2003        1.000           1.009              -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (3/03)                                            2005        1.190           1.223              -
                                                               2004        1.050           1.190              -
                                                               2003        1.000           1.050              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (3/03)               2005        1.184           1.355              -
                                                               2004        1.048           1.184              -
                                                               2003        1.000           1.048              -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.319           1.525              -
                                                               2004        1.080           1.319              -
                                                               2003        1.000           1.080              -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Capital Appreciation Fund (3/03)                            2005        1.444           1.670          44,279
                                                               2004        1.235           1.444               -
                                                               2003        1.000           1.235               -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (3/03)                                              2005        1.424           1.458          14,622
                                                               2004        1.309           1.424         239,175
                                                               2003        1.000           1.309         154,743

   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (3/03)                                              2005        1.263           1.419               -
                                                               2004        1.192           1.263               -
                                                               2003        1.000           1.192               -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.520           1.696         311,115
                                                               2004        1.369           1.520         152,636
                                                               2003        1.000           1.369           7,894

   Growth Fund - Class 2 Shares (3/03)                         2005        1.482           1.684       1,157,392
                                                               2004        1.346           1.482         542,670
                                                               2003        1.000           1.346         119,024

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.422           1.472         738,222
                                                               2004        1.317           1.422         433,106
                                                               2003        1.000           1.317           3,553

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.667           1.748          20,620
                                                               2004        1.297           1.667               -
                                                               2003        1.000           1.297               -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.293         103,561
                                                               2004        1.073           1.199               -
                                                               2003        1.000           1.073               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.290         17,336
                                                               2004        1.067           1.197              -
                                                               2003        1.000           1.067              -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.029              -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (3/03)                                               2005        1.520           1.558         66,022
                                                               2004        1.393           1.520         45,755
                                                               2003        1.000           1.393              -

   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.388           1.501        195,115
                                                               2004        1.260           1.388        129,222
                                                               2003        1.000           1.260         80,498

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.757           2.191        115,785
                                                               2004        1.440           1.757         10,803
                                                               2003        1.000           1.440              -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.627           1.753        200,936
                                                               2004        1.403           1.627         32,716
                                                               2003        1.000           1.403              -

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.564           1.666        281,583
                                                               2004        1.378           1.564          7,737
                                                               2003        1.000           1.378              -

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)                               2005        1.299           1.325        222,148
                                                               2004        1.221           1.299        147,770
                                                               2003        1.000           1.221              -

   Diversified Strategic Income Portfolio (3/03)               2005        1.121           1.125        213,996
                                                               2004        1.074           1.121        103,953
                                                               2003        1.000           1.074              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.359           1.386        140,639
                                                               2004        1.260           1.359         63,632
                                                               2003        1.000           1.260              -

   Fundamental Value Portfolio (3/03)                          2005        1.487           1.525        152,231
                                                               2004        1.405           1.487        189,617
                                                               2003        1.000           1.405          7,465

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2005        1.548           1.697         11,583
                                                               2004        1.314           1.548          9,204
                                                               2003        1.000           1.314          7,826

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.493           1.519         63,025
                                                               2004        1.329           1.493          1,482
                                                               2003        1.000           1.329              -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.364           1.378        221,399
                                                               2004        1.238           1.364        143,847
                                                               2003        1.000           1.238              -

   Mid-Cap Value Portfolio (5/03)                              2005        1.520           1.610        173,155
                                                               2004        1.253           1.520         38,251
                                                               2003        1.000           1.253              -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.110           1.109        208,749
                                                               2004        1.042           1.110        157,639
                                                               2003        1.000           1.042          8,555

   Total Return Portfolio - Administrative Class (3/03)        2005        1.046           1.048        611,269
                                                               2004        1.019           1.046        458,318
                                                               2003        1.000           1.019              -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2005        1.563           1.716              -
                                                               2004        1.375           1.563              -
                                                               2003        1.000           1.375              -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.903           1.993          26,730
                                                               2004        1.541           1.903          13,240
                                                               2003        1.000           1.541               -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.485           1.512           1,675
                                                               2004        1.402           1.485         104,060
                                                               2003        1.000           1.402         102,702

   Investors Fund - Class I (3/03)                             2005        1.430           1.490           9,199
                                                               2004        1.324           1.430           1,406
                                                               2003        1.000           1.324               -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.720           1.765          20,331
                                                               2004        1.527           1.720          11,011
                                                               2003        1.000           1.527          11,011

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)             2005        1.226           1.197          58,139
                                                               2004        1.212           1.226          27,517
                                                               2003        1.000           1.212               -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (3/03)                                            2005        1.321           1.374               -
                                                               2004        1.313           1.321               -
                                                               2003        1.000           1.313               -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (3/03)                                                2005        1.338           1.377       1,049,838
                                                               2004        1.282           1.338         978,760
                                                               2003        1.000           1.282         147,033

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (3/03)                                            2005        1.220           1.244       1,439,374
                                                               2004        1.187           1.220       1,316,949
                                                               2003        1.000           1.187         201,847

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------- ------   -------------   -------------  ---------------
   Multiple Discipline Portfolio - Global All Cap Growth       2005        1.408           1.468         553,251
   and Value (3/03)                                            2004        1.306           1.408         338,277
                                                               2003        1.000           1.306               -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (3/03)                                                2005        1.321           1.338          18,193
                                                               2004        1.265           1.321          18,112
                                                               2003        1.000           1.265           8,364

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.309           1.393               -
                                                               2004        1.257           1.309               -
                                                               2003        1.000           1.257               -

   Equity Income Portfolio (3/03)                              2005        1.416           1.448         225,054
                                                               2004        1.318           1.416          83,992
                                                               2003        1.000           1.318           9,187

   Large Cap Portfolio (3/03)                                  2005        1.274           1.354          32,294
                                                               2004        1.222           1.274           2,890
                                                               2003        1.000           1.222               -

   Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000           1.025               -

   Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.005           1.007               -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.994           1.036         247,822

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (6/05)                                            2005        1.000           1.049         249,318

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.022         110,895

   Mercury Large Cap Core Portfolio (3/03)                     2005        1.374           1.506          79,498
                                                               2004        1.212           1.374               -
                                                               2003        1.000           1.212               -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------- ------   -------------   -------------   ---------------
MFS Emerging Growth Portfolio (3/03)                        2005        1.374           1.331                -
                                                            2004        1.246           1.374                -
                                                            2003        1.000           1.246                -

MFS Mid Cap Growth Portfolio (3/03)                         2005        1.469           1.481                -
                                                            2004        1.316           1.469                -
                                                            2003        1.000           1.316                -

MFS Total Return Portfolio (3/03)                           2005        1.272           1.281          687,194
                                                            2004        1.167           1.272          170,874
                                                            2003        1.000           1.167           12,195

MFS Value Portfolio (5/04)                                  2005        1.116           1.163          359,684
                                                            2004        1.000           1.116           44,093

Mondrian International Stock Portfolio (3/03)               2005        1.497           1.604           66,903
                                                            2004        1.322           1.497           27,609
                                                            2003        1.000           1.322                -

Pioneer Fund Portfolio (5/03)                               2005        1.316           1.364            6,297
                                                            2004        1.210           1.316                -
                                                            2003        1.000           1.210                -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000           1.000                -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.090           1.105          285,343
                                                            2004        1.000           1.090          123,208

Strategic Equity Portfolio (3/03)                           2005        1.367           1.365            2,341
                                                            2004        1.268           1.367                -
                                                            2003        1.000           1.268                -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000           1.070            5,294

Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000           0.979                -

Travelers Managed Income Portfolio (3/03)                   2005        1.047           1.038           96,640
                                                            2004        1.040           1.047           89,889
                                                            2003        1.000           1.040                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------- ------   -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio (3/03)                      2005        1.246           1.314               -
                                                               2004        1.226           1.246               -
                                                               2003        1.000           1.226               -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2005        0.987           0.988         102,498
                                                               2004        0.997           0.987         277,373
                                                               2003        1.000           0.997               -

   Smith Barney Aggressive Growth Portfolio (3/03)             2005        1.396           1.525         167,427
                                                               2004        1.298           1.396         264,720
                                                               2003        1.000           1.298          77,320

   Smith Barney High Income Portfolio (3/03)                   2005        1.277           1.282         134,861
                                                               2004        1.182           1.277         157,571
                                                               2003        1.000           1.182               -

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2005        1.355           1.395          18,436
                                                               2004        1.380           1.355          18,411
                                                               2003        1.000           1.380               -

   Smith Barney Mid Cap Core Portfolio (3/03)                  2005        1.399           1.482         101,444
                                                               2004        1.295           1.399         290,824
                                                               2003        1.000           1.295               -

   Smith Barney Money Market Portfolio (3/03)                  2005        0.975           0.980          10,329
                                                               2004        0.988           0.975         183,524
                                                               2003        1.000           0.988           6,840

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (3/03)           2005        1.269           1.339          23,362
                                                               2004        1.211           1.269          11,895
                                                               2003        1.000           1.211               -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (3/03)                                            2005        1.622           1.665               -
                                                               2004        1.434           1.622               -
                                                               2003        1.000           1.434               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (3/03)               2005        1.450           1.657              41,948
                                                               2004        1.285           1.450              11,282
                                                               2003        1.000           1.285                   -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.754           2.025             143,326
                                                               2004        1.438           1.754              18,434
                                                               2003        1.000           1.438                   -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------   -------------   -------------     ---------------
   Capital Appreciation Fund (3/03)                            2005        1.236           1.429                 -
                                                               2004        1.058           1.236                 -
                                                               2003        1.000           1.058                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (3/03)                                              2005        1.170           1.196                 -
                                                               2004        1.075           1.170                 -
                                                               2003        1.000           1.075                 -

   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (3/03)                                              2005        1.094           1.229                 -
                                                               2004        1.033           1.094                 -
                                                               2003        1.000           1.033                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.181           1.318                 -

                                                               2004        1.065           1.181                 -
                                                               2003        1.000           1.065                 -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.148           1.304                 -
                                                               2004        1.043           1.148                 -
                                                               2003        1.000           1.043                 -

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.146           1.186                 -
                                                               2004        1.062           1.146                 -
                                                               2003        1.000           1.062                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.352           1.417                 -
                                                               2004        1.052           1.352                 -
                                                               2003        1.000           1.052                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.291                 -
                                                               2004        1.073           1.199                 -
                                                               2003        1.000           1.073                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------- ------   -------------   -------------   ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.289               -
                                                               2004        1.067           1.197               -
                                                               2003        1.000           1.067               -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.028               -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (3/03)                                               2005        1.124           1.152               -
                                                               2004        1.031           1.124               -
                                                               2003        1.000           1.031               -

   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.161           1.255               -
                                                               2004        1.054           1.161               -
                                                               2003        1.000           1.054               -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.320           1.645               -
                                                               2004        1.082           1.320               -
                                                               2003        1.000           1.082               -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.235           1.331               -
                                                               2004        1.066           1.235               -
                                                               2003        1.000           1.066               -

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.223           1.302               -
                                                               2004        1.078           1.223               -
                                                               2003        1.000           1.078               -

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)                               2005        1.126           1.149               -
                                                               2004        1.059           1.126               -
                                                               2003        1.000           1.059               -

   Diversified Strategic Income Portfolio (3/03)               2005        1.068           1.071               -
                                                               2004        1.023           1.068               -
                                                               2003        1.000           1.023               -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE                  NUMBER OF UNITS
                                                                       AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                           YEAR   OF YEAR       END OF YEAR     END OF YEAR
---------------------------------------------------------------  ----  ------------  -------------  ---------------
  Equity Index Portfolio - Class II Shares (3/03)                2005     1.143          1.165             -
                                                                 2004     1.060          1.143             -
                                                                 2003     1.000          1.060             -

  Fundamental Value Portfolio (3/03)                             2005     1.130          1.158             -
                                                                 2004     1.068          1.130             -
                                                                 2003     1.000          1.068             -

Janus Aspen Series
  Mid Cap Growth Portfolio - Service Shares (3/03)               2005     1.220          1.337             -
                                                                 2004     1.036          1.220             -
                                                                 2003     1.000          1.036             -

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio (5/03)                   2005     1.177          1.197             -
                                                                 2004     1.048          1.177             -
                                                                 2003     1.000          1.048             -

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio (5/03)                             2005     1.185          1.196             -
                                                                 2004     1.076          1.185             -
                                                                 2003     1.000          1.076             -

  Mid-Cap Value Portfolio (5/03)                                 2005     1.308          1.384             -
                                                                 2004     1.079          1.308             -
                                                                 2003     1.000          1.079             -

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class (5/03)            2005     1.080          1.078             -
                                                                 2004     1.014          1.080             -
                                                                 2003     1.000          1.014             -

  Total Return Portfolio - Administrative Class (3/03)           2005     1.041          1.043             -
                                                                 2004     1.015          1.041             -
                                                                 2003     1.000          1.015             -

Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares (3/03)   2005     1.243          1.364             -
                                                                 2004     1.094          1.243             -
                                                                 2003     1.000          1.094             -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE                  NUMBER OF UNITS
                                                                             AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                           PORTFOLIO NAME                              YEAR   OF YEAR       END OF YEAR     END OF YEAR
--------------------------------------------------------------------   ----  ------------  -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)             2005     1.331          1.393             -
                                                                       2004     1.078          1.331             -
                                                                       2003     1.000          1.078             -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                                       2005     1.129          1.149             -
                                                                       2004     1.066          1.129             -
                                                                       2003     1.000          1.066             -

   Investors Fund - Class I (3/03)                                     2005     1.156          1.204             -
                                                                       2004     1.071          1.156             -
                                                                       2003     1.000          1.071             -

   Small Cap Growth Fund - Class I (3/03)                              2005     1.183          1.213             -
                                                                       2004     1.051          1.183             -
                                                                       2003     1.000          1.051             -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)                     2005     1.057          1.031             -
                                                                       2004     1.045          1.057             -
                                                                       2003     1.000          1.045             -

   Smith Barney Premier Selections All Cap Growth Portfolio (3/03)     2005     1.032          1.072             -
                                                                       2004     1.026          1.032             -
                                                                       2003     1.000          1.026             -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (3/03)     2005     1.110          1.142             -
                                                                       2004     1.064          1.110             -
                                                                       2003     1.000          1.064             -

   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (3/03)                                                              2005     1.074          1.095             -
                                                                       2004     1.046          1.074             -
                                                                       2003     1.000          1.046             -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE                  NUMBER OF UNITS
                                                                             AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                           PORTFOLIO NAME                              YEAR   OF YEAR       END OF YEAR     END OF YEAR
--------------------------------------------------------------------   ----  ------------  -------------  ---------------
   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (3/03)                                                              2005     1.154          1.202             -
                                                                       2004     1.070          1.154             -
                                                                       2003     1.000          1.070             -

   Multiple Discipline Portfolio - Large Cap Growth and Value (3/03)   2005     1.107          1.121             -
                                                                       2004     1.061          1.107             -
                                                                       2003     1.000          1.061             -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                           2005     1.082          1.151             -
                                                                       2004     1.039          1.082             -
                                                                       2003     1.000          1.039             -

   Equity Income Portfolio (3/03)                                      2005     1.139          1.163             -
                                                                       2004     1.060          1.139             -
                                                                       2003     1.000          1.060             -

   Large Cap Portfolio (3/03)                                          2005     1.097          1.166             -
                                                                       2004     1.053          1.097             -
                                                                       2003     1.000          1.053             -

   Managed Allocation Series: Aggressive Portfolio (9/05)              2005     1.000          1.025             -

   Managed Allocation Series: Conservative Portfolio (12/05)           2005     1.005          1.007             -

   Managed Allocation Series: Moderate Portfolio (6/05)                2005     0.994          1.036             -

   Managed Allocation Series: Moderate-Aggressive Portfolio (6/05)     2005     1.000          1.049             -

   Managed Allocation Series: Moderate-Conservative Portfolio (6/05)   2005     1.000          1.022             -

   Mercury Large Cap Core Portfolio (3/03)                             2005     1.177          1.289             -
                                                                       2004     1.039          1.177             -
                                                                       2003     1.000          1.039             -

                         CONDENSED FINANCIAL INFORMATION

                                                                 UNIT VALUE                  NUMBER OF UNITS
                                                                AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                  PORTFOLIO NAME                          YEAR   OF YEAR       END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  ------------  -------------  ---------------
   MFS Emerging Growth Portfolio (3/03)                   2005     1.126          1.092             -
                                                          2004     1.022          1.126             -
                                                          2003     1.000          1.022             -

   MFS Mid Cap Growth Portfolio (3/03)                    2005     1.137          1.146             -
                                                          2004     1.019          1.137             -
                                                          2003     1.000          1.019             -

   MFS Total Return Portfolio (3/03)                      2005     1.146          1.154             -
                                                          2004     1.051          1.146             -
                                                          2003     1.000          1.051             -

   MFS Value Portfolio (5/04)                             2005     1.116          1.162             -
                                                          2004     1.000          1.116             -

   Mondrian International Stock Portfolio (3/03)          2005     1.222          1.309             -
                                                          2004     1.080          1.222             -
                                                          2003     1.000          1.080             -

   Pioneer Fund Portfolio (5/03)                          2005     1.151          1.193             -
                                                          2004     1.060          1.151             -
                                                          2003     1.000          1.060             -

   Pioneer Mid Cap Value Portfolio (7/05)                 2005     1.000          1.000             -

   Pioneer Strategic Income Portfolio (5/04)              2005     1.089          1.104             -
                                                          2004     1.000          1.089             -

   Strategic Equity Portfolio (3/03)                      2005     1.150          1.147             -
                                                          2004     1.067          1.150             -
                                                          2003     1.000          1.067             -

   Style Focus Series: Small Cap Growth Portfolio (6/05)  2005     1.000          1.070             -

   Style Focus Series: Small Cap Value Portfolio (7/05)   2005     1.000          0.979             -

   Travelers Managed Income Portfolio (3/03)              2005     1.021          1.012             -
                                                          2004     1.015          1.021             -
                                                          2003     1.000          1.015             -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE                  NUMBER OF UNITS
                                                                       AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                           YEAR   OF YEAR       END OF YEAR     END OF YEAR
---------------------------------------------------------------  ----  ------------  -------------  ---------------
   Van Kampen Enterprise Portfolio (3/03)                        2005     1.051          1.107             -
                                                                 2004     1.034          1.051             -
                                                                 2003     1.000          1.034             -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)   2005     0.988          0.989             -
                                                                 2004     0.999          0.988             -
                                                                 2003     1.000          0.999             -

   Smith Barney Aggressive Growth Portfolio (3/03)               2005     1.155          1.261             -
                                                                 2004     1.075          1.155             -
                                                                 2003     1.000          1.075             -

   Smith Barney High Income Portfolio (3/03)                     2005     1.117          1.121             -
                                                                 2004     1.035          1.117             -
                                                                 2003     1.000          1.035             -

   Smith Barney Large Capitalization Growth Portfolio (3/03)     2005     1.022          1.052             -
                                                                 2004     1.042          1.022             -
                                                                 2003     1.000          1.042             -

   Smith Barney Mid Cap Core Portfolio (3/03)                    2005     1.118          1.184             -
                                                                 2004     1.035          1.118             -
                                                                 2003     1.000          1.035             -

   Smith Barney Money Market Portfolio (3/03)                    2005     0.984          0.989             -
                                                                 2004     0.998          0.984             -
                                                                 2003     1.000          0.998             -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (3/03)             2005     1.056          1.114             -
                                                                 2004     1.009          1.056             -
                                                                 2003     1.000          1.009             -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (3/03)  2005     1.187          1.217            -
                                                                 2004     1.050          1.187            -
                                                                 2003     1.000          1.050            -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE                  NUMBER OF UNITS
                                                                       AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                           YEAR   OF YEAR       END OF YEAR     END OF YEAR
---------------------------------------------------------------  ----  ------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (3/03)                 2005     1.181          1.350             -
                                                                 2004     1.047          1.181             -
                                                                 2003     1.000          1.047             -

   Mid Cap Portfolio - Service Class 2 (3/03)                    2005     1.316          1.518             -
                                                                 2004     1.079          1.316             -
                                                                 2003     1.000          1.079             -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                  PORTFOLIO NAME                                   YEAR   OF YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Capital Appreciation Fund (3/03)                                2005     1.442          1.665          12,726
                                                                   2004     1.234          1.442               -
                                                                   2003     1.000          1.234               -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (3/03)  2005     1.422          1.454               -
                                                                   2004     1.308          1.422               -
                                                                   2003     1.000          1.308               -

   AllianceBernstein Large-Cap Growth Portfolio - Class B (3/03)   2005     1.261          1.415               -
                                                                   2004     1.191          1.261               -
                                                                   2003     1.000          1.191               -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                      2005     1.517          1.691           2,644
                                                                   2004     1.368          1.517           4,344
                                                                   2003     1.000          1.368               -

   Growth Fund - Class 2 Shares (3/03)                             2005     1.479          1.680         244,595
                                                                   2004     1.345          1.479         250,691
                                                                   2003     1.000          1.345               -

   Growth-Income Fund - Class 2 Shares (3/03)                      2005     1.420          1.468         149,489
                                                                   2004     1.316          1.420         176,539
                                                                   2003     1.007          1.316           2,830

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)                2005     1.664          1.743          39,879
                                                                   2004     1.296          1.664          39,497
                                                                   2003     1.000          1.296               -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)         2005     1.198          1.290          4,463
                                                                   2004     1.073          1.198          2,121
                                                                   2003     1.000          1.073              -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR   OF YEAR       END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)       2005     1.196          1.287          49,669
                                                                   2004     1.067          1.196          51,868
                                                                   2003     1.000          1.067               -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)        2005     1.000          1.028          33,738

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (3/03)                                                          2005     1.517          1.553               -
                                                                   2004     1.392          1.517               -
                                                                   2003     1.000          1.392               -

   Mutual Shares Securities Fund - Class 2 Shares (3/03)           2005     1.386          1.497           9,287
                                                                   2004     1.259          1.386           4,690
                                                                   2003     1.000          1.259           2,907

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                          2005     1.754          2.185          50,633
                                                                   2004     1.439          1.754          33,018
                                                                   2003     1.000          1.439               -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)       2005     1.624          1.748          22,827
                                                                   2004     1.402          1.624          29,189
                                                                   2003     1.000          1.402               -

   Templeton Growth Securities Fund - Class 2 Shares (3/03)        2005     1.561          1.661          17,999
                                                                   2004     1.377          1.561           3,426
                                                                   2003     1.000          1.377           2,800

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)                                   2005     1.297          1.322          15,245
                                                                   2004     1.220          1.297               -
                                                                   2003     1.000          1.220               -

   Diversified Strategic Income Portfolio (3/03)                   2005     1.119          1.122               -
                                                                   2004     1.073          1.119               -
                                                                   2003     1.000          1.073               -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Equity Index Portfolio - Class II Shares (3/03)                 2005     1.357          1.382          192,293
                                                                   2004     1.259          1.357          190,445
                                                                   2003     1.000          1.259                -

   Fundamental Value Portfolio (3/03)                              2005     1.485          1.521           13,265
                                                                   2004     1.404          1.485                -
                                                                   2003     1.005          1.404                -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)                2005     1.545          1.692                -
                                                                   2004     1.313          1.545                -
                                                                   2003     1.009          1.313                -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                    2005     1.491          1.515           10,166
                                                                   2004     1.328          1.491                -
                                                                   2003     1.000          1.328                -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                              2005     1.362          1.374          148,679
                                                                   2004     1.237          1.362          133,090
                                                                   2003     1.000          1.237                -

   Mid-Cap Value Portfolio (5/03)                                  2005     1.518          1.605           88,457
                                                                   2004     1.252          1.518           39,363
                                                                   2003     1.000          1.252                -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)             2005     1.109          1.106            5,273
                                                                   2004     1.042          1.109            5,008
                                                                   2003     1.000          1.042                -

   Total Return Portfolio - Administrative Class (3/03)            2005     1.044          1.045           59,464
                                                                   2004     1.018          1.044           51,269
                                                                   2003     0.998          1.018            3,200

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (3/03)    2005     1.560          1.711                -
                                                                   2004     1.374          1.560                -
                                                                   2003     1.018          1.374                -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE                  NUMBER OF UNITS
                                                                            AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                           PORTFOLIO NAME                             YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------------  ----  ------------  -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)            2005     1.900          1.987          36,298
                                                                      2004     1.540          1.900          32,258
                                                                      2003     1.000          1.540               -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                                      2005     1.483          1.508          43,863
                                                                      2004     1.401          1.483          41,099
                                                                      2003     1.000          1.401               -

   Investors Fund - Class I (3/03)                                    2005     1.427          1.486               -
                                                                      2004     1.323          1.427               -
                                                                      2003     1.000          1.323               -

   Small Cap Growth Fund - Class I (3/03)                             2005     1.717          1.760               -
                                                                      2004     1.526          1.717               -
                                                                      2003     1.000          1.526               -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)                    2005     1.224          1.194               -
                                                                      2004     1.211          1.224               -
                                                                      2003     1.000          1.211               -

   Smith Barney Premier Selections All Cap Growth Portfolio (3/03)    2005     1.319          1.370               -
                                                                      2004     1.312          1.319               -
                                                                      2003     1.000          1.312               -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (3/03)    2005     1.335          1.374               -
                                                                      2004     1.281          1.335               -
                                                                      2003     1.003          1.281               -

   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (3/03)                                                             2005     1.218          1.241               -
                                                                      2004     1.187          1.218               -
                                                                      2003     1.000          1.187               -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE                  NUMBER OF UNITS
                                                                            AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                           PORTFOLIO NAME                             YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------------  ----  ------------  -------------  ---------------
   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (3/03)                                                             2005     1.406          1.464               -
                                                                      2004     1.305          1.406               -
                                                                      2003     1.000          1.305               -

   Multiple Discipline Portfolio - Large Cap Growth and Value (3/03)  2005     1.318          1.334               -
                                                                      2004     1.264          1.318               -
                                                                      2003     1.000          1.264               -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                          2005     1.307          1.389               -
                                                                      2004     1.256          1.307               -
                                                                      2003     1.000          1.256               -

   Equity Income Portfolio (3/03)                                     2005     1.414          1.444          35,658
                                                                      2004     1.317          1.414           9,822
                                                                      2003     1.000          1.317               -

   Large Cap Portfolio (3/03)                                         2005     1.271          1.351           4,855
                                                                      2004     1.221          1.271               -
                                                                      2003     1.000          1.221               -

   Managed Allocation Series: Aggressive Portfolio (9/05)             2005     1.000          1.025           6,807

   Managed Allocation Series: Conservative Portfolio (12/05)          2005     1.004          1.006               -

   Managed Allocation Series: Moderate Portfolio (6/05)               2005     0.994          1.036               -

   Managed Allocation Series: Moderate-Aggressive Portfolio (6/05)    2005     1.000          1.048          19,861

   Managed Allocation Series: Moderate-Conservative Portfolio (6/05)  2005     1.000          1.022          20,233

   Mercury Large Cap Core Portfolio (3/03)                            2005     1.371          1.502          22,526
                                                                      2004     1.211          1.371               -
                                                                      2003     1.000          1.211               -

                         CONDENSED FINANCIAL INFORMATION

                                                              UNIT VALUE                  NUMBER OF UNITS
                                                             AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
               PORTFOLIO NAME                          YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------  ----  ------------  -------------  ---------------
MFS Emerging Growth Portfolio (3/03)                   2005     1.371          1.329               -
                                                       2004     1.245          1.371               -
                                                       2003     1.000          1.245               -

MFS Mid Cap Growth Portfolio (3/03)                    2005     1.466          1.477              45
                                                       2004     1.315          1.466               -
                                                       2003     1.000          1.315               -

MFS Total Return Portfolio (3/03)                      2005     1.270          1.278          59,136
                                                       2004     1.166          1.270          16,985
                                                       2003     1.003          1.166           2,981

MFS Value Portfolio (5/04)                             2005     1.115          1.161          10,394
                                                       2004     1.000          1.115               -

Mondrian International Stock Portfolio (3/03)          2005     1.495          1.600          32,896
                                                       2004     1.321          1.495          12,686
                                                       2003     1.000          1.321               -

Pioneer Fund Portfolio (5/03)                          2005     1.314          1.361               -
                                                       2004     1.210          1.314               -
                                                       2003     1.000          1.210               -

Pioneer Mid Cap Value Portfolio (7/05)                 2005     1.000          1.000               -

Pioneer Strategic Income Portfolio (5/04)              2005     1.089          1.103          20,359
                                                       2004     1.000          1.089          13,032

Strategic Equity Portfolio (3/03)                      2005     1.365          1.361               -
                                                       2004     1.267          1.365               -
                                                       2003     1.000          1.267               -

Style Focus Series: Small Cap Growth Portfolio (6/05)  2005     1.000          1.069               -

Style Focus Series: Small Cap Value Portfolio (7/05)   2005     1.000          0.978               -

Travelers Managed Income Portfolio (3/03)              2005     1.045          1.035               -
                                                       2004     1.039          1.045               -
                                                       2003     1.003          1.039               -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE                  NUMBER OF UNITS
                                                                       AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                  PORTFOLIO NAME                                 YEAR    OF YEAR      END OF YEAR     END OF YEAR
---------------------------------------------------------------  ----  ------------  -------------  ---------------
   Van Kampen Enterprise Portfolio (3/03)                        2005     1.243          1.310                -
                                                                 2004     1.225          1.243                -
                                                                 2003     1.000          1.225                -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)   2005     0.985          0.986          664,366
                                                                 2004     0.997          0.985          809,141
                                                                 2003     1.000          0.997                -

   Smith Barney Aggressive Growth Portfolio (3/03)               2005     1.394          1.521           32,597
                                                                 2004     1.297          1.394                -
                                                                 2003     1.000          1.297                -

   Smith Barney High Income Portfolio (3/03)                     2005     1.275          1.278                -
                                                                 2004     1.181          1.275                -
                                                                 2003     1.000          1.181                -

   Smith Barney Large Capitalization Growth Portfolio (3/03)     2005     1.352          1.391           31,367
                                                                 2004     1.379          1.352                -
                                                                 2003     1.000          1.379                -

   Smith Barney Mid Cap Core Portfolio (3/03)                    2005     1.396          1.478                -
                                                                 2004     1.294          1.396                -
                                                                 2003     0.999          1.294                -

   Smith Barney Money Market Portfolio (3/03)                    2005     0.973          0.978           95,506
                                                                 2004     0.987          0.973                -
                                                                 2003     1.000          0.987                -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (3/03)             2005     1.266          1.336                -
                                                                 2004     1.211          1.266                -
                                                                 2003     1.000          1.211                -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (3/03)  2005     1.619          1.660                -
                                                                 2004     1.433          1.619                -
                                                                 2003     1.000          1.433                -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE                  NUMBER OF UNITS
                                                                       AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                           YEAR    OF YEAR      END OF YEAR     END OF YEAR
---------------------------------------------------------------  ----  ------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (3/03)                 2005     1.447          1.653          20,618
                                                                 2004     1.284          1.447               -
                                                                 2003     1.008          1.284               -

   Mid Cap Portfolio - Service Class 2 (3/03)                    2005     1.751          2.019          55,392
                                                                 2004     1.437          1.751          57,438
                                                                 2003     1.000          1.437               -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Capital Appreciation Fund (3/03)                                2005     1.439          1.661          24,733
                                                                   2004     1.233          1.439               -
                                                                   2003     1.000          1.233               -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (3/03)  2005     1.419          1.450               -
                                                                   2004     1.307          1.419               -
                                                                   2003     1.000          1.307               -

   AllianceBernstein Large-Cap Growth Portfolio - Class B (3/03)   2005     1.258          1.411               -
                                                                   2004     1.190          1.258               -
                                                                   2003     1.000          1.190               -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                      2005     1.514          1.687         118,392
                                                                   2004     1.367          1.514          51,125
                                                                   2003     1.000          1.367          14,765

   Growth Fund - Class 2 Shares (3/03)                             2005     1.476          1.675         223,285
                                                                   2004     1.344          1.476          74,657
                                                                   2003     1.000          1.344          27,774

   Growth-Income Fund - Class 2 Shares (3/03)                      2005     1.417          1.464         158,736
                                                                   2004     1.315          1.417         129,297
                                                                   2003     1.000          1.315          78,652

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)                2005     1.661          1.738          57,737
                                                                   2004     1.295          1.661               -
                                                                   2003     1.000          1.295               -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)         2005     1.197          1.287          29,911
                                                                   2004     1.073          1.197               -
                                                                   2003     1.000          1.073               -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)       2005     1.195          1.284          13,269
                                                                   2004     1.066          1.195               -
                                                                   2003     1.000          1.066               -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)        2005     1.000          1.027          60,361
   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (3/03)                                                          2005     1.514          1.549           2,179
                                                                   2004     1.391          1.514               -
                                                                   2003     1.000          1.391               -

   Mutual Shares Securities Fund - Class 2 Shares (3/03)           2005     1.383          1.493          15,819
                                                                   2004     1.258          1.383          15,819
                                                                   2003     1.000          1.258               -

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                          2005     1.751          2.179          63,578
                                                                   2004     1.438          1.751               -
                                                                   2003     1.000          1.438               -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)       2005     1.621          1.744          37,369
                                                                   2004     1.401          1.621               -
                                                                   2003     1.000          1.401               -

   Templeton Growth Securities Fund - Class 2 Shares (3/03)        2005     1.558          1.656          45,642
                                                                   2004     1.376          1.558               -
                                                                   2003     1.000          1.376               -

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)                                   2005     1.294          1.318               -
                                                                   2004     1.219          1.294               -
                                                                   2003     1.000          1.219               -

   Diversified Strategic Income Portfolio (3/03)                   2005     1.117          1.119               -
                                                                   2004     1.072          1.117               -
                                                                   2003     1.000          1.072               -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
  Equity Index Portfolio - Class II Shares (3/03)                  2005     1.354          1.378            1,977
                                                                   2004     1.258          1.354                -
                                                                   2003     1.000          1.258                -

   Fundamental Value Portfolio (3/03)                              2005     1.482          1.516           17,810
                                                                   2004     1.403          1.482           17,810
                                                                   2003     1.000          1.403            2,396

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)                2005     1.543          1.687            7,146
                                                                   2004     1.312          1.543            7,231
                                                                   2003     1.000          1.312                -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                    2005     1.488          1.511            8,071
                                                                   2004     1.327          1.488                -
                                                                   2003     1.000          1.327                -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                              2005     1.360          1.371           33,213
                                                                   2004     1.236          1.360                -
                                                                   2003     1.000          1.236                -

   Mid-Cap Value Portfolio (5/03)                                  2005     1.515          1.601          103,206
                                                                   2004     1.251          1.515           18,863
                                                                   2003     1.000          1.251            9,172

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)             2005     1.107          1.103            4,167
                                                                   2004     1.041          1.107            5,645
                                                                   2003     1.000          1.041                -

   Total Return Portfolio - Administrative Class (3/03)            2005     1.042          1.042           56,281
                                                                   2004     1.017          1.042          139,247
                                                                   2003     1.000          1.017           24,671

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (3/03)    2005     1.557          1.706           14,698
                                                                   2004     1.373          1.557           14,698
                                                                   2003     1.000          1.373                -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE                  NUMBER OF UNITS
                                                                            AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                           PORTFOLIO NAME                             YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------------  ----  ------------  -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)            2005     1.896          1.982                -
                                                                      2004     1.539          1.896                -
                                                                      2003     1.000          1.539                -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                                      2005     1.480          1.504           23,917
                                                                      2004     1.400          1.480           23,917
                                                                      2003     1.000          1.400                -

   Investors Fund - Class I (3/03)                                    2005     1.425          1.482                -
                                                                      2004     1.322          1.425                -
                                                                      2003     1.000          1.322                -

   Small Cap Growth Fund - Class I (3/03)                             2005     1.714          1.755           57,869
                                                                      2004     1.525          1.714                -
                                                                      2003     1.000          1.525                -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)                    2005     1.222          1.190            7,988
                                                                      2004     1.210          1.222                -
                                                                      2003     1.000          1.210                -

   Smith Barney Premier Selections All Cap Growth Portfolio (3/03)    2005     1.317          1.367                -
                                                                      2004     1.311          1.317                -
                                                                      2003     1.000          1.311                -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (3/03)    2005     1.333          1.370          117,994
                                                                      2004     1.280          1.333          163,573
                                                                      2003     1.000          1.280           50,599

   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (3/03)                                                             2005     1.216          1.237          569,582
                                                                      2004     1.186          1.216          595,228
                                                                      2003     1.000          1.186          455,867

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE                  NUMBER OF UNITS
                                                                            AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                           PORTFOLIO NAME                             YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------------  ----  ------------  -------------  ---------------
   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (3/03)                                                             2005     1.403          1.460           12,470
                                                                      2004     1.304          1.403           11,173
                                                                      2003     1.000          1.304                -

   Multiple Discipline Portfolio - Large Cap Growth and Value (3/03)  2005     1.316          1.331            2,474
                                                                      2004     1.263          1.316                -
                                                                      2003     1.000          1.263                -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                          2005     1.305          1.385           23,629
                                                                      2004     1.255          1.305           23,629
                                                                      2003     1.000          1.255                -

   Equity Income Portfolio (3/03)                                     2005     1.411          1.440           15,000
                                                                      2004     1.316          1.411            7,550
                                                                      2003     1.000          1.316                -

   Large Cap Portfolio (3/03)                                         2005     1.269          1.347                -
                                                                      2004     1.220          1.269                -
                                                                      2003     1.000          1.220                -

   Managed Allocation Series: Aggressive Portfolio (9/05)             2005     1.000          1.025                -

   Managed Allocation Series: Conservative Portfolio (12/05)          2005     1.004          1.006                -

   Managed Allocation Series: Moderate Portfolio (6/05)               2005     0.994          1.035            5,148

   Managed Allocation Series: Moderate-Aggressive Portfolio (6/05)    2005     1.000          1.048          118,459

   Managed Allocation Series: Moderate-Conservative Portfolio (6/05)  2005     1.000          1.021                -

   Mercury Large Cap Core Portfolio (3/03)                            2005     1.369          1.498                -
                                                                      2004     1.210          1.369                -
                                                                      2003     1.000          1.210                -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
MFS Emerging Growth Portfolio (3/03)                               2005     1.369          1.326               -
                                                                   2004     1.244          1.369               -
                                                                   2003     1.000          1.244               -

MFS Mid Cap Growth Portfolio (3/03)                                2005     1.464          1.473               -
                                                                   2004     1.314          1.464               -
                                                                   2003     1.000          1.314               -

MFS Total Return Portfolio (3/03)                                  2005     1.268          1.274          94,291
                                                                   2004     1.165          1.268               -
                                                                   2003     1.000          1.165               -

MFS Value Portfolio (5/04)                                         2005     1.115          1.159          18,333
                                                                   2004     1.000          1.115               -

Mondrian International Stock Portfolio (3/03)                      2005     1.492          1.595           2,174
                                                                   2004     1.320          1.492               -
                                                                   2003     1.000          1.320               -

Pioneer Fund Portfolio (5/03)                                      2005     1.311          1.357          11,942
                                                                   2004     1.209          1.311               -
                                                                   2003     1.000          1.209               -

Pioneer Mid Cap Value Portfolio (7/05)                             2005     1.000          0.999               -

Pioneer Strategic Income Portfolio (5/04)                          2005     1.088          1.102          39,186
                                                                   2004     1.000          1.088               -

Strategic Equity Portfolio (3/03)                                  2005     1.362          1.357          23,784
                                                                   2004     1.266          1.362          23,784
                                                                   2003     1.000          1.266               -

Style Focus Series: Small Cap Growth Portfolio (6/05)              2005     1.000          1.069               -

Style Focus Series: Small Cap Value Portfolio (7/05)               2005     1.000          0.978               -

Travelers Managed Income Portfolio (3/03)                          2005     1.043          1.032               -
                                                                   2004     1.039          1.043               -
                                                                   2003     1.000          1.039               -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE                  NUMBER OF UNITS
                                                                            AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                           PORTFOLIO NAME                             YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------------  ----  ------------  -------------  ---------------
   Van Kampen Enterprise Portfolio (3/03)                             2005     1.241          1.306          24,555
                                                                      2004     1.224          1.241          24,555
                                                                      2003     1.000          1.224               -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)        2005     0.984          0.983               -
                                                                      2004     0.996          0.984               -
                                                                      2003     1.000          0.996               -

   Smith Barney Aggressive Growth Portfolio (3/03)                    2005     1.391          1.517          28,550
                                                                      2004     1.296          1.391          28,571
                                                                      2003     1.000          1.296           8,279

   Smith Barney High Income Portfolio (3/03)                          2005     1.273          1.275               -
                                                                      2004     1.180          1.273               -
                                                                      2003     1.000          1.180               -

   Smith Barney Large Capitalization Growth Portfolio (3/03)          2005     1.350          1.387          14,668
                                                                      2004     1.378          1.350          14,668
                                                                      2003     1.000          1.378               -

   Smith Barney Mid Cap Core Portfolio (3/03)                         2005     1.394          1.474               -
                                                                      2004     1.293          1.394               -
                                                                      2003     1.000          1.293               -

   Smith Barney Money Market Portfolio (3/03)                         2005     0.971          0.975          85,370
                                                                      2004     0.986          0.971          85,370
                                                                      2003     1.000          0.986               -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (3/03)                  2005     1.264          1.332           4,528
                                                                      2004     1.210          1.264           4,528
                                                                      2003     1.000          1.210           4,528

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (3/03)       2005     1.616          1.656               -
                                                                      2004     1.432          1.616               -
                                                                      2003     1.000          1.432               -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE                  NUMBER OF UNITS
                                                                            AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                           PORTFOLIO NAME                             YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------------  ----  ------------  -------------  ---------------
Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class (3/03)                      2005     1.445          1.648          35,395
                                                                      2004     1.283          1.445               -
                                                                      2003     1.000          1.283               -

   Mid Cap Portfolio - Service Class 2 (3/03)                         2005     1.748          2.014         110,845
                                                                      2004     1.436          1.748               -
                                                                      2003     1.000          1.436               -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                             UNIT VALUE                  NUMBER OF UNITS
                                                                            AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                               YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------     ----  ------------  -------------  ---------------
   Capital Appreciation Fund (3/03)                                   2005     1.234          1.423             -
                                                                      2004     1.058          1.234             -
                                                                      2003     1.000          1.058             -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (3/03)     2005     1.167          1.191             -
                                                                      2004     1.075          1.167             -
                                                                      2003     1.000          1.075             -

   AllianceBernstein Large-Cap Growth Portfolio - Class B (3/03)      2005     1.091          1.223             -
                                                                      2004     1.032          1.091             -
                                                                      2003     1.000          1.032             -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                         2005     1.179          1.312             -
                                                                      2004     1.064          1.179             -
                                                                      2003     1.000          1.064             -

   Growth Fund - Class 2 Shares (3/03)                                2005     1.145          1.298             -
                                                                      2004     1.043          1.145             -
                                                                      2003     1.000          1.043             -

   Growth-Income Fund - Class 2 Shares (3/03)                         2005     1.143          1.181             -
                                                                      2004     1.061          1.143             -
                                                                      2003     1.000          1.061             -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)                   2005     1.349          1.411             -
                                                                      2004     1.052          1.349             -
                                                                      2003     1.000          1.052             -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)            2005     1.196          1.286             -
                                                                      2004     1.073          1.196             -
                                                                      2003     1.000          1.073             -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE                  NUMBER OF UNITS
                                                                            AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                           PORTFOLIO NAME                             YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------------  ----  ------------  -------------  ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)          2005     1.194         1.283             -
                                                                      2004     1.066         1.194             -
                                                                      2003     1.000         1.066             -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)           2005     1.000         1.027             -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (3/03)                                                             2005     1.121         1.147             -
                                                                      2004     1.031         1.121             -
                                                                      2003     1.000         1.031             -

   Mutual Shares Securities Fund - Class 2 Shares (3/03)              2005     1.158         1.250             -
                                                                      2004     1.054         1.158             -
                                                                      2003     1.000         1.054             -

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                             2005     1.317         1.638             -
                                                                      2004     1.082         1.317             -
                                                                      2003     1.000         1.082             -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)          2005     1.232         1.325             -
                                                                      2004     1.065         1.232             -
                                                                      2003     1.000         1.065             -

   Templeton Growth Securities Fund - Class 2 Shares (3/03)           2005     1.220         1.296             -
                                                                      2004     1.077         1.220             -
                                                                      2003     1.000         1.077             -

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)                                      2005     1.124         1.144             -
                                                                      2004     1.059         1.124             -
                                                                      2003     1.000         1.059             -

   Diversified Strategic Income Portfolio (3/03)                      2005     1.065         1.066             -
                                                                      2004     1.023         1.065             -
                                                                      2003     1.000         1.023             -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE                  NUMBER OF UNITS
                                                                            AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                                YEAR    OF YEAR      END OF YEAR     END OF YEAR
---------------------------------------------------------------       ----  ------------  -------------  ---------------
   Equity Index Portfolio - Class II Shares (3/03)                    2005     1.140          1.160            -
                                                                      2004     1.060          1.140            -
                                                                      2003     1.000          1.060            -

   Fundamental Value Portfolio (3/03)                                 2005     1.127          1.153            -
                                                                      2004     1.067          1.127            -
                                                                      2003     1.000          1.067            -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)                   2005     1.217          1.331            -
                                                                      2004     1.035          1.217            -
                                                                      2003     1.000          1.035            -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                       2005     1.175          1.192            -
                                                                      2004     1.048          1.175            -
                                                                      2003     1.000          1.048            -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                                 2005     1.182          1.191            -
                                                                      2004     1.075          1.182            -
                                                                      2003     1.000          1.075            -

   Mid-Cap Value Portfolio (5/03)                                     2005     1.305          1.379            -
                                                                      2004     1.078          1.305            -
                                                                      2003     1.000          1.078            -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)                2005     1.078          1.074            -
                                                                      2004     1.014          1.078            -
                                                                      2003     1.000          1.014            -

   Total Return Portfolio - Administrative Class (3/03)               2005     1.038          1.038            -
                                                                      2004     1.015          1.038            -
                                                                      2003     1.000          1.015            -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (3/03)       2005     1.240          1.358            -
                                                                      2004     1.094          1.240            -
                                                                      2003     1.000          1.094            -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE                  NUMBER OF UNITS
                                                                            AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                           PORTFOLIO NAME                             YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------------  ----  ------------  -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)            2005     1.328          1.387             -
                                                                      2004     1.078          1.328             -
                                                                      2003     1.000          1.078             -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                                      2005     1.127          1.144             -
                                                                      2004     1.066          1.127             -
                                                                      2003     1.000          1.066             -

   Investors Fund - Class I (3/03)                                    2005     1.153          1.199             -
                                                                      2004     1.070          1.153             -
                                                                      2003     1.000          1.070             -

   Small Cap Growth Fund - Class I (3/03)                             2005     1.180          1.208             -
                                                                      2004     1.051          1.180             -
                                                                      2003     1.000          1.051             -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)                    2005     1.054          1.027             -
                                                                      2004     1.045          1.054             -
                                                                      2003     1.000          1.045             -

   Smith Barney Premier Selections All Cap Growth Portfolio (3/03)    2005     1.029          1.068             -
                                                                      2004     1.025          1.029             -
                                                                      2003     1.000          1.025             -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (3/03)    2005     1.107          1.137             -
                                                                      2004     1.064          1.107             -
                                                                      2003     1.000          1.064             -

   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (3/03)                                                             2005     1.072          1.091             -
                                                                      2004     1.046          1.072             -
                                                                      2003     1.000          1.046             -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE                  NUMBER OF UNITS
                                                                            AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                           PORTFOLIO NAME                             YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------------  ----  ------------  -------------  ---------------
   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (3/03)                                                             2005     1.151          1.197            -
                                                                      2004     1.070          1.151            -
                                                                      2003     1.000          1.070            -

   Multiple Discipline Portfolio - Large Cap Growth and Value (3/03)  2005     1.105          1.117            -
                                                                      2004     1.061          1.105            -
                                                                      2003     1.000          1.061            -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                          2005     1.080          1.146            -
                                                                      2004     1.039          1.080            -
                                                                      2003     1.000          1.039            -

   Equity Income Portfolio (3/03)                                     2005     1.136          1.158            -
                                                                      2004     1.060          1.136            -
                                                                      2003     1.000          1.060            -

   Large Cap Portfolio (3/03)                                         2005     1.094          1.161            -
                                                                      2004     1.053          1.094            -
                                                                      2003     1.000          1.053            -

   Managed Allocation Series: Aggressive Portfolio (9/05)             2005     1.000          1.024            -

   Managed Allocation Series: Conservative Portfolio (12/05)          2005     1.004          1.006            -

   Managed Allocation Series: Moderate Portfolio (6/05)               2005     0.994          1.035            -

   Managed Allocation Series: Moderate-Aggressive Portfolio (6/05)    2005     1.000          1.048            -

   Managed Allocation Series: Moderate-Conservative Portfolio (6/05)  2005     1.000          1.021            -

   Mercury Large Cap Core Portfolio (3/03)                            2005     1.174          1.284            -
                                                                      2004     1.038          1.174            -
                                                                      2003     1.000          1.038            -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                   PORTFOLIO NAME                                  YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------              ----  ------------  -------------  ---------------
MFS Emerging Growth Portfolio (3/03)                               2005     1.124          1.089            -
                                                                   2004     1.022          1.124            -
                                                                   2003     1.000          1.022            -

MFS Mid Cap Growth Portfolio (3/03)                                2005     1.134          1.141            -
                                                                   2004     1.019          1.134            -
                                                                   2003     1.000          1.019            -

MFS Total Return Portfolio (3/03)                                  2005     1.143          1.149            -
                                                                   2004     1.051          1.143            -
                                                                   2003     1.000          1.051            -

MFS Value Portfolio (5/04)                                         2005     1.114          1.158            -
                                                                   2004     1.000          1.114            -

Mondrian International Stock Portfolio (3/03)                      2005     1.219          1.303            -
                                                                   2004     1.080          1.219            -
                                                                   2003     1.000          1.080            -

Pioneer Fund Portfolio (5/03)                                      2005     1.149          1.188            -
                                                                   2004     1.059          1.149            -
                                                                   2003     1.000          1.059            -

Pioneer Mid Cap Value Portfolio (7/05)                             2005     1.000          0.999            -

Pioneer Strategic Income Portfolio (5/04)                          2005     1.088          1.101            -
                                                                   2004     1.000          1.088            -

Strategic Equity Portfolio (3/03)                                  2005     1.147          1.142            -
                                                                   2004     1.067          1.147            -
                                                                   2003     1.000          1.067            -

Style Focus Series: Small Cap Growth Portfolio (6/05)              2005     1.000          1.069            -

Style Focus Series: Small Cap Value Portfolio (7/05)               2005     1.000          0.978            -

Travelers Managed Income Portfolio (3/03)                          2005     1.018          1.007            -
                                                                   2004     1.015          1.018            -
                                                                   2003     1.000          1.015            -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE                  NUMBER OF UNITS
                                                                            AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                                YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------        ----  ------------  -------------  ---------------
   Van Kampen Enterprise Portfolio (3/03)                             2005     1.048          1.103            -
                                                                      2004     1.034          1.048            -
                                                                      2003     1.000          1.034            -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)        2005     0.986          0.985            -
                                                                      2004     0.999          0.986            -
                                                                      2003     1.000          0.999            -

   Smith Barney Aggressive Growth Portfolio (3/03)                    2005     1.153          1.256            -
                                                                      2004     1.074          1.153            -
                                                                      2003     1.000          1.074            -

   Smith Barney High Income Portfolio (3/03)                          2005     1.115          1.116            -
                                                                      2004     1.034          1.115            -
                                                                      2003     1.000          1.034            -

   Smith Barney Large Capitalization Growth Portfolio (3/03)          2005     1.020          1.047            -
                                                                      2004     1.042          1.020            -
                                                                      2003     1.000          1.042            -

   Smith Barney Mid Cap Core Portfolio (3/03)                         2005     1.115          1.179            -
                                                                      2004     1.035          1.115            -
                                                                      2003     1.000          1.035            -

   Smith Barney Money Market Portfolio (3/03)                         2005     0.982          0.985            -
                                                                      2004     0.997          0.982            -
                                                                      2003     1.000          0.997            -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (3/03)                  2005     1.053          1.110            -
                                                                      2004     1.009          1.053            -
                                                                      2003     1.000          1.009            -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (3/03)       2005     1.184          1.212            -
                                                                      2004     1.050          1.184            -
                                                                      2003     1.000          1.050            -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------              ----    -------------    -------------    ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (3/03)               2005        1.178           1.344                   -
                                                               2004        1.047           1.178                   -
                                                               2003        1.000           1.047                   -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.313           1.512                   -
                                                               2004        1.079           1.313                   -
                                                               2003        1.000           1.079                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Capital Appreciation Fund (3/03)                            2005        1.437           1.656                   -
                                                               2004        1.232           1.437                   -
                                                               2003        1.000           1.232                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (3/03)                                                      2005        1.417           1.446                   -
                                                               2004        1.306           1.417                   -
                                                               2003        1.000           1.306                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/03)                                                      2005        1.256           1.407                   -
                                                               2004        1.189           1.256              19,490
                                                               2003        1.000           1.189                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.512           1.682              29,473
                                                               2004        1.366           1.512               9,759
                                                               2003        1.000           1.366                   -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.474           1.670              70,719
                                                               2004        1.343           1.474              30,894
                                                               2003        1.000           1.343                   -

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.414           1.460              72,259
                                                               2004        1.314           1.414              45,500
                                                               2003        1.007           1.314                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.658           1.733               8,725
                                                               2004        1.294           1.658               6,664
                                                               2003        1.000           1.294                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.195           1.284              28,342
                                                               2004        1.073           1.195              60,770
                                                               2003        1.000           1.073                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.193           1.282              19,528
                                                               2004        1.066           1.193              19,916
                                                               2003        1.000           1.066                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.027                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (3/03)                                               2005        1.511           1.545                   -
                                                               2004        1.390           1.511                   -
                                                               2003        1.000           1.390                   -

   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.381           1.489                   -
                                                               2004        1.257           1.381                   -
                                                               2003        1.000           1.257                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.748           2.173              13,780
                                                               2004        1.437           1.748               3,240
                                                               2003        1.000           1.437                   -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.618           1.739              33,803
                                                               2004        1.400           1.618              14,636
                                                               2003        1.000           1.400                   -

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.556           1.652              15,124
                                                               2004        1.375           1.556              15,043
                                                               2003        1.000           1.375                   -

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)                               2005        1.292           1.314                   -
                                                               2004        1.218           1.292                   -
                                                               2003        1.000           1.218                   -

   Diversified Strategic Income Portfolio (3/03)               2005        1.115           1.116                   -
                                                               2004        1.071           1.115                   -
                                                               2003        1.000           1.071                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.352           1.374                   -
                                                               2004        1.257           1.352                   -
                                                               2003        1.000           1.257                   -

   Fundamental Value Portfolio (3/03)                          2005        1.480           1.512                   -
                                                               2004        1.402           1.480                   -
                                                               2003        1.005           1.402                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2005        1.540           1.683                   -
                                                               2004        1.311           1.540                   -
                                                               2003        1.009           1.311                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.486           1.507                   -
                                                               2004        1.326           1.486                   -
                                                               2003        1.000           1.326                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.357           1.367              17,620
                                                               2004        1.235           1.357              17,110
                                                               2003        1.000           1.235                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.513           1.597               3,267
                                                               2004        1.250           1.513               3,417
                                                               2003        1.000           1.250                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.105           1.100              20,886
                                                               2004        1.040           1.105              19,893
                                                               2003        1.000           1.040                   -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.040           1.039              19,436
                                                               2004        1.017           1.040              51,840
                                                               2003        0.998           1.017                   -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.555           1.701                   -
                                                               2004        1.372           1.555                   -
                                                               2003        1.018           1.372                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.893            1.976                  -
                                                               2004        1.538            1.893                  -
                                                               2003        1.000            1.538                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.477            1.499              9,627
                                                               2004        1.399            1.477              7,427
                                                               2003        1.000            1.399                  -

   Investors Fund - Class I (3/03)                             2005        1.422            1.478                  -
                                                               2004        1.321            1.422                  -
                                                               2003        1.000            1.321                  -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.711            1.751                  -
                                                               2004        1.524            1.711                  -
                                                               2003        1.000            1.524                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)             2005        1.219            1.187                  -
                                                               2004        1.209            1.219                  -
                                                               2003        1.000            1.209                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)                                                      2005        1.314            1.363                  -
                                                               2004        1.310            1.314                  -
                                                               2003        1.000            1.310                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (3/03)                                                      2005        1.331            1.366                  -
                                                               2004        1.279            1.331                  -
                                                               2003        1.003            1.279                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (3/03)                                            2005        1.213            1.234                  -
                                                               2004        1.185            1.213                  -
                                                               2003        1.000            1.185                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (3/03)                                            2005        1.401            1.456                  -
                                                               2004        1.303            1.401                  -
                                                               2003        1.000            1.303                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (3/03)                                                2005        1.314            1.327                  -
                                                               2004        1.262            1.314                  -
                                                               2003        1.000            1.262                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.303            1.381                  -
                                                               2004        1.254            1.303                  -
                                                               2003        1.000            1.254                  -

   Equity Income Portfolio (3/03)                              2005        1.409            1.436                  -
                                                               2004        1.315            1.409                  -
                                                               2003        1.000            1.315                  -

   Large Cap Portfolio (3/03)                                  2005        1.267            1.343                  -
                                                               2004        1.219            1.267                  -
                                                               2003        1.000            1.219                  -

   Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000            1.024                  -

   Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.004            1.006                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.994            1.035            107,862

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)                                                      2005        1.000            1.047                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000            1.021                  -

   Mercury Large Cap Core Portfolio (3/03)                     2005        1.366            1.493             13,868
                                                               2004        1.209            1.366             33,604
                                                               2003        1.000            1.209                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                   PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
MFS Emerging Growth Portfolio (3/03)                        2005        1.366            1.324                  -
                                                            2004        1.243            1.366                  -
                                                            2003        1.000            1.243                  -

MFS Mid Cap Growth Portfolio (3/03)                         2005        1.461            1.469                  -
                                                            2004        1.313            1.461                  -
                                                            2003        1.000            1.313                  -

MFS Total Return Portfolio (3/03)                           2005        1.265            1.271              6,466
                                                            2004        1.164            1.265              6,466
                                                            2003        1.003            1.164                  -

MFS Value Portfolio (5/04)                                  2005        1.114            1.157             45,265
                                                            2004        1.000            1.114                  -

Mondrian International Stock Portfolio (3/03)               2005        1.489            1.591              5,892
                                                            2004        1.319            1.489              5,892
                                                            2003        1.000            1.319                  -

Pioneer Fund Portfolio (5/03)                               2005        1.309            1.353                  -
                                                            2004        1.208            1.309                  -
                                                            2003        1.000            1.208                  -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000            0.999                  -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.088            1.100                  -
                                                            2004        1.000            1.088                  -

Strategic Equity Portfolio (3/03)                           2005        1.360            1.353                  -
                                                            2004        1.265            1.360                  -
                                                            2003        1.000            1.265                  -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000            1.068                  -

Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000            0.977                  -

Travelers Managed Income Portfolio (3/03)                   2005        1.041            1.029                  -
                                                            2004        1.038            1.041                  -
                                                            2003        1.003            1.038                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Van Kampen Enterprise Portfolio (3/03)                      2005        1.239            1.303                  -
                                                               2004        1.223            1.239                  -
                                                               2003        1.000            1.223                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.983            0.981                  -
                                                               2004        0.996            0.983                  -
                                                               2003        1.000            0.996                  -

   Smith Barney Aggressive Growth Portfolio (3/03)             2005        1.389            1.512                  -
                                                               2004        1.295            1.389                  -
                                                               2003        1.000            1.295                  -

   Smith Barney High Income Portfolio (3/03)                   2005        1.270            1.271                  -
                                                               2004        1.179            1.270                  -
                                                               2003        1.000            1.179                  -

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2005        1.348            1.383                  -
                                                               2004        1.377            1.348                  -
                                                               2003        1.000            1.377                  -

   Smith Barney Mid Cap Core Portfolio (3/03)                  2005        1.391            1.470                  -
                                                               2004        1.292            1.391                  -
                                                               2003        0.999            1.292                  -

   Smith Barney Money Market Portfolio (3/03)                  2005        0.970            0.972                  -
                                                               2004        0.985            0.970                  -
                                                               2003        1.000            0.985                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (3/03)           2005        1.262            1.328                  -
                                                               2004        1.209            1.262                  -
                                                               2003        1.000            1.209                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)                                                      2005        1.614            1.651                  -
                                                               2004        1.431            1.614                  -
                                                               2003        1.000            1.431                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------              ----    -------------    -------------    ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (3/03)               2005        1.442            1.643                  -
                                                               2004        1.282            1.442                  -
                                                               2003        1.008            1.282                  -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.744            2.008              2,644
                                                               2004        1.435            1.744              2,964
                                                               2003        1.000            1.435                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Capital Appreciation Fund (3/03)                            2005        1.434            1.652                  -
                                                               2004        1.231            1.434                  -
                                                               2003        1.000            1.231                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (3/03)                                                      2005        1.414            1.442                  -
                                                               2004        1.305            1.414                  -
                                                               2003        1.000            1.305                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/03)                                                      2005        1.254            1.403                  -
                                                               2004        1.188            1.254                  -
                                                               2003        1.000            1.188                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.509            1.677                  -
                                                               2004        1.365            1.509              3,419
                                                               2003        1.000            1.365                  -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.471            1.666             89,047
                                                               2004        1.342            1.471             12,735
                                                               2003        1.000            1.342                  -

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.412            1.456             44,746
                                                               2004        1.313            1.412              9,353
                                                               2003        1.000            1.313                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.655            1.728                  -
                                                               2004        1.293            1.655                  -
                                                               2003        1.000            1.293                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.194            1.282                  -
                                                               2004        1.073            1.194                  -
                                                               2003        1.000            1.073                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.192            1.279                  -
                                                               2004        1.066            1.192                  -
                                                               2003        1.000            1.066                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000            1.026                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (3/03)                                               2005        1.509            1.541             53,371
                                                               2004        1.389            1.509              3,463
                                                               2003        1.000            1.389                  -

   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.378            1.485                  -
                                                               2004        1.256            1.378                  -
                                                               2003        1.000            1.256                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.745            2.167                  -
                                                               2004        1.436            1.745                  -
                                                               2003        1.000            1.436                  -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.615            1.734             20,795
                                                               2004        1.398            1.615              1,035
                                                               2003        1.000            1.398                  -

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.553            1.647                  -
                                                               2004        1.374            1.553                  -
                                                               2003        1.000            1.374                  -

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)                               2005        1.290            1.311             49,576
                                                               2004        1.217            1.290              4,064
                                                               2003        1.000            1.217                  -

   Diversified Strategic Income Portfolio (3/03)               2005        1.113            1.113                  -
                                                               2004        1.071            1.113                  -
                                                               2003        1.000            1.071                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ---------------
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.349            1.371                  -
                                                               2004        1.256            1.349                  -
                                                               2003        1.000            1.256                  -

   Fundamental Value Portfolio (3/03)                          2005        1.477            1.508            103,947
                                                               2004        1.401            1.477                  -
                                                               2003        1.000            1.401                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2005        1.537            1.678              3,143
                                                               2004        1.309            1.537              3,460
                                                               2003        1.000            1.309                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.483            1.503              4,230
                                                               2004        1.325            1.483                  -
                                                               2003        1.000            1.325                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.355            1.363             74,229
                                                               2004        1.235            1.355                  -
                                                               2003        1.000            1.235                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.510            1.593              1,119
                                                               2004        1.250            1.510              1,121
                                                               2003        1.000            1.250                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.103            1.097              4,280
                                                               2004        1.039            1.103              4,712
                                                               2003        1.000            1.039                  -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.038            1.036              4,355
                                                               2004        1.016            1.038              4,363
                                                               2003        1.000            1.016                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.552            1.697                  -
                                                               2004        1.371            1.552                  -
                                                               2003        1.000            1.371                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.890            1.971                  -
                                                               2004        1.536            1.890                  -
                                                               2003        1.000            1.536                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.475            1.495                  -
                                                               2004        1.398            1.475                  -
                                                               2003        1.000            1.398                  -

   Investors Fund - Class I (3/03)                             2005        1.420            1.474                  -
                                                               2004        1.320            1.420                  -
                                                               2003        1.000            1.320                  -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.708            1.746                  -
                                                               2004        1.523            1.708                  -
                                                               2003        1.000            1.523                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)             2005        1.217            1.184                  -
                                                               2004        1.209            1.217                  -
                                                               2003        1.000            1.209                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)                                                      2005        1.312            1.359                  -
                                                               2004        1.309            1.312                  -
                                                               2003        1.000            1.309                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (3/03)                                                      2005        1.328            1.362             20,361
                                                               2004        1.278            1.328             20,384
                                                               2003        1.000            1.278             20,408

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (3/03)                                            2005        1.211            1.230            127,542
                                                               2004        1.184            1.211            270,651
                                                               2003        1.000            1.184            294,612

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                         PORTFOLIO NAME                        YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (3/03)                                            2005        1.398            1.452                  -
                                                               2004        1.302            1.398                  -
                                                               2003        1.000            1.302                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (3/03)                                                2005        1.312            1.323                  -
                                                               2004        1.261            1.312                  -
                                                               2003        1.000            1.261                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.300            1.378                  -
                                                               2004        1.253            1.300                  -
                                                               2003        1.000            1.253                  -

   Equity Income Portfolio (3/03)                              2005        1.406            1.432             23,192
                                                               2004        1.314            1.406                  -
                                                               2003        1.000            1.314                  -

   Large Cap Portfolio (3/03)                                  2005        1.265            1.339                  -
                                                               2004        1.219            1.265                  -
                                                               2003        1.000            1.219                  -

   Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000            1.024                  -

   Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.003            1.005                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.994            1.034                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)                                                      2005        1.000            1.047                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000            1.020                  -

   Mercury Large Cap Core Portfolio (3/03)                     2005        1.364            1.489             28,836
                                                               2004        1.208            1.364                  -
                                                               2003        1.000            1.208                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                   PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------   ----    -------------    -------------    ---------------
MFS Emerging Growth Portfolio (3/03)                        2005        1.364            1.321                  -
                                                            2004        1.242            1.364                  -
                                                            2003        1.000            1.242                  -

MFS Mid Cap Growth Portfolio (3/03)                         2005        1.459            1.465                  -
                                                            2004        1.312            1.459                  -
                                                            2003        1.000            1.312                  -

MFS Total Return Portfolio (3/03)                           2005        1.263            1.267             11,292
                                                            2004        1.163            1.263             12,431
                                                            2003        1.000            1.163                  -

MFS Value Portfolio (5/04)                                  2005        1.113            1.155                  -
                                                            2004        1.000            1.113                  -

Mondrian International Stock Portfolio (3/03)               2005        1.487            1.587             36,157
                                                            2004        1.318            1.487                  -
                                                            2003        1.000            1.318                  -

Pioneer Fund Portfolio (5/03)                               2005        1.307            1.350                  -
                                                            2004        1.207            1.307                  -
                                                            2003        1.000            1.207                  -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000            0.998                  -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.087            1.098                  -
                                                            2004        1.000            1.087                  -

Strategic Equity Portfolio (3/03)                           2005        1.357            1.350                  -
                                                            2004        1.264            1.357                  -
                                                            2003        1.000            1.264                  -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000            1.068                  -

Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000            0.977                  -

Travelers Managed Income Portfolio (3/03)                   2005        1.039            1.026                  -
                                                            2004        1.037            1.039                  -
                                                            2003        1.000            1.037                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Van Kampen Enterprise Portfolio (3/03)                      2005        1.237            1.299                  -
                                                               2004        1.222            1.237                  -
                                                               2003        1.000            1.222                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.982            0.979              7,592
                                                               2004        0.996            0.982              7,607
                                                               2003        1.000            0.996                  -

   Smith Barney Aggressive Growth Portfolio (3/03)             2005        1.386            1.508             81,532
                                                               2004        1.294            1.386              3,848
                                                               2003        1.000            1.294                  -

   Smith Barney High Income Portfolio (3/03)                   2005        1.268            1.268                  -
                                                               2004        1.178            1.268                  -
                                                               2003        1.000            1.178                  -

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2005        1.345            1.379             45,432
                                                               2004        1.376            1.345                  -
                                                               2003        1.000            1.376                  -

   Smith Barney Mid Cap Core Portfolio (3/03)                  2005        1.389            1.466                  -
                                                               2004        1.291            1.389                  -
                                                               2003        1.000            1.291                  -

   Smith Barney Money Market Portfolio (3/03)                  2005        0.968            0.970                  -
                                                               2004        0.985            0.968            413,121
                                                               2003        1.000            0.985                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (3/03)           2005        1.260            1.325              1,233
                                                               2004        1.208            1.260              1,236
                                                               2003        1.000            1.208                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)                                                      2005        1.611            1.646                  -
                                                               2004        1.430            1.611                  -
                                                               2003        1.000            1.430                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------              ----    -------------    -------------    ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (3/03)               2005        1.439            1.639             57,476
                                                               2004        1.281            1.439              3,645
                                                               2003        1.000            1.281                  -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.741            2.003                  -
                                                               2004        1.434            1.741                  -
                                                               2003        1.000            1.434                  -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.

On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

AllianceBernstein Large-Cap Growth Portfolio - Class B Shares is no longer available to new contract holders.

Franklin Small-Mid Cap Growth Securities fund - Class 2 Shares is no longer available to new contract holders.

Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract holders.

Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract holders.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract holders.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract holders.

Smith Barney Premier Selection All Cap Growth Portfolio is no longer available to new contract holders.

Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract holders.

                           PORTFOLIO ARCHITECT ACCESS

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (3/03)                            2005        1.452            1.684                  -
                                                               2004        1.238            1.452                  -
                                                               2003        1.000            1.238                  -

   High Yield Bond Trust (5/04)                                2005        1.066            1.060                  -
                                                               2004        1.000            1.066                  -

   Managed Assets Trust (5/04)                                 2005        1.075            1.095                  -
                                                               2004        1.000            1.075                  -

   Money Market Portfolio (3/03)                               2005        0.982            0.991                  -
                                                               2004        0.991            0.982                  -
                                                               2003        1.000            0.991                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/03)                                                      2005        1.270            1.431                  -
                                                               2004        1.194            1.270                  -
                                                               2003        1.000            1.194                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.528            1.710              2,476
                                                               2004        1.372            1.528              5,556
                                                               2003        1.000            1.372                  -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.490            1.698             23,244
                                                               2004        1.349            1.490              8,048
                                                               2003        1.000            1.349                  -

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.430            1.485              2,563
                                                               2004        1.320            1.430              7,137
                                                               2003        1.000            1.320                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.676            1.762                  -
                                                               2004        1.300            1.676                  -
                                                               2003        1.000            1.300                  -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/03)                                                      2005        1.249            1.279              8,268
                                                               2004        1.211            1.249              8,268
                                                               2003        1.000            1.211                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/03)                                               2005        1.450            1.505                  -
                                                               2004        1.327            1.450                  -
                                                               2003        1.000            1.327                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.203            1.301              1,796
                                                               2004        1.074            1.203                  -
                                                               2003        1.000            1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.201            1.298              1,852
                                                               2004        1.067            1.201                  -
                                                               2003        1.000            1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.396            1.514                  -
                                                               2004        1.263            1.396                  -
                                                               2003        1.000            1.263                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.766            2.208              1,001
                                                               2004        1.443            1.766                  -
                                                               2003        1.000            1.443                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.635            1.768              1,808
                                                               2004        1.406            1.635                  -
                                                               2003        1.000            1.406                  -

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.572            1.679                  -
                                                               2004        1.381            1.572                  -
                                                               2003        1.000            1.381                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.366            1.397                  -
                                                               2004        1.263            1.366                  -
                                                               2003        1.000            1.263                  -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (3/03)                                             2005        1.432            1.544              1,630
                                                               2004        1.337            1.432              1,660
                                                               2003        1.000            1.337                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (3/03)                                               2005        1.368            1.391                  -
                                                               2004        1.286            1.368                  -
                                                               2003        1.000            1.286                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2005        1.191            1.259                  -
                                                               2004        1.121            1.191                  -
                                                               2003        1.000            1.121                  -

   Global Life Sciences Portfolio - Service Shares (3/03)      2005        1.347            1.485                890
                                                               2004        1.202            1.347                907
                                                               2003        1.000            1.202                  -

   Global Technology Portfolio - Service Shares (3/03)         2005        1.407            1.540                  -
                                                               2004        1.426            1.407                  -
                                                               2003        1.000            1.426                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Worldwide Growth Portfolio - Service Shares (3/03)          2005        1.322            1.369              1,739
                                                               2004        1.289            1.322              1,771
                                                               2003        1.000            1.289                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.501            1.531                  -
                                                               2004        1.331            1.501                  -
                                                               2003        1.000            1.331                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.371            1.389             14,169
                                                               2004        1.240            1.371             14,169
                                                               2003        1.000            1.240                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.528            1.623              5,212
                                                               2004        1.255            1.528              3,770
                                                               2003        1.000            1.255                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.070            1.110                  -
                                                               2004        1.000            1.070                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.116            1.118                  -
                                                               2004        1.044            1.116                  -
                                                               2003        1.000            1.044                  -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.051            1.057             33,159
                                                               2004        1.021            1.051                  -
                                                               2003        1.000            1.021                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.571            1.730                  -
                                                               2004        1.378            1.571                  -
                                                               2003        1.000            1.378                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.913            2.009              5,292
                                                               2004        1.545            1.913                  -
                                                               2003        1.000            1.545                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.493            1.525                  -
                                                               2004        1.405            1.493              2,536
                                                               2003        1.000            1.405                  -

   Investors Fund - Class I (3/03)                             2005        1.438            1.503                  -
                                                               2004        1.327            1.438                  -
                                                               2003        1.000            1.327                  -

   Large Cap Growth Fund - Class I (3/03)                      2005        1.367            1.411                  -
                                                               2004        1.386            1.367              3,187
                                                               2003        1.000            1.386                  -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.729            1.780              1,443
                                                               2004        1.531            1.729              1,470
                                                               2003        1.000            1.531                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.316            1.405             34,595
                                                               2004        1.260            1.316                  -
                                                               2003        1.000            1.260                  -

   Convertible Securities Portfolio (3/03)                     2005        1.247            1.228                  -
                                                               2004        1.196            1.247                  -
                                                               2003        1.000            1.196                  -

   Disciplined Mid Cap Stock Portfolio (3/03)                  2005        1.541            1.701              1,637
                                                               2004        1.349            1.541              1,668
                                                               2003        1.000            1.349                  -

   Equity Income Portfolio (3/03)                              2005        1.424            1.460             31,901
                                                               2004        1.321            1.424                  -
                                                               2003        1.000            1.321                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------   ----    -------------    -------------    ---------------
Federated High Yield Portfolio (3/03)                       2005        1.254            1.262              4,120
                                                            2004        1.158            1.254                  -
                                                            2003        1.000            1.158                  -

Federated Stock Portfolio (3/03)                            2005        1.403            1.449                  -
                                                            2004        1.293            1.403                  -
                                                            2003        1.000            1.293                  -

Large Cap Portfolio (3/03)                                  2005        1.280            1.366                  -
                                                            2004        1.225            1.280                  -
                                                            2003        1.000            1.225                  -

Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000            1.026                  -

Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.006            1.008                  -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.994            1.038                  -

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)                                                      2005        1.000            1.051                  -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000            1.024             19,524

Mercury Large Cap Core Portfolio (3/03)                     2005        1.381            1.518                  -
                                                            2004        1.215            1.381                  -
                                                            2003        1.000            1.215                  -

MFS Emerging Growth Portfolio (3/03)                        2005        1.381            1.339                  -
                                                            2004        1.249            1.381                  -
                                                            2003        1.000            1.249                  -

MFS Mid Cap Growth Portfolio (3/03)                         2005        1.477            1.493              3,731
                                                            2004        1.319            1.477              3,731
                                                            2003        1.000            1.319                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------   ----    -------------    -------------    ---------------
MFS Total Return Portfolio (3/03)                           2005        1.279            1.292             79,114
                                                            2004        1.169            1.279                  -
                                                            2003        1.000            1.169                  -

MFS Value Portfolio (5/04)                                  2005        1.118            1.168             16,590
                                                            2004        1.000            1.118                  -

Mondrian International Stock Portfolio (3/03)               2005        1.505            1.618             15,527
                                                            2004        1.325            1.505                  -
                                                            2003        1.000            1.325                  -

Pioneer Fund Portfolio (5/03)                               2005        1.322            1.375                  -
                                                            2004        1.213            1.322                  -
                                                            2003        1.000            1.213                  -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000            1.002                  -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.092            1.111             35,176
                                                            2004        1.000            1.092                  -

Strategic Equity Portfolio (3/03)                           2005        1.374            1.376                  -
                                                            2004        1.271            1.374                  -
                                                            2003        1.000            1.271                  -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000            1.072             10,894

Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000            0.980             11,541

Travelers Quality Bond Portfolio (3/03)                     2005        1.045            1.042                  -
                                                            2004        1.031            1.045                  -
                                                            2003        1.000            1.031                  -

U.S. Government Securities Portfolio (5/04)                 2005        1.049            1.074              9,589
                                                            2004        1.000            1.049                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.990            0.995             40,075
                                                               2004        0.998            0.990                  -
                                                               2003        1.000            0.998                  -

   Social Awareness Stock Portfolio (5/04)                     2005        1.080            1.106                  -
                                                               2004        1.000            1.080                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/03)                 2005        1.513            1.545                  -
                                                               2004        1.313            1.513                  -
                                                               2003        1.000            1.313                  -

   Enterprise Portfolio - Class II Shares (3/03)               2005        1.251            1.324                  -
                                                               2004        1.228            1.251                  -
                                                               2003        1.000            1.228                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/03)            2005        1.442            1.650             15,108
                                                               2004        1.276            1.442              2,643
                                                               2003        1.000            1.276                  -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/03)                                                      2005        1.243            1.472              1,845
                                                               2004        1.251            1.243              1,879
                                                               2003        1.000            1.251                  -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.763            2.042              3,342
                                                               2004        1.441            1.763              3,342
                                                               2003        1.000            1.441                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (3/03)                            2005        1.241            1.438                  -
                                                               2004        1.058            1.241                  -
                                                               2003        1.000            1.058                  -

   High Yield Bond Trust (5/04)                                2005        1.066            1.059                  -
                                                               2004        1.000            1.066                  -

   Managed Assets Trust (5/04)                                 2005        1.074            1.094                  -
                                                               2004        1.000            1.074                  -

   Money Market Portfolio (3/03)                               2005        0.989            0.998                  -
                                                               2004        0.998            0.989                  -
                                                               2003        1.000            0.998                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/03)                                                      2005        1.098            1.236                  -
                                                               2004        1.033            1.098                  -
                                                               2003        1.000            1.033                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.185            1.326             10,254
                                                               2004        1.065            1.185                  -
                                                               2003        1.000            1.065                  -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.152            1.312                  -
                                                               2004        1.044            1.152                  -
                                                               2003        1.000            1.044                  -

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.150            1.193                  -
                                                               2004        1.062            1.150                  -
                                                               2003        1.000            1.062                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.357            1.426                  -
                                                               2004        1.053            1.357                  -
                                                               2003        1.000            1.053                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/03)                                                      2005        1.091            1.117                  -
                                                               2004        1.059            1.091                  -
                                                               2003        1.000            1.059                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/03)                                               2005        1.134            1.177                  -
                                                               2004        1.038            1.134                  -
                                                               2003        1.000            1.038                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.203            1.300                  -
                                                               2004        1.074            1.203                  -
                                                               2003        1.000            1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.201            1.297                  -
                                                               2004        1.067            1.201                  -
                                                               2003        1.000            1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.165            1.263                  -
                                                               2004        1.055            1.165                  -
                                                               2003        1.000            1.055                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.324            1.655                  -
                                                               2004        1.083            1.324                  -
                                                               2003        1.000            1.083                  -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.239            1.339              9,977
                                                               2004        1.066            1.239                  -
                                                               2003        1.000            1.066                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.227            1.310             10,032
                                                               2004        1.078            1.227                  -
                                                               2003        1.000            1.078                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.147            1.172                  -
                                                               2004        1.061            1.147                  -
                                                               2003        1.000            1.061                  -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (3/03)                                             2005        1.143            1.232                  -
                                                               2004        1.069            1.143                  -
                                                               2003        1.000            1.069                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (3/03)                                               2005        1.132            1.151                  -
                                                               2004        1.065            1.132                  -
                                                               2003        1.000            1.065                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2005        1.099            1.161                  -
                                                               2004        1.035            1.099                  -
                                                               2003        1.000            1.035                  -

   Global Life Sciences Portfolio - Service Shares (3/03)      2005        1.226            1.350                  -
                                                               2004        1.094            1.226                  -
                                                               2003        1.000            1.094                  -

   Global Technology Portfolio - Service Shares (3/03)         2005        0.992            1.085                  -
                                                               2004        1.006            0.992                  -
                                                               2003        1.000            1.006                  -

   Worldwide Growth Portfolio - Service Shares (3/03)          2005        1.086            1.125                  -
                                                               2004        1.060            1.086                  -
                                                               2003        1.000            1.060                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.182            1.205                  -
                                                               2004        1.049            1.182                  -
                                                               2003        1.000            1.049                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.189            1.204                  -
                                                               2004        1.076            1.189                  -
                                                               2003        1.000            1.076                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.313            1.393                  -
                                                               2004        1.079            1.313                  -
                                                               2003        1.000            1.079                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.070            1.110                  -
                                                               2004        1.000            1.070                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.084            1.085                  -
                                                               2004        1.015            1.084                  -
                                                               2003        1.000            1.015                  -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.044            1.049                  -
                                                               2004        1.015            1.044                  -
                                                               2003        1.000            1.015                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.247            1.372                  -
                                                               2004        1.094            1.247                  -
                                                               2003        1.000            1.094                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.335            1.402                  -
                                                               2004        1.079            1.335                  -
                                                               2003        1.000            1.079                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------              ----    -------------    -------------    ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.133            1.156                  -
                                                               2004        1.067            1.133                  -
                                                               2003        1.000            1.067                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ---------------
   Investors Fund - Class I (3/03)                             2005        1.159            1.211                  -
                                                               2004        1.071            1.159                  -
                                                               2003        1.000            1.071                  -

   Large Cap Growth Fund - Class I (3/03)                      2005        1.027            1.060                  -
                                                               2004        1.042            1.027                  -
                                                               2003        1.000            1.042                  -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.187            1.221                  -
                                                               2004        1.051            1.187                  -
                                                               2003        1.000            1.051                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.086            1.158                  -
                                                               2004        1.040            1.086                  -
                                                               2003        1.000            1.040                  -

   Convertible Securities Portfolio (3/03)                     2005        1.089            1.072                  -
                                                               2004        1.044            1.089                  -
                                                               2003        1.000            1.044                  -

   Disciplined Mid Cap Stock Portfolio (3/03)                  2005        1.185            1.306                  -
                                                               2004        1.037            1.185                  -
                                                               2003        1.000            1.037                  -

   Equity Income Portfolio (3/03)                              2005        1.143            1.171                  -
                                                               2004        1.060            1.143                  -
                                                               2003        1.000            1.060                  -

   Federated High Yield Portfolio (3/03)                       2005        1.110            1.116                  -
                                                               2004        1.025            1.110                  -
                                                               2003        1.000            1.025                  -

   Federated Stock Portfolio (3/03)                            2005        1.172            1.210                  -
                                                               2004        1.081            1.172                  -
                                                               2003        1.000            1.081                  -

   Large Cap Portfolio (3/03)                                  2005        1.101            1.173                  -
                                                               2004        1.054            1.101                  -
                                                               2003        1.000            1.054                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------   ----    -------------    -------------    ---------------
Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000            1.026                  -

Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.006            1.008                  -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.994            1.038                  -

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)                                                      2005        1.000            1.050                  -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000            1.024                  -

Mercury Large Cap Core Portfolio (3/03)                     2005        1.181            1.298                  -
                                                            2004        1.039            1.181                  -
                                                            2003        1.000            1.039                  -

MFS Emerging Growth Portfolio (3/03)                        2005        1.130            1.096                  -
                                                            2004        1.022            1.130                  -
                                                            2003        1.000            1.022                  -

MFS Mid Cap Growth Portfolio (3/03)                         2005        1.141            1.153                  -
                                                            2004        1.020            1.141                  -
                                                            2003        1.000            1.020                  -

MFS Total Return Portfolio (3/03)                           2005        1.150            1.161                  -
                                                            2004        1.052            1.150                  -
                                                            2003        1.000            1.052                  -

MFS Value Portfolio (5/04)                                  2005        1.118            1.167                  -
                                                            2004        1.000            1.118                  -

Mondrian International Stock Portfolio (3/03)               2005        1.226            1.317             10,151
                                                            2004        1.080            1.226                  -
                                                            2003        1.000            1.080                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------    -------------    ---------------
   Pioneer Fund Portfolio (5/03)                               2005        1.155            1.201                  -
                                                               2004        1.060            1.155                  -
                                                               2003        1.000            1.060                  -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000            1.001                  -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.092            1.110                  -
                                                               2004        1.000            1.092                  -

   Strategic Equity Portfolio (3/03)                           2005        1.154            1.155                  -
                                                               2004        1.067            1.154                  -
                                                               2003        1.000            1.067                  -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000            1.071                  -

   Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000            0.980                  -

   Travelers Quality Bond Portfolio (3/03)                     2005        1.029            1.026                  -
                                                               2004        1.016            1.029                  -
                                                               2003        1.000            1.016                  -

   U.S. Government Securities Portfolio (5/04)                 2005        1.049            1.073                  -
                                                               2004        1.000            1.049                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992            0.996                  -
                                                               2004        1.000            0.992                  -
                                                               2003        1.000            1.000                  -

   Social Awareness Stock Portfolio (5/04)                     2005        1.079            1.105                  -
                                                               2004        1.000            1.079                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/03)                 2005        1.243            1.269                  -
                                                               2004        1.079            1.243                  -
                                                               2003        1.000            1.079                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Enterprise Portfolio - Class II Shares (3/03)               2005        1.058            1.119                  -
                                                               2004        1.039            1.058                  -
                                                               2003        1.000            1.039                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/03)            2005        1.183            1.354                  -
                                                               2004        1.048            1.183                  -
                                                               2003        1.000            1.048                  -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/03)                                                      2005        1.038            1.228                  -
                                                               2004        1.045            1.038                  -
                                                               2003        1.000            1.045                  -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.320            1.528                  -
                                                               2004        1.080            1.320                  -
                                                               2003        1.000            1.080                  -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
              PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------              ----    -------------    -------------    ---------------
Capital Appreciation Fund (3/03)                            2005        1.447            1.675             45,457
                                                            2004        1.236            1.447             54,593
                                                            2003        1.000            1.236                  -

High Yield Bond Trust (5/04)                                2005        1.065            1.057            140,129
                                                            2004        1.000            1.065             35,113

   Managed Assets Trust (5/04)                                 2005        1.073            1.091             38,276
                                                               2004        1.000            1.073             35,707

   Money Market Portfolio (3/03)                               2005        0.979            0.986             86,111
                                                               2004        0.989            0.979            465,719
                                                               2003        1.000            0.989                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/03)                                                      2005        1.265            1.423             39,342
                                                               2004        1.193            1.265             12,302
                                                               2003        1.000            1.193              3,122

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.522            1.701            425,481
                                                               2004        1.370            1.522            234,452
                                                               2003        1.000            1.370             12,737

   Growth Fund - Class 2 Shares (3/03)                         2005        1.484            1.689          1,231,360
                                                               2004        1.347            1.484            923,187
                                                               2003        1.000            1.347             28,742

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.425            1.476          1,210,005
                                                               2004        1.318            1.425            940,189
                                                               2003        1.000            1.318             26,915

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.670           1.752             174,657
                                                               2004        1.298           1.670             181,465
                                                               2003        1.000           1.298               4,209

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/03)                                                      2005        1.244           1.272              48,709
                                                               2004        1.210           1.244             112,323
                                                               2003        1.000           1.210               3,166

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/03)                                               2005        1.445           1.497             103,403
                                                               2004        1.325           1.445              92,570
                                                               2003        1.000           1.325                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201           1.295             606,389
                                                               2004        1.074           1.201             452,973
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199           1.293             264,001
                                                               2004        1.067           1.199             208,937
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.391           1.506             123,452
                                                               2004        1.261           1.391              95,667
                                                               2003        1.000           1.261               4,281

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.760           2.196             477,770
                                                               2004        1.441           1.760             175,212
                                                               2003        1.000           1.441                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.629           1.758             285,759
                                                               2004        1.404           1.629             246,113
                                                               2003        1.000           1.404                   -

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.567           1.670             502,369
                                                               2004        1.379           1.567             284,951
                                                               2003        1.000           1.379               9,394

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.361           1.390             229,159
                                                               2004        1.261           1.361             182,896
                                                               2003        1.000           1.261               1,247

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (3/03)                                             2005        1.427           1.535              75,082
                                                               2004        1.335           1.427              53,354
                                                               2003        1.000           1.335                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (3/03)                                               2005        1.363           1.383              22,414
                                                               2004        1.284           1.363              22,418
                                                               2003        1.000           1.284                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2005        1.187           1.252                   -
                                                               2004        1.120           1.187              34,646
                                                               2003        1.000           1.120                   -

   Global Life Sciences Portfolio - Service Shares (3/03)      2005        1.342           1.476               1,381
                                                               2004        1.200           1.342               1,158
                                                               2003        1.000           1.200                   -

   Global Technology Portfolio - Service Shares (3/03)         2005        1.402           1.531                   -
                                                               2004        1.424           1.402                   -
                                                               2003        1.000           1.424                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Worldwide Growth Portfolio - Service Shares (3/03)          2005        1.317           1.362                   -
                                                               2004        1.287           1.317                   -
                                                               2003        1.000           1.287                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.496           1.523             109,468
                                                               2004        1.330           1.496             115,988
                                                               2003        1.000           1.330                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.366           1.382             644,943
                                                               2004        1.239           1.366             440,296
                                                               2003        1.000           1.239              12,045

   Mid-Cap Value Portfolio (5/03)                              2005        1.523           1.614             405,956
                                                               2004        1.254           1.523             380,601
                                                               2003        1.000           1.254              14,144

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.069           1.107             245,415
                                                               2004        1.000           1.069             164,492

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.112           1.112             384,057
                                                               2004        1.043           1.112             514,310
                                                               2003        1.000           1.043               1,456

   Total Return Portfolio - Administrative Class (3/03)        2005        1.047           1.051             774,951
                                                               2004        1.020           1.047             519,365
                                                               2003        1.000           1.020              15,475

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.566           1.720              12,364
                                                               2004        1.376           1.566              23,385
                                                               2003        1.000           1.376               2,892

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.906           1.998               49,635
                                                               2004        1.542           1.906               16,112
                                                               2003        1.000           1.542                1,021

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.488           1.516              154,603
                                                               2004        1.403           1.488               66,682
                                                               2003        1.000           1.403                2,793

   Investors Fund - Class I (3/03)                             2005        1.433           1.494               19,417
                                                               2004        1.325           1.433               22,710
                                                               2003        1.000           1.325                    -

   Large Cap Growth Fund - Class I (3/03)                      2005        1.362           1.404               32,630
                                                               2004        1.384           1.362               13,841
                                                               2003        1.000           1.384                    -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.723           1.770              164,255
                                                               2004        1.529           1.723              104,264
                                                               2003        1.000           1.529                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.312           1.397               81,925
                                                               2004        1.258           1.312               93,031
                                                               2003        1.000           1.258                    -

   Convertible Securities Portfolio (3/03)                     2005        1.243           1.222            1,216,833
                                                               2004        1.194           1.243            1,516,068
                                                               2003        1.000           1.194               10,500

   Disciplined Mid Cap Stock Portfolio (3/03)                  2005        1.536           1.691               23,485
                                                               2004        1.347           1.536               11,457
                                                               2003        1.000           1.347                    -

   Equity Income Portfolio (3/03)                              2005        1.419           1.452              141,616
                                                               2004        1.319           1.419              135,951
                                                               2003        1.000           1.319                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                   PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR        END OF YEAR
-------------------------------------------------------     ----    -------------   -------------     ---------------
Federated High Yield Portfolio (3/03)                       2005        1.249           1.255              49,177
                                                            2004        1.156           1.249              31,594
                                                            2003        1.000           1.156               1,648

Federated Stock Portfolio (3/03)                            2005        1.398           1.441               2,771
                                                            2004        1.291           1.398               2,096
                                                            2003        1.000           1.291                   -

Large Cap Portfolio (3/03)                                  2005        1.276           1.358              45,736
                                                            2004        1.223           1.276              22,564
                                                            2003        1.000           1.223                   -

Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000           1.026                   -

Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.005           1.007                   -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.994           1.037                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)                                                      2005        1.000           1.050                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.023                   -

Mercury Large Cap Core Portfolio (3/03)                     2005        1.376           1.510             283,484
                                                            2004        1.213           1.376             206,393
                                                            2003        1.000           1.213              10,307

MFS Emerging Growth Portfolio (3/03)                        2005        1.376           1.334                   -
                                                            2004        1.247           1.376                   -
                                                            2003        1.000           1.247                   -

MFS Mid Cap Growth Portfolio (3/03)                         2005        1.472           1.485              23,234
                                                            2004        1.317           1.472              21,906
                                                            2003        1.000           1.317              11,566

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR        END OF YEAR
-----------------------------------------------------       ----    -------------   -------------     ---------------
MFS Total Return Portfolio (3/03)                           2005        1.274           1.285             431,956
                                                            2004        1.168           1.274             440,081
                                                            2003        1.000           1.168              10,822

MFS Value Portfolio (5/04)                                  2005        1.117           1.164              25,085
                                                            2004        1.000           1.117              48,449

Mondrian International Stock Portfolio (3/03)               2005        1.500           1.609             252,815
                                                            2004        1.323           1.500              86,451
                                                            2003        1.000           1.323                   -

Pioneer Fund Portfolio (5/03)                               2005        1.318           1.368              55,947
                                                            2004        1.211           1.318             159,854
                                                            2003        1.000           1.211                   -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000           1.001               2,433

Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.107             168,079
                                                            2004        1.000           1.091              98,398

Strategic Equity Portfolio (3/03)                           2005        1.369           1.368                   -
                                                            2004        1.269           1.369                   -
                                                            2003        1.000           1.269                   -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000           1.071                   -

Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000           0.979                   -

Travelers Quality Bond Portfolio (3/03)                     2005        1.041           1.036             123,686
                                                            2004        1.029           1.041             252,723
                                                            2003        1.000           1.029              11,845

U.S. Government Securities Portfolio (5/04)                 2005        1.047           1.070             166,408
                                                            2004        1.000           1.047               6,600

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.988           0.990            1,373,996
                                                               2004        0.997           0.988            1,756,766
                                                               2003        1.000           0.997                    -

   Social Awareness Stock Portfolio (5/04)                     2005        1.078           1.102                    -
                                                               2004        1.000           1.078                    -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/03)                 2005        1.507           1.537              348,842
                                                               2004        1.311           1.507              292,501
                                                               2003        1.000           1.311                    -

   Enterprise Portfolio - Class II Shares (3/03)               2005        1.246           1.316                    -
                                                               2004        1.226           1.246                    -
                                                               2003        1.000           1.226                    -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/03)            2005        1.437           1.641              514,208
                                                               2004        1.274           1.437              512,381
                                                               2003        1.000           1.274               25,112

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/03)                                                      2005        1.239           1.464               26,607
                                                               2004        1.249           1.239               28,672
                                                               2003        1.000           1.249                    -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.757           2.030              238,521
                                                               2004        1.439           1.757              223,889
                                                               2003        1.000           1.439                3,892

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/03)                            2005        1.238           1.432               -
                                                               2004        1.058           1.238               -
                                                               2003        1.000           1.058               -

   High Yield Bond Trust (5/04)                                2005        1.065           1.056               -
                                                               2004        1.000           1.065               -

   Managed Assets Trust (5/04)                                 2005        1.073           1.090               -
                                                               2004        1.000           1.073               -

   Money Market Portfolio (3/03)                               2005        0.987           0.993               -
                                                               2004        0.998           0.987               -
                                                               2003        1.000           0.998               -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/03)                                                      2005        1.095           1.231               -
                                                               2004        1.033           1.095               -
                                                               2003        1.000           1.033               -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.183           1.321               -
                                                               2004        1.065           1.183               -
                                                               2003        1.000           1.065               -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.149           1.307               -
                                                               2004        1.044           1.149               -
                                                               2003        1.000           1.044               -

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.147           1.188               -
                                                               2004        1.062           1.147               -
                                                               2003        1.000           1.062               -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.354           1.420               -
                                                               2004        1.053           1.354               -
                                                               2003        1.000           1.053               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/03)                                                      2005        1.089           1.112                -
                                                               2004        1.059           1.089                -
                                                               2003        1.000           1.059                -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/03)                                               2005        1.131           1.171                -
                                                               2004        1.038           1.131                -
                                                               2003        1.000           1.038                -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.200           1.294                -
                                                               2004        1.073           1.200                -
                                                               2003        1.000           1.073                -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.198           1.291                -
                                                               2004        1.067           1.198                -
                                                               2003        1.000           1.067                -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.162           1.258                -
                                                               2004        1.054           1.162                -
                                                               2003        1.000           1.054                -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.321           1.648                -
                                                               2004        1.083           1.321                -
                                                               2003        1.000           1.083                -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.236           1.333                -
                                                               2004        1.066           1.236                -
                                                               2003        1.000           1.066                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.224           1.304                -
                                                               2004        1.078           1.224                -
                                                               2003        1.000           1.078                -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.144           1.167                -
                                                               2004        1.060           1.144                -
                                                               2003        1.000           1.060                -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (3/03)                                             2005        1.141           1.227                -
                                                               2004        1.068           1.141                -
                                                               2003        1.000           1.068                -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (3/03)                                               2005        1.130           1.146                -
                                                               2004        1.065           1.130                -
                                                               2003        1.000           1.065                -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2005        1.097           1.156                -
                                                               2004        1.035           1.097                -
                                                               2003        1.000           1.035                -

   Global Life Sciences Portfolio - Service Shares (3/03)      2005        1.223           1.345                -
                                                               2004        1.094           1.223                -
                                                               2003        1.000           1.094                -

   Global Technology Portfolio - Service Shares (3/03)         2005        0.990           1.081                -
                                                               2004        1.006           0.990                -
                                                               2003        1.000           1.006                -

   Worldwide Growth Portfolio - Service Shares (3/03)          2005        1.084           1.120                -
                                                               2004        1.060           1.084                -
                                                               2003        1.000           1.060                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.179           1.200                -
                                                               2004        1.048           1.179                -
                                                               2003        1.000           1.048                -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.186           1.199                -
                                                               2004        1.076           1.186                -
                                                               2003        1.000           1.076                -

   Mid-Cap Value Portfolio (5/03)                              2005        1.310           1.387                -
                                                               2004        1.079           1.310                -
                                                               2003        1.000           1.079                -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.068           1.106                -
                                                               2004        1.000           1.068                -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.081           1.081                -
                                                               2004        1.015           1.081                -
                                                               2003        1.000           1.015                -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.042           1.045                -
                                                               2004        1.015           1.042                -
                                                               2003        1.000           1.015                -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.244           1.366                -
                                                               2004        1.094           1.244                -
                                                               2003        1.000           1.094                -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.332           1.396                -
                                                               2004        1.079           1.332                -
                                                               2003        1.000           1.079                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR         YEAR        END OF YEAR        END OF YEAR
-------------------------------------------                    ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.131           1.151                -
                                                               2004        1.067           1.131                -
                                                               2003        1.000           1.067                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
               PORTFOLIO NAME                                  YEAR         YEAR        END OF YEAR        END OF YEAR
---------------------------------------------                  ----    -------------   -------------     ---------------
   Investors Fund - Class I (3/03)                             2005        1.157           1.206                -
                                                               2004        1.071           1.157                -
                                                               2003        1.000           1.071                -

   Large Cap Growth Fund - Class I (3/03)                      2005        1.025           1.055                -
                                                               2004        1.042           1.025                -
                                                               2003        1.000           1.042                -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.184           1.216                -
                                                               2004        1.051           1.184                -
                                                               2003        1.000           1.051                -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.083           1.153                -
                                                               2004        1.039           1.083                -
                                                               2003        1.000           1.039                -

   Convertible Securities Portfolio (3/03)                     2005        1.086           1.067                -
                                                               2004        1.044           1.086                -
                                                               2003        1.000           1.044                -

   Disciplined Mid Cap Stock Portfolio (3/03)                  2005        1.182           1.301                -
                                                               2004        1.037           1.182                -
                                                               2003        1.000           1.037                -

   Equity Income Portfolio (3/03)                              2005        1.140           1.166                -
                                                               2004        1.060           1.140                -
                                                               2003        1.000           1.060                -

   Federated High Yield Portfolio (3/03)                       2005        1.107           1.112                -
                                                               2004        1.025           1.107                -
                                                               2003        1.000           1.025                -

   Federated Stock Portfolio (3/03)                            2005        1.169           1.205                -
                                                               2004        1.081           1.169                -
                                                               2003        1.000           1.081                -

   Large Cap Portfolio (3/03)                                  2005        1.098           1.168                -
                                                               2004        1.053           1.098                -
                                                               2003        1.000           1.053                -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000           1.025                -

Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.005           1.007                -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.994           1.036                -

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)                                                      2005        1.000           1.049                -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.023                -

Mercury Large Cap Core Portfolio (3/03)                     2005        1.178           1.292                -
                                                            2004        1.039           1.178                -
                                                            2003        1.000           1.039                -

MFS Emerging Growth Portfolio (3/03)                        2005        1.128           1.093                -
                                                            2004        1.022           1.128                -
                                                            2003        1.000           1.022                -

MFS Mid Cap Growth Portfolio (3/03)                         2005        1.138           1.148                -
                                                            2004        1.019           1.138                -
                                                            2003        1.000           1.019                -

MFS Total Return Portfolio (3/03)                           2005        1.147           1.156                -
                                                            2004        1.052           1.147                -
                                                            2003        1.000           1.052                -

MFS Value Portfolio (5/04)                                  2005        1.117           1.163                -
                                                            2004        1.000           1.117                -

Mondrian International Stock Portfolio (3/03)               2005        1.224           1.312                -
                                                            2004        1.080           1.224                -
                                                            2003        1.000           1.080                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Pioneer Fund Portfolio (5/03)                               2005        1.153           1.196                -
                                                               2004        1.060           1.153                -
                                                               2003        1.000           1.060                -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000           1.000                -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.090           1.106                -
                                                               2004        1.000           1.090                -

   Strategic Equity Portfolio (3/03)                           2005        1.151           1.150                -
                                                               2004        1.067           1.151                -
                                                               2003        1.000           1.067                -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000           1.070                -

   Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000           0.979                -

   Travelers Quality Bond Portfolio (3/03)                     2005        1.027           1.022                -
                                                               2004        1.016           1.027                -
                                                               2003        1.000           1.016                -

   U.S. Government Securities Portfolio (5/04)                 2005        1.047           1.069                -
                                                               2004        1.000           1.047                -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.990           0.991                -
                                                               2004        0.999           0.990                -
                                                               2003        1.000           0.999                -

   Social Awareness Stock Portfolio (5/04)                     2005        1.078           1.101                -
                                                               2004        1.000           1.078                -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/03)                 2005        1.240           1.263                -
                                                               2004        1.079           1.240                -
                                                               2003        1.000           1.079                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Enterprise Portfolio - Class II Shares (3/03)               2005        1.055           1.114                -
                                                               2004        1.039           1.055                -
                                                               2003        1.000           1.039                -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/03)            2005        1.180           1.348                -
                                                               2004        1.047           1.180                -
                                                               2003        1.000           1.047                -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/03)                                                      2005        1.035           1.223                -
                                                               2004        1.045           1.035                -
                                                               2003        1.000           1.045                -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.317           1.521                -
                                                               2004        1.079           1.317                -
                                                               2003        1.000           1.079                -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
        PORTFOLIO NAME                                      YEAR         YEAR        END OF YEAR        END OF YEAR
--------------------------------                            ----    -------------   -------------     ---------------
Capital Appreciation Fund (3/03)                            2005        1.444           1.670               44,279
                                                            2004        1.235           1.444                    -
                                                            2003        1.000           1.235                    -

High Yield Bond Trust (5/04)                                2005        1.064           1.055               80,782
                                                            2004        1.000           1.064                    -

Managed Assets Trust (5/04)                                 2005        1.072           1.089               35,706

                                                               2004        1.000           1.072                    -

   Money Market Portfolio (3/03)                               2005        0.977           0.983                    -
                                                               2004        0.989           0.977                    -
                                                               2003        1.000           0.989                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/03)                                                      2005        1.263           1.419                    -
                                                               2004        1.192           1.263                    -
                                                               2003        1.000           1.192                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.520           1.696              311,115
                                                               2004        1.369           1.520              152,636
                                                               2003        1.000           1.369                7,894

   Growth Fund - Class 2 Shares (3/03)                         2005        1.482           1.684            1,157,392
                                                               2004        1.346           1.482              542,670
                                                               2003        1.000           1.346              119,024

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.422           1.472              738,222
                                                               2004        1.317           1.422              433,106
                                                               2003        1.007           1.317                3,553

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.667           1.748              20,620
                                                               2004        1.297           1.667                   -
                                                               2003        1.000           1.297                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/03)                                                      2005        1.242           1.268               6,544
                                                               2004        1.209           1.242                   -
                                                               2003        1.000           1.209                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/03)                                               2005        1.442           1.493              41,812
                                                               2004        1.324           1.442                   -
                                                               2003        1.000           1.324                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.293             103,561
                                                               2004        1.073           1.199                   -
                                                               2003        1.000           1.073                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.290              17,336
                                                               2004        1.067           1.197                   -
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.388           1.501             195,115
                                                               2004        1.260           1.388             129,222
                                                               2003        1.000           1.260              80,498

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.757           2.191             115,785
                                                               2004        1.440           1.757              10,803
                                                               2003        1.000           1.440                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.627           1.753             200,936
                                                               2004        1.403           1.627              32,716
                                                               2003        1.000           1.403                   -

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.564           1.666             281,583
                                                               2004        1.378           1.564               7,737
                                                               2003        1.000           1.378                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.359           1.386             140,639
                                                               2004        1.260           1.359              63,632
                                                               2003        1.000           1.260                   -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (3/03)                                             2005        1.424           1.531               2,152
                                                               2004        1.334           1.424                   -
                                                               2003        1.000           1.334                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (3/03)                                               2005        1.361           1.380                   -
                                                               2004        1.283           1.361                   -
                                                               2003        1.000           1.283                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2005        1.185           1.248                   -
                                                               2004        1.119           1.185                   -
                                                               2003        1.000           1.119                   -

   Global Life Sciences Portfolio - Service Shares (3/03)      2005        1.340           1.472                   -
                                                               2004        1.199           1.340                   -
                                                               2003        1.000           1.199                   -

   Global Technology Portfolio - Service Shares (3/03)         2005        1.399           1.527                   -
                                                               2004        1.423           1.399                   -
                                                               2003        1.000           1.423                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Worldwide Growth Portfolio - Service Shares (3/03)          2005        1.315           1.358                   -
                                                               2004        1.286           1.315                   -
                                                               2003        1.000           1.286                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.493           1.519              63,025
                                                               2004        1.329           1.493               1,482
                                                               2003        1.000           1.329                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.364           1.378             221,399
                                                               2004        1.238           1.364             143,847
                                                               2003        1.000           1.238                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.520           1.610             173,155
                                                               2004        1.253           1.520              38,251
                                                               2003        1.000           1.253                   -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.068           1.105                   -
                                                               2004        1.000           1.068                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.110           1.109             208,749
                                                               2004        1.042           1.110             157,639
                                                               2003        1.000           1.042               8,555

   Total Return Portfolio - Administrative Class (3/03)        2005        1.046           1.048             611,269
                                                               2004        1.019           1.046             458,318
                                                               2003        0.998           1.019                   -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.563           1.716                   -
                                                               2004        1.375           1.563                   -
                                                               2003        1.018           1.375                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.903           1.993              26,730
                                                               2004        1.541           1.903              13,240
                                                               2003        1.000           1.541                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.485           1.512               1,675
                                                               2004        1.402           1.485             104,060
                                                               2003        1.000           1.402             102,702

   Investors Fund - Class I (3/03)                             2005        1.430           1.490               9,199
                                                               2004        1.324           1.430               1,406
                                                               2003        1.000           1.324                   -

   Large Cap Growth Fund - Class I (3/03)                      2005        1.360           1.400               3,608
                                                               2004        1.383           1.360                   -
                                                               2003        1.000           1.383                   -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.720           1.765              20,331
                                                               2004        1.527           1.720              11,011
                                                               2003        1.000           1.527              11,011

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.309           1.393                   -
                                                               2004        1.257           1.309                   -
                                                               2003        1.000           1.257                   -

   Convertible Securities Portfolio (3/03)                     2005        1.241           1.218              44,547
                                                               2004        1.193           1.241                   -
                                                               2003        1.000           1.193                   -

   Disciplined Mid Cap Stock Portfolio (3/03)                  2005        1.533           1.686                   -
                                                               2004        1.346           1.533                   -
                                                               2003        1.000           1.346                   -

   Equity Income Portfolio (3/03)                              2005        1.416           1.448             225,054
                                                               2004        1.318           1.416              83,992
                                                               2003        1.000           1.318               9,187

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Federated High Yield Portfolio (3/03)                       2005        1.247           1.251               3,078
                                                            2004        1.155           1.247                   -
                                                            2003        1.000           1.155                   -

Federated Stock Portfolio (3/03)                            2005        1.395           1.437                   -
                                                            2004        1.290           1.395                   -
                                                            2003        1.000           1.290                   -

Large Cap Portfolio (3/03)                                  2005        1.274           1.354              32,294
                                                            2004        1.222           1.274               2,890
                                                            2003        1.000           1.222                   -

Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000           1.025                   -

Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.005           1.007                   -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.994           1.036             247,822

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)                                                      2005        1.000           1.049             249,318

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.022             110,895

Mercury Large Cap Core Portfolio (3/03)                     2005        1.374           1.506              79,498
                                                            2004        1.212           1.374                   -
                                                            2003        1.000           1.212                   -

MFS Emerging Growth Portfolio (3/03)                        2005        1.374           1.331                   -
                                                            2004        1.246           1.374                   -
                                                            2003        1.000           1.246                   -

MFS Mid Cap Growth Portfolio (3/03)                         2005        1.469           1.481                   -
                                                            2004        1.316           1.469                   -
                                                            2003        1.000           1.316                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                             YEAR         YEAR        END OF YEAR        END OF YEAR
-----------------------------------------------------       ----    -------------   -------------     ---------------
MFS Total Return Portfolio (3/03)                           2005        1.272           1.281             687,194
                                                            2004        1.167           1.272             170,874
                                                            2003        1.003           1.167              12,195

MFS Value Portfolio (5/04)                                  2005        1.116           1.163             359,684
                                                            2004        1.000           1.116              44,093

Mondrian International Stock Portfolio (3/03)               2005        1.497           1.604              66,903
                                                            2004        1.322           1.497              27,609
                                                            2003        1.000           1.322                   -

Pioneer Fund Portfolio (5/03)                               2005        1.316           1.364               6,297
                                                            2004        1.210           1.316                   -
                                                            2003        1.000           1.210                   -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000           1.000                   -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.090           1.105             285,343
                                                            2004        1.000           1.090             123,208

Strategic Equity Portfolio (3/03)                           2005        1.367           1.365               2,341
                                                            2004        1.268           1.367                   -
                                                            2003        1.000           1.268                   -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000           1.070               5,294

Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000           0.979                   -

Travelers Quality Bond Portfolio (3/03)                     2005        1.039           1.033              12,007
                                                            2004        1.029           1.039                   -
                                                            2003        1.000           1.029                   -

U.S. Government Securities Portfolio (5/04)                 2005        1.047           1.068              59,199
                                                            2004        1.000           1.047                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.987           0.988             102,498
                                                               2004        0.997           0.987             277,373
                                                               2003        1.000           0.997                   -

   Social Awareness Stock Portfolio (5/04)                     2005        1.077           1.100                   -
                                                               2004        1.000           1.077                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/03)                 2005        1.505           1.533             211,606
                                                               2004        1.310           1.505                   -
                                                               2003        1.000           1.310                   -

   Enterprise Portfolio - Class II Shares (3/03)               2005        1.244           1.313                   -
                                                               2004        1.225           1.244                   -
                                                               2003        1.000           1.225                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/03)            2005        1.434           1.637             113,211
                                                               2004        1.273           1.434                   -
                                                               2003        1.000           1.273                   -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/03)                                                      2005        1.237           1.460                   -
                                                               2004        1.248           1.237                   -
                                                               2003        1.000           1.248                   -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.754           2.025             143,326
                                                               2004        1.438           1.754              18,434
                                                               2003        1.000           1.438                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/03)                            2005        1.442           1.665              12,726
                                                               2004        1.234           1.442                   -
                                                               2003        1.000           1.234                   -

   High Yield Bond Trust (5/04)                                2005        1.063           1.053              10,946
                                                               2004        1.000           1.063              10,946

   Managed Assets Trust (5/04)                                 2005        1.072           1.088                   -
                                                               2004        1.000           1.072                   -

   Money Market Portfolio (3/03)                               2005        0.975           0.981                   -
                                                               2004        0.988           0.975                   -
                                                               2003        1.000           0.988                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/03)                                                      2005        1.261           1.415                   -
                                                               2004        1.191           1.261                   -
                                                               2003        1.000           1.191                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.517           1.691               2,644
                                                               2004        1.368           1.517               4,344
                                                               2003        1.000           1.368                   -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.479           1.680             244,595
                                                               2004        1.345           1.479             250,691
                                                               2003        1.000           1.345                   -

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.420           1.468             149,489
                                                               2004        1.316           1.420             176,539
                                                               2003        1.000           1.316               2,830

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.664           1.743              39,879
                                                               2004        1.296           1.664              39,497
                                                               2003        1.000           1.296                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund

   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/03)                                                      2005        1.240           1.265                  -
                                                               2004        1.208           1.240                  -
                                                               2003        1.000           1.208                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/03)                                               2005        1.440           1.489             16,129
                                                               2004        1.323           1.440                  -
                                                               2003        1.000           1.323                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.198           1.290              4,463
                                                               2004        1.073           1.198              2,121
                                                               2003        1.000           1.073                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.196           1.287             49,669
                                                               2004        1.067           1.196             51,868
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.386           1.497              9,287
                                                               2004        1.259           1.386              4,690
                                                               2003        1.000           1.259              2,907

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.754           2.185             50,633
                                                               2004        1.439           1.754             33,018
                                                               2003        1.000           1.439                  -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.624           1.748             22,827
                                                               2004        1.402           1.624             29,189
                                                               2003        1.000           1.402                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.561           1.661              17,999
                                                               2004        1.377           1.561               3,426
                                                               2003        1.000           1.377               2,800

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.357           1.382             192,293
                                                               2004        1.259           1.357             190,445
                                                               2003        1.000           1.259                   -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (3/03)                                             2005        1.422           1.527                   -
                                                               2004        1.333           1.422                   -
                                                               2003        1.000           1.333                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (3/03)                                               2005        1.358           1.376                   -
                                                               2004        1.283           1.358                   -
                                                               2003        1.000           1.283                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2005        1.183           1.245                   -
                                                               2004        1.118           1.183                   -
                                                               2003        1.000           1.118                   -

   Global Life Sciences Portfolio - Service Shares (3/03)      2005        1.338           1.468              75,074
                                                               2004        1.198           1.338              75,074
                                                               2003        1.000           1.198                   -

   Global Technology Portfolio - Service Shares (3/03)         2005        1.397           1.523              40,595
                                                               2004        1.421           1.397              40,595
                                                               2003        1.000           1.421                   -

   Worldwide Growth Portfolio - Service Shares (3/03)          2005        1.313           1.354                   -
                                                               2004        1.285           1.313                   -
                                                               2003        1.000           1.285                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.491           1.515              10,166
                                                               2004        1.328           1.491                   -
                                                               2003        1.000           1.328                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.362           1.374             148,679
                                                               2004        1.237           1.362             133,090
                                                               2003        1.000           1.237                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.518           1.605              88,457
                                                               2004        1.252           1.518              39,363
                                                               2003        1.000           1.252                   -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.067           1.103               2,668
                                                               2004        1.000           1.067                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.109           1.106               5,273
                                                               2004        1.042           1.109               5,008
                                                               2003        1.000           1.042                   -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.044           1.045              59,464
                                                               2004        1.018           1.044              51,269
                                                               2003        1.000           1.018               3,200

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.560           1.711                   -
                                                               2004        1.374           1.560                   -
                                                               2003        1.000           1.374                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.900           1.987              36,298
                                                               2004        1.540           1.900              32,258
                                                               2003        1.000           1.540                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR         YEAR        END OF YEAR        END OF YEAR
-------------------------------------------                    ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.483           1.508              43,863
                                                               2004        1.401           1.483              41,099
                                                               2003        1.000           1.401                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
               PORTFOLIO NAME                                  YEAR         YEAR        END OF YEAR        END OF YEAR
---------------------------------------------                  ----    -------------   -------------     ---------------
   Investors Fund - Class I (3/03)                             2005        1.427           1.486                   -
                                                               2004        1.323           1.427                   -
                                                               2003        1.000           1.323                   -

   Large Cap Growth Fund - Class I (3/03)                      2005        1.357           1.396                   -
                                                               2004        1.382           1.357                   -
                                                               2003        1.000           1.382                   -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.717           1.760                   -
                                                               2004        1.526           1.717                   -
                                                               2003        1.000           1.526                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.307           1.389                   -
                                                               2004        1.256           1.307                   -
                                                               2003        1.000           1.256                   -

   Convertible Securities Portfolio (3/03)                     2005        1.239           1.215             249,052
                                                               2004        1.192           1.239             291,489
                                                               2003        1.000           1.192                   -

   Disciplined Mid Cap Stock Portfolio (3/03)                  2005        1.531           1.682                   -
                                                               2004        1.345           1.531                   -
                                                               2003        1.000           1.345                   -

   Equity Income Portfolio (3/03)                              2005        1.414           1.444              35,658
                                                               2004        1.317           1.414               9,822
                                                               2003        1.000           1.317                   -

   Federated High Yield Portfolio (3/03)                       2005        1.245           1.248              15,787
                                                               2004        1.154           1.245               9,298
                                                               2003        1.000           1.154                   -

   Federated Stock Portfolio (3/03)                            2005        1.393           1.433               2,334
                                                               2004        1.289           1.393                   -
                                                               2003        1.000           1.289                   -

   Large Cap Portfolio (3/03)                                  2005        1.271           1.351               4,855
                                                               2004        1.221           1.271                   -
                                                               2003        1.000           1.221                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                   PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000           1.025              6,807

Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.004           1.006                  -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.994           1.036                  -

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)                                                      2005        1.000           1.048             19,861

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.022             20,233

Mercury Large Cap Core Portfolio (3/03)                     2005        1.371           1.502             22,526
                                                            2004        1.211           1.371                  -
                                                            2003        1.000           1.211                  -

MFS Emerging Growth Portfolio (3/03)                        2005        1.371           1.329                  -
                                                            2004        1.245           1.371                  -
                                                            2003        1.000           1.245                  -

MFS Mid Cap Growth Portfolio (3/03)                         2005        1.466           1.477                 45
                                                            2004        1.315           1.466                  -
                                                            2003        1.000           1.315                  -

MFS Total Return Portfolio (3/03)                           2005        1.270           1.278             59,136
                                                            2004        1.166           1.270             16,985
                                                            2003        1.000           1.166              2,981

MFS Value Portfolio (5/04)                                  2005        1.115           1.161             10,394
                                                            2004        1.000           1.115                  -

Mondrian International Stock Portfolio (3/03)               2005        1.495           1.600             32,896
                                                            2004        1.321           1.495             12,686
                                                            2003        1.000           1.321                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Pioneer Fund Portfolio (5/03)                               2005        1.314           1.361                   -
                                                               2004        1.210           1.314                   -
                                                               2003        1.000           1.210                   -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000           1.000                   -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.089           1.103              20,359
                                                               2004        1.000           1.089              13,032

   Strategic Equity Portfolio (3/03)                           2005        1.365           1.361                   -
                                                               2004        1.267           1.365                   -
                                                               2003        1.000           1.267                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000           1.069                   -

   Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000           0.978                   -

   Travelers Quality Bond Portfolio (3/03)                     2005        1.037           1.031              22,657
                                                               2004        1.028           1.037              19,691
                                                               2003        1.000           1.028                   -

   U.S. Government Securities Portfolio (5/04)                 2005        1.046           1.067              10,803
                                                               2004        1.000           1.046              10,803

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.985           0.986             664,366
                                                               2004        0.997           0.985             809,141
                                                               2003        1.000           0.997                   -

   Social Awareness Stock Portfolio (5/04)                     2005        1.077           1.098                   -
                                                               2004        1.000           1.077                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/03)                 2005        1.502           1.528               6,013
                                                               2004        1.309           1.502               1,698
                                                               2003        1.000           1.309                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Enterprise Portfolio - Class II Shares (3/03)               2005        1.242           1.309                  -
                                                               2004        1.224           1.242                  -
                                                               2003        1.000           1.224                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/03)            2005        1.432           1.632             46,080
                                                               2004        1.272           1.432             48,145
                                                               2003        1.000           1.272                  -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/03)                                                      2005        1.234           1.456                  -
                                                               2004        1.247           1.234                  -
                                                               2003        1.000           1.247                  -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.751           2.019             55,392
                                                               2004        1.437           1.751             57,438
                                                               2003        1.000           1.437                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/03)                            2005        1.235           1.426                -
                                                               2004        1.058           1.235                -
                                                               2003        1.000           1.058                -

   High Yield Bond Trust (5/04)                                2005        1.063           1.052                -
                                                               2004        1.000           1.063                -

   Managed Assets Trust (5/04)                                 2005        1.071           1.087                -
                                                               2004        1.000           1.071                -

   Money Market Portfolio (3/03)                               2005        0.984           0.989                -
                                                               2004        0.998           0.984                -
                                                               2003        1.000           0.998                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/03)                                                      2005        1.093           1.226                -
                                                               2004        1.033           1.093                -
                                                               2003        1.000           1.033                -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.180           1.315                -
                                                               2004        1.064           1.180                -
                                                               2003        1.000           1.064                -

   Growth Fund - Class 2 Shares (3/03)                         2005        1.146           1.301                -
                                                               2004        1.043           1.146                -
                                                               2003        1.000           1.043                -

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.145           1.183                -
                                                               2004        1.062           1.145                -
                                                               2003        1.000           1.062                -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.351           1.414                -
                                                               2004        1.052           1.351                -
                                                               2003        1.000           1.052                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/03)                                                      2005        1.086           1.108                -
                                                               2004        1.059           1.086                -
                                                               2003        1.000           1.059                -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/03)                                               2005        1.129           1.167                -
                                                               2004        1.038           1.129                -
                                                               2003        1.000           1.038                -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.197           1.289                -
                                                               2004        1.073           1.197                -
                                                               2003        1.000           1.073                -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.195           1.286                -
                                                               2004        1.066           1.195                -
                                                               2003        1.000           1.066                -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.160           1.252                -
                                                               2004        1.054           1.160                -
                                                               2003        1.000           1.054                -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.318           1.641                -
                                                               2004        1.082           1.318                -
                                                               2003        1.000           1.082                -

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.234           1.328                -
                                                               2004        1.066           1.234                -
                                                               2003        1.000           1.066                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                         PORTFOLIO NAME                        YEAR         YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.221           1.299                -
                                                               2004        1.078           1.221                -
                                                               2003        1.000           1.078                -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.142           1.162                -
                                                               2004        1.060           1.142                -
                                                               2003        1.000           1.060                -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (3/03)                                             2005        1.138           1.222                -
                                                               2004        1.068           1.138                -
                                                               2003        1.000           1.068                -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (3/03)                                               2005        1.127           1.141                -
                                                               2004        1.065           1.127                -
                                                               2003        1.000           1.065                -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2005        1.094           1.151                -
                                                               2004        1.035           1.094                -
                                                               2003        1.000           1.035                -

   Global Life Sciences Portfolio - Service Shares (3/03)      2005        1.220           1.339                -
                                                               2004        1.094           1.220                -
                                                               2003        1.000           1.094                -

   Global Technology Portfolio - Service Shares (3/03)         2005        0.987           1.076                -
                                                               2004        1.005           0.987                -
                                                               2003        1.000           1.005                -

   Worldwide Growth Portfolio - Service Shares (3/03)          2005        1.082           1.115                -
                                                               2004        1.059           1.082                -
                                                               2003        1.000           1.059                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.176           1.195                -
                                                               2004        1.048           1.176                -
                                                               2003        1.000           1.048                -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.184           1.194                -
                                                               2004        1.076           1.184                -
                                                               2003        1.000           1.076                -

   Mid-Cap Value Portfolio (5/03)                              2005        1.307           1.382                -
                                                               2004        1.079           1.307                -
                                                               2003        1.000           1.079                -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.067           1.102                -
                                                               2004        1.000           1.067                -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.079           1.076                -
                                                               2004        1.014           1.079                -
                                                               2003        1.000           1.014                -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.040           1.040                -
                                                               2004        1.015           1.040                -
                                                               2003        1.000           1.015                -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.241           1.361                -
                                                               2004        1.094           1.241                -
                                                               2003        1.000           1.094                -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.329           1.390                -
                                                               2004        1.078           1.329                -
                                                               2003        1.000           1.078                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR         YEAR        END OF YEAR        END OF YEAR
-------------------------------------------                    ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.128           1.146                -
                                                               2004        1.066           1.128                -
                                                               2003        1.000           1.066                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR         YEAR        END OF YEAR        END OF YEAR
---------------------------------------------                  ----    -------------   -------------     ---------------
   Investors Fund - Class I (3/03)                             2005        1.154           1.201                -
                                                               2004        1.071           1.154                -
                                                               2003        1.000           1.071                -

   Large Cap Growth Fund - Class I (3/03)                      2005        1.022           1.051                -
                                                               2004        1.041           1.022                -
                                                               2003        1.000           1.041                -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.182           1.211                -
                                                               2004        1.051           1.182                -
                                                               2003        1.000           1.051                -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.081           1.148                -
                                                               2004        1.039           1.081                -
                                                               2003        1.000           1.039                -

   Convertible Securities Portfolio (3/03)                     2005        1.084           1.063                -
                                                               2004        1.044           1.084                -
                                                               2003        1.000           1.044                -

   Disciplined Mid Cap Stock Portfolio (3/03)                  2005        1.179           1.295                -
                                                               2004        1.037           1.179                -
                                                               2003        1.000           1.037                -

   Equity Income Portfolio (3/03)                              2005        1.137           1.161                -
                                                               2004        1.060           1.137                -
                                                               2003        1.000           1.060                -

   Federated High Yield Portfolio (3/03)                       2005        1.105           1.107                -
                                                               2004        1.025           1.105                -
                                                               2003        1.000           1.025                -

   Federated Stock Portfolio (3/03)                            2005        1.167           1.200                -
                                                               2004        1.080           1.167                -
                                                               2003        1.000           1.080                -

   Large Cap Portfolio (3/03)                                  2005        1.096           1.163                -
                                                               2004        1.053           1.096                -
                                                               2003        1.000           1.053                -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000           1.025                -

Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.004           1.006                -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.994           1.035                -

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)                                                      2005        1.000           1.048                -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.021                -

Mercury Large Cap Core Portfolio (3/03)                     2005        1.176           1.287                -
                                                            2004        1.039           1.176                -
                                                            2003        1.000           1.039                -

MFS Emerging Growth Portfolio (3/03)                        2005        1.125           1.090                -
                                                            2004        1.022           1.125                -
                                                            2003        1.000           1.022                -

MFS Mid Cap Growth Portfolio (3/03)                         2005        1.136           1.143                -
                                                            2004        1.019           1.136                -
                                                            2003        1.000           1.019                -

MFS Total Return Portfolio (3/03)                           2005        1.145           1.151                -
                                                            2004        1.051           1.145                -
                                                            2003        1.000           1.051                -

MFS Value Portfolio (5/04)                                  2005        1.115           1.160                -
                                                            2004        1.000           1.115                -

Mondrian International Stock Portfolio (3/03)               2005        1.221           1.306                -
                                                            2004        1.080           1.221                -
                                                            2003        1.000           1.080                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Pioneer Fund Portfolio (5/03)                               2005        1.150           1.191                -
                                                               2004        1.059           1.150                -
                                                               2003        1.000           1.059                -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000           0.999                -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.089           1.102                -
                                                               2004        1.000           1.089                -

   Strategic Equity Portfolio (3/03)                           2005        1.149           1.145                -
                                                               2004        1.067           1.149                -
                                                               2003        1.000           1.067                -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000           1.069                -

   Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000           0.978                -

   Travelers Quality Bond Portfolio (3/03)                     2005        1.025           1.017                -
                                                               2004        1.016           1.025                -
                                                               2003        1.000           1.016                -

   U.S. Government Securities Portfolio (5/04)                 2005        1.046           1.066                -
                                                               2004        1.000           1.046                -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.987           0.987                -
                                                               2004        0.999           0.987                -
                                                               2003        1.000           0.999                -

   Social Awareness Stock Portfolio (5/04)                     2005        1.076           1.098                -
                                                               2004        1.000           1.076                -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/03)                 2005        1.237           1.258                -
                                                               2004        1.078           1.237                -
                                                               2003        1.000           1.078                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Enterprise Portfolio - Class II Shares (3/03)               2005        1.053           1.110                -
                                                               2004        1.039           1.053                -
                                                               2003        1.000           1.039                -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/03)            2005        1.178           1.342                -
                                                               2004        1.047           1.178                -
                                                               2003        1.000           1.047                -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/03)                                                      2005        1.033           1.218                -
                                                               2004        1.044           1.033                -
                                                               2003        1.000           1.044                -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.314           1.515                -
                                                               2004        1.079           1.314                -
                                                               2003        1.000           1.079                -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
         PORTFOLIO NAME                                     YEAR         YEAR        END OF YEAR        END OF YEAR
--------------------------------                            ----    -------------   -------------     ---------------
Capital Appreciation Fund (3/03)                            2005        1.439           1.661              24,733
                                                            2004        1.233           1.439                   -
                                                            2003        1.000           1.233                   -

High Yield Bond Trust (5/04)                                2005        1.063           1.051                   -
                                                            2004        1.000           1.063                   -

   Managed Assets Trust (5/04)                                 2005        1.071           1.086                   -
                                                               2004        1.000           1.071                   -

   Money Market Portfolio (3/03)                               2005        0.973           0.978                   -
                                                               2004        0.987           0.973                   -
                                                               2003        1.000           0.987                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/03)                                                      2005        1.258           1.411                   -
                                                               2004        1.190           1.258                   -
                                                               2003        1.000           1.190                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2005        1.514           1.687             118,392
                                                               2004        1.367           1.514              51,125
                                                               2003        1.000           1.367              14,765

   Growth Fund - Class 2 Shares (3/03)                         2005        1.476           1.675             223,285
                                                               2004        1.344           1.476              74,657
                                                               2003        1.000           1.344              27,774

   Growth-Income Fund - Class 2 Shares (3/03)                  2005        1.417           1.464             158,736
                                                               2004        1.315           1.417             129,297
                                                               2003        1.007           1.315              78,652

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2005        1.661           1.738             57,737
                                                               2004        1.295           1.661                  -
                                                               2003        1.000           1.295                  -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/03)                                                      2005        1.238           1.261                  -
                                                               2004        1.207           1.238                  -
                                                               2003        1.000           1.207                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/03)                                               2005        1.437           1.485                  -
                                                               2004        1.322           1.437                  -
                                                               2003        1.000           1.322                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.197           1.287             29,911
                                                               2004        1.073           1.197                  -
                                                               2003        1.000           1.073                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.195           1.284             13,269
                                                               2004        1.066           1.195                  -
                                                               2003        1.000           1.066                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2005        1.383           1.493             15,819
                                                               2004        1.258           1.383             15,819
                                                               2003        1.000           1.258                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.751           2.179             63,578
                                                               2004        1.438           1.751                  -
                                                               2003        1.000           1.438                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2005        1.621           1.744              37,369
                                                               2004        1.401           1.621                   -
                                                               2003        1.000           1.401                   -

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2005        1.558           1.656              45,642
                                                               2004        1.376           1.558                   -
                                                               2003        1.000           1.376                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/03)             2005        1.354           1.378               1,977
                                                               2004        1.258           1.354                   -
                                                               2003        1.000           1.258                   -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (3/03)                                             2005        1.419           1.523              22,017
                                                               2004        1.332           1.419                   -
                                                               2003        1.000           1.332                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (3/03)                                               2005        1.356           1.372                   -
                                                               2004        1.282           1.356                   -
                                                               2003        1.000           1.282                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2005        1.181           1.241                   -
                                                               2004        1.117           1.181                   -
                                                               2003        1.000           1.117                   -

   Global Life Sciences Portfolio - Service Shares (3/03)      2005        1.335           1.464                   -
                                                               2004        1.197           1.335                   -
                                                               2003        1.000           1.197                   -

   Global Technology Portfolio - Service Shares (3/03)         2005        1.395           1.519                   -
                                                               2004        1.420           1.395                   -
                                                               2003        1.000           1.420                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Worldwide Growth Portfolio - Service Shares (3/03)          2005        1.310           1.351                   -
                                                               2004        1.284           1.310                   -
                                                               2003        1.000           1.284                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.488           1.511               8,071
                                                               2004        1.327           1.488                   -
                                                               2003        1.000           1.327                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.360           1.371              33,213
                                                               2004        1.236           1.360                   -
                                                               2003        1.000           1.236                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.515           1.601             103,206
                                                               2004        1.251           1.515              18,863
                                                               2003        1.000           1.251               9,172

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.067           1.101                   -
                                                               2004        1.000           1.067                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.107           1.103               4,167
                                                               2004        1.041           1.107               5,645
                                                               2003        1.000           1.041                   -

   Total Return Portfolio - Administrative Class (3/03)        2005        1.042           1.042              56,281
                                                               2004        1.017           1.042             139,247
                                                               2003        0.998           1.017              24,671

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (3/03)                                                      2005        1.557           1.706              14,698
                                                               2004        1.373           1.557              14,698
                                                               2003        1.018           1.373                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2005        1.896           1.982                  -
                                                               2004        1.539           1.896                  -
                                                               2003        1.000           1.539                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2005        1.480           1.504             23,917
                                                               2004        1.400           1.480             23,917
                                                               2003        1.000           1.400                  -

   Investors Fund - Class I (3/03)                             2005        1.425           1.482                  -
                                                               2004        1.322           1.425                  -
                                                               2003        1.000           1.322                  -

   Large Cap Growth Fund - Class I (3/03)                      2005        1.355           1.392                  -
                                                               2004        1.381           1.355                  -
                                                               2003        1.000           1.381                  -

   Small Cap Growth Fund - Class I (3/03)                      2005        1.714           1.755             57,869
                                                               2004        1.525           1.714                  -
                                                               2003        1.000           1.525                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)                   2005        1.305           1.385             23,629
                                                               2004        1.255           1.305             23,629
                                                               2003        1.000           1.255                  -

   Convertible Securities Portfolio (3/03)                     2005        1.236           1.212                  -
                                                               2004        1.191           1.236                  -
                                                               2003        1.000           1.191                  -

   Disciplined Mid Cap Stock Portfolio (3/03)                  2005        1.528           1.677                  -
                                                               2004        1.344           1.528                  -
                                                               2003        1.000           1.344                  -

   Equity Income Portfolio (3/03)                              2005        1.411           1.440             15,000
                                                               2004        1.316           1.411              7,550
                                                               2003        1.000           1.316                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Federated High Yield Portfolio (3/03)                       2005        1.243           1.244                   -
                                                            2004        1.153           1.243                   -
                                                            2003        1.000           1.153                   -

Federated Stock Portfolio (3/03)                            2005        1.390           1.430                   -
                                                            2004        1.288           1.390                   -
                                                            2003        1.000           1.288                   -

Large Cap Portfolio (3/03)                                  2005        1.269           1.347                   -
                                                            2004        1.220           1.269                   -
                                                            2003        1.000           1.220                   -

Managed Allocation Series: Aggressive Portfolio (9/05)      2005        1.000           1.025                   -

Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.004           1.006                   -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        0.994           1.035               5,148

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)                                                      2005        1.000           1.048             118,459

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.021                   -

Mercury Large Cap Core Portfolio (3/03)                     2005        1.369           1.498                   -
                                                            2004        1.210           1.369                   -
                                                            2003        1.000           1.210                   -

MFS Emerging Growth Portfolio (3/03)                        2005        1.369           1.326                   -
                                                            2004        1.244           1.369                   -
                                                            2003        1.000           1.244                   -

MFS Mid Cap Growth Portfolio (3/03)                         2005        1.464           1.473                   -
                                                            2004        1.314           1.464                   -
                                                            2003        1.000           1.314                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR        END OF YEAR
-----------------------------------------------------       ----    -------------   -------------     ---------------
MFS Total Return Portfolio (3/03)                           2005        1.268           1.274             94,291
                                                            2004        1.165           1.268                  -
                                                            2003        1.003           1.165                  -

MFS Value Portfolio (5/04)                                  2005        1.115           1.159             18,333
                                                            2004        1.000           1.115                  -

Mondrian International Stock Portfolio (3/03)               2005        1.492           1.595              2,174
                                                            2004        1.320           1.492                  -
                                                            2003        1.000           1.320                  -

Pioneer Fund Portfolio (5/03)                               2005        1.311           1.357             11,942
                                                            2004        1.209           1.311                  -
                                                            2003        1.000           1.209                  -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.000           0.999                  -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.088           1.102             39,186
                                                            2004        1.000           1.088                  -

Strategic Equity Portfolio (3/03)                           2005        1.362           1.357             23,784
                                                            2004        1.266           1.362             23,784
                                                            2003        1.000           1.266                  -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.000           1.069                  -

Style Focus Series: Small Cap Value Portfolio (7/05)        2005        1.000           0.978                  -

Travelers Quality Bond Portfolio (3/03)                     2005        1.036           1.028             31,316
                                                            2004        1.027           1.036                  -
                                                            2003        1.000           1.027                  -

U.S. Government Securities Portfolio (5/04)                 2005        1.045           1.065             23,406
                                                            2004        1.000           1.045                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.984           0.983                   -
                                                               2004        0.996           0.984                   -
                                                               2003        1.000           0.996                   -

   Social Awareness Stock Portfolio (5/04)                     2005        1.076           1.097                   -
                                                               2004        1.000           1.076                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/03)                 2005        1.499           1.524              68,000
                                                               2004        1.308           1.499                   -
                                                               2003        1.000           1.308                   -

   Enterprise Portfolio - Class II Shares (3/03)               2005        1.240           1.306                   -
                                                               2004        1.223           1.240                   -
                                                               2003        1.000           1.223                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/03)            2005        1.429           1.628             187,097
                                                               2004        1.271           1.429                   -
                                                               2003        1.000           1.271                   -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/03)                                                      2005        1.232           1.452                   -
                                                               2004        1.246           1.232                   -
                                                               2003        1.000           1.246                   -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2005        1.748           2.014             110,845
                                                               2004        1.436           1.748                   -
                                                               2003        1.000           1.436                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                  UNIT VALUE AT                            NUMBER OF UNITS
                                                                  BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                      YEAR          YEAR            END OF YEAR            END OF YEAR
-----------------------------------------------------   ----      -------------      -------------         ----------------
   Capital Appreciation Fund (3/03)                     2005           1.437              1.656                     -
                                                        2004           1.232              1.437                     -
                                                        2003           1.000              1.232                     -

   High Yield Bond Trust (5/04)                         2005           1.062              1.050                     -
                                                        2004           1.000              1.062                     -

   Managed Assets Trust (5/04)                          2005           1.070              1.084                     -
                                                        2004           1.000              1.070                     -

   Money Market Portfolio (3/03)                        2005           0.972              0.975                     -
                                                        2004           0.986              0.972               186,454
                                                        2003           1.000              0.986                     -

AllianceBernstein Variable Product Series Fund,
Inc.
   AllianceBernstein Large-Cap Growth Portfolio
   - Class B (3/03)                                     2005           1.256              1.407                     -
                                                        2004           1.189              1.256                19,490
                                                        2003           1.000              1.189                     -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)           2005           1.512              1.682                29,473
                                                        2004           1.366              1.512                 9,759
                                                        2003           1.000              1.366                     -

   Growth Fund - Class 2 Shares (3/03)                  2005           1.474              1.670                70,719
                                                        2004           1.343              1.474                30,894
                                                        2003           1.000              1.343                     -

   Growth-Income Fund - Class 2 Shares (3/03)           2005           1.414              1.460                72,259
                                                        2004           1.314              1.414                45,500
                                                        2003           1.000              1.314                     -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard
   Class (3/03)                                         2005           1.658              1.733                 8,725
                                                        2004           1.294              1.658                 6,664
                                                        2003           1.000              1.294                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                            NUMBER OF UNITS
                                                                  BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                   PORTFOLIO NAME                       YEAR          YEAR            END OF YEAR            END OF YEAR
-----------------------------------------------------   ----      -------------      -------------         ----------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (3/03)                                        2005           1.235              1.258                     -
                                                        2004           1.206              1.235                     -
                                                        2003           1.000              1.206                     -

   Dreyfus VIF - Developing Leaders Portfolio -
   Initial Shares (3/03)                                2005           1.435              1.481                14,879
                                                        2004           1.321              1.435                11,502
                                                        2003           1.000              1.321                     -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -
   Class III (11/03)                                    2005           1.195              1.284                28,342
                                                        2004           1.073              1.195                60,770
                                                        2003           1.000              1.073                     -

   Mercury Value Opportunities V.I. Fund -
   Class III (11/03)                                    2005           1.193              1.282                19,528
                                                        2004           1.066              1.193                19,916
                                                        2003           1.000              1.066                     -

Franklin Templeton Variable Insurance Products
Trust
   Mutual Shares Securities Fund - Class 2
   Shares (3/03)                                        2005           1.381              1.489                     -
                                                        2004           1.257              1.381                     -
                                                        2003           1.000              1.257                     -

   Templeton Developing Markets Securities
   Fund - Class 2 Shares (5/03)                         2005           1.748              2.173                13,780
                                                        2004           1.437              1.748                 3,240
                                                        2003           1.000              1.437                     -

   Templeton Foreign Securities Fund - Class 2
   Shares (3/03)                                        2005           1.618              1.739                33,803
                                                        2004           1.400              1.618                14,636
                                                        2003           1.000              1.400                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                            NUMBER OF UNITS
                                                                  BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                 PORTFOLIO NAME                         YEAR          YEAR            END OF YEAR            END OF YEAR
-----------------------------------------------------   ----      -------------      -------------         ----------------
   Templeton Growth Securities Fund - Class 2
   Shares (3/03)                                        2005           1.556              1.652                15,124
                                                        2004           1.375              1.556                15,043
                                                        2003           1.000              1.375                     -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/03)      2005           1.352              1.374                     -
                                                        2004           1.257              1.352                     -
                                                        2003           1.000              1.257                     -

   Salomon Brothers Variable Aggressive Growth
   Fund - Class I Shares (3/03)                         2005           1.417              1.518                20,207
                                                        2004           1.331              1.417                18,249
                                                        2003           1.000              1.331                     -

   Salomon Brothers Variable Growth & Income
   Fund - Class I Shares (3/03)                         2005           1.354              1.368                     -
                                                        2004           1.281              1.354                     -
                                                        2003           1.000              1.281                     -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)           2005           1.179              1.238                     -
                                                        2004           1.116              1.179                     -
                                                        2003           1.000              1.116                     -

   Global Life Sciences Portfolio - Service
   Shares (3/03)                                        2005           1.333              1.460                     -
                                                        2004           1.196              1.333                     -
                                                        2003           1.000              1.196                     -

   Global Technology Portfolio - Service
   Shares (3/03)                                        2005           1.392              1.515                     -
                                                        2004           1.419              1.392                     -
                                                        2003           1.000              1.419                     -

   Worldwide Growth Portfolio - Service
   Shares (3/03)                                        2005           1.308              1.347                     -
                                                        2004           1.283              1.308                     -
                                                        2003           1.000              1.283                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                            NUMBER OF UNITS
                                                                  BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
               PORTFOLIO NAME                           YEAR          YEAR            END OF YEAR            END OF YEAR
-----------------------------------------------------   ----      -------------      -------------         ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)         2005           1.486              1.507                     -
                                                        2004           1.326              1.486                     -
                                                        2003           1.000              1.326                     -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                   2005           1.357              1.367                17,620
                                                        2004           1.235              1.357                17,110
                                                        2003           1.000              1.235                     -

   Mid-Cap Value Portfolio (5/03)                       2005           1.513              1.597                 3,267
                                                        2004           1.250              1.513                 3,417
                                                        2003           1.000              1.250                     -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service
   Shares (5/04)                                        2005           1.066              1.099                 7,810
                                                        2004           1.000              1.066                 7,810

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative
   Class (5/03)                                         2005           1.105              1.100                20,886
                                                        2004           1.040              1.105                19,893
                                                        2003           1.000              1.040                     -

   Total Return Portfolio - Administrative
   Class (3/03)                                         2005           1.040              1.039                19,436
                                                        2004           1.017              1.040                51,840
                                                        2003           1.000              1.017                     -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                        2005           1.555              1.701                     -
                                                        2004           1.372              1.555                     -
                                                        2003           1.000              1.372                     -

   Putnam VT Small Cap Value Fund - Class IB
   Shares (3/03)                                        2005           1.893              1.976                     -
                                                        2004           1.538              1.893                     -
                                                        2003           1.000              1.538                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                            NUMBER OF UNITS
                                                                  BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
               PORTFOLIO NAME                           YEAR          YEAR            END OF YEAR            END OF YEAR
-----------------------------------------------------   ----      -------------      -------------         ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                        2005           1.477              1.499                 9,627
                                                        2004           1.399              1.477                 7,427
                                                        2003           1.000              1.399                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                            NUMBER OF UNITS
                                                                  BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                  PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR            END OF YEAR
-----------------------------------------------------   ----      -------------      -------------         ---------------
   Investors Fund - Class I (3/03)                      2005           1.422              1.478                     -
                                                        2004           1.321              1.422                     -
                                                        2003           1.000              1.321                     -

   Large Cap Growth Fund - Class I (3/03)               2005           1.353              1.388                     -
                                                        2004           1.380              1.353                     -
                                                        2003           1.000              1.380                     -

   Small Cap Growth Fund - Class I (3/03)               2005           1.711              1.751                     -
                                                        2004           1.524              1.711                     -
                                                        2003           1.000              1.524                     -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)            2005           1.303              1.381                     -
                                                        2004           1.254              1.303                     -
                                                        2003           1.000              1.254                     -

   Convertible Securities Portfolio (3/03)              2005           1.234              1.208                     -
                                                        2004           1.191              1.234                     -
                                                        2003           1.000              1.191                     -

   Disciplined Mid Cap Stock Portfolio (3/03)           2005           1.525              1.673                     -
                                                        2004           1.343              1.525                     -
                                                        2003           1.000              1.343                     -

   Equity Income Portfolio (3/03)                       2005           1.409              1.436                     -
                                                        2004           1.315              1.409                     -
                                                        2003           1.000              1.315                     -

   Federated High Yield Portfolio (3/03)                2005           1.240              1.241                 8,596
                                                        2004           1.152              1.240                 8,596
                                                        2003           1.000              1.152                     -

   Federated Stock Portfolio (3/03)                     2005           1.388              1.426                 7,268
                                                        2004           1.287              1.388                 7,137
                                                        2003           1.000              1.287                     -

   Large Cap Portfolio (3/03)                           2005           1.267              1.343                     -
                                                        2004           1.219              1.267                     -
                                                        2003           1.000              1.219                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                            NUMBER OF UNITS
                                                                  BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                   PORTFOLIO NAME                       YEAR          YEAR            END OF YEAR            END OF YEAR
-----------------------------------------------------   ----      -------------      -------------         ---------------
Managed Allocation Series: Aggressive
Portfolio (9/05)                                        2005           1.000              1.024                     -

Managed Allocation Series: Conservative
Portfolio (12/05)                                       2005           1.004              1.006                     -

Managed Allocation Series: Moderate
Portfolio (6/05)                                        2005           0.994              1.035               107,862

Managed Allocation Series: Moderate-
Aggressive Portfolio (6/05)                             2005           1.000              1.047                     -

Managed Allocation Series: Moderate-
Conservative Portfolio (6/05)                           2005           1.000              1.021                     -

Mercury Large Cap Core Portfolio (3/03)                 2005           1.366              1.493                13,868
                                                        2004           1.209              1.366                33,604
                                                        2003           1.000              1.209                     -

MFS Emerging Growth Portfolio (3/03)                    2005           1.366              1.324                     -
                                                        2004           1.243              1.366                     -
                                                        2003           1.000              1.243                     -

MFS Mid Cap Growth Portfolio (3/03)                     2005           1.461              1.469                     -
                                                        2004           1.313              1.461                     -
                                                        2003           1.000              1.313                     -

MFS Total Return Portfolio (3/03)                       2005           1.265              1.271                 6,466
                                                        2004           1.164              1.265                 6,466
                                                        2003           1.000              1.164                     -

MFS Value Portfolio (5/04)                              2005           1.114              1.157                45,265
                                                        2004           1.000              1.114                     -

Mondrian International Stock Portfolio (3/03)           2005           1.489              1.591                 5,892
                                                        2004           1.319              1.489                 5,892
                                                        2003           1.000              1.319                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                            NUMBER OF UNITS
                                                                  BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
               PORTFOLIO NAME                           YEAR          YEAR            END OF YEAR            END OF YEAR
-----------------------------------------------------   ----      -------------      -------------         ---------------
   Pioneer Fund Portfolio (5/03)                        2005           1.309              1.353                     -
                                                        2004           1.208              1.309                     -
                                                        2003           1.000              1.208                     -

   Pioneer Mid Cap Value Portfolio (7/05)               2005           1.000              0.999                     -

   Pioneer Strategic Income Portfolio (5/04)            2005           1.088              1.100                     -
                                                        2004           1.000              1.088                     -

   Strategic Equity Portfolio (3/03)                    2005           1.360              1.353                     -
                                                        2004           1.265              1.360                     -
                                                        2003           1.000              1.265                     -

   Style Focus Series: Small Cap Growth
   Portfolio (6/05)                                     2005           1.000              1.068                     -

   Style Focus Series: Small Cap Value
   Portfolio (7/05)                                     2005           1.000              0.977                     -

   Travelers Quality Bond Portfolio (3/03)              2005           1.034              1.025                     -
                                                        2004           1.026              1.034                     -
                                                        2003           1.000              1.026                     -

   U.S. Government Securities Portfolio (5/04)          2005           1.045              1.063                     -
                                                        2004           1.000              1.045                     -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                        2005           0.983              0.981                     -
                                                        2004           0.996              0.983                     -
                                                        2003           1.000              0.996                     -

   Social Awareness Stock Portfolio (5/04)              2005           1.075              1.095                     -
                                                        2004           1.000              1.075                     -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/03)          2005           1.497              1.520                     -
                                                        2004           1.307              1.497                     -
                                                        2003           1.000              1.307                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                            NUMBER OF UNITS
                                                                  BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
              PORTFOLIO NAME                            YEAR          YEAR            END OF YEAR            END OF YEAR
-----------------------------------------------------   ----      -------------      -------------         ---------------
   Enterprise Portfolio - Class II Shares (3/03)        2005           1.237              1.302                     -
                                                        2004           1.222              1.237                     -
                                                        2003           1.000              1.222                     -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/03)     2005           1.427              1.623                 9,828
                                                        2004           1.270              1.427                 7,742
                                                        2003           1.000              1.270                     -

   Dynamic Capital Appreciation Portfolio -
   Service Class 2 (3/03)                               2005           1.230              1.448                     -
                                                        2004           1.245              1.230                     -
                                                        2003           1.000              1.245                     -

   Mid Cap Portfolio - Service Class 2 (3/03)           2005           1.744              2.008                 2,644
                                                        2004           1.435              1.744                 2,964
                                                        2003           1.000              1.435                     -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new Contract Owners

Federated Stock Portfolio is no longer available to new Contract Owners.

Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new Contract Owners.

Janus Aspen Series Balanced Portfolio - Service Shares is no longer available to new Contract Owners.

Janus Aspen Series Global Life Sciences Portfolio - Service Shares is no longer available to new Contract Owners.

Janus Aspen Series Worldwide Growth Portfolio - Service Shares is no longer available to new Contract Owners.

Putnam VT International Equity Fund - Class IB Shares is no longer available to new Contract Owners.

Van Kampen Life Investment Trust Enterprise Portfolio - Class II Shares is no longer available to new Contract Owners.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                                       YEAR          YEAR         END OF YEAR     END OF YEAR
                  --------------                                       ----      -------------   -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                                      2005          1.293          1.483                 10,355
                                                                       2004          1.067          1.293                  5,022
                                                                       2003          1.000          1.067                  1,646

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)               2005          1.618          2.031                  1,470
                                                                       2004          1.320          1.618                  2,030
                                                                       2003          1.000          1.320                     --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)               2005          1.434          1.634                     --
                                                                       2004          1.238          1.434                     --
                                                                       2003          1.000          1.238                     --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)              2005          1.314          1.404                  8,278
                                                                       2004          1.172          1.314                  8,324
                                                                       2003          1.000          1.172                     --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                                       2005          1.170          1.187                     --
                                                                       2004          1.126          1.170                     --
                                                                       2003          1.000          1.126                     --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)           2005          1.493          1.631                 15,798
                                                                       2004          1.164          1.493                 19,939
                                                                       2003          1.000          1.164                 15,305

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                 2005          1.000          1.006                  7,442

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR     END OF YEAR
                  --------------                               ----    -------------   -------------   ---------------
Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2005        1.224           1.115                    --
                                                               2004        1.128           1.224                    --
                                                               2003        1.000           1.128                    --

   Capital Growth Portfolio - Class B (6/03)                   2005        1.177           1.253                10,624
                                                               2004        1.115           1.177                 7,710
                                                               2003        1.000           1.115                 7,690

   Global Discovery Portfolio - Class B (6/03)                 2005        1.515           1.755                 3,757
                                                               2004        1.254           1.515                 5,191
                                                               2003        1.000           1.254                    --

   Growth and Income Portfolio - Class B (6/03)                2005        1.215           1.260                33,698
                                                               2004        1.128           1.215                33,735
                                                               2003        1.000           1.128                 7,437

   Health Sciences Portfolio - Class B (6/03)                  2005        1.203           1.276                12,946
                                                               2004        1.123           1.203                14,076
                                                               2003        1.000           1.123                 9,687

   International Portfolio - Class B (6/03)                    2005        1.352           1.535                10,386
                                                               2004        1.185           1.352                    --
                                                               2003        1.000           1.185                    --

   SVS I Scudder Bond Portfolio - Class B (7/05)               2005        1.000           0.996                    --

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.311           1.411                13,928
                                                               2004        1.156           1.311                19,718
                                                               2003        1.000           1.156                    --

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.042           1.058                    --
                                                               2004        1.000           1.042                    --

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.010           1.009               266,136
                                                               2004        0.989           1.010                21,939
                                                               2003        1.000           0.989                26,519

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
                  --------------                               ----    -------------   -------------     ---------------
   Scudder Global Blue Chip Portfolio - Class B (6/03)         2005        1.324           1.592                   6,281
                                                               2004        1.180           1.324                   6,281
                                                               2003        1.000           1.180                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2005        1.010           1.013                  27,051
                                                               2004        0.996           1.010                  16,279
                                                               2003        1.000           0.996                  26,316

   Scudder Growth & Income Strategy Portfolio -
   Class B (8/04)                                              2005        1.076           1.110                      --
                                                               2004        1.000           1.076                      --

   Scudder Growth Portfolio - Class B (6/03)                   2005        1.140           1.096                      --
                                                               2004        1.108           1.140                   4,990
                                                               2003        1.000           1.108                   4,990

   Scudder Growth Strategy Portfolio - Class B (8/04)          2005        1.095           1.139                      --
                                                               2004        1.000           1.095                      --

   Scudder High Income Portfolio - Class B (6/03)              2005        1.201           1.219                 231,027
                                                               2004        1.092           1.201                  35,065
                                                               2003        1.000           1.092                  26,531

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2005        1.058           1.084                      --
                                                               2004        1.000           1.058                      --

   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2005        1.399           1.565                      --
                                                               2004        1.210           1.399                      --
                                                               2003        1.000           1.210                      --

   Scudder Mercury Large Cap Core Portfolio (3/05)             2005        1.037           1.149                      --

   Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005        1.184           1.333                      --
                                                               2004        1.165           1.184                      --
                                                               2003        1.000           1.165                      --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                      BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                            YEAR          YEAR        END OF YEAR        END OF YEAR
                  --------------                            ----      -------------  -------------      ---------------
Scudder Money Market Portfolio - Class B (6/03)             2005          0.977          0.982                    5,142
                                                            2004          0.990          0.977                    5,142
                                                            2003          1.000          0.990                    5,142

Scudder Salomon Aggressive Growth Portfolio (6/03)          2005          1.286          1.428                    3,247
                                                            2004          1.176          1.286                    4,298
                                                            2003          1.000          1.176                    4,286

Scudder Small Cap Growth Portfolio - Class B (6/03)         2005          1.229          1.287                       --
                                                            2004          1.133          1.229                       --
                                                            2003          1.000          1.133                       --

Scudder Strategic Income Portfolio - Class B (6/03)         2005          1.047          1.047                   22,364
                                                            2004          0.985          1.047                   33,817
                                                            2003          1.000          0.985                   25,338

Scudder Technology Growth Portfolio - Class B (6/03)        2005          1.211          1.227                    4,577
                                                            2004          1.216          1.211                    4,782
                                                            2003          1.000          1.216                      838

Scudder Templeton Foreign Value Portfolio (3/05)            2005          1.053          1.131                  234,832

Scudder Total Return Portfolio - Class B (6/03)             2005          1.110          1.131                    6,543
                                                            2004          1.063          1.110                    6,260
                                                            2003          1.000          1.063                       --

SVS Davis Venture Value Portfolio - Class B (6/03)          2005          1.266          1.357                    8,968
                                                            2004          1.158          1.266                    9,085
                                                            2003          1.000          1.158                    5,055

SVS Dreman Financial Services Portfolio - Class B (6/03)    2005          1.236          1.207                       --
                                                            2004          1.130          1.236                       --
                                                            2003          1.000          1.130                       --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
                  --------------                               ----    -------------   -------------     ---------------
   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.297           1.368                 206,738
                                                               2004        1.163           1.297                  24,028
                                                               2003        1.000           1.163                  13,305

   SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005        1.533           1.652                  14,362
                                                               2004        1.245           1.533                  15,940
                                                               2003        1.000           1.245                   6,254

   SVS Eagle Focused Large Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.114           1.017                      --
                                                               2004        1.118           1.114                      --
                                                               2003        1.000           1.118                      --

   SVS Focus Value & Growth Portfolio - Class B (6/03)         2005        1.260           1.177                      --
                                                               2004        1.158           1.260                   4,209
                                                               2003        1.000           1.158                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005        1.251           1.247                  13,078
                                                               2004        1.163           1.251                  12,620
                                                               2003        1.000           1.163                      --

   SVS Index 500 Portfolio - Class B (6/03)                    2005        1.222           1.242                      --
                                                               2004        1.132           1.222                   5,837
                                                               2003        1.000           1.132                      --

   SVS Janus Growth And Income Portfolio - Class B (6/03)      2005        1.221           1.338                      --
                                                               2004        1.120           1.221                      --
                                                               2003        1.000           1.120                      --

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005        1.223           1.285                      --
                                                               2004        1.110           1.223                      --
                                                               2003        1.000           1.110                      --

   SVS MFS Strategic Value Portfolio - Class B (6/03)          2005        1.293           1.261                      --
                                                               2004        1.122           1.293                      --
                                                               2003        1.000           1.122                      --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
                  --------------                               ----    -------------   -------------     ---------------
   SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005        1.182           1.107                      --
                                                               2004        1.194           1.182                      --
                                                               2003        1.000           1.194                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005        1.317           1.438                   5,543
                                                               2004        1.213           1.317                   5,646
                                                               2003        1.000           1.213                      --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.087           1.154                   9,970
                                                               2004        1.063           1.087                   9,631
                                                               2003        1.000           1.063                      --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005        1.187           1.330                      --
                                                               2004        1.121           1.187                      --
                                                               2003        1.000           1.121                      --

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
                  --------------                               ----    -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                              2005        1.300           1.489                      --
                                                               2004        1.073           1.300                      --
                                                               2003        1.000           1.073                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2005        1.278           1.604                      --
                                                               2004        1.043           1.278                      --
                                                               2003        1.000           1.043                      --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.194           1.361                      --
                                                               2004        1.032           1.194                      --
                                                               2003        1.000           1.032                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.153           1.232                      --
                                                               2004        1.029           1.153                      --
                                                               2003        1.000           1.029                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2005        1.085           1.100                      --
                                                               2004        1.044           1.085                      --
                                                               2003        1.000           1.044                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.339           1.462                      --
                                                               2004        1.045           1.339                      --
                                                               2003        1.000           1.045                      --

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.006                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2005        1.091           0.993                      --
                                                               2004        1.006           1.091                      --
                                                               2003        1.000           1.006                      --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         NED OF YEAR        END OF YEAR
                  --------------                               ----    -------------   -------------     ---------------
   Capital Growth Portfolio - Class B (6/03)                   2005        1.100           1.171                      --
                                                               2004        1.043           1.100                      --
                                                               2003        1.000           1.043                      --

   Global Discovery Portfolio - Class B (6/03)                 2005        1.293           1.497                      --
                                                               2004        1.070           1.293                      --
                                                               2003        1.000           1.070                      --

   Growth and Income Portfolio - Class B (6/03)                2005        1.137           1.179                      --
                                                               2004        1.056           1.137                      --
                                                               2003        1.000           1.056                      --

   Health Sciences Portfolio - Class B (6/03)                  2005        1.167           1.237                      --
                                                               2004        1.090           1.167                      --
                                                               2003        1.000           1.090                      --

   International Portfolio - Class B (6/03)                    2005        1.239           1.406                      --
                                                               2004        1.087           1.239                      --
                                                               2003        1.000           1.087                      --

   SVS I Scudder Bond Portfolio - Class B (7/05)               2005        1.000           0.995                      --

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.200           1.291                      --
                                                               2004        1.059           1.200                      --
                                                               2003        1.000           1.059                      --

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.041           1.057                      --
                                                               2004        1.000           1.041                      --

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.038           1.037                      --
                                                               2004        1.017           1.038                      --
                                                               2003        1.000           1.017                      --

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2005        1.209           1.453                      --
                                                               2004        1.078           1.209                      --
                                                               2003        1.000           1.078                      --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
                  --------------                               ----    -------------   -------------     ---------------
   Scudder Government & Agency Securities Portfolio - Class    2005        1.023           1.026                      --
   B (6/03)
                                                               2004        1.009           1.023                      --
                                                               2003        1.000           1.009                      --

   Scudder Growth & Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.076           1.109                      --
                                                               2004        1.000           1.076                      --

   Scudder Growth Portfolio - Class B (6/03)                   2005        1.062           1.021                      --
                                                               2004        1.034           1.062                      --
                                                               2003        1.000           1.034                      --

   Scudder Growth Strategy Portfolio - Class B (8/04)          2005        1.095           1.139                      --
                                                               2004        1.000           1.095                      --

   Scudder High Income Portfolio - Class B (6/03)              2005        1.138           1.154                      --
                                                               2004        1.035           1.138                      --
                                                               2003        1.000           1.035                      --

   Scudder Income & Growth Strategy Portfolio - Class B
   (8/04)                                                      2005        1.058           1.083                      --
                                                               2004        1.000           1.058                      --

   Scudder International Select Equity Portfolio - Class B
   (6/03)                                                      2005        1.258           1.406                      --
                                                               2004        1.088           1.258                      --
                                                               2003        1.000           1.088                      --

   Scudder Mercury Large Cap Core Portfolio (3/05)             2005        1.063           1.148                      --

   Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005        1.035           1.164                      --
                                                               2004        1.019           1.035                      --
                                                               2003        1.000           1.019                      --

   Scudder Money Market Portfolio - Class B (6/03)             2005        0.983           0.988                      --
                                                               2004        0.998           0.983                      --
                                                               2003        1.000           0.998                      --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                            YEAR          YEAR          END OF YEAR       END OF YEAR
                  --------------                            ----       -------------   -------------     ---------------
  Scudder Salomon Aggressive Growth Portfolio (6/03)        2005          1.124            1.248                      --
                                                            2004          1.029            1.124                      --
                                                            2003          1.000            1.029                      --

  Scudder Small Cap Growth Portfolio - Class B (6/03)       2005          1.093            1.144                      --
                                                            2004          1.008            1.093                      --
                                                            2003          1.000            1.008                      --

  Scudder Strategic Income Portfolio - Class B (6/03)       2005          1.096            1.096                      --
                                                            2004          1.032            1.096                      --
                                                            2003          1.000            1.032                      --

  Scudder Technology Growth Portfolio - Class B (6/03)      2005          1.016            1.029                      --
                                                            2004          1.020            1.016                      --
                                                            2003          1.000            1.020                      --

  Scudder Templeton Foreign Value Portfolio (3/05)          2005          1.079            1.130                      --

  Scudder Total Return Portfolio - Class B (6/03)           2005          1.077            1.097                      --
                                                            2004          1.032            1.077                      --
                                                            2003          1.000            1.032                      --

  SVS Davis Venture Value Portfolio - Class B (6/03)        2005          1.163            1.246                      --
                                                            2004          1.065            1.163                      --
                                                            2003          1.000            1.065                      --

  SVS Dreman Financial Services Portfolio - Class B (6/03)  2005          1.132            1.105                      --
                                                            2004          1.035            1.132                      --
                                                            2003          1.000            1.035                      --

  SVS Dreman High Return Equity Portfolio - Class B (6/03)  2005          1.191            1.255                      --
                                                            2004          1.068            1.191                      --
                                                            2003          1.000            1.068                      --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
                  --------------                               ----    -------------   -------------     ---------------
   SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005        1.305           1.405                      --
                                                               2004        1.060           1.305                      --
                                                               2003        1.000           1.060                      --

   SVS Eagle Focused Large Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.049           0.958                      --
                                                               2004        1.054           1.049                      --
                                                               2003        1.000           1.054                      --

   SVS Focus Value & Growth Portfolio - Class B (6/03)         2005        1.143           1.067                      --
                                                               2004        1.050           1.143                      --
                                                               2003        1.000           1.050                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005        1.148           1.144                      --
                                                               2004        1.068           1.148                      --
                                                               2003        1.000           1.068                      --

   SVS Index 500 Portfolio - Class B (6/03)                    2005        1.143           1.161                      --
                                                               2004        1.060           1.143                      --
                                                               2003        1.000           1.060                      --

   SVS Janus Growth And Income Portfolio - Class B (6/03)      2005        1.152           1.262                      --
                                                               2004        1.057           1.152                      --
                                                               2003        1.000           1.057                      --

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005        1.149           1.207                      --
                                                               2004        1.044           1.149                      --
                                                               2003        1.000           1.044                      --

   SVS MFS Strategic Value Portfolio - Class B (6/03)          2005        1.231           1.200                      --
                                                               2004        1.070           1.231                      --
                                                               2003        1.000           1.070                      --

   SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005        1.012           0.948                      --
                                                               2004        1.023           1.012                      --
                                                               2003        1.000           1.023                      --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
                  --------------                               ----    -------------   -------------     ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005        1.102           1.202                      --
                                                               2004        1.016           1.102                      --
                                                               2003        1.000           1.016                      --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.058           1.122                      --
                                                               2004        1.035           1.058                      --
                                                               2003        1.000           1.035                      --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005        1.079           1.208                      --
                                                               2004        1.020           1.079                      --
                                                               2003        1.000           1.020                      --


                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                                           2005           1.289           1.475          71,733
                                                                            2004           1.065           1.289          80,508
                                                                            2003           1.000           1.065          23,169

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)                    2005           1.613           2.021          32,241
                                                                            2004           1.318           1.613          30,799
                                                                            2003           1.000           1.318              --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)                    2005           1.429           1.626          21,765
                                                                            2004           1.237           1.429          23,616
                                                                            2003           1.000           1.237              --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                   2005           1.310           1.397          92,361
                                                                            2004           1.171           1.310          54,532
                                                                            2003           1.000           1.171           6,041

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                                            2005           1.167           1.181         240,288
                                                                            2004           1.125           1.167          91,272
                                                                            2003           1.000           1.125              --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)                2005           1.489           1.623         130,088
                                                                            2004           1.163           1.489         116,465
                                                                            2003           1.000           1.163          42,304

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                      2005           1.000           1.006          62,174

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)                          2005            1.220           1.111              --
                                                                           2004            1.127           1.220              --
                                                                           2003            1.000           1.127              --

   Capital Growth Portfolio - Class B (6/03)                               2005            1.173           1.247          95,681
                                                                           2004            1.114           1.173          35,094
                                                                           2003            1.000           1.114          16,814

   Global Discovery Portfolio - Class B (6/03)                             2005            1.510           1.746          20,146
                                                                           2004            1.252           1.510           4,980
                                                                           2003            1.000           1.252           1,636

   Growth and Income Portfolio - Class B (6/03)                            2005            1.211           1.254          36,583
                                                                           2004            1.127           1.211          83,795
                                                                           2003            1.000           1.127          76,571

   Health Sciences Portfolio - Class B (6/03)                              2005            1.199           1.269          73,837
                                                                           2004            1.122           1.199          85,867
                                                                           2003            1.000           1.122          17,824

   International Portfolio - Class B (6/03)                                2005            1.347           1.527          34,309
                                                                           2004            1.184           1.347          53,946
                                                                           2003            1.000           1.184          26,340

   SVS I Scudder Bond Portfolio - Class B (7/05)                           2005            1.000           0.995              --

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                            2005            1.307           1.403          69,793
                                                                           2004            1.155           1.307          51,187
                                                                           2003            1.000           1.155           9,539

Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                                          2005            1.041           1.055         264,657
                                                                           2004            1.000           1.041         144,681

   Scudder Fixed Income Portfolio - Class B(6/03)                          2005            1.007           1.004         261,185
                                                                           2004            0.987           1.007         162,963
                                                                           2003            1.000           0.987          76,583

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   Scudder Global Blue Chip Portfolio - Class B (6/03)                     2005            1.320           1.584           9,451
                                                                           2004            1.179           1.320          18,141
                                                                           2003            1.000           1.179          17,388

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                                          2005            1.007           1.008          51,818
                                                                           2004            0.995           1.007          46,794
                                                                           2003            1.000           0.995          41,725

   Scudder Growth & Income Strategy Portfolio - Class B
   (8/04)                                                                  2005            1.076           1.107         325,169
                                                                           2004            1.000           1.076              --

   Scudder Growth Portfolio - Class B (6/03)                               2005            1.136           1.092              --
                                                                           2004            1.107           1.136          10,815
                                                                           2003            1.000           1.107           2,748

   Scudder Growth Strategy Portfolio - Class B (8/04)                      2005            1.094           1.136         139,912
                                                                           2004            1.000           1.094          26,227

   Scudder High Income Portfolio - Class B (6/03)                          2005            1.197           1.212          76,445
                                                                           2004            1.091           1.197          95,056
                                                                           2003            1.000           1.091          79,425

   Scudder Income & Growth Strategy Portfolio - Class B
   (8/04)                                                                  2005            1.058           1.081         112,831
                                                                           2004            1.000           1.058              --

   Scudder International Select Equity Portfolio - Class B
   (6/03)                                                                  2005            1.395           1.557         138,265
                                                                           2004            1.209           1.395          83,770
                                                                           2003            1.000           1.209          39,252

   Scudder Mercury Large Cap Core Portfolio (3/05)                         2005            1.036           1.146              --

   Scudder Mid-Cap Growth Portfolio - Class B (6/03)                       2005            1.181           1.326              --
                                                                           2004            1.164           1.181              --
                                                                           2003            1.000           1.164              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   Scudder Money Market Portfolio - Class B (6/03)                          2005           0.974           0.977          16,019
                                                                            2004           0.989           0.974          16,065
                                                                            2003           1.000           0.989          15,771

   Scudder Salomon Aggressive Growth Portfolio (6/03)                       2005           1.281           1.421          17,010
                                                                            2004           1.174           1.281          25,700
                                                                            2003           1.000           1.174           7,066

   Scudder Small Cap Growth Portfolio - Class B (6/03)                      2005           1.225           1.280          82,170
                                                                            2004           1.132           1.225          98,567
                                                                            2003           1.000           1.132          26,844

   Scudder Strategic Income Portfolio - Class B (6/03)                      2005           1.043           1.041         103,146
                                                                            2004           0.984           1.043          93,649
                                                                            2003           1.000           0.984          67,727

   Scudder Technology Growth Portfolio - Class B (6/03)                     2005           1.207           1.221          51,485
                                                                            2004           1.215           1.207          51,489
                                                                            2003           1.000           1.215           3,504

   Scudder Templeton Foreign Value Portfolio (3/05)                         2005           1.053           1.128              --

   Scudder Total Return Portfolio - Class B (6/03)                          2005           1.106           1.126           8,355
                                                                            2004           1.062           1.106          20,780
                                                                            2003           1.000           1.062          25,525

   SVS Davis Venture Value Portfolio - Class B (6/03)                       2005           1.262           1.350          83,509
                                                                            2004           1.157           1.262          83,454
                                                                            2003           1.000           1.157              --

   SVS Dreman Financial Services Portfolio - Class B (6/03)                 2005           1.232           1.201          69,416
                                                                            2004           1.129           1.232          74,007
                                                                            2003           1.000           1.129          12,243

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   SVS Dreman High Return Equity Portfolio - Class B (6/03)                 2005           1.293           1.361         188,060
                                                                            2004           1.162           1.293         181,164
                                                                            2003           1.000           1.162          93,860

   SVS Dreman Small Cap Value Portfolio - Class B (6/03)                    2005           1.529           1.643         109,098
                                                                            2004           1.244           1.529          89,555
                                                                            2003           1.000           1.244          17,383

   SVS Eagle Focused Large Cap Growth Portfolio - Class B
   (6/03)                                                                   2005           1.110           1.013              --
                                                                            2004           1.117           1.110          86,415
                                                                            2003           1.000           1.117          47,085

   SVS Focus Value & Growth Portfolio - Class B (6/03)                      2005           1.256           1.173              --
                                                                            2004           1.157           1.256           8,955
                                                                            2003           1.000           1.157           8,857

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)                2005           1.247           1.241          66,740
                                                                            2004           1.162           1.247          76,632
                                                                            2003           1.000           1.162          22,782

   SVS Index 500 Portfolio - Class B (6/03)                                 2005           1.218           1.236              --
                                                                            2004           1.131           1.218          66,700
                                                                            2003           1.000           1.131          28,867

   SVS Janus Growth And Income Portfolio - Class B (6/03)                   2005           1.217           1.331          96,732
                                                                            2004           1.119           1.217          90,781
                                                                            2003           1.000           1.119          17,444

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)                2005           1.219           1.279          14,580
                                                                            2004           1.109           1.219          13,894
                                                                            2003           1.000           1.109              --

   SVS MFS Strategic Value Portfolio - Class B (6/03)                       2005           1.289           1.255          68,753
                                                                            2004           1.121           1.289          58,522
                                                                            2003           1.000           1.121           7,275

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   SVS Oak Strategic Equity Portfolio - Class B (6/03)                      2005           1.178           1.102          57,070
                                                                            2004           1.193           1.178          56,937
                                                                            2003           1.000           1.193           2,567

   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)                     2005           1.313           1.430          14,804
                                                                            2004           1.212           1.313          14,804
                                                                            2003           1.000           1.212              --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)                2005           1.084           1.148          46,455
                                                                            2004           1.061           1.084          89,018
                                                                            2003           1.000           1.061          55,666

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                                            2005           1.184           1.323          26,448
                                                                            2004           1.120           1.184          27,179
                                                                            2003           1.000           1.120              --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                                           2005           1.297           1.483              --
                                                                            2004           1.072           1.297              --
                                                                            2003           1.000           1.072              --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)                    2005           1.276           1.597              --
                                                                            2004           1.043           1.276              --
                                                                            2003           1.000           1.043              --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)                    2005           1.192           1.355              --
                                                                            2004           1.032           1.192              --
                                                                            2003           1.000           1.032              --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                   2005           1.151           1.227              --
                                                                            2004           1.029           1.151              --
                                                                            2003           1.000           1.029              --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                                            2005           1.083           1.095              --
                                                                            2004           1.044           1.083              --
                                                                            2003           1.000           1.044              --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)                2005           1.336           1.456              --
                                                                            2004           1.044           1.336              --
                                                                            2003           1.000           1.044              --

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                      2005           1.000           1.005              --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)                           2005           1.088           0.990              --
                                                                            2004           1.006           1.088              --
                                                                            2003           1.000           1.006              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   Capital Growth Portfolio - Class B (6/03)                                2005           1.098           1.166              --
                                                                            2004           1.043           1.098              --
                                                                            2003           1.000           1.043              --

   Global Discovery Portfolio - Class B (6/03)                              2005           1.290           1.490              --
                                                                            2004           1.070           1.290              --
                                                                            2003           1.000           1.070              --

   Growth and Income Portfolio - Class B (6/03)                             2005           1.134           1.174              --
                                                                            2004           1.056           1.134              --
                                                                            2003           1.000           1.056              --

   Health Sciences Portfolio - Class B (6/03)                               2005           1.165           1.232              --
                                                                            2004           1.090           1.165              --
                                                                            2003           1.000           1.090              --

   International Portfolio - Class B (6/03)                                 2005           1.236           1.400              --
                                                                            2004           1.087           1.236              --
                                                                            2003           1.000           1.087              --

   SVS I Scudder Bond Portfolio - Class B (7/05)                            2005           1.000           0.994              --

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                             2005           1.198           1.286              --
                                                                            2004           1.059           1.198              --
                                                                            2003           1.000           1.059              --

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                                   2005           1.041           1.054              --
                                                                            2004           1.000           1.041              --

   Scudder Fixed Income Portfolio - Class B (6/03)                          2005           1.035           1.032              --
                                                                            2004           1.016           1.035              --
                                                                            2003           1.000           1.016              --

   Scudder Global Blue Chip Portfolio - Class B (6/03)                      2005           1.206           1.447              --
                                                                            2004           1.078           1.206              --
                                                                            2003           1.000           1.078              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                                           2005           1.021           1.022              --
                                                                            2004           1.009           1.021              --
                                                                            2003           1.000           1.009              --

   Scudder Growth & Income Strategy Portfolio - Class B
   (8/04)                                                                   2005           1.075           1.106              --
                                                                            2004           1.000           1.075              --

   Scudder Growth Portfolio - Class B (6/03)                                2005           1.060           1.018              --
                                                                            2004           1.033           1.060              --
                                                                            2003           1.000           1.033              --

   Scudder Growth Strategy Portfolio - Class B (8/04)                       2005           1.094           1.135              --
                                                                            2004           1.000           1.094              --

   Scudder High Income Portfolio - Class B (6/03)                           2005           1.136           1.149              --
                                                                            2004           1.035           1.136              --
                                                                            2003           1.000           1.035              --

   Scudder Income & Growth Strategy Portfolio - Class B
   (8/04)                                                                   2005           1.057           1.080              --
                                                                            2004           1.000           1.057              --

   Scudder International Select Equity Portfolio - Class B
   (6/03)                                                                   2005           1.255           1.400              --
                                                                            2004           1.088           1.255              --
                                                                            2003           1.000           1.088              --

   Scudder Mercury Large Cap Core Portfolio (3/05)                          2005           1.063           1.145              --

   Scudder Mid-Cap Growth Portfolio - Class B (6/03)                        2005           1.033           1.159              --
                                                                            2004           1.019           1.033              --
                                                                            2003           1.000           1.019              --

   Scudder Money Market Portfolio - Class B (6/03)                          2005           0.981           0.984              --
                                                                            2004           0.997           0.981              --
                                                                            2003           1.000           0.997              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   Scudder Salomon Aggressive Growth Portfolio (6/03)                       2005           1.122           1.243              --
                                                                            2004           1.028           1.122              --
                                                                            2003           1.000           1.028              --

   Scudder Small Cap Growth Portfolio - Class B (6/03)                      2005           1.090           1.139              --
                                                                            2004           1.008           1.090              --
                                                                            2003           1.000           1.008              --

   Scudder Strategic Income Portfolio - Class B (6/03)                      2005           1.094           1.091              --
                                                                            2004           1.032           1.094              --
                                                                            2003           1.000           1.032              --

   Scudder Technology Growth Portfolio - Class B (6/03)                     2005           1.013           1.024              --
                                                                            2004           1.020           1.013              --
                                                                            2003           1.000           1.020              --

   Scudder Templeton Foreign Value Portfolio (3/05)                         2005           1.078           1.128              --

   Scudder Total Return Portfolio - Class B (6/03)                          2005           1.074           1.093              --
                                                                            2004           1.032           1.074              --
                                                                            2003           1.000           1.032              --

   SVS Davis Venture Value Portfolio - Class B (6/03)                       2005           1.161           1.241              --
                                                                            2004           1.064           1.161              --
                                                                            2003           1.000           1.064              --

   SVS Dreman Financial Services Portfolio - Class B (6/03)                 2005           1.129           1.100              --
                                                                            2004           1.035           1.129              --
                                                                            2003           1.000           1.035              --

   SVS Dreman High Return Equity Portfolio - Class B (6/03)                 2005           1.188           1.250              --
                                                                            2004           1.068           1.188              --
                                                                            2003           1.000           1.068              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   SVS Dreman Small Cap Value Portfolio - Class B (6/03)                    2005           1.302           1.399              --
                                                                            2004           1.060           1.302              --
                                                                            2003           1.000           1.060              --

   SVS Eagle Focused Large Cap Growth Portfolio - Class B
   (6/03)                                                                   2005           1.047           0.955              --
                                                                            2004           1.053           1.047              --
                                                                            2003           1.000           1.053              --

   SVS Focus Value & Growth Portfolio - Class B (6/03)                      2005           1.140           1.064              --
                                                                            2004           1.050           1.140              --
                                                                            2003           1.000           1.050              --

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)                2005           1.146           1.139              --
                                                                            2004           1.067           1.146              --
                                                                            2003           1.000           1.067              --

   SVS Index 500 Portfolio - Class B (6/03)                                 2005           1.140           1.157              --
                                                                            2004           1.059           1.140              --
                                                                            2003           1.000           1.059              --

   SVS Janus Growth And Income Portfolio - Class B (6/03)                   2005           1.149           1.256              --
                                                                            2004           1.057           1.149              --
                                                                            2003           1.000           1.057              --

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)                2005           1.147           1.202              --
                                                                            2004           1.044           1.147              --
                                                                            2003           1.000           1.044              --

   SVS MFS Strategic Value Portfolio - Class B (6/03)                       2005           1.229           1.195              --
                                                                            2004           1.069           1.229              --
                                                                            2003           1.000           1.069              --

   SVS Oak Strategic Equity Portfolio - Class B (6/03)                      2005           1.009           0.944              --
                                                                            2004           1.022           1.009              --
                                                                            2003           1.000           1.022              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)                     2005           1.099           1.197              --
                                                                            2004           1.015           1.099              --
                                                                            2003           1.000           1.015              --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)                2005           1.055           1.117              --
                                                                            2004           1.034           1.055              --
                                                                            2003           1.000           1.034              --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                                            2005           1.077           1.203              --
                                                                            2004           1.020           1.077              --
                                                                            2003           1.000           1.020              --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                                  UNIT VALUE AT                  NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                                       YEAR           YEAR        END OF YEAR     END OF YEAR
                  --------------                                       ----       -------------  -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                                      2005          1.287          1.471             --
                                                                       2004          1.065          1.287             --
                                                                       2003          1.000          1.065             --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)               2005          1.610          2.016             --
                                                                       2004          1.318          1.610             --
                                                                       2003          1.000          1.318             --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)               2005          1.427          1.622             --
                                                                       2004          1.236          1.427             --
                                                                       2003          1.000          1.236             --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)              2005          1.308          1.393             --
                                                                       2004          1.170          1.308             --
                                                                       2003          1.000          1.170             --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                                       2005          1.165          1.178             --
                                                                       2004          1.124          1.165             --
                                                                       2003          1.000          1.124             --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)           2005          1.486          1.619          2,731
                                                                       2004          1.162          1.486          3,201
                                                                       2003          1.000          1.162             --

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                 2005          1.000          1.005             --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)

                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR          YEAR         END OF YEAR      END OF YEAR
                  --------------                               ----      -------------   -------------   ---------------
Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2005          1.218          1.109             --
                                                               2004          1.126          1.218             --
                                                               2003          1.000          1.126             --

   Capital Growth Portfolio - Class B (6/03)                   2005          1.172          1.244             --
                                                               2004          1.114          1.172             --
                                                               2003          1.000          1.114             --

   Global Discovery Portfolio - Class B (6/03)                 2005          1.507          1.741             --
                                                               2004          1.251          1.507             --
                                                               2003          1.000          1.251             --

   Growth and Income Portfolio - Class B (6/03)                2005          1.209          1.251             --
                                                               2004          1.126          1.209             --
                                                               2003          1.000          1.126             --

   Health Sciences Portfolio - Class B (6/03)                  2005          1.198          1.266             --
                                                               2004          1.121          1.198             --
                                                               2003          1.000          1.121             --

   International Portfolio - Class B (6/03)                    2005          1.345          1.523             --
                                                               2004          1.183          1.345             --
                                                               2003          1.000          1.183             --

   SVS I Scudder Bond Portfolio - Class B (7/05)               2005          1.000          0.994             --

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005          1.305          1.400             --
                                                               2004          1.154          1.305             --
                                                               2003          1.000          1.154             --

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005          1.040          1.054             --
                                                               2004          1.000          1.040             --

   Scudder Fixed Income Portfolio - Class B (6/03)             2005          1.005          1.001         30,066
                                                               2004          0.987          1.005         30,247
                                                               2003          1.000          0.987             --

                         CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE AT                     NUMBER OF UNITS
                                                                         BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR          YEAR         END OF YEAR       END OF YEAR
                  --------------                               ----      -------------   -------------     ---------------
   Scudder Global Blue Chip Portfolio - Class B (6/03)         2005          1.318          1.580                  --
                                                               2004          1.179          1.318                  --
                                                               2003          1.000          1.179                  --

   Scudder Government & Agency Securities Portfolio - Class
   B (6/03)                                                    2005          1.005          1.005                  --
                                                               2004          0.994          1.005                  --
                                                               2003          1.000          0.994                  --

   Scudder Growth & Income Strategy Portfolio - Class B
   (8/04)                                                      2005          1.075          1.105             227,865
                                                               2004          1.000          1.075                  --

   Scudder Growth Portfolio - Class B (6/03)                   2005          1.134          1.090                  --
                                                               2004          1.107          1.134                  --
                                                               2003          1.000          1.107                  --

   Scudder Growth Strategy Portfolio - Class B (8/04)          2005          1.094          1.135                  --
                                                               2004          1.000          1.094                  --

   Scudder High Income Portfolio - Class B (6/03)              2005          1.195          1.209               3,293
                                                               2004          1.090          1.195               3,296
                                                               2003          1.000          1.090                  --

   Scudder Income & Growth Strategy Portfolio - Class B
   (8/04)                                                      2005          1.057          1.080                  --
                                                               2004          1.000          1.057                  --

   Scudder International Select Equity Portfolio - Class B
   (6/03)                                                      2005          1.393          1.553              12,180
                                                               2004          1.208          1.393              12,761
                                                               2003          1.000          1.208                  --

   Scudder Mercury Large Cap Core Portfolio (3/05)             2005          1.062          1.145                  --

   Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005          1.179          1.322                  --
                                                               2004          1.163          1.179                  --
                                                               2003          1.000          1.163                  --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)

                                                                         UNIT VALUE AT                  NUMBER OF UNITS
                                                                         BEGINNING OF    UNIT VALUE AT  OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR          YEAR         END OF YEAR     END OF YEAR
                  --------------                               ----      -------------   -------------  ---------------
   Scudder Money Market Portfolio - Class B (6/03)             2005          0.972          0.974             --
                                                               2004          0.989          0.972             --
                                                               2003          1.000          0.989             --

   Scudder Salomon Aggressive Growth Portfolio (6/03)          2005          1.279          1.417             --
                                                               2004          1.174          1.279             --
                                                               2003          1.000          1.174             --

   Scudder Small Cap Growth Portfolio - Class B (6/03)         2005          1.223          1.277             --
                                                               2004          1.131          1.223             --
                                                               2003          1.000          1.131             --

   Scudder Strategic Income Portfolio - Class B (6/03)         2005          1.042          1.039             --
                                                               2004          0.984          1.042             --
                                                               2003          1.000          0.984             --

   Scudder Technology Growth Portfolio - Class B (6/03)        2005          1.205          1.217             --
                                                               2004          1.214          1.205             --
                                                               2003          1.000          1.214             --

   Scudder Templeton Foreign Value Portfolio (3/05)            2005          1.078          1.127             --

   Scudder Total Return Portfolio - Class B (6/03)             2005          1.105          1.123             --
                                                               2004          1.062          1.105             --
                                                               2003          1.000          1.062             --

   SVS Davis Venture Value Portfolio - Class B (6/03)          2005          1.260          1.347             --
                                                               2004          1.156          1.260             --
                                                               2003          1.000          1.156             --

   SVS Dreman Financial Services Portfolio - Class B (6/03)    2005          1.230          1.198             --
                                                               2004          1.128          1.230             --
                                                               2003          1.000          1.128             --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)

                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR          YEAR        END OF YEAR      END OF YEAR
                  --------------                               ----      -------------  -------------    ---------------
   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005          1.290          1.357           21,692
                                                               2004          1.161          1.290           22,426
                                                               2003          1.000          1.161               --

   SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005          1.526          1.639            3,400
                                                               2004          1.243          1.526            3,601
                                                               2003          1.000          1.243               --

   SVS Eagle Focused Large Cap Growth Portfolio - Class B
   (6/03)                                                      2005          1.109          1.011               --
                                                               2004          1.116          1.109               --
                                                               2003          1.000          1.116               --

   SVS Focus Value & Growth Portfolio - Class B (6/03)         2005          1.254          1.170               --
                                                               2004          1.156          1.254               --
                                                               2003          1.000          1.156               --

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005          1.245          1.237               --
                                                               2004          1.161          1.245               --
                                                               2003          1.000          1.161               --

   SVS Index 500 Portfolio - Class B (6/03)                    2005          1.216          1.234               --
                                                               2004          1.130          1.216               --
                                                               2003          1.000          1.130               --

   SVS Janus Growth And Income Portfolio - Class B (6/03)      2005          1.215          1.328               --
                                                               2004          1.118          1.215               --
                                                               2003          1.000          1.118               --

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005          1.217          1.275               --
                                                               2004          1.109          1.217               --
                                                               2003          1.000          1.109               --

   SVS MFS Strategic Value Portfolio - Class B (6/03)          2005          1.287          1.251               --
                                                               2004          1.120          1.287               --
                                                               2003          1.000          1.120               --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)

                                                                        UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR         YEAR          END OF YEAR          END OF YEAR
                  --------------                               ----     -------------    -------------       ---------------
   SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005        1.176             1.099                24,641
                                                               2004        1.192             1.176                21,802
                                                               2003        1.000             1.192                    --

   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005        1.311             1.427                    --
                                                               2004        1.211             1.311                    --
                                                               2003        1.000             1.211                    --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.082             1.145                    --
                                                               2004        1.061             1.082                    --
                                                               2003        1.000             1.061                    --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005        1.182             1.320                    --
                                                               2004        1.119             1.182                    --
                                                               2003        1.000             1.119                    --

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                                 UNIT VALUE AT                  NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                                       YEAR          YEAR        END OF YEAR      END OF YEAR
                  --------------                                       ----      -------------  -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                                      2005          1.285          1.468          6,012
                                                                       2004          1.064          1.285          7,623
                                                                       2003          1.000          1.064          9,823

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)               2005          1.608          2.010          1,898
                                                                       2004          1.317          1.608          2,234
                                                                       2003          1.000          1.317             --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)               2005          1.425          1.617             --
                                                                       2004          1.236          1.425             --
                                                                       2003          1.000          1.236             --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)              2005          1.306          1.390             --
                                                                       2004          1.169          1.306             --
                                                                       2003          1.000          1.169             --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                                       2005          1.163          1.175             --
                                                                       2004          1.123          1.163             --
                                                                       2003          1.000          1.123             --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)           2005          1.484          1.615         19,465
                                                                       2004          1.162          1.484         20,060
                                                                       2003          1.000          1.162             --

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                 2005          1.000          1.005          3,727

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)                      2005          1.216          1.106             --
                                                                       2004          1.125          1.216             --
                                                                       2003          1.000          1.125             --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)

                                                                         UNIT VALUE AT                     NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR          YEAR         END OF YEAR       END OF YEAR
                  --------------                               ----      -------------   -------------     ----------------
   Capital Growth Portfolio - Class B (6/03)                   2005          1.170          1.241               3,066
                                                               2004          1.113          1.170                  --
                                                               2003          1.000          1.113                  --

   Global Discovery Portfolio - Class B (6/03)                 2005          1.505          1.737                  --
                                                               2004          1.251          1.505                  --
                                                               2003          1.000          1.251                  --

   Growth and Income Portfolio - Class B (6/03)                2005          1.207          1.248              10,003
                                                               2004          1.125          1.207              10,998
                                                               2003          1.000          1.125               9,265

   Health Sciences Portfolio - Class B (6/03)                  2005          1.196          1.263                  --
                                                               2004          1.121          1.196                  --
                                                               2003          1.000          1.121                  --

   International Portfolio - Class B (6/03)                    2005          1.343          1.519                  --
                                                               2004          1.182          1.343                  --
                                                               2003          1.000          1.182                  --

   SVS I Scudder Bond Portfolio - Class B (7/05)               2005          1.000          0.994                  --

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005          1.302          1.396               2,781
                                                               2004          1.153          1.302               2,813
                                                               2003          1.000          1.153                  --

   Scudder Conservative Income Strategy
   Portfolio - Class B (8/04)                                  2005          1.040          1.052                  --
                                                               2004          1.000          1.040                  --

   Scudder Fixed Income Portfolio - Class B (6/03)             2005          1.003          0.999              55,310
                                                               2004          0.986          1.003              51,292
                                                               2003          1.000          0.986              10,155

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2005          1.316          1.576              16,091
                                                               2004          1.178          1.316              16,091
                                                               2003          1.000          1.178                  --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR        END OF YEAR
                  --------------                               ----    -------------   -------------     ---------------
   Scudder Government & Agency Securities
   Portfolio - Class B (6/03)                                  2005       1.004          1.003                8,871
                                                               2004       0.994          1.004                9,494
                                                               2003       1.000          0.994               10,065

   Scudder Growth & Income Strategy
   Portfolio - Class B (8/04)                                  2005       1.075          1.104                   --
                                                               2004       1.000          1.075                   --

   Scudder Growth Portfolio - Class B (6/03)                   2005       1.132          1.088                   --
                                                               2004       1.106          1.132                3,066
                                                               2003       1.000          1.106                   --

   Scudder Growth Strategy Portfolio - Class B (8/04)          2005       1.094          1.133                   --
                                                               2004       1.000          1.094                   --

   Scudder High Income Portfolio - Class B (6/03)              2005       1.193          1.206               34,247
                                                               2004       1.090          1.193               32,822
                                                               2003       1.000          1.090                   --

   Scudder Income & Growth Strategy
   Portfolio - Class B (8/04)                                  2005       1.057          1.078               21,252
                                                               2004       1.000          1.057                   --

   Scudder International Select Equity
   Portfolio - Class B (6/03)                                  2005       1.390          1.549               21,148
                                                               2004       1.207          1.390               22,333
                                                               2003       1.000          1.207                   --

   Scudder Mercury Large Cap Core Portfolio (3/05)             2005       1.036          1.143                   --

   Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005       1.177          1.319                   --
                                                               2004       1.162          1.177                   --
                                                               2003       1.000          1.162                   --

   Scudder Money Market Portfolio - Class B (6/03)             2005       0.971          0.972                   --
                                                               2004       0.988          0.971                   --
                                                               2003       1.000          0.988                   --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)

                                                                         UNIT VALUE AT                  NUMBER OF UNITS
                                                                         BEGINNING OF    UNIT VALUE AT  OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR          YEAR         END OF YEAR     END OF YEAR
                  --------------                               ----      -------------   -------------  ---------------
   Scudder Salomon Aggressive Growth Portfolio (6/03)          2005          1.278          1.414             --
                                                               2004          1.173          1.278             --
                                                               2003          1.000          1.173             --

   Scudder Small Cap Growth Portfolio - Class B (6/03)         2005          1.221          1.274         11,028
                                                               2004          1.130          1.221         11,114
                                                               2003          1.000          1.130             --

   Scudder Strategic Income Portfolio - Class B (6/03)         2005          1.040          1.036          9,611
                                                               2004          0.983          1.040          9,275
                                                               2003          1.000          0.983             --

   Scudder Technology Growth Portfolio - Class B (6/03)        2005          1.203          1.214             --
                                                               2004          1.213          1.203             --
                                                               2003          1.000          1.213             --

   Scudder Templeton Foreign Value Portfolio (3/05)            2005          1.053          1.126             --

   Scudder Total Return Portfolio - Class B (6/03)             2005          1.103          1.120             --
                                                               2004          1.061          1.103             --
                                                               2003          1.000          1.061             --

   SVS Davis Venture Value Portfolio - Class B (6/03)          2005          1.258          1.343         61,436
                                                               2004          1.156          1.258         60,793
                                                               2003          1.000          1.156             --

   SVS Dreman Financial Services Portfolio - Class B (6/03)    2005          1.228          1.195             --
                                                               2004          1.127          1.228             --
                                                               2003          1.000          1.127             --

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005          1.288          1.354          4,172
                                                               2004          1.160          1.288          4,351
                                                               2003          1.000          1.160             --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)

                                                                          UNIT VALUE AT                  NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR           YEAR        END OF YEAR      END OF YEAR
                  --------------                               ----       -------------  -------------   ---------------
   SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005          1.524          1.635            12,737
                                                               2004          1.242          1.524            13,315
                                                               2003          1.000          1.242                --

   SVS Eagle Focused Large Cap Growth Portfolio - Class B
   (6/03)                                                      2005          1.107          1.009                --
                                                               2004          1.116          1.107                --
                                                               2003          1.000          1.116                --

   SVS Focus Value & Growth Portfolio - Class B (6/03)         2005          1.252          1.168                --
                                                               2004          1.155          1.252                --
                                                               2003          1.000          1.155                --

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005          1.243          1.234             2,985
                                                               2004          1.160          1.243             2,895
                                                               2003          1.000          1.160                --

   SVS Index 500 Portfolio - Class B (6/03)                    2005          1.214          1.231                --
                                                               2004          1.130          1.214             2,961
                                                               2003          1.000          1.130                --

   SVS Janus Growth And Income Portfolio - Class B (6/03)      2005          1.213          1.324                --
                                                               2004          1.117          1.213                --
                                                               2003          1.000          1.117                --

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005          1.215          1.272                --
                                                               2004          1.108          1.215                --
                                                               2003          1.000          1.108                --

   SVS MFS Strategic Value Portfolio - Class B (6/03)          2005          1.285          1.248                --
                                                               2004          1.120          1.285                --
                                                               2003          1.000          1.120                --

   SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005          1.174          1.096                --
                                                               2004          1.191          1.174                --
                                                               2003          1.000          1.191                --

                         CONDENSED FINANCIAL INFORMATION


                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)

                                                                         UNIT VALUE AT                     NUMBER OF UNITS
                                                                          BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR          YEAR          END OF YEAR       END OF YEAR
                  --------------                               ----      -------------    -------------    ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005          1.309          1.423                --
                                                               2004          1.210          1.309                --
                                                               2003          1.000          1.210                --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005          1.080          1.142            12,721
                                                               2004          1.060          1.080            13,875
                                                               2003          1.000          1.060             9,662

Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005          1.180          1.316            64,802
                                                               2004          1.119          1.180            67,545
                                                               2003          1.000          1.119                --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                                           2005           1.294           1.477              --
                                                                            2004           1.072           1.294              --
                                                                            2003           1.000           1.072              --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)                    2005           1.273           1.590              --
                                                                            2004           1.043           1.273              --
                                                                            2003           1.000           1.043              --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)                    2005           1.189           1.349              --
                                                                            2004           1.032           1.189              --
                                                                            2003           1.000           1.032              --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                   2005           1.148           1.222              --
                                                                            2004           1.029           1.148              --
                                                                            2003           1.000           1.029              --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                                            2005           1.080           1.091              --
                                                                            2004           1.044           1.080              --
                                                                            2003           1.000           1.044              --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)                2005           1.333           1.450              --
                                                                            2004           1.044           1.333              --
                                                                            2003           1.000           1.044              --

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                      2005           1.000           1.005              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)                           2005           1.086           0.988              --
                                                                            2004           1.005           1.086              --
                                                                            2003           1.000           1.005              --

   Capital Growth Portfolio - Class B (6/03)                                2005           1.095           1.161              --
                                                                            2004           1.043           1.095              --
                                                                            2003           1.000           1.043              --

   Global Discovery Portfolio - Class B (6/03)                              2005           1.287           1.484              --
                                                                            2004           1.070           1.287              --
                                                                            2003           1.000           1.070              --

   Growth and Income Portfolio - Class B (6/03)                             2005           1.132           1.169              --
                                                                            2004           1.055           1.132              --
                                                                            2003           1.000           1.055              --

   Health Sciences Portfolio - Class B (6/03)                               2005           1.162           1.227              --
                                                                            2004           1.090           1.162              --
                                                                            2003           1.000           1.090              --

   International Portfolio - Class B (6/03)                                 2005           1.234           1.394              --
                                                                            2004           1.086           1.234              --
                                                                            2003           1.000           1.086              --

   SVS I Scudder Bond Portfolio - Class B (7/05)                            2005           1.000           0.993              --

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                             2005           1.195           1.280              --
                                                                            2004           1.059           1.195              --
                                                                            2003           1.000           1.059              --

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                                   2005           1.040           1.052              --
                                                                            2004           1.000           1.040              --

   Scudder Fixed Income Portfolio - Class B (6/03)                          2005           1.033           1.028              --
                                                                            2004           1.016           1.033              --
                                                                            2003           1.000           1.016              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   Scudder Global Blue Chip Portfolio - Class B (6/03)                      2005           1.204           1.440              --
                                                                            2004           1.078           1.204              --
                                                                            2003           1.000           1.078              --

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                                           2005           1.019           1.017              --
                                                                            2004           1.009           1.019              --
                                                                            2003           1.000           1.009              --

   Scudder Growth & Income Strategy Portfolio - Class B
   (8/04)                                                                   2005           1.075           1.103              --
                                                                            2004           1.000           1.075              --

   Scudder Growth Portfolio - Class B (6/03)                                2005           1.057           1.015              --
                                                                            2004           1.033           1.057              --
                                                                            2003           1.000           1.033              --

   Scudder Growth Strategy Portfolio - Class B (8/04)                       2005           1.093           1.132              --
                                                                            2004           1.000           1.093              --

   Scudder High Income Portfolio - Class B (6/03)                           2005           1.133           1.145              --
                                                                            2004           1.035           1.133              --
                                                                            2003           1.000           1.035              --

   Scudder Income & Growth Strategy Portfolio - Class B
   (8/04)                                                                   2005           1.057           1.077              --
                                                                            2004           1.000           1.057              --

   Scudder International Select Equity Portfolio - Class B
   (6/03)                                                                   2005           1.252           1.394              --
                                                                            2004           1.088           1.252              --
                                                                            2003           1.000           1.088              --

   Scudder Mercury Large Cap Core Portfolio (3/05)                          2005           1.062           1.143              --

   Scudder Mid-Cap Growth Portfolio - Class B (6/03)                        2005           1.031           1.154              --
                                                                            2004           1.018           1.031              --
                                                                            2003           1.000           1.018              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   Scudder Money Market Portfolio - Class B (6/03)                          2005           0.979           0.979              --
                                                                            2004           0.997           0.979              --
                                                                            2003           1.000           0.997              --

   Scudder Salomon Aggressive Growth Portfolio (6/03)                       2005           1.119           1.238              --
                                                                            2004           1.028           1.119              --
                                                                            2003           1.000           1.028              --

   Scudder Small Cap Growth Portfolio - Class B (6/03)                      2005           1.088           1.134              --
                                                                            2004           1.007           1.088              --
                                                                            2003           1.000           1.007              --

   Scudder Strategic Income Portfolio - Class B (6/03)                      2005           1.091           1.086              --
                                                                            2004           1.032           1.091              --
                                                                            2003           1.000           1.032              --

   Scudder Technology Growth Portfolio - Class B (6/03)                     2005           1.011           1.020              --
                                                                            2004           1.020           1.011              --
                                                                            2003           1.000           1.020              --

   Scudder Templeton Foreign Value Portfolio (3/05)                         2005           1.078           1.125              --

   Scudder Total Return Portfolio - Class B (6/03)                          2005           1.072           1.088              --
                                                                            2004           1.032           1.072              --
                                                                            2003           1.000           1.032              --

   SVS Davis Venture Value Portfolio - Class B (6/03)                       2005           1.158           1.235              --
                                                                            2004           1.064           1.158              --
                                                                            2003           1.000           1.064              --

   SVS Dreman Financial Services Portfolio - Class B (6/03)                 2005           1.127           1.096              --
                                                                            2004           1.035           1.127              --
                                                                            2003           1.000           1.035              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   SVS Dreman High Return Equity Portfolio - Class B (6/03)                 2005           1.185           1.245              --
                                                                            2004           1.068           1.185              --
                                                                            2003           1.000           1.068              --

   SVS Dreman Small Cap Value Portfolio - Class B (6/03)                    2005           1.299           1.393              --
                                                                            2004           1.060           1.299              --
                                                                            2003           1.000           1.060              --

   SVS Eagle Focused Large Cap Growth Portfolio - Class B
   (6/03)                                                                   2005           1.044           0.952              --
                                                                            2004           1.053           1.044              --
                                                                            2003           1.000           1.053              --

   SVS Focus Value & Growth Portfolio - Class B (6/03)                      2005           1.137           1.061              --
                                                                            2004           1.050           1.137              --
                                                                            2003           1.000           1.050              --

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)                2005           1.143           1.134              --
                                                                            2004           1.067           1.143              --
                                                                            2003           1.000           1.067              --

   SVS Index 500 Portfolio - Class B (6/03)                                 2005           1.138           1.153              --
                                                                            2004           1.059           1.138              --
                                                                            2003           1.000           1.059              --

   SVS Janus Growth And Income Portfolio - Class B (6/03)                   2005           1.146           1.251              --
                                                                            2004           1.056           1.146              --
                                                                            2003           1.000           1.056              --

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)                2005           1.144           1.197              --
                                                                            2004           1.044           1.144              --
                                                                            2003           1.000           1.044              --

   SVS MFS Strategic Value Portfolio - Class B (6/03)                       2005           1.226           1.190              --
                                                                            2004           1.069           1.226              --
                                                                            2003           1.000           1.069              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   SVS Oak Strategic Equity Portfolio - Class B (6/03)                      2005           1.007           0.940              --
                                                                            2004           1.022           1.007              --
                                                                            2003           1.000           1.022              --

   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)                     2005           1.097           1.192              --
                                                                            2004           1.015           1.097              --
                                                                            2003           1.000           1.015              --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)                2005           1.053           1.113              --
                                                                            2004           1.034           1.053              --
                                                                            2003           1.000           1.034              --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                                            2005           1.074           1.198              --
                                                                            2004           1.019           1.074              --
                                                                            2003           1.000           1.019              --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                                           2005           1.283           1.464              --
                                                                            2004           1.064           1.283              --
                                                                            2003           1.000           1.064              --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)                    2005           1.605           2.005              --
                                                                            2004           1.316           1.605              --
                                                                            2003           1.000           1.316              --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)                    2005           1.423           1.613              --
                                                                            2004           1.235           1.423              --
                                                                            2003           1.000           1.235              --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                   2005           1.303           1.386              --
                                                                            2004           1.169           1.303              --
                                                                            2003           1.000           1.169              --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                                            2005           1.161           1.172              --
                                                                            2004           1.123           1.161              --
                                                                            2003           1.000           1.123              --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)                2005           1.482           1.610              --
                                                                            2004           1.161           1.482              --
                                                                            2003           1.000           1.161              --

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                      2005           1.000           1.005              --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)                           2005           1.215           1.104              --
                                                                            2004           1.125           1.215              --
                                                                            2003           1.000           1.125              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   Capital Growth Portfolio - Class B (6/03)                                2005           1.168           1.237              --
                                                                            2004           1.112           1.168              --
                                                                            2003           1.000           1.112              --

   Global Discovery Portfolio - Class B (6/03)                              2005           1.503           1.732              --
                                                                            2004           1.250           1.503              --
                                                                            2003           1.000           1.250              --

   Growth and Income Portfolio - Class B (6/03)                             2005           1.205           1.244              --
                                                                            2004           1.125           1.205              --
                                                                            2003           1.000           1.125              --

   Health Sciences Portfolio - Class B (6/03)                               2005           1.194           1.260              --
                                                                            2004           1.120           1.194              --
                                                                            2003           1.000           1.120              --

   International Portfolio - Class B (6/03)                                 2005           1.341           1.515              --
                                                                            2004           1.182           1.341              --
                                                                            2003           1.000           1.182              --

   SVS I Scudder Bond Portfolio - Class B (7/05)                            2005           1.000           0.993           2,175

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                             2005           1.300           1.393              --
                                                                            2004           1.153           1.300              --
                                                                            2003           1.000           1.153              --

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                                   2005           1.040           1.051              --
                                                                            2004           1.000           1.040              --

   Scudder Fixed Income Portfolio - Class B (6/03)                          2005           1.002           0.996           2,161
                                                                            2004           0.986           1.002              --
                                                                            2003           1.000           0.986              --

   Scudder Global Blue Chip Portfolio - Class B (6/03)                      2005           1.314           1.572              --
                                                                            2004           1.177           1.314              --
                                                                            2003           1.000           1.177              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   Scudder Government & Agency Securities Portfolio - Class                 2005           1.002           1.000              --
   B (6/03)
                                                                            2004           0.993           1.002              --
                                                                            2003           1.000           0.993              --

   Scudder Growth & Income Strategy Portfolio - Class B
   (8/04)                                                                   2005           1.074           1.102              --
                                                                            2004           1.000           1.074              --

   Scudder Growth Portfolio - Class B (6/03)                                2005           1.131           1.085              --
                                                                            2004           1.105           1.131              --
                                                                            2003           1.000           1.105              --

   Scudder Growth Strategy Portfolio - Class B (8/04)                       2005           1.093           1.132              --
                                                                            2004           1.000           1.093              --

   Scudder High Income Portfolio - Class B (6/03)                           2005           1.192           1.203              --
                                                                            2004           1.089           1.192              --
                                                                            2003           1.000           1.089              --

   Scudder Income & Growth Strategy Portfolio - Class B
   (8/04)                                                                   2005           1.056           1.077              --
                                                                            2004           1.000           1.056              --

   Scudder International Select Equity Portfolio - Class B
   (6/03)                                                                   2005           1.388           1.545           1,564
                                                                            2004           1.207           1.388              --
                                                                            2003           1.000           1.207              --

   Scudder Mercury Large Cap Core Portfolio (3/05)                          2005           1.062           1.142              --

   Scudder Mid-Cap Growth Portfolio - Class B (6/03)                        2005           1.175           1.316              --
                                                                            2004           1.162           1.175              --
                                                                            2003           1.000           1.162              --

   Scudder Money Market Portfolio - Class B (6/03)                          2005           0.969           0.969              --
                                                                            2004           0.988           0.969              --
                                                                            2003           1.000           0.988              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   Scudder Salomon Aggressive Growth Portfolio (6/03)                       2005           1.276           1.410           1,650
                                                                            2004           1.172           1.276              --
                                                                            2003           1.000           1.172              --

   Scudder Small Cap Growth Portfolio - Class B (6/03)                      2005           1.219           1.271              --
                                                                            2004           1.130           1.219              --
                                                                            2003           1.000           1.130              --

   Scudder Strategic Income Portfolio - Class B (6/03)                      2005           1.038           1.033              --
                                                                            2004           0.982           1.038              --
                                                                            2003           1.000           0.982              --

   Scudder Technology Growth Portfolio - Class B (6/03)                     2005           1.201           1.211              --
                                                                            2004           1.213           1.201              --
                                                                            2003           1.000           1.213              --

   Scudder Templeton Foreign Value Portfolio (3/05)                         2005           1.078           1.125           2,093

   Scudder Total Return Portfolio - Class B (6/03)                          2005           1.101           1.117              --
                                                                            2004           1.060           1.101              --
                                                                            2003           1.000           1.060              --

   SVS Davis Venture Value Portfolio - Class B (6/03)                       2005           1.256           1.340           3,408
                                                                            2004           1.155           1.256              --
                                                                            2003           1.000           1.155              --

   SVS Dreman Financial Services Portfolio - Class B (6/03)                 2005           1.226           1.192              --
                                                                            2004           1.127           1.226              --
                                                                            2003           1.000           1.127              --

   SVS Dreman High Return Equity Portfolio - Class B (6/03)                 2005           1.286           1.350              --
                                                                            2004           1.160           1.286              --
                                                                            2003           1.000           1.160              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   SVS Dreman Small Cap Value Portfolio - Class B (6/03)                    2005           1.521           1.631           1,370
                                                                            2004           1.241           1.521              --
                                                                            2003           1.000           1.241              --

   SVS Eagle Focused Large Cap Growth Portfolio - Class B
   (6/03)                                                                   2005           1.105           1.007              --
                                                                            2004           1.115           1.105              --
                                                                            2003           1.000           1.115              --

   SVS Focus Value & Growth Portfolio - Class B (6/03)                      2005           1.250           1.166              --
                                                                            2004           1.155           1.250              --
                                                                            2003           1.000           1.155              --

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)                2005           1.241           1.231              --
                                                                            2004           1.160           1.241              --
                                                                            2003           1.000           1.160              --

   SVS Index 500 Portfolio - Class B (6/03)                                 2005           1.212           1.228              --
                                                                            2004           1.129           1.212              --
                                                                            2003           1.000           1.129              --

   SVS Janus Growth And Income Portfolio - Class B (6/03)                   2005           1.211           1.321              --
                                                                            2004           1.117           1.211              --
                                                                            2003           1.000           1.117              --

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)                2005           1.213           1.269              --
                                                                            2004           1.107           1.213              --
                                                                            2003           1.000           1.107              --

   SVS MFS Strategic Value Portfolio - Class B (6/03)                       2005           1.283           1.245              --
                                                                            2004           1.119           1.283              --
                                                                            2003           1.000           1.119              --

   SVS Oak Strategic Equity Portfolio - Class B (6/03)                      2005           1.173           1.093              --
                                                                            2004           1.191           1.173              --
                                                                            2003           1.000           1.191              --

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)                     2005           1.307           1.419           3,250
                                                                            2004           1.210           1.307              --
                                                                            2003           1.000           1.210              --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)                2005           1.079           1.139              --
                                                                            2004           1.060           1.079              --
                                                                            2003           1.000           1.060              --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                                            2005           1.178           1.313              --
                                                                            2004           1.118           1.178              --
                                                                            2003           1.000           1.118              --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                                           2005           1.281           1.460              --
                                                                            2004           1.063           1.281           2,000
                                                                            2003           1.000           1.063           2,000

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)                    2005           1.603           2.000              --
                                                                            2004           1.315           1.603           1,000
                                                                            2003           1.000           1.315           1,000

   Credit Suisse Trust Global Small Cap Portfolio (6/03)                    2005           1.420           1.609              --
                                                                            2004           1.234           1.420           1,000
                                                                            2003           1.000           1.234           1,000

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)                   2005           1.301           1.383              --
                                                                            2004           1.168           1.301           2,000
                                                                            2003           1.000           1.168           2,000

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                                            2005           1.159           1.169              --
                                                                            2004           1.122           1.159           3,000
                                                                            2003           1.000           1.122           3,000

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)                2005           1.479           1.606              --
                                                                            2004           1.160           1.479              --
                                                                            2003           1.000           1.160           2,000

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                      2005           1.000           1.004              --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)                           2005           1.213           1.102              --
                                                                            2004           1.124           1.213           1,000
                                                                            2003           1.000           1.124           1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   Capital Growth Portfolio - Class B (6/03)                                2005           1.166           1.234              --
                                                                            2004           1.112           1.166           2,000
                                                                            2003           1.000           1.112           2,000

   Global Discovery Portfolio - Class B (6/03)                              2005           1.500           1.728              --
                                                                            2004           1.249           1.500           1,000
                                                                            2003           1.000           1.249           1,000

   Growth and Income Portfolio - Class B (6/03)                             2005           1.204           1.241              --
                                                                            2004           1.124           1.204              --
                                                                            2003           1.000           1.124           1,000

   Health Sciences Portfolio - Class B (6/03)                               2005           1.192           1.256              --
                                                                            2004           1.119           1.192              --
                                                                            2003           1.000           1.119           1,000

   International Portfolio - Class B (6/03)                                 2005           1.339           1.511              --
                                                                            2004           1.181           1.339           1,000
                                                                            2003           1.000           1.181           1,000

   SVS I Scudder Bond Portfolio - Class B (7/05)                            2005           1.000           0.993              --

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                             2005           1.298           1.389              --
                                                                            2004           1.152           1.298           2,000
                                                                            2003           1.000           1.152           2,000

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                                   2005           1.039           1.049              --
                                                                            2004           1.000           1.039              --

   Scudder Fixed Income Portfolio - Class B (6/03)                          2005           1.000           0.994              --
                                                                            2004           0.985           1.000              --
                                                                            2003           1.000           0.985           2,000

   Scudder Global Blue Chip Portfolio - Class B (6/03)                      2005           1.312           1.568              --
                                                                            2004           1.177           1.312           1,000
                                                                            2003           1.000           1.177           1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                                           2005           1.000           0.998              --
                                                                            2004           0.992           1.000           2,000
                                                                            2003           1.000           0.992           2,000

   Scudder Growth & Income Strategy Portfolio - Class B
   (8/04)                                                                   2005           1.074           1.101              --
                                                                            2004           1.000           1.074              --

   Scudder Growth Portfolio - Class B (6/03)                                2005           1.129           1.083              --
                                                                            2004           1.105           1.129           2,000
                                                                            2003           1.000           1.105           2,000

   Scudder Growth Strategy Portfolio - Class B (8/04)                       2005           1.093           1.130              --
                                                                            2004           1.000           1.093              --

   Scudder High Income Portfolio - Class B (6/03)                           2005           1.190           1.200              --
                                                                            2004           1.088           1.190              --
                                                                            2003           1.000           1.088              --

   Scudder Income & Growth Strategy Portfolio - Class B
   (8/04)                                                                   2005           1.056           1.075              --
                                                                            2004           1.000           1.056              --

   Scudder International Select Equity Portfolio - Class B
   (6/03)                                                                   2005           1.386           1.541              --
                                                                            2004           1.206           1.386              --
                                                                            2003           1.000           1.206           1,000

   Scudder Mercury Large Cap Core Portfolio (3/05)                          2005           1.036           1.141              --

   Scudder Mid-Cap Growth Portfolio - Class B (6/03)                        2005           1.173           1.312              --
                                                                            2004           1.161           1.173           1,000
                                                                            2003           1.000           1.161           1,000

   Scudder Money Market Portfolio - Class B (6/03)                          2005           0.968           0.967              --
                                                                            2004           0.987           0.968           1,000
                                                                            2003           1.000           0.987           1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   Scudder Salomon Aggressive Growth Portfolio (6/03)                       2005           1.274           1.407              --
                                                                            2004           1.172           1.274           1,000
                                                                            2003           1.000           1.172           1,000

   Scudder Small Cap Growth Portfolio - Class B (6/03)                      2005           1.217           1.267              --
                                                                            2004           1.129           1.217              --
                                                                            2003           1.000           1.129           1,000

   Scudder Strategic Income Portfolio - Class B (6/03)                      2005           1.037           1.031              --
                                                                            2004           0.982           1.037              --
                                                                            2003           1.000           0.982           2,000

   Scudder Technology Growth Portfolio - Class B (6/03)                     2005           1.199           1.208              --
                                                                            2004           1.212           1.199           1,000
                                                                            2003           1.000           1.212           1,000

   Scudder Templeton Foreign Value Portfolio (3/05)                         2005           1.053           1.123              --

   Scudder Total Return Portfolio - Class B (6/03)                          2005           1.099           1.114              --
                                                                            2004           1.060           1.099           2,000
                                                                            2003           1.000           1.060           2,000

   SVS Davis Venture Value Portfolio - Class B (6/03)                       2005           1.254           1.336              --
                                                                            2004           1.154           1.254              --
                                                                            2003           1.000           1.154           1,000

   SVS Dreman Financial Services Portfolio - Class B (6/03)                 2005           1.225           1.189              --
                                                                            2004           1.126           1.225           2,000
                                                                            2003           1.000           1.126           2,000

   SVS Dreman High Return Equity Portfolio - Class B (6/03)                 2005           1.284           1.347              --
                                                                            2004           1.159           1.284              --
                                                                            2003           1.000           1.159           1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   SVS Dreman Small Cap Value Portfolio - Class B (6/03)                    2005           1.519           1.627              --
                                                                            2004           1.241           1.519              --
                                                                            2003           1.000           1.241           2,000

   SVS Eagle Focused Large Cap Growth Portfolio - Class B
   (6/03)                                                                   2005           1.103           1.005              --
                                                                            2004           1.115           1.103           1,000
                                                                            2003           1.000           1.115           1,000

   SVS Focus Value & Growth Portfolio - Class B (6/03)                      2005           1.248           1.164              --
                                                                            2004           1.154           1.248           2,000
                                                                            2003           1.000           1.154           2,000

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)                2005           1.239           1.228              --
                                                                            2004           1.159           1.239              --
                                                                            2003           1.000           1.159           2,000

   SVS Index 500 Portfolio - Class B (6/03)                                 2005           1.211           1.225              --
                                                                            2004           1.129           1.211           1,000
                                                                            2003           1.000           1.129           1,000

   SVS Janus Growth And Income Portfolio - Class B (6/03)                   2005           1.209           1.318              --
                                                                            2004           1.116           1.209           1,000
                                                                            2003           1.000           1.116           1,000

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)                2005           1.211           1.266              --
                                                                            2004           1.107           1.211           1,000
                                                                            2003           1.000           1.107           1,000

   SVS MFS Strategic Value Portfolio - Class B (6/03)                       2005           1.281           1.242              --
                                                                            2004           1.119           1.281           1,000
                                                                            2003           1.000           1.119           1,000

   SVS Oak Strategic Equity Portfolio - Class B (6/03)                      2005           1.171           1.090              --
                                                                            2004           1.190           1.171           1,000
                                                                            2003           1.000           1.190           1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                    YEAR           YEAR         END OF YEAR      END OF YEAR
                       ---------------                                ----------   -------------    -------------   --------------
   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)                     2005           1.305           1.416              --
                                                                            2004           1.209           1.305           1,000
                                                                            2003           1.000           1.209           1,000

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)                2005           1.077           1.136              --
                                                                            2004           1.059           1.077              --
                                                                            2003           1.000           1.059              --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                                            2005           1.176           1.310              --
                                                                            2004           1.118           1.176              --
                                                                            2003           1.000           1.118           3,000


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.

On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.

On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.

On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio - Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund - Class B2, and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B, and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio - Class B, and is no longer available as a funding option.

                          SCUDDER ADVOCATE ADVISOR--ST1

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                           2005        1.291           1.479                       -
                                                            2004        1.066           1.291                       -
                                                            2003        1.000           1.066                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)    2005        1.615           2.026                       -
                                                            2004        1.319           1.615                       -
                                                            2003        1.000           1.319                       -

   Credit Suisse Trust Global Small Cap Portfolio (6/03)    2005        1.432           1.630                       -
                                                            2004        1.238           1.432                       -
                                                            2003        1.000           1.238                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)   2005        1.312           1.401                       -
                                                            2004        1.171           1.312                       -
                                                            2003        1.000           1.171                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.-
   Service Shares (6/03)                                    2005        1.168           1.184                       -

                                                            2004        1.125           1.168                       -
                                                            2003        1.000           1.125                       -

Scudder Investments VIT Funds

   Scudder Real Estate Securities Portfolio - Class B
   (6/03)                                                   2005        1.491           1.627                       -
                                                            2004        1.164           1.491                       -
                                                            2003        1.000           1.164                       -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)      2005        1.000           1.006                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)           2005        1.222           1.113                       -
                                                            2004        1.127           1.222                       -
                                                            2003        1.000           1.127                       -

   Capital Growth Portfolio - Class B (6/03)                2005        1.175           1.250                       -
                                                            2004        1.115           1.175                       -
                                                            2003        1.000           1.115                       -

   Global Discovery Portfolio - Class B (6/03)              2005        1.512           1.750                       -
                                                            2004        1.253           1.512                       -
                                                            2003        1.000           1.253                       -

   Growth and Income Portfolio - Class B (6/03)             2005        1.213           1.257                       -
                                                            2004        1.127           1.213                       -
                                                            2003        1.000           1.127                       -

   Health Sciences Portfolio - Class B (6/03)               2005        1.201           1.273                       -
                                                            2004        1.123           1.201                       -
                                                            2003        1.000           1.123                       -

   International Portfolio - Class B (6/03)                 2005        1.349           1.531                       -
                                                            2004        1.184           1.349                       -
                                                            2003        1.000           1.184                       -

   SVS I Scudder Bond Portfolio - Class B (7/05)            2005        1.000           0.995                       -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)             2005        1.309           1.407                       -
                                                            2004        1.155           1.309                       -
                                                            2003        1.000           1.155                       -

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                           2005        1.041           1.057                       -
                                                            2004        1.000           1.041                       -

   Scudder Fixed Income Portfolio - Class B (6/03)          2005        1.008           1.007                       -
                                                            2004        0.988           1.008                       -
                                                            2003        1.000           0.988                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                 UNIT VALUE AT                          NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                 PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------      ----    -------------   -------------          ---------------
Scudder Global Blue Chip Portfolio - Class B (6/03)      2005        1.322           1.588                       -
                                                         2004        1.180           1.322                       -
                                                         2003        1.000           1.180                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Government & Agency Securities Portfolio - Class
B (6/03)                                                    2005        1.008           1.011                       -
                                                            2004        0.995           1.008                       -
                                                            2003        1.000           0.995                       -

Scudder Growth & Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.076           1.108                       -
                                                            2004        1.000           1.076                       -

Scudder Growth Portfolio - Class B (6/03)                   2005        1.138           1.094                       -
                                                            2004        1.108           1.138                       -
                                                            2003        1.000           1.108                       -

Scudder Growth Strategy Portfolio - Class B (8/04)          2005        1.095           1.138                       -
                                                            2004        1.000           1.095                       -

Scudder High Income Portfolio - Class B (6/03)              2005        1.199           1.215                       -
                                                            2004        1.091           1.199                       -
                                                            2003        1.000           1.091                       -

Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                      2005        1.058           1.083                       -
                                                            2004        1.000           1.058                       -

Scudder International Select Equity Portfolio - Class B
(6/03)                                                      2005        1.397           1.561                       -
                                                            2004        1.209           1.397                       -
                                                            2003        1.000           1.209                       -

Scudder Mercury Large Cap Core Portfolio (3/05)             2005        1.036           1.147                       -

Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005        1.183           1.329                       -
                                                            2004        1.164           1.183                       -
                                                            2003        1.000           1.164                       -

Scudder Money Market Portfolio - Class B (6/03)             2005        0.975           0.979                       -
                                                            2004        0.990           0.975                       -
                                                            2003        1.000           0.990                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Salomon Aggressive Growth Portfolio (6/03)          2005        1.284           1.425                       -
                                                            2004        1.175           1.284                       -
                                                            2003        1.000           1.175                       -

Scudder Small Cap Growth Portfolio - Class B (6/03)         2005        1.227           1.284                       -
                                                            2004        1.132           1.227                       -
                                                            2003        1.000           1.132                       -

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.045           1.044                       -
                                                            2004        0.985           1.045                       -
                                                            2003        1.000           0.985                       -

Scudder Technology Growth Portfolio - Class B (6/03)        2005        1.209           1.224                       -
                                                            2004        1.215           1.209                       -
                                                            2003        1.000           1.215                       -

Scudder Templeton Foreign Value Portfolio (3/05)            2005        1.053           1.130                       -

Scudder Total Return Portfolio - Class B (6/03)             2005        1.108           1.129                       -
                                                            2004        1.063           1.108                       -
                                                            2003        1.000           1.063                       -

SVS Davis Venture Value Portfolio - Class B (6/03)          2005        1.264           1.354                       -
                                                            2004        1.158           1.264                       -
                                                            2003        1.000           1.158                       -

SVS Dreman Financial Services Portfolio - Class B (6/03)    2005        1.234           1.204                       -
                                                            2004        1.129           1.234                       -
                                                            2003        1.000           1.129                       -

SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.295           1.364                       -
                                                            2004        1.162           1.295                       -
                                                            2003        1.000           1.162                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005        1.531           1.648                       -
                                                            2004        1.244           1.531                       -
                                                            2003        1.000           1.244                       -

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(6/03)                                                      2005        1.112           1.015                       -
                                                            2004        1.118           1.112                       -
                                                            2003        1.000           1.118                       -

SVS Focus Value & Growth Portfolio - Class B (6/03)         2005        1.258           1.175                       -
                                                            2004        1.157           1.258                       -
                                                            2003        1.000           1.157                       -

SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005        1.249           1.244                       -
                                                            2004        1.162           1.249                       -
                                                            2003        1.000           1.162                       -

SVS Index 500 Portfolio - Class B (6/03)                    2005        1.220           1.239                       -
                                                            2004        1.132           1.220                       -
                                                            2003        1.000           1.132                       -

SVS Janus Growth And Income Portfolio - Class B (6/03)      2005        1.219           1.335                       -
                                                            2004        1.119           1.219                       -
                                                            2003        1.000           1.119                       -

SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005        1.221           1.282                       -
                                                            2004        1.110           1.221                       -
                                                            2003        1.000           1.110                       -

SVS MFS Strategic Value Portfolio - Class B (6/03)          2005        1.291           1.258                       -
                                                            2004        1.122           1.291                       -
                                                            2003        1.000           1.122                       -

SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005        1.180           1.105                       -
                                                            2004        1.193           1.180                       -
                                                            2003        1.000           1.193                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005        1.315           1.434                       -
                                                               2004        1.212           1.315                       -
                                                               2003        1.000           1.212                       -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.086           1.151                       -
                                                               2004        1.062           1.086                       -
                                                               2003        1.000           1.062                       -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005        1.185           1.326                       -
                                                               2004        1.121           1.185                       -
                                                               2003        1.000           1.121                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                              2005        1.298           1.486                       -
                                                               2004        1.072           1.298                       -
                                                               2003        1.000           1.072                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2005        1.277           1.601                       -
                                                               2004        1.043           1.277                       -
                                                               2003        1.000           1.043                       -

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.193           1.358                       -
                                                               2004        1.032           1.193                       -
                                                               2003        1.000           1.032                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.152           1.229                       -
                                                               2004        1.029           1.152                       -
                                                               2003        1.000           1.029                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2005        1.084           1.098                       -
                                                               2004        1.044           1.084                       -
                                                               2003        1.000           1.044                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.338           1.459                       -
                                                               2004        1.044           1.338                       -
                                                               2003        1.000           1.044                       -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.006                       -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2005        1.090           0.992                       -
                                                               2004        1.006           1.090                       -
                                                               2003        1.000           1.006                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
   Capital Growth Portfolio - Class B (6/03)                   2005        1.099           1.169                       -
                                                               2004        1.043           1.099                       -
                                                               2003        1.000           1.043                       -

   Global Discovery Portfolio - Class B (6/03)                 2005        1.291           1.493                       -
                                                               2004        1.070           1.291                       -
                                                               2003        1.000           1.070                       -

   Growth and Income Portfolio - Class B (6/03)                2005        1.135           1.176                       -
                                                               2004        1.056           1.135                       -
                                                               2003        1.000           1.056                       -

   Health Sciences Portfolio - Class B (6/03)                  2005        1.166           1.234                       -
                                                               2004        1.090           1.166                       -
                                                               2003        1.000           1.090                       -

   International Portfolio - Class B (6/03)                    2005        1.238           1.403                       -
                                                               2004        1.087           1.238                       -
                                                               2003        1.000           1.087                       -

   SVS I Scudder Bond Portfolio - Class B (7/05)               2005        1.000           0.995                       -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.199           1.289                       -
                                                               2004        1.059           1.199                       -
                                                               2003        1.000           1.059                       -

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.041           1.056                       -
                                                               2004        1.000           1.041                       -

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.037           1.034                       -
                                                               2004        1.016           1.037                       -
                                                               2003        1.000           1.016                       -

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2005        1.208           1.450                       -
                                                               2004        1.078           1.208                       -
                                                               2003        1.000           1.078                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Government & Agency Securities Portfolio - Class
B (6/03)                                                    2005        1.022           1.024                       -
                                                            2004        1.009           1.022                       -
                                                            2003        1.000           1.009                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Growth & Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.076           1.107                       -
                                                            2004        1.000           1.076                       -

Scudder Growth Portfolio - Class B (6/03)                   2005        1.061           1.020                       -
                                                            2004        1.034           1.061                       -
                                                            2003        1.000           1.034                       -

Scudder Growth Strategy Portfolio - Class B (8/04)          2005        1.095           1.137                       -
                                                            2004        1.000           1.095                       -

Scudder High Income Portfolio - Class B (6/03)              2005        1.137           1.152                       -
                                                            2004        1.035           1.137                       -
                                                            2003        1.000           1.035                       -

Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                      2005        1.058           1.082                       -
                                                            2004        1.000           1.058                       -

Scudder International Select Equity Portfolio - Class B
(6/03)                                                      2005        1.256           1.403                       -
                                                            2004        1.088           1.256                       -
                                                            2003        1.000           1.088                       -

Scudder Mercury Large Cap Core Portfolio (3/05)             2005        1.063           1.147                       -

Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005        1.034           1.162                       -
                                                            2004        1.019           1.034                       -
                                                            2003        1.000           1.019                       -

Scudder Money Market Portfolio - Class B (6/03)             2005        0.982           0.986                       -
                                                            2004        0.998           0.982                       -
                                                            2003        1.000           0.998                       -

Scudder Salomon Aggressive Growth Portfolio (6/03)          2005        1.123           1.246                       -
                                                            2004        1.028           1.123                       -
                                                            2003        1.000           1.028                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Small Cap Growth Portfolio - Class B (6/03)         2005        1.092           1.141                       -
                                                            2004        1.008           1.092                       -
                                                            2003        1.000           1.008                       -

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.095           1.093                       -
                                                            2004        1.032           1.095                       -
                                                            2003        1.000           1.032                       -

Scudder Technology Growth Portfolio - Class B (6/03)        2005        1.014           1.026                       -
                                                            2004        1.020           1.014                       -
                                                            2003        1.000           1.020                       -

Scudder Templeton Foreign Value Portfolio (3/05)            2005        1.079           1.129                       -

Scudder Total Return Portfolio - Class B (6/03)             2005        1.076           1.095                       -
                                                            2004        1.032           1.076                       -
                                                            2003        1.000           1.032                       -

SVS Davis Venture Value Portfolio - Class B (6/03)          2005        1.162           1.243                       -
                                                            2004        1.064           1.162                       -
                                                            2003        1.000           1.064                       -

SVS Dreman Financial Services Portfolio - Class B (6/03)    2005        1.131           1.103                       -
                                                            2004        1.035           1.131                       -
                                                            2003        1.000           1.035                       -

SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.189           1.253                       -
                                                            2004        1.068           1.189                       -
                                                            2003        1.000           1.068                       -

SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005        1.304           1.402                       -
                                                            2004        1.060           1.304                       -
                                                            2003        1.000           1.060                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
SVS Eagle Focused Large Cap Growth Portfolio - Class B
(6/03)                                                      2005        1.048           0.956                       -
                                                            2004        1.054           1.048                       -
                                                            2003        1.000           1.054                       -

SVS Focus Value & Growth Portfolio - Class B (6/03)         2005        1.141           1.066                       -
                                                            2004        1.050           1.141                       -
                                                            2003        1.000           1.050                       -

SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005        1.147           1.141                       -
                                                            2004        1.068           1.147                       -
                                                            2003        1.000           1.068                       -

SVS Index 500 Portfolio - Class B (6/03)                    2005        1.142           1.159                       -
                                                            2004        1.060           1.142                       -
                                                            2003        1.000           1.060                       -

SVS Janus Growth And Income Portfolio - Class B (6/03)      2005        1.150           1.259                       -
                                                            2004        1.057           1.150                       -
                                                            2003        1.000           1.057                       -

SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005        1.148           1.205                       -
                                                            2004        1.044           1.148                       -
                                                            2003        1.000           1.044                       -

SVS MFS Strategic Value Portfolio - Class B (6/03)          2005        1.230           1.198                       -
                                                            2004        1.069           1.230                       -
                                                            2003        1.000           1.069                       -

SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005        1.011           0.946                       -
                                                            2004        1.023           1.011                       -
                                                            2003        1.000           1.023                       -

SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005        1.101           1.200                       -
                                                            2004        1.016           1.101                       -
                                                            2003        1.000           1.016                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.057           1.120                       -
                                                               2004        1.034           1.057                       -
                                                               2003        1.000           1.034                       -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005        1.078           1.206                       -
                                                               2004        1.020           1.078                       -
                                                               2003        1.000           1.020                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                              2005        1.287           1.471                       -
                                                               2004        1.065           1.287                       -
                                                               2003        1.000           1.065                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2005        1.610           2.016                       -
                                                               2004        1.318           1.610                       -
                                                               2003        1.000           1.318                       -

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.427           1.622                       -
                                                               2004        1.236           1.427                       -
                                                               2003        1.000           1.236                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.308           1.393                       -
                                                               2004        1.170           1.308                       -
                                                               2003        1.000           1.170                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2005        1.165           1.178                       -
                                                               2004        1.124           1.165                       -
                                                               2003        1.000           1.124                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.486           1.619                   2,731
                                                               2004        1.162           1.486                   3,201
                                                               2003        1.000           1.162                       -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.005                       -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2005        1.218           1.109                       -
                                                               2004        1.126           1.218                       -
                                                               2003        1.000           1.126                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
   Capital Growth Portfolio - Class B (6/03)                   2005        1.172           1.244                       -
                                                               2004        1.114           1.172                       -
                                                               2003        1.000           1.114                       -

   Global Discovery Portfolio - Class B (6/03)                 2005        1.507           1.741                       -
                                                               2004        1.251           1.507                       -
                                                               2003        1.000           1.251                       -

   Growth and Income Portfolio - Class B (6/03)                2005        1.209           1.251                       -
                                                               2004        1.126           1.209                       -
                                                               2003        1.000           1.126                       -

   Health Sciences Portfolio - Class B (6/03)                  2005        1.198           1.266                       -
                                                               2004        1.121           1.198                       -
                                                               2003        1.000           1.121                       -

   International Portfolio - Class B (6/03)                    2005        1.345           1.523                       -
                                                               2004        1.183           1.345                       -
                                                               2003        1.000           1.183                       -

   SVS I Scudder Bond Portfolio - Class B (7/05)               2005        1.000           0.994                       -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.305           1.400                       -
                                                               2004        1.154           1.305                       -
                                                               2003        1.000           1.154                       -

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.040           1.054                       -
                                                               2004        1.000           1.040                       -

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.005           1.001                  30,066
                                                               2004        0.987           1.005                  30,247
                                                               2003        1.000           0.987                       -

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2005        1.318           1.580                       -
                                                               2004        1.179           1.318                       -
                                                               2003        1.000           1.179                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Government & Agency Securities Portfolio - Class
B (6/03)                                                    2005        1.005           1.005                       -
                                                            2004        0.994           1.005                       -
                                                            2003        1.000           0.994                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Growth & Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.075           1.105                 227,865
                                                            2004        1.000           1.075                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Growth Portfolio - Class B (6/03)                   2005        1.134           1.090                       -
                                                            2004        1.107           1.134                       -
                                                            2003        1.000           1.107                       -

Scudder Growth Strategy Portfolio - Class B (8/04)          2005        1.094           1.135                       -
                                                            2004        1.000           1.094                       -

Scudder High Income Portfolio - Class B (6/03)              2005        1.195           1.209                   3,293
                                                            2004        1.090           1.195                   3,296
                                                            2003        1.000           1.090                       -

Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                      2005        1.057           1.080                       -
                                                            2004        1.000           1.057                       -

Scudder International Select Equity Portfolio - Class B
(6/03)                                                      2005        1.393           1.553                  12,180
                                                            2004        1.208           1.393                  12,761
                                                            2003        1.000           1.208                       -

Scudder Mercury Large Cap Core Portfolio (3/05)             2005        1.036           1.145                       -

Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005        1.179           1.322                       -
                                                            2004        1.163           1.179                       -
                                                            2003        1.000           1.163                       -

Scudder Money Market Portfolio - Class B (6/03)             2005        0.972           0.974                       -
                                                            2004        0.989           0.972                       -
                                                            2003        1.000           0.989                       -

Scudder Salomon Aggressive Growth Portfolio (6/03)          2005        1.279           1.417                       -
                                                            2004        1.174           1.279                       -
                                                            2003        1.000           1.174                       -

Scudder Small Cap Growth Portfolio - Class B (6/03)         2005        1.223           1.277                       -
                                                            2004        1.131           1.223                       -
                                                            2003        1.000           1.131                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.042           1.039                       -
                                                            2004        0.984           1.042                       -
                                                            2003        1.000           0.984                       -

Scudder Technology Growth Portfolio - Class B (6/03)        2005        1.205           1.217                       -
                                                            2004        1.214           1.205                       -
                                                            2003        1.000           1.214                       -

Scudder Templeton Foreign Value Portfolio (3/05)            2005        1.053           1.127                       -

Scudder Total Return Portfolio - Class B (6/03)             2005        1.105           1.123                       -
                                                            2004        1.062           1.105                       -
                                                            2003        1.000           1.062                       -

SVS Davis Venture Value Portfolio - Class B (6/03)          2005        1.260           1.347                       -
                                                            2004        1.156           1.260                       -
                                                            2003        1.000           1.156                       -

SVS Dreman Financial Services Portfolio - Class B (6/03)    2005        1.230           1.198                       -
                                                            2004        1.128           1.230                       -
                                                            2003        1.000           1.128                       -

SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.290           1.357                  21,692
                                                            2004        1.161           1.290                  22,426
                                                            2003        1.000           1.161                       -

SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005        1.526           1.639                   3,400
                                                            2004        1.243           1.526                   3,601
                                                            2003        1.000           1.243                       -

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(6/03)                                                      2005        1.109           1.011                       -
                                                            2004        1.116           1.109                       -
                                                            2003        1.000           1.116                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
SVS Focus Value & Growth Portfolio - Class B (6/03)         2005        1.254           1.170                       -
                                                            2004        1.156           1.254                       -
                                                            2003        1.000           1.156                       -

SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005        1.245           1.237                       -
                                                            2004        1.161           1.245                       -
                                                            2003        1.000           1.161                       -

SVS Index 500 Portfolio - Class B (6/03)                    2005        1.216           1.234                       -
                                                            2004        1.130           1.216                       -
                                                            2003        1.000           1.130                       -

SVS Janus Growth And Income Portfolio - Class B (6/03)      2005        1.215           1.328                       -
                                                            2004        1.118           1.215                       -
                                                            2003        1.000           1.118                       -

SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005        1.217           1.275                       -
                                                            2004        1.109           1.217                       -
                                                            2003        1.000           1.109                       -

SVS MFS Strategic Value Portfolio - Class B (6/03)          2005        1.287           1.251                       -
                                                            2004        1.120           1.287                       -
                                                            2003        1.000           1.120                       -

SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005        1.176           1.099                  24,641
                                                            2004        1.192           1.176                  21,802
                                                            2003        1.000           1.192                       -

SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005        1.311           1.427                       -
                                                            2004        1.211           1.311                       -
                                                            2003        1.000           1.211                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.082           1.145                       -
                                                               2004        1.061           1.082                       -
                                                               2003        1.000           1.061                       -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005        1.182           1.320                       -
                                                               2004        1.119           1.182                       -
                                                               2003        1.000           1.119                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                              2005        1.295           1.480                       -
                                                               2004        1.072           1.295                       -
                                                               2003        1.000           1.072                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2005        1.274           1.594                       -
                                                               2004        1.043           1.274                       -
                                                               2003        1.000           1.043                       -

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.190           1.352                       -
                                                               2004        1.032           1.190                       -
                                                               2003        1.000           1.032                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.149           1.224                       -
                                                               2004        1.029           1.149                       -
                                                               2003        1.000           1.029                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2005        1.081           1.093                       -
                                                               2004        1.044           1.081                       -
                                                               2003        1.000           1.044                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.335           1.453                       -
                                                               2004        1.044           1.335                       -
                                                               2003        1.000           1.044                       -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.005                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2005        1.087           0.989                       -
                                                               2004        1.005           1.087                       -
                                                               2003        1.000           1.005                       -

   Capital Growth Portfolio - Class B (6/03)                   2005        1.097           1.164                       -
                                                               2004        1.043           1.097                       -
                                                               2003        1.000           1.043                       -

   Global Discovery Portfolio - Class B (6/03)                 2005        1.288           1.487                       -
                                                               2004        1.070           1.288                       -
                                                               2003        1.000           1.070                       -

   Growth and Income Portfolio - Class B (6/03)                2005        1.133           1.171                       -
                                                               2004        1.055           1.133                       -
                                                               2003        1.000           1.055                       -

   Health Sciences Portfolio - Class B (6/03)                  2005        1.163           1.229                       -
                                                               2004        1.090           1.163                       -
                                                               2003        1.000           1.090                       -

   International Portfolio - Class B (6/03)                    2005        1.235           1.397                       -
                                                               2004        1.087           1.235                       -
                                                               2003        1.000           1.087                       -

   SVS I Scudder Bond Portfolio - Class B (7/05)               2005        1.000           0.994                       -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.196           1.283                       -
                                                               2004        1.059           1.196                       -
                                                               2003        1.000           1.059                       -

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.040           1.053                       -
                                                               2004        1.000           1.040                       -

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.034           1.030                       -
                                                               2004        1.016           1.034                       -
                                                               2003        1.000           1.016                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Global Blue Chip Portfolio - Class B (6/03)         2005        1.205           1.443                       -
                                                            2004        1.078           1.205                       -
                                                            2003        1.000           1.078                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Government & Agency Securities Portfolio - Class
B (6/03)                                                    2005        1.020           1.019                       -
                                                            2004        1.009           1.020                       -
                                                            2003        1.000           1.009                       -

Scudder Growth & Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.075           1.104                       -
                                                            2004        1.000           1.075                       -

Scudder Growth Portfolio - Class B (6/03)                   2005        1.059           1.017                       -
                                                            2004        1.033           1.059                       -
                                                            2003        1.000           1.033                       -

Scudder Growth Strategy Portfolio - Class B (8/04)          2005        1.094           1.134                       -
                                                            2004        1.000           1.094                       -

Scudder High Income Portfolio - Class B (6/03)              2005        1.134           1.147                       -
                                                            2004        1.035           1.134                       -
                                                            2003        1.000           1.035                       -

Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                      2005        1.057           1.079                       -
                                                            2004        1.000           1.057                       -

Scudder International Select Equity Portfolio - Class B
(6/03)                                                      2005        1.254           1.397                       -
                                                            2004        1.088           1.254                       -
                                                            2003        1.000           1.088                       -

Scudder Mercury Large Cap Core Portfolio (3/05)             2005        1.062           1.144                       -

Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005        1.032           1.157                       -
                                                            2004        1.018           1.032                       -
                                                            2003        1.000           1.018                       -

Scudder Money Market Portfolio - Class B (6/03)             2005        0.980           0.982                       -
                                                            2004        0.997           0.980                       -
                                                            2003        1.000           0.997                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Salomon Aggressive Growth Portfolio (6/03)          2005        1.120           1.240                       -
                                                            2004        1.028           1.120                       -
                                                            2003        1.000           1.028                       -

Scudder Small Cap Growth Portfolio - Class B (6/03)         2005        1.089           1.137                       -
                                                            2004        1.008           1.089                       -
                                                            2003        1.000           1.008                       -

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.092           1.089                       -
                                                            2004        1.032           1.092                       -
                                                            2003        1.000           1.032                       -

Scudder Technology Growth Portfolio - Class B (6/03)        2005        1.012           1.022                       -
                                                            2004        1.020           1.012                       -
                                                            2003        1.000           1.020                       -

Scudder Templeton Foreign Value Portfolio (3/05)            2005        1.078           1.126                       -

Scudder Total Return Portfolio - Class B (6/03)             2005        1.073           1.090                       -
                                                            2004        1.032           1.073                       -
                                                            2003        1.000           1.032                       -

SVS Davis Venture Value Portfolio - Class B (6/03)          2005        1.159           1.238                       -
                                                            2004        1.064           1.159                       -
                                                            2003        1.000           1.064                       -

SVS Dreman Financial Services Portfolio - Class B (6/03)    2005        1.128           1.098                       -
                                                            2004        1.035           1.128                       -
                                                            2003        1.000           1.035                       -

SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.187           1.247                       -
                                                            2004        1.068           1.187                       -
                                                            2003        1.000           1.068                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005        1.301           1.396                       -
                                                            2004        1.060           1.301                       -
                                                            2003        1.000           1.060                       -

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(6/03)                                                      2005        1.045           0.953                       -
                                                            2004        1.053           1.045                       -
                                                            2003        1.000           1.053                       -

SVS Focus Value & Growth Portfolio - Class B (6/03)         2005        1.139           1.062                       -
                                                            2004        1.050           1.139                       -
                                                            2003        1.000           1.050                       -

SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005        1.144           1.136                       -
                                                            2004        1.067           1.144                       -
                                                            2003        1.000           1.067                       -

SVS Index 500 Portfolio - Class B (6/03)                    2005        1.139           1.155                       -
                                                            2004        1.059           1.139                       -
                                                            2003        1.000           1.059                       -

SVS Janus Growth And Income Portfolio - Class B (6/03)      2005        1.148           1.254                       -
                                                            2004        1.057           1.148                       -
                                                            2003        1.000           1.057                       -

SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005        1.145           1.200                       -
                                                            2004        1.044           1.145                       -
                                                            2003        1.000           1.044                       -

SVS MFS Strategic Value Portfolio - Class B (6/03)          2005        1.227           1.193                       -
                                                            2004        1.069           1.227                       -
                                                            2003        1.000           1.069                       -

SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005        1.008           0.942                       -
                                                            2004        1.022           1.008                       -
                                                            2003        1.000           1.022                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005        1.098           1.195                       -
                                                               2004        1.015           1.098                       -
                                                               2003        1.000           1.015                       -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.054           1.115                       -
                                                               2004        1.034           1.054                       -
                                                               2003        1.000           1.034                       -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005        1.076           1.201                       -
                                                               2004        1.019           1.076                       -
                                                               2003        1.000           1.019                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                              2005        1.285           1.468                   6,012
                                                               2004        1.064           1.285                   7,623
                                                               2003        1.000           1.064                   9,823

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2005        1.608           2.010                   1,898
                                                               2004        1.317           1.608                   2,234
                                                               2003        1.000           1.317                       -

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.425           1.617                       -
                                                               2004        1.236           1.425                       -
                                                               2003        1.000           1.236                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.306           1.390                       -
                                                               2004        1.169           1.306                       -
                                                               2003        1.000           1.169                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2005        1.163           1.175                       -
                                                               2004        1.123           1.163                       -
                                                               2003        1.000           1.123                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.484           1.615                  19,465
                                                               2004        1.162           1.484                  20,060
                                                               2003        1.000           1.162                       -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.005                   3,727

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2005        1.216           1.106                       -
                                                               2004        1.125           1.216                       -
                                                               2003        1.000           1.125                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
   Capital Growth Portfolio - Class B (6/03)                   2005        1.170           1.241                   3,066
                                                               2004        1.113           1.170                       -
                                                               2003        1.000           1.113                       -

   Global Discovery Portfolio - Class B (6/03)                 2005        1.505           1.737                       -
                                                               2004        1.251           1.505                       -
                                                               2003        1.000           1.251                       -

   Growth and Income Portfolio - Class B (6/03)                2005        1.207           1.248                  10,003
                                                               2004        1.125           1.207                  10,998
                                                               2003        1.000           1.125                   9,265

   Health Sciences Portfolio - Class B (6/03)                  2005        1.196           1.263                       -
                                                               2004        1.121           1.196                       -
                                                               2003        1.000           1.121                       -

   International Portfolio - Class B (6/03)                    2005        1.343           1.519                       -
                                                               2004        1.182           1.343                       -
                                                               2003        1.000           1.182                       -

   SVS I Scudder Bond Portfolio - Class B (7/05)               2005        1.000           0.994                       -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.302           1.396                   2,781
                                                               2004        1.153           1.302                   2,813
                                                               2003        1.000           1.153                       -

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.040           1.052                       -
                                                               2004        1.000           1.040                       -

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.003           0.999                  55,310
                                                               2004        0.986           1.003                  51,292
                                                               2003        1.000           0.986                  10,155

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2005        1.316           1.576                  16,091
                                                               2004        1.178           1.316                  16,091
                                                               2003        1.000           1.178                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Government & Agency Securities Portfolio - Class
B (6/03)                                                    2005        1.004           1.003                   8,871
                                                            2004        0.994           1.004                   9,494
                                                            2003        1.000           0.994                  10,065

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Growth & Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.075           1.104                       -
                                                            2004        1.000           1.075                       -

Scudder Growth Portfolio - Class B (6/03)                   2005        1.132           1.088                       -
                                                            2004        1.106           1.132                   3,066
                                                            2003        1.000           1.106                       -

Scudder Growth Strategy Portfolio - Class B (8/04)          2005        1.094           1.133                       -
                                                            2004        1.000           1.094                       -

Scudder High Income Portfolio - Class B (6/03)              2005        1.193           1.206                  34,247
                                                            2004        1.090           1.193                  32,822
                                                            2003        1.000           1.090                       -

Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                      2005        1.057           1.078                  21,252
                                                            2004        1.000           1.057                       -

Scudder International Select Equity Portfolio - Class B
(6/03)                                                      2005        1.390           1.549                  21,148
                                                            2004        1.207           1.390                  22,333
                                                            2003        1.000           1.207                       -

Scudder Mercury Large Cap Core Portfolio (3/05)             2005        1.062           1.143                       -

Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005        1.177           1.319                       -
                                                            2004        1.162           1.177                       -
                                                            2003        1.000           1.162                       -

Scudder Money Market Portfolio - Class B (6/03)             2005        0.971           0.972                       -
                                                            2004        0.988           0.971                       -
                                                            2003        1.000           0.988                       -

Scudder Salomon Aggressive Growth Portfolio (6/03)          2005        1.278           1.414                       -
                                                            2004        1.173           1.278                       -
                                                            2003        1.000           1.173                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Small Cap Growth Portfolio - Class B (6/03)         2005        1.221           1.274                  11,028
                                                            2004        1.130           1.221                  11,114
                                                            2003        1.000           1.130                       -

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.040           1.036                   9,611
                                                            2004        0.983           1.040                   9,275
                                                            2003        1.000           0.983                       -

Scudder Technology Growth Portfolio - Class B (6/03)        2005        1.203           1.214                       -
                                                            2004        1.213           1.203                       -
                                                            2003        1.000           1.213                       -

Scudder Templeton Foreign Value Portfolio (3/05)            2005        1.078           1.126                       -

Scudder Total Return Portfolio - Class B (6/03)             2005        1.103           1.120                       -
                                                            2004        1.061           1.103                       -
                                                            2003        1.000           1.061                       -

SVS Davis Venture Value Portfolio - Class B (6/03)          2005        1.258           1.343                  61,436
                                                            2004        1.156           1.258                  60,793
                                                            2003        1.000           1.156                       -

SVS Dreman Financial Services Portfolio - Class B (6/03)    2005        1.228           1.195                       -
                                                            2004        1.127           1.228                       -
                                                            2003        1.000           1.127                       -

SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.288           1.354                   4,172
                                                            2004        1.160           1.288                   4,351
                                                            2003        1.000           1.160                       -

SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005        1.524           1.635                  12,737
                                                            2004        1.242           1.524                  13,315
                                                            2003        1.000           1.242                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
SVS Eagle Focused Large Cap Growth Portfolio - Class B
(6/03)                                                      2005        1.107           1.009                       -
                                                            2004        1.116           1.107                       -
                                                            2003        1.000           1.116                       -

SVS Focus Value & Growth Portfolio - Class B (6/03)         2005        1.252           1.168                       -
                                                            2004        1.155           1.252                       -
                                                            2003        1.000           1.155                       -

SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005        1.243           1.234                   2,985
                                                            2004        1.160           1.243                   2,895
                                                            2003        1.000           1.160                       -

SVS Index 500 Portfolio - Class B (6/03)                    2005        1.214           1.231                       -
                                                            2004        1.130           1.214                   2,961
                                                            2003        1.000           1.130                       -

SVS Janus Growth And Income Portfolio - Class B (6/03)      2005        1.213           1.324                       -
                                                            2004        1.117           1.213                       -
                                                            2003        1.000           1.117                       -

SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005        1.215           1.272                       -
                                                            2004        1.108           1.215                       -
                                                            2003        1.000           1.108                       -

SVS MFS Strategic Value Portfolio - Class B (6/03)          2005        1.285           1.248                       -
                                                            2004        1.120           1.285                       -
                                                            2003        1.000           1.120                       -

SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005        1.174           1.096                       -
                                                            2004        1.191           1.174                       -
                                                            2003        1.000           1.191                       -

SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005        1.309           1.423                       -
                                                            2004        1.210           1.309                       -
                                                            2003        1.000           1.210                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.080           1.142                  12,721
                                                               2004        1.060           1.080                  13,875
                                                               2003        1.000           1.060                   9,662

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005        1.180           1.316                  64,802
                                                               2004        1.119           1.180                  67,545
                                                               2003        1.000           1.119                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                              2005        1.283           1.464                       -
                                                               2004        1.064           1.283                       -
                                                               2003        1.000           1.064                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2005        1.605           2.005                       -
                                                               2004        1.316           1.605                       -
                                                               2003        1.000           1.316                       -

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.423           1.613                       -
                                                               2004        1.235           1.423                       -
                                                               2003        1.000           1.235                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.303           1.386                       -
                                                               2004        1.169           1.303                       -
                                                               2003        1.000           1.169                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2005        1.161           1.172                       -
                                                               2004        1.123           1.161                       -
                                                               2003        1.000           1.123                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.482           1.610                       -
                                                               2004        1.161           1.482                       -
                                                               2003        1.000           1.161                       -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.005                       -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2005        1.215           1.104                       -
                                                               2004        1.125           1.215                       -
                                                               2003        1.000           1.125                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
   Capital Growth Portfolio - Class B (6/03)                   2005        1.168           1.237                       -
                                                               2004        1.112           1.168                       -
                                                               2003        1.000           1.112                       -

   Global Discovery Portfolio - Class B (6/03)                 2005        1.503           1.732                       -
                                                               2004        1.250           1.503                       -
                                                               2003        1.000           1.250                       -

   Growth and Income Portfolio - Class B (6/03)                2005        1.205           1.244                       -
                                                               2004        1.125           1.205                       -
                                                               2003        1.000           1.125                       -

   Health Sciences Portfolio - Class B (6/03)                  2005        1.194           1.260                       -
                                                               2004        1.120           1.194                       -
                                                               2003        1.000           1.120                       -

   International Portfolio - Class B (6/03)                    2005        1.341           1.515                       -
                                                               2004        1.182           1.341                       -
                                                               2003        1.000           1.182                       -

   SVS I Scudder Bond Portfolio - Class B (7/05)               2005        1.000           0.993                   2,175

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.300           1.393                       -
                                                               2004        1.153           1.300                       -
                                                               2003        1.000           1.153                       -

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.040           1.051                       -
                                                               2004        1.000           1.040                       -

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.002           0.996                   2,161
                                                               2004        0.986           1.002                       -
                                                               2003        1.000           0.986                       -

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2005        1.314           1.572                       -
                                                               2004        1.177           1.314                       -
                                                               2003        1.000           1.177                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------     ---------------
  Scudder Government & Agency Securities Portfolio - Class
  B (6/03)                                                     2005        1.002           1.000                       -
                                                               2004        0.993           1.002                       -
                                                               2003        1.000           0.993                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Growth & Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.074           1.102                       -
                                                            2004        1.000           1.074                       -

Scudder Growth Portfolio - Class B (6/03)                   2005        1.131           1.085                       -
                                                            2004        1.105           1.131                       -
                                                            2003        1.000           1.105                       -

Scudder Growth Strategy Portfolio - Class B (8/04)          2005        1.093           1.132                       -
                                                            2004        1.000           1.093                       -

Scudder High Income Portfolio - Class B (6/03)              2005        1.192           1.203                       -
                                                            2004        1.089           1.192                       -
                                                            2003        1.000           1.089                       -

Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                      2005        1.056           1.077                       -
                                                            2004        1.000           1.056                       -

Scudder International Select Equity Portfolio - Class B
(6/03)                                                      2005        1.388           1.545                   1,564
                                                            2004        1.207           1.388                       -
                                                            2003        1.000           1.207                       -

Scudder Mercury Large Cap Core Portfolio (3/05)             2005        1.036           1.142                       -

Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005        1.175           1.316                       -
                                                            2004        1.162           1.175                       -
                                                            2003        1.000           1.162                       -

Scudder Money Market Portfolio - Class B (6/03)             2005        0.969           0.969                       -
                                                            2004        0.988           0.969                       -
                                                            2003        1.000           0.988                       -

Scudder Salomon Aggressive Growth Portfolio (6/03)          2005        1.276           1.410                   1,650
                                                            2004        1.172           1.276                       -
                                                            2003        1.000           1.172                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Small Cap Growth Portfolio - Class B (6/03)         2005        1.219           1.271                       -
                                                            2004        1.130           1.219                       -
                                                            2003        1.000           1.130                       -

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.038           1.033                       -
                                                            2004        0.982           1.038                       -
                                                            2003        1.000           0.982                       -

Scudder Technology Growth Portfolio - Class B (6/03)        2005        1.201           1.211                       -
                                                            2004        1.213           1.201                       -
                                                            2003        1.000           1.213                       -

Scudder Templeton Foreign Value Portfolio (3/05)            2005        1.053           1.125                   2,093

Scudder Total Return Portfolio - Class B (6/03)             2005        1.101           1.117                       -
                                                            2004        1.060           1.101                       -
                                                            2003        1.000           1.060                       -

SVS Davis Venture Value Portfolio - Class B (6/03)          2005        1.256           1.340                   3,408
                                                            2004        1.155           1.256                       -
                                                            2003        1.000           1.155                       -

SVS Dreman Financial Services Portfolio - Class B (6/03)    2005        1.226           1.192                       -
                                                            2004        1.127           1.226                       -
                                                            2003        1.000           1.127                       -

SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.286           1.350                       -
                                                            2004        1.160           1.286                       -
                                                            2003        1.000           1.160                       -

SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005        1.521           1.631                   1,370
                                                            2004        1.241           1.521                       -
                                                            2003        1.000           1.241                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
SVS Eagle Focused Large Cap Growth Portfolio - Class B
(6/03)                                                      2005        1.105           1.007                       -
                                                            2004        1.115           1.105                       -
                                                            2003        1.000           1.115                       -

SVS Focus Value & Growth Portfolio - Class B (6/03)         2005        1.250           1.166                       -
                                                            2004        1.155           1.250                       -
                                                            2003        1.000           1.155                       -

SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005        1.241           1.231                       -
                                                            2004        1.160           1.241                       -
                                                            2003        1.000           1.160                       -

SVS Index 500 Portfolio - Class B (6/03)                    2005        1.212           1.228                       -
                                                            2004        1.129           1.212                       -
                                                            2003        1.000           1.129                       -

SVS Janus Growth And Income Portfolio - Class B (6/03)      2005        1.211           1.321                       -
                                                            2004        1.117           1.211                       -
                                                            2003        1.000           1.117                       -

SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005        1.213           1.269                       -
                                                            2004        1.107           1.213                       -
                                                            2003        1.000           1.107                       -

SVS MFS Strategic Value Portfolio - Class B (6/03)          2005        1.283           1.245                       -
                                                            2004        1.119           1.283                       -
                                                            2003        1.000           1.119                       -

SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005        1.173           1.093                       -
                                                            2004        1.191           1.173                       -
                                                            2003        1.000           1.191                       -

SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005        1.307           1.419                   3,250
                                                            2004        1.210           1.307                       -
                                                            2003        1.000           1.210                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.079           1.139                       -
                                                               2004        1.060           1.079                       -
                                                               2003        1.000           1.060                       -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005        1.178           1.313                       -
                                                               2004        1.118           1.178                       -
                                                               2003        1.000           1.118                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                              2005        1.292           1.473                       -
                                                               2004        1.072           1.292                       -
                                                               2003        1.000           1.072                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2005        1.271           1.587                       -
                                                               2004        1.043           1.271                       -
                                                               2003        1.000           1.043                       -

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.188           1.346                       -
                                                               2004        1.032           1.188                       -
                                                               2003        1.000           1.032                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.147           1.219                       -
                                                               2004        1.029           1.147                       -
                                                               2003        1.000           1.029                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2005        1.079           1.088                       -
                                                               2004        1.044           1.079                       -
                                                               2003        1.000           1.044                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.332           1.447                       -
                                                               2004        1.044           1.332                       -
                                                               2003        1.000           1.044                       -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.004                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2005        1.085           0.986                       -
                                                               2004        1.005           1.085                       -
                                                               2003        1.000           1.005                       -

   Capital Growth Portfolio - Class B (6/03)                   2005        1.094           1.159                       -
                                                               2004        1.043           1.094                       -
                                                               2003        1.000           1.043                       -

   Global Discovery Portfolio - Class B (6/03)                 2005        1.285           1.481                       -
                                                               2004        1.070           1.285                       -
                                                               2003        1.000           1.070                       -

   Growth and Income Portfolio - Class B (6/03)                2005        1.130           1.166                       -
                                                               2004        1.055           1.130                       -
                                                               2003        1.000           1.055                       -

   Health Sciences Portfolio - Class B (6/03)                  2005        1.161           1.224                       -
                                                               2004        1.089           1.161                       -
                                                               2003        1.000           1.089                       -

   International Portfolio - Class B (6/03)                    2005        1.232           1.391                       -
                                                               2004        1.086           1.232                       -
                                                               2003        1.000           1.086                       -

   SVS I Scudder Bond Portfolio - Class B (7/05)               2005        1.000           0.993                       -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.194           1.278                       -
                                                               2004        1.058           1.194                       -
                                                               2003        1.000           1.058                       -

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.039           1.050                       -
                                                               2004        1.000           1.039                       -

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.032           1.026                       -
                                                               2004        1.016           1.032                       -
                                                               2003        1.000           1.016                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------         ----    -------------    -------------     ---------------
Scudder Global Blue Chip Portfolio - Class B (6/03)         2005        1.202           1.437                       -
                                                            2004        1.078           1.202                       -
                                                            2003        1.000           1.078                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Government & Agency Securities Portfolio - Class
B (6/03)                                                    2005        1.017           1.015                       -
                                                            2004        1.009           1.017                       -
                                                            2003        1.000           1.009                       -

Scudder Growth & Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.074           1.101                       -
                                                            2004        1.000           1.074                       -

Scudder Growth Portfolio - Class B (6/03)                   2005        1.056           1.014                       -
                                                            2004        1.033           1.056                       -
                                                            2003        1.000           1.033                       -

Scudder Growth Strategy Portfolio - Class B (8/04)          2005        1.093           1.131                       -
                                                            2004        1.000           1.093                       -

Scudder High Income Portfolio - Class B (6/03)              2005        1.132           1.142                       -
                                                            2004        1.035           1.132                       -
                                                            2003        1.000           1.035                       -

Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                      2005        1.056           1.076                       -
                                                            2004        1.000           1.056                       -

Scudder International Select Equity Portfolio - Class B
(6/03)                                                      2005        1.251           1.391                       -
                                                            2004        1.088           1.251                       -
                                                            2003        1.000           1.088                       -

Scudder Mercury Large Cap Core Portfolio (3/05)             2005        1.062           1.141                       -

Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005        1.029           1.152                       -
                                                            2004        1.018           1.029                       -
                                                            2003        1.000           1.018                       -

Scudder Money Market Portfolio - Class B (6/03)             2005        0.978           0.977                       -
                                                            2004        0.997           0.978                       -
                                                            2003        1.000           0.997                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Salomon Aggressive Growth Portfolio (6/03)          2005        1.118           1.235                       -
                                                            2004        1.028           1.118                       -
                                                            2003        1.000           1.028                       -

Scudder Small Cap Growth Portfolio - Class B (6/03)         2005        1.087           1.132                       -
                                                            2004        1.007           1.087                       -
                                                            2003        1.000           1.007                       -

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.090           1.084                       -
                                                            2004        1.032           1.090                       -
                                                            2003        1.000           1.032                       -

Scudder Technology Growth Portfolio - Class B (6/03)        2005        1.010           1.018                       -
                                                            2004        1.020           1.010                       -
                                                            2003        1.000           1.020                       -

Scudder Templeton Foreign Value Portfolio (3/05)            2005        1.077           1.124                       -

Scudder Total Return Portfolio - Class B (6/03)             2005        1.071           1.086                       -
                                                            2004        1.032           1.071                       -
                                                            2003        1.000           1.032                       -

SVS Davis Venture Value Portfolio - Class B (6/03)          2005        1.157           1.233                       -
                                                            2004        1.064           1.157                       -
                                                            2003        1.000           1.064                       -

SVS Dreman Financial Services Portfolio - Class B (6/03)    2005        1.125           1.093                       -
                                                            2004        1.034           1.125                       -
                                                            2003        1.000           1.034                       -

SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.184           1.242                       -
                                                            2004        1.068           1.184                       -
                                                            2003        1.000           1.068                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005        1.298           1.390                       -
                                                            2004        1.059           1.298                       -
                                                            2003        1.000           1.059                       -

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(6/03)                                                      2005        1.043           0.951                       -
                                                            2004        1.053           1.043                       -
                                                            2003        1.000           1.053                       -

SVS Focus Value & Growth Portfolio - Class B (6/03)         2005        1.136           1.059                       -
                                                            2004        1.050           1.136                       -
                                                            2003        1.000           1.050                       -

SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005        1.142           1.132                       -
                                                            2004        1.067           1.142                       -
                                                            2003        1.000           1.067                       -

SVS Index 500 Portfolio - Class B (6/03)                    2005        1.137           1.151                       -
                                                            2004        1.059           1.137                       -
                                                            2003        1.000           1.059                       -

SVS Janus Growth And Income Portfolio - Class B (6/03)      2005        1.145           1.248                       -
                                                            2004        1.056           1.145                       -
                                                            2003        1.000           1.056                       -

SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005        1.143           1.195                       -
                                                            2004        1.044           1.143                       -
                                                            2003        1.000           1.044                       -

SVS MFS Strategic Value Portfolio - Class B (6/03)          2005        1.224           1.188                       -
                                                            2004        1.069           1.224                       -
                                                            2003        1.000           1.069                       -

SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005        1.006           0.938                       -
                                                            2004        1.022           1.006                       -
                                                            2003        1.000           1.022                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005        1.096           1.190                       -
                                                               2004        1.015           1.096                       -
                                                               2003        1.000           1.015                       -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.052           1.110                       -
                                                               2004        1.034           1.052                       -
                                                               2003        1.000           1.034                       -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005        1.073           1.196                       -
                                                               2004        1.019           1.073                       -
                                                               2003        1.000           1.019                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                              2005        1.281           1.460                       -
                                                               2004        1.063           1.281                   2,000
                                                               2003        1.000           1.063                   2,000

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2005        1.603           2.000                       -
                                                               2004        1.315           1.603                   1,000
                                                               2003        1.000           1.315                   1,000

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.420           1.609                       -
                                                               2004        1.234           1.420                   1,000
                                                               2003        1.000           1.234                   1,000

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.301           1.383                       -
                                                               2004        1.168           1.301                   2,000
                                                               2003        1.000           1.168                   2,000

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2005        1.159           1.169                       -
                                                               2004        1.122           1.159                   3,000
                                                               2003        1.000           1.122                   3,000

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.479           1.606                       -
                                                               2004        1.160           1.479                       -
                                                               2003        1.000           1.160                   2,000

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.004                       -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2005        1.213           1.102                       -
                                                               2004        1.124           1.213                   1,000
                                                               2003        1.000           1.124                   1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
   Capital Growth Portfolio - Class B (6/03)                   2005        1.166           1.234                       -
                                                               2004        1.112           1.166                   2,000
                                                               2003        1.000           1.112                   2,000

   Global Discovery Portfolio - Class B (6/03)                 2005        1.500           1.728                       -
                                                               2004        1.249           1.500                   1,000
                                                               2003        1.000           1.249                   1,000

   Growth and Income Portfolio - Class B (6/03)                2005        1.204           1.241                       -
                                                               2004        1.124           1.204                       -
                                                               2003        1.000           1.124                   1,000

   Health Sciences Portfolio - Class B (6/03)                  2005        1.192           1.256                       -
                                                               2004        1.119           1.192                       -
                                                               2003        1.000           1.119                   1,000

   International Portfolio - Class B (6/03)                    2005        1.339           1.511                       -
                                                               2004        1.181           1.339                   1,000
                                                               2003        1.000           1.181                   1,000

   SVS I Scudder Bond Portfolio - Class B (7/05)               2005        1.000           0.993                       -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.298           1.389                       -
                                                               2004        1.152           1.298                   2,000
                                                               2003        1.000           1.152                   2,000

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.039           1.049                       -
                                                               2004        1.000           1.039                       -

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.000           0.994                       -
                                                               2004        0.985           1.000                       -
                                                               2003        1.000           0.985                   2,000

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2005        1.312           1.568                       -
                                                               2004        1.177           1.312                   1,000
                                                               2003        1.000           1.177                   1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Government & Agency Securities Portfolio - Class
B (6/03)                                                    2005        1.000           0.998                       -
                                                            2004        0.992           1.000                   2,000
                                                            2003        1.000           0.992                   2,000

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Growth & Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.074           1.101                       -
                                                            2004        1.000           1.074                       -

Scudder Growth Portfolio - Class B (6/03)                   2005        1.129           1.083                       -
                                                            2004        1.105           1.129                   2,000
                                                            2003        1.000           1.105                   2,000

Scudder Growth Strategy Portfolio - Class B (8/04)          2005        1.093           1.130                       -
                                                            2004        1.000           1.093                       -

Scudder High Income Portfolio - Class B (6/03)              2005        1.190           1.200                       -
                                                            2004        1.088           1.190                       -
                                                            2003        1.000           1.088                       -

Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                      2005        1.056           1.075                       -
                                                            2004        1.000           1.056                       -

Scudder International Select Equity Portfolio - Class B
(6/03)                                                      2005        1.386           1.541                       -
                                                            2004        1.206           1.386                       -
                                                            2003        1.000           1.206                   1,000

Scudder Mercury Large Cap Core Portfolio (3/05)             2005        1.061           1.141                       -

Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005        1.173           1.312                       -
                                                            2004        1.161           1.173                   1,000
                                                            2003        1.000           1.161                   1,000

Scudder Money Market Portfolio - Class B (6/03)             2005        0.968           0.967                       -
                                                            2004        0.987           0.968                   1,000
                                                            2003        1.000           0.987                   1,000

Scudder Salomon Aggressive Growth Portfolio (6/03)          2005        1.274           1.407                       -
                                                            2004        1.172           1.274                   1,000
                                                            2003        1.000           1.172                   1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Small Cap Growth Portfolio - Class B (6/03)         2005        1.217           1.267                       -
                                                            2004        1.129           1.217                       -
                                                            2003        1.000           1.129                   1,000

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.037           1.031                       -
                                                            2004        0.982           1.037                       -
                                                            2003        1.000           0.982                   2,000

Scudder Technology Growth Portfolio - Class B (6/03)        2005        1.199           1.208                       -
                                                            2004        1.212           1.199                   1,000
                                                            2003        1.000           1.212                   1,000

Scudder Templeton Foreign Value Portfolio (3/05)            2005        1.077           1.123                       -

Scudder Total Return Portfolio - Class B (6/03)             2005        1.099           1.114                       -
                                                            2004        1.060           1.099                   2,000
                                                            2003        1.000           1.060                   2,000

SVS Davis Venture Value Portfolio - Class B (6/03)          2005        1.254           1.336                       -
                                                            2004        1.154           1.254                       -
                                                            2003        1.000           1.154                   1,000

SVS Dreman Financial Services Portfolio - Class B (6/03)    2005        1.225           1.189                       -
                                                            2004        1.126           1.225                   2,000
                                                            2003        1.000           1.126                   2,000

SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.284           1.347                       -
                                                            2004        1.159           1.284                       -
                                                            2003        1.000           1.159                   1,000

SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005        1.519           1.627                       -
                                                            2004        1.241           1.519                       -
                                                            2003        1.000           1.241                   2,000

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
SVS Eagle Focused Large Cap Growth Portfolio - Class B
(6/03)                                                      2005        1.103           1.005                       -
                                                            2004        1.115           1.103                   1,000
                                                            2003        1.000           1.115                   1,000

SVS Focus Value & Growth Portfolio - Class B (6/03)         2005        1.248           1.164                       -
                                                            2004        1.154           1.248                   2,000
                                                            2003        1.000           1.154                   2,000

SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005        1.239           1.228                       -
                                                            2004        1.159           1.239                       -
                                                            2003        1.000           1.159                   2,000

SVS Index 500 Portfolio - Class B (6/03)                    2005        1.211           1.225                       -
                                                            2004        1.129           1.211                   1,000
                                                            2003        1.000           1.129                   1,000

SVS Janus Growth And Income Portfolio - Class B (6/03)      2005        1.209           1.318                       -
                                                            2004        1.116           1.209                   1,000
                                                            2003        1.000           1.116                   1,000

SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005        1.211           1.266                       -
                                                            2004        1.107           1.211                   1,000
                                                            2003        1.000           1.107                   1,000

SVS MFS Strategic Value Portfolio - Class B (6/03)          2005        1.281           1.242                       -
                                                            2004        1.119           1.281                   1,000
                                                            2003        1.000           1.119                   1,000

SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005        1.171           1.090                       -
                                                            2004        1.190           1.171                   1,000
                                                            2003        1.000           1.190                   1,000

SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005        1.305           1.416                       -
                                                            2004        1.209           1.305                   1,000
                                                            2003        1.000           1.209                   1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.077           1.136                       -
                                                               2004        1.059           1.077                       -
                                                               2003        1.000           1.059                       -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005        1.176           1.310                       -
                                                               2004        1.118           1.176                       -
                                                               2003        1.000           1.118                   3,000

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)                              2005        1.279           1.456                       -
                                                               2004        1.063           1.279                       -
                                                               2003        1.000           1.063                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2005        1.600           1.995                       -
                                                               2004        1.315           1.600                       -
                                                               2003        1.000           1.315                       -

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.418           1.605                       -
                                                               2004        1.234           1.418                       -
                                                               2003        1.000           1.234                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.299           1.379                       -
                                                               2004        1.167           1.299                       -
                                                               2003        1.000           1.167                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2005        1.158           1.166                       -
                                                               2004        1.121           1.158                       -
                                                               2003        1.000           1.121                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.477           1.602                       -
                                                               2004        1.160           1.477                       -
                                                               2003        1.000           1.160                       -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.004                       -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2005        1.211           1.100                       -
                                                               2004        1.124           1.211                       -
                                                               2003        1.000           1.124                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
   Capital Growth Portfolio - Class B (6/03)                   2005        1.164           1.231                       -
                                                               2004        1.111           1.164                       -
                                                               2003        1.000           1.111                       -

   Global Discovery Portfolio - Class B (6/03)                 2005        1.498           1.723                       -
                                                               2004        1.249           1.498                       -
                                                               2003        1.000           1.249                       -

   Growth and Income Portfolio - Class B (6/03)                2005        1.202           1.238                       -
                                                               2004        1.123           1.202                       -
                                                               2003        1.000           1.123                       -

   Health Sciences Portfolio - Class B (6/03)                  2005        1.190           1.253                       -
                                                               2004        1.119           1.190                       -
                                                               2003        1.000           1.119                       -

   International Portfolio - Class B (6/03)                    2005        1.337           1.507                       -
                                                               2004        1.180           1.337                       -
                                                               2003        1.000           1.180                       -

   SVS I Scudder Bond Portfolio - Class B (7/05)               2005        1.000           0.992                       -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.296           1.386                       -
                                                               2004        1.151           1.296                       -
                                                               2003        1.000           1.151                       -

   Scudder Conservative Income Strategy Portfolio - Class B
   (8/04)                                                      2005        1.039           1.048                       -
                                                               2004        1.000           1.039                       -

   Scudder Fixed Income Portfolio - Class B (6/03)             2005        0.999           0.991                       -
                                                               2004        0.985           0.999                       -
                                                               2003        1.000           0.985                       -

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2005        1.310           1.564                       -
                                                               2004        1.176           1.310                       -
                                                               2003        1.000           1.176                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Government & Agency Securities Portfolio - Class
B (6/03)                                                    2005        0.999           0.995                       -
                                                            2004        0.992           0.999                       -
                                                            2003        1.000           0.992                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Growth & Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.074           1.099                       -
                                                            2004        1.000           1.074                       -

Scudder Growth Portfolio - Class B (6/03)                   2005        1.127           1.081                       -
                                                            2004        1.104           1.127                       -
                                                            2003        1.000           1.104                       -

Scudder Growth Strategy Portfolio - Class B (8/04)          2005        1.092           1.128                       -
                                                            2004        1.000           1.092                       -

Scudder High Income Portfolio - Class B (6/03)              2005        1.188           1.197                       -
                                                            2004        1.088           1.188                       -
                                                            2003        1.000           1.088                       -

Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                      2005        1.056           1.074                       -
                                                            2004        1.000           1.056                       -

Scudder International Select Equity Portfolio - Class B
(6/03)                                                      2005        1.384           1.537                       -
                                                            2004        1.205           1.384                       -
                                                            2003        1.000           1.205                       -

Scudder Mercury Large Cap Core Portfolio (3/05)             2005        1.036           1.140                       -

Scudder Mid-Cap Growth Portfolio - Class B (6/03)           2005        1.172           1.309                       -
                                                            2004        1.161           1.172                       -
                                                            2003        1.000           1.161                       -

Scudder Money Market Portfolio - Class B (6/03)             2005        0.966           0.964                       -
                                                            2004        0.987           0.966                       -
                                                            2003        1.000           0.987                       -

Scudder Salomon Aggressive Growth Portfolio (6/03)          2005        1.272           1.403                       -
                                                            2004        1.171           1.272                       -
                                                            2003        1.000           1.171                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
Scudder Small Cap Growth Portfolio - Class B (6/03)         2005        1.215           1.264                       -
                                                            2004        1.128           1.215                       -
                                                            2003        1.000           1.128                       -

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.035           1.028                       -
                                                            2004        0.981           1.035                       -
                                                            2003        1.000           0.981                       -

Scudder Technology Growth Portfolio - Class B (6/03)        2005        1.198           1.205                       -
                                                            2004        1.211           1.198                       -
                                                            2003        1.000           1.211                       -

Scudder Templeton Foreign Value Portfolio (3/05)            2005        1.053           1.122                       -

Scudder Total Return Portfolio - Class B (6/03)             2005        1.098           1.111                       -
                                                            2004        1.059           1.098                       -
                                                            2003        1.000           1.059                       -

SVS Davis Venture Value Portfolio - Class B (6/03)          2005        1.252           1.333                       -
                                                            2004        1.154           1.252                       -
                                                            2003        1.000           1.154                       -

SVS Dreman Financial Services Portfolio - Class B (6/03)    2005        1.223           1.186                       -
                                                            2004        1.125           1.223                       -
                                                            2003        1.000           1.125                       -

SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.282           1.344                       -
                                                            2004        1.158           1.282                       -
                                                            2003        1.000           1.158                       -

SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2005        1.517           1.622                       -
                                                            2004        1.240           1.517                       -
                                                            2003        1.000           1.240                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------    -------------     ---------------
SVS Eagle Focused Large Cap Growth Portfolio - Class B
(6/03)                                                      2005        1.102           1.004                       -
                                                            2004        1.114           1.102                       -
                                                            2003        1.000           1.114                       -

SVS Focus Value & Growth Portfolio - Class B (6/03)         2005        1.246           1.162                       -
                                                            2004        1.153           1.246                       -
                                                            2003        1.000           1.153                       -

SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2005        1.237           1.225                       -
                                                            2004        1.158           1.237                       -
                                                            2003        1.000           1.158                       -

SVS Index 500 Portfolio - Class B (6/03)                    2005        1.209           1.223                       -
                                                            2004        1.128           1.209                       -
                                                            2003        1.000           1.128                       -

SVS Janus Growth And Income Portfolio - Class B (6/03)      2005        1.207           1.314                       -
                                                            2004        1.115           1.207                       -
                                                            2003        1.000           1.115                       -

SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2005        1.209           1.262                       -
                                                            2004        1.106           1.209                       -
                                                            2003        1.000           1.106                       -

SVS MFS Strategic Value Portfolio - Class B (6/03)          2005        1.279           1.239                       -
                                                            2004        1.118           1.279                       -
                                                            2003        1.000           1.118                       -

SVS Oak Strategic Equity Portfolio - Class B (6/03)         2005        1.169           1.088                       -
                                                            2004        1.189           1.169                       -
                                                            2003        1.000           1.189                       -

SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2005        1.303           1.412                       -
                                                            2004        1.208           1.303                       -
                                                            2003        1.000           1.208                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.075           1.133                       -
                                                               2004        1.059           1.075                       -
                                                               2003        1.000           1.059                       -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2005        1.174           1.306                       -
                                                               2004        1.117           1.174                       -
                                                               2003        1.000           1.117                       -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.

On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.

On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.

On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio - Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund - Class B2, and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B, and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio - Class B, and is no longer available as a funding option.

On 10/2005, The Scudder Variable Series II: Scudder Aggressive Growth Portfolio
- Class B Changed its name to Scudder Variable Series II: Scudder Mid Cap Growth Portfolio - Class B.

ANNUAL REPORT
DECEMBER 31, 2005

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                                       OF
                   THE TRAVELERS INSURANCE COMPANY

The Travelers Insurance Company
One Cityplace
Hartford, CT  06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
TIC Variable Annuity Separate Account 2002 and the Board of Directors of The Travelers Insurance Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising TIC Variable Annuity
Separate Account 2002 (the "Separate Account") of The Travelers Insurance Company ("TIC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising TIC Variable Annuity Separate Account 2002 of TIC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 15, 2006

                                   APPENDIX A

                     21st Century Growth Portfolio - Class B
                       AIM Capital Appreciation Portfolio
                             AIM V.I. Utilities Fund
               Alger American Balanced Portfolio - Class S Shares
           Alger American Leveraged AllCap Portfolio - Class S Shares
                             All Cap Fund - Class I
             AllianceBernstein Growth and Income Portfolio - Class B
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                             Appreciation Portfolio
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                       Capital Growth Portfolio - Class B
                      Comstock Portfolio - Class II Shares
                      Contrafund Portfolio - Service Class
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                 Credit Suisse Trust Emerging Markets Portfolio
                 Credit Suisse Trust Global Small Cap Portfolio
                    Delaware VIP REIT Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                     Diversified Strategic Income Portfolio
                 Dreyfus MidCap Stock Portfolio - Service Shares
         Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                   Emerging Growth Portfolio - Class I Shares
                     Enterprise Portfolio - Class II Shares
                             Equity Income Portfolio
                    Equity Index Portfolio - Class II Shares
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
                Franklin Income Securities Fund - Class II Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                           Fundamental Value Portfolio
                      Global Discovery Portfolio - Class B
                       Global Growth Fund - Class 2 Shares
                 Global Life Sciences Portfolio - Service Shares
                  Global Technology Portfolio - Service Shares
                           Growth and Income Portfolio
                      Growth and Income Portfolio - Class B
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                       Health Sciences Portfolio - Class B
                              High Yield Bond Trust
                        International Portfolio - Class B
                            Investors Fund - Class I
                         Large Cap Growth Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                 Managed Allocation Series: Aggressive Portfolio
                Managed Allocation Series: Conservative Portfolio
                  Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
           Managed Allocation Series: Moderate-Conservative Portfolio
                              Managed Assets Trust
                 Mercury Global Allocation V.I. Fund - Class III
                        Mercury Large Cap Core Portfolio
                Mercury Value Opportunities V.I. Fund - Class III
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                    Mid Cap Growth Portfolio - Service Shares
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
            Multiple Discipline Portfolio - All Cap Growth and Value
        Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value
           Multiple Discipline Portfolio - Large Cap Growth and Value
                 Mutual Shares Securities Fund - Class 2 Shares
                Oppenheimer Main Street Fund/VA - Service Shares
                             Pioneer Fund Portfolio
                         Pioneer Mid Cap Value Portfolio
                       Pioneer Strategic Income Portfolio
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
        Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
         Salomon Brothers Variable Growth & Income Fund - Class I Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
                      Scudder Blue Chip Portfolio - Class B
            Scudder Conservative Income Strategy Portfolio - Class B
                    Scudder Fixed Income Portfolio - Class B
                  Scudder Global Blue Chip Portfolio - Class B
           Scudder Government & Agency Securities Portfolio - Class B
              Scudder Growth & Income Strategy Portfolio - Class B
                       Scudder Growth Portfolio - Class B
                   Scudder Growth Strategy Portfolio - Class B
                     Scudder High Income Portfolio - Class B
              Scudder Income & Growth Strategy Portfolio - Class B
             Scudder International Select Equity Portfolio - Class B
                    Scudder Mercury Large Cap Core Portfolio
                   Scudder Mid-Cap Growth Portfolio - Class B
                    Scudder Money Market Portfolio - Class B
               Scudder Real Estate Securities Portfolio - Class B
                   Scudder Salomon Aggressive Growth Portfolio
                  Scudder Small Cap Growth Portfolio - Class B
                  Scudder Strategic Income Portfolio - Class B
                  Scudder Technology Growth Portfolio - Class B
                    Scudder Templeton Foreign Value Portfolio
                    Scudder Total Return Portfolio - Class B

                  Scudder VIT Equity 500 Index Fund - Class B2
                         Small Cap Growth Fund - Class I
                    Smith Barney Aggressive Growth Portfolio
                    Smith Barney Dividend Strategy Portfolio
                       Smith Barney High Income Portfolio
                     Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                       Smith Barney Mid Cap Core Portfolio
                       Smith Barney Money Market Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio
              Smith Barney Small Cap Growth Opportunities Portfolio
                        Social Awareness Stock Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
                  Style Focus Series: Small Cap Value Portfolio
                   SVS Davis Venture Value Portfolio - Class B
                SVS Dreman Financial Services Portfolio - Class B
                SVS Dreman High Return Equity Portfolio - Class B
                 SVS Dreman Small Cap Value Portfolio - Class B
             SVS Eagle Focused Large Cap Growth Portfolio - Class B
                  SVS Focus Value & Growth Portfolio - Class B
                     SVS I Scudder Bond Portfolio - Class B
               SVS II Scudder Large Cap Value Portfolio - Class B
                        SVS Index 500 Portfolio - Class B
                 SVS Janus Growth And Income Portfolio - Class B
               SVS Janus Growth Opportunities Portfolio - Class B
                   SVS MFS Strategic Value Portfolio - Class B
                  SVS Oak Strategic Equity Portfolio - Class B
                  SVS Turner Mid Cap Growth Portfolio - Class B
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                  Total Return Portfolio - Administrative Class
                       Travelers Managed Income Portfolio
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                         Van Kampen Enterprise Portfolio
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and Owners of Variable Annuity Contracts of TIC Variable Annuity Separate Account 2002:

We have audited the statement of changes in net assets of TIC Variable Annuity Separate Account 2002 (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for the period March 24, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004 or lesser periods. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and the financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting TIC Variable Annuity Separate Account 2002 for the year or lesser periods then ended, and the financial highlights for the period March 24, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004 or lesser periods, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Hartford, Connecticut
March 16, 2005

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                          CAPITAL            HIGH YIELD BOND                                MONEY MARKET
                                     APPRECIATION FUND           TRUST           MANAGED ASSETS TRUST         PORTFOLIO
                                     -------------------   -------------------   ---------------------   --------------------
ASSETS:
  Investments at market value:       $           739,324   $           315,159   $             171,135   $            665,103

  Receivables:
    Dividends ....................                     -                     -                       -                  1,206
                                     -------------------   -------------------   ---------------------   --------------------

      Total Assets ...............               739,324               315,159                 171,135                666,309
                                     -------------------   -------------------   ---------------------   --------------------

LIABILITIES:
  Payables:
    Insurance charges ............                    35                    17                       8                     29
    Administrative fees ..........                     3                     1                       1                      3
                                     -------------------   -------------------   ---------------------   --------------------

      Total Liabilities ..........                    38                    18                       9                     32
                                     -------------------   -------------------   ---------------------   --------------------

NET ASSETS:                          $           739,286   $           315,141   $             171,126   $            666,277
                                     ===================   ===================   =====================   ====================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                            ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                     AIM V.I. UTILITIES     GROWTH AND INCOME      LARGE-CAP GROWTH      GLOBAL GROWTH FUND
                                            FUND           PORTFOLIO - CLASS B   PORTFOLIO - CLASS B      - CLASS 2 SHARES
                                     -------------------   -------------------   ---------------------   --------------------
ASSETS:
  Investments at market value:       $           132,601   $            46,476   $              86,329   $          2,601,754

  Receivables:
    Dividends ....................                     -                     -                       -                      -
                                     -------------------   -------------------   ---------------------   --------------------

      Total Assets ...............               132,601                46,476                  86,329              2,601,754
                                     -------------------   -------------------   ---------------------   --------------------

LIABILITIES:
  Payables:
    Insurance charges ............                     7                     2                       4                    135
    Administrative fees ..........                     1                     -                       1                     11
                                     -------------------   -------------------   ---------------------   --------------------

      Total Liabilities ..........                     8                     2                       5                    146
                                     -------------------   -------------------   ---------------------   --------------------

NET ASSETS:                          $           132,593   $            46,474   $              86,324   $          2,601,608
                                     ===================   ===================   =====================   ====================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                               CREDIT SUISSE      CREDIT SUISSE TRUST    DELAWARE VIP REIT      DREYFUS MIDCAP
   GROWTH FUND -    GROWTH-INCOME FUND -      TRUST EMERGING       GLOBAL SMALL CAP      SERIES - STANDARD     STOCK PORTFOLIO -
 CLASS 2 SHARES       CLASS 2 SHARES         MARKETS PORTFOLIO         PORTFOLIO               CLASS            SERVICE SHARES
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------
$       7,067,307   $           5,192,842   $            75,605   $             35,384   $           848,677   $           165,553

                -                       -                     -                      -                     -                     -
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

        7,067,307               5,192,842                75,605                 35,384               848,677               165,553
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

              378                     272                     4                      2                    43                     8
               29                      21                     1                      -                     4                     1
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

              407                     293                     5                      2                    47                     9
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

$       7,066,900   $           5,192,549   $            75,600   $             35,382   $           848,630   $           165,544
=================   =====================   ===================   ====================   ===================   ===================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                       DREYFUS SOCIALLY       DREYFUS VIF -         DREYFUS VIF -
                                      RESPONSIBLE GROWTH      APPRECIATION        DEVELOPING LEADERS        MERCURY GLOBAL
                                     FUND, INC.- SERVICE       PORTFOLIO -       PORTFOLIO - INITIAL       ALLOCATION V.I.
                                            SHARES           INITIAL SHARES            SHARES             FUND - CLASS III
                                     -------------------   -------------------   ---------------------   --------------------
ASSETS:
  Investments at market value:       $           283,711   $           110,169   $             388,852   $          1,208,959

  Receivables:
    Dividends ....................                     -                     -                       -                      -
                                     -------------------   -------------------   ---------------------   --------------------

      Total Assets ...............               283,711               110,169                 388,852              1,208,959
                                     -------------------   -------------------   ---------------------   --------------------

LIABILITIES:
  Payables:
    Insurance charges ............                    15                     6                      20                     63
    Administrative fees ..........                     1                     -                       1                      5
                                     -------------------   -------------------   ---------------------   --------------------

      Total Liabilities ..........                    16                     6                      21                     68
                                     -------------------   -------------------   ---------------------   --------------------

NET ASSETS:                          $           283,695   $           110,163   $             388,831   $          1,208,891
                                     ===================   ===================   =====================   ====================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            FRANKLIN SMALL-MID                                TEMPLETON
   MERCURY VALUE       FRANKLIN INCOME          CAP GROWTH            MUTUAL SHARES      DEVELOPING MARKETS     TEMPLETON FOREIGN
OPPORTUNITIES V.I.    SECURITIES FUND -      SECURITIES FUND -      SECURITIES FUND -      SECURITIES FUND      SECURITIES FUND -
 FUND - CLASS III      CLASS II SHARES        CLASS 2 SHARES         CLASS 2 SHARES       - CLASS 2 SHARES       CLASS 2 SHARES
------------------  ---------------------   -------------------   --------------------   -------------------   -------------------
$         790,952   $             407,196   $           256,417   $            967,292   $         2,077,180   $         1,577,732

                -                       -                     -                      -                     -                     -
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

          790,952                 407,196               256,417                967,292             2,077,180             1,577,732
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

               41                      20                    15                     49                   109                    85
                3                       1                     1                      4                     8                     7
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

               44                      21                    16                     53                   117                    92
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

$         790,908   $             407,175   $           256,401   $            967,239   $         2,077,063   $         1,577,640
=================   =====================   ===================   ====================   ===================   ===================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                      TEMPLETON GROWTH                                                       EQUITY INDEX
                                     SECURITIES FUND -        APPRECIATION       DIVERSIFIED STRATEGIC    PORTFOLIO - CLASS
                                       CLASS 2 SHARES           PORTFOLIO           INCOME PORTFOLIO           II SHARES
                                     -------------------   -------------------   ---------------------   --------------------
ASSETS:
  Investments at market value:       $         2,018,739   $           589,086   $             323,436   $          1,888,243

  Receivables:
    Dividends ....................                     -                     -                       -                      -
                                     -------------------   -------------------   ---------------------   --------------------

      Total Assets ...............             2,018,739               589,086                 323,436              1,888,243
                                     -------------------   -------------------   ---------------------   --------------------

LIABILITIES:
  Payables:
    Insurance charges ............                   104                    32                      18                     95
    Administrative fees ..........                     8                     2                       1                      8
                                     -------------------   -------------------   ---------------------   --------------------

      Total Liabilities ..........                   112                    34                      19                    103
                                     -------------------   -------------------   ---------------------   --------------------

NET ASSETS:                          $         2,018,627   $           589,052   $             323,417   $          1,888,140
                                     ===================   ===================   =====================   ====================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                      SALOMON BROTHERS       SALOMON BROTHERS
                     VARIABLE AGGRESSIVE     VARIABLE GROWTH &    GLOBAL LIFE SCIENCES    GLOBAL TECHNOLOGY      MID CAP GROWTH
FUNDAMENTAL VALUE   GROWTH FUND - CLASS I      INCOME FUND -       PORTFOLIO - SERVICE       PORTFOLIO -           PORTFOLIO -
    PORTFOLIO              SHARES             CLASS I SHARES             SHARES            SERVICE SHARES        SERVICE SHARES
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------
$         617,809   $             245,558   $            43,064   $            113,596   $            81,918   $            36,987

                -                       -                     -                      -                     -                     -
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

          617,809                 245,558                43,064                113,596                81,918                36,987
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

               35                      13                     2                      7                     5                     2
                3                       1                     -                      -                     -                     -
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

               38                      14                     2                      7                     5                     2
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

$         617,771   $             245,544   $            43,062   $            113,589   $            81,913   $            36,985
=================   =====================   ===================   ====================   ===================   ===================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                       WORLDWIDE GROWTH
                                     PORTFOLIO - SERVICE    LAZARD RETIREMENT      GROWTH AND INCOME         MID-CAP VALUE
                                            SHARES         SMALL CAP PORTFOLIO         PORTFOLIO               PORTFOLIO
                                     -------------------   -------------------   ---------------------   --------------------
ASSETS:
  Investments at market value:       $             2,382   $           413,781   $           1,956,955   $          1,712,034

  Receivables:
    Dividends ....................                     -                     -                       -                      -
                                     -------------------   -------------------   ---------------------   --------------------

      Total Assets ...............                 2,382               413,781               1,956,955              1,712,034
                                     -------------------   -------------------   ---------------------   --------------------

LIABILITIES:
  Payables:
    Insurance charges ............                     1                    21                     106                     91
    Administrative fees ..........                     -                     2                       8                      7
                                     -------------------   -------------------   ---------------------   --------------------

      Total Liabilities ..........                     1                    23                     114                     98
                                     -------------------   -------------------   ---------------------   --------------------

NET ASSETS:                          $             2,381   $           413,758   $           1,956,841   $          1,711,936
                                     ===================   ===================   =====================   ====================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                               TOTAL RETURN            PUTNAM VT
OPPENHEIMER MAIN        REAL RETURN             PORTFOLIO -       INTERNATIONAL EQUITY     PUTNAM VT SMALL
STREET FUND/VA -         PORTFOLIO -          ADMINISTRATIVE         FUND - CLASS IB      CAP  VALUE FUND -      ALL CAP FUND -
 SERVICE SHARES     ADMINISTRATIVE CLASS          CLASS                  SHARES            CLASS IB SHARES           CLASS I
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------
$         335,814   $           1,741,566   $         3,324,318   $             62,211   $           670,595   $           415,141

                -                       -                     -                      -                     -                     -
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

          335,814               1,741,566             3,324,318                 62,211               670,595               415,141
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

               18                      84                   164                      3                    32                    22
                1                       7                    14                      -                     3                     2
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

               19                      91                   178                      3                    35                    24
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

$         335,795   $           1,741,475   $         3,324,140   $             62,208   $           670,560   $           415,117
=================   =====================   ===================   ====================   ===================   ===================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                         SCUDDER REAL ESTATE
                                      INVESTORS FUND -      LARGE CAP GROWTH     SMALL CAP GROWTH FUND       SECURITIES
                                          CLASS I            FUND - CLASS I            - CLASS I         PORTFOLIO - CLASS B
                                     -------------------   -------------------   ---------------------   --------------------
ASSETS:
  Investments at market value:       $           228,000   $           111,443   $             475,501   $            351,544

  Receivables:
    Dividends ....................                     -                     -                       -                      -
                                     -------------------   -------------------   ---------------------   --------------------

      Total Assets ...............               228,000               111,443                 475,501                351,544
                                     -------------------   -------------------   ---------------------   --------------------

LIABILITIES:
  Payables:
    Insurance charges ............                    12                     5                      25                     18
    Administrative fees ..........                     1                     1                       2                      1
                                     -------------------   -------------------   ---------------------   --------------------

      Total Liabilities ..........                    13                     6                      27                     19
                                     -------------------   -------------------   ---------------------   --------------------

NET ASSETS:                          $           227,987   $           111,437   $             475,474   $            351,525
                                     ===================   ===================   =====================   ====================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

  SCUDDER VIT
EQUITY 500 INDEX      CAPITAL GROWTH         GLOBAL DISCOVERY      GROWTH AND INCOME       HEALTH SCIENCES        INTERNATIONAL
 FUND - CLASS B2     PORTFOLIO - CLASS B    PORTFOLIO - CLASS B   PORTFOLIO - CLASS B    PORTFOLIO - CLASS B   PORTFOLIO - CLASS B
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------
$         101,513   $             181,006   $           105,132   $            137,723   $           354,743   $           129,077

                -                       -                     -                      -                     -                     -
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

          101,513                 181,006               105,132                137,723               354,743               129,077
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

                5                       9                     5                      7                    16                     6
                1                       1                     -                      1                     1                     1
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

                6                      10                     5                      8                    17                     7
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

$         101,507   $             180,996   $           105,127   $            137,715   $           354,726   $           129,070
=================   =====================   ===================   ====================   ===================   ===================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                 SCUDDER CONSERVATIVE      SCUDDER FIXED
                                     SVS I SCUDDER BOND     SCUDDER BLUE CHIP      INCOME STRATEGY       INCOME PORTFOLIO -
                                     PORTFOLIO - CLASS B   PORTFOLIO - CLASS B    PORTFOLIO - CLASS B          CLASS B
                                     -------------------   -------------------   ---------------------   --------------------
ASSETS:
  Investments at market value:       $             2,161   $           178,551   $             329,782   $            848,035

  Receivables:
    Dividends ....................                     -                     -                       -                      -
                                     -------------------   -------------------   ---------------------   --------------------

      Total Assets ...............                 2,161               178,551                 329,782                848,035
                                     -------------------   -------------------   ---------------------   --------------------

LIABILITIES:
  Payables:
    Insurance charges ............                     -                     9                      17                     42
    Administrative fees ..........                     -                     1                       2                      3
                                     -------------------   -------------------   ---------------------   --------------------

      Total Liabilities ..........                     -                    10                      19                     45
                                     -------------------   -------------------   ---------------------   --------------------

NET ASSETS:                          $             2,161   $           178,541   $             329,763   $            847,990
                                     ===================   ===================   =====================   ====================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

 SCUDDER GLOBAL
    BLUE CHIP        SCUDDER GOVERNMENT &     SCUDDER GROWTH &      SCUDDER GROWTH                              SCUDDER INCOME &
PORTFOLIO - CLASS     AGENCY SECURITIES       INCOME STRATEGY     STRATEGY PORTFOLIO -   SCUDDER HIGH INCOME     GROWTH STRATEGY
        B            PORTFOLIO - CLASS B    PORTFOLIO - CLASS B         CLASS B          PORTFOLIO - CLASS B   PORTFOLIO - CLASS B
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------
$          50,322   $              92,290   $           814,216   $            158,970   $           500,703   $           169,607

                -                       -                     -                      -                     -                     -
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

           50,322                  92,290               814,216                158,970               500,703               169,607
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

                3                       5                    42                      8                    25                     9
                -                       -                     3                      1                     2                     -
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

                3                       5                    45                      9                    27                     9
-----------------   ---------------------   -------------------   --------------------   -------------------   -------------------

$          50,319   $              92,285   $           814,171   $            158,961   $           500,676   $           169,598
=================   =====================   ===================   ====================   ===================   ===================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           SCUDDER                            SCUDDER
                                        INTERNATIONAL        SCUDDER          MID-CAP       SCUDDER MONEY
                                        SELECT EQUITY     MERCURY LARGE        GROWTH           MARKET
                                         PORTFOLIO -        CAP CORE        PORTFOLIO -      PORTFOLIO -
                                           CLASS B          PORTFOLIO         CLASS B          CLASS B
                                        -------------     -------------     -----------     -------------
ASSETS:
  Investments at market value:          $     518,237     $      58,056     $       798     $     106,919

  Receivables:
    Dividends .....................                 -                 -               -               177
                                        -------------     -------------     -----------     -------------

      Total Assets ................           518,237            58,056             798           107,096
                                        -------------     -------------     -----------     -------------

LIABILITIES:
  Payables:
    Insurance charges .............                25                 3               4                 5
    Administrative fees ...........                 2                 -               -                 -
                                        -------------     -------------     -----------     -------------

      Total Liabilities ...........                27                 3               4                 5
                                        -------------     -------------     -----------     -------------

NET ASSETS:                             $     518,210     $      58,053     $       794     $     107,091
                                        =============     =============     ===========     =============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

   SCUDDER                            SCUDDER          SCUDDER
   SALOMON       SCUDDER SMALL       STRATEGIC       TECHNOLOGY         SCUDDER        SCUDDER TOTAL
 AGGRESSIVE        CAP GROWTH         INCOME           GROWTH          TEMPLETON          RETURN
   GROWTH         PORTFOLIO -       PORTFOLIO -      PORTFOLIO -     FOREIGN VALUE      PORTFOLIO -
  PORTFOLIO         CLASS B           CLASS B          CLASS B         PORTFOLIO          CLASS B
------------     -------------     ------------     ------------     -------------     -------------
$     31,135     $     136,232     $    221,256     $     70,570     $     307,379     $      28,692

           -                 -                -                -                 -                 -
------------     -------------     ------------     ------------     -------------     -------------

      31,135           136,232          221,256           70,570           307,379            28,692
------------     -------------     ------------     ------------     -------------     -------------

           1                 7               10                4                14                 2
           -                 1                1                -                 1                 -
------------     -------------     ------------     ------------     -------------     -------------

           1                 8               11                4                15                 2
------------     -------------     ------------     ------------     -------------     -------------

$     31,134     $     136,224     $    221,245     $     70,566     $     307,364     $      28,690
============     =============     ============     ============     =============     =============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                           SVS DREMAN        SVS DREMAN      SVS DREMAN
                                          SVS DAVIS         FINANCIAL       HIGH RETURN      SMALL CAP
                                        VENTURE VALUE       SERVICES           EQUITY          VALUE
                                         PORTFOLIO -       PORTFOLIO -      PORTFOLIO -     PORTFOLIO -
                                           CLASS B           CLASS B          CLASS B         CLASS B
                                        -------------     -------------     -----------     -----------
ASSETS:
  Investments at market value:          $     364,068     $     159,164     $   995,431     $   283,502

  Receivables:
    Dividends .....................                 -                 -               -               -
                                        -------------     -------------     -----------     -----------

      Total Assets ................           364,068           159,164         995,431         283,502
                                        -------------     -------------     -----------     -----------

LIABILITIES:
  Payables:
    Insurance charges .............                18                 8              47              15
    Administrative fees ...........                 2                 1               4               1
                                        -------------     -------------     -----------     -----------

      Total Liabilities ...........                20                 9              51              16
                                        -------------     -------------     -----------     -----------

NET ASSETS:                             $     364,048     $     159,155     $   995,380     $   283,486
                                        =============     =============     ===========     ===========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

SVS II SCUDDER      SVS JANUS        SVS JANUS        SVS MFS          SVS OAK
   LARGE CAP        GROWTH AND        GROWTH         STRATEGIC        STRATEGIC      SVS TURNER MID
     VALUE            INCOME       OPPORTUNITIES       VALUE            EQUITY         CAP GROWTH
  PORTFOLIO -      PORTFOLIO -      PORTFOLIO -     PORTFOLIO -      PORTFOLIO -       PORTFOLIO -
    CLASS B          CLASS B          CLASS B         CLASS B          CLASS B           CLASS B
--------------     -----------     -------------    -----------      -----------     --------------
$      186,626     $   140,426     $      21,233    $   154,906      $    93,244     $       38,987

             -               -                 -              -                -                  -
--------------     -----------     -------------    -----------      -----------     --------------

       186,626         140,426            21,233        154,906           93,244             38,987
--------------     -----------     -------------    -----------      -----------     --------------

             9               7                 1              8                5                  2
             1               1                 -              1                -                  -
--------------     -----------     -------------    -----------      -----------     --------------

            10               8                 1              9                5                  2
--------------     -----------     -------------    -----------      -----------     --------------

$      186,616     $   140,418     $      21,232    $   154,897      $    93,239     $       38,985
==============     ===========     =============    ===========      ===========     ==============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                              MULTIPLE         MULTIPLE
                                                             MULTIPLE        DISCIPLINE       DISCIPLINE
                                        SMITH BARNEY        DISCIPLINE      PORTFOLIO -       PORTFOLIO -
                                          DIVIDEND          PORTFOLIO -     BALANCED ALL      GLOBAL ALL
                                          STRATEGY        ALL CAP GROWTH     CAP GROWTH       CAP GROWTH
                                          PORTFOLIO          AND VALUE       AND VALUE         AND VALUE
                                        -------------     --------------    ------------     ------------
ASSETS:
  Investments at market value:          $      87,866     $    2,726,218    $  3,880,777     $  1,800,888

  Receivables:
    Dividends .....................                 -                  -               -                -
                                        -------------     --------------    ------------     ------------

      Total Assets ................            87,866          2,726,218       3,880,777        1,800,888
                                        -------------     --------------    ------------     ------------

LIABILITIES:
  Payables:
    Insurance charges .............                 5                145             211               93
    Administrative fees ...........                 -                 11              16                8
                                        -------------     --------------    ------------     ------------

      Total Liabilities ...........                 5                156             227              101
                                        -------------     --------------    ------------     ------------

NET ASSETS:                             $      87,861     $    2,726,062    $  3,880,550     $  1,800,787
                                        =============     ==============    ============     ============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

   MULTIPLE
  DISCIPLINE           ALGER         ALGER AMERICAN
  PORTFOLIO -         AMERICAN          LEVERAGED
   LARGE CAP          BALANCED           ALLCAP         AIM CAPITAL      CONVERTIBLE        DISCIPLINED
  GROWTH AND        PORTFOLIO -        PORTFOLIO -     APPRECIATION       SECURITIES       MID CAP STOCK
     VALUE         CLASS S SHARES    CLASS S SHARES      PORTFOLIO        PORTFOLIO          PORTFOLIO
--------------     --------------    --------------    ------------     -------------     --------------
$       56,538     $      140,381    $      120,294    $    240,543     $   1,854,386     $      256,987

             -                  -                 -               -                 -                  -
--------------     --------------    --------------    ------------     -------------     --------------

        56,538            140,381           120,294         240,543         1,854,386            256,987
--------------     --------------    --------------    ------------     -------------     --------------

             3                  7                 7              12               101                 11
             -                  -                 -               1                 7                  1
--------------     --------------    --------------    ------------     -------------     --------------

             3                  7                 7              13               108                 12
--------------     --------------    --------------    ------------     -------------     --------------

$       56,535     $      140,374    $      120,287    $    240,530     $   1,854,278     $      256,975
==============     ==============    ==============    ============     =============     ==============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                               FEDERATED
                                        EQUITY INCOME     FEDERATED HIGH         STOCK         LARGE CAP
                                          PORTFOLIO       YIELD PORTFOLIO      PORTFOLIO       PORTFOLIO
                                        -------------     ---------------     -----------      ----------
ASSETS:
  Investments at market value:          $   1,031,987     $       228,971     $    20,447      $  170,421

  Receivables:
    Dividends .....................                 -                   -               -               -
                                        -------------     ---------------     -----------      ----------

      Total Assets ................         1,031,987             228,971          20,447         170,421
                                        -------------     ---------------     -----------      ----------

LIABILITIES:
  Payables:
    Insurance charges .............                54                  11               2               9
    Administrative fees ...........                 4                   1               -               -
                                        -------------     ---------------     -----------      ----------

      Total Liabilities ...........                58                  12               2               9
                                        -------------     ---------------     -----------      ----------

NET ASSETS:                             $   1,031,929     $       228,959     $    20,445      $  170,412
                                        =============     ===============     ===========      ==========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                          MANAGED           MANAGED
    MANAGED           MANAGED            MANAGED        ALLOCATION        ALLOCATION
  ALLOCATION         ALLOCATION        ALLOCATION         SERIES:           SERIES:
    SERIES:           SERIES:            SERIES:         MODERATE-         MODERATE-       MERCURY LARGE
  AGGRESSIVE        CONSERVATIVE        MODERATE        AGGRESSIVE       CONSERVATIVE         CAP CORE
   PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
--------------     --------------    --------------    ------------     -------------     --------------
$       15,564     $       15,027    $      821,779    $    462,055     $     198,983     $    1,036,006

             -                  -                 -               -                 -                  -
--------------     --------------    --------------    ------------     -------------     --------------

        15,564             15,027           821,779         462,055           198,983          1,036,006
--------------     --------------    --------------    ------------     -------------     --------------

             -                  -                49              26                10                 54
             -                  -                 3               2                 1                  4
--------------     --------------    --------------    ------------     -------------     --------------

             -                  -                52              28                11                 58
--------------     --------------    --------------    ------------     -------------     --------------

$       15,564     $       15,027    $      821,727    $    462,027     $     198,972     $    1,035,948
==============     ==============    ==============    ============     =============     ==============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                 MONDRIAN
                                         MFS MID CAP         MFS TOTAL                        INTERNATIONAL
                                           GROWTH             RETURN           MFS VALUE          STOCK
                                          PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO
                                        -------------     ---------------     -----------     -------------
ASSETS:
  Investments at market value:          $     110,910     $     2,705,801     $   597,235     $   1,047,235

  Receivables:
    Dividends .....................                 -                   -               -                 -
                                        -------------     ---------------     -----------     -------------

      Total Assets ................           110,910           2,705,801         597,235         1,047,235
                                        -------------     ---------------     -----------     -------------

LIABILITIES:
  Payables:
    Insurance charges .............                 5                 140              33                55
    Administrative fees ...........                 1                  11               3                 5
                                        -------------     ---------------     -----------     -------------

      Total Liabilities ...........                 6                 151              36                60
                                        -------------     ---------------     -----------     -------------

NET ASSETS:                             $     110,904     $     2,705,650     $   597,199     $   1,047,175
                                        =============     ===============     ===========     =============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                         PIONEER                         STYLE FOCUS        STYLE FOCUS
                     PIONEER MID        STRATEGIC        STRATEGIC      SERIES: SMALL      SERIES: SMALL
 PIONEER FUND         CAP VALUE          INCOME           EQUITY          CAP GROWTH         CAP VALUE
   PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO          PORTFOLIO
--------------     --------------    --------------    ------------     -------------     --------------
$      478,335     $        5,058    $    1,046,894    $     50,103     $      33,070     $       46,756

             -                  -                 -               -                 -                  -
--------------     --------------    --------------    ------------     -------------     --------------

       478,335              5,058         1,046,894          50,103            33,070             46,756
--------------     --------------    --------------    ------------     -------------     --------------

            22                  -                53               3                 2                  3
             2                  -                 4               -                 -                  -
--------------     --------------    --------------    ------------     -------------     --------------

            24                  -                57               3                 2                  3
--------------     --------------    --------------    ------------     -------------     --------------

$      478,311     $        5,058    $    1,046,837    $     50,100     $      33,068     $       46,753
==============     ==============    ==============    ============     =============     ==============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                   U.S.
                                           TRAVELERS           TRAVELERS        GOVERNMENT       VAN KAMPEN
                                        MANAGED INCOME       QUALITY BOND       SECURITIES       ENTERPRISE
                                           PORTFOLIO           PORTFOLIO        PORTFOLIO        PORTFOLIO
                                        --------------     ---------------     -----------     -------------
ASSETS:
  Investments at market value:          $      400,593     $       321,911     $   518,420     $     171,393

  Receivables:
    Dividends .....................                  -                   -               -                 -
                                        --------------     ---------------     -----------     -------------

      Total Assets ................            400,593             321,911         518,420           171,393
                                        --------------     ---------------     -----------     -------------

LIABILITIES:
  Payables:
    Insurance charges .............                 19                  16              26                 9
    Administrative fees ...........                  2                   2               2                 1
                                        --------------     ---------------     -----------     -------------

      Total Liabilities ...........                 21                  18              28                10
                                        --------------     ---------------     -----------     -------------

NET ASSETS:                             $      400,572     $       321,893     $   518,392     $     171,383
                                        ==============     ===============     ===========     =============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

 SB ADJUSTABLE RATE        SMITH BARNEY                            SMITH BARNEY LARGE                             SMITH BARNEY
 INCOME PORTFOLIO -     AGGRESSIVE GROWTH    SMITH BARNEY HIGH       CAPITALIZATION      SMITH BARNEY MID CAP     MONEY MARKET
   CLASS I SHARES           PORTFOLIO         INCOME PORTFOLIO      GROWTH PORTFOLIO       CORE PORTFOLIO           PORTFOLIO
--------------------   -------------------   -----------------   ---------------------   --------------------   ----------------
$          2,391,284   $           808,914   $         551,055   $             291,525   $            170,376   $        482,976

                   -                     -                   -                       -                      -                  -
--------------------   -------------------   -----------------   ---------------------   --------------------   ----------------

           2,391,284               808,914             551,055                 291,525                170,376            482,976
--------------------   -------------------   -----------------   ---------------------   --------------------   ----------------

                 129                    44                  28                      17                      9                 25
                  10                     3                   2                       1                      1                  2
--------------------   -------------------   -----------------   ---------------------   --------------------   ----------------

                 139                    47                  30                      18                     10                 27
--------------------   -------------------   -----------------   ---------------------   --------------------   ----------------

$          2,391,145   $           808,867   $         551,025   $             291,507   $            170,366   $        482,949
====================   ===================   =================   =====================   ====================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                                 SMITH BARNEY SMALL
                                                                                            EMERGING GROWTH          CAP GROWTH
                                               SOCIAL AWARENESS     COMSTOCK PORTFOLIO    PORTFOLIO - CLASS I       OPPORTUNITIES
                                                STOCK PORTFOLIO     - CLASS II SHARES          SHARES                 PORTFOLIO
                                              ------------------   -------------------   ---------------------   ------------------
ASSETS:
  Investments at market value:                $           70,855   $         1,281,901   $              46,925   $           21,650

  Receivables:
    Dividends .............................                    -                     -                       -                    -
                                              ------------------   -------------------   ---------------------   ------------------

      Total Assets ........................               70,855             1,281,901                  46,925               21,650
                                              ------------------   -------------------   ---------------------   ------------------

LIABILITIES:
  Payables:
    Insurance charges .....................                    3                    67                       3                    1
    Administrative fees ...................                    -                     5                       -                    -
                                              ------------------   -------------------   ---------------------   ------------------

      Total Liabilities ...................                    3                    72                       3                    1
                                              ------------------   -------------------   ---------------------   ------------------

NET ASSETS:                                   $           70,852   $         1,281,829   $              46,922   $           21,649
                                              ==================   ===================   =====================   ==================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                              DYNAMIC CAPITAL
    CONTRAFUND(R)         CONTRAFUND(R)        APPRECIATION
     PORTFOLIO              PORTFOLIO           PORTFOLIO -       MID CAP PORTFOLIO -
  - SERVICE CLASS       - SERVICE CLASS 2     SERVICE CLASS 2       SERVICE CLASS 2
--------------------   -------------------   -----------------   ---------------------
$            587,663   $         1,773,690   $          97,427   $           1,845,847

                   -                     -                   -                       -
--------------------   -------------------   -----------------   ---------------------

             587,663             1,773,690              97,427               1,845,847
--------------------   -------------------   -----------------   ---------------------

                  32                    95                   5                      97
                   2                     7                   -                       8
--------------------   -------------------   -----------------   ---------------------

                  34                   102                   5                     105
--------------------   -------------------   -----------------   ---------------------

$            587,629   $         1,773,588   $          97,422   $           1,845,742
====================   ===================   =================   =====================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005



                                                    CAPITAL                HIGH                                        MONEY
                                               APPRECIATION FUND     YIELD BOND TRUST     MANAGED ASSETS TRUST    MARKET PORTFOLIO
                                              ------------------   -------------------   ---------------------   -----------------
INVESTMENT INCOME:
  Dividends ...............................   $                -   $                13   $                  34   $          17,615
                                              ------------------   -------------------   ---------------------   -----------------

EXPENSES:
  Insurance charges .......................                5,416                 4,466                   2,914              10,722
  Administrative fees .....................                  456                   361                     251                 933
                                              ------------------   -------------------   ---------------------   -----------------

    Total expenses ........................                5,872                 4,827                   3,165              11,655
                                              ------------------   -------------------   ---------------------   -----------------

      Net investment income (loss) ........               (5,872)               (4,814)                 (3,131)              5,960
                                              ------------------   -------------------   ---------------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ............                    -                     -                   1,323                   -
    Realized gain (loss) on sale of
       investments ........................                8,629                   220                   1,954                   -
                                              ------------------   -------------------   ---------------------   -----------------

      Realized gain (loss) ................                8,629                   220                   3,277                   -
                                              ------------------   -------------------   ---------------------   -----------------

    Change in unrealized gain (loss)
      on investments ......................               49,631                 4,835                   4,892                   -
                                              ------------------   -------------------   ---------------------   -----------------

  Net increase (decrease) in net assets
    resulting from operations .............   $           52,388   $               241   $               5,038   $           5,960
                                              ==================   ===================   =====================   =================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                             ALLIANCEBERNSTEIN
                        ALLIANCEBERNSTEIN        LARGE-CAP                                                       GROWTH-INCOME
 AIM V.I. UTILITIES     GROWTH AND INCOME     GROWTH PORTFOLIO   GLOBAL GROWTH FUND -       GROWTH FUND -       FUND - CLASS 2
        FUND           PORTFOLIO - CLASS B       - CLASS B          CLASS 2 SHARES         CLASS 2 SHARES           SHARES
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------
$              3,017   $             3,165   $               -   $              11,012   $           42,564   $           64,722
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------

               2,770                 2,915               1,830                  31,246              103,570               82,319
                 217                   219                 144                   2,474                8,003                6,399
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------

               2,987                 3,134               1,974                  33,720              111,573               88,718
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------

                  30                    31              (1,974)                (22,708)             (69,009)             (23,996)
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------

                   -                     -                   -                       -                    -               17,308

               9,813                60,539               3,071                  16,422               89,051               20,873
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------

               9,813                60,539               3,071                  16,422               89,051               38,181
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------

              10,733               (63,623)             10,443                 238,614              783,801              183,212
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------

$             20,576   $            (3,053)  $          11,540   $             232,328   $          803,843   $          197,397
====================   ===================   =================   =====================   ==================   ==================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                   DREYFUS MIDCAP
                                                 CREDIT SUISSE     CREDIT SUISSE TRUST     DELAWARE VIP REIT       STOCK PORTFOLIO
                                                 TRUST EMERGING     GLOBAL SMALL CAP       SERIES - STANDARD         - SERVICE
                                               MARKETS PORTFOLIO        PORTFOLIO               CLASS                  SHARES
                                              ------------------   -------------------   ---------------------   ------------------
INVESTMENT INCOME:
  Dividends ...............................   $              443   $                 -   $              13,541   $               -
                                              ------------------   -------------------   ---------------------   ------------------

EXPENSES:
  Insurance charges .......................                1,226                   667                  13,670                2,803
  Administrative fees .....................                   95                    51                   1,108                  223
                                              ------------------   -------------------   ---------------------   ------------------

    Total expenses ........................                1,321                   718                  14,778                3,026
                                              ------------------   -------------------   ---------------------   ------------------

      Net investment income (loss) ........                 (878)                 (718)                 (1,237)              (3,026)
                                              ------------------   -------------------   ---------------------   ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ............                    -                     -                  41,038                  624
    Realized gain (loss) on sale of
       investments ........................                2,207                   778                  21,237                2,806
                                              ------------------   -------------------   ---------------------   ------------------

      Realized gain (loss) ................                2,207                   778                  62,275                3,430
                                              ------------------   -------------------   ---------------------   ------------------

    Change in unrealized gain (loss)
      on investments ......................               13,583                 4,334                 (11,431)               9,998
                                              ------------------   -------------------   ---------------------   ------------------

  Net increase (decrease) in net assets
    resulting from operations .............   $           14,912   $             4,394   $              49,607   $           10,402
                                              ==================   ===================   =====================   ==================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

  DREYFUS SOCIALLY        DREYFUS VIF -        DREYFUS VIF -
 RESPONSIBLE GROWTH        APPRECIATION          DEVELOPING          MERCURY GLOBAL        MERCURY VALUE        FRANKLIN INCOME
 FUND, INC.- SERVICE   PORTFOLIO - INITIAL   LEADERS PORTFOLIO    ALLOCATION V.I. FUND   OPPORTUNITIES V.I.    SECURITIES FUND -
       SHARES                SHARES          - INITIAL SHARES         - CLASS III         FUND - CLASS III      CLASS II SHARES
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------
$                  -   $                36   $               -   $              27,753   $            4,985   $            3,943
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------

               5,103                 2,884               6,077                  19,578               10,940                2,430
                 392                   231                 494                   1,534                  871                  209
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------

               5,495                 3,115               6,571                  21,112               11,811                2,639
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------

              (5,495)               (3,079)             (6,571)                  6,641               (6,826)                1,30
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------

                   -                     -                   -                       -              308,744                  342

                 121                 5,311               3,161                   6,304               (5,465)                  12
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------

                 121                 5,311               3,161                   6,304              303,279                  354
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------

              11,495                 1,767              17,794                  74,668             (238,175)                 404
--------------------   -------------------   -----------------   ---------------------   ------------------   ------------------

$              6,121   $             3,999   $          14,384   $              87,613   $           58,278   $            2,062
====================   ===================   =================   =====================   ==================   ==================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    FRANKLIN
                                                 SMALL-MID CAP
                                               GROWTH SECURITIES      MUTUAL SHARES       TEMPLETON DEVELOPING    TEMPLETON FOREIGN
                                                 FUND - CLASS 2      SECURITIES FUND       MARKETS SECURITIES     SECURITIES FUND -
                                                     SHARES          - CLASS 2 SHARES    FUND - CLASS 2 SHARES      CLASS 2 SHARES
                                              ------------------   -------------------   ---------------------   ------------------
INVESTMENT INCOME:
  Dividends ...............................   $                -   $             6,355   $              16,824   $           10,306
                                              ------------------   -------------------   ---------------------   ------------------

EXPENSES:
  Insurance charges .......................                4,979                12,695                  25,644               20,000
  Administrative fees .....................                  355                 1,014                   1,995                1,541
                                              ------------------   -------------------   ---------------------   ------------------

    Total expenses ........................                5,334                13,709                  27,639               21,541
                                              ------------------   -------------------   ---------------------   ------------------

      Net investment income (loss) ........               (5,334)               (7,354)                (10,815)             (11,235)
                                              ------------------   -------------------   ---------------------   ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ............                    -                 2,381                       -                    -
    Realized gain (loss) on sale of
       investments ........................                  498                14,291                  19,908               21,819
                                              ------------------   -------------------   ---------------------   ------------------

      Realized gain (loss) ................                  498                16,672                  19,908               21,819
                                              ------------------   -------------------   ---------------------   ------------------

    Change in unrealized gain (loss)
      on investments ......................               17,497                54,563                 341,830               92,083
                                              ------------------   -------------------   ---------------------   ------------------

  Net increase (decrease) in net assets
    resulting from operations .............   $           12,661   $            63,881   $             350,923   $          102,667
                                              ==================   ===================   =====================   ==================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                               SALOMON BROTHERS
                                                                                                                   VARIABLE
  TEMPLETON GROWTH                              DIVERSIFIED           EQUITY INDEX                                AGGRESSIVE
  SECURITIES FUND -        APPRECIATION       STRATEGIC INCOME    PORTFOLIO - CLASS II    FUNDAMENTAL VALUE      GROWTH FUND -
   CLASS 2 SHARES           PORTFOLIO            PORTFOLIO              SHARES                PORTFOLIO         CLASS I SHARES
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------
$             15,270   $             4,971   $          18,042   $              23,354   $            5,705   $                 -
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

              25,863                 9,809               5,710                  21,606               12,043                 4,078
               2,050                   744                 441                   1,737                  871                   320
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

              27,913                10,553               6,151                  23,343               12,914                 4,398
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

             (12,643)               (5,582)             11,891                      11               (7,209)               (4,398)
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

                   -                     -                   -                       -               35,865                     -

              13,953                 1,582                  17                   8,809                2,849                 3,676
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

              13,953                 1,582                  17                   8,809               38,714                 3,676
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

             119,673                18,350             (10,110)                 17,539               (9,063)               19,266
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

$            120,983   $            14,350   $           1,798   $              26,359   $           22,442   $            18,544
====================   ===================   =================   =====================   ==================   ===================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                               SALOMON BROTHERS                                                  GLOBAL TECHNOLOGY
                                               VARIABLE GROWTH &                          GLOBAL LIFE SCIENCES        PORTFOLIO
                                                 INCOME FUND -      BALANCED PORTFOLIO    PORTFOLIO - SERVICE         - SERVICE
                                                CLASS I SHARES       - SERVICE SHARES           SHARES                  SHARES
                                              ------------------   -------------------   ---------------------   ------------------
INVESTMENT INCOME:
  Dividends ...............................   $              155   $                 -   $                   -   $                -
                                              ------------------   -------------------   ---------------------   ------------------

EXPENSES:
  Insurance charges .......................                  736                   294                   2,289                1,411
  Administrative fees .....................                   59                    23                     161                  104
                                              ------------------   -------------------   ---------------------   ------------------

    Total expenses ........................                  795                   317                   2,450                1,515
                                              ------------------   -------------------   ---------------------   ------------------

      Net investment income (loss) ........                 (640)                 (317)                 (2,450)              (1,515)
                                              ------------------   -------------------   ---------------------   ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ............                    -                     -                       -                    -
    Realized gain (loss) on sale of
       investments ........................                  119                 2,531                     157                  361
                                              ------------------   -------------------   ---------------------   ------------------

      Realized gain (loss) ................                  119                 2,531                     157                  361
                                              ------------------   -------------------   ---------------------   ------------------

    Change in unrealized gain (loss)
      on investments ......................                1,416                (3,419)                 12,383                6,687
                                              ------------------   -------------------   ---------------------   ------------------

  Net increase (decrease) in net assets
    resulting from operations .............   $              895   $            (1,205)  $              10,090   $            5,533
                                              ==================   ===================   =====================   ==================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   MID CAP GROWTH        WORLDWIDE GROWTH    LAZARD RETIREMENT                                                 OPPENHEIMER MAIN
 PORTFOLIO - SERVICE   PORTFOLIO - SERVICE       SMALL CAP         GROWTH AND INCOME        MID-CAP VALUE      STREET FUND/VA -
       SHARES                SHARES              PORTFOLIO             PORTFOLIO              PORTFOLIO         SERVICE SHARES
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------
$                  -   $                28   $               -   $              18,739   $            7,148   $             2,871
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------


                 900                    56               6,192                  32,305               26,562                 5,570
                  62                     5                 489                   2,456                2,089                   441
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

                 962                    61               6,681                  34,761               28,651                 6,011
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

                (962)                  (33)             (6,681)                (16,022)             (21,503)               (3,140)
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------



                   -                     -              29,426                 114,494               97,664                     -

               3,380                   326               4,876                   6,828               31,185                 3,358
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

               3,380                   326              34,302                 121,322              128,849                 3,358
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------


               2,107                  (298)            (19,454)                (63,016)              (6,800)               14,406
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------


$              4,525   $                (5)  $           8,167   $              42,284   $          100,546   $            14,624
====================   ===================   =================   =====================   ==================   ===================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                 REAL RETURN           TOTAL RETURN            PUTNAM VT           PUTNAM VT SMALL
                                                 PORTFOLIO -           PORTFOLIO -           INTERNATIONAL         CAP VALUE FUND
                                                ADMINISTRATIVE        ADMINISTRATIVE          EQUITY FUND -          - CLASS IB
                                                    CLASS                  CLASS            CLASS IB SHARES             SHARES
                                              ------------------   -------------------   ---------------------   ------------------
INVESTMENT INCOME:
  Dividends ...............................   $           49,677   $           106,460   $               1,078   $              514
                                              ------------------   -------------------- ----------------------- -------------------

EXPENSES:
  Insurance charges .......................               31,400                55,545                   1,260                7,458
  Administrative fees .....................                2,646                 4,580                      97                  632
                                              ------------------   -------------------   ---------------------   ------------------

    Total expenses ........................               34,046                60,125                   1,357                8,090
                                              ------------------   -------------------   ---------------------   ------------------

      Net investment income (loss) ........               15,631                46,335                    (279)              (7,576)
                                              ------------------   -------------------   ---------------------   ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ............               18,938                51,493                       -               16,678
    Realized gain (loss) on sale of
       investments ........................                1,814                (4,838)                  2,291               11,739
                                              ------------------   -------------------   ---------------------   ------------------

      Realized gain (loss) ................               20,752                46,655                   2,291               28,417
                                              ------------------   -------------------   ---------------------   ------------------

    Change in unrealized gain (loss)
      on investments ......................              (35,369)              (81,049)                  3,126                1,159
                                              ------------------   -------------------   ---------------------   ------------------

  Net increase (decrease) in net assets
    resulting from operations .............   $            1,014   $            11,941   $               5,138   $           22,000
                                              ==================   ===================   =====================   ==================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                             SCUDDER REAL
                                                                                          ESTATE SECURITIES   SCUDDER VIT EQUITY
    ALL CAP FUND         INVESTORS FUND -    LARGE CAP GROWTH    SMALL CAP GROWTH FUND       PORTFOLIO -       500 INDEX FUND -
     - CLASS I               CLASS I           FUND - CLASS I          - CLASS I               CLASS B              CLASS B2
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------
$              3,549   $             2,672   $              18   $                   -   $            7,726   $                 -
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

               8,902                 3,261               1,638                   6,835                6,198                   557
                 677                   272                 142                     526                  498                    45
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

               9,579                 3,533               1,780                   7,361                6,696                   602
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

              (6,030)                 (861)             (1,762)                 (7,361)               1,030                  (602)
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

                 292                     -                   -                  34,981               22,812                     -
              21,800                   378                 610                   2,024               11,861                  (150)
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

              22,092                   378                 610                  37,005               34,673                  (150)
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

              (9,729)               11,544               8,926                 (12,260)              (1,115)                1,401
--------------------   -------------------   -----------------   ---------------------   ------------------   -------------------

$              6,333   $            11,061   $           7,774   $              17,384   $           34,588   $               649
====================   ===================   =================   =====================   ==================   ===================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    21ST CENTURY
                                                       GROWTH         CAPITAL GROWTH    GLOBAL DISCOVERY      GROWTH AND
                                                    PORTFOLIO -         PORTFOLIO -        PORTFOLIO -     INCOME PORTFOLIO
                                                       CLASS B           CLASS B            CLASS B           - CLASS B
                                                  ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends ...................................   $              -   $            296   $            241   $          1,186
                                                  ----------------   ----------------   ----------------   ----------------

EXPENSES:
  Insurance charges ...........................                 37              2,828              1,231              2,630
  Administrative fees .........................                  4                229                109                217
                                                  ----------------   ----------------   ----------------   ----------------

    Total expenses ............................                 41              3,057              1,340              2,847
                                                  ----------------   ----------------   ----------------   ----------------

      Net investment income (loss) ............                (41)            (2,761)            (1,099)            (1,661)
                                                  ----------------   ----------------   ----------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  -                  -                  -                  -
    Realized gain (loss) on sale of
      investments .............................               (276)             5,045              3,463              5,959
                                                  ----------------   ----------------   ----------------   ----------------

      Realized gain (loss) ....................               (276)             5,045              3,463              5,959
                                                  ----------------   ----------------   ----------------   ----------------

    Change in unrealized gain (loss)
      on investments ..........................               (289)            15,846              8,236              1,997
                                                  ----------------   ----------------   ----------------   ----------------

  Net increase (decrease) in net assets
    resulting from operations .................   $           (606)  $         18,130   $         10,600   $          6,295
                                                  ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                SCUDDER
                                                                              CONSERVATIVE
HEALTH SCIENCES     INTERNATIONAL       SVS I SCUDDER      SCUDDER BLUE     INCOME STRATEGY      SCUDDER FIXED
   PORTFOLIO          PORTFOLIO        BOND PORTFOLIO     CHIP PORTFOLIO        PORTFOLIO      INCOME PORTFOLIO
   - CLASS B          - CLASS B          - CLASS B          - CLASS B           - CLASS B          - CLASS B
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$              -   $          1,914   $              -   $            896   $              -   $         18,049
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           5,691              2,319                 22              2,820              5,502             12,853
             509                195                  2                232                445              1,074
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           6,200              2,514                 24              3,052              5,947             13,927
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          (6,200)              (600)               (24)            (2,156)            (5,947)             4,122
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

               -                  -                  -                  -                237              5,377
           2,870              6,362                  -              1,741              1,431             (1,221)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           2,870              6,362                  -              1,741              1,668              4,156
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          31,463             11,529                  9             12,367              8,678            (10,302)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$         28,133   $         17,291   $            (15)  $         11,952   $          4,399   $         (2,024)
================   ================   ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                         SCUDDER
                                                                       GOVERNMENT &      SCUDDER GROWTH
                                                   SCUDDER GLOBAL         AGENCY            & INCOME
                                                     BLUE CHIP          SECURITIES          STRATEGY        SCUDDER GROWTH
                                                    PORTFOLIO -         PORTFOLIO -        PORTFOLIO -         PORTFOLIO -
                                                      CLASS B             CLASS B            CLASS B             CLASS B
                                                  ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends ...................................   $              -   $          3,428   $              -   $            177
                                                  ----------------   ----------------   ----------------   ----------------

EXPENSES:
  Insurance charges ...........................                999              1,799              5,368                236
  Administrative fees .........................                 75                142                418                 20
                                                  ----------------   ----------------   ----------------   ----------------

    Total expenses ............................              1,074              1,941              5,786                256
                                                  ----------------   ----------------   ----------------   ----------------

      Net investment income (loss) ............             (1,074)             1,487             (5,786)               (79)
                                                  ----------------   ----------------   ----------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  -                739                  2                  -
    Realized gain (loss) on sale of
      investments .............................              1,835               (199)               205              1,924
                                                  ----------------   ----------------   ----------------   ----------------

      Realized gain (loss) ....................              1,835                540                207              1,924
                                                  ----------------   ----------------   ----------------   ----------------

    Change in unrealized gain (loss)
      on investments ..........................              7,614             (1,986)            24,439             (3,436)
                                                  ----------------   ----------------   ----------------   ----------------

  Net increase (decrease) in net assets
    resulting from operations .................   $          8,375   $             41   $         18,860   $         (1,591)
                                                  ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                       SCUDDER INCOME         SCUDDER
 SCUDDER GROWTH                           & GROWTH         INTERNATIONAL                       SCUDDER MID-CAP
    STRATEGY         SCUDDER HIGH         STRATEGY         SELECT EQUITY     SCUDDER MERCURY        GROWTH
   PORTFOLIO -     INCOME PORTFOLIO     PORTFOLIO -         PORTFOLIO -      LARGE CAP CORE       PORTFOLIO -
     CLASS B           - CLASS B          CLASS B             CLASS B           PORTFOLIO           CLASS B
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$              -   $         26,346   $              -   $         11,473   $             54   $              -
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           2,851              6,674              2,481              8,204                576                 19
             219                553                195                690                 56                  1
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           3,070              7,227              2,676              8,894                632                 20
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          (3,070)            19,119             (2,676)             2,579               (578)               (20)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

             259                  -                226                  -                234                  -
             131                 22                 50              5,464                 (1)               156
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

             390                 22                276              5,464                233                156
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          10,263            (16,244)             6,879             55,744              4,196                (33)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$          7,583   $          2,897   $          4,479   $         63,787   $          3,851   $            103
================   ================   ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   SCUDDER MONEY                          SCUDDER SMALL         SCUDDER
                                                       MARKET         SCUDDER SALOMON       CAP GROWTH     STRATEGIC INCOME
                                                    PORTFOLIO -         AGGRESSIVE         PORTFOLIO -        PORTFOLIO -
                                                      CLASS B        GROWTH PORTFOLIO        CLASS B            CLASS B
                                                  ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends ...................................   $          7,059   $              -   $              -   $         19,488
                                                  ----------------   ----------------   ----------------   ----------------

EXPENSES:
  Insurance charges ...........................              4,439                681              2,728              4,076
  Administrative fees .........................                421                 53                212                341
                                                  ----------------   ----------------   ----------------   ----------------

    Total expenses ............................              4,860                734              2,940              4,417
                                                  ----------------   ----------------   ----------------   ----------------

      Net investment income (loss) ............              2,199               (734)            (2,940)            15,071
                                                  ----------------   ----------------   ----------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  -                  -                  -                609
    Realized gain (loss) on sale of
      investments .............................                  -              2,639              3,809              1,687
                                                  ----------------   ----------------   ----------------   ----------------

      Realized gain (loss) ....................                  -              2,639              3,809              2,296
                                                  ----------------   ----------------   ----------------   ----------------

    Change in unrealized gain (loss)
      on investments ..........................                  -              1,817              5,819            (17,718)
                                                  ----------------   ----------------   ----------------   ----------------

  Net increase (decrease) in net assets
    resulting from operations .................   $          2,199   $          3,722   $          6,688   $           (351)
                                                  ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               SVS DREMAN
     SCUDDER            SCUDDER         SCUDDER TOTAL       SVS DAVIS           FINANCIAL      SVS DREMAN HIGH
   TECHNOLOGY          TEMPLETON            RETURN        VENTURE VALUE         SERVICES        RETURN EQUITY
GROWTH PORTFOLIO     FOREIGN VALUE       PORTFOLIO -       PORTFOLIO -         PORTFOLIO -       PORTFOLIO -
    - CLASS B          PORTFOLIO           CLASS B           CLASS B             CLASS B           CLASS B
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$             82   $          1,906   $            419   $          1,385   $          2,203   $          9,450
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           1,292              2,256                449              6,431              2,581             14,007
             101                197                 37                525                216              1,208
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           1,393              2,453                486              6,956              2,797             15,215
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          (1,311)              (547)               (67)            (5,571)              (594)            (5,765)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

               -              1,331                  -                  -                  -                  -
             261                (18)             1,066              6,178                645             20,101
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

             261              1,313              1,066              6,178                645             20,101
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           1,790             14,331               (587)            23,304             (1,017)            25,531
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$            740   $         15,097   $            412   $         23,911   $           (966)  $         39,867
================   ================   ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        SVS EAGLE
                                                      SVS DREMAN       FOCUSED LARGE     SVS FOCUS VALUE    SVS II SCUDDER
                                                   SMALL CAP VALUE      CAP GROWTH          & GROWTH        LARGE CAP VALUE
                                                     PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                                       CLASS B            CLASS B            CLASS B            CLASS B
                                                  ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends ...................................   $          1,087   $            156   $            272   $          2,414
                                                  ----------------   ----------------   ----------------   ----------------

EXPENSES:
  Insurance charges ...........................              5,302                773                168              3,169
  Administrative fees .........................                424                 63                 14                269
                                                  ----------------   ----------------   ----------------   ----------------

    Total expenses ............................              5,726                836                182              3,438
                                                  ----------------   ----------------   ----------------   ----------------

      Net investment income (loss) ............             (4,639)              (680)                90             (1,024)
                                                  ----------------   ----------------   ----------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             26,185                  -                  -                  -
    Realized gain (loss) on sale of
      investments .............................              7,097             (3,913)             1,211              2,182
                                                  ----------------   ----------------   ----------------   ----------------

      Realized gain (loss) ....................             33,282             (3,913)             1,211              2,182
                                                  ----------------   ----------------   ----------------   ----------------

    Change in unrealized gain (loss)
      on investments ..........................             (6,762)            (7,230)            (3,264)            (1,284)
                                                  ----------------   ----------------   ----------------   ----------------

  Net increase (decrease) in net assets
    resulting from operations .................   $         21,881   $        (11,823)  $         (1,963)  $           (126)
                                                  ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                         SVS JANUS
                   SVS JANUS GROWTH        GROWTH             SVS MFS            SVS OAK        SVS TURNER MID
  SVS INDEX 500       AND INCOME       OPPORTUNITIES      STRATEGIC VALUE   STRATEGIC EQUITY      CAP GROWTH
   PORTFOLIO -        PORTFOLIO -       PORTFOLIO -         PORTFOLIO -        PORTFOLIO -       PORTFOLIO -
     CLASS B            CLASS B           CLASS B             CLASS B            CLASS B           CLASS B
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$          2,373   $              -   $              -   $            967   $              -   $              -
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           1,464              2,487                381              2,571              1,814                899
             116                194                 29                217                138                 76
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           1,580              2,681                410              2,788              1,952                975
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

             793             (2,681)              (410)            (1,821)            (1,952)              (975)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

               -                  -                  -             13,625                  -                  -
          12,283              3,518                204                249                834              2,055
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          12,283              3,518                204             13,874                834              2,055
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

         (10,987)            12,079              1,331            (15,108)            (4,441)             2,423
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$          2,089   $         12,916   $          1,125   $         (3,055)  $         (5,559)  $          3,503
================   ================   ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                       SMITH BARNEY          MULTIPLE          MULTIPLE
                                                    SMITH BARNEY          PREMIER           DISCIPLINE        DISCIPLINE
                                                      DIVIDEND        SELECTIONS ALL     PORTFOLIO - ALL      PORTFOLIO -
                                                      STRATEGY          CAP GROWTH        CAP GROWTH AND   BALANCED ALL CAP
                                                     PORTFOLIO           PORTFOLIO            VALUE        GROWTH AND VALUE
                                                  ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends ...................................   $          1,726   $              -   $          9,552   $         45,603
                                                  ----------------   ----------------   ----------------   ----------------

EXPENSES:
  Insurance charges ...........................              1,277                  9             52,269             75,718
  Administrative fees .........................                 95                  1              3,960              5,720
                                                  ----------------   ----------------   ----------------   ----------------

    Total expenses ............................              1,372                 10             56,229             81,438
                                                  ----------------   ----------------   ----------------   ----------------

      Net investment income (loss) ............                354                (10)           (46,677)           (35,835)
                                                  ----------------   ----------------   ----------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  -                  -             53,581             33,923
    Realized gain (loss) on sale of
      investments .............................                 (5)               346             34,578             31,780
                                                  ----------------   ----------------   ----------------   ----------------

      Realized gain (loss) ....................                 (5)               346             88,159             65,703
                                                  ----------------   ----------------   ----------------   ----------------

    Change in unrealized gain (loss)
      on investments ..........................             (1,517)              (362)            50,764             56,008
                                                  ----------------   ----------------   ----------------   ----------------

  Net increase (decrease) in net assets
    resulting from operations .................   $         (1,168)  $            (26)  $         92,246   $         85,876
                                                  ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

    MULTIPLE           MULTIPLE
   DISCIPLINE         DISCIPLINE       ALGER AMERICAN     ALGER AMERICAN
   PORTFOLIO -        PORTFOLIO -         BALANCED       LEVERAGED ALLCAP      AIM CAPITAL       CONVERTIBLE
 GLOBAL ALL CAP    LARGE CAP GROWTH     PORTFOLIO -         PORTFOLIO -       APPRECIATION        SECURITIES
GROWTH AND VALUE       AND VALUE       CLASS S SHARES     CLASS S SHARES        PORTFOLIO         PORTFOLIO
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$         12,375   $            354   $          3,241   $              -   $            504   $         47,251
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          30,716              1,118              3,720              2,359              3,432             44,458
           2,451                 92                318                169                262              3,373
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          33,167              1,210              4,038              2,528              3,694             47,831
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

         (20,792)              (856)              (797)            (2,528)            (3,190)              (580)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          18,486                758                  -                  -                  -             32,483
           1,980              1,202             10,703                892              2,313              2,411
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          20,466              1,960             10,703                892              2,313             34,894
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          84,196                391              3,099             14,497             11,922            (86,147)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$         83,870   $          1,495   $         13,005   $         12,861   $         11,045   $        (51,833)
================   ================   ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   DISCIPLINED MID
                                                      CAP STOCK        EQUITY INCOME     FEDERATED HIGH     FEDERATED STOCK
                                                      PORTFOLIO          PORTFOLIO       YIELD PORTFOLIO       PORTFOLIO
                                                  ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends ...................................   $              -   $              -   $              -   $              -
                                                  ----------------   ----------------   ----------------   ----------------

EXPENSES:
  Insurance charges ...........................              2,399             13,412              3,624                418
  Administrative fees .........................                219              1,062                306                 29
                                                  ----------------   ----------------   ----------------   ----------------

    Total expenses ............................              2,618             14,474              3,930                447
                                                  ----------------   ----------------   ----------------   ----------------

      Net investment income (loss) ............             (2,618)           (14,474)            (3,930)              (447)
                                                  ----------------   ----------------   ----------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              1,577              9,216                  -                  -
    Realized gain (loss) on sale of
      investments .............................              3,969              2,195               (423)               236
                                                  ----------------   ----------------   ----------------   ----------------

      Realized gain (loss) ....................              5,546             11,411               (423)               236
                                                  ----------------   ----------------   ----------------   ----------------

    Change in unrealized gain (loss)
      on investments ..........................             15,236             27,146              6,432                936
                                                  ----------------   ----------------   ----------------   ----------------

  Net increase (decrease) in net assets
    resulting from operations .................   $         18,164   $         24,083   $          2,079   $            725
                                                  ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                    MANAGED
                        MANAGED            MANAGED                               MANAGED          ALLOCATION
                      ALLOCATION         ALLOCATION          MANAGED           ALLOCATION           SERIES:
                        SERIES:            SERIES:          ALLOCATION      SERIES: MODERATE      MODERATE -
   LARGE CAP          AGGRESSIVE        CONSERVATIVE     SERIES: MODERATE     - AGGRESSIVE       CONSERVATIVE
   PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO         PORTFOLIO
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$              -   $              -   $             85   $          3,398   $          2,166   $            797
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           1,969                 40                  8              4,447              2,962                720
             153                  3                  1                286                220                 55
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           2,122                 43                  9              4,733              3,182                775
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          (2,122)               (43)                76             (1,335)            (1,016)                22
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

               -                 17                 28                548                237                 73
             291                  1                  -                 76                 64                 28
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

             291                 18                 28                624                301                101
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          11,365                243                (70)             9,148             16,358              3,555
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$          9,534   $            218   $             34   $          8,437   $         15,643   $          3,678
================   ================   ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    MERCURY LARGE
                                                      CAP CORE         MFS EMERGING        MFS MID CAP     MFS TOTAL RETURN
                                                      PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO      PORTFOLIO
                                                  ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends ...................................   $              -   $              -   $              -   $         58,694
                                                  ----------------   ----------------   ----------------   ----------------

EXPENSES:
  Insurance charges ...........................             14,776                105              1,665             39,332
  Administrative fees .........................              1,182                 10                143              3,164
                                                  ----------------   ----------------   ----------------   ----------------

    Total expenses ............................             15,958                115              1,808             42,496
                                                  ----------------   ----------------   ----------------   ----------------

      Net investment income (loss) ............            (15,958)              (115)            (1,808)            16,198
                                                  ----------------   ----------------   ----------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  -                  -                  -            127,500
    Realized gain (loss) on sale of
      investments .............................              3,766              3,510              1,356              7,621
                                                  ----------------   ----------------   ----------------   ----------------

      Realized gain (loss) ....................              3,766              3,510              1,356            135,121
                                                  ----------------   ----------------   ----------------   ----------------

    Change in unrealized gain (loss)
      on investments ..........................             97,140             (4,737)             4,008           (119,248)
                                                  ----------------   ----------------   ----------------   ----------------

  Net increase (decrease) in net assets
    resulting from operations .................   $         84,948   $         (1,342)  $          3,556   $         32,071
                                                  ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                       MONDRIAN                                                 PIONEER
   MFS VALUE         INTERNATIONAL      PIONEER FUND      PIONEER MID CAP   STRATEGIC INCOME      STRATEGIC
   PORTFOLIO        STOCK PORTFOLIO       PORTFOLIO       VALUE PORTFOLIO       PORTFOLIO      EQUITY PORTFOLIO
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$          6,607   $            389   $              -   $             11   $         42,670   $            257
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           6,341             14,133              5,798                 40             14,295                827
             464              1,088                481                  3              1,155                 59
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           6,805             15,221              6,279                 43             15,450                886
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

            (198)           (14,832)            (6,279)               (32)            27,220               (629)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          22,832                  -                  -                 83                  -                  -
           6,948              4,985             12,021                (12)               (89)              (212)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          29,780              4,985             12,021                 71                (89)              (212)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

         (12,912)            77,669             10,368                (55)           (13,093)              (519)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$         16,670   $         67,822   $         16,110   $            (16)  $         14,038   $         (1,360)
================   ================   ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    STYLE FOCUS
                                                   SERIES: SMALL        STYLE FOCUS          TRAVELERS          TRAVELERS
                                                     CAP GROWTH      SERIES: SMALL CAP    MANAGED INCOME      QUALITY BOND
                                                     PORTFOLIO        VALUE PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                  ----------------   -----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends ...................................   $              -   $             144   $         14,323   $              -
                                                  ----------------   ----------------    ----------------   ----------------

EXPENSES:
  Insurance charges ...........................                246                 220              8,198              6,205
  Administrative fees .........................                 18                  16                704                506
                                                  ----------------   -----------------    ---------------   ----------------

    Total expenses ............................                264                 236              8,902              6,711
                                                  ----------------   -----------------    ---------------   ----------------

      Net investment income (loss) ............               (264)                (92)             5,421             (6,711)
                                                  ----------------   -----------------    ---------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                626                 384                  -                  -
    Realized gain (loss) on sale of
      investments .............................                  5                   -               (735)            (4,385)
                                                  ----------------   -----------------    ---------------   ----------------

      Realized gain (loss) ....................                631                 384               (735)            (4,385)
                                                  ----------------   -----------------    ---------------   ----------------

    Change in unrealized gain (loss)
      on investments ..........................                757                 233             (7,199)             9,602
                                                  ----------------   -----------------    ---------------   ----------------

  Net increase (decrease) in net assets
    resulting from operations .................   $          1,124   $             525    $        (2,513)  $         (1,494)
                                                  ================   =================    ===============   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                        SB ADJUSTABLE                                            SMITH BARNEY
 U.S. GOVERNMENT      VAN KAMPEN         RATE INCOME       SMITH BARNEY       SMITH BARNEY          LARGE
   SECURITIES         ENTERPRISE         PORTFOLIO -        AGGRESSIVE         HIGH INCOME      CAPITALIZATION
    PORTFOLIO         PORTFOLIO        CLASS I SHARES    GROWTH PORTFOLIO       PORTFOLIO      GROWTH PORTFOLIO
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$              -   $            110   $         71,514   $              -   $         43,896   $            383
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           4,747              1,254             61,504             13,798              8,864              4,030
             411                 96              4,684              1,036                723                295
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           5,158              1,350             66,188             14,834              9,587              4,325
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          (5,158)            (1,240)             5,326            (14,834)            34,309             (3,942)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

             238                  -                  -                 23                  -                  -
             861                161             11,134             21,096             (2,755)               296
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           1,099                161             11,134             21,119             (2,755)               296
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

          11,232              8,663            (11,511)            57,938            (24,797)            16,025
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$          7,173   $          7,584   $          4,949   $         64,223   $          6,757   $         12,379
================   ================   ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    SMITH BARNEY       SMITH BARNEY                            COMSTOCK
                                                    MID CAP CORE       MONEY MARKET     SOCIAL AWARENESS      PORTFOLIO -
                                                     PORTFOLIO          PORTFOLIO        STOCK PORTFOLIO    CLASS II SHARES
                                                  ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends ...................................   $          1,092   $         19,696   $            499   $          6,831
                                                  ----------------   ----------------   ----------------   ----------------

EXPENSES:
  Insurance charges ...........................              5,454             12,577              1,004             17,409
  Administrative fees .........................                409              1,022                 97              1,399
                                                  ----------------   ----------------   ----------------   ----------------

    Total expenses ............................              5,863             13,599              1,101             18,808
                                                  ----------------   ----------------   ----------------   ----------------

      Net investment income (loss) ............             (4,771)             6,097               (602)           (11,977)
                                                  ----------------   ----------------   ----------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             13,140                  -                  -             23,653
    Realized gain (loss) on sale of
      investments .............................             30,966                  -                 13              7,515
                                                  ----------------   ----------------   ----------------   ----------------

      Realized gain (loss) ....................             44,106                  -                 13             31,168
                                                  ----------------   ----------------   ----------------   ----------------

    Change in unrealized gain (loss)
      on investments ..........................            (33,322)                 -              2,907             14,204
                                                  ----------------   ----------------   ----------------   ----------------

  Net increase (decrease) in net assets
    resulting from operations .................   $          6,013   $          6,097   $          2,318   $         33,395
                                                  ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                        SMITH BARNEY                                            DYNAMIC CAPITAL
EMERGING GROWTH       ENTERPRISE      SMALL CAP GROWTH     CONTRAFUND(R)      CONTRAFUND(R)      APPRECIATION
  PORTFOLIO -         PORTFOLIO -       OPPORTUNITIES       PORTFOLIO -       PORTFOLIO -         PORTFOLIO -
 CLASS I SHARES     CLASS II SHARES       PORTFOLIO        SERVICE CLASS     SERVICE CLASS 2    SERVICE CLASS 2
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$             82   $             12   $              -   $            521   $          1,318   $              -
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

             773                 15                231              7,408             26,609              1,074
              58                  1                 22                567              2,050                 89
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

             831                 16                253              7,975             28,659              1,163
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

            (749)                (4)              (253)            (7,454)           (27,341)            (1,163)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

               -                  -              2,132                 47                188                  -
             342                570                 77                722             51,162                970
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

             342                570              2,209                769             51,350                970
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

           2,995               (566)              (351)            70,981            186,469             11,751
----------------   ----------------   ----------------   ----------------   ----------------   ----------------

$          2,588   $              -   $          1,605   $         64,296   $        210,478   $         11,558
================   ================   ================   ================   ================   ================

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                MID CAP
                                                              PORTFOLIO -
                                                            SERVICE CLASS 2
                                                            ---------------
INVESTMENT INCOME:
  Dividends .............................................   $             -
                                                            ---------------

EXPENSES:
  Insurance charges .....................................            23,710
  Administrative fees ...................................             1,859
                                                            ---------------

    Total expenses ......................................            25,569
                                                            ---------------

      Net investment income (loss) ......................           (25,569)
                                                            ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..........................            13,269
    Realized gain (loss) on sale of investments .........            23,800
                                                            ---------------

      Realized gain (loss) ..............................            37,069
                                                            ---------------

    Change in unrealized gain (loss)
      on investments ....................................           200,928
                                                            ---------------

  Net increase (decrease) in net assets
    resulting from operations ...........................   $       212,428
                                                            ===============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                               CAPITAL APPRECIATION FUND      HIGH YIELD BOND TRUST         MANAGED ASSETS TRUST
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   -----------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $    (5,872)  $      (603)  $     (4,814)  $      4,835   $    (3,131)  $      1,863
  Realized gain (loss) ......................        8,629           401            220             62         3,277          1,259
  Change in unrealized gain (loss)
    on investments ..........................       49,631        11,138          4,835         (1,011)        4,892          2,973
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from operations ..............       52,388        10,936            241          3,886         5,038          6,095
                                               -----------   -----------   ------------   ------------   -----------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............      505,628       187,817        293,284         71,151       176,736        119,553
  Participant transfers from other
    funding options .........................       73,246             -          6,486          9,334         8,272            541
  Administrative charges ....................          (60)           (5)           (24)            (1)          (37)            (1)
  Contract surrenders .......................      (64,681)       (2,847)       (68,416)          (349)     (101,161)        (8,053)
  Participant transfers to other
    funding options .........................      (28,990)         (347)           (21)          (430)      (35,407)          (450)
  Other receipts/(payments) .................            -             -              -              -             -              -
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from unit transactions .......      485,143       184,618        231,309         79,705        48,403        111,590
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets ...      537,531       195,554        231,550         83,591        53,441        117,685

NET ASSETS:
    Beginning of year .......................      201,755         6,201         83,591              -       117,685              -
                                               -----------   -----------   ------------   ------------   -----------   ------------

    End of year .............................  $   739,286   $   201,755   $    315,141   $     83,591   $   171,126   $    117,685
                                               ===========   ===========   ============   ============   ===========   ============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                          ALLIANCEBERNSTEIN GROWTH
                                                                                                           AND INCOME PORTFOLIO -
                                                 MONEY MARKET PORTFOLIO      AIM V.I. UTILITIES FUND              CLASS B
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   -----------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $     5,960   $    (1,563)  $         30   $       (311)  $        31   $     (3,205)
  Realized gain (loss) ......................            -             -          9,813            599        60,539          1,128
  Change in unrealized gain (loss)
    on investments ..........................            -             -         10,733         20,233       (63,623)        24,259
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from operations ..............        5,960        (1,563)        20,576         20,521        (3,053)        22,182
                                               -----------   -----------   ------------   ------------   -----------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............    1,067,873     1,264,737         (2,625)        76,989        39,671        121,403
  Participant transfers from other
    funding options .........................      268,185         4,117         10,500          4,330             -              -
  Administrative charges ....................          (52)          (22)            (5)             -            (4)             -
  Contract surrenders .......................     (552,936)     (343,726)       (25,535)        (1,454)            -              -
  Participant transfers to other
    funding options .........................   (1,009,842)     (286,051)        (6,736)        (2,990)     (336,311)             -
  Other receipts/(payments) .................            -             -              -              -             -              -
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from unit transactions .......     (226,772)      639,055        (24,401)        76,875      (296,644)       121,403
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets ...     (220,812)      637,492         (3,825)        97,396      (299,697)       143,585

NET ASSETS:
    Beginning of year .......................      887,089       249,597        136,418         39,022       346,171        202,586
                                               -----------   -----------   ------------   ------------   -----------   ------------

    End of year .............................  $   666,277   $   887,089   $    132,593   $    136,418   $    46,474   $    346,171
                                               ===========   ===========   ============   ============   ===========   ============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    ALLIANCEBERNSTEIN
LARGE-CAP GROWTH PORTFOLIO      GLOBAL GROWTH FUND -                                         GROWTH-INCOME FUND -
       - CLASS B                   CLASS 2 SHARES          GROWTH FUND - CLASS 2 SHARES          CLASS 2 SHARES
--------------------------   ---------------------------   ----------------------------   --------------------------
    2005           2004          2005            2004          2005             2004          2005           2004
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------
$    (1,974)   $      (897)  $   (22,708)    $    (7,058)  $   (69,009)     $   (25,073)  $   (23,996)   $    (2,181)
      3,071              8        16,422            (341)       89,051            1,334        38,181            573

     10,443          4,540       238,614          95,931       783,801          301,681       183,212        174,076
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     11,540          3,651       232,328          88,532       803,843          277,942       197,397        172,468
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     35,145         59,765     1,440,264         946,078     3,201,735        2,827,637     1,916,077      2,667,474

      1,642            202        36,877          29,643       520,433          210,694       372,596        175,811
        (12)           (12)         (157)            (12)         (386)             (45)         (370)           (37)
     (4,958)          (120)      (84,655)         (5,208)     (808,199)         (22,375)     (310,919)        (8,248)

    (26,635)             -       (98,175)        (32,341)     (172,960)         (17,374)     (144,804)       (17,735)
          -              -             -               -       (25,807)           2,751       (25,219)         3,668
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

      5,182         59,835     1,294,154         938,160     2,714,816        3,001,288     1,807,361      2,820,933
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     16,722         63,486     1,526,482       1,026,692     3,518,659        3,279,230     2,004,758      2,993,401

     69,602          6,116     1,075,126          48,434     3,548,241          269,011     3,187,791        194,390
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

$    86,324    $    69,602   $ 2,601,608     $ 1,075,126   $ 7,066,900      $ 3,548,241   $ 5,192,549    $ 3,187,791
===========    ===========   ===========     ===========   ===========      ===========   ===========    ===========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  CREDIT SUISSE TRUST
                                                    EMERGING MARKETS        CREDIT SUISSE TRUST GLOBAL   DELAWARE VIP REIT SERIES -
                                                        PORTFOLIO              SMALL CAP PORTFOLIO             STANDARD CLASS
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   -----------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $      (878)  $      (590)  $       (718)  $       (620)  $    (1,237)  $     (3,308)
  Realized gain (loss) ......................        2,207          (115)           778          2,207        62,275          2,119
  Change in unrealized gain (loss)
    on investments ..........................       13,583         9,551          4,334          4,089       (11,431)        80,909
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from operations ..............       14,912         8,846          4,394          5,676        49,607         79,720
                                               -----------   -----------   ------------   ------------   -----------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............       (1,576)       51,068         (1,417)        27,428       474,031        488,695
  Participant transfers from other
    funding options .........................        8,566         1,069             16            820        84,287         12,328
  Administrative charges ....................           (4)           (1)            (1)            (1)          (77)           (18)
  Contract surrenders .......................       (1,002)            -              -             17      (219,792)        (6,643)
  Participant transfers to other
    funding options .........................       (6,843)         (750)        (2,785)             -      (117,548)        (4,025)
  Other receipts/(payments) .................            -             -              -              -             -              -
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from unit transactions .......         (859)       51,386         (4,187)        28,264       220,901        490,337
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets ...       14,053        60,232            207         33,940       270,508        570,057

NET ASSETS:
    Beginning of year .......................       61,547         1,315         35,175          1,235       578,122          8,065
                                               -----------   -----------   ------------   ------------   -----------   ------------

    End of year .............................  $    75,600   $    61,547   $     35,382   $     35,175   $   848,630   $    578,122
                                               ===========   ===========   ============   ============   ===========   ============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                  DREYFUS SOCIALLY                                         DREYFUS VIF - DEVELOPING
   DREYFUS MIDCAP STOCK       RESPONSIBLE GROWTH FUND,      DREYFUS VIF - APPRECIATION       LEADERS PORTFOLIO -
PORTFOLIO - SERVICE SHARES      INC.- SERVICE SHARES        PORTFOLIO - INITIAL SHARES          INITIAL SHARES
--------------------------   ---------------------------   ----------------------------   --------------------------
    2005           2004          2005            2004          2005             2004          2005           2004
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------
$    (3,026)   $      (909)  $    (5,495)    $      (863)  $    (3,079)     $       669   $    (6,571)   $      (743)
      3,430          2,499           121              18         5,311              (41)        3,161            384

      9,998         11,142        11,495           7,435         1,767            3,968        17,794         13,655
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     10,402         12,732         6,121           6,590         3,999            4,596        14,384         13,296
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     52,516         79,535       167,618         100,000        37,508          150,229       169,164        255,132

        670          7,671             -               -        39,272              977        33,099         18,874
          -             (1)            -               -           (29)              (9)          (38)            (2)
     (1,714)        (1,761)            -               -      (128,868)          (4,657)      (65,863)        (4,889)

       (911)        (3,004)            -               -          (324)               -       (40,843)        (7,471)
          -              -             -               -             -                -             -              -
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     50,561         82,440       167,618         100,000       (52,441)         146,540        95,519        261,644
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     60,963         95,172       173,739         106,590       (48,442)         151,136       109,903        274,940

    104,581          9,409       109,956           3,367       158,605            7,469       278,928          3,988
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

$   165,544    $   104,581   $   283,695     $   109,956   $   110,163      $   158,605   $   388,831    $   278,928
===========    ===========   ===========     ===========   ===========      ===========   ===========    ===========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                               MERCURY GLOBAL ALLOCATION   MERCURY VALUE OPPORTUNITIES   FRANKLIN INCOME SECURITIES
                                                 V.I. FUND - CLASS III         V.I. FUND - CLASS III       FUND - CLASS II SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   -----------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $     6,641   $    18,825   $     (6,826)  $     (2,270)  $     1,304   $          -
  Realized gain (loss) ......................        6,304           216        303,279        115,752           354              -
  Change in unrealized gain (loss)
    on investments ..........................       74,668        41,773       (238,175)       (82,922)          404              -
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from operations ..............       87,613        60,814         58,278         30,560         2,062              -
                                               -----------   -----------   ------------   ------------   -----------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............      386,826       705,147        325,294        420,536       391,513              -
  Participant transfers from other
    funding options .........................       54,191        10,752          3,909          9,551        13,600              -
  Administrative charges ....................          (79)            -            (31)            (1)            -              -
  Contract surrenders .......................      (10,471)       (1,307)       (14,365)          (276)            -              -
  Participant transfers to other
    funding options .........................      (83,446)       (2,223)       (23,785)       (19,830)            -              -
  Other receipts/(payments) .................            -             -              -              -             -              -
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from unit transactions .......      347,021       712,369        291,022        409,980       405,113              -
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets ...      434,634       773,183        349,300        440,540       407,175              -

NET ASSETS:
    Beginning of year .......................      774,257         1,074        441,608          1,068             -              -
                                               -----------   -----------   ------------   ------------   -----------   ------------

    End of year .............................  $ 1,208,891   $   774,257   $    790,908   $    441,608   $   407,175   $          -
                                               ===========   ===========   ============   ============   ===========   ============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

  FRANKLIN SMALL-MID CAP                                   TEMPLETON DEVELOPING MARKETS       TEMPLETON FOREIGN
 GROWTH SECURITIES FUND -      MUTUAL SHARES SECURITIES      SECURITIES FUND - CLASS 2    SECURITIES FUND - CLASS 2
      CLASS 2 SHARES            FUND - CLASS 2 SHARES                 SHARES                         SHARES
--------------------------   ---------------------------   ----------------------------   --------------------------
    2005           2004          2005            2004          2005             2004          2005           2004
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------
$    (5,334)   $      (941)  $    (7,354)    $    (3,311)  $   (10,815)     $    (1,517)  $   (11,235)   $    (3,359)
        498             80        16,672             738        19,908              344        21,819            758

     17,497          8,541        54,563          35,513       341,830           52,362        92,083         72,351
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     12,661          7,680        63,881          32,940       350,923           51,189       102,667         69,750
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     61,863         88,225       507,526         342,219     1,172,551          488,190       816,831        583,311

     87,522          2,787        75,057           8,552       169,207            1,812       252,721         19,414
         (7)            (2)          (97)            (18)          (75)               -           (86)            (5)
     (4,799)             -       (36,089)         (5,328)      (89,339)          (3,096)     (216,318)        (5,052)

     (1,276)        (1,048)     (125,147)         (6,727)      (63,877)          (1,867)      (46,657)        (3,094)
          -              -             -               -             -                -             -          2,751
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

    143,303         89,962       421,250         338,698     1,188,467          485,039       806,491        597,325
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

    155,964         97,642       485,131         371,638     1,539,390          536,228       909,158        667,075

    100,437          2,795       482,108         110,470       537,673            1,445       668,482          1,407
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

$   256,401    $   100,437   $   967,239     $   482,108   $ 2,077,063      $   537,673   $ 1,577,640    $   668,482
===========    ===========   ===========     ===========   ===========      ===========   ===========    ===========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   TEMPLETON GROWTH
                                                SECURITIES FUND - CLASS                                    DIVERSIFIED STRATEGIC
                                                       2 SHARES              APPRECIATION PORTFOLIO           INCOME PORTFOLIO
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   -----------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $   (12,643)  $    (2,747)  $     (5,582)  $      1,269   $    11,891   $      7,565
  Realized gain (loss) ......................       13,953         1,508          1,582            269            17             47
  Change in unrealized gain (loss)
    on investments ..........................      119,673        60,017         18,350          9,701       (10,110)        (2,137)
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from operations ..............      120,983        58,778         14,350         11,239         1,798         5,475
                                               -----------   -----------   ------------   ------------   -----------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............    1,260,826       603,321        327,919        211,615       116,700        181,915
  Participant transfers from other
    funding options .........................      153,067        18,264         10,812         26,015        59,667          2,275
  Administrative charges ....................         (186)          (11)           (56)             -           (14)            (6)
  Contract surrenders .......................     (159,516)      (29,875)       (33,304)        (3,230)      (24,262)             -
  Participant transfers to other
    funding options .........................      (15,129)      (10,087)           (36)             -       (20,675)          (534)
  Other receipts/(payments) .................            -             -              -          4,585             -              -
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from unit transactions .......    1,239,062       581,612        305,335        238,985       131,416        183,650
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets ...    1,360,045       640,390        319,685        250,224       133,214        189,125

NET ASSETS:
    Beginning of year .......................      658,582        18,192        269,367         19,143       190,203          1,078
                                               -----------   -----------   ------------   ------------   -----------   ------------

    End of year .............................  $ 2,018,627   $   658,582   $    589,052   $    269,367   $   323,417   $    190,203
                                               ===========   ===========   ============   ============   ===========   ============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                            SALOMON BROTHERS VARIABLE     SALOMON BROTHERS VARIABLE
 EQUITY INDEX PORTFOLIO -                                    AGGRESSIVE GROWTH FUND -      GROWTH & INCOME FUND -
      CLASS II SHARES        FUNDAMENTAL VALUE PORTFOLIO          CLASS I SHARES               CLASS I SHARES
--------------------------   ---------------------------   ----------------------------   --------------------------
    2005           2004          2005            2004          2005             2004          2005           2004
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------
$        11    $     2,222   $    (7,209)    $    (1,588)  $    (4,398)     $    (1,157)  $      (640)   $        22
      8,809         (1,941)       38,714           9,451         3,676              532           119             10

     17,539         56,943        (9,063)          8,905        19,266           13,131         1,416          2,190
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     26,359         57,224        22,442          16,768        18,544           12,506           895          2,222
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

  1,015,887        879,447       253,033         353,934        47,323          179,649         7,507         31,288

     69,781         15,355       103,443          25,442        58,962           11,059             -              -
        (63)            (3)          (14)            (20)          (42)              (6)           (9)            (1)
   (111,135)       (36,154)       (3,882)         (8,284)      (35,289)          (3,146)         (130)             -

    (44,175)       (14,254)     (161,604)           (167)      (33,161)         (13,534)            -              -
          -              -             -               -             -                -             -              -
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

    930,295        844,391       190,976         370,905        37,793          174,022         7,368         31,287
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

    956,654        901,615       213,418         387,673        56,337          186,528         8,263         33,509

    931,486         29,871       404,353          16,680       189,207            2,679        34,799          1,290
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

$ 1,888,140    $   931,486   $   617,771     $   404,353   $   245,544      $   189,207   $    43,062    $    34,799
===========    ===========   ===========     ===========   ===========      ===========   ===========    ===========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  BALANCED PORTFOLIO -         GLOBAL LIFE SCIENCES          GLOBAL TECHNOLOGY
                                                   SERVICE SHARES           PORTFOLIO - SERVICE SHARES   PORTFOLIO - SERVICE SHARES
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   -----------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $     (317)   $       303   $     (2,450)  $     (1,475)  $    (1,515)  $       (880)
  Realized gain (loss) ......................       2,531            118            157            (86)          361             17
  Change in unrealized gain (loss)
    on investments ..........................      (3,419)         3,069         12,383          2,287         6,687          2,821
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from operations ..............      (1,205)         3,490         10,090            726         5,533          1,958
                                               -----------   -----------   ------------   ------------   -----------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............      (3,588)        11,800         (1,308)         1,155         2,387         33,294
  Participant transfers from other
    funding options .........................         172         30,490            386        101,651         8,545         55,302
  Administrative charges ....................          (4)            (3)            (4)            (1)           (2)             -
  Contract surrenders .......................     (40,095)        (4,427)           (23)          (196)      (23,903)        (2,629)
  Participant transfers to other
    funding options .........................           -              -            (92)             -             -              -
  Other receipts/(payments) .................           -              -              -              -             -              -
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from unit transactions .......     (43,515)        37,860         (1,041)       102,609       (12,973)        85,967
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets ...     (44,720)        41,350          9,049        103,335        (7,440)        87,925

NET ASSETS:
    Beginning of year .......................      44,720          3,370        104,540          1,205        89,353          1,428
                                               -----------   -----------   ------------   ------------   -----------   ------------

    End of year .............................  $        -    $    44,720   $    113,589   $    104,540   $    81,913   $     89,353
                                               ===========   ===========   ============   ============   ===========   ============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

MID CAP GROWTH PORTFOLIO -    WORLDWIDE GROWTH PORTFOLIO    LAZARD RETIREMENT SMALL CAP       GROWTH AND INCOME
      SERVICE SHARES               - SERVICE SHARES                  PORTFOLIO                    PORTFOLIO
--------------------------   ---------------------------   ----------------------------   --------------------------
    2005           2004          2005            2004          2005             2004          2005           2004
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------
 $     (962)   $      (363)  $       (33)    $       (31)  $    (6,681)     $    (1,438)  $   (16,022)   $     3,139
      3,380             62           326              14        34,302              369       121,322          9,315

      2,107          4,216          (298)            132       (19,454)          27,056       (63,016)        66,483
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

      4,525          3,915            (5)            115         8,167           25,987        42,284         78,937
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     (3,044)         5,153        (2,566)          2,341       245,518          191,848       773,590      1,071,331

     14,165         11,860             -               -        24,990           19,755       177,008         11,970
          -              -            (3)             (2)          (20)              (2)          (90)           (10)
    (12,513)             -           (40)            (41)      (57,743)          (2,701)      (23,869)        (2,464)

          -              -             -               -       (35,957)            (806)     (175,349)       (13,900)
          -              -             -               -        (6,611)               -             -              -
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     (1,392)        17,013        (2,609)          2,298       170,177          208,094       751,290      1,066,927
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

      3,133         20,928        (2,614)          2,413       178,344          234,081       793,574      1,145,864

     33,852         12,924         4,995           2,582       235,414            1,333     1,163,267         17,403
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

 $   36,985    $    33,852   $     2,381     $     4,995   $   413,758      $   235,414   $ 1,956,841    $ 1,163,267
===========    ===========   ===========     ===========   ===========      ===========   ===========    ===========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                             OPPENHEIMER MAIN STREET       REAL RETURN PORTFOLIO -
                                                MID-CAP VALUE PORTFOLIO      FUND/VA - SERVICE SHARES       ADMINISTRATIVE CLASS
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   -----------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $   (21,503)  $    (4,661)  $     (3,140)  $     (1,230)  $    15,631   $     (3,725)
  Realized gain (loss) ......................      128,849        12,849          3,358             16        20,752         33,561
  Change in unrealized gain (loss)
    on investments ..........................       (6,800)       89,584         14,406         13,604       (35,369)        14,147
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from operations ..............      100,546        97,772         14,624         12,390         1,014         43,983
                                               -----------   -----------   ------------   ------------   -----------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............      768,288       700,782        153,542        200,835       874,571      1,142,607
  Participant transfers from other
    funding options .........................      287,433       183,388         13,588          1,236        79,027        143,813
  Administrative charges ....................          (86)          (14)           (44)            (1)         (154)           (26)
  Contract surrenders .......................     (283,778)      (10,280)       (43,848)        (1,184)     (225,381)       (14,771)
  Participant transfers to other
    funding options .........................     (135,978)       (2,250)       (15,337)            (6)     (292,517)       (23,315)
  Other receipts/(payments) .................      (25,611)            -              -              -            97              -
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from unit transactions .......      610,268       871,626        107,901        200,880       435,643      1,248,308
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets ...      710,814       969,398        122,525        213,270       436,657      1,292,291

NET ASSETS:
    Beginning of year .......................    1,001,122        31,724        213,270              -     1,304,818         12,527
                                               -----------   -----------   ------------   ------------   -----------   ------------

    End of year .............................  $ 1,711,936   $ 1,001,122   $    335,795   $    213,270   $ 1,741,475   $ 1,304,818
                                               ===========   ===========   ============   ============   ===========   ============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                               PUTNAM VT INTERNATIONAL
 TOTAL RETURN PORTFOLIO -      EQUITY FUND - CLASS IB        PUTNAM VT SMALL CAP VALUE
   ADMINISTRATIVE CLASS                 SHARES                FUND - CLASS IB SHARES        ALL CAP FUND - CLASS I
--------------------------   ---------------------------   ----------------------------   --------------------------
    2005           2004          2005            2004          2005             2004          2005           2004
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------
$    46,335    $      (195)  $      (279)    $      (814)  $    (7,576)     $    (2,287)  $    (6,030)   $    (2,837)
     46,655         29,929         2,291              38        28,417            3,113        22,092          3,091

    (81,049)        (3,917)        3,126           8,754         1,159           50,745        (9,729)        18,813
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     11,941         25,817         5,138           7,978        22,000           51,571         6,333         19,067
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

  1,781,161      2,130,334        (1,507)         49,478       380,642          246,270       167,436        290,977

    319,328        269,509           672          17,143        55,835           52,000        25,064         20,109
       (207)           (45)          (16)             (6)          (38)              (7)          (29)           (11)
   (385,424)       (28,999)      (19,346)         (1,862)      (27,395)         (17,143)      (50,740)       (12,340)

   (644,450)      (172,069)         (622)           (184)     (110,307)            (216)     (196,724)        (1,919)
    (35,146)             -             -               -             -                -             -              -
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

  1,035,262      2,198,730       (20,819)         64,569       298,737          280,904       (54,993)       296,816
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

  1,047,203      2,224,547       (15,681)         72,547       320,737          332,475       (48,660)       315,883

  2,276,937         52,390        77,889           5,342       349,823           17,348       463,777        147,894
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

$ 3,324,140    $ 2,276,937   $    62,208     $    77,889   $   670,560      $   349,823   $   415,117    $   463,777
===========    ===========   ===========     ===========   ===========      ===========   ===========    ===========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                             LARGE CAP GROWTH FUND -       SMALL CAP GROWTH FUND -
                                                INVESTORS FUND - CLASS I             CLASS I                      CLASS I
                                               -------------------------   ---------------------------   --------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   -----------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $      (861)  $       997   $     (1,762)  $       (259)  $    (7,361)  $     (1,243)
  Realized gain (loss) ......................          378            25            610             45        37,005            389
  Change in unrealized gain (loss)
    on investments ..........................       11,544         7,424          8,926          1,220       (12,260)        18,711
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from operations ..............       11,061         8,446          7,774          1,006        17,384         17,857
                                               -----------   -----------   ------------   ------------   -----------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............      111,102       123,357         71,386         50,002       242,661        212,506
  Participant transfers from other
    funding options .........................        1,294           137          3,241          1,978         2,267            190
  Administrative charges ....................          (30)           (2)           (37)            (5)          (16)            (3)
  Contract surrenders .......................       (9,902)         (117)       (17,291)          (176)      (30,399)        (4,258)
  Participant transfers to other
    funding options .........................      (17,359)            -         (6,302)        (1,527)         (836)          (343)
  Other receipts/(payments) .................            -             -              -              -           111              -
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from unit transactions .......       85,105       123,375         50,997         50,272       213,788        208,092
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets ...       96,166       131,821         58,771         51,278       231,172        225,949

NET ASSETS:
    Beginning of year .......................      131,821             -         52,666          1,388       244,302         18,353
                                               -----------   -----------   ------------   ------------   -----------   ------------

    End of year .............................  $   227,987   $   131,821   $    111,437   $     52,666   $   475,474   $    244,302
                                               ===========   ===========   ============   ============   ===========   ============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    SCUDDER REAL ESTATE
  SECURITIES PORTFOLIO -        SCUDDER VIT EQUITY 500          21ST CENTURY GROWTH        CAPITAL GROWTH PORTFOLIO
        CLASS B                  INDEX FUND - CLASS B2           PORTFOLIO - CLASS B              - CLASS B
--------------------------   ---------------------------   ----------------------------   --------------------------
    2005           2004          2005            2004          2005             2004          2005           2004
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------
$     1,030    $    (2,384)  $      (602)    $         -   $       (41)     $      (118)  $    (2,761)   $      (735)
     34,673          1,726          (150)              -          (276)             (31)        5,045            294

     (1,115)        49,795         1,401               -          (289)             151        15,846          3,562
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     34,588         49,137           649               -          (606)               2        18,130          3,121
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     61,440        170,469        15,821               -        (1,102)           6,321        (2,343)        22,585

      4,042            645       115,549               -             -                -       165,993            564
        (33)           (11)            -               -             -                -           (19)            (3)
    (18,342)        (3,450)      (30,323)              -          (190)            (514)      (48,330)        (3,167)

    (13,018)        (6,852)         (189)              -        (5,036)               -        (5,022)           (46)
          -              -             -               -             -                -             -              -
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     34,089        160,801       100,858               -        (6,328)           5,807       110,279         19,933
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     68,677        209,938       101,507               -        (6,934)           5,809       128,409         23,054

    282,848         72,910             -               -         6,934            1,125        52,587         29,533
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

$   351,525    $   282,848   $   101,507     $         -   $         -      $     6,934   $   180,996    $    52,587
===========    ===========   ===========     ===========   ===========      ===========   ===========    ===========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   GLOBAL DISCOVERY             GROWTH AND INCOME        HEALTH SCIENCES PORTFOLIO
                                                  PORTFOLIO - CLASS B          PORTFOLIO - CLASS B               - CLASS B
                                               -------------------------   ---------------------------   -------------------------
                                                   2005          2004          2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $    (1,099)  $      (309)  $     (1,661)  $     (2,186)  $    (6,200)  $     (1,539)
  Realized gain (loss) ......................        3,463           827          5,959          6,133         2,870            524
  Change in unrealized gain (loss)
    on investments ..........................        8,236         3,632          1,997          8,931        31,463         12,232
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from operations ..............       10,600         4,150          6,295         12,878        28,133         11,217
                                               -----------   -----------   ------------   ------------   -----------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............       42,293        21,242          3,290         56,293           350         97,422
  Participant transfers from other
    funding options .........................       26,312             -         26,953            220       201,674          5,873
  Administrative charges ....................          (16)           (2)           (30)            (2)           (9)            (2)
  Contract surrenders .......................       (2,284)            7         (6,724)        (1,377)      (17,700)           (24)
  Participant transfers to other
    funding options .........................       (2,179)         (107)       (57,833)        (1,141)       (4,011)          (195)
  Other receipts/(payments) .................            -             -        (10,911)             -             -              -
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets
     resulting from unit transactions .......       64,126        21,140        (45,255)        53,993       180,304        103,074
                                               -----------   -----------   ------------   ------------   -----------   ------------

    Net increase (decrease) in net assets ...       74,726        25,290        (38,960)        66,871       208,437        114,291

NET ASSETS:
    Beginning of year .......................       30,401         5,111        176,675        109,804       146,289         31,998
                                               -----------   -----------   ------------   ------------   -----------   ------------

    End of year .............................  $   105,127   $    30,401   $    137,715   $    176,675   $   354,726   $    146,289
                                               ===========   ===========   ============   ============   ===========   ============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                             SCUDDER CONSERVATIVE
INTERNATIONAL PORTFOLIO -        SVS I SCUDDER BOND         SCUDDER BLUE CHIP PORTFOLIO   INCOME STRATEGY PORTFOLIO
          CLASS B                PORTFOLIO - CLASS B                - CLASS B                    - CLASS B
--------------------------   ---------------------------   ----------------------------   --------------------------
    2005           2004          2005            2004          2005             2004          2005           2004
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------
$      (600)   $      (640)  $       (24)    $         -   $    (2,156)     $    (1,589)  $    (5,947)   $      (502)
      6,362            284             -               -         1,741            2,710         1,668              4

     11,529         10,406             9               -        12,367           11,965         8,678          2,400
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     17,291         10,050           (15)              -        11,952           13,086         4,399          1,902
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     43,458         41,511         2,176               -        46,006           91,507       240,578        149,723

     19,051            275             -               -         1,851               89           357              -
        (19)            (2)            -               -            (9)              (2)            -              -
    (31,236)           (62)            -               -        (3,350)          (3,229)      (67,107)             -

     (7,512)        (1,556)            -               -        (9,906)          (1,454)          (89)             -
          -              -             -               -             -                -             -              -
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     23,742         40,166         2,176               -        34,592           86,911       173,739        149,723
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

     41,033         50,216         2,161               -        46,544           99,997       178,138        151,625

     88,037         37,821             -               -       131,997           32,000       151,625              -
-----------    -----------   -----------     -----------   -----------      -----------   -----------    -----------

$   129,070    $    88,037   $     2,161     $         -   $   178,541      $   131,997   $   329,763    $   151,625
===========    ===========   ===========     ===========   ===========      ===========   ===========    ===========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                       SCUDDER GOVERNMENT &
                                                  SCUDDER FIXED INCOME     SCUDDER GLOBAL BLUE CHIP      AGENCY SECURITIES
                                                   PORTFOLIO - CLASS B        PORTFOLIO - CLASS B      PORTFOLIO - CLASS B
                                                 -----------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                 ----------   ----------   -----------   ----------   ----------   ----------
OPERATIONS:
   Net investment income (loss) ..............   $    4,122   $    2,183   $    (1,074)  $     (726)  $    1,487   $      104
   Realized gain (loss) ......................        4,156        4,837         1,835          162          540          790
   Change in unrealized gain
     (loss) on investments ...................      (10,302)         502         7,614        4,855       (1,986)          51
                                                 ----------   ----------   -----------   ----------   ----------   ----------
     Net increase (decrease) in net assets
       resulting from operations .............       (2,024)       7,522         8,375        4,291           41          945
                                                 ----------   ----------   -----------   ----------   ----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments .............      393,902      279,592        (1,300)      21,909       50,364       16,813
   Participant transfers from other
     funding options .........................       66,136        7,362             -        7,536        3,410        1,861
   Administrative charges ....................          (25)         (11)            -            -          (15)          (7)
   Contract surrenders .......................      (55,347)      (9,222)         (358)        (340)     (18,551)      (5,964)
   Participant transfers to other
     funding options .........................      (35,324)     (16,696)            -         (319)     (20,662)     (15,639)
   Other receipts/(payments) .................      (20,639)           -       (11,156)           -            -            -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets
       resulting from unit transactions ......      348,703      261,025       (12,814)      28,786       14,546       (2,936)
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets ...      346,679      268,547        (4,439)      33,077       14,587       (1,991)

NET ASSETS:
     Beginning of year .......................      501,311      232,764        54,758       21,681       77,698       79,689
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     End of year .............................   $  847,990   $  501,311   $    50,319   $   54,758   $   92,285   $   77,698
                                                 ==========   ==========   ===========   ==========   ==========   ==========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

  SCUDDER GROWTH & INCOME      SCUDDER GROWTH PORTFOLIO -   SCUDDER GROWTH STRATEGY   SCUDDER HIGH INCOME PORTFOLIO
STRATEGY PORTFOLIO - CLASS B             CLASS B              PORTFOLIO - CLASS B               - CLASS B
----------------------------   --------------------------   -----------------------   -----------------------------
     2005           2004           2005           2004         2005         2004          2005            2004
--------------   -----------   ------------   -----------   ----------   ----------   -------------   -------------
$       (5,786)  $        (6)  $        (79)  $      (600)  $   (3,070)  $     (146)  $      19,119   $       7,830
           207             -          1,924            90          390            4              22             (21)

        24,439            84         (3,436)        1,869       10,263        1,872         (16,244)         13,837
--------------   -----------   ------------   -----------   ----------   ----------   -------------   -------------

        18,860            78         (1,591)        1,359        7,583        1,730           2,897          21,646
--------------   -----------   ------------   -----------   ----------   ----------   -------------   -------------

       794,235         1,000         (1,932)       12,092      121,786       28,069         309,714         117,548

             9             -            305         1,039            -            -           6,922           2,756
           (11)            -              -            (1)         (27)           -             (29)            (11)
             -             -              -          (612)           -            -         (33,095)         (6,551)

             -             -        (37,808)         (348)        (180)           -         (34,907)         (7,745)
             -             -              -             -            -            -         (10,464)              -
--------------   -----------   ------------   -----------   ----------   ----------   -------------   -------------

       794,233         1,000        (39,435)       12,170      121,579       28,069         238,141         105,997
--------------   -----------   ------------   -----------   ----------   ----------   -------------   -------------

       813,093         1,078        (41,026)       13,529      129,162       29,799         241,038         127,643

         1,078             -         41,026        27,497       29,799            -         259,638         131,995
--------------   -----------   ------------   -----------   ----------   ----------   -------------   -------------

$      814,171   $     1,078   $          -   $    41,026   $  158,961   $   29,799   $     500,676   $     259,638
==============   ===========   ============   ===========   ==========   ==========   =============   =============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                   SCUDDER
                                                      SCUDDER INCOME         INTERNATIONAL SELECT
                                                    & GROWTH STRATEGY         EQUITY PORTFOLIO -       SCUDDER MERCURY LARGE
                                                    PORTFOLIO - CLASS B            CLASS B               CAP CORE PORTFOLIO
                                                 -----------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                 ----------   ----------   -----------   ----------   ----------   ----------
OPERATIONS:
   Net investment income (loss) ..............   $   (2,676)  $       (6)  $     2,579   $   (2,195)  $     (578)  $        -
   Realized gain (loss) ......................          276            -         5,464        3,185          233            -
   Change in unrealized gain (loss)
     on investments ..........................        6,879           66        55,744       23,276        4,196            -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets
       resulting from operations .............        4,479           60        63,787       24,266        3,851            -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments .............      163,903        1,000       106,524      107,443       54,202            -
   Participant transfers from other
     funding options .........................          172            -       221,035          404            -            -
   Administrative charges ....................          (16)           -           (14)          (4)           -            -
   Contract surrenders .......................            -            -       (23,140)      (3,447)           -            -
   Participant transfers to other
     funding options .........................            -            -       (14,496)      (3,691)           -            -
   Other receipts/(payments) .................            -            -       (10,921)           -            -            -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets
       resulting from unit transactions ......      164,059        1,000       278,988      100,705       54,202            -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets ...      168,538        1,060       342,775      124,971       58,053            -

NET ASSETS:
     Beginning of year .......................        1,060            -       175,435       50,464            -            -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     End of year .............................   $  169,598   $    1,060   $   518,210   $  175,435   $   58,053   $        -
                                                 ==========   ==========   ===========   ==========   ==========   ==========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

 SCUDDER MID-CAP GROWTH    SCUDDER MONEY MARKET    SCUDDER SALOMON AGGRESSIVE   SCUDDER SMALL CAP GROWTH
  PORTFOLIO - CLASS B       PORTFOLIO - CLASS B       GROWTH PORTFOLIO            PORTFOLIO - CLASS B
-----------------------   ----------------------   --------------------------   ------------------------
   2005         2004          2005        2004        2005          2004            2005        2004
----------   ----------   -----------   --------   ----------   -------------   ----------   -----------
$      (20)  $      (26)  $     2,199   $   (419)  $     (734)  $        (582)  $   (2,940)  $    (1,749)
       156            3             -          -        2,639             139        3,809           654

       (33)          37             -          -        1,817           4,305        5,819        16,720
----------   ----------   -----------   --------   ----------   -------------   ----------   -----------

       103           14         2,199       (419)       3,722           3,862        6,688        15,625
----------   ----------   -----------   --------   ----------   -------------   ----------   -----------

      (481)           -     1,185,695     41,489        1,288          22,356        2,943        99,573

         -            -       144,134      1,306           18             389        7,213         3,238
         -            -            (5)        (3)          (3)             (2)          (4)           (1)
         -            -      (670,229)    (5,092)     (12,556)         (1,379)     (17,634)       (1,113)

         -            -      (613,369)      (301)      (1,069)              -       (2,354)       (5,599)
         -            -             -          -            -               -       (5,663)            -
----------   ----------   -----------   --------   ----------   -------------   ----------   -----------

      (481)           -        46,226     37,399      (12,322)         21,364      (15,499)       96,098
----------   ----------   -----------   --------   ----------   -------------   ----------   -----------

      (378)          14        48,425     36,980       (8,600)         25,226       (8,811)      111,723

     1,176        1,162        58,666     21,686       39,734          14,508      145,035        33,312
----------   ----------   -----------   --------   ----------   -------------   ----------   -----------

$      798   $    1,176   $   107,091   $ 58,666   $   31,134   $      39,734   $  136,224   $   145,035
==========   ==========   ===========   ========   ==========   =============   ==========   ===========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                        SCUDDER                     SCUDDER
                                                     STRATEGIC INCOME          TECHNOLOGY GROWTH         SCUDDER TEMPLETON
                                                   PORTFOLIO - CLASS B        PORTFOLIO - CLASS B     FOREIGN VALUE PORTFOLIO
                                                 -----------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                 ----------   ----------   -----------   ----------   ----------   ----------
OPERATIONS:
   Net investment income (loss) ..............   $   15,071   $   (3,135)  $    (1,311)  $     (769)  $     (547)  $        -
   Realized gain (loss) ......................        2,296        6,449           261          501        1,313            -
   Change in unrealized gain (loss)
     on investments ..........................      (17,718)       8,864         1,790        8,390       14,331            -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets
       resulting from operations .............         (351)      12,178           740        8,122       15,097            -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments .............       72,476       91,578        (1,139)      51,448      292,267            -
   Participant transfers from other
     funding options .........................        5,184        2,406           113        5,091            -            -
   Administrative charges ....................          (24)          (8)           (5)          (1)           -            -
   Contract surrenders .......................      (28,379)      (9,831)         (240)           7            -            -
   Participant transfers to other
     funding options .........................      (19,109)      (4,186)          (58)           -            -            -
   Other receipts/(payments) .................      (10,595)           -             -            -            -            -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets
       resulting from unit transactions ......       19,553       79,959        (1,329)      56,545      292,267            -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets ...       19,202       92,137          (589)      64,667      307,364            -

NET ASSETS:
     Beginning of year .......................      202,043      109,906        71,155        6,488            -            -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     End of year .............................   $  221,245   $  202,043   $    70,566   $   71,155   $  307,364   $        -
                                                 ==========   ==========   ===========   ==========   ==========   ==========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

 SCUDDER TOTAL RETURN     SVS DAVIS VENTURE VALUE       SVS DREMAN FINANCIAL       SVS DREMAN HIGH RETURN EQUITY
  PORTFOLIO - CLASS B       PORTFOLIO - CLASS B     SERVICES PORTFOLIO - CLASS B        PORTFOLIO - CLASS B
-----------------------   -----------------------   ----------------------------   -----------------------------
   2005         2004         2005         2004          2005           2004             2005           2004
----------   ----------   -----------   ---------   ------------   -------------   -------------   -------------
$      (67)  $     (262)  $    (5,571)  $  (3,095)  $       (594)  $        (816)  $      (5,765)  $      (2,775)
     1,066          129         6,178         219            645             103          20,101           4,721

      (587)       1,448        23,304      22,371         (1,017)          9,780          25,531          39,149
----------   ----------   -----------   ---------   ------------   -------------   -------------   -------------

       412        1,315        23,911      19,495           (966)          9,067          39,867          41,095
----------   ----------   -----------   ---------   ------------   -------------   -------------   -------------

     8,370        8,781       102,409     248,327         64,343          84,967         407,979         233,203

       662          617        11,424       1,899          4,883              33         227,775           1,558
        (3)          (2)          (42)         (7)            (8)             (2)            (63)            (18)
      (981)           -       (27,124)     (2,269)        (8,645)            (79)        (37,238)         (6,814)

   (14,049)      (5,665)      (28,769)       (695)        (7,316)         (3,191)        (48,818)         (5,011)
         -            -             -           -              -               -               -               -
----------   ----------   -----------   ---------   ------------   -------------   -------------   -------------

    (6,001)       3,731        57,898     247,255         53,257          81,728         549,635         222,918
----------   ----------   -----------   ---------   ------------   -------------   -------------   -------------

    (5,589)       5,046        81,809     266,750         52,291          90,795         589,502         264,013

    34,279       29,233       282,239      15,489        106,864          16,069         405,878         141,865
----------   ----------   -----------   ---------   ------------   -------------   -------------   -------------

$   28,690   $   34,279   $   364,048   $ 282,239   $    159,155   $     106,864   $     995,380   $     405,878
==========   ==========   ===========   =========   ============   =============   =============   =============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                        SVS DREMAN          SVS EAGLE FOCUSED LARGE      SVS FOCUS VALUE &
                                                      SMALL CAP VALUE       CAP GROWTH PORTFOLIO -      GROWTH PORTFOLIO -
                                                   PORTFOLIO - CLASS B              CLASS B                   CLASS B
                                                 -----------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                 ----------   ----------   -----------   ----------   ----------   ----------
OPERATIONS:
   Net investment income (loss) ..............   $   (4,639)  $   (2,240)  $      (680)  $   (1,743)  $       90   $     (317)
   Realized gain (loss) ......................       33,282        1,563        (3,913)         254        1,211           23
   Change in unrealized gain (loss)
     on investments ..........................       (6,762)      31,636        (7,230)       3,691       (3,264)       2,102
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets
       resulting from operations .............       21,881       30,959       (11,823)       2,202       (1,963)       1,808
                                                 ----------   ----------   -----------   ----------   ----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments .............       84,464      161,073           288       72,057       (2,327)      10,290
   Participant transfers from other
     funding options .........................        2,670           94         3,994        5,533            -        5,082
   Administrative charges ....................          (33)          (6)            -           (2)           -           (1)
   Contract surrenders .......................      (20,284)        (569)       (1,044)      (2,154)           -            -
   Participant transfers to other
     funding options .........................      (19,382)      (5,574)     (126,493)      (1,684)     (25,439)           -
   Other receipts/(payments) .................       (5,490)           -             -            -            -            -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets
       resulting from unit transactions ......       41,945      155,018      (123,255)      73,750      (27,766)      15,371
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets ...       63,826      185,977      (135,078)      75,952      (29,729)      17,179

NET ASSETS:
     Beginning of year .......................      219,660       33,683       135,078       59,126       29,729       12,550
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     End of year .............................   $  283,486   $  219,660   $         -   $  135,078   $        -   $   29,729
                                                 ==========   ==========   ===========   ==========   ==========   ==========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

 SVS II SCUDDER LARGE CAP   SVS INDEX 500 PORTFOLIO -   SVS JANUS GROWTH AND INCOME   SVS JANUS GROWTH OPPORTUNITIES
VALUE PORTFOLIO - CLASS B             CLASS B               PORTFOLIO - CLASS B             PORTFOLIO - CLASS B
-------------------------   -------------------------   ---------------------------   ------------------------------
    2005          2004         2005          2004            2005           2004           2005            2004
-----------   -----------   ----------   ------------   -------------   -----------   --------------   -------------
$    (1,024)  $    (1,343)  $      793   $     (1,273)  $      (2,681)  $    (1,803)  $         (410)  $        (264)
      2,182         1,451       12,283          2,137           3,518            72              204              15

     (1,284)       13,137      (10,987)         7,122          12,079        11,197            1,331           2,074
-----------   -----------   ----------   ------------   -------------   -----------   --------------   -------------

       (126)       13,245        2,089          7,986          12,916         9,466            1,125           1,825
-----------   -----------   ----------   ------------   -------------   -----------   --------------   -------------

     17,580       141,683        4,649         57,409          14,716        65,522            1,139          15,272

     15,588           494        2,043            890             491        17,379              913              19
        (13)           (4)         (33)            (9)             (2)           (1)              (1)              -
     (3,050)       (4,065)        (596)          (474)           (824)         (828)               -               -

    (14,015)         (725)    (114,657)          (684)         (4,354)         (106)             (91)            (76)
    (10,567)            -            -              -               -             -                -               -
-----------   -----------   ----------   ------------   -------------   -----------   --------------   -------------

      5,523       137,383     (108,594)        57,132          10,027        81,966            1,960          15,215
-----------   -----------   ----------   ------------   -------------   -----------   --------------   -------------
      5,397       150,628     (106,505)        65,118          22,943        91,432            3,085          17,040

    181,219        30,591      106,505         41,387         117,475        26,043           18,147           1,107
-----------   -----------   ----------   ------------   -------------   -----------   --------------   -------------

$   186,616   $   181,219   $        -   $    106,505   $     140,418   $   117,475   $       21,232   $      18,147
===========   ===========   ==========   ============   =============   ===========   ==============   =============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                        SVS TURNER MID CAP
                                                 SVS MFS STRATEGIC VALUE   SVS OAK STRATEGIC EQUITY     GROWTH PORTFOLIO -
                                                   PORTFOLIO - CLASS B        PORTFOLIO - CLASS B             CLASS B
                                                 -----------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                 ----------   ----------   -----------   ----------   ----------   ----------
OPERATIONS:
   Net investment income (loss) ..............   $   (1,821)  $   (1,449)  $    (1,952)  $     (975)  $     (975)  $     (320)
   Realized gain (loss) ......................       13,874        3,584           834         (145)       2,055           (1)
   Change in unrealized gain (loss)
     on investments ..........................      (15,108)      14,416        (4,441)       9,579        2,423        3,032
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets
       resulting from operations .............       (3,055)      16,551        (5,559)       8,459        3,503        2,711
                                                 ----------   ----------   -----------   ----------   ----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments .............       25,163      100,480        (1,510)      85,912        3,078       52,111
   Participant transfers from other
     funding options .........................        2,918            -         3,789            -        1,691            -
   Administrative charges ....................           (4)          (2)           (8)          (3)          (1)           -
   Contract surrenders .......................            -           21           (93)      (1,126)     (23,320)           -
   Participant transfers to other
     funding options .........................       (1,076)        (809)         (874)           -       (1,998)           -
   Other receipts/(payments) .................            -            -             -            -            -            -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets
       resulting from unit transactions ......       27,001       99,690         1,304       84,783      (20,550)      52,111
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets ...       23,946      116,241        (4,255)      93,242      (17,047)      54,822

NET ASSETS:
     Beginning of year .......................      130,951       14,710        97,494        4,252       56,032        1,210
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     End of year .............................   $  154,897   $  130,951   $    93,239   $   97,494   $   38,985   $   56,032
                                                 ==========   ==========   ===========   ==========   ==========   ==========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                               SMITH BARNEY PREMIER         MULTIPLE DISCIPLINE        MULTIPLE DISCIPLINE PORTFOLIO
  SMITH BARNEY DIVIDEND     SELECTIONS ALL CAP GROWTH    PORTFOLIO - ALL CAP GROWTH    - BALANCED ALL CAP GROWTH AND
   STRATEGY PORTFOLIO               PORTFOLIO                     AND VALUE                         VALUE
-------------------------   -------------------------   ---------------------------   ------------------------------
    2005          2004         2005          2004            2005           2004           2005            2004
-----------   -----------   ----------   ------------   -------------   -----------   --------------   -------------
$       354   $         7   $      (10)  $        (24)  $     (46,677)  $   (17,330)  $      (35,835)  $     (24,517)
         (5)           74          346              6          88,159        24,972           65,703          12,865

     (1,517)          296         (362)            31          50,764       108,783           56,008         111,076
-----------   -----------   ----------   ------------   -------------   -----------   --------------   -------------

     (1,168)          377          (26)            13          92,246       116,425           85,876          99,424
-----------   -----------   ----------   ------------   -------------   -----------   --------------   -------------

     14,294        42,316       (1,304)             -         789,265     1,552,384          749,694       2,287,557

     31,403             -            -              -         275,618       414,148          168,460         149,258
        (24)           (6)           -              -            (348)         (163)            (291)            (20)
       (525)            -            -              -        (595,832)      (43,489)        (688,169)       (156,410)

        (24)            -            -              -         (27,671)     (200,143)        (124,668)        (23,605)
          -             -            -              -               -             -                -               -
-----------   -----------   ----------   ------------   -------------   -----------   --------------   -------------

     45,124        42,310       (1,304)             -         441,032     1,722,737          105,026       2,256,780
-----------   -----------   ----------   ------------   -------------   -----------   --------------   -------------

     43,956        42,687       (1,330)            13         533,278     1,839,162          190,902       2,356,204

     43,905         1,218        1,330          1,317       2,192,784       353,622        3,689,648       1,333,444
-----------   -----------   ----------   ------------   -------------   -----------   --------------   -------------

$    87,861   $    43,905   $        -   $      1,330   $   2,726,062   $ 2,192,784   $    3,880,550   $   3,689,648
===========   ===========   ==========   ============   =============   ===========   ==============   =============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   MULTIPLE DISCIPLINE
                                                       PORTFOLIO -            MULTIPLE DISCIPLINE         ALGER AMERICAN
                                                     GLOBAL ALL CAP          PORTFOLIO - LARGE CAP     BALANCED PORTFOLIO -
                                                     GROWTH AND VALUE           GROWTH AND VALUE          CLASS S SHARES
                                                 -----------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                 ----------   ----------   -----------   ----------   ----------   ----------
OPERATIONS:
   Net investment income (loss) ..............   $  (20,792)  $   (1,547)  $      (856)  $     (329)  $     (797)  $   (1,251)
   Realized gain (loss) ......................       20,466        4,135         1,960          330       10,703          232
   Change in unrealized gain (loss)
     on investments ..........................       84,196       54,213           391        1,701        3,099        6,755
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets
       resulting from operations .............       83,870       56,801         1,495        1,702       13,005        5,736
                                                 ----------   ----------   -----------   ----------   ----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments .............      279,750      930,288        15,566       39,933          350       92,923
   Participant transfers from other
     funding options .........................      189,738      265,136           199          475        2,537        5,893
   Administrative charges ....................          (33)          (8)          (29)          (6)         (21)          (5)
   Contract surrenders .......................      (11,553)      (1,806)      (15,632)           -      (91,010)      (4,822)
   Participant transfers to other
     funding options .........................         (642)        (252)          (73)        (211)      (1,778)        (487)
   Other receipts/(payments) .................            -            -             -            -      (10,747)           -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets
       resulting from unit transactions ......      457,260    1,193,358            31       40,191     (100,669)      93,502
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets ...      541,130    1,250,159         1,526       41,893      (87,664)      99,238

NET ASSETS:
     Beginning of year .......................    1,259,657        9,498        55,009       13,116      228,038      128,800
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     End of year .............................   $1,800,787   $1,259,657   $    56,535   $   55,009   $  140,374   $  228,038
                                                 ==========   ==========   ===========   ==========   ==========   ==========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

 ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO - CLASS S   AIM CAPITAL APPRECIATION     CONVERTIBLE SECURITIES    DISCIPLINED MID CAP STOCK
           SHARES                   PORTFOLIO                   PORTFOLIO                  PORTFOLIO
--------------------------   ------------------------   -------------------------   -------------------------
   2005           2004          2005         2004           2005         2004          2005          2004
-----------   ------------   ---------   ------------   -----------   -----------   ----------   ------------
$    (2,528)  $     (1,631)  $  (3,190)  $     (1,059)  $      (580)  $    24,263   $   (2,618)  $       (490)
        892             18       2,313           (189)       34,894         1,230        5,546          3,389

     14,497          6,224      11,922          9,811       (86,147)       55,099       15,236          7,404
-----------   ------------   ---------   ------------   -----------   -----------   ----------   ------------

     12,861          4,611      11,045          8,563       (51,833)       80,592       18,164         10,303
-----------   ------------   ---------   ------------   -----------   -----------   ----------   ------------

          -        100,995      89,773        178,257       311,778     2,189,352      174,189        104,153

      1,485          5,402         546              -        57,494        26,587        3,000              -
         (5)            (2)         (7)             -           (62)          (22)          (4)            (2)
          -              6     (34,488)        (2,685)     (651,365)      (52,638)     (46,906)        (5,656)

     (5,913)        (2,506)     (5,042)        (6,695)      (33,242)      (19,226)      (2,558)          (410)
          -              -           -              -       (34,932)            -            -              -
-----------   ------------   ---------   ------------   -----------   -----------   ----------   ------------

     (4,433)       103,895      50,782        168,877      (350,329)    2,144,053      127,721         98,085

      8,428        108,506      61,827        177,440      (402,162)    2,224,645      145,885        108,388

    111,859          3,353     178,703          1,263     2,256,440        31,795      111,090          2,702
-----------   ------------   ---------   ------------   -----------   -----------   ----------   ------------

$   120,287   $    111,859   $ 240,530   $    178,703   $ 1,854,278   $ 2,256,440   $  256,975   $    111,090
===========   ============   =========   ============   ===========   ===========   ==========   ============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                             FEDERATED HIGH YIELD        FEDERATED STOCK
                                                 EQUITY INCOME PORTFOLIO          PORTFOLIO                  PORTFOLIO
                                                 -----------------------   ------------------------   -----------------------
                                                    2005         2004          2005         2004         2005         2004
                                                 ----------   ----------   -----------   ----------   ----------   ----------
OPERATIONS:
   Net investment income (loss) ..............   $  (14,474)  $    3,667   $    (3,930)  $    7,775   $     (447)  $     (157)
   Realized gain (loss) ......................       11,411       14,533          (423)         135          236        3,648
   Change in unrealized gain (loss)
     on investments ..........................       27,146       12,355         6,432         (227)         936          646
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets
       resulting from operations .............       24,083       30,555         2,079        7,683          725        4,137
                                                 ----------   ----------   -----------   ----------   ----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments .............      477,491      485,393       135,300      114,370        3,152      455,980
   Participant transfers from other
     funding options .........................       71,684       20,954         8,325        3,903        1,849       12,824
   Administrative charges ....................          (74)          (8)           (6)          (2)          (3)           -
   Contract surrenders .......................      (17,009)      (1,842)      (31,247)         (23)        (138)           -
   Participant transfers to other
     funding options .........................      (60,730)     (13,433)      (13,615)      (1,141)        (785)    (459,886)
   Other receipts/(payments) .................          115            -           268            -            -            -
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets
       resulting from unit transactions ......      471,477      491,064        99,025      117,107        4,075        8,918
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     Net increase (decrease) in net assets ...      495,560      521,619       101,104      124,790        4,800       13,055

NET ASSETS:
     Beginning of year .......................      536,369       14,750       127,855        3,065       15,645        2,590
                                                 ----------   ----------   -----------   ----------   ----------   ----------

     End of year .............................   $1,031,929   $  536,369   $   228,959   $  127,855   $   20,445   $   15,645
                                                 ==========   ==========   ===========   ==========   ==========   ==========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                         MANAGED ALLOCATION SERIES:   MANAGED ALLOCATION SERIES:   MANAGED ALLOCATION SERIES:
 LARGE CAP PORTFOLIO        AGGRESSIVE PORTFOLIO        CONSERVATIVE PORTFOLIO          MODERATE PORTFOLIO
----------------------   --------------------------   --------------------------   --------------------------
   2005        2004          2005           2004          2005          2004            2005          2004
---------   ----------   ------------   -----------   -----------   ------------   -------------   ----------
$  (2,122)  $      (60)  $        (43)  $         -   $        76   $          -   $      (1,335)  $        -
      291           11             18             -            28              -             624            -

   11,365        1,836            243             -           (70)             -           9,148            -
---------   ----------   ------------   -----------   -----------   ------------   -------------   ----------

    9,534        1,787            218             -            34              -           8,437            -
---------   ----------   ------------   -----------   -----------   ------------   -------------   ----------

  127,713       31,019              -             -        14,993              -         717,741            -

      937          197         15,346             -             -              -          99,856            -
      (22)          (3)             -             -             -              -             (26)           -
     (265)           -              -             -             -              -          (4,281)           -

   (2,526)        (413)             -             -             -              -               -            -
        -            -              -             -             -              -               -            -
---------   ----------   ------------   -----------   -----------   ------------   -------------   ----------

  125,837       30,800         15,346             -        14,993              -         813,290            -
---------   ----------   ------------   -----------   -----------   ------------   -------------   ----------

  135,371       32,587         15,564             -        15,027              -         821,727            -

   35,041        2,454              -             -             -              -               -            -
---------   ----------   ------------   -----------   -----------   ------------   -------------   ----------

$ 170,412   $   35,041   $     15,564   $         -   $    15,027   $          -   $     821,727   $        -
=========   ==========   ============   ===========   ===========   ============   =============   ==========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                            MANAGED ALLOCATION SERIES:       MANAGED ALLOCATION SERIES:     MERCURY LARGE CAP CORE
                                          MODERATE-AGGRESSIVE PORTFOLIO   MODERATE-CONSERVATIVE PORTFOLIO         PORTFOLIO
                                          -----------------------------   -------------------------------   -----------------------
                                               2005            2004            2005              2004           2005         2004
                                          -------------    ------------   --------------     ------------   -----------   ---------
OPERATIONS:
  Net investment income (loss) ........   $      (1,016)   $          -   $           22     $          -   $   (15,958)  $  (1,045)
  Realized gain (loss) ................             301               -              101                -         3,766       1,220
  Change in unrealized gain (loss)
    on investments ....................          16,358               -            3,555                -        97,140      38,513
                                          -------------    ------------   --------------     ------------   -----------   ---------

    Net increase (decrease) in
      net assets resulting from
      operations ......................          15,643               -            3,678                -        84,948      38,688
                                          -------------    ------------   --------------     ------------   -----------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments .......         417,439               -          163,723                -       440,558     380,872
  Participant transfers from other
    funding options ...................          28,945               -           32,945                -       145,935       4,411
  Administrative charges ..............               -               -                -                -           (82)         (8)
  Contract surrenders .................               -               -           (1,374)               -        (5,110)    (11,421)
  Participant transfers to other
    funding options ...................               -               -                -                -       (42,075)     (4,002)
  Other receipts/(payments) ...........               -               -                -                -       (17,106)          -
                                          -------------    ------------   --------------     ------------   -----------   ---------

    Net increase (decrease) in net
      assets resulting from unit
      transactions ....................         446,384               -          195,294                -       522,120     369,852
                                          -------------    ------------   --------------     ------------   -----------   ---------

    Net increase (decrease) in net
      assets ..........................         462,027               -          198,972                -       607,068     408,540

NET ASSETS:
    Beginning of year .................               -               -                -                -       428,880      20,340
                                          -------------    ------------   --------------     ------------   -----------   ---------

    End of year .......................   $     462,027    $          -   $      198,972     $          -   $ 1,035,948   $ 428,880
                                          =============    ============   ==============     ============   ===========   =========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

MFS EMERGING GROWTH PORTFOLIO   MFS MID CAP GROWTH PORTFOLIO    MFS TOTAL RETURN PORTFOLIO        MFS VALUE PORTFOLIO
-----------------------------   ----------------------------    --------------------------    --------------------------
   2005               2004          2005             2004           2005           2004           2005           2004
-----------       -----------   -----------      -----------    -----------    -----------    -----------    -----------
$      (115)      $      (352)  $    (1,808)     $      (498)   $    16,198    $    19,870    $      (198)   $       635
      3,510               307         1,356               23        135,121         35,385         29,780            889

     (4,737)            2,852         4,008            4,678       (119,248)        21,180        (12,912)         4,166
-----------       -----------   -----------      -----------    -----------    -----------    -----------    -----------

     (1,342)            2,807         3,556            4,203         32,071         76,435         16,670          5,690
-----------       -----------   -----------      -----------    -----------    -----------    -----------    -----------

     (1,335)           26,412        28,804           39,393      1,710,421      1,250,943        454,991         99,885

          -                 -        52,796            4,040        143,981         24,732        278,768              -
          -                 -           (11)              (1)          (323)           (41)            (8)             -
          -            (2,683)      (31,633)            (438)      (415,518)      (102,553)      (243,506)             -

    (41,580)                -        (6,301)             (60)       (16,440)       (30,713)       (15,291)             -
          -                 -             -                -            (31)             -              -              -
-----------       -----------   -----------      -----------    -----------    -----------    -----------    -----------

    (42,915)           23,729        43,655           42,934      1,422,090      1,142,368        474,954         99,885
-----------       -----------   -----------      -----------    -----------    -----------    -----------    -----------

    (44,257)           26,536        47,211           47,137      1,454,161      1,218,803        491,624        105,575

     44,257            17,721        63,693           16,556      1,251,489         32,686        105,575              -
-----------       -----------   -----------      -----------    -----------    -----------    -----------    -----------

$         -       $    44,257   $   110,904      $    63,693    $ 2,705,650    $ 1,251,489    $   597,199    $   105,575
===========       ===========   ===========      ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                          MONDRIAN INTERNATIONAL STOCK
                                                   PORTFOLIO             PIONEER FUND PORTFOLIO   PIONEER MID CAP VALUE PORTFOLIO
                                          ----------------------------   ----------------------   --------------------------------
                                              2005             2004         2005          2004        2005                 2004
                                          -----------      -----------   ----------   ---------   ------------          ----------
OPERATIONS:
  Net investment income (loss) ........   $   (14,832)     $     2,887   $   (6,279)  $    (589)  $        (32)         $        -
  Realized gain (loss) ................         4,985            1,136       12,021         171             71                   -
  Change in unrealized gain (loss)
    on investments ....................        77,669           27,887       10,368      25,561            (55)                  -
                                          -----------      -----------   ----------   ---------   ------------          ----------

    Net increase (decrease) in net
      assets resulting from
      operations ......................        67,822           31,910       16,110      25,143            (16)                  -
                                          -----------      -----------   ----------   ---------   ------------          ----------

UNIT TRANSACTIONS:
  Participant purchase payments .......       585,388          317,350      276,539     268,954         10,549                   -
  Participant transfers from other
    funding options ...................       125,869               72       34,590       8,493             29                   -
  Administrative charges ..............           (28)              (5)         (24)         (5)            (1)                  -
  Contract surrenders .................       (59,733)          (4,609)    (145,219)     (5,675)        (5,503)                  -
  Participant transfers to other
    funding options ...................        (8,271)         (10,019)      (1,391)       (419)             -                   -
  Other receipts/(payments) ...........           100                -            -           -              -                   -
                                          -----------      -----------   ----------   ---------   ------------          ----------

    Net increase (decrease) in net
      assets resulting from unit
      transactions ....................       643,325          302,789      164,495     271,348          5,074                   -
                                          -----------      -----------   ----------   ---------   ------------          ----------

    Net increase (decrease) in net
      assets ..........................       711,147          334,699      180,605     296,491          5,058                   -

NET ASSETS:
    Beginning of year .................       336,028            1,329      297,706       1,215              -                   -
                                          -----------      -----------   ----------   ---------   ------------          ----------

    End of year .......................   $ 1,047,175      $   336,028   $  478,311   $ 297,706    $     5,058          $        -
                                          ===========      ===========   ==========   =========    ===========          ==========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                  STYLE FOCUS SERIES: SMALL CAP   STYLE FOCUS SERIES: SMALL CAP
PIONEER STRATEGIC INCOME PORTFOLIO   STRATEGIC EQUITY PORTFOLIO         GROWTH PORTFOLIO                 VALUE PORTFOLIO
----------------------------------   --------------------------   -----------------------------   -----------------------------
   2005                    2004          2005           2004           2005             2004          2005            2004
-----------            -----------   -----------    -----------   -----------        ----------   -----------    --------------
$    27,220            $    20,467   $      (629)   $       124   $      (264)       $        -   $       (92)   $            -
        (89)                    85          (212)           149           631                 -           384                 -

    (13,093)               (10,389)         (519)         2,285           757                 -           233                 -
-----------            -----------   -----------    -----------   -----------        ----------   -----------    --------------

     14,038                 10,163        (1,360)         2,558         1,124                 -           525                 -
-----------            -----------   -----------    -----------   -----------        ----------   -----------    --------------

    748,713                322,447        13,529         58,605        31,944                 -        46,228                 -

     32,028                    386             -              -             -                 -             -                 -
        (16)                     -            (1)             -             -                 -             -                 -
    (47,391)                  (633)      (23,112)        (2,664)            -                 -             -                 -

    (31,541)                (1,357)            -              -             -                 -             -                 -
          -                      -             -              -             -                 -             -                 -
-----------            -----------   -----------    -----------   -----------        ----------   -----------    --------------

    701,793                320,843        (9,584)        55,941        31,944                 -        46,228                 -
-----------            -----------   -----------    -----------   -----------        ----------   -----------    --------------

    715,831                331,006       (10,944)        58,499        33,068                 -        46,753                 -

    331,006                      -        61,044          2,545             -                 -             -                 -
-----------            -----------   -----------    -----------   -----------        ----------   -----------    --------------

$ 1,046,837            $   331,006   $    50,100    $    61,044   $    33,068        $        -   $    46,753    $            -
===========            ===========   ===========    ===========   ===========        ==========   ===========    ==============

                        See Notes to Financial Statements

                             TIC VARIABLE ANNUITY
                            SEPARATE ACCOUNT 2002

                STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                          TRAVELERS MANAGED INCOME   TRAVELERS QUALITY BOND   U.S. GOVERNMENT SECURITIES
                                                  PORTFOLIO                PORTFOLIO                   PORTFOLIO
                                          ------------------------   ----------------------   --------------------------
                                              2005         2004         2005         2004        2005            2004
                                          -----------   ----------   ----------   ---------   ---------      -----------
OPERATIONS:
  Net investment income (loss) ........   $     5,421    $   7,761   $   (6,711)  $  11,953   $  (5,158)     $     6,898
  Realized gain (loss) ................          (735)         243       (4,385)      1,549       1,099               39
  Change in unrealized gain (loss)
    on investments ....................        (7,199)      (6,321)       9,602      (9,313)     11,232           (4,998)
                                          -----------   ----------   ----------   ---------   ---------      -----------

    Net increase (decrease) in net
      assets resulting from
      operations ......................        (2,513)       1,683       (1,494)      4,189       7,173            1,939
                                          -----------   ----------   ----------   ---------   ---------      -----------

UNIT TRANSACTIONS:
  Participant purchase payments .......       381,854      197,252      175,316     356,589     232,228          170,225
  Participant transfers from other
    funding options ...................        43,137        8,461       14,604     161,345     188,227                -
  Administrative charges ..............           (28)          (2)         (95)        (25)        (46)              (4)
  Contract surrenders .................       (28,478)      (7,473)    (106,536)   (116,651)    (29,444)               -
  Participant transfers to other
    funding options ...................      (210,674)        (571)    (109,097)    (93,864)    (51,906)               -
  Other receipts/(payments) ...........             -       15,843            -           -           -                -
                                          -----------   ----------   ----------   ---------   ---------      -----------

    Net increase (decrease) in net
      assets resulting from unit
      transactions ....................       185,811      213,510      (25,808)    307,394     339,059          170,221
                                          -----------   ----------   ----------   ---------   ---------      -----------

    Net increase (decrease) in net
      assets ..........................       183,298      215,193      (27,302)    311,583     346,232          172,160

NET ASSETS:
    Beginning of year .................       217,274        2,081      349,195      37,612     172,160                -
                                          -----------   ----------   ----------   ---------   ---------      -----------

    End of year .......................   $   400,572    $ 217,274   $  321,893   $ 349,195   $ 518,392        $ 172,160
                                          ===========   ==========   ==========   =========   =========      ===========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                  SB ADJUSTABLE RATE INCOME    SMITH BARNEY AGGRESSIVE GROWTH   SMITH BARNEY HIGH INCOME
VAN KAMPEN ENTERPRISE PORTFOLIO   PORTFOLIO - CLASS I SHARES             PORTFOLIO                     PORTFOLIO
-------------------------------   --------------------------   ------------------------------   ------------------------
   2005                 2004          2005          2004            2005             2004          2005          2004
----------            ---------   -----------    -----------    -----------       -----------   ----------    ----------
$   (1,240)           $    (455)  $     5,326    $     5,801    $   (14,834)      $    (6,079)  $   34,309    $   28,547
       161                  (25)       11,134           (991)        21,119             6,232       (2,755)        1,727

     8,663                  188       (11,511)       (16,855)        57,938            35,195      (24,797)      (13,355)
----------            ---------   -----------    -----------    -----------       -----------   ----------     ---------

     7,584                 (292)        4,949        (12,045)        64,223            35,348        6,757        16,919
----------            ---------   -----------    -----------    -----------       -----------   ----------     ---------

   133,044               30,792       680,104      3,639,927        297,081           387,914      257,261       396,376

         -                    -        41,607         23,876        123,118            25,233       67,187         2,659
        (2)                   -          (137)           (15)           (73)              (31)         (19)           (2)
      (974)                   -      (776,815)      (158,409)      (143,413)          (34,412)    (172,222)      (25,008)

         -                    -      (575,900)      (457,306)       (78,269)                -          (70)            -
         -                    -       (35,532)        15,842              -             4,585            -             -
----------            ---------   -----------    -----------    -----------       -----------   ----------     ---------

   132,068               30,792      (666,673)     3,063,915        198,444           383,289      152,137       374,025
----------            ---------   -----------    -----------    -----------       -----------   ----------     ---------

   139,652               30,500      (661,724)     3,051,870        262,667           418,637      158,894       390,944

    31,731                1,231     3,052,869            999        546,200           127,563      392,131         1,187
----------            ---------   -----------    -----------    -----------       -----------   ----------     ---------

$  171,383            $  31,731   $ 2,391,145    $ 3,052,869    $   808,867       $   546,200   $  551,025    $  392,131
==========            =========   ===========    ===========    ===========       ===========   ==========     =========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                             SMITH BARNEY
                                          SMITH BARNEY LARGE CAP VALUE   LARGE CAPITALIZATION   SMITH BARNEY MID CAP CORE
                                                   PORTFOLIO               GROWTH PORTFOLIO             PORTFOLIO
                                          ----------------------------   --------------------   -------------------------
                                             2005               2004        2005       2004        2005          2004
                                          ----------          --------   ---------   --------   ---------    ------------
OPERATIONS:
  Net investment income (loss) ........   $        -          $     (8)  $  (3,942)  $   (852)  $  (4,771)      $  (3,027)
  Realized gain (loss) ................            -               745         296         20      44,106           4,152
  Change in unrealized gain (loss)
    on investments ....................            -              (591)     16,025       (403)    (33,322)         45,997
                                          ----------          --------   ---------   --------   ---------    ------------

    Net increase (decrease) in net
      assets resulting from
      operations ......................            -               146      12,379     (1,235)      6,013          47,122
                                          ----------          --------   ---------   --------   ---------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments .......            -            (2,750)    200,791     60,461      63,000         444,527
  Participant transfers from other
    funding options ...................            -                 -         494        952      17,800               -
  Administrative charges ..............            -                 -          (6)        (1)        (72)             (1)
  Contract surrenders .................            -                 -      (1,842)         -    (296,932)        (61,353)
  Participant transfers to other
    funding options ...................            -                 -        (720)      (321)    (51,055)              -
  Other receipts/(payments) ...........            -                 -           -          -           -               -
                                          ----------          --------   ---------   --------   ---------    ------------

    Net increase (decrease) in net
      assets resulting from unit
      transactions ....................            -            (2,750)    198,717     61,091    (267,259)        383,173
                                          ----------          --------   ---------   --------   ---------    ------------

    Net increase (decrease) in net
      assets ..........................            -            (2,604)    211,096     59,856    (261,246)        430,295

NET ASSETS:
    Beginning of year .................            -             2,604      80,411     20,555     431,612           1,317
                                          ----------          --------   ---------   --------   ---------    ------------

    End of year .......................   $        -          $      -   $ 291,507   $ 80,411   $ 170,366       $ 431,612
                                          ==========          ========   =========   ========   =========    ============

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

SMITH BARNEY MONEY MARKET   SOCIAL AWARENESS STOCK   COMSTOCK PORTFOLIO - CLASS II   EMERGING GROWTH PORTFOLIO - CLASS I
        PORTFOLIO                  PORTFOLIO                    SHARES                            SHARES
-------------------------   ----------------------   -----------------------------   -----------------------------------
    2005          2004        2005         2004          2005               2004       2005                       2004
-----------   -----------   --------    ----------   -----------         ---------   --------                   --------
$     6,097   $    (3,693)  $   (602)   $      (12)  $   (11,977)        $  (5,021)  $   (749)                  $   (361)
          -             -         13             -        31,168             1,595        342                         29

          -             -      2,907           237        14,204            57,469      2,995                      2,983
-----------   -----------   --------    ----------   -----------         ---------   --------                   --------

      6,097        (3,693)     2,318           225        33,395            54,043      2,588                      2,651
-----------   -----------   --------    ----------   -----------         ---------   --------                   --------

    693,742     2,126,299     23,709        43,000       699,705           551,815     (2,509)                    21,883

    878,161        11,000      1,600             -       180,239            11,311     14,406                          -
        (11)            -          -             -           (86)               (6)        (3)                        (1)
   (974,321)      (17,240)         -             -      (177,493)          (50,673)         -                          -

 (1,420,942)     (852,042)         -             -       (44,946)           (1,500)         -                          -
          -             -          -             -             -                 -          -                          -
-----------   -----------   --------    ----------   -----------         ---------   --------                   --------

   (823,371)    1,268,017     25,309        43,000       657,419           510,947     11,894                     21,882
-----------   -----------   --------    ----------   -----------         ---------   --------                   --------

   (817,274)    1,264,324     27,627        43,225       690,814           564,990     14,482                     24,533

  1,300,223        35,899     43,225             -       591,015            26,025     32,440                      7,907
-----------   -----------   --------    ----------   -----------         ---------   --------                   --------

$   482,949   $ 1,300,223   $ 70,852    $   43,225   $ 1,281,829         $ 591,015   $ 46,922                   $ 32,440
===========   ===========   ========    ==========   ===========         =========   ========                   ========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                   CONTRAFUND(R)
                                          ENTERPRISE PORTFOLIO - CLASS II    SMITH BARNEY SMALL CAP GROWTH     PORTFOLIO - SERVICE
                                                        SHARES                  OPPORTUNITIES PORTFOLIO                CLASS
                                          -------------------------------    -----------------------------    ---------------------
                                              2005                2004           2005               2004         2005        2004
                                          -----------         -----------    -----------          --------    ---------   ---------
OPERATIONS:
  Net investment income (loss) ........   $        (4)        $       (38)   $      (253)         $    (27)   $  (7,454)  $    (619)
  Realized gain (loss) ................           570                   8          2,209                45          769         713
  Change in unrealized gain (loss)
    on investments ....................          (566)                 80           (351)              176       70,981       5,533
                                          -----------         -----------    -----------          --------    ---------   ---------

    Net increase (decrease) in net
      assets resulting from
      operations ......................             -                  50          1,605               194       64,296       5,627
                                          -----------         -----------    -----------          --------    ---------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments .......        (2,510)                  -         20,187                 -      249,190      92,899
  Participant transfers from other
    funding options ...................             -                   -              -                 -       95,277     100,000
  Administrative charges ..............             -                   -              -                 -          (25)        (13)
  Contract surrenders .................             -                   -         (1,776)                -       (2,601)    (19,241)
  Participant transfers to other
    funding options ...................             -                   -              -                 -         (362)          -
  Other receipts/(payments) ...........             -                   -              -                 -            -           -
                                          -----------         -----------    -----------          --------    ---------   ---------

    Net increase (decrease) in net
      assets resulting from unit
      transactions ....................        (2,510)                  -         18,411                 -      341,479     173,645
                                          -----------         -----------    -----------          --------    ---------   ---------

    Net increase (decrease) in net
      assets ..........................        (2,510)                 50         20,016               194      405,775     179,272

NET ASSETS:
    Beginning of year .................         2,510               2,460          1,633             1,439      181,854       2,582
                                          -----------         -----------    -----------          --------    ---------   ---------

    End of year .......................   $         -         $     2,510    $    21,649          $  1,633    $ 587,629   $ 181,854
                                          ===========         ===========    ===========          ========    =========   =========

                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

CONTRAFUND(R) PORTFOLIO - SERVICE    DYNAMIC CAPITAL APPRECIATION    MID CAP PORTFOLIO - SERVICE
             CLASS 2                  PORTFOLIO - SERVICE CLASS 2               CLASS 2
---------------------------------    ----------------------------    ---------------------------
   2005                   2004           2005            2004            2005           2004
-----------           -----------    -----------    -------------    -----------    ------------
$   (27,341)          $    (8,665)   $    (1,163)   $        (251)   $   (25,569)   $     (5,400)
     51,350                 5,997            970               16         37,069           1,164

    186,469                80,950         11,751            3,143        200,928          89,045
-----------           -----------    -----------    -------------    -----------    ------------

    210,478                78,282         11,558            2,908        212,428          84,809
-----------           -----------    -----------    -------------    -----------    ------------

  1,011,272               846,861          1,301           38,789      1,116,687         595,125

    142,103                39,636         47,491                -        187,274           3,095
       (130)                  (17)            (7)              (2)          (101)            (16)
   (352,903)             (101,602)        (1,607)             (41)      (282,288)         (6,325)

   (100,121)              (17,199)        (4,222)               -        (66,879)         (6,556)
    (35,712)                    -              -                -              -               -
-----------           -----------    -----------    -------------    -----------    ------------

    664,509               767,679         42,956           38,746        954,693         585,323
-----------           -----------    -----------    -------------    -----------    ------------

    874,987               845,961         54,514           41,654      1,167,121         670,132

    898,601                52,640         42,908            1,254        678,621           8,489
-----------           -----------    -----------    -------------    -----------    ------------

$ 1,773,588           $   898,601    $    97,422    $      42,908    $ 1,845,742    $    678,621
===========           ===========    ===========    =============    ===========    ============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

      On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

      Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

      TIC Variable Annuity Separate Account 2002 ("TIC Separate Account 2002") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding certain variable annuity contracts issued by The Company. TIC Separate Account 2002, established on September 17, 2002, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by TIC Separate Account 2002 are Portfolio Architect Access Annuity, Scudder Advocate Advisor Annuity, Scudder Advocate Advisor -ST1 Variable Annuity and Vintage Access Annuity.

      Participant purchase payments applied to TIC Separate Account 2002 are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising TIC Separate Account 2002 were:

            Capital Appreciation Fund, Massachusetts business trust, Affiliate of The Company
            High Yield Bond Trust, Massachusetts business trust, Affiliate of
               The Company
            Managed Assets Trust, Massachusetts business trust, Affiliate of The
               Company
            Money Market Portfolio, Massachusetts business trust, Affiliate of
               The Company
            AIM Variable Insurance Funds, Delaware business trust
                  AIM V.I. Utilities Fund
            AllianceBernstein Variable Product Series Fund, Inc., Maryland
               business trust
                  AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Large-Cap Growth Portfolio - Class B
                     (Formerly AllianceBernstein Premier Growth Portfolio - Class B)
            American Funds Insurance Series, Massachusetts business trust
                  Global Growth Fund - Class 2 Shares
                  Growth Fund - Class 2 Shares
                  Growth-Income Fund - Class 2 Shares
            Credit Suisse Trust, Massachusetts business trust
                  Credit Suisse Trust Emerging Markets Portfolio
                  Credit Suisse Trust Global Small Cap Portfolio (Formerly
                     Credit Suisse Trust Global Post-Venture Capital Portfolio)
            Delaware VIP Trust, Maryland business trust
                  Delaware VIP REIT Series - Standard Class
            Dreyfus Investment Portfolio, Massachusetts business trust
                  Dreyfus MidCap Stock Portfolio - Service Shares
            Dreyfus Socially Responsible Growth Fund, Inc., Maryland business trust
                  Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
            Dreyfus Variable Investment Fund, Maryland business trust
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            FAM Variable Series Funds, Inc., Maryland business trust
                  Mercury Global Allocation V.I. Fund - Class III (Formerly
                     Merrill Lynch Global Allocation V.I. Fund - Class III)
                  Mercury Value Opportunities V.I. Fund - Class III (Formerly
                     Merrill Lynch Value Opportunities V.I. Fund - Class III)
            Franklin Templeton Variable Insurance Products Trust, Massachusetts
               business trust
                  Franklin Income Securities Fund - Class II Shares
                  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                     (Formerly Franklin Small Cap Fund - Class 2 Shares)
                  Mutual Shares Securities Fund - Class 2 Shares

      Franklin Templeton Variable Insurance Products Trust, Massachusetts
         business trust (continued)
            Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
            Templeton Growth Securities Fund - Class 2 Shares
      Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
         The Company
            Appreciation Portfolio
            Diversified Strategic Income Portfolio
            Equity Index Portfolio - Class II Shares
            Fundamental Value Portfolio
            Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
      Janus Aspen Series, Delaware business trust
            Balanced Portfolio - Service Shares*
            Global Life Sciences Portfolio - Service Shares
            Global Technology Portfolio - Service Shares
            Mid Cap Growth Portfolio - Service Shares
            Worldwide Growth Portfolio - Service Shares
      Lazard Retirement Series, Inc., Massachusetts business trust
            Lazard Retirement Small Cap Portfolio
      Lord Abbett Series Fund, Inc., Maryland business trust
            Growth and Income Portfolio
            Mid-Cap Value Portfolio
      Oppenheimer Variable Account Funds, Massachusetts business trust
            Oppenheimer Main Street Fund/VA - Service Shares
      PIMCO Variable Insurance Trust, Massachusetts business trust
            Real Return Portfolio - Administrative Class
            Total Return Portfolio - Administrative Class
      Putnam Variable Trust, Massachusetts business trust
            Putnam VT International Equity Fund - Class IB Shares
            Putnam VT Small Cap Value Fund - Class IB Shares
      Salomon Brothers Variable Series Funds Inc., Maryland business trust
            All Cap Fund - Class I
            Investors Fund - Class I
            Large Cap Growth Fund - Class I
            Small Cap Growth Fund - Class I
      Scudder Investments VIT Funds, Massachusetts business trust
            Scudder Real Estate Securities Portfolio - Class B
            Scudder VIT Equity 500 Index Fund - Class B2
      Scudder Variable Series I, Massachusetts business trust
            Capital Growth Portfolio - Class B
            Global Discovery Portfolio - Class B
            Growth and Income Portfolio - Class B
            Health Sciences Portfolio - Class B
            International Portfolio - Class B
            SVS I Scudder Bond Portfolio - Class B
      Scudder Variable Series II, Massachusetts business trust
            Scudder Blue Chip Portfolio - Class B
            Scudder Conservative Income Strategy Portfolio - Class B
            Scudder Fixed Income Portfolio - Class B
            Scudder Global Blue Chip Portfolio - Class B
            Scudder Government & Agency Securities Portfolio - Class B
            Scudder Growth & Income Strategy Portfolio - Class B

            Scudder Growth Strategy Portfolio - Class B
            Scudder High Income Portfolio - Class B
            Scudder Income & Growth Strategy Portfolio - Class B
            Scudder International Select Equity Portfolio - Class B
            Scudder Mercury Large Cap Core Portfolio
            Scudder Mid-Cap Growth Portfolio - Class B (Formerly Scudder
               Aggressive Growth Portfolio - Class B)
            Scudder Money Market Portfolio - Class B
            Scudder Salomon Aggressive Growth Portfolio (Formerly SVS INVESCO
               Dynamic Growth Portfolio - Class B)
            Scudder Small Cap Growth Portfolio - Class B
            Scudder Strategic Income Portfolio - Class B
            Scudder Technology Growth Portfolio - Class B
            Scudder Templeton Foreign Value Portfolio
            Scudder Total Return Portfolio - Class B
            SVS Davis Venture Value Portfolio - Class B
            SVS Dreman Financial Services Portfolio - Class B
            SVS Dreman High Return Equity Portfolio - Class B
            SVS Dreman Small Cap Value Portfolio - Class B
            SVS II Scudder Large Cap Value Portfolio - Class B
            SVS Janus Growth And Income Portfolio - Class B
            SVS Janus Growth Opportunities Portfolio - Class B
            SVS MFS Strategic Value Portfolio - Class B
            SVS Oak Strategic Equity Portfolio - Class B
            SVS Turner Mid Cap Growth Portfolio - Class B
      Smith Barney Investment Series, Massachusetts business trust
            Smith Barney Dividend Strategy Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio*
      Smith Barney Multiple Discipline Trust, Massachusetts business trust
            Multiple Discipline Portfolio - All Cap Growth and Value
            Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
      The Alger American Fund, Massachusetts business trust
            Alger American Balanced Portfolio - Class S Shares
            Alger American Leveraged AllCap Portfolio - Class S Shares
      The Travelers Series Trust, Massachusetts business trust, Affiliate of The
         Company
            AIM Capital Appreciation Portfolio
            Convertible Securities Portfolio
            Disciplined Mid Cap Stock Portfolio
            Equity Income Portfolio
            Federated High Yield Portfolio
            Federated Stock Portfolio
            Large Cap Portfolio
            Managed Allocation Series: Aggressive Portfolio
            Managed Allocation Series: Conservative Portfolio
            Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
            Managed Allocation Series: Moderate-Conservative Portfolio
            Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap
               Core Portfolio)
            MFS Mid Cap Growth Portfolio
            MFS Total Return Portfolio
            MFS Value Portfolio

      The Travelers Series Trust, Massachusetts business trust, Affiliate of The
         Company (continued)
            Mondrian International Stock Portfolio (Formerly Lazard
               International Stock Portfolio)
            Pioneer Fund Portfolio
            Pioneer Mid Cap Value Portfolio
            Pioneer Strategic Income Portfolio
            Strategic Equity Portfolio
            Style Focus Series: Small Cap Growth Portfolio
            Style Focus Series: Small Cap Value Portfolio
            Travelers Managed Income Portfolio
            Travelers Quality Bond Portfolio
            U.S. Government Securities Portfolio
            Van Kampen Enterprise Portfolio
      Travelers Series Fund Inc., Maryland business trust
            SB Adjustable Rate Income Portfolio - Class I Shares
            Smith Barney Aggressive Growth Portfolio
            Smith Barney High Income Portfolio
            Smith Barney Large Capitalization Growth Portfolio
            Smith Barney Mid Cap Core Portfolio
            Smith Barney Money Market Portfolio
            Social Awareness Stock Portfolio
      Van Kampen Life Investment Trust, Delaware business trust
            Comstock Portfolio - Class II Shares
            Emerging Growth Portfolio - Class I Shares
            Enterprise Portfolio - Class II Shares*
      Variable Annuity Portfolios, Massachusetts business trust
            Smith Barney Small Cap Growth Opportunities Portfolio
      Variable Insurance Products Fund, Massachusetts business trust
            Contrafund(R) Portfolio - Service Class
            Contrafund(R) Portfolio - Service Class 2
            Dynamic Capital Appreciation Portfolio - Service Class 2
            Mid Cap Portfolio - Service Class 2

   *No assets for the period.

   New Funds in 2005 included above:

   Franklin Income Securities Fund - Class II Shares            Franklin Templeton Variable    5/2/2005
                                                                   Insurance Products Trust
   Managed Allocation Series: Aggressive Portfolio              The Travelers Series Trust     5/2/2005
   Managed Allocation Series: Conservative Portfolio            The Travelers Series Trust     5/2/2005
   Managed Allocation Series: Moderate Portfolio                The Travelers Series Trust     5/2/2005
   Managed Allocation Series: Moderate-Aggressive Portfolio     The Travelers Series Trust     5/2/2005
   Managed Allocation Series: Moderate-Conservative Portfolio   The Travelers Series Trust     5/2/2005
   Pioneer Mid Cap Value Portfolio                              The Travelers Series Trust     5/2/2005
   Scudder Bond Portfolio - Class B                             Scudder Variable Series I      5/2/2005
   Scudder VIT Equity 500 Index Fund - Class B2                 Scudder Investment VIT Funds   9/12/2005
   Style Focus Series: Small Cap Growth Portfolio               The Travelers Series Trust     5/2/2005
   Style Focus Series: Small Cap Value Portfolio                The Travelers Series Trust     5/2/2005
   SVS I Scudder Bond Portfolio - Class B                       Scudder Variable Series I      5/2/2005

   Not all funds may be available in all states or to all contract owners.

      This report is prepared for the general information of contract owners and is not an offer of units of TIC Separate Account 2002 or shares of TIC Separate Account 2002's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for TIC Separate Account 2002 product(s) offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by TIC Separate Account 2002 in the preparation of its financial statements.

      Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

      Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

      The operations of TIC Separate Account 2002 form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of TIC Separate Account 2002. TIC Separate Account 2002 is not taxed as a "regulated investment company" under Subchapter M of the Code.

      TIC Separate Account 2002 adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

      The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation unit values:

         - Mortality and Expense Risks assumed by The Company (M&E)
         - Administrative fees paid for administrative expenses (ADM)
         - Enhanced Stepped-up Provision, if elected by the contract owner (ESP)
         - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
         - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner (GMAB)

      The table below displays separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S) and Enhanced (E) Death Benefit (Dth Ben) designations:

SEPARATE ACCOUNT                              TIC 2002
---------------------------------------------------------------------------------------------------------------
                                                                                Asset-based Charges
                                                                    -------------------------------------------
                                                                                    Optional Features
                                                                                 -----------------------
                               Dth                                                      GMWB  GMWB GMWB  Total
 Separate Account Charge (1)   Ben             Product               M&E   ADM    ESP    I     II   III  Charge
----------------------------- ------ ------------------------------ ----- ------ ----- ----- ----- ----- ------
Separate Account Charge 1.70%   S    Portfolio Architect Access     1.55%  0.15%                          1.70%
                                S    Scudder Advocate Advisor       1.55%  0.15%                          1.70%

Separate Account Charge 1.80%   S    Scudder Advocate Advisor - ST1 1.65%  0.15%                          1.80%
                                S    Vintage Access                 1.65%  0.15%                          1.80%

Separate Account Charge 1.90%   S    Portfolio Architect Access     1.55%  0.15% 0.20%                    1.90%
                                E    Portfolio Architect Access     1.75%  0.15%                          1.90%
                                S    Scudder Advocate Advisor       1.55%  0.15% 0.20%                    1.90%
                                E    Scudder Advocate Advisor       1.75%  0.15%                          1.90%

Separate Account Charge 1.95%   S    Portfolio Architect Access     1.55%  0.15%                   0.25%  1.95%
                                S    Scudder Advocate Advisor       1.55%  0.15%                   0.25%  1.95%

Separate Account Charge 2.00%   S    Scudder Advocate Advisor - ST1 1.65%  0.15% 0.20%                    2.00%
                                E    Scudder Advocate Advisor - ST1 1.85%  0.15%                          2.00%
                                S    Vintage Access                 1.65%  0.15% 0.20%                    2.00%
                                E    Vintage Access                 1.85%  0.15%                          2.00%

Separate Account Charge 2.05%   S    Scudder Advocate Advisor - ST1 1.65%  0.15%                   0.25%  2.05%
                                S    Vintage Access                 1.65%  0.15%                   0.25%  2.05%

Separate Account Charge 2.10%   S    Portfolio Architect Access     1.55%  0.15%       0.40%              2.10%
                                E    Portfolio Architect Access     1.75%  0.15% 0.20%                    2.10%
                                S    Scudder Advocate Advisor       1.55%  0.15%       0.40%              2.10%
                                E    Scudder Advocate  Advisor      1.75%  0.15% 0.20%                    2.10%

Separate Account Charge 2.15%   S    Portfolio Architect Access     1.55%  0.15% 0.20%             0.25%  2.15%
                                E    Portfolio Architect Access     1.75%  0.15%                   0.25%  2.15%
                                S    Scudder Advocate Advisor       1.55%  0.15% 0.20%             0.25%  2.15%
                                E    Scudder Advocate Advisor       1.75%  0.15%                   0.25%  2.15%

Separate Account Charge 2.20%   S    Portfolio Architect Access     1.55%  0.15%             0.50%        2.20%
                                S    Scudder Advocate Advisor       1.55%  0.15%             0.50%        2.20%
                                S    Scudder Advocate Advisor - ST1 1.65%  0.15%       0.40%              2.20%
                                E    Scudder Advocate Advisor - ST1 1.85%  0.15% 0.20%                    2.20%
                                S    Vintage Access                 1.65%  0.15%       0.40%              2.20%
                                E    Vintage Access                 1.85%  0.15% 0.20%                    2.20%

Separate Account Charge 2.25%   S    Scudder Advocate Advisor - ST1 1.65%  0.15% 0.20%             0.25%  2.25%
                                E    Scudder Advocate Advisor - ST1 1.85%  0.15%                   0.25%  2.25%
                                S    Vintage Access                 1.65%  0.15% 0.20%             0.25%  2.25%
                                E    Vintage Access                 1.85%  0.15%                   0.25%  2.25%

Separate Account Charge 2.30%   S    Portfolio Architect Access     1.55%  0.15% 0.20% 0.40%              2.30%
                                E    Portfolio Architect Access     1.75%  0.15%       0.40%              2.30%
                                S    Scudder Advocate Advisor       1.55%  0.15% 0.20% 0.40%              2.30%
                                E    Scudder Advocate Advisor       1.75%  0.15%       0.40%              2.30%
                                S    Scudder Advocate Advisor - ST1 1.65%  0.15%             0.50%        2.30%
                                S    Vintage Access                 1.65%  0.15%             0.50%        2.30%

SEPARATE ACCOUNT                              TIC 2002
---------------------------------------------------------------------------------------------------------------
                                                                                   Asset-based Charges
                                                                          -------------------------------------
                                                                                    Optional Features
                                                                                 -----------------------
                               Dth                                                     GMWB   GMWB  GMWB  Total
 Separate Account Charge (1)   Ben             Product               M&E   ADM    ESP    I     II   III  Charge
----------------------------- ------ ------------------------------ ----- ------ ----- ----- ----- ----- ------
Separate Account Charge 2.35%   E    Portfolio Architect Access     1.75%  0.15% 0.20%             0.25%  2.35%
                                E    Scudder Advocate Advisor       1.75%  0.15% 0.20%             0.25%  2.35%

Separate Account Charge 2.40%   S    Portfolio Architect Access     1.55%  0.15% 0.20%       0.50%        2.40%
                                E    Portfolio Architect Access     1.75%  0.15%             0.50%        2.40%
                                S    Scudder Advocate Advisor       1.55%  0.15% 0.20%       0.50%        2.40%
                                E    Scudder Advocate Advisor       1.75%  0.15%             0.50%        2.40%
                                S    Scudder Advocate Advisor - ST1 1.65%  0.15% 0.20% 0.40%              2.40%
                                E    Scudder Advocate Advisor - ST1 1.85%  0.15%       0.40%              2.40%
                                S    Vintage Access                 1.65%  0.15% 0.20% 0.40%              2.40%
                                E    Vintage Access                 1.85%  0.15%       0.40%              2.40%

Separate Account Charge 2.45%   E    Scudder Advocate Advisor - ST1 1.85%  0.15% 0.20%             0.25%  2.45%
                                E    Vintage Access                 1.85%  0.15% 0.20%             0.25%  2.45%

Separate Account Charge 2.50%   E    Portfolio Architect  Access    1.75%  0.15% 0.20% 0.40%              2.50%
                                E    Scudder Advocate Advisor       1.75%  0.15% 0.20% 0.40%              2.50%
                                E    Scudder Advocate Advisor - ST1 1.85%  0.15%             0.50%        2.50%
                                S    Scudder Advocate Advisor - ST1 1.65%  0.15% 0.20%       0.50%        2.50%
                                E    Vintage Access                 1.85%  0.15%             0.50%        2.50%
                                S    Vintage Access                 1.65%  0.15% 0.20%       0.50%        2.50%

Separate Account Charge 2.60%   E    Portfolio Architect Access     1.75%  0.15% 0.20%       0.50%        2.60%
                                E    Scudder Advocate Advisor       1.75%  0.15% 0.20%       0.50%        2.60%
                                E    Scudder Advocate Advisor - ST1 1.85%  0.15% 0.20% 0.40%              2.60%
                                E    Vintage Access                 1.85%  0.15% 0.20% 0.40%              2.60%

Separate Account Charge 2.70%   E    Scudder Advocate Advisor - ST1 1.85%  0.15% 0.20%       0.50%        2.70%
                                E    Vintage Access                 1.85%  0.15% 0.20%       0.50%        2.70%

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.

      For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

      For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS, AND/OR LIQUIDATIONS

      Effective February 25, 2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

      Effective April 29, 2005, the Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II:
      Scudder Small Cap Growth Portfolio - Class B.

      Effective April 29, 2005, the Scudder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B.

      Effective April 29, 2005, the Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B.

      Effective April 29, 2005, the Scudder Variable Series II: SVS Focus Value & Growth Portfolio - Class B was merged into the Scudder Variable Series
      I: Growth & Income Portfolio - Class B.

      Effective September 19, 2005, the Scudder Variable Series II: SVS Index 500 Portfolio -Class B was merged into the Scudder Investments VIT Funds:
      Scudder VIT Equity 500 Index Fund Class B2.

5. STATEMENT OF INVESTMENTS

                                                                                         FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                  --------------------------------------------------
                                                                                   NO. OF       MARKET        COST OF     PROCEEDS
INVESTMENTS                                                                        SHARES        VALUE       PURCHASES   FROM SALES
                                                                                  ---------   -----------   ----------   -----------
CAPITAL APPRECIATION FUND (0.9%)
   Total (Cost $677,293)                                                              9,445   $   739,324   $  603,774   $   124,466
                                                                                  ---------   -----------   ----------   -----------

HIGH YIELD BOND TRUST (0.4%)
   Total (Cost $311,334)                                                             31,390       315,159      298,814        72,302
                                                                                  ---------   -----------   ----------   -----------

MANAGED ASSETS TRUST (0.2%)
   Total (Cost $163,270)                                                              9,950       171,135      181,945       135,341
                                                                                  ---------   -----------   ----------   -----------

MONEY MARKET PORTFOLIO (0.8%)
   Total (Cost $665,103)                                                            665,103       665,103    1,288,385    1 ,509,614
                                                                                  ---------   -----------   ----------   -----------

AIM VARIABLE INSURANCE FUNDS (0.2%)
   AIM V.I. Utilities Fund
      Total (Cost $99,089)                                                            7,437       132,601       13,357        37,722
                                                                                  ---------   -----------   ----------   -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.2%)
   AllianceBernstein Growth and Income Portfolio - Class B (Cost $39,572)             1,885        46,476       42,836        39,447
   AllianceBernstein Large-Cap Growth Portfolio - Class B (Cost $70,705)              3,253        86,329       39,271        36,058
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $110,277)                                                           5,138       132,805       82,107       375,505
                                                                                  ---------   -----------   ----------   -----------

AMERICAN FUNDS INSURANCE SERIES (17.4%)
   Global Growth Fund - Class 2 Shares (Cost $2,261,608)                            133,287     2,601,754    1,459,961       188,369
   Growth Fund - Class 2 Shares (Cost $5,935,285)                                   119,825     7,067,307    3,428,627       782,412
   Growth-Income Fund - Class 2 Shares (Cost $4,817,184)                            136,224     5,192,842    2,206,064       405,098
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $13,014,077)                                                      389,336    14,861,903    7,094,652    1 ,375,879
                                                                                  ---------   -----------   ----------   -----------

CREDIT SUISSE TRUST (0.1%)
   Credit Suisse Trust Emerging Markets Portfolio (Cost $52,141)                      4,495        75,605        8,896        10,628
   Credit Suisse Trust Global Small Cap Portfolio (Cost $26,713)                      2,732        35,384           16         4,918
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $78,854)                                                            7,227       110,989        8,912        15,546
                                                                                  ---------   -----------   ----------   -----------

DELAWARE VIP TRUST (1.0%)
   Delaware VIP REIT Series - Standard Class
      Total (Cost $778,165)                                                          45,215       848,677      569,927       309,177
                                                                                  ---------   -----------   ----------   -----------

DREYFUS INVESTMENT PORTFOLIO (0.2%)
   Dreyfus MidCap Stock Portfolio - Service Shares
     Total (Cost $144,052)                                                            8,686       165,553       92,656        44,487
                                                                                  ---------   -----------   ----------   -----------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (0.3%)
   Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
     Total (Cost $264,373)                                                           10,954       283,711      170,878         8,739
                                                                                  ---------   -----------   ----------   -----------

DREYFUS VARIABLE INVESTMENT FUND (0.6%)
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $103,514)              2,969       110,169       73,076       128,590
   Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     (Cost $356,377)                                                                  8,846       388,852      201,077       112,108
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $459,891)                                                          11,815       499,021      274,153       240,698
                                                                                  ---------   -----------   ----------   -----------

FAM VARIABLE SERIES FUNDS, INC. (2.3%)
   Mercury Global Allocation V.I. Fund - Class III (Cost $1,092,472)                 97,105     1,208,959      451,440        97,710
   Mercury Value Opportunities V.I. Fund - Class III (Cost $1,111,982)              132,488       790,952      639,856        46,871
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $2,204,454)                                                       229,593     1,999,911    1,091,296      144 ,581
                                                                                  ---------   -----------   ----------   -----------

                                                                                          FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                  --------------------------------------------------
                                                                                    NO. OF      MARKET        COST OF     PROCEEDS
INVESTMENTS                                                                         SHARES       VALUE       PURCHASES   FROM SALES
                                                                                  ---------   -----------   ----------   -----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (8.6%)
   Franklin Income Securities Fund - Class II Shares (Cost $406,792)                 26,579   $   407,196   $  408,799   $     2,018
   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares (Cost
    $229,557)                                                                        12,594       256,417      151,320        13,335
   Mutual Shares Securities Fund - Class 2 Shares (Cost $856,671)                    53,236       967,292      580,828       164,499
   Templeton Developing Markets Securities Fund - Class 2 Shares (Cost
    $1,682,546)                                                                     190,567     2,077,180    1,338,806       161,037
   Templeton Foreign Securities Fund - Class 2 Shares (Cost $1,412,897)             101,007     1,577,732    1,059,609       264,262
   Templeton Growth Securities Fund - Class 2 Shares (Cost $1,837,156)              146,180     2,018,739    1,393,360       166,828
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $6,425,619)                                                       530,163     7,304,556    4,932,722       771,979
                                                                                  ---------   -----------   ----------   -----------

GREENWICH STREET SERIES FUND (4.3%)
   Appreciation Portfolio (Cost $558,826)                                            24,312       589,086      340,870        41,082
   Diversified Strategic Income Portfolio (Cost $335,653)                            35,897       323,436      193,936        50,610
   Equity Index Portfolio - Class II Shares (Cost $1,811,688)                        62,113     1,888,243    1,087,932       157,524
   Fundamental Value Portfolio (Cost $615,194)                                       29,947       617,809      396,732       177,062
   Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (
      Cost $212,456)                                                                 10,525       245,558      118,953        85,544
   Salomon Brothers Variable Growth & Income Fund - Class I Shares (Cost
      $39,160)                                                                        8,494        43,064        8,980         2,249
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $3,572,977)                                                       171,288     3,707,196    2,147,403       514,071
                                                                                  ---------   -----------   ----------   -----------

JANUS ASPEN SERIES (0.3%)
   Balanced Portfolio - Service Shares (Cost $2)                                          -           -            172        44,004
   Global Life Sciences Portfolio - Service Shares (Cost $98,709)                    12,850       113,596          364         3,848
   Global Technology Portfolio - Service Shares (Cost $71,968)                       20,686        81,918       12,295        26,779
   Mid Cap Growth Portfolio - Service Shares (Cost $28,586)                           1,302        36,987       14,089        16,440
   Worldwide Growth Portfolio - Service Shares (Cost $1,958)                             86         2,382           28         2,670
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $201,223)                                                          34,924       234,883       26,948        93,741
                                                                                  ---------   -----------   ----------   -----------

LAZARD RETIREMENT SERIES, INC. (0.5%)
   Lazard Retirement Small Cap Portfolio
      Total (Cost $405,835)                                                          25,370       413,781      288,273        95,328
                                                                                  ---------   -----------   ----------   -----------

LORD ABBETT SERIES FUND, INC. (4.3%)
   Growth and Income Portfolio (Cost $1,952,037)                                     74,807     1,956,955    1,080,879       231,004
   Mid-Cap Value Portfolio (Cost $1,626,384)                                         81,178     1,712,034    1,091,600       405,074
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $3,578,421)                                                       155,985     3,668,989    2,172,479       636,078
                                                                                  ---------   -----------   ----------   -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.4%)
   Oppenheimer Main Street Fund/VA - Service Shares
      Total (Cost $307,804)                                                          15,525       335,814      182,944        78,164
                                                                                  ---------   -----------   ----------   -----------

PIMCO VARIABLE INSURANCE TRUST (5.9%)
   Real Return Portfolio - Administrative Class (Cost $1,762,880)                   137,239     1,741,566    1,035,781       565,478
   Total Return Portfolio - Administrative Class (Cost $3,409,476)                  324,640     3,324,318    1,999,816       866,549
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $5,172,356)                                                       461,879     5,065,884    3,035,597     1,432,027
                                                                                  ---------   -----------   ----------   -----------

PUTNAM VARIABLE TRUST (0.9%)
   Putnam VT International Equity Fund - Class IB Shares (Cost $49,493)               3,826        62,211        1,750        22,844
   Putnam VT Small Cap Value Fund - Class IB Shares (Cost $616,398)                  29,245       670,595      435,860       127,985
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $665,891)                                                          33,071       732,806      437,610       150,829
                                                                                  ---------   -----------   ----------   -----------

                                                                                          FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                  --------------------------------------------------
                                                                                    NO. OF       MARKET      COST OF      PROCEEDS
INVESTMENTS                                                                         SHARES       VALUE      PURCHASES    FROM SALES
                                                                                  ---------   -----------   ----------   -----------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.4%)
   All Cap Fund - Class I (Cost $365,250)                                            23,927   $   415,141      209,286   $   269,993
   Investors Fund - Class I (Cost $209,031)                                          15,681       228,000      103,324        19,068
   Large Cap Growth Fund - Class I (Cost $100,896)                                    9,046       111,443       75,217        25,977
   Small Cap Growth Fund - Class I (Cost $464,958)                                   34,861       475,501      280,378        38,943
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $1,140,135)                                                        83,515     1,230,085      668,205       353,981
                                                                                  ---------   -----------   ----------   -----------

SCUDDER INVESTMENTS VIT FUNDS (0.5%)
   Scudder Real Estate Securities Portfolio - Class B (Cost $297,529)                21,190       351,544      123,515        65,563
   Scudder VIT Equity 500 Index Fund - Class B2 (Cost $100,111)                       7,755       101,513      131,298         1,037
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $397,640)                                                          28,945       453,057      254,813        96,600
                                                                                  ---------   -----------   ----------   -----------

SCUDDER VARIABLE SERIES I (1.1%)
   21st Century Growth Portfolio - Class B (Cost $0)                                      -             -            -         6,369
   Capital Growth Portfolio - Class B (Cost $160,199)                                10,768       181,006      165,538        58,010
   Global Discovery Portfolio - Class B (Cost $92,906)                                7,084       105,132      126,100        63,068
   Growth and Income Portfolio - Class B (Cost $122,184)                             14,228       137,723       30,886        77,795
   Health Sciences Portfolio - Class B (Cost $308,990)                               27,564       354,743      199,208        25,086
   International Portfolio - Class B (Cost $104,167)                                 11,929       129,077       70,335        47,187
   SVS I Scudder Bond Portfolio - Class B (Cost $2,152)                                 310         2,161        2,176            24
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $790,598)                                                          71,883       909,842      594,243       277,539
                                                                                  ---------   -----------   ----------   -----------

SCUDDER VARIABLE SERIES II (8.3%)
   Scudder Blue Chip Portfolio - Class B (Cost $152,143)                             12,040       178,551       51,069        18,624
   Scudder Conservative Income Strategy Portfolio - Class B
      (Cost $318,703)                                                                30,395       329,782      239,944        71,895
   Scudder Fixed Income Portfolio - Class B (Cost $856,895)                          71,989       848,035      478,139       119,891
   Scudder Global Blue Chip Portfolio - Class B (Cost $36,193)                        3,487        50,322            -        13,885
   Scudder Government & Agency Securities Portfolio - Class B
     (Cost $93,454)                                                                   7,546        92,290       62,021        45,244
   Scudder Growth & Income Strategy Portfolio - Class B (Cost $789,694)              71,611       814,216      795,147         6,654
   Scudder Growth Portfolio - Class B (Cost $0)                                           -             -          675        40,189
   Scudder Growth Strategy Portfolio - Class B (Cost $146,835)                       13,622       158,970      123,129         4,352
   Scudder High Income Portfolio - Class B (Cost $496,363)                           60,913       500,703      339,805        82,517
   Scudder Income & Growth Strategy Portfolio - Class B (Cost $162,663)              15,280       169,607      165,316         3,698
   Scudder International Select Equity Portfolio - Class B (Cost $434,571)           39,231       518,237      336,063        54,469
   Scudder Mercury Large Cap Core Portfolio (Cost $53,860)                            4,983        58,056       55,529         1,668
   Scudder Mid-Cap Growth Portfolio - Class B (Cost $619)                                71           798          704         1,205
   Scudder Money Market Portfolio - Class B (Cost $106,919)                         106,919       106,919    1,337,377     1,289,094
   Scudder Salomon Aggressive Growth Portfolio (Cost $24,345)                         3,005        31,135        2,544        15,598
   Scudder Small Cap Growth Portfolio - Class B (Cost $112,112)                      10,228       136,232        9,434        27,865
   Scudder Strategic Income Portfolio - Class B (Cost $227,925)                      19,358       221,256      187,561       152,316
   Scudder Technology Growth Portfolio - Class B (Cost $59,851)                       7,662        70,570          196         2,832
   Scudder Templeton Foreign Value Portfolio (Cost $293,048)                         26,892       307,379      296,521         3,455
   Scudder Total Return Portfolio - Class B (Cost $27,116)                            1,263        28,692       11,629        17,696
   SVS Davis Venture Value Portfolio - Class B (Cost $317,080)                       29,195       364,068      123,895        71,549
   SVS Dreman Financial Services Portfolio - Class B (Cost $149,596)                 11,967       159,164       73,425        20,754
   SVS Dreman High Return Equity Portfolio - Class B (Cost $919,368)                 74,341       995,431    1,087,184       543,264
   SVS Dreman Small Cap Value Portfolio - Class B (Cost $254,689)                    14,225       283,502      142,127        78,619
   SVS Eagle Focused Large Cap Growth Portfolio - Class B (Cost $0)                       -             -        4,556       128,491
   SVS Focus Value & Growth Portfolio - Class B (Cost $0)                                 -             -          273        27,949
   SVS II Scudder Large Cap Value Portfolio - Class B (Cost $172,545)                11,819       186,626       34,529        30,020
   SVS Index 500 Portfolio - Class B (Cost $0)                                            -             -        9,845       117,646
   SVS Janus Growth And Income Portfolio - Class B (Cost $115,927)                   12,801       140,426       49,062        41,707
   SVS Janus Growth Opportunities Portfolio - Class B (Cost $17,707)                  2,567        21,233        3,255         1,703
   SVS MFS Strategic Value Portfolio - Class B (Cost $155,172)                       14,437       154,906       43,600         4,786

                                                                                        FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                  --------------------------------------------------
INVESTMENTS                                                                         NO. OF       MARKET       COST OF     PROCEEDS
                                                                                    SHARES       VALUE       PURCHASES   FROM SALES
                                                                                  ---------   -----------   ----------   -----------
SCUDDER VARIABLE SERIES II (CONTINUED)
   SVS Oak Strategic Equity Portfolio - Class B (Cost $87,837)                       14,171   $    93,244   $   15,567   $    16,211
   SVS Turner Mid Cap Growth Portfolio - Class B (Cost $33,309)                       3,583        38,987        6,009        27,531
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $6,616,539)                                                       695,601     7,059,337    6,086,130     3,083,377
                                                                                  ---------   -----------   ----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.1%)
   Smith Barney Dividend Strategy Portfolio (Cost $88,862)                           10,111        87,866       48,358         2,874
   Smith Barney Premier Selections All Cap Growth Portfolio (Cost $0)                     -             -            -         1,313
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $88,862)                                                           10,111        87,866       48,358        4,187
                                                                                  ---------   -----------   ----------   -----------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (9.9%)
   Multiple Discipline Portfolio - All Cap Growth and Value
      (Cost $2,531,944)                                                             178,886     2,726,218    1,147,945       699,852
   Multiple Discipline Portfolio - Balanced All Cap Growth and Value (Cost
      $3,653,345)                                                                   288,534     3,880,777      953,804       850,463
   Multiple Discipline Portfolio - Global All Cap Growth and Value (Cost
      $1,661,263)                                                                   111,372     1,800,888      497,963        42,908
   Multiple Discipline Portfolio - Large Cap Growth and Value
      (Cost $53,348)                                                                  3,865        56,538       19,511        19,574
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $7,899,900)                                                       582,657     8,464,421    2,619,223     1,612,797
                                                                                  ---------   -----------   ----------   -----------

THE ALGER AMERICAN FUND (0.3%)
   Alger American Balanced Portfolio - Class S Shares (Cost $124,400)                 9,609       140,381        5,379       106,837
   Alger American Leveraged AllCap Portfolio - Class S Shares (Cost $99,179)          3,493       120,294        1,238         8,192
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $223,579)                                                          13,102       260,675        6,617      115,029
                                                                                  ---------   -----------   ----------   -----------

THE TRAVELERS SERIES TRUST (16.3%)
   AIM Capital Appreciation Portfolio (Cost $218,534)                                20,719       240,543       92,098        44,493
   Convertible Securities Portfolio (Cost $1,884,758)                               156,488     1,854,386      447,376       765,694
   Disciplined Mid Cap Stock Portfolio (Cost $233,627)                               11,703       256,987      181,189        54,496
   Equity Income Portfolio (Cost $990,446)                                           58,370     1,031,987      575,448       109,171
   Federated High Yield Portfolio (Cost $222,786)                                    25,902       228,971      146,906        51,800
   Federated Stock Portfolio (Cost $18,281)                                           1,172        20,447        7,766         4,137
   Large Cap Portfolio (Cost $156,749)                                               11,256       170,421      130,769         7,045
   Managed Allocation Series: Aggressive Portfolio (Cost $15,321)                     1,385        15,564       15,362            41
   Managed Allocation Series: Conservative Portfolio (Cost $15,097)                   1,453        15,027       15,105             8
   Managed Allocation Series: Moderate Portfolio (Cost $812,631)                     76,091       821,779      820,673         8,118
   Managed Allocation Series: Moderate-Aggressive Portfolio (Cost $445,697)          42,313       462,055      448,666         3,033
   Managed Allocation Series: Moderate-Conservative Portfolio
     (Cost $195,428)                                                                 18,807       198,983      197,461         2,061
   Mercury Large Cap Core Portfolio (Cost $899,325)                                 102,170     1,036,006      563,771        57,551
   MFS Emerging Growth Portfolio (Cost $0)                                                -             -            -        43,030
   MFS Mid Cap Growth Portfolio (Cost $101,602)                                      13,710       110,910       88,888        47,034
   MFS Total Return Portfolio (Cost $2,802,346)                                     164,586     2,705,801    1,973,582       407,643
   MFS Value Portfolio (Cost $605,980)                                               48,009       597,235      776,405       278,781
   Mondrian International Stock Portfolio (Cost $941,358)                            83,779     1,047,235      708,438        79,886
   Pioneer Fund Portfolio (Cost $442,197)                                            37,516       478,335      310,290       152,049
   Pioneer Mid Cap Value Portfolio (Cost $5,113)                                        469         5,058       10,671         5,546
   Pioneer Strategic Income Portfolio (Cost $1,070,375)                             112,207     1,046,894      813,860        84,790
   Strategic Equity Portfolio (Cost $47,765)                                          2,816        50,103       16,363        26,574
   Style Focus Series: Small Cap Growth Portfolio (Cost $32,313)                      2,921        33,070       32,571           263
   Style Focus Series: Small Cap Value Portfolio (Cost $46,523)                       4,178        46,756       46,756           233
   Travelers Managed Income Portfolio (Cost $414,088)                                36,318       400,593      438,702       247,449
   Travelers Quality Bond Portfolio (Cost $322,778)                                  28,716       321,911      210,818       243,319
   U.S. Government Securities Portfolio (Cost $512,185)                              39,008       518,420      422,329        88,163
   Van Kampen Enterprise Portfolio (Cost $162,300)                                   13,464       171,393      134,408         3,570
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $13,615,603)                                                    1,115,526    13,886,870    9,626,671     2,815,978
                                                                                  ---------   -----------   ----------   -----------

                                                                                        FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                  --------------------------------------------------
                                                                                    NO. OF       MARKET       COST OF     PROCEEDS
INVESTMENTS                                                                         SHARES       VALUE       PURCHASES   FROM SALES
                                                                                  ---------   -----------   ----------   -----------
TRAVELERS SERIES FUND INC. (5.6%)
   SB Adjustable Rate Income Portfolio - Class I Shares (Cost $2,419,650)           240,572   $ 2,391,284   $  782,464   $ 1,443,672
   Smith Barney Aggressive Growth Portfolio (Cost $690,475)                          54,399       808,914      407,216       223,536
   Smith Barney High Income Portfolio (Cost $589,090)                                77,287       551,055      361,708       175,232
   Smith Barney Large Capitalization Growth Portfolio (Cost $272,174)                19,306       291,525      201,346         6,553
   Smith Barney Mid Cap Core Portfolio (Cost $157,382)                               11,931       170,376      103,607       362,487
   Smith Barney Money Market Portfolio (Cost $482,976)                              482,976       482,976     1,736,26     2,552,477
   Social Awareness Stock Portfolio (Cost $67,711)                                    2,813        70,855       28,997         4,288
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $4,679,458)                                                       889,284     4,766,985    3,621,605     4,768,245
                                                                                  ---------   -----------   ----------   -----------

VAN KAMPEN LIFE INVESTMENT TRUST (1.6%)
   Comstock Portfolio - Class II Shares (Cost $1,208,244)                            93,912     1,281,901      856,615       187,448
   Emerging Growth Portfolio - Class I Shares (Cost $39,994)                          1,675        46,925       14,489         3,341
   Enterprise Portfolio - Class II Shares (Cost $1)                                       -             -           12         2,526
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $1,248,239)                                                        95,587     1,328,826      871,116       193,315
                                                                                  ---------   -----------   ----------   -----------

VARIABLE ANNUITY PORTFOLIOS (0.0%)
   Smith Barney Small Cap Growth Opportunities Portfolio
      Total (Cost $21,372)                                                            1,997        21,650       22,318         2,026
                                                                                  ---------   -----------   ----------   -----------

VARIABLE INSURANCE PRODUCTS FUND (5.1%)
   Contrafund(R) Portfolio - Service Class (Cost $510,559)                           19,000       587,663      344,115        10,008
   Contrafund(R) Portfolio - Service Class 2 (Cost $1,503,320)                       57,794     1,773,690    1,086,578       449,120
   Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $82,268)           11,355        97,427       50,056         8,258
   Mid Cap Portfolio - Service Class 2 (Cost $1,554,382)                             53,240     1,845,847    1,176,706       234,208
                                                                                  ---------   -----------   ----------   -----------
      Total (Cost $3,650,529)                                                       141,389     4,304,627    2,657,455       701,594
                                                                                  ---------   -----------   ----------   -----------

6. FINANCIAL HIGHLIGHTS

                                                                                                           EXPENSE        TOTAL
                                                   YEAR             UNIT VALUE    NET    INVESTMENT (1)    RATIO (2)     RETURN (3)
                                                  ENDED    UNITS    LOWEST TO    ASSETS     INCOME        LOWEST TO     LOWEST TO
                                                  DEC 31  (000S)   HIGHEST ($)  ($000S)     RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                                  ------  ------  ------------- -------  --------------  -----------  --------------
CAPITAL APPRECIATION FUND                           2005     439  1.661 - 1.693     739               -  1.70 - 2.40  (1.00) - 17.34
                                                    2004     139  1.447 - 1.457     202               -  1.70 - 2.10   14.57 - 17.50
                                                    2003       5          1.240       6            0.05         1.70           24.00

HIGH YIELD BOND TRUST                               2005     298  1.053 - 1.064     315            0.01  1.70 - 2.30   (0.94) - 2.23
                                                    2004      78  1.063 - 1.068      84           12.51  1.70 - 2.30     4.22 - 7.58

MANAGED ASSETS TRUST                                2005     156  1.089 - 1.099     171            0.02  1.70 - 2.20     1.68 - 5.01
                                                    2004     109  1.073 - 1.076     118            4.23  1.70 - 2.10     7.09 - 7.60

MONEY MARKET PORTFOLIO                              2005     669  0.975 - 0.997     666            2.83  1.70 - 2.50     0.31 - 1.12
                                                    2004     906  0.972 - 0.986     887            1.38  1.70 - 2.50   (1.02) - 0.00
                                                    2003     251          0.992     250            0.52         1.70          (0.80)
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Utilities Fund                           2005      90  1.460 - 1.490     133            2.08  1.70 - 2.50   13.97 - 14.88
                                                    2004     106  1.281 - 1.297     136            1.71  1.70 - 2.50    0.08 - 21.18
                                                    2003      37  1.063 - 1.067      39            2.58  1.90 - 2.50    4.52 - 10.36
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                             2005      32  1.458 - 1.474      46            2.18  1.80 - 2.20     2.39 - 2.72
                                                    2004     243  1.424 - 1.435     346            0.70  1.80 - 2.20     1.42 - 9.29
                                                    2003     155  1.309 - 1.313     203            0.81  1.80 - 2.20   29.74 - 30.90
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                             2005      60  1.407 - 1.439      86               -  1.70 - 2.50   12.02 - 12.95
                                                    2004      55  1.256 - 1.274      70               -  1.70 - 2.50     4.93 - 6.52
                                                    2003       5  1.193 - 1.196       6               -  1.70 - 2.10    6.90 - 19.60
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares               2005   1,538  1.323 - 1.720   2,602            0.67  1.70 - 2.60    5.59 - 12.20
                                                    2004     705  1.509 - 1.533   1,075            0.28  1.70 - 2.60    7.85 - 15.36
                                                    2003      35  1.367 - 1.373      48            0.25  1.80 - 2.40    5.87 - 37.30

  Growth Fund - Class 2 Shares                      2005   4,231  1.139 - 1.708   7,067            0.80  1.70 - 2.70    6.33 - 14.25
                                                    2004   2,390  1.471 - 1.495   3,548            0.32  1.70 - 2.60    6.03 - 13.82
                                                    2003     200  1.344 - 1.350     269            0.14  1.80 - 2.40   11.32 - 34.60

  Growth-Income Fund - Class 2 Shares               2005   3,529  1.191 - 1.493   5,193            1.52  1.70 - 2.60     3.12 - 7.10
                                                    2004   2,237  1.412 - 1.435   3,188            1.89  1.70 - 2.60     5.24 - 8.40
                                                    2003     148  1.315 - 1.321     194            2.01  1.80 - 2.40    5.19 - 31.18
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets Portfolio    2005      37  2.000 - 2.041      76            0.70  1.70 - 2.50   24.77 - 25.75
                                                    2004      38  1.603 - 1.623      62            0.41  1.70 - 2.50    3.91 - 24.56
                                                    2003       1          1.315       1               -         2.50           31.50

  Credit Suisse Trust Global Small Cap Portfolio    2005      22  1.609 - 1.626      35               -  2.10 - 2.50   13.31 - 13.79
                                                    2004      25  1.420 - 1.438      35               -  1.70 - 2.50   10.36 - 15.07
                                                    2003       1          1.234       1               -         2.50           23.40
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class         2005     483  1.733 - 1.772     849            1.83  1.70 - 2.50    0.35 - 11.98
                                                    2004     346  1.658 - 1.681     578            0.38  1.70 - 2.50    1.78 - 29.11
                                                    2003       6  1.298 - 1.302       8               -  1.70 - 2.10   13.66 - 30.20

                                                                                                           EXPENSE        TOTAL
                                                   YEAR            UNIT VALUE      NET   INVESTMENT (1)   RATIO (2)     RETURN (3)
                                                  ENDED   UNITS    LOWEST TO     ASSETS     INCOME         LOWEST TO    LOWEST TO
                                                  DEC 31  (000S)  HIGHEST ($)   ($000S)    RATIO (%)     HIGHEST (%)   HIGHEST (%)
                                                  ------  ------  ------------- -------  --------------  -----------  --------------
DREYFUS INVESTMENT PORTFOLIO
  Dreyfus MidCap Stock Portfolio -
    Service Shares                                  2005     118  1.383 - 1.411     166               -  1.70 - 2.50     6.04 - 7.06
                                                    2004      80  1.301 - 1.318     105            0.33  1.70 - 2.50    7.94 - 11.87
                                                    2003       8  1.168 - 1.171       9            0.34  2.10 - 2.50    6.45 - 16.80
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  Dreyfus Socially Responsible Growth
    Fund, Inc.- Service Shares                      2005     240  1.169 - 1.181     284               -  2.10 - 2.50     0.86 - 1.20
                                                    2004      94  1.159 - 1.167     110            0.33  2.10 - 2.50     3.30 - 6.48
                                                    2003       3          1.122       3               -         2.50           12.20
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation Portfolio -
    Initial Shares                                  2005      86  1.268 - 1.286     110            0.02  1.70 - 2.20     2.25 - 3.17
                                                    2004     127  1.244 - 1.253     159            2.79  1.70 - 2.10     2.81 - 3.30
                                                    2003       6  1.210 - 1.213       7            1.81  1.70 - 2.10   10.50 - 21.30
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares                      2005     259  1.481 - 1.514     389               -  1.70 - 2.50    3.21 - 10.84
                                                    2004     192  1.435 - 1.455     279            0.65  1.70 - 2.50     1.26 - 9.48
                                                    2003       3          1.329       4            0.03         1.70           32.90
FAM VARIABLE SERIES FUNDS, INC.
  Mercury Global Allocation V.I. Fund -
    Class III                                       2005     933  1.284 - 1.306   1,209            2.71  1.70 - 2.50    7.45 - 10.16
                                                    2004     645  1.195 - 1.206     774           10.36  1.70 - 2.50    8.81 - 12.29
                                                    2003       1          1.074       1            2.93         1.70            7.40
  Mercury Value Opportunities V.I. Fund
    - Class III                                     2005     611  1.282 - 1.304     791            0.86  1.70 - 2.50    0.70 - 19.14
                                                    2004     368  1.193 - 1.204     442               -  1.70 - 2.50    8.51 - 19.60
                                                    2003       1          1.067       1            0.14         1.70            6.70
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Income Securities Fund -
    Class II Shares                                 2005     395  1.027 - 1.031     407            1.82  1.80 - 2.40   (3.47) - 3.10
  Franklin Small-Mid Cap Growth
    Securities Fund - Class 2 Shares                2005     165  1.541 - 1.575     256               -  1.80 - 2.60     2.12 - 5.59
                                                    2004      66  1.509 - 1.530     100               -  1.80 - 2.60     1.41 - 9.44
                                                    2003       2          1.398       3               -         1.80           39.80

  Mutual Shares Securities Fund - Class 2
    Shares                                          2005     641  1.493 - 1.522     967            0.94  1.70 - 2.40     7.95 - 8.71
                                                    2004     346  1.383 - 1.400     482            0.72  1.70 - 2.40    6.55 - 11.35
                                                    2003      88  1.259 - 1.265     110            0.94  1.70 - 2.30   11.00 - 26.00
  Templeton Developing Markets
    Securities Fund - Class 2 Shares                2005     953  1.203 - 2.220   2,077            1.26  1.70 - 2.70    7.22 - 25.28
                                                    2004     305  1.748 - 1.772     538            0.45  1.70 - 2.50    4.55 - 24.26
                                                    2003       1          1.445       1            1.09         1.70           44.50
  Templeton Foreign Securities Fund -
    Class 2 Shares                                  2005     936  1.067 - 1.778   1,578            1.00  1.70 - 2.70     2.11 - 8.35
                                                    2004     410  1.615 - 1.641     668            0.30  1.70 - 2.60    1.81 - 19.26
                                                    2003       1          1.407       1            1.68         1.80           40.70
  Templeton Growth Securities Fund -
    Class 2 Shares                                  2005  1 ,209  1.310 - 1.689   2,019            1.11  1.70 - 2.50     3.89 - 7.03
                                                    2004     420  1.556 - 1.578     659            0.95  1.70 - 2.50    1.43 - 14.10
                                                    2003      13  1.377 - 1.383      18            0.33  1.70 - 2.30    7.82 - 38.30

                                                                                                           EXPENSE        TOTAL
                                                   YEAR           UNIT VALUE      NET    INVESTMENT (1)   RATIO (2)     RETURN (3)
                                                  ENDED   UNITS    LOWEST TO     ASSETS     INCOME        LOWEST TO     LOWEST TO
                                                  DEC 31  (000S)  HIGHEST ($)   ($000S)    RATIO (%)     HIGHEST (%)    HIGHEST (%)
                                                  ------  ------  ------------- -------  --------------  -----------  --------------
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                            2005     443  1.311 - 1.340     589            1.00  1.80 - 2.60     0.76 - 2.45
                                                    2004     207  1.290 - 1.308     269            3.74  1.80 - 2.60     1.64 - 9.25
                                                    2003      16          1.224      19            0.83         1.80           22.40

  Diversified Strategic Income Portfolio            2005     287  1.125 - 1.138     323            6.14  1.80 - 2.20     0.36 - 0.80
                                                    2004     169  1.121 - 1.129     190           12.75  1.80 - 2.20     3.32 - 4.83
                                                    2003       1          1.077       1            5.96         1.80            7.70

  Equity Index Portfolio - Class II Shares          2005   1,354  1.378 - 1.405   1,888            2.01  1.70 - 2.40   (0.78) - 4.79
                                                    2004     683  1.357 - 1.371     931            2.58  1.70 - 2.30     5.63 - 8.38
                                                    2003      24  1.261 - 1.265      30            2.72  1.70 - 2.10    4.04 - 26.50

  Fundamental Value Portfolio                       2005     414  1.035 - 1.542     618            0.98  1.80 - 2.70     0.86 - 6.37
                                                    2004     271  1.482 - 1.498     404            1.28  1.80 - 2.40     1.43 - 6.24
                                                    2003      12  1.403 - 1.410      17            0.81  1.80 - 2.40   12.06 - 40.30
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares                    2005     160  1.518 - 1.552     246               -  1.70 - 2.50    7.13 - 13.41
                                                    2004     132  1.417 - 1.437     189               -  1.70 - 2.50     4.54 - 9.59
                                                    2003       2          1.339       3               -         1.70           33.90
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares                    2005      31  1.383 - 1.399      43            0.39  1.70 - 2.10     1.47 - 1.89
                                                    2004      26  1.363 - 1.373      35            2.21  1.70 - 2.10     5.58 - 6.60
                                                    2003       1          1.288       1            0.29         1.70           28.80
JANUS ASPEN SERIES
  Global Life Sciences Portfolio -
    Service Shares                                  2005      77  1.468 - 1.493     114               -  1.70 - 2.30    9.72 - 10.43
                                                    2004      78  1.338 - 1.352     105               -  1.70 - 2.30  (0.52) - 12.29
                                                    2003       1          1.204       1               -         1.70           20.40

  Global Technology Portfolio - Service Shares      2005      54  1.523 - 1.548      82               -  1.70 - 2.30     9.02 - 9.63
                                                    2004      64  1.397 - 1.412      89               -  1.70 - 2.30   (1.12) - 2.57
                                                    2003       1          1.428       1               -         1.70           42.80

  Mid Cap Growth Portfolio - Service Shares         2005      22  1.678 - 1.716      37               -  1.80 - 2.60    9.17 - 10.07
                                                    2004      22  1.537 - 1.559      34               -  1.80 - 2.60    3.22 - 18.29
                                                    2003      10  1.314 - 1.318      13               -  1.80 - 2.20   14.76 - 30.62

  Worldwide Growth Portfolio - Service Shares       2005       2  1.369 - 1.377       2            0.85  1.70 - 1.90     3.56 - 3.77
                                                    2004       4  1.322 - 1.327       5            1.04  1.70 - 1.90     1.93 - 2.79
                                                    2003       2          1.291       3            0.83         1.70           29.10
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio             2005     271  1.503 - 1.540     414               -  1.70 - 2.60   (2.34) - 4.64
                                                    2004     157  1.493 - 1.506     235               -  1.70 - 2.20    1.42 - 19.25
                                                    2003       1          1.333       1               -         1.70           33.30
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                       2005   1,428  1.020 - 1.396   1,957            1.14  1.70 - 2.70     0.74 - 5.01
                                                    2004     851  1.357 - 1.376   1,163            3.24  1.70 - 2.50   10.25 - 12.71
                                                    2003      14  1.239 - 1.242      17            2.09  1.70 - 2.10    7.65 - 24.20

  Mid-Cap Value Portfolio                           2005   1,061  1.390 - 1.631   1,712            0.51  1.70 - 2.60     4.28 - 6.39
                                                    2004     657  1.510 - 1.533   1,001            0.69  1.70 - 2.60    0.20 - 21.96
                                                    2003      25  1.251 - 1.257      32            1.00  1.70 - 2.40    7.73 - 25.70

                                                                                                         EXPENSE        TOTAL
                                                  YEAR            UNIT VALUE      NET   INVESTMENT (1)   RATIO (2)     RETURN (3)
                                                 ENDED   UNITS    LOWEST TO     ASSETS     INCOME        LOWEST TO    LOWEST TO
                                                 DEC 31  (000S)  HIGHEST ($)   ($000S)    RATIO (%)     HIGHEST (%)   HIGHEST (%)
                                                 ------  ------  ------------- -------  --------------  -----------  --------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                                 2005     303  1.099 - 1.114     336            0.97  1.70 - 2.50      3.10 - 3.92
                                                   2004     199  1.066 - 1.072     213               -  1.70 - 2.50      4.80 - 9.22
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative Class     2005   1,558  1.097 - 1.124   1,741            2.81  1.70 - 2.60    (0.54) - 0.36
                                                   2004   1,171  1.103 - 1.120   1,305            1.23  1.70 - 2.60      0.82 - 7.07
                                                   2003      12  1.042 - 1.046      13            0.52  1.70 - 2.20    (0.48) - 4.60

  Total Return Portfolio - Administrative Class    2005   3,151  0.994 - 1.063   3,324            3.48  1.70 - 2.70    (1.29) - 1.85
                                                   2004   2,170  1.038 - 1.055   2,277            2.04  1.70 - 2.60    (0.10) - 3.13
                                                   2003      51  1.016 - 1.023      52            1.92  1.70 - 2.60    (1.35) - 2.72
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                                2005      36  1.706 - 1.740      62            1.68  1.70 - 2.40     9.57 - 10.34
                                                   2004      50  1.557 - 1.577      78            0.46  1.70 - 2.40    10.66 - 14.28
                                                   2003       4  1.376 - 1.380       5            0.38  1.70 - 2.10    15.53 - 35.56
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                      2005     333  1.987 - 2.020     671            0.12  1.70 - 2.30      3.56 - 5.21
                                                   2004     183  1.900 - 1.920     350            0.05  1.70 - 2.30    14.43 - 24.11
                                                   2003      11  1.542 - 1.547      17            0.15  1.70 - 2.10     4.05 - 54.70
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                           2005     274  1.499 - 1.533     415            0.79  1.70 - 2.50      1.49 - 2.27
                                                   2004     312  1.477 - 1.499     464            0.95  1.70 - 2.50     1.03 - 10.08
                                                   2003     105  1.402 - 1.407     148            0.26  1.70 - 2.20    13.60 - 40.20

  Investors Fund - Class I                         2005     162  1.041 - 1.511     228            1.47  1.70 - 2.70      4.20 - 6.66
                                                   2004      92  1.430 - 1.443     132            4.13  1.70 - 2.20     0.56 - 12.73
                                                   2003       -          1.329       -            0.03         1.70            32.90

  Large Cap Growth Fund - Class I                  2005      79  1.400 - 1.419     111            0.02  1.70 - 2.20     3.08 - 13.54
                                                   2004      39  1.362 - 1.372      53            0.50  1.70 - 2.10  (3.68) - (1.15)
                                                   2003       1          1.388       1            0.03         1.70            38.80

  Small Cap Growth Fund - Class I                  2005     269  1.755 - 1.790     475               -  1.70 - 2.40      1.56 - 3.17
                                                   2004     142  1.720 - 1.735     244               -  1.70 - 2.20     7.09 - 23.63
                                                   2003      12  1.527 - 1.533      18               -  1.70 - 2.20    25.06 - 53.30
SCUDDER INVESTMENTS VIT FUNDS
  Scudder Real Estate Securities
    Portfolio - Class B                            2005     216  1.610 - 1.640     352            2.33  1.70 - 2.40      3.87 - 9.48
                                                   2004     190  1.479 - 1.498     283            0.52  1.70 - 2.50    17.97 - 37.21
                                                   2003      63  1.160 - 1.165      73               -  1.70 - 2.50     1.13 - 16.98

  Scudder VIT Equity 500 Index Fund - Class B2     2005     101  1.005 - 1.007     102               -  1.70 - 2.30      0.50 - 0.70
SCUDDER VARIABLE SERIES I
  Capital Growth Portfolio - Class B               2005     145  1.234 - 1.260     181            0.19  1.70 - 2.50     5.83 - 10.24
                                                   2004      45  1.166 - 1.177      53            0.13  1.90 - 2.50      4.86 - 5.56
                                                   2003      27  1.112 - 1.115      30               -  1.90 - 2.50     3.91 - 11.20

  Global Discovery Portfolio - Class B             2005      60  1.728 - 1.764     105            0.33  1.70 - 2.50    14.77 - 16.13
                                                   2004      20  1.500 - 1.519      30               -  1.70 - 2.50    18.42 - 21.04
                                                   2003       4  1.249 - 1.255       5               -  1.70 - 2.50     2.45 - 24.90

                                                                                                          EXPENSE        TOTAL
                                                  YEAR             UNIT VALUE      NET   INVESTMENT (1)   RATIO (2)     RETURN (3)
                                                 ENDED   UNITS     LOWEST TO     ASSETS      INCOME        LOWEST TO      LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)    RATIO (%)     HIGHEST (%)    HIGHEST (%)
                                                 ------  ------  -------------  -------  --------------  -----------  -------------
SCUDDER VARIABLE SERIES I (CONTINUED)
  Growth and Income Portfolio - Class B            2005     109  1.248 - 1.267      138            0.82  1.70 - 2.30    3.40 - 3.94
                                                   2004     146  1.204 - 1.219      177            0.43  1.70 - 2.50    7.12 - 7.97
                                                   2003      97  1.124 - 1.129      110               -  1.70 - 2.50   1.71 - 12.40

  Health Sciences Portfolio - Class B              2005     277  1.269 - 1.282      355               -  1.70 - 2.10    5.84 - 6.21
                                                   2004     122  1.192 - 1.207      146               -  1.70 - 2.50    1.43 - 7.12
                                                   2003      29  1.119 - 1.123       32               -  1.90 - 2.50   4.66 - 11.90

  International Portfolio - Class B                2005      84  1.511 - 1.543      129            1.47  1.70 - 2.50  12.85 - 14.25
                                                   2004      65  1.339 - 1.356       88            0.86  1.70 - 2.50  13.38 - 14.33
                                                   2003      32  1.181 - 1.186       38               -  1.70 - 2.50   2.95 - 18.10

  SVS I Scudder Bond Portfolio - Class B           2005       2          0.993        2               -         2.40         (0.70)
SCUDDER VARIABLE SERIES II
  Scudder Blue Chip Portfolio - Class B            2005     127  1.389 - 1.418      179            0.58  1.70 - 2.50    7.01 - 7.83
                                                   2004     101  1.298 - 1.315      132            0.21  1.70 - 2.50   8.50 - 13.66
                                                   2003      28  1.152 - 1.157       32               -  1.70 - 2.50   5.58 - 15.20
  Scudder Conservative Income Strategy
    Portfolio - Class B                            2005     312  1.055 - 1.061      330               -  1.70 - 2.10    1.34 - 1.82
                                                   2004     146  1.041 - 1.042      152               -  1.70 - 2.10    2.46 - 4.20

  Scudder Fixed Income Portfolio - Class B         2005     841  0.996 - 1.014      848            2.52  1.70 - 2.40  (0.40) - 0.10
                                                   2004     497  1.000 - 1.013      501            2.56  1.70 - 2.50    1.52 - 3.72
                                                   2003     235  0.985 - 0.990      233               -  1.70 - 2.50  (1.50) - 2.38

  Scudder Global Blue Chip Portfolio - Class B     2005      32  1.568 - 1.584       50               -  2.10 - 2.50  19.51 - 20.00
                                                   2004      42  1.312 - 1.324       55            0.50  1.90 - 2.50   7.17 - 11.96
                                                   2003      18  1.177 - 1.179       22               -  2.10 - 2.50   6.31 - 17.70
  Scudder Government & Agency Securities
    Portfolio - Class B                            2005      91  0.998 - 1.018       92            3.61  1.70 - 2.50  (0.70) - 0.49
                                                   2004      77  1.000 - 1.013       78            2.25  1.70 - 2.50    0.60 - 1.41
                                                   2003      80  0.992 - 0.996       80               -  1.90 - 2.50  (0.80) - 1.02
  Scudder Growth & Income Strategy
    Portfolio - Class B                            2005     735  1.105 - 1.113      814               -  1.70 - 2.20    0.73 - 6.65
                                                   2004       1          1.077        1               -         1.70           7.70

  Scudder Growth Strategy Portfolio - Class B      2005     140  1.136 - 1.142      159               -  1.70 - 2.10    3.84 - 4.20
                                                   2004      27  1.094 - 1.096       30               -  1.70 - 2.10    6.01 - 9.60

  Scudder High Income Portfolio - Class B          2005     411  1.206 - 1.225      501            7.14  1.70 - 2.30    1.09 - 1.66
                                                   2004     217  1.190 - 1.205      260            5.80  1.70 - 2.50   8.45 - 11.58
                                                   2003     121  1.088 - 1.093      132               -  1.70 - 2.50    5.50 - 9.43
  Scudder Income & Growth Strategy
    Portfolio - Class B                            2005     157  1.078 - 1.087      170               -  1.70 - 2.30    2.08 - 2.64
                                                   2004       1          1.059        1               -         1.70           5.90
  Scudder International Select Equity
    Portfolio - Class B                            2005     331  1.545 - 1.573      518            2.49  1.70 - 2.40  11.07 - 17.35
                                                   2004     126  1.386 - 1.403      175            0.32  1.70 - 2.50  12.64 - 16.57
                                                   2003      42  1.206 - 1.211       50               -  1.70 - 2.50   2.63 - 20.60

                                                                                                          EXPENSE        TOTAL
                                                   YEAR           UNIT VALUE      NET   INVESTMENT (1)   RATIO (2)     RETURN (3)
                                                  ENDED  UNITS    LOWEST TO     ASSETS     INCOME        LOWEST TO     LOWEST TO
                                                  DEC 31 (000S)   HIGHEST ($)  ($000S)    RATIO (%)     HIGHEST (%)    HIGHEST (%)
                                                  ------ ------  ------------- -------  -------------- ------------ ----------------
SCUDDER VARIABLE SERIES II (CONTINUED)
  Scudder Mercury Large Cap Core Portfolio          2005     50          1.151      58            0.12         1.70             8.18

  Scudder Mid-Cap Growth Portfolio - Class B        2005      1  1.312 - 1.339       1               -  1.70 - 2.50    11.85 - 12.62
                                                    2004      1          1.173       1               -         2.50             1.03
                                                    2003      1          1.161       1               -         2.50            16.10

  Scudder Money Market Portfolio - Class B          2005    109  0.967 - 0.987     107            2.51  1.70 - 2.50    (0.10) - 0.71
                                                    2004     60  0.968 - 0.980      59            0.60  1.70 - 2.50  (1.93) - (0.91)
                                                    2003     22  0.987 - 0.990      22            0.14  1.90 - 2.50  (1.30) - (0.40)

  Scudder Salomon Aggressive Growth Portfolio       2005     22  1.407 - 1.428      31               -  1.90 - 2.50     6.98 - 11.04
                                                    2004     31  1.274 - 1.286      40               -  1.90 - 2.50      8.70 - 9.35
                                                    2003     12  1.172 - 1.176      15               -  1.90 - 2.50     1.82 - 17.20

  Scudder Small Cap Growth Portfolio - Class B      2005    106  1.274 - 1.293     136               -  1.70 - 2.30      4.11 - 4.87
                                                    2004    118  1.217 - 1.233     145               -  1.70 - 2.50     4.27 - 13.38
                                                    2003     29  1.129 - 1.134      33               -  1.70 - 2.50     1.98 - 12.90

  Scudder Strategic Income Portfolio - Class B      2005    212  1.033 - 1.052     221            8.58  1.70 - 2.40    (0.95) - 0.19
                                                    2004    193  1.037 - 1.050     202               -  1.70 - 2.50      5.60 - 6.49
                                                    2003    112  0.982 - 0.986     110               -  1.70 - 2.50    (1.80) - 3.36

  Scudder Technology Growth Portfolio - Class B     2005     58  1.208 - 1.233      71            0.12  1.70 - 2.50      0.75 - 1.48
                                                    2004     59  1.199 - 1.215      71               -  1.70 - 2.50    (1.07) - 5.84
                                                    2003      5  1.212 - 1.216       6               -  1.90 - 2.50     2.96 - 21.20

  Scudder Templeton Foreign Value Portfolio         2005    272  1.125 - 1.133     307            1.16  1.70 - 2.40      4.91 - 8.28

  Scudder Total Return Portfolio - Class B          2005     25  1.114 - 1.137      29            1.71  1.70 - 2.50      1.36 - 2.16
                                                    2004     31  1.099 - 1.113      34            1.24  1.70 - 2.50      2.11 - 4.14
                                                    2003     28  1.060 - 1.062      29               -  2.10 - 2.50      2.02 - 6.00

  SVS Davis Venture Value Portfolio - Class B       2005    269  1.336 - 1.364     364            0.40  1.70 - 2.40      5.93 - 7.40
                                                    2004    223  1.254 - 1.270     282            0.02  1.70 - 2.50      6.16 - 9.48
                                                    2003     13  1.154 - 1.160      15               -  1.70 - 2.50     9.56 - 15.40
  SVS Dreman Financial Services
    Portfolio - Class B                             2005    132  1.189 - 1.213     159            1.53  1.70 - 2.50  (2.94) - (2.18)
                                                    2004     87  1.225 - 1.240     107            0.61  1.70 - 2.50      5.89 - 9.46
                                                    2003     14  1.126 - 1.129      16               -  2.10 - 2.50     3.39 - 12.60
  SVS Dreman High Return Equity
    Portfolio - Class B                             2005    727  1.354 - 1.375     995            1.17  1.70 - 2.30      5.12 - 9.24
                                                    2004    313  1.284 - 1.301     406            0.92  1.70 - 2.50    10.65 - 12.66
                                                    2003    122  1.159 - 1.164     142               -  1.70 - 2.50    12.49 - 16.75

  SVS Dreman Small Cap Value Portfolio - Class B    2005    172  1.631 - 1.660     283            0.38  1.70 - 2.40      6.74 - 7.93
                                                    2004    144  1.519 - 1.538     220            0.36  1.70 - 2.50    15.28 - 23.43
                                                    2003     27  1.241 - 1.246      34               -  1.70 - 2.50     1.71 - 24.10

                                                                                                        EXPENSE        TOTAL
                                                   YEAR           UNIT VALUE     NET    INVESTMENT (1)  RATIO (2)     RETURN (3)
                                                  ENDED  UNITS    LOWEST TO    ASSETS      INCOME       LOWEST TO     LOWEST TO
                                                  DEC 31 (000S)   HIGHEST ($)  ($000S)    RATIO (%)     HIGHEST (%)   HIGHEST (%)
                                                  ------ ------  ------------- -------  -------------- ------------ ----------------
SCUDDER VARIABLE SERIES II (CONTINUED)
  SVS II Scudder Large Cap Value
    Portfolio - Class B                             2005    150  1.234 - 1.253     187            1.35  1.70 - 2.30 (0.72) - (0.16)
                                                    2004    145  1.239 - 1.255     181            0.75  1.70 - 2.50     6.60 - 7.82
                                                    2003     26  1.159 - 1.164      31               -  1.70 - 2.50    2.37 - 15.90
  SVS Janus Growth And Income Portfolio
    - Class B                                       2005    105  1.318 - 1.345     140               -  1.70 - 2.50    9.02 - 16.61
                                                    2004     97  1.209 - 1.224     117               -  1.70 - 2.50     8.33 - 9.19
                                                    2003     23  1.116 - 1.121      26               -  1.70 - 2.50    2.00 - 11.60
  SVS Janus Growth Opportunities
    Portfolio - Class B                             2005     17  1.266 - 1.292      21               -  1.70 - 2.50    4.54 - 10.24
                                                    2004     15  1.211 - 1.219      18               -  2.10 - 2.50    9.39 - 12.04
                                                    2003      1          1.107       1               -         2.50           10.70

  SVS MFS Strategic Value Portfolio - Class B       2005    123  1.242 - 1.267     155            0.67  1.70 - 2.50 (3.04) - (2.31)
                                                    2004    101  1.281 - 1.297     131            0.06  1.70 - 2.50   14.48 - 15.39
                                                    2003     13  1.119 - 1.124      15               -  1.70 - 2.50    1.91 - 11.90

  SVS Oak Strategic Equity Portfolio - Class B      2005     85  1.090 - 1.113      93               -  1.70 - 2.50   (6.92) - 2.82
                                                    2004     83  1.171 - 1.185      97               -  1.70 - 2.50  (1.60) - 17.56
                                                    2003      4  1.190 - 1.193       4               -  2.10 - 2.50    2.05 - 19.00

  SVS Turner Mid Cap Growth Portfolio - Class B     2005     27  1.416 - 1.445      39               -  1.70 - 2.50     5.97 - 9.39
                                                    2004     43  1.305 - 1.321      56               -  1.70 - 2.50    1.23 - 11.33
                                                    2003      1          1.209       1               -         2.50           20.90
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy Portfolio          2005     73  1.190 - 1.210      88            2.72  1.80 - 2.40  (2.37) - (1.82)
                                                    2004     36  1.226 - 1.235      44            2.13  1.80 - 2.20     0.91 - 1.56
                                                    2003      1          1.216       1            0.43         1.80           21.60
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                            2005  1,974  1.362 - 1.393   2,726            0.36  1.80 - 2.60     2.56 - 3.41
                                                    2004  1,638  1.328 - 1.347   2,193            0.62  1.80 - 2.60     3.91 - 4.74
                                                    2003    276  1.278 - 1.286     354            0.09  1.80 - 2.60    9.74 - 28.22
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value               2005  3,114  1.100 - 1.258   3,881            1.20  1.80 - 2.60     1.57 - 2.61
                                                    2004  3,023  1.211 - 1.229   3,690            1.19  1.80 - 2.60     0.66 - 3.19
                                                    2003  1,124  1.184 - 1.191   1,333            0.93  1.80 - 2.60    3.58 - 19.10
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                        2005  1,221  1.460 - 1.484   1,801            0.76  1.80 - 2.40     4.06 - 4.65
                                                    2004    891  1.403 - 1.418   1,260            1.46  1.80 - 2.40    4.47 - 10.22
                                                    2003      7          1.310       9            0.21         1.80           31.00
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                            2005     42  1.331 - 1.353      57            0.58  1.80 - 2.40     1.29 - 3.02
                                                    2004     41  1.321 - 1.330      55            1.12  1.80 - 2.20     4.43 - 4.81
                                                    2003     10  1.265 - 1.269      13            0.61  1.80 - 2.20    5.77 - 26.90
THE ALGER AMERICAN FUND
  Alger American Balanced Portfolio -
    Class S Shares                                  2005    122  1.142 - 1.160     140            1.53  1.70 - 2.30     5.48 - 6.32
                                                    2004    210  1.077 - 1.091     228            1.21  1.70 - 2.50     1.70 - 4.52
                                                    2003    121  1.059 - 1.064     129               -  1.70 - 2.50     2.42 - 7.91
  Alger American Leveraged AllCap
    Portfolio - Class S Shares                      2005     91  1.316 - 1.323     120               -  2.10 - 2.30   11.53 - 11.74
                                                    2004     95  1.176 - 1.191     112               -  1.70 - 2.50     3.06 - 6.82
                                                    2003      3          1.118       3               -         2.50           11.80

                                                                                                         EXPENSE        TOTAL
                                                   YEAR           UNIT VALUE     NET    INVESTMENT (1)   RATIO (2)    RETURN (3)
                                                  ENDED   UNITS     LOWEST TO   ASSETS     INCOME       LOWEST TO     LOWEST TO
                                                  DEC 31  (000S)   HIGHEST ($) ($000S)     RATIO (%)    HIGHEST (%)  HIGHEST (%)
                                                  ------ ------  ------------- -------  -------------- ------------ ----------------
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio                2005    172  1.385 - 1.412     241            0.29  1.70 - 2.40    5.32 - 6.89
                                                    2004    136  1.305 - 1.321     179            0.40  1.70 - 2.40    0.15 - 4.68
                                                    2003      1          1.262       1               -         1.70          26.20

  Convertible Securities Portfolio                  2005  1,519  1.215 - 1.235   1,854            2.10  1.70 - 2.30  (1.94) - 3.48
                                                    2004  1,816  1.239 - 1.252   2,256            4.34  1.70 - 2.30    2.74 - 4.51
                                                    2003     27  1.194 - 1.198      32           11.05  1.70 - 2.10   4.37 - 19.80

  Disciplined Mid Cap Stock Portfolio               2005    151  1.691 - 1.710     257               -  1.70 - 2.10  10.09 - 10.54
                                                    2004     72  1.536 - 1.547     111            0.64  1.70 - 2.10  13.23 - 15.92
                                                    2003      2          1.351       3            0.29         1.70          35.10

  Equity Income Portfolio                           2005    710  1.432 - 1.468   1,032               -  1.70 - 2.60    0.90 - 6.55
                                                    2004    377  1.411 - 1.429     536            4.56  1.70 - 2.40   6.98 - 14.32
                                                    2003     11  1.318 - 1.323      15            1.10  1.70 - 2.20  12.65 - 32.30

  Federated High Yield Portfolio                    2005    182  1.241 - 1.269     229               -  1.70 - 2.50    0.08 - 2.79
                                                    2004    102  1.240 - 1.258     128           14.43  1.70 - 2.50    3.66 - 8.54
                                                    2003      3  1.156 - 1.159       3           16.99  1.70 - 2.10   0.52 - 15.90

  Federated Stock Portfolio                         2005     14  1.426 - 1.457      20               -  1.70 - 2.50    2.74 - 3.48
                                                    2004     11  1.388 - 1.408      16            1.31  1.70 - 2.50   4.60 - 10.86
                                                    2003      2          1.295       3            1.47         1.70          29.50

  Large Cap Portfolio                               2005    125  1.351 - 1.373     170               -  1.70 - 2.30 (1.30) - 11.29
                                                    2004     27  1.274 - 1.285      35            1.67  1.70 - 2.20    2.33 - 6.96
                                                    2003      2          1.227       2            0.39         1.70          22.70
  Managed Allocation Series:
    Aggressive Portfolio                            2005     15  1.025 - 1.027      16               -  1.70 - 2.30    0.49 - 2.50
  Managed Allocation Series:
    Conservative Portfolio                          2005     15          1.009      15            0.57         1.70           0.20

  Managed Allocation Series: Moderate Portfolio     2005    794  1.033 - 1.039     822            0.89  1.70 - 2.70    0.00 - 4.12
  Managed Allocation Series:
    Moderate-Aggressive Portfolio                   2005    440  1.048 - 1.052     462            0.80  1.70 - 2.40    1.65 - 5.20
  Managed Allocation Series:
    Moderate-Conservative Portfolio                 2005    195  1.022 - 1.025     199            1.13  1.70 - 2.30  (0.39) - 2.20

  Mercury Large Cap Core Portfolio                  2005    695  1.085 - 1.527   1,036               -  1.70 - 2.70   1.59 - 12.04
                                                    2004    311  1.366 - 1.386     429            1.40  1.70 - 2.50  10.52 - 13.98
                                                    2003     17  1.213 - 1.216      20            1.51  1.70 - 2.10   3.94 - 21.60

  MFS Mid Cap Growth Portfolio                      2005     74  1.477 - 1.502     111               -  1.70 - 2.30    0.88 - 7.43
                                                    2004     43  1.472 - 1.482      64               -  1.70 - 2.10  10.72 - 12.19
                                                    2003     13  1.317 - 1.321      17               -  1.70 - 2.10   1.62 - 32.10

  MFS Total Return Portfolio                        2005  2,102  1.267 - 1.299   2,706            2.78  1.70 - 2.60    0.32 - 2.22
                                                    2004    981  1.263 - 1.284   1,251            5.67  1.70 - 2.60   1.53 - 10.09
                                                    2003     28  1.166 - 1.171      33            4.18  1.70 - 2.30   5.23 - 16.75

                                                                                                          EXPENSE       TOTAL
                                                   YEAR           UNIT VALUE      NET   INVESTMENT (1)   RATIO (2)     RETURN (3)
                                                  ENDED  UNITS    LOWEST TO     ASSETS     INCOME        LOWEST TO     LOWEST TO
                                                  DEC 31 (000S)   HIGHEST ($)  ($000S)    RATIO (%)     HIGHEST (%)   HIGHEST (%)
                                                  ------ ------  ------------- -------  -------------- ------------ ----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Value Portfolio                               2005    514  1.157 - 1.172     597            2.13  1.70 - 2.50     2.99 - 7.53
                                                    2004     95  1.116 - 1.120     106            3.11  1.70 - 2.20    2.10 - 12.00

  Mondrian International Stock Portfolio            2005    661  1.063 - 1.627   1,047            0.05  1.70 - 2.70    4.94 - 10.38
                                                    2004    224  1.489 - 1.511     336            4.88  1.70 - 2.50   13.50 - 16.34
                                                    2003      1          1.327       1            1.82         1.70           32.70

  Pioneer Fund Portfolio                            2005    348  1.357 - 1.383     478               -  1.70 - 2.40     3.79 - 5.49
                                                    2004    226  1.318 - 1.327     298            1.64  1.70 - 2.10     8.70 - 9.31
                                                    2003      1          1.214       1            1.45         1.70           21.40

  Pioneer Mid Cap Value Portfolio                   2005      5  1.001 - 1.003       5            0.23  1.70 - 2.10            0.10

  Pioneer Strategic Income Portfolio                2005    944  1.102 - 1.114   1,047            5.53  1.70 - 2.40     1.29 - 2.21
                                                    2004    303  1.089 - 1.093     331           23.54  1.70 - 2.30     1.96 - 9.98

  Strategic Equity Portfolio                        2005     37  1.357 - 1.384      50            0.66  1.70 - 2.40   (0.58) - 5.98
                                                    2004     45  1.362 - 1.379      61            2.70  1.70 - 2.40     5.17 - 8.33
                                                    2003      2          1.273       3               -         1.70           27.30

  Style Focus Series: Small Cap Growth Portfolio    2005     31  1.067 - 1.072      33               -  1.90 - 2.70     1.23 - 7.00

  Style Focus Series: Small Cap Value Portfolio     2005     48  0.977 - 0.981      47            0.60  1.80 - 2.70   (2.00) - 5.15

  Travelers Managed Income Portfolio                2005    384  1.016 - 1.050     401            3.05  1.80 - 2.20   (0.86) - 0.48
                                                    2004    207  1.047 - 1.054     217           10.90  1.80 - 2.20   (0.66) - 0.96
                                                    2003      2          1.044       2            4.06         1.80            4.09

  Travelers Quality Bond Portfolio                  2005    310  1.028 - 1.048     322               -  1.70 - 2.40   (0.58) - 0.39
                                                    2004    335  1.037 - 1.049     349            7.41  1.70 - 2.30   (1.05) - 1.55
                                                    2003     36  1.029 - 1.033      38           17.30  1.70 - 2.10     1.58 - 3.30

  U.S. Government Securities Portfolio              2005    483  1.065 - 1.077     518               -  1.70 - 2.40   (1.20) - 2.57
                                                    2004    164  1.046 - 1.050     172           14.28  1.70 - 2.30     1.16 - 6.51

  Van Kampen Enterprise Portfolio                   2005    130  1.306 - 1.328     171            0.17  1.80 - 2.40     5.24 - 6.62
                                                    2004     26  1.241 - 1.254      32            0.64  1.80 - 2.40   (1.04) - 2.03
                                                    2003      1          1.229       1            0.15         1.80           22.90
TRAVELERS SERIES FUND INC.
  SB Adjustable Rate Income Portfolio -
    Class I Shares                                  2005  2,416  0.979 - 0.999   2,391            2.29  1.70 - 2.60   (0.31) - 0.60
                                                    2004  3,092  0.982 - 0.993   3,053            2.54  1.70 - 2.60 (1.10) - (0.20)
                                                    2003      1          0.998       1            0.34         1.70          (0.20)

  Smith Barney Aggressive Growth Portfolio          2005    534  1.267 - 1.542     809               -  1.80 - 2.60    4.68 - 15.29
                                                    2004    391  1.386 - 1.406     546               -  1.80 - 2.60     3.51 - 7.99
                                                    2003     98  1.296 - 1.302     128               -  1.80 - 2.40    6.32 - 29.80

                                                                                                          EXPENSE        TOTAL
                                                   YEAR            UNIT VALUE    NET    INVESTMENT (1)   RATIO (2)     RETURN (3)
                                                  ENDED  UNITS     LOWEST TO    ASSETS      INCOME       LOWEST TO     LOWEST TO
                                                  DEC 31 (000S)   HIGHEST ($)  ($000S)     RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                                  ------ ------  ------------- -------  -------------- ------------ ----------------
  TRAVELERS SERIES FUND INC. (CONTINUED)
    Smith Barney High Income Portfolio              2005    427  1.282 - 1.296     551            9.10  1.80 - 2.20     0.39 - 0.78
                                                    2004    306  1.277 - 1.286     392           22.47  1.80 - 2.20     6.21 - 8.43
                                                    2003      1          1.186       1            7.41         1.80           18.60
    Smith Barney Large Capitalization
      Growth Portfolio                              2005    218  1.050 - 1.410     292            0.19  1.80 - 2.70     0.29 - 8.24
                                                    2004     59  1.350 - 1.364      80            0.51  1.80 - 2.40 (4.26) - (1.45)
                                                    2003     15          1.384      21            0.03         1.80           38.40

    Smith Barney Mid Cap Core Portfolio             2005    115  1.482 - 1.499     170            0.40  1.80 - 2.20     5.93 - 6.39
                                                    2004    308  1.399 - 1.409     432               -  1.80 - 2.20     6.31 - 8.47
                                                    2003      1          1.299       1               -         1.80           30.03

    Smith Barney Money Market Portfolio             2005    490  0.970 - 0.991     483            2.92  1.80 - 2.60     0.21 - 0.92
                                                    2004  1,333  0.968 - 0.982   1,300            1.25  1.80 - 2.60   (1.32) - 0.00
                                                    2003     36  0.988 - 0.991      36            0.46  1.80 - 2.20 (1.10) - (0.90)

    Social Awareness Stock Portfolio                2005     64          1.109      71            0.77         1.70            2.59
                                                    2004     40          1.081      43            0.70         1.70            8.10
  VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio - Class II Shares            2005    833  1.524 - 1.554   1,282            0.73  1.70 - 2.40     1.73 - 4.64
                                                    2004    391  1.502 - 1.518     591            0.15  1.70 - 2.30   11.55 - 15.44
                                                    2003     20          1.315      26               -         1.70           31.50

    Emerging Growth Portfolio - Class I Shares      2005     35  1.325 - 1.354      47            0.21  1.80 - 2.60     5.16 - 5.95
                                                    2004     26  1.260 - 1.278      32               -  1.80 - 2.60    4.46 - 10.93
                                                    2003      7  1.210 - 1.215       8               -  1.80 - 2.40    8.52 - 21.50
  VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio                       2005     13  1.665 - 1.683      22               -  1.80 - 2.20     3.00 - 6.05
                                                    2004      1          1.634       2            0.08         1.80           13.55
                                                    2003      1          1.439       1               -         1.80           43.90
  VARIABLE INSURANCE PRODUCTS FUND
    Contrafund(R) Portfolio - Service Class         2005    354  1.639 - 1.676     588            0.14  1.80 - 2.60    4.90 - 14.79
                                                    2004    125  1.439 - 1.460     182            0.18  1.80 - 2.60    1.77 - 13.27
                                                    2003      2          1.289       3               -         1.80           27.88

    Contrafund(R) Portfolio - Service Class 2       2005  1,081  1.623 - 1.660   1,774            0.10  1.70 - 2.50   13.74 - 18.80
                                                    2004    625  1.427 - 1.447     899            0.03  1.70 - 2.50    1.71 - 13.36
                                                    2003     41  1.274 - 1.278      53               -  1.70 - 2.10   11.46 - 27.80

                                                                                                          EXPENSE        TOTAL
                                                   YEAR           UNIT VALUE     NET    INVESTMENT (1)   RATIO (2)     RETURN (3)
                                                  ENDED  UNITS    LOWEST TO    ASSETS      INCOME       LOWEST TO      LOWEST TO
                                                  DEC 31 (000S)   HIGHEST ($)  ($000S)    RATIO (%)     HIGHEST (%)   HIGHEST (%)
                                                  ------ ------  ------------- -------  -------------- ------------ ----------------
VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                               2005     66  1.464 - 1.480      97               -  1.70 - 2.10   18.16 - 18.59
                                                    2004     35  1.239 - 1.248      43               -  1.70 - 2.10   (0.40) - 9.36
                                                    2003      1          1.253       1               -         1.70           25.30

  Mid Cap Portfolio - Service Class 2               2005    927  1.134 - 2.053   1,846               -  1.70 - 2.70    4.42 - 19.45
                                                    2004    386  1.744 - 1.769     679               -  1.70 - 2.50   17.56 - 22.51
                                                    2003      6  1.439 - 1.444       8               -  1.70 - 2.10   17.18 - 44.40

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  CAPITAL APPRECIATION FUND       HIGH YIELD BOND TRUST     MANAGED ASSETS TRUST
                                                ------------------------------  ------------------------  -----------------------
                                                    2005            2004           2005         2004          2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........      138,847               5,000      78,428             -      109,470           -
Accumulation units purchased and
  transferred from other funding options ....      362,072             136,069     284,056        79,192      175,297     117,626
Accumulation units redeemed and
  transferred to other funding options ......      (62,200)             (2,222)    (64,460)         (764)    (128,432)     (8,156)
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............      438,719             138,847     298,024        78,428      156,335     109,470
                                                ==========   =================  ==========   ===========  ===========   =========

                                                                                                             ALLIANCEBERNSTEIN
                                                                                                             GROWTH AND INCOME
                                                    MONEY MARKET PORTFOLIO       AIM V.I. UTILITIES FUND    PORTFOLIO - CLASS B
                                                ------------------------------  ------------------------  -----------------------
                                                    2005           2004           2005          2004         2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........      905,819             251,474     105,771        36,637      243,011     154,743
Accumulation units purchased and
  transferred from other funding options ....    1,351,800           1,293,932       5,917        72,988       27,884      88,268
Accumulation units redeemed and
  transferred to other funding options ......   (1,588,465)           (639,587)    (21,833)       (3,854)    (239,178)          -
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............      669,154             905,819      89,855       105,771       31,717     243,011
                                                ==========   =================  ==========   ===========  ===========   =========

                                                 ALLIANCEBERNSTEIN LARGE-CAP      GLOBAL GROWTH FUND -    GROWTH FUND - CLASS 2
                                                  GROWTH PORTFOLIO - CLASS B        CLASS 2 SHARES               SHARES
                                                ------------------------------  ------------------------  -----------------------
                                                    2005           2004           2005          2004         2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........       54,985               5,122     705,292        35,396    2,389,756     199,758
Accumulation units purchased and
  transferred from other funding options ....       30,194              49,970     949,791       697,749    2,490,892   2,216,632
Accumulation units redeemed and
  transferred to other funding options ......      (24,743)               (107)   (117,073)      (27,853)    (649,827)    (26,634)
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............       60,436              54,985   1,538,010       705,292    4,230,821   2,389,756
                                                ==========   =================  ==========   ===========  ===========   =========

                                                 GROWTH-INCOME FUND - CLASS 2     CREDIT SUISSE TRUST     CREDIT SUISSE TRUST GLOBAL
                                                            SHARES                  EMERGING MARKETS          SMALL CAP PORTFOLIO
                                                ------------------------------  ------------------------  --------------------------
                                                    2005           2004           2005          2004         2005           2004
                                                ----------   -----------------  ----------   -----------  -----------     ---------
Accumulation units beginning of year ........    2,237,065             147,587      38,154         1,000       24,616         1,000
Accumulation units purchased and
  transferred from other funding options ....    1,630,365           2,106,335       3,711        37,675         (991)       23,616
Accumulation units redeemed and
  transferred to other funding options ......     (338,047)            (16,857)     (4,467)         (521)      (1,860)            -
                                                ----------   -----------------  ----------   -----------  -----------     ---------
Accumulation units end of year ..............    3,529,383           2,237,065      37,398        38,154       21,765        24,616
                                                ==========   =================  ==========   ===========  ===========     =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                              DREYFUS SOCIALLY
                                                  DELAWARE VIP REIT SERIES -      DREYFUS MIDCAP STOCK    RESPONSIBLE GROWTH FUND,
                                                        STANDARD CLASS            PORTFOLIO - SERVICE       INC.- SERVICE SHARES
                                                ------------------------------  ------------------------  ------------------------
                                                    2005           2004           2005          2004         2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........      345,603               6,209      79,752         8,041       94,272       3,000
Accumulation units purchased and
  transferred from other funding options ....      337,867             346,391      40,481        75,792      146,016      91,272
Accumulation units redeemed and
  transferred to other funding options ......     (200,270)             (6,997)     (1,954)       (4,081)           -           -
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............      483,200             345,603     118,279        79,752      240,288      94,272
                                                ==========   =================  ==========   ===========  ===========   =========

                                                                                DREYFUS VIF - DEVELOPING      MERCURY GLOBAL
                                                  DREYFUS VIF - APPRECIATION       LEADERS PORTFOLIO -    ALLOCATION V.I. FUND -
                                                  PORTFOLIO - INITIAL SHARES         INITIAL SHARES              CLASS III
                                                ------------------------------  ------------------------  -----------------------
                                                    2005           2004           2005          2004         2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........      127,403               6,166     192,495         3,000      644,614       1,000
Accumulation units purchased and
  transferred from other funding options ....       61,564             125,112     141,962       198,498      365,065     646,735
Accumulation units redeemed and
  transferred to other funding options ......     (102,619)             (3,875)    (75,268)       (9,003)     (77,073)     (3,121)
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............       86,348             127,403     259,189       192,495      932,606     644,614
                                                ==========   =================  ==========   ===========  ===========   =========

                                                                                    FRANKLIN INCOME       FRANKLIN SMALL-MID CAP
                                                 MERCURY VALUE OPPORTUNITIES           SECURITIES            GROWTH SECURITIES
                                                     V.I. FUND - CLASS III       FUND - CLASS II SHARES    FUND - CLASS 2 SHARES
                                                ------------------------------  ------------------------  -----------------------
                                                    2005           2004           2005          2004         2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........      368,205               1,000           -             -       66,004       2,000
Accumulation units purchased and
  transferred from other funding options ....      273,395             387,125     395,195             -      102,910      64,708
Accumulation units redeemed and
  transferred to other funding options ......      (30,632)            (19,920)          -             -       (4,066)       (704)
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............      610,968             368,205     395,195             -      164,848      66,004
                                                ==========   =================  ==========   ===========  ===========   =========

                                                                                  TEMPLETON DEVELOPING        TEMPLETON FOREIGN
                                                MUTUAL SHARES SECURITIES FUND -     MARKETS SECURITIES     SECURITIES FUND - CLASS
                                                         CLASS 2 SHARES            FUND - CLASS 2 SHARES          2 SHARES
                                                -------------------------------  ------------------------  -----------------------
                                                     2005           2004           2005          2004         2005         2004
                                                -----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........       346,473              87,686     305,107         1,000      410,047       1,000
Accumulation units purchased and
  transferred from other funding options ....       408,607             268,189     726,087       306,994      684,784     412,574
Accumulation units redeemed and
  transferred to other funding options ......      (114,514)             (9,402)    (78,296)       (2,887)    (159,011)     (3,527)
                                                -----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............       640,566             346,473     952,898       305,107      935,820     410,047
                                                ===========   =================  ==========   ===========  ===========   =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                  TEMPLETON GROWTH SECURITIES                              DIVERSIFIED STRATEGIC
                                                     FUND - CLASS 2 SHARES       APPRECIATION PORTFOLIO      INCOME PORTFOLIO
                                                ------------------------------  ------------------------  -----------------------
                                                    2005           2004           2005          2004         2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........      419,753              13,194     207,097        15,635      169,264       1,000
Accumulation units purchased and
  transferred from other funding options ....      895,856             433,194     261,993       190,501      157,638     168,767
Accumulation units redeemed and
  transferred to other funding options ......     (106,837)            (26,635)    (25,617)          961      (40,152)       (503)
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............    1,208,772             419,753     443,473       207,097      286,750     169,264
                                                ==========   =================  ==========   ===========  ===========   =========

                                                                                                             SALOMON BROTHERS
                                                                                                            VARIABLE AGGRESSIVE
                                                   EQUITY INDEX PORTFOLIO -        FUNDAMENTAL VALUE        GROWTH FUND - CLASS
                                                       CLASS II SHARES                  PORTFOLIO                I SHARES
                                                ------------------------------  ------------------------  -----------------------
                                                   2005            2004            2005         2004         2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........      683,311              23,617     271,453        11,869      132,333       2,000
Accumulation units purchased and
  transferred from other funding options ....      783,991             699,160     256,209       265,363       76,779     142,729
Accumulation units redeemed and
  transferred to other funding options ......     (113,096)            (39,466)   (114,137)       (5,779)     (49,196)    (12,396)
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............    1,354,206             683,311     413,525       271,453      159,916     132,333
                                                ==========   =================  ==========   ===========  ===========   =========

                                                   SALOMON BROTHERS VARIABLE                                GLOBAL LIFE SCIENCES
                                                     GROWTH & INCOME FUND         BALANCED PORTFOLIO -      PORTFOLIO - SERVICE
                                                       - CLASS I SHARES              SERVICE SHARES                 SHARES
                                                ------------------------------  ------------------------  -----------------------
                                                   2005            2004            2005         2004          2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........       25,504               1,000      37,646         3,000       78,139       1,000
Accumulation units purchased and
  transferred from other funding options ....        5,625              24,505      (2,854)       38,580         (707)     77,302
Accumulation units redeemed and
  transferred to other funding options ......          (98)                 (1)    (34,792)       (3,934)         (87)       (163)
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............       31,031              25,504           -        37,646       77,345      78,139
                                                ==========   =================  ==========   ===========  ===========   =========

                                                                                                             WORLDWIDE GROWTH
                                                 GLOBAL TECHNOLOGY PORTFOLIO    MID CAP GROWTH PORTFOLIO        PORTFOLIO
                                                      - SERVICE SHARES              - SERVICE SHARES         - SERVICE SHARES
                                                ------------------------------  ------------------------  -----------------------
                                                   2005            2004            2005         2004         2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........       63,716               1,000      21,901         9,833        3,771       2,000
Accumulation units purchased and
  transferred from other funding options ....        7,256              64,609       7,391        12,068       (2,000)      1,804
Accumulation units redeemed and
  transferred to other funding options ......      (17,402)             (1,893)     (7,419)            -          (32)        (33)
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............       53,570              63,716      21,873        21,901        1,739       3,771
                                                ==========   =================  ==========   ===========  ===========   =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                  LAZARD RETIREMENT SMALL CAP      GROWTH AND INCOME
                                                          PORTFOLIO                    PORTFOLIO          MID-CAP VALUE PORTFOLIO
                                                ------------------------------  ------------------------  -----------------------
                                                   2005            2004            2005         2004         2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........      157,172               1,000     851,424        14,045      656,887      25,316
Accumulation units purchased and
  transferred from other funding options ....      182,912             158,551     725,858       850,500      693,176     640,394
Accumulation units redeemed and
  transferred to other funding options ......      (68,779)             (2,379)   (149,607)      (13,121)    (289,354)     (8,823)
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............      271,305             157,172   1,427,675       851,424    1,060,709     656,887
                                                ==========   =================  ==========   ===========  ===========   =========

                                                    OPPENHEIMER MAIN STREET
                                                      FUND/VA - SERVICE          REAL RETURN PORTFOLIO -  TOTAL RETURN PORTFOLIO
                                                            SHARES                ADMINISTRATIVE CLASS    - ADMINISTRATIVE CLASS
                                                ------------------------------  ------------------------  -----------------------
                                                   2005            2004            2005         2004         2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........      199,484                   -   1,170,772        12,011    2,169,814      51,409
Accumulation units purchased and
  transferred from other funding options ....      159,158             200,668     851,154     1,194,041    1,992,784   2,311,970
Accumulation units redeemed and
  transferred to other funding options ......      (55,480)             (1,184)   (463,856)      (35,280)  (1,011,620)   (193,565)
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............      303,162             199,484   1,558,070     1,170,772    3,150,978   2,169,814
                                                ==========   =================  ==========   ===========  ===========   =========

                                                                                     PUTNAM VT SMALL
                                                PUTNAM VT INTERNATIONAL EQUITY       CAP VALUE FUND -
                                                    FUND - CLASS IB SHARES           CLASS IB SHARES      ALL CAP FUND - CLASS I
                                                ------------------------------  ------------------------  -----------------------
                                                   2005            2004            2005         2004         2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........       49,741               3,879     182,787        11,216      311,747     105,495
Accumulation units purchased and
  transferred from other funding options ....         (552)             47,344     225,818       182,065      134,168     215,935
Accumulation units redeemed and
  transferred to other funding options ......      (13,007)             (1,482)    (75,134)      (10,494)    (171,935)     (9,683)
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............       36,182              49,741     333,471       182,787      273,980     311,747
                                                ==========   =================  ==========   ===========  ===========   =========

                                                                                 LARGE CAP GROWTH FUND    SMALL CAP GROWTH FUND
                                                   INVESTORS FUND - CLASS I            - CLASS I                 - CLASS I
                                                ------------------------------  ------------------------  -----------------------
                                                   2005            2004            2005         2004         2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........       91,636                   -      38,502         1,000      141,628      12,011
Accumulation units purchased and
  transferred from other funding options ....       90,361              91,719      58,332        38,742      145,967     132,434
Accumulation units redeemed and
  transferred to other funding options ......      (20,034)                (83)    (17,901)       (1,240)     (18,687)     (2,817)
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............      161,963              91,636      78,933        38,502      268,908     141,628
                                                ==========   =================  ==========   ===========  ===========   =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                   SCUDDER VIT EQUITY           21ST CENTURY
                                                SCUDDER REAL ESTATE SECURITIES   500 INDEX FUND - CLASS       GROWTH PORTFOLIO
                                                     PORTFOLIO - CLASS B                    B2                   - CLASS B
                                                ------------------------------  ------------------------  -----------------------
                                                   2005            2004            2005         2004         2005         2004
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units beginning of year ........      189,808              62,679           -             -        5,660       1,000
Accumulation units purchased and
  transferred from other funding options ....       46,501             135,245     131,691             -       (1,000)      5,116
Accumulation units redeemed and
  transferred to other funding options ......      (20,158)             (8,116)    (30,768)            -       (4,660)       (456)
                                                ----------   -----------------  ----------   -----------  -----------   ---------
Accumulation units end of year ..............      216,151             189,808     100,923             -            -       5,660
                                                ==========   =================  ==========   ===========  ===========   =========

                                                       CAPITAL GROWTH               GLOBAL DISCOVERY         GROWTH AND INCOME
                                                     PORTFOLIO - CLASS B          PORTFOLIO - CLASS B       PORTFOLIO - CLASS B
                                                ------------------------------  -----------------------   -----------------------
                                                   2005            2004            2005         2004         2005         2004
                                                ----------   -----------------  ----------   ----------   -----------   ---------
Accumulation units beginning of year ........       44,804              26,504      20,074        4,080       145,697      97,460
Accumulation units purchased and
  transferred from other funding options ....      143,843              21,211      42,586       16,076        26,188      50,449
Accumulation units redeemed and
  transferred to other funding options ......      (43,889)             (2,911)     (2,807)         (82)      (62,484)     (2,212)
                                                ----------   -----------------  ----------   ----------   -----------   ---------
Accumulation units end of year ..............      144,758              44,804      59,853       20,074       109,401     145,697
                                                ==========   =================  ==========   ==========   ===========   =========

                                                       HEALTH SCIENCES               INTERNATIONAL           SVS I SCUDDER BOND
                                                     PORTFOLIO - CLASS B          PORTFOLIO - CLASS B       PORTFOLIO - CLASS B
                                                ------------------------------  -----------------------   -----------------------
                                                   2005            2004            2005         2004         2005         2004
                                                ----------   -----------------  ----------   ----------   -----------   ---------
Accumulation units beginning of year ........      121,787              28,511      65,281       31,944             -           -
Accumulation units purchased and
  transferred from other funding options ....      170,593              93,465      45,650       34,604         2,176           -
Accumulation units redeemed and
  transferred to other funding options ......      (14,918)               (189)    (26,852)      (1,267)           (1)          -
                                                ----------   -----------------  ----------   ----------   -----------   ---------
Accumulation units end of year ..............      277,462             121,787      84,079       65,281         2,175           -
                                                ==========   =================  ==========   ==========   ===========   =========

                                                                                  SCUDDER CONSERVATIVE
                                                  SCUDDER BLUE CHIP PORTFOLIO       INCOME STRATEGY         SCUDDER FIXED INCOME
                                                           - CLASS B              PORTFOLIO - CLASS B       PORTFOLIO - CLASS B
                                                ------------------------------  -----------------------   -----------------------
                                                   2005            2004            2005         2004         2005         2004
                                                ----------   -----------------  ----------   ----------   -----------   ---------
Accumulation units beginning of year ........      100,830              27,683     145,681            -       496,709     235,435
Accumulation units purchased and
  transferred from other funding options ....       35,977              77,027     230,506      145,681       454,498     287,241
Accumulation units redeemed and
  transferred to other funding options ......      (10,048)             (3,880)    (63,924)           -      (109,887)    (25,967)
                                                ----------   -----------------  ----------   ----------   -----------   ---------
Accumulation units end of year ..............      126,759             100,830     312,263      145,681       841,320     496,709
                                                ==========   =================  ==========   ==========   ===========   =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                  SCUDDER GOVERNMENT &    SCUDDER GROWTH & INCOME
                                                   SCUDDER GLOBAL BLUE CHIP        AGENCY SECURITIES        STRATEGY PORTFOLIO -
                                                      PORTFOLIO - CLASS B         PORTFOLIO - CLASS B             CLASS B
                                                ------------------------------  -----------------------   -----------------------
                                                   2005            2004            2005         2004         2005         2004
                                                ----------   -----------------  ----------   ----------   -----------   ---------
Accumulation units beginning of year ........       41,513              18,388      77,157       80,105         1,000           -
Accumulation units purchased and
  transferred from other funding options ....       (1,000)             23,677      53,072       18,677       734,115       1,000
Accumulation units redeemed and
  transferred to other funding options ......       (8,690)               (552)    (38,794)     (21,625)          (10)          -
                                                ----------   -----------------  ----------   ----------   -----------   ---------
Accumulation units end of year ..............       31,823              41,513      91,435       77,157       735,105       1,000
                                                ==========   =================  ==========   ==========   ===========   =========

                                                  SCUDDER GROWTH PORTFOLIO -    SCUDDER GROWTH STRATEGY     SCUDDER HIGH INCOME
                                                           CLASS B                 PORTFOLIO - CLASS B      PORTFOLIO - CLASS B
                                                ------------------------------  -----------------------   -----------------------
                                                    2005           2004            2005         2004         2005         2004
                                                ----------   -----------------  ----------   ----------   -----------   ---------
Accumulation units beginning of year ........       36,026              24,799      27,227            -       216,566     120,949
Accumulation units purchased and
  transferred from other funding options ....       (1,518)             12,085     112,875       27,227       260,496     108,363
Accumulation units redeemed and
  transferred to other funding options ......      (34,508)               (858)       (190)           -       (65,747)    (12,746)
                                                ----------   -----------------  ----------   ----------   -----------   ---------
Accumulation units end of year ..............            -              36,026     139,912       27,227       411,315     216,566
                                                ==========   =================  ==========   ==========   ===========   =========

                                                                                 SCUDDER INTERNATIONAL
                                                   SCUDDER INCOME & GROWTH      SELECT EQUITY PORTFOLIO    SCUDDER MERCURY LARGE
                                                 STRATEGY PORTFOLIO - CLASS B          - CLASS B             CAP CORE PORTFOLIO
                                                ------------------------------  -----------------------   -----------------------
                                                   2005            2004            2005         2004         2005         2004
                                                ----------   -----------------  ----------   ----------   -----------   ---------
Accumulation units beginning of year ........        1,000                   -     125,834       41,752             -           -
Accumulation units purchased and
  transferred from other funding options ....      155,835               1,000     238,293       89,800        50,432           -
Accumulation units redeemed and
  transferred to other funding options ......          (15)                  -     (32,745)      (5,718)            -           -
                                                ----------   -----------------  ----------   ----------   -----------   ---------
Accumulation units end of year ..............      156,820               1,000     331,382      125,834        50,432           -
                                                ==========   =================  ==========   ==========   ===========   =========

                                                                                                              SCUDDER SALOMON
                                                    SCUDDER MID-CAP GROWTH        SCUDDER MONEY MARKET          AGGRESSIVE
                                                     PORTFOLIO - CLASS B          PORTFOLIO - CLASS B        GROWTH PORTFOLIO
                                                ------------------------------  -----------------------   -----------------------
                                                   2005            2004            2005         2004         2005         2004
                                                ----------   -----------------  ----------   ----------   -----------   ---------
Accumulation units beginning of year ........        1,000               1,000      59,988       21,913        30,998      12,353
Accumulation units purchased and
  transferred from other funding options ....         (407)                  -   1,357,936       43,567           944      19,851
Accumulation units redeemed and
  transferred to other funding options ......            -                   -  (1,309,229)      (5,492)      (10,035)     (1,206)
                                                ----------   -----------------  ----------   ----------   -----------   ---------
Accumulation units end of year ..............          593               1,000     108,695       59,988        21,907      30,998
                                                ==========   =================  ==========   ==========   ===========   =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                        SCUDDER SMALL CAP        SCUDDER STRATEGIC        SCUDDER TECHNOLOGY
                                                        GROWTH PORTFOLIO -       INCOME PORTFOLIO -    GROWTH PORTFOLIO - CLASS
                                                             CLASS B                  CLASS B                      B
                                                    ------------------------   ---------------------   -------------------------
                                                        2005           2004      2005          2004       2005             2004
                                                    -----------      -------   --------      -------   ----------        -------
Accumulation units beginning of year ...........        118,383       29,435    193,216      111,620       58,934          5,343
Accumulation units purchased and
  transferred from other funding options .......          8,793       94,719     74,192       95,872         (901)        53,592
Accumulation units redeemed and
  transferred to other funding options .........        (20,847)      (5,771)   (55,799)     (14,276)        (257)            (1)
                                                    -----------      -------   --------      -------   ----------        -------
Accumulation units end of year .................        106,329      118,383    211,609      193,216       57,776         58,934
                                                    ===========      =======   ========      =======   ==========        =======

                                                        SCUDDER TEMPLETON       SCUDDER TOTAL RETURN    SVS DAVIS VENTURE VALUE
                                                     FOREIGN VALUE PORTFOLIO    PORTFOLIO - CLASS B       PORTFOLIO - CLASS B
                                                    ------------------------   ---------------------   -------------------------
                                                        2005          2004       2005          2004       2005             2004
                                                    -----------      -------   --------      -------   ----------        -------
Accumulation units beginning of year ...........              -            -     30,966       27,525      223,324         13,368
Accumulation units purchased and
  transferred from other funding options .......        271,751            -      7,989        8,754       88,641        212,451
Accumulation units redeemed and
  transferred to other funding options .........              -            -    (13,607)      (5,313)     (43,170)        (2,495)
                                                    -----------      -------   --------      -------   ----------        -------
Accumulation units end of year .................        271,751            -     25,348       30,966      268,795        223,324
                                                    ===========      =======   ========      =======   ==========        =======

                                                      SVS DREMAN FINANCIAL     SVS DREMAN HIGH RETURN     SVS DREMAN SMALL CAP
                                                      SERVICES PORTFOLIO -       EQUITY PORTFOLIO -     VALUE PORTFOLIO - CLASS
                                                            CLASS B                   CLASS B                      B
                                                    ------------------------   ---------------------   -------------------------
                                                       2005           2004       2005          2004       2005            2004
                                                    -----------      -------   --------      -------   ----------        -------
Accumulation units beginning of year ...........         86,677       14,243    313,486      122,084      143,565         27,080
Accumulation units purchased and
  transferred from other funding options .......         58,788       75,327    478,813      201,420       56,934        120,879
Accumulation units redeemed and
  transferred to other funding options .........        (13,586)      (2,893)   (64,886)     (10,018)     (28,297)        (4,394)
                                                    -----------      -------   --------      -------   ----------        -------
Accumulation units end of year .................        131,879       86,677    727,413      313,486      172,202        143,565
                                                    ===========      =======   ========      =======   ==========        =======

                                                        SVS EAGLE FOCUSED        SVS FOCUS VALUE &       SVS II SCUDDER LARGE
                                                        LARGE CAP GROWTH         GROWTH PORTFOLIO -      CAP VALUE PORTFOLIO -
                                                       PORTFOLIO - CLASS B            CLASS B                  CLASS B
                                                    ------------------------   ---------------------   -------------------------
                                                        2005          2004       2005          2004       2005             2004
                                                    -----------      -------   --------      -------   ----------        -------
Accumulation units beginning of year ...........        121,445       52,922     23,615       10,857      144,952         26,338
Accumulation units purchased and
  transferred from other funding options .......          4,086       71,969     (2,000)      12,758       27,058        122,743
Accumulation units redeemed and
  transferred to other funding options .........       (125,531)      (3,446)   (21,615)           -      (22,301)        (4,129)
                                                    -----------      -------   --------      -------   ----------        -------
Accumulation units end of year .................              -      121,445          -       23,615      149,709        144,952
                                                    ===========      =======   ========      =======   ==========        =======

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                           SVS JANUS GROWTH AND           SVS JANUS GROWTH
                                                       SVS INDEX 500        INCOME PORTFOLIO -        OPPORTUNITIES PORTFOLIO
                                                   PORTFOLIO - CLASS B           CLASS B                     - CLASS B
                                                 -----------------------   ----------------------   ---------------------------
                                                    2005          2004        2005          2004        2005             2004
                                                 ----------    ---------   ---------      -------   ------------      ---------
Accumulation units beginning of year .........       87,363       36,579      96,517       23,272         14,894          1,000
Accumulation units purchased and
  transferred from other funding options .....        5,779       51,790      12,986       74,080          1,763         13,964
Accumulation units redeemed and
  transferred to other funding options .......      (93,142)      (1,006)     (4,094)        (835)           (73)           (70)
                                                 ----------    ---------   ---------      -------   ------------      ---------
Accumulation units end of year ...............            -       87,363     105,409       96,517         16,584         14,894
                                                 ==========    =========   =========      =======   ============      =========

                                                     SVS MFS STRATEGIC         SVS OAK STRATEGIC          SVS TURNER MID CAP
                                                 VALUE PORTFOLIO - CLASS      EQUITY PORTFOLIO -      GROWTH PORTFOLIO - CLASS
                                                            B                      CLASS B                        B
                                                 -----------------------   ----------------------   ---------------------------
                                                    2005          2004       2005           2004        2005             2004
                                                 ----------    ---------   ---------      -------   ------------      ---------
Accumulation units beginning of year .........      101,352       13,113      82,779        3,567         42,539          1,000
Accumulation units purchased and
  transferred from other funding options .....       22,415       88,925       2,767       80,302          3,571         41,539
Accumulation units redeemed and
  transferred to other funding options .......         (849)        (686)       (878)      (1,090)       (18,891)             -
                                                 ----------    ---------   ---------      -------   ------------      ---------
Accumulation units end of year ...............      122,918      101,352      84,668       82,779         27,219         42,539
                                                 ==========    =========   =========      =======   ============      =========

                                                                            SMITH BARNEY PREMIER        MULTIPLE DISCIPLINE
                                                   SMITH BARNEY DIVIDEND     SELECTIONS ALL CAP         PORTFOLIO - ALL CAP
                                                    STRATEGY PORTFOLIO        GROWTH PORTFOLIO           GROWTH AND VALUE
                                                 -----------------------   ----------------------   ---------------------------
                                                    2005          2004       2005           2004        2005            2004
                                                 ----------    ---------   ---------      -------   ------------      ---------
Accumulation units beginning of year .........       35,752        1,000       1,000        1,000      1,637,714        275,787
Accumulation units purchased and
  transferred from other funding options .....       38,093       34,757      (1,000)           -        809,903      1,544,777
Accumulation units redeemed and
  transferred to other funding options .......         (482)          (5)          -            -       (473,801)      (182,850)
                                                 ----------    ---------   ---------      -------   ------------      ---------
Accumulation units end of year ...............       73,363       35,752           -        1,000      1,973,816      1,637,714
                                                 ==========    =========   =========      =======   ============      =========

                                                   MULTIPLE DISCIPLINE
                                                  PORTFOLIO - BALANCED       MULTIPLE DISCIPLINE        MULTIPLE DISCIPLINE
                                                   ALL CAP GROWTH AND      PORTFOLIO - GLOBAL ALL      PORTFOLIO - LARGE CAP
                                                          VALUE              CAP GROWTH AND VALUE         GROWTH AND VALUE
                                                 -----------------------   ----------------------   ---------------------------
                                                    2005          2004        2005          2004        2005            2004
                                                 ----------    ---------   ---------      -------   ------------      ---------
Accumulation units beginning of year .........    3,022,767    1,123,991     891,376        7,252         41,482         10,364
Accumulation units purchased and
  transferred from other funding options .....      765,496    2,050,112     338,703      885,646         12,245         31,285
Accumulation units redeemed and
  transferred to other funding options .......     (674,389)    (151,336)     (8,683)      (1,522)       (11,696)          (167)
                                                 ----------    ---------   ---------      -------   ------------      ---------
Accumulation units end of year ...............    3,113,874    3,022,767   1,221,396      891,376         42,031         41,482
                                                 ==========    =========   =========      =======   ============      =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                ALGER AMERICAN
                                                      ALGER AMERICAN           LEVERAGED ALLCAP
                                                   BALANCED PORTFOLIO -       PORTFOLIO - CLASS S            AIM CAPITAL
                                                      CLASS S SHARES                SHARES             APPRECIATION PORTFOLIO
                                                 -----------------------   ------------------------   -------------------------
                                                    2005          2004        2005           2004        2005            2004
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units beginning of year .........      209,810      121,224        94,724        3,000      136,213          1,000
Accumulation units purchased and
  transferred from other funding options .....        2,677       93,645         1,299       93,929       65,729        142,838
Accumulation units redeemed and
  transferred to other funding options .......      (90,711)      (5,059)       (4,773)      (2,205)     (30,082)        (7,625)
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units end of year ...............      121,776      209,810        91,250       94,724      171,860        136,213
                                                 ==========    =========   ===========    =========   ==========      =========

                                                  CONVERTIBLE SECURITIES      DISCIPLINED MID CAP
                                                        PORTFOLIO               STOCK PORTFOLIO        EQUITY INCOME PORTFOLIO
                                                 -----------------------   ------------------------   -------------------------
                                                    2005          2004         2005          2004        2005            2004
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units beginning of year .........    1,816,242       26,574        71,901        2,000      377,362         11,187
Accumulation units purchased and
  transferred from other funding options .....      303,298    1,848,689       110,126       74,074      387,862        377,773
Accumulation units redeemed and
  transferred to other funding options .......     (600,142)     (59,021)      (31,467)      (4,173)     (55,295)       (11,598)
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units end of year ...............    1,519,398    1,816,242       150,560       71,901      709,929        377,362
                                                 ==========    =========   ===========    =========   ==========      =========

                                                   FEDERATED HIGH YIELD        FEDERATED STOCK
                                                        PORTFOLIO                 PORTFOLIO              LARGE CAP PORTFOLIO
                                                 -----------------------   ------------------------   -------------------------
                                                    2005          2004         2005         2004         2005           2004
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units beginning of year .........      102,062        2,648        11,233        2,000       27,454          2,000
Accumulation units purchased and
  transferred from other funding options .....      115,937      100,389         3,695      366,606       99,922         25,811
Accumulation units redeemed and
  transferred to other funding options .......      (36,452)        (975)         (669)    (357,373)      (2,161)          (357)
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units end of year ...............      181,547      102,062        14,259       11,233      125,215         27,454
                                                 ==========    =========   ===========    =========   ==========      =========

                                                    MANAGED ALLOCATION        MANAGED ALLOCATION         MANAGED ALLOCATION
                                                    SERIES: AGGRESSIVE       SERIES: CONSERVATIVE         SERIES: MODERATE
                                                        PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                                                 -----------------------   ------------------------   -------------------------
                                                    2005          2004         2005          2004        2005           2004
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units beginning of year .........            -            -             -            -            -              -
Accumulation units purchased and
  transferred from other funding options .....       15,170            -        14,893            -      797,872              -
Accumulation units redeemed and
  transferred to other funding options .......            -            -             -            -       (4,187)             -
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units end of year ...............       15,170            -        14,893            -      793,685              -
                                                 ==========    =========   ===========    =========   ==========      =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    MANAGED ALLOCATION          MANAGED ALLOCATION
                                                         SERIES:                     SERIES:
                                                   MODERATE-AGGRESSIVE        MODERATE-CONSERVATIVE      MERCURY LARGE CAP CORE
                                                        PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                                                 -----------------------   ------------------------   -------------------------
                                                    2005          2004         2005          2004        2005            2004
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units beginning of year .........            -            -             -            -      311,386         16,756
Accumulation units purchased and
  transferred from other funding options .....      440,464            -       195,866            -      429,970        306,111
Accumulation units redeemed and
  transferred to other funding options .......            -            -        (1,357)           -      (46,216)       (11,481)
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units end of year ...............      440,464            -       194,509            -      695,140        311,386
                                                 ==========    =========   ===========    =========   ==========      =========

                                                    MFS EMERGING GROWTH       MFS MID CAP GROWTH           MFS TOTAL RETURN
                                                        PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                                 -----------------------   ------------------------   -------------------------
                                                    2005          2004         2005          2004        2005            2004
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units beginning of year .........       31,956       14,181        43,142       12,566      980,508         28,003
Accumulation units purchased and
  transferred from other funding options .....       (1,000)      19,729        57,698       30,969    1,460,273      1,059,150
Accumulation units redeemed and
  transferred to other funding options .......      (30,956)      (1,954)      (26,612)        (393)    (338,534)      (106,645)
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units end of year ...............            -       31,956        74,228       43,142    2,102,247        980,508
                                                 ==========    =========   ===========    =========   ==========      =========

                                                                            MONDRIAN INTERNATIONAL
                                                    MFS VALUE PORTFOLIO         STOCK PORTFOLIO         PIONEER FUND PORTFOLIO
                                                 -----------------------   ------------------------   -------------------------
                                                    2005          2004         2005          2004        2005            2004
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units beginning of year .........       94,542            -       223,602        1,000      225,529          1,000
Accumulation units purchased and
  transferred from other funding options .....      648,418       94,542       481,581      232,664      233,875        229,554
Accumulation units redeemed and
  transferred to other funding options .......     (229,329)           -       (44,549)     (10,062)    (111,653)        (5,025)
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units end of year ...............      513,631       94,542       660,634      223,602      347,751        225,529
                                                 ==========    =========   ===========    =========   ==========      =========

                                                  PIONEER MID CAP VALUE        PIONEER STRATEGIC          STRATEGIC EQUITY
                                                        PORTFOLIO               INCOME PORTFOLIO              PORTFOLIO
                                                 -----------------------   ------------------------   -------------------------
                                                    2005          2004         2005          2004        2005            2004
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units beginning of year .........            -            -       303,459            -       44,555          2,000
Accumulation units purchased and
  transferred from other funding options .....       10,560            -       711,971      305,342        9,982         44,498
Accumulation units redeemed and
  transferred to other funding options .......       (5,511)           -       (71,650)      (1,883)     (17,786)        (1,943)
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units end of year ...............        5,049            -       943,780      303,459       36,751         44,555
                                                 ==========    =========   ===========    =========   ==========      =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    STYLE FOCUS SERIES:       STYLE FOCUS SERIES:
                                                     SMALL CAP GROWTH          SMALL CAP VALUE            TRAVELERS MANAGED
                                                        PORTFOLIO                 PORTFOLIO               INCOME PORTFOLIO
                                                 --------------------------   ---------------------   -------------------------
                                                    2005           2004         2005         2004        2005           2004
                                                 ----------    ------------   --------    ---------   ----------      ---------
Accumulation units beginning of year .........            -               -          -            -      206,743          1,994
Accumulation units purchased and
  transferred from other funding options .....       30,928               -     47,763            -      405,563        197,312
Accumulation units redeemed and
  transferred to other funding options .......            -               -          -            -     (228,201)         7,437
                                                 ----------    ------------   --------    ---------   ----------      ---------
Accumulation units end of year ...............       30,928               -     47,763            -      384,105        206,743
                                                 ==========    ============   ========    =========   ==========      =========

                                                  TRAVELERS QUALITY BOND         U.S. GOVERNMENT        VAN KAMPEN ENTERPRISE
                                                        PORTFOLIO             SECURITIES PORTFOLIO            PORTFOLIO
                                                 --------------------------   ---------------------   -------------------------
                                                    2005           2004         2005         2004        2005            2004
                                                 ----------    ------------   --------    ---------   ----------      ---------
Accumulation units beginning of year .........      335,021          36,464    163,981            -       25,555          1,000
Accumulation units purchased and
  transferred from other funding options .....      182,330         501,242    394,516      163,985      104,844         24,555
Accumulation units redeemed and
  transferred to other funding options .......     (207,608)       (202,685)   (75,299)          (4)        (748)             -
                                                 ----------    ------------   --------    ---------   ----------      ---------
Accumulation units end of year ...............      309,743         335,021    483,198      163,981      129,651         25,555
                                                 ==========    ============   ========    =========   ==========      =========

                                                    SB ADJUSTABLE RATE             SMITH BARNEY
                                                    INCOME PORTFOLIO -          AGGRESSIVE GROWTH        SMITH BARNEY HIGH
                                                      CLASS I SHARES                PORTFOLIO             INCOME PORTFOLIO
                                                 --------------------------   ---------------------   -------------------------
                                                    2005           2004         2005         2004        2005            2004
                                                 ----------    ------------   --------    ---------   ----------      ---------
Accumulation units beginning of year .........    3,091,642           1,000    390,710       98,240      306,323          1,000
Accumulation units purchased and
  transferred from other funding options .....      728,814       3,694,342    301,718      314,938      256,188        325,192
Accumulation units redeemed and
  transferred to other funding options .......   (1,404,403)       (603,700)  (158,297)     (22,468)    (135,393)       (19,869)
                                                 ----------    ------------   --------    ---------   ----------      ---------
Accumulation units end of year ...............    2,416,053       3,091,642    534,131      390,710      427,118        306,323
                                                 ==========    ============   ========    =========   ==========      =========

                                                                                SMITH BARNEY LARGE
                                                  SMITH BARNEY LARGE CAP      CAPITALIZATION GROWTH      SMITH BARNEY MID CAP
                                                     VALUE PORTFOLIO                PORTFOLIO              CORE PORTFOLIO
                                                 --------------------------   ---------------------   -------------------------
                                                    2005           2004         2005         2004        2005            2004
                                                 ----------    ------------   --------    ---------   ----------      ---------
Accumulation units beginning of year .........            -           2,000     59,215       14,848      308,454          1,014
Accumulation units purchased and
  transferred from other funding options .....            -          (2,000)   161,058       44,605       59,063        353,310
Accumulation units redeemed and
  transferred to other funding options .......            -               -     (1,857)        (238)    (252,707)       (45,870)
                                                 ----------    ------------   --------    ---------   ----------      ---------
Accumulation units end of year ...............            -               -    218,416       59,215      114,810        308,454
                                                 ==========    ============   ========    =========   ==========      =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    SMITH BARNEY MONEY      SOCIAL AWARENESS STOCK       COMSTOCK PORTFOLIO -
                                                     MARKET PORTFOLIO             PORTFOLIO                CLASS II SHARES
                                                 -----------------------   ------------------------   -------------------------
                                                    2005          2004         2005          2004        2005            2004
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units beginning of year .........    1,333,484       36,252        39,987            -      391,384         19,791
Accumulation units purchased and
  transferred from other funding options .....    1,598,262    2,184,523        23,876       39,987      590,817        408,719
Accumulation units redeemed and
  transferred to other funding options .......   (2,441,790)    (887,291)            -            -     (149,131)       (37,126)
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units end of year ...............      489,956    1,333,484        63,863       39,987      833,070        391,384
                                                 ==========    =========   ===========    =========   ==========      =========

                                                      EMERGING GROWTH                                  SMITH BARNEY SMALL CAP
                                                   PORTFOLIO - CLASS I      ENTERPRISE PORTFOLIO -      GROWTH OPPORTUNITIES
                                                          SHARES              CLASS II SHARES              PORTFOLIO
                                                 -----------------------   ------------------------   -------------------------
                                                    2005          2004         2005           2004        2005           2004
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units beginning of year .........       25,542        6,528         2,000        2,000        1,000          1,000
Accumulation units purchased and
  transferred from other funding options .....        9,467       19,015        (2,000)           -       12,970              -
Accumulation units redeemed and
  transferred to other funding options .......           (3)          (1)            -            -       (1,109)             -
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units end of year ...............       35,006       25,542             -        2,000       12,861          1,000
                                                 ==========    =========   ===========    =========   ==========      =========

                                                                                                           DYNAMIC CAPITAL
                                                 CONTRAFUND(R) PORTFOLIO   CONTRAFUND(R) PORTFOLIO    APPRECIATION PORTFOLIO -
                                                   - SERVICE CLASS            - SERVICE CLASS 2            SERVICE CLASS 2
                                                 -----------------------   ------------------------   -------------------------
                                                    2005          2004         2005           2004        2005           2004
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units beginning of year .........      124,938        2,003       625,256       41,266       34,599          1,000
Accumulation units purchased and
  transferred from other funding options .....      230,883      137,423       776,608      669,837       35,740         33,634
Accumulation units redeemed and
  transferred to other funding options .......       (1,989)     (14,488)     (321,224)     (85,847)      (4,224)           (35)
                                                 ----------    ---------   -----------    ---------   ----------      ---------
Accumulation units end of year ...............      353,832      124,938     1,080,640      625,256       66,115         34,599
                                                 ==========    =========   ===========    =========   ==========      =========

                                                    MID CAP PORTFOLIO -
                                                     SERVICE CLASS 2
                                                 -----------------------
                                                    2005          2004
                                                 ----------    ---------
Accumulation units beginning of year .........      386,004        5,892
Accumulation units purchased and
  transferred from other funding options .....      729,861      388,265
Accumulation units redeemed and
  transferred to other funding options .......     (189,224)      (8,153)
                                                 ----------    ---------
Accumulation units end of year ...............      926,641      386,004
                                                 ==========    =========

                              INDEPENDENT AUDITORS

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-9
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-72
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-73
  Schedule IV -- Consolidated Reinsurance...................  F-75

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004 and for variable interest entities in 2003.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
--------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     Under date of March 28, 2005, we reported on the consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP

KPMG LLP
Hartford, Connecticut
March 28, 2005

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR     PREDECESSOR
                                                              ------------   ------------
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2005           2004
                                                              ------------   ------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $48,848 and $40,466, respectively).....    $48,162        $ 42,621
  Trading securities, at fair value (cost: $457 and $1,220,
    respectively)...........................................        452           1,346
  Equity securities available-for-sale, at fair value (cost:
    $424 and $332, respectively)............................        421             374
  Mortgage and consumer loans...............................      2,094           2,124
  Policy loans..............................................        881           1,084
  Real estate and real estate joint ventures
    held-for-investment.....................................         96             112
  Other limited partnership interests.......................      1,248           1,259
  Short-term investments....................................      1,486           3,502
  Other invested assets.....................................      1,029           4,095
                                                                -------        --------
    Total investments.......................................     55,869          56,517
Cash and cash equivalents...................................        521             215
Accrued investment income...................................        549             548
Premiums and other receivables..............................      5,299           4,479
Deferred policy acquisition costs and value of business
  acquired..................................................      3,701           2,862
Assets of subsidiaries transferred..........................         --          10,019
Goodwill....................................................        856             196
Current income tax recoverable..............................          1              --
Deferred income tax asset...................................      1,283              --
Other assets................................................        154             265
Separate account assets.....................................     31,238          30,742
                                                                -------        --------
    Total assets............................................    $99,471        $105,843
                                                                =======        ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $18,077        $ 12,682
  Policyholder account balances.............................     32,986          33,755
  Other policyholder funds..................................        287             596
  Liabilities of subsidiaries transferred...................         --           5,745
  Current income tax payable................................         --             305
  Deferred income tax liability.............................         --           1,371
  Payables for collateral under securities loaned and other
    transactions............................................      8,750           2,215
  Other liabilities.........................................      1,477           4,127
  Separate account liabilities..............................     31,238          30,742
                                                                -------        --------
    Total liabilities.......................................     92,815          91,538
                                                                -------        --------
Stockholder's Equity:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized, issued and outstanding........................        100             100
Additional paid-in capital..................................      6,684           5,449
Retained earnings...........................................        241           7,159
Accumulated other comprehensive (loss) income...............       (369)          1,597
                                                                -------        --------
    Total stockholder's equity..............................      6,656          14,305
                                                                -------        --------
    Total liabilities and stockholder's equity..............    $99,471        $105,843
                                                                =======        ========

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
REVENUES
Premiums.....................................       $  222             $  325        $  911   $1,082
Universal life and investment-type product
  policy fees................................          442                406           690      531
Net investment income........................        1,216              1,608         3,012    2,743
Other revenues...............................           57                113           207      143
Net investment gains (losses)................         (188)                26             9       32
                                                    ------             ------        ------   ------
       Total revenues........................        1,749              2,478         4,829    4,531
                                                    ------             ------        ------   ------
EXPENSES
Policyholder benefits and claims.............          523                599         1,411    1,568
Interest credited to policyholder account
  balances...................................          504                698         1,305    1,248
Other expenses...............................          383                440           762      557
                                                    ------             ------        ------   ------
       Total expenses........................        1,410              1,737         3,478    3,373
                                                    ------             ------        ------   ------
Income from continuing operations before
  provision for income taxes.................          339                741         1,351    1,158
Provision for income taxes...................           98                205           361      240
                                                    ------             ------        ------   ------
Income from continuing operations............          241                536           990      918
Income from discontinued operations, net of
  income taxes...............................           --                240           491      440
                                                    ------             ------        ------   ------
Net income...................................       $  241             $  776        $1,481   $1,358
                                                    ======             ======        ======   ======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                ACCUMULATED OTHER
                                                                                           COMPREHENSIVE INCOME (LOSS)
                                                                                           ----------------------------
                                                                                                              FOREIGN
                                                                   ADDITIONAL              NET UNREALIZED    CURRENCY
                                                          COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION
                                                          STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT     TOTAL
                                                          ------   ----------   --------   --------------   -----------   -------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR).................  $100     $ 5,443     $ 5,638       $   454         $   --      $11,635
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (545)                                     (545)
Comprehensive income (loss):
 Net income..............................................                         1,358                                     1,358
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          85                          85
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         817                         817
   Foreign currency translation adjustments..............                                                          4            4
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     906
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   2,264
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)...............   100       5,446       6,451         1,356              4       13,357
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (773)                                     (773)
Comprehensive income (loss):
 Net income..............................................                         1,481                                     1,481
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          98                          98
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         138                         138
   Foreign currency translation adjustments..............                                                          1            1
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     237
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   1,718
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)...............   100       5,449       7,159         1,592              5       14,305
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (675)                                     (675)
Comprehensive income (loss):
 Net income..............................................                           776                                       776
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          57                          57
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         (32)                        (32)
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                      25
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                     801
Restructuring transactions, net (See Notes 10, 11, and
 15).....................................................            (3,095)     (2,966)         (166)                     (6,227)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)...................   100       2,357       4,294         1,451              5        8,207
Effect of push down accounting of MetLife, Inc.'s
 purchase price on The Travelers Insurance Company's net
 assets acquired (See Note 1)............................             4,547      (4,294)       (1,451)            (5)      (1,203)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JULY 1, 2005 (SUCCESSOR)......................   100       6,904          --            --             --        7,004
Revisions of purchase price pushed down to The Travelers
 Insurance Company's net assets acquired (See Note 1)....              (220)                                                 (220)
Comprehensive income (loss):
 Net income..............................................                           241                                       241
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                        (371)                       (371)
   Foreign currency translation adjustments..............                                                          2            2
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                    (369)
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                    (128)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR).................  $100     $ 6,684     $   241       $  (371)        $    2      $ 6,656
                                                           ====     =======     =======       =======         ======      =======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                    PREDECESSOR
                                                         ----------------   --------------------------------------
                                                         SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                         ----------------   ----------------   -------------------
                                                               2005               2005           2004       2003
                                                         ----------------   ----------------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...........................................      $    241           $    776       $  1,481   $  1,358
  Adjustments to reconcile net income to net cash
    provided by operating activities:
    Depreciation and amortization expenses.............             3                  5              4          4
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................            96                (31)           (57)       (62)
    (Gains) losses from sales of investments, net......           188                (41)           (16)       (37)
    Change in undistributed income of real estate joint
      ventures and other limited partnership
      interests........................................           (19)               (22)           107          1
    Interest credited to other policyholder account
      balances.........................................           504                698          1,305      1,248
    Universal life and investment-type product policy
      fees.............................................          (442)              (448)          (781)      (606)
    Change in accrued investment income................           (55)                54            (39)       (42)
    Change in trading securities.......................           103                209            226       (232)
    Change in premiums and other receivables...........           134                 17             (8)         8
    Change in DAC and VOBA, net........................           (76)              (241)          (540)      (442)
    Change in insurance-related liabilities............           679                140            604        832
    Change in current income taxes payable.............            54                167            340         15
    Change in other assets.............................           494                (87)            73        (66)
    Change in other liabilities........................          (971)               (46)          (613)      (401)
    Other, net.........................................             2                 58             56         14
                                                             --------           --------       --------   --------
NET CASH PROVIDED BY OPERATING ACTIVITIES..............      $    935           $  1,208       $  2,142   $  1,592
                                                             --------           --------       --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................      $ 22,065           $  7,437       $ 14,745   $ 22,016
    Equity securities..................................           221                108            182        150
    Mortgage and consumer loans........................           724                288            707        358
    Real estate and real estate joint ventures.........            65                146            198        195
    Other limited partnership interests................           173                125            332        239
  Purchases of:
    Fixed maturities...................................       (30,165)            (6,902)       (18,872)   (26,563)
    Equity securities..................................            --               (120)          (157)      (144)
    Mortgage and consumer loans........................          (480)              (452)          (944)      (317)
    Real estate and real estate joint ventures.........           (13)               (11)           (28)       (30)
    Other limited partnership interests................          (330)              (136)          (370)      (437)
  Policy loans.........................................             3                204             14         34
  Net change in short-term investments.................           752              1,102           (116)       814
  Net change in other invested assets..................           252               (206)          (152)         7
  Other, net...........................................             3                 --            130         94
                                                             --------           --------       --------   --------
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES....      $ (6,730)          $  1,583       $ (4,331)  $ (3,584)
                                                             --------           --------       --------   --------

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                        SUCCESSOR                    PREDECESSOR
                                                     ----------------   --------------------------------------
                                                     SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                     ----------------   ----------------   -------------------
                                                           2005               2005           2004       2003
                                                     ----------------   ----------------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits.......................................      $  7,441           $  3,252       $  9,619   $  8,326
    Withdrawals....................................        (8,971)            (4,177)        (6,649)    (5,396)
  Net change in payables for collateral under
    securities loaned and other transactions.......         7,478               (943)            89       (430)
  Dividends on common stock........................            --               (675)          (773)      (545)
  Restructuring transactions.......................            --               (259)            --         --
  Other, net.......................................           (75)                --             --         --
                                                         --------           --------       --------   --------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES.......................................         5,873             (2,802)         2,286      1,955
                                                         --------           --------       --------   --------
Change in cash and cash equivalents................            78                (11)            97        (37)
Cash and cash equivalents, beginning of period.....           443                246            149        186
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...........      $    521           $    235       $    246   $    149
                                                         ========           ========       ========   ========
Cash and cash equivalents, subsidiaries
  transferred, beginning of period.................      $     --           $     31       $     10   $     18
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, SUBSIDIARIES
  TRANSFERRED, END OF PERIOD.......................      $     --           $     --       $     31   $     10
                                                         ========           ========       ========   ========
Cash and cash equivalents, from continuing
  operations, beginning of period..................      $    443           $    215       $    139   $    168
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, FROM CONTINUING
  OPERATIONS, END OF PERIOD........................      $    521           $    235       $    215   $    139
                                                         ========           ========       ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the period for income
    taxes..........................................      $     90           $    406       $     93   $    309
                                                         ========           ========       ========   ========
  Net cash paid during the period for income taxes,
    subsidiaries transferred.......................      $     --           $     99       $    169   $    147
                                                         ========           ========       ========   ========
  Non-cash transactions during the period:
    Business Dispositions:
      Assets of subsidiaries distributed to parent
         in restructuring transactions.............      $     --           $ 10,472       $     --   $     --
      Liabilities of subsidiaries distributed to
         parent in restructuring transactions......            --              6,014             --         --
                                                         --------           --------       --------   --------
      Net assets of subsidiaries distributed to
         parent in restructuring transactions......            --              4,458       $     --   $     --
      Less: cash disposed..........................            --                 25       $     --   $     --
                                                         --------           --------       --------   --------
      Business dispositions, net of cash
         disposed..................................      $     --           $  4,433       $     --   $     --
                                                         ========           ========       ========   ========
      Inclusion (reversal) of Travelers Property
         Casualty minority interest in joint
         ventures..................................      $     --           $     --       $    (58)  $     63
                                                         ========           ========       ========   ========
      Acquisition of real estate through
         foreclosures of mortgage loans............      $     --           $     --       $     --   $     53
                                                         ========           ========       ========   ========

---------------
See Note 1 for purchase accounting adjustments.
See Note 10, 11, and 15 for non-cash restructuring transactions.

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Insurance Company ("TIC," together with its subsidiaries, including The Travelers Life and Annuity Company ("TLAC"), the "Company") and other affiliated entities, including substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets , the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $360 million, net of the related deferred tax assets of $126 million, for a net change of $234 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $28 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $262 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase price attributed to the Company was decreased by $220 million resulting in an increase in goodwill of $42 million.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                        SUCCESSOR
                                                         ---------------------------------------
                                                                   AS OF JULY 1, 2005
                                                         ---------------------------------------
                                                                      (IN MILLIONS)
TOTAL PURCHASE PRICE...................................                            $11,966
  Purchase price attributed to other affiliates........                              5,182
                                                                                   -------
  Purchase price attributed to the Company.............                              6,784
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS..........................................       $ 8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR
  VALUE:...............................................
  Fixed maturities available-for-sale, at fair value...           (26)
  Mortgage loans on real estate........................            72
  Real estate and real estate joint ventures
     held-for-investment...............................            39
  Other limited partnership interests..................            48
  Other invested assets................................           (36)
  Premiums and other receivables.......................         1,001
  Elimination of historical deferred policy acquisition
     costs.............................................        (3,052)
  Value of business acquired...........................         3,490
  Value of distribution agreements and customer
     relationships acquired............................            73
  Net deferred income tax asset........................         1,747
  Elimination of historical goodwill...................          (196)
  Other assets.........................................           (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR
  VALUE:...............................................
  Future policy benefits...............................        (3,752)
  Policyholder account balances........................        (1,869)
  Other liabilities....................................           193
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED..............................................                              5,928
                                                                                   -------
GOODWILL RESULTING FROM THE ACQUISITION................                            $   856
                                                                                   =======

     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, that are expected to benefit from the Acquisition as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
Institutional...............................................          $305
Individual..................................................           159
Corporate & Other...........................................           392
                                                                      ----
  TOTAL.....................................................          $856
                                                                      ====

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                  SUCCESSOR
                                                              ------------------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................       $41,210
Trading securities..........................................           555
Equity securities available-for-sale........................           617
Mortgage loans on real estate...............................         2,363
Policy loans................................................           884
Real estate and real estate joint ventures
  held-for-investment.......................................           126
Other limited partnership interests.........................         1,120
Short-term investments......................................         2,225
Other invested assets.......................................         1,205
                                                                   -------
  Total investments.........................................        50,305
Cash and cash equivalents...................................           443
Accrued investment income...................................           494
Premiums and other receivables..............................         4,688
Value of business acquired..................................         3,490
Goodwill....................................................           856
Other intangible assets.....................................            73
Deferred tax asset..........................................         1,174
Other assets................................................           730
Separate account assets.....................................        30,427
                                                                   -------
  Total assets acquired.....................................        92,680
                                                                   -------
LIABILITIES:
Future policy benefits......................................        17,551
Policyholder account balances...............................        34,251
Other policyholder funds....................................           114
Current income taxes payable................................            36
Other liabilities...........................................         3,517
Separate account liabilities................................        30,427
                                                                   -------
  Total liabilities assumed.................................        85,896
                                                                   -------
  Net assets acquired.......................................       $ 6,784
                                                                   =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired, distribution agreements and customer relationships acquired are as follows:

                                                             SUCCESSOR
                                                           -------------    WEIGHTED AVERAGE
                                                           JULY 1, 2005    AMORTIZATION PERIOD
                                                           -------------   -------------------
                                                           (IN MILLIONS)
Value of business acquired...............................     $3,490            16 years
Value of distribution agreements and customer
  relationships acquired.................................         73            16 years
                                                              ------
  Total value of intangible assets acquired, excluding
     goodwill............................................     $3,563            16 years
                                                              ======

     The estimated future amortization of the value of business acquired, distribution agreements and customer relationships acquired from 2006 to 2010 is as follows:

                                                              (IN MILLIONS)
2006........................................................      $322
2007........................................................      $316
2008........................................................      $300
2009........................................................      $282
2010........................................................      $262

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TIC is a Connecticut corporation incorporated in 1863. As described more fully in Note 1, on July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products. Prior to the Acquisition, TIC was a wholly-owned subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from TIC to CIHC on June 30, 2005 in

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contemplation of the Acquisition. Primerica is reported in discontinued operations for all periods presented. See Note 15.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) the Company; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Minority interest related to consolidated entities included in other liabilities was $180 million and $216 million at December 31, 2005 and 2004, respectively.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) real estate and real estate joint ventures previously reported in other invested assets are now reported in real estate and real estate joint ventures held-for-investment;
(iii) corporate joint ventures that were previously reported in other invested assets are now reported in other limited partnership interests; (iv) positive derivative revaluation previously reported in other assets are now reported in other invested assets; (v) reinsurance recoverables are now reported in premiums and other receivables; (vi) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (vii) policy and contract claim liabilities previously reported in contractholder funds are now reported in other policyholder funds; (viii) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (ix) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (x) trading securities sold and not yet purchased are now reported in other liabilities; and (xi) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawn benefits were reclassified from cash flows from financing activities to cash flows from operating activities. Additionally, the statement of cash flows for the six months ended June 30, 2005 has been restated to include the cash flows of discontinued operations, which were previously excluded from that statement.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, trading securities, mortgage and consumer loans, other limited partnerships and real estate joint ventures, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "--Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage and consumer loans are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage and consumer loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments. In 2004, other invested assets also included the Company's investment in the preferred stock of Citigroup. See Note 10.

     Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Trading Securities

     Trading securities are recorded at fair value with subsequent changes in fair value recognized in net investment income.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $208 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                  SUCCESSOR
                                                              -----------------
                                                              DECEMBER 31, 2005
                                                              -----------------
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................        $196
Elimination of historical goodwill..........................        (196)
Effect of push down accounting of MetLife's purchase price
  on TIC's net assets acquired (See Note 1).................         856
                                                                    ----
BALANCE, BEGINNING AND END OF PERIOD........................        $856
                                                                    ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2005. Interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Liabilities for unpaid claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.3% to 13% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

     Product Liability Classification Changes Resulting from the Acquisition

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

  Guarantees

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term. Prior to the Acquisition, deferred revenues on life and annuity policies with life contingencies were reported in other liabilities, whereas subsequent to the Acquisition, these amounts are included in other policyholder funds on the accompanying consolidated balance sheet.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include fees and broker-dealer commissions. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $500 million were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet at January 1, 2004 of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of approximately $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN
46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a VIE if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                              SUCCESSOR
                                             --------------------------------------------
                                                          DECEMBER 31, 2005
                                             --------------------------------------------
                                                            GROSS
                                              COST OR    UNREALIZED
                                             AMORTIZED   -----------   ESTIMATED    % OF
                                               COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                             ---------   ----   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities..................   $16,788    $ 45   $393    $16,440      34.1%
Residential mortgage-backed securities.....    11,304      14    121     11,197      23.2
U.S. Treasury/agency securities............     6,153      20     61      6,112      12.7
Foreign corporate securities...............     5,323      30    139      5,214      10.8
Commercial mortgage-backed securities......     4,545      10     75      4,480       9.3
Asset-backed securities....................     3,594       9     14      3,589       7.5
State and political subdivision
  securities...............................       632      --     25        607       1.3
Foreign government securities..............       472      17      2        487       1.0
                                              -------    ----   ----    -------     -----
  Total bonds..............................    48,811     145    830     48,126      99.9
Redeemable preferred stocks................        37       1      2         36       0.1
                                              -------    ----   ----    -------     -----
  Total fixed maturities...................   $48,848    $146   $832    $48,162     100.0%
                                              =======    ====   ====    =======     =====
Non-redeemable preferred stocks............   $   327    $  1   $  5    $   323      76.7%
Common stocks..............................        97       4      3         98      23.3
                                              -------    ----   ----    -------     -----
  Total equity securities..................   $   424    $  5   $  8    $   421     100.0%
                                              =======    ====   ====    =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             PREDECESSOR
                                            ----------------------------------------------
                                                          DECEMBER 31, 2004
                                            ----------------------------------------------
                                                            GROSS
                                             COST OR     UNREALIZED
                                            AMORTIZED   -------------   ESTIMATED    % OF
                                              COST       GAIN    LOSS   FAIR VALUE   TOTAL
                                            ---------   ------   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities.................   $21,956    $1,337   $33     $23,260      54.6%
Residential mortgage-backed securities....     4,636       122     4       4,754      11.2
U.S. Treasury/agency securities...........     1,818        99    --       1,917       4.5
Foreign corporate securities..............     6,855       384    12       7,227      16.9
Commercial mortgage-backed securities.....     2,249       113     3       2,359       5.5
Asset-backed securities...................     1,861        17     3       1,875       4.4
State and political subdivision
  securities..............................       360        41     1         400       0.9
Foreign government securities.............       576        59    --         635       1.5
                                             -------    ------   ---     -------     -----
  Total bonds.............................    40,311     2,172    56      42,427      99.5
Redeemable preferred stocks...............       155        40     1         194       0.5
                                             -------    ------   ---     -------     -----
  Total fixed maturities..................   $40,466    $2,212   $57     $42,621     100.0%
                                             =======    ======   ===     =======     =====
Non-redeemable preferred stocks...........   $   124    $    3   $ 1     $   126      33.7%
Common stocks.............................       208        41     1         248      66.3
                                             -------    ------   ---     -------     -----
  Total equity securities.................   $   332    $   44   $ 2     $   374     100.0%
                                             =======    ======   ===     =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................       $2,753              $3,933
Banking..............................................       $2,193              $2,728
Electric Utilities...................................       $2,042              $2,965
Finance Companies....................................       $1,777              $3,344
Capital Goods(2).....................................       $1,223              $1,652
Real Estate Investment Trust.........................       $1,125              $1,983
Energy...............................................       $  991              $1,557
Basic Industry(3)....................................       $  936              $1,537
Insurance............................................       $  883              $1,769
Food and Beverage....................................       $  772              $  905
Natural Gas Utilities................................       $  737              $  911
Brokerage............................................       $  670              $  726
Industrial Other.....................................       $  650              $  629
Transportation(4)....................................       $  608              $  683

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

(4) Transportation includes airlines, railroad and transportation services.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3,080 million and $4,955 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($40) million and $392 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at estimated fair values of $3 million and $47 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($5) million and $18 million at December 31, 2005 and 2004, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $ 1,336     $ 1,330      $ 2,087     $ 2,127
Due after one year through five years.......     9,730       9,623       11,394      11,849
Due after five years through ten years......     8,922       8,734       11,573      12,264
Due after ten years.........................     9,380       9,173        6,511       7,199
                                               -------     -------      -------     -------
  Subtotal..................................    29,368      28,860       31,565      33,439
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    19,443      19,266        8,746       8,988
                                               -------     -------      -------     -------
  Subtotal..................................    48,811      48,126       40,311      42,427
Redeemable preferred stocks.................        37          36          155         194
                                               -------     -------      -------     -------
     Total fixed maturities.................   $48,848     $48,162      $40,466     $42,621
                                               =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $7,224 million and $2,395 million, respectively. Approximately 55% and 54% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $3,973 million and $2,359 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        SUCCESSOR                   PREDECESSOR
                                     ----------------   -----------------------------------
                                     SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                       DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                     ----------------   ----------------   ----------------
                                           2005               2005          2004     2003
                                     ----------------   ----------------   ------   -------
                                                         (IN MILLIONS)
Proceeds...........................      $20,368             $2,971        $6,957   $13,101
Gross investment gains.............      $    41             $  152        $  257   $   449
Gross investment losses............      $  (318)            $  (96)       $ (219)  $  (364)

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005. Gross investment losses exclude writedowns recorded during the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $4 million, $42 million and $109 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                        SUCCESSOR
                                       ---------------------------------------------------------------------------
                                                                    DECEMBER 31, 2005
                                       ---------------------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                         LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                       -----------------------   -----------------------   -----------------------
                                                      GROSS                     GROSS                     GROSS
                                       ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                       FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                                  (DOLLARS IN MILLIONS)
U.S. corporate securities............   $13,605        $393        $  --        $  --       $13,605        $393
Residential mortgage-backed
  securities.........................     8,490         121           --           --         8,490         121
U.S. Treasury/agency securities......     4,148          61           --           --         4,148          61
Foreign corporate securities.........     4,284         139           --           --         4,284         139
Commercial mortgage-backed
  securities.........................     3,654          75           --           --         3,654          75
Asset-backed securities..............     1,741          14           --           --         1,741          14
State and political subdivision
  securities.........................       549          25           --           --           549          25
Foreign government securities........       147           2           --           --           147           2
                                        -------        ----        -----        -----       -------        ----
  Total bonds........................    36,618         830           --           --        36,618         830
Redeemable preferred stocks..........        28           2           --           --            28           2
                                        -------        ----        -----        -----       -------        ----
  Total fixed maturities.............   $36,646        $832        $  --        $  --       $36,646        $832
                                        =======        ====        =====        =====       =======        ====
Equity securities....................   $   214        $  8        $  --        $  --       $   214        $  8
                                        =======        ====        =====        =====       =======        ====
Total number of securities in an
  unrealized loss position...........     4,711                       --                      4,711
                                        =======                    =====                    =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                        ---------------------------------------------------------------------------
                                                                     DECEMBER 31, 2004
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                       GROSS                     GROSS                     GROSS
                                        ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                                   (DOLLARS IN MILLIONS)
U.S. corporate securities.............    $2,943        $26          $192         $ 7         $3,135        $33
Residential mortgage-backed
  securities..........................       551          3            53           1            604          4
U.S. Treasury/agency securities.......        60         --            --          --             60         --
Foreign corporate securities..........       944          8           178           4          1,122         12
Commercial mortgage-backed
  securities..........................       250          3             7          --            257          3
Asset-backed securities...............       294          2            45           1            339          3
State and political subdivision
  securities..........................         4         --            11           1             15          1
Foreign government securities.........        19         --            --          --             19         --
                                          ------        ---          ----         ---         ------        ---
  Total bonds.........................     5,065         42           486          14          5,551         56
Redeemable preferred stocks...........        13         --             7           1             20          1
                                          ------        ---          ----         ---         ------        ---
  Total fixed maturities..............    $5,078        $42          $493         $15         $5,571        $57
                                          ======        ===          ====         ===         ======        ===
Equity securities.....................    $   31        $ 2          $  9         $--         $   40        $ 2
                                          ======        ===          ====         ===         ======        ===
Total number of securities in an
  unrealized loss position............       681                       89                        770
                                          ======                     ====                     ======

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                              SUCCESSOR
                       ---------------------------------------------------------------------------------------
                                                          DECEMBER 31, 2005
                       ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES        NUMBER OF SECURITIES
                       ---------------------------   ---------------------------   ---------------------------
                       LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                       -------------   -----------   -------------   -----------   -------------   -----------
                                                        (DOLLARS IN MILLIONS)
Less than six
  months.............     $37,631          $69           $814            $26           4,663           48
                          -------          ---           ----            ---           -----           --
  Total..............     $37,631          $69           $814            $26           4,663           48
                          =======          ===           ====            ===           =====           ==

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                                          ------------------------------------------------------------
                                                               DECEMBER 31, 2004
                                          ------------------------------------------------------------
                                               COST OR               GROSS                NUMBER
                                            AMORTIZED COST     UNREALIZED LOSSES      OF SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                             (DOLLARS IN MILLIONS)
Less than six months....................   $4,115      $  1       $29      $  --       499         5
Six months or greater but less than nine
  months................................      890        --        13         --       155        --
Nine months or greater but less than
  twelve months.........................      147        --         3         --        27        --
Twelve months or greater................      517        --        14         --        84        --
                                           ------      ----       ---      -----       ---        --
  Total.................................   $5,669      $  1       $59      $  --       765         5
                                           ======      ====       ===      =====       ===        ==

     As of December 31, 2005, $814 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $59 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $26 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 38% of the cost or amortized cost of such securities. Of such unrealized losses, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8,478 million and $2,106 million and an estimated fair value of $8,372 million and $1,918 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8,622 million and $1,986 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

income and investment expenses, respectively. Security collateral of $174 million and $341 million at December 31, 2005 and December 31, 2004, respectively, was on deposit from customers in connection with the securities lending transactions. Security collateral may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $21 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005. Company securities held in trust to satisfy collateral requirements, consisting primarily of fixed maturity securities, had an amortized cost of $15 million at December 31, 2004.

  MORTGAGE AND CONSUMER LOANS

     At December 31, 2005 and 2004, the Company's mortgage and consumer loans consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage and consumer loans.................       $2,081              $2,070
Underperforming mortgage and consumer loans.........           13                  54
                                                           ------              ------
  Total mortgage and consumer loans.................       $2,094              $2,124
                                                           ======              ======

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 37%, 12%, and 5% of the properties were located in California, New York, and New Jersey, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities..........................       $1,169             $1,173        $2,336     $2,330
Equity securities.........................            3                 22             9        (21)
Mortgage and consumer loans...............           85                 82           184        158
Real estate and real estate joint
  ventures................................            2                 19            29         20
Policy loans..............................           23                 29            70         76
Other limited partnership interests.......           33                217           262         32
Cash, cash equivalents and short-term
  investments.............................           61                 24            31         49
Preferred stock of Citigroup..............           --                 73           182        182
Other.....................................           (6)                 3             1         34
                                                 ------             ------        ------     ------
  Total...................................        1,370              1,642         3,104      2,860
Less: Investment expenses.................          154                 34            92        117
                                                 ------             ------        ------     ------
  Net investment income...................       $1,216             $1,608        $3,012     $2,743
                                                 ======             ======        ======     ======

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities(1).......................       $ (278)            $   17        $  (21)    $  (33)
Equity securities.........................            1                 35            17          9
Mortgage and consumer loans...............           (8)                 1             1        (14)
Real estate and real estate joint
  ventures................................            7                  7             1          6
Other limited partnership interests.......           (1)                 2             1         44
Sales of businesses.......................            2                 --            --         --
Derivatives...............................          (11)              (402)          122        507
Other.....................................          100                366          (112)      (487)
                                                 ------             ------        ------     ------
  Net investment gains (losses)...........       $ (188)            $   26        $    9     $   32
                                                 ======             ======        ======     ======

---------------
(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities.............................       $(686)             $2,124        $2,155   $1,966
Equity securities............................          (3)                 21            42       33
Derivatives..................................           1                  83            (6)    (159)
Other........................................         (18)                  4             1       16
Discontinued operations......................          --                  --           256      225
                                                    -----              ------        ------   ------
  Total......................................        (706)              2,232         2,448    2,081
Amounts allocated from DAC and VOBA..........         135                  --            --       --
Deferred income taxes........................         200                (781)         (856)    (725)
                                                    -----              ------        ------   ------
     Net unrealized investment gains
       (losses)..............................       $(371)             $1,451        $1,592   $1,356
                                                    =====              ======        ======   ======

     The changes in net unrealized investment gains (losses) were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD..............      $ 1,451             $1,592        $1,356   $  454
Effect of purchase accounting push down (See
  Note 1)....................................       (1,451)                --            --       --
                                                   -------             ------        ------   ------
BALANCE, BEGINNING OF PERIOD.................           --              1,592         1,356      454
Unrealized investment gains (losses) during
  the period.................................         (706)                43           367    1,368
Unrealized investment gains (losses) relating
  to:
  DAC and VOBA...............................          135                 --            --       --
  Deferred income taxes......................          200                (18)         (131)    (466)
Restructuring transaction....................           --               (166)           --       --
                                                   -------             ------        ------   ------
BALANCE, END OF PERIOD.......................      $  (371)            $1,451        $1,592   $1,356
                                                   =======             ======        ======   ======
Net change in unrealized investment gains
  (losses)...................................      $  (371)            $ (141)       $  236   $  902
                                                   =======             ======        ======   ======

  TRADING SECURITIES

     Net investment income for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003 includes $6 million, ($35) million, $44 million and $190 million, respectively, of gains (losses) on securities classified as trading. Of these amounts, ($3) million, $20 million, $78 million and $92 million relate to net gains (losses) recognized on trading securities sold during the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003,

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

respectively. The remaining $9 million, ($55) million, ($34) million and $98 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively, relate to changes in fair value on trading securities held at December 31, 2005, June 30, 2005, December 31, 2004 and December 31, 2003, respectively.

  VARIABLE INTEREST ENTITIES

     As of December 31, 2004, a collateralized debt obligation and a real estate joint venture were consolidated as VIEs. The collateralized debt obligation was sold subsequent to June 30, 2005. The real estate joint venture experienced a reconsideration event that changed the Company's status so that it is no longer the primary beneficiary. The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS (1)    LOSS (2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Asset-backed securitizations................................    $1,281        $ 69
Real estate joint ventures(3)...............................        97          18
Other limited partnerships(4)...............................     4,055         285
Other investments(5)........................................       200          15
                                                                ------        ----
  Total.....................................................    $5,633        $387
                                                                ======        ====

---------------

(1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2005. The assets of the real estate joint ventures, other limited partnerships and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Other investments include securities that are not asset-backed securitizations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                           SUCCESSOR                        PREDECESSOR
                                -------------------------------   -------------------------------
                                       DECEMBER 31, 2005                 DECEMBER 31, 2004
                                -------------------------------   -------------------------------
                                            CURRENT MARKET OR                 CURRENT MARKET OR
                                                FAIR VALUE                        FAIR VALUE
                                NOTIONAL   --------------------   NOTIONAL   --------------------
                                 AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                --------   ------   -----------   --------   ------   -----------
                                                          (IN MILLIONS)
Interest rate swaps...........  $ 6,540     $356       $ 49       $ 5,702    $   59      $109
Interest rate caps............    2,020       16         --           118         3        --
Financial futures.............       81        2          1         1,339        --        --
Foreign currency swaps........    3,084      429         72         3,219       850        45
Foreign currency forwards.....      488       18          2           431        --         8
Options.......................       --      165          3            --       189        --
Financial forwards............       --       --          2            --         2         2
Credit default swaps..........      957        2          2           415         4         3
                                -------     ----       ----       -------    ------      ----
  Total.......................  $13,170     $988       $131       $11,224    $1,107      $167
                                =======     ====       ====       =======    ======      ====

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 587 and 217 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 73,500 and 115,400 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,420,650 and 1,144,700 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                             SUCCESSOR
                              ------------------------------------------------------------------------
                                                           REMAINING LIFE
                              ------------------------------------------------------------------------
                                         AFTER ONE YEAR   AFTER FIVE YEARS
                              ONE YEAR      THROUGH           THROUGH
                              OR LESS      FIVE YEARS        TEN YEARS       AFTER TEN YEARS    TOTAL
                              --------   --------------   ----------------   ---------------   -------
                                                           (IN MILLIONS)
Interest rate swaps.........   $  942        $2,929            $2,519             $150         $ 6,540
Interest rate caps..........    2,000            20                --               --           2,020
Financial futures...........       81            --                --               --              81
Foreign currency swaps......      535           869             1,616               64           3,084
Foreign currency forwards...      488            --                --               --             488
Credit default swaps........       95           836                26               --             957
                               ------        ------            ------             ----         -------
  Total.....................   $4,141        $4,654            $4,161             $214         $13,170
                               ======        ======            ======             ====         =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches).

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                        SUCCESSOR                            PREDECESSOR
                           -----------------------------------   -----------------------------------
                                    DECEMBER 31, 2005                     DECEMBER 31, 2004
                           -----------------------------------   -----------------------------------
                                             FAIR VALUE                            FAIR VALUE
                           NOTIONAL   ------------------------   NOTIONAL   ------------------------
                            AMOUNT      ASSETS     LIABILITIES    AMOUNT      ASSETS     LIABILITIES
                           --------   ----------   -----------   --------   ----------   -----------
                                                         (IN MILLIONS)
Fair value...............  $    66       $ --         $ --       $ 1,506      $   --        $ 14
Cash flow................      430          2           --         7,560         897         142
Foreign operations.......       --         --           --            25          --          --
Non-qualifying...........   12,674        986          131         2,133         210          11
                           -------       ----         ----       -------      ------        ----
     Total...............  $13,170       $988         $131       $11,224      $1,107        $167
                           =======       ====         ====       =======      ======        ====

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                               SUCCESSOR                 PREDECESSOR
                                            ----------------   --------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                              DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                            ----------------   ----------------   -------------
                                                  2005               2005         2004    2003
                                            ----------------   ----------------   -----   -----
                                                               (IN MILLIONS)
Changes in the fair value of
  derivatives.............................        $--                $(16)        $(21)   $  1
Changes in the fair value of the items
  hedged..................................         --                   5          (12)    (24)
                                                  ---                ----         ----    ----
Net ineffectiveness of fair value hedging
  activities..............................        $--                $(11)        $(33)   $(23)
                                                  ===                ====         ====    ====

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($8) million, ($29) million and ($23) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate futures to hedge against changes in value of securities to be acquired; and (v) interest rate futures to hedge against changes in interest rates on liabilities to be issued.

     For the six months ended December 31, 2005, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. For the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized net investment gains (losses) of ($5) million, $6 million and ($3) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                   SUCCESSOR                 PREDECESSOR
                                                ----------------   --------------------------------
                                                SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                  DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                ----------------   ----------------   -------------
                                                      2005               2005         2004    2003
                                                ----------------   ----------------   -----   -----
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD...............        $ 83               $(6)         $(159)  $(286)
Effect of purchase accounting push down (See
  Note 1).....................................         (83)               --             --      --
                                                      ----               ---          -----   -----
BALANCE, BEGINNING OF PERIOD..................           -                (6)          (159)   (286)
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges............................           1                85            140     112
Amounts reclassified to net investment
  income......................................          --                 4             13      15
                                                      ----               ---          -----   -----
BALANCE, END OF THE PERIOD....................        $  1               $83          $  (6)  $(159)
                                                      ====               ===          =====   =====

     At December 31, 2005, approximately ($5) million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2006.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps and options to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded in 2005, 2004 or 2003.

     The Company's consolidated statements of stockholder's equity for the six months ended December 31, 2005 did not include any gains (losses) related to foreign currency contracts used to hedge its net investments in foreign operations. The Company's consolidated statements of stockholder's equity for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, included gains (losses) of $3 million, $1 million and ($6) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income ("AOCI") are reclassified to the consolidated statements of income, while a pro rata portion is reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) RSATs to synthetically create investments; and (vi) basis swaps to better match the cash flows from assets and related liabilities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($1) million, ($10) million, ($33) million and ($96) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $40 million and $181 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended December 31, 2004 were gains (losses) of $39 million, ($3) million and $30 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $128 million and $229 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $427 million and $584 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                               DAC      VOBA      TOTAL
                                                              ------   -------   -------
                                                                    (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)....................  $2,044   $   115   $ 2,159
  Capitalization............................................     583        --       583
  Less: amortization........................................     266        14       280
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)..................   2,361       101     2,462
  Capitalization............................................     810        --       810
  Less: amortization........................................     399        11       410
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................   2,772        90     2,862
  Capitalization............................................     426        --       426
  Less: amortization........................................     230         6       236
                                                              ------   -------   -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)......................   2,968        84     3,052
Effect of purchase accounting push down (See Note 1)........  (2,968)    3,406       438
                                                              ------   -------   -------
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................      --     3,490     3,490
                                                              ------   -------   -------
  Capitalization............................................     262        --       262
                                                              ------   -------   -------
  Less: amortization related to:
     Net investment gains (losses)..........................      (4)      (25)      (29)
     Unrealized investment gains (losses)...................     (32)     (103)     (135)
     Other expenses.........................................      17       198       215
                                                              ------   -------   -------
       Total amortization...................................     (19)       70        51
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................  $  281   $ 3,420   $ 3,701
                                                              ======   =======   =======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $320 million in 2006, $313 million in 2007, $296 million in 2008, $278 million in 2009 and $257 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Changes in value of distribution agreements ("VODA") and value of customer relationships acquired ("VOCRA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                              (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................       $--
Effect of purchase accounting push down (See Note 1)........        73
Amortization................................................        --
                                                                   ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................        73
Capitalization..............................................        --
Amortization................................................        (1)
                                                                   ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................       $72
                                                                   ===

     The estimated future amortization expense for the next five years of the value of distribution agreements and customer relationships acquired is $2 million in 2006, $3 million in 2007, $4 million in 2008, $4 million in 2009 and $5 million in 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 81               $50              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (81)               --               --
                                                ----               ---              ---
Balance, beginning of period............          --                50               --
Capitalization..........................          23                33               51
Amortization............................          --                (2)              (1)
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $ 23               $81              $50
                                                ====               ===              ===

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
BALANCE, BEGINNING OF PERIOD...........       $ 511               $489         $434    $368
     Less: reinsurance recoverables....        (367)              (347)        (294)   (240)
                                              -----               ----         ----    ----
  Net balance at beginning of period...         144                142          140     128
                                              -----               ----         ----    ----
  Effect of purchase accounting
     pushdown..........................          (7)                --           --      --
  Incurred related to:
     Current period....................          19                 17           22      32
     Prior period......................          (3)                (3)           4       5
                                              -----               ----         ----    ----
       Total incurred..................          16                 14           26      37
                                              -----               ----         ----    ----
  Paid related to:
     Current period....................          (1)                (1)          (1)     (1)
     Prior period......................         (13)               (11)         (23)    (24)
                                              -----               ----         ----    ----
       Total paid......................         (14)               (12)         (24)    (25)
                                              -----               ----         ----    ----
  Net balance at end of period.........         139                144          142     140
     Add: reinsurance recoverables.....         373                367          347     294
                                              -----               ----         ----    ----
BALANCE, END OF PERIOD.................       $ 512               $511         $489    $434
                                              =====               ====         ====    ====

     Claims and claim adjustment expenses associated with prior periods decreased by $3 million for both the six months ended December 31, 2005 and the six months ended June 30, 2005. Claims and claim adjustment expenses associated with prior periods increased by $4 million and $5 million for the years ended December 31, 2004 and 2003, respectively. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                                     SUCCESSOR                       PREDECESSOR
                                           ------------------------------   ------------------------------
                                                 DECEMBER 31, 2005                DECEMBER 31, 2004
                                           ------------------------------   ------------------------------
                                               IN THE            AT             IN THE            AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                (DOLLARS IN MILLIONS)
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Account value (general and separate
     account)............................     $ 32,772           N/A           $ 30,833           N/A
  Net amount at risk.....................     $    852(1)        N/A(2)        $  1,255(1)        N/A(2)
  Average attained age of
     contractholders.....................     60 years           N/A           59 years           N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                      SUCCESSOR                    PREDECESSOR
                                              -------------------------     -------------------------
                                                  DECEMBER 31, 2005             DECEMBER 31, 2004
                                              -------------------------     -------------------------
                                              SECONDARY       PAID UP       SECONDARY       PAID UP
                                              GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                              ----------     ----------     ----------     ----------
                                                               (DOLLARS IN MILLIONS)
Account value (general and separate
  account)..................................   $  1,944         N/A          $  1,239         N/A
Net amount at risk..........................   $ 25,795(1)      N/A(1)       $ 15,182(1)      N/A(1)
Average attained age of policyholders.......   57 years         N/A          57 years         N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $3 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $6 million, $5 million and $2 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
Mutual Fund Groupings                                             (IN MILLIONS)
Equity..............................................       $19,969             $17,611
Bond................................................         2,434               2,183
Balanced............................................         2,899               3,250
Money Market........................................           654                 681
Specialty...........................................           621                 649
                                                           -------             -------
  TOTAL.............................................       $26,577             $24,374
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $30,295 million and $28,703 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million and $2,039 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.5% and 4% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $232 million, $203 million, $375 million and $300 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program, and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $78 billion and $74 billion at December 31, 2005 and 2004, respectively. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. Total variable annuity account balances with GMDB riders were $32.8 billion, of which $12.0 billion, or 36%, was reinsured, and $26.7 billion, of which $12.0 billion, or 45%, was reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When the benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totaled $0.9 billion, of which $0.8 billion, or 89%, is reinsured and $1.3 billion, of which $1.1 billion, or 85%, is reinsured at December 31, 2005 and 2004, respectively.

     TIC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers.

     Effective July 1, 2000, the Company reinsured 90% of its individual long-term care insurance business with General Electric Capital Assurance Company ("GECAC") and its subsidiary in the form of indemnity reinsurance agreements. Written premiums ceded per these agreements were $122 million and $111 million for the six months ended December 31, 2005 and June 30, 2005, respectively. Earned premiums ceded were $119 million and $112 million for the six months ended December 31, and June 30, 2005, respectively. Total written premiums ceded were $224 million and $227 million for the years ending December 31, 2004 and 2003, respectively.

     In accordance with the terms of the reinsurance agreement, GECAC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, TIC entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from TIC to CIHC. Under the terms of this agreement, any gains or losses remaining after the terms of the indemnity reinsurance agreement are satisfied, are reimbursable from CIHC for losses, or payable to CIHC for gains. TIC does however retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed by TIC as a pure captive insurer in order to permit TIC and TLAC to cede 100% of its risk associated with the secondary death benefit guarantee rider on certain universal life contracts. TIC dividended TLARC's stock to CIHC in late 2004. As part of the Acquisition, TLARC became a direct subsidiary of MetLife. See Notes 11 and 16.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                          SUCCESSOR                  PREDECESSOR
                                      -----------------   ----------------------------------
                                      SIX MONTHS ENDED    SIX MONTHS ENDED     YEARS ENDED
                                        DECEMBER 31,          JUNE 30,        DECEMBER 31,
                                      -----------------   ----------------   ---------------
                                            2005                2005          2004     2003
                                      -----------------   ----------------   ------   ------
                                                          (IN MILLIONS)
Direct premiums earned..............        $ 381              $ 466         $1,191   $1,376
Reinsurance ceded...................         (159)              (141)          (280)    (294)
                                            -----              -----         ------   ------
Net premiums earned.................        $ 222              $ 325         $  911   $1,082
                                            =====              =====         ======   ======
Reinsurance recoverables netted
  against policyholder benefits.....        $ 521              $ 264         $  475   $  416
                                            =====              =====         ======   ======

     Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $4,283 million and $3,884 million at December 31, 2005 and 2004, respectively, including $2,772 million and $1,904 million at December 31, 2005 and 2004, respectively, relating to runoff of long-term care business and $1,356 million and $1,489 million at December 31, 2005 and 2004, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance premiums and ceded commissions payable included in other liabilities were $49 million and $48 million at December 31, 2005 and 2004, respectively.

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $58                $197         $368    $179
  Foreign..............................         --                   1            1       3
                                               ---                ----         ----    ----
                                                58                 198          369     182
                                               ---                ----         ----    ----
Deferred:
  Federal..............................         40                   7           (8)     58
                                               ---                ----         ----    ----
Provision for income taxes.............        $98                $205         $361    $240
                                               ===                ====         ====    ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $119               $259         $473    $405
Tax effect of:
  Tax exempt investment income.........         (20)               (46)         (86)    (84)
  Tax reserve release..................          --                 --          (23)    (79)
  Other, net...........................          (1)                (8)          (3)     (2)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 98               $205         $361    $240
                                               ====               ====         ====    ====

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................       $2,141              $   756
  Operating lease reserves..........................           13                   47
  Employee benefits.................................            3                  169
  Net unrealized investment losses..................          200                   --
  Capital loss carryforwards........................           92                   --
  Other.............................................           20                  114
                                                           ------              -------
  Total.............................................        2,469                1,086
                                                           ------              -------
Deferred income tax liabilities:
  DAC and VOBA......................................       (1,174)                (785)
  Net unrealized investment gains...................           --                 (763)
  Investments, net..................................          (12)                (832)
  Other.............................................           --                  (77)
                                                           ------              -------
  Total.............................................       (1,186)              (2,457)
                                                           ------              -------
Net deferred income tax asset (liability)...........       $1,283              $(1,371)
                                                           ======              =======

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax asset will be realized.

     Capital loss carryforwards amount to $263 million at December 31, 2005 and will expire in 2010.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its subsidiary, TLAC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company and its subsidiaries filed a consolidated federal income tax return with Citigroup and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement"). Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TIC had $305 million payable to Citigroup at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $932 million. If the entire policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of approximately $326 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. TLAC and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the NASD are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Connecticut Department of Banking. In the context of the above, two arbitration matters were commenced in 2005 against Tower Square. In one of the matters, defendants include other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies, in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $16 million, and a related asset for premium tax offsets of $9 million, at December 31, 2005, for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space. Future sublease income is projected to be insignificant. Future minimum gross rental payments are as follows:

                                                                   GROSS
                                                              RENTAL PAYMENTS
                                                              ---------------
                                                               (IN MILLIONS)
2006........................................................        $17
2007........................................................        $17
2008........................................................        $16
2009........................................................        $10
2010........................................................        $ 8
Thereafter..................................................        $ 8

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $715 million and $389 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $339 million and $213 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  OTHER COMMITMENTS

     TIC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's balance sheets. TIC has also entered into several funding agreements with the FHLB of Boston whereby TIC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on TIC's residential mortgages and mortgage-backed securities to collateralize TIC's obligations under the funding agreements. TIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien, provide that upon any event of default by TIC, the FHLB of Boston's recovery is limited to the amount of TIC's liability under the outstanding funding agreements. The amount of the Company's liability for funding agreements with the FHLB of Boston as of December 31, 2005 is $1.1 billion, which is included in policyholder account balances.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII") (formerly Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in-force under this guarantee at December 31, 2005 is $447 million. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In connection with RSATs, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is $149 million at December 31, 2005. The credit default swaps expire at various times during the next three years.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was $14 million, $28 million and $28 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  RESTRUCTURING TRANSACTIONS

     As described in Note 1, on July 1, 2005, MetLife acquired the Company from Citigroup. Prior to the Acquisition, certain restructuring transactions were required pursuant to the Acquisition Agreement. All restructuring transactions have been recorded at their historical basis. The following transfers to CIHC occurred on June 30, 2005:

          1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

          2. All TIC's shares of Citigroup Series YYY and YY preferred stock, and all dividends with respect thereto;

          3. All TIC's shares of American Financial Life Insurance Company stock;

          4. All TIC's shares of Primerica stock (See Note 14);

          5. All TIC's obligations in the amount of $105 million, the related deferred income tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

          7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred income tax asset, totaling $252 million;

          8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits;

          9. All tax liabilities for potential audit liabilities for federal and state income taxes and other taxes of approximately $78 million with respect to pre-Acquisition tax periods as the Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the closing date.

     The Connecticut Insurance Department (the "Department") approved the special dividend of all TIC's ownership interests and obligations as included in items 1 through 6, 8 and 9 as set forth above. Restructuring transaction item 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the Department. The consolidated financial statements of the Company include the results of operations related to the aforementioned restructuring transactions through the date of distribution, other than Primerica which has been reported as discontinued operations.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TIC and TLAC are each permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of
(i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TIC and TLAC will each be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. TIC paid cash dividends to its former parent, CIHC, of $675 million in 2005, $773 million in 2004 and $545 million in 2003. A portion of the cash dividend paid in 2005 was considered an extraordinary dividend and was approved by the Department. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TIC and TLAC through June 30, 2007 require prior approval of the Commissioner. TIC and TLAC have not paid any dividends since the Acquisition Date.

     On December 15, 2004, the Company dividended all of the issued and outstanding shares of TLARC to CIHC. TLARC was valued at $250,000 and was considered to be an ordinary dividend. At Acquisition, TLARC was sold by Citigroup to MetLife.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 1, in connection with the Acquisition Agreement, several restructuring transactions requiring regulatory approval were completed prior to the sale. TIC received regulatory approval from the Commissioner to complete the restructuring transactions via dividend, and to pay its dividends.

     In connection with the restructuring transactions as discussed in Note 10, the Company's additional paid-in capital ("APIC"), retained earnings and accumulated other comprehensive income were impacted as follows:

                                                                   PREDECESSOR
                                                            --------------------------
                                                                  JUNE 30, 2005
                                                            --------------------------
                                                                      RETAINED
                                                             APIC     EARNINGS   AOCI
                                                            -------   --------   -----
                                                                  (IN MILLIONS)
RESTRUCTURING TRANSACTIONS
Keeper Holdings LLC.......................................  $    (8)  $   (26)   $  --
Citigroup Series YYY preferred stock......................   (2,225)       --       --
Citigroup Series YY preferred stock.......................     (596)       --       --
Stock of American Financial Life Insurance Company........     (218)      210       --
Stock of Primerica Life Insurance Company.................   (1,100)   (3,150)    (166)
Deferred tax liabilities YYY and YY preferred stock.......      974        --       --
Tax Liabilities...........................................       78        --       --
                                                            -------   -------    -----
  Total impact............................................  $(3,095)  $(2,966)   $(166)
                                                            =======   =======    =====

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TIC and TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TIC and TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant assets not admitted by TIC and TLAC are net deferred tax assets resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income of TIC, a Connecticut domiciled insurer, was $1,080 million, $975 million and $935 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $4,081 million and $7,886 million at December 31, 2005 and 2004, respectively.

     Statutory net income (loss) of TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                 SUCCESSOR                  PREDECESSOR
                                              ----------------   ---------------------------------
                                              SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                              ----------------   ----------------   --------------
                                                    2005               2005         2004     2003
                                              ----------------   ----------------   -----   ------
                                                                 (IN MILLIONS)
Holding (losses) gains on investments
  arising during the period.................      $  (517)            $ 125         $ 418   $1,412
Income tax effect of holding gains
  (losses)..................................          181               (47)         (149)    (482)
                                                  -------             -----         -----   ------
Reclassification adjustments:
  Recognized holding (gains) losses included
     in current period income...............         (270)              (53)           (2)      18
  Amortization of premiums and accretion of
     discounts associated with
     investments............................           81               (29)          (49)     (62)
  Income tax effect of reclassification
     adjustments............................           66                29            18       16
                                                  -------             -----         -----   ------
       Total reclassification adjustments...         (123)              (53)          (33)     (28)
Allocation of holding losses on investments
  relating to other policyholder amounts....          135                --            --       --
Income tax effect of allocation of holding
  loss......................................          (47)               --            --       --
Unrealized investment gains (losses) of
  subsidiary at date of restructuring.......           --              (166)           --       --
                                                  -------             -----         -----   ------
Net unrealized investment gains (losses)....         (371)             (141)          236      902
Foreign currency translation adjustments
  arising during the period.................            2                --             1        4
Effect of transfer of Primerica ............           --               166            --       --
                                                  -------             -----         -----   ------
       Other comprehensive income
          (losses)..........................      $  (369)            $  25         $ 237   $  906
                                                  =======             =====         =====   ======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  86              $  72         $ 143   $ 121
Commissions..........................         236                309           606     465
Amortization of DAC and VOBA.........         186                236           410     280
Capitalization of DAC................        (262)              (426)         (810)   (583)
Rent, net of sublease income.........           7                  3            12      11
Minority interest....................           1                 --            --      --
Other................................         129                246           401     263
                                            -----              -----         -----   -----
  Total other expenses...............       $ 383              $ 440         $ 762   $ 557
                                            =====              =====         =====   =====

13.  BUSINESS SEGMENT INFORMATION

     Historically, the Company was organized into two operating segments, Travelers Life and Annuity ("TL&A") and Primerica. On June 30, 2005, in anticipation of the Acquisition, all of the Company's interests in Primerica were distributed via dividend to CIHC. See Notes 10 and 14. As a result, at June 30, 2005, the operations of Primerica were reclassified into discontinued operations and the segment was eliminated, leaving a single operating segment, TL&A.

     On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Institutional and Individual, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. The Institutional segment includes group life insurance and retirement & savings products and services. The Individual segment includes a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments and run-off businesses, as well as expenses associated with certain legal proceedings. Corporate & Other also includes the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates capital to each segment based upon an internal capital allocation system used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains (losses), net of income taxes, and adjustments related to net investment gains (losses), net of income taxes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003. Segment results for periods prior to the Acquisition Date have been restated to reflect segment results in conformity with MetLife's segment presentation. The revised presentation conforms to the manner in which the Company manages and assesses its business. While the prior period presentations have been prepared using the classification of products in conformity with MetLife's segment presentation, they do not reflect the segment results using MetLife's method of capital allocation which allocates capital to each segment based upon an internal capital allocation system as described in the preceding paragraph. In periods prior to the Acquisition Date, earnings on capital were allocated to segments based upon a statutory risk based capital allocation method which resulted in less capital being allocated to the segments and more being retained at Corporate & Other. As it was impracticable to retroactively reflect the impact of applying MetLife's economic capital model on periods prior to the Acquisition Date, they were not restated for this change.

                                                                        SUCCESSOR
                                                    --------------------------------------------------
AS OF OR FOR THE SIX MONTHS ENDED                                                CORPORATE &
DECEMBER 31, 2005                                   INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------------                   -------------   ----------   -----------   -------
                                                                      (IN MILLIONS)
Premiums..........................................     $   116       $    93       $    13     $   222
Universal life and investment-type product policy
  fees............................................          17           425            --         442
Net investment income.............................         711           381           124       1,216
Other revenues....................................          10            45             2          57
Net investment gains (losses).....................         (87)          (99)           (2)       (188)
Policyholder benefits and claims..................         324           177            22         523
Interest credited to policyholder account
  balances........................................         303           201            --         504
Other expenses....................................          30           367           (14)        383
Income from continuing operations before provision
  for income taxes................................         111            99           129         339
Net income........................................          73            86            82         241
Total assets......................................      36,751        52,048        10,672      99,471
DAC and VOBA......................................         161         3,540            --       3,701
Goodwill..........................................         305           159           392         856
Separate account assets...........................       3,177        28,061            --      31,238
Policyholder liabilities..........................      28,340        18,705         4,305      51,350
Separate account liabilities......................       3,177        28,061            --      31,238

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     --------------------------------------------------
FOR THE SIX MONTHS ENDED                                                          CORPORATE &
JUNE 30, 2005                                        INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
------------------------                             -------------   ----------   -----------   -------
                                                                       (IN MILLIONS)
Premiums...........................................     $   206       $   102       $   17      $   325
Universal life and investment-type product policy
  fees.............................................          33           373           --          406
Net investment income..............................         778           547          283        1,608
Other revenues.....................................          (1)           66           48          113
Net investment gains (losses)......................         (10)           (3)          39           26
Policyholder benefits and claims...................         448           131           20          599
Interest credited to policyholder account
  balances.........................................         380           318           --          698
Other expenses.....................................          20           392           28          440
Income from continuing operations before provision
  for income taxes.................................         158           244          339          741
Income from discontinued operations, net of income
  taxes............................................          --            --          240          240
Net income.........................................         103           173          500          776

                                                                       PREDECESSOR
                                                   ---------------------------------------------------
AS OF OR FOR THE YEAR ENDED                                                     CORPORATE &
DECEMBER 31, 2004                                  INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------                        -------------   ----------   -----------   --------
                                                                      (IN MILLIONS)
Premiums.........................................     $   719       $   158       $    34     $    911
Universal life and investment-type product policy
  fees...........................................          73           617            --          690
Net investment income............................       1,443         1,027           542        3,012
Other revenues...................................           5           118            84          207
Net investment gains (losses)....................         (19)           24             4            9
Policyholder benefits and claims.................       1,190           182            39        1,411
Interest credited to policyholder account
  balances.......................................         688           617            --        1,305
Other expenses...................................          40           656            66          762
Income from continuing operations before
  provision for income taxes.....................         303           489           559        1,351
Income from discontinued operations, net of
  income taxes...................................          --            --           491          491
Net income.......................................         197           370           914        1,481
Total assets.....................................      32,837        48,343        24,663      105,843
DAC and VOBA.....................................         222         2,627            13        2,862
Goodwill.........................................          --           101            95          196
Separate account assets..........................       3,509        27,233            --       30,742
Policyholder liabilities.........................      26,809        16,506         3,718       47,033
Separate account liabilities.....................       3,509        27,233            --       30,742

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     -------------------------------------------------
FOR THE YEAR ENDED                                                                CORPORATE &
DECEMBER 31, 2003                                    INSTITUTIONAL   INDIVIDUAL      OTHER      TOTAL
------------------                                   -------------   ----------   -----------   ------
                                                                       (IN MILLIONS)
Premiums...........................................     $  921          $126         $ 35       $1,082
Universal life and investment-type product policy
  fees.............................................         69           462           --          531
Net investment income..............................      1,268           950          525        2,743
Other revenues.....................................         --            74           69          143
Net investment gains (losses)......................         (6)          (34)          72           32
Policyholder benefits and claims...................      1,368           153           47        1,568
Interest credited to policyholder account
  balances.........................................        650           598           --        1,248
Other expenses.....................................         41           456           60          557
Income from continuing operations before provision
  for income taxes.................................        193           371          594        1,158
Income from discontinued operations, net of income
  taxes............................................         --            --          440          440
Net income.........................................        126           306          926        1,358

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Substantially all of the Company's revenues originated in the United States.

14.  DISCONTINUED OPERATIONS

     As described in Note 1, and in accordance with the Acquisition Agreement, Primerica, a former operating segment of the Company, was distributed in the form of a dividend to CIHC on June 30, 2005.

     In accordance with SFAS No. 144 the distribution of Primerica by dividend to CIHC qualifies as a disposal by means other than a sale. As such, Primerica was treated as continuing operations until the date of disposal and, upon the date of disposal, the results from the operations were reclassified as discontinued operations for all periods presented.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes Primerica's financial information:

                                                                 PREDECESSOR
                                                      ----------------------------------
                                                      SIX MONTHS ENDED     YEARS ENDED
                                                          JUNE 30,        DECEMBER 31,
                                                      ----------------   ---------------
                                                            2005          2004     2003
                                                      ----------------   ------   ------
                                                                (IN MILLIONS)
Revenues from discontinued operations...............        $900         $1,770   $1,660
Expenses from discontinued operations...............         539          1,038      989
                                                            ----         ------   ------
Income from discontinued operations before provision
  for income taxes..................................         361            732      671
Provision for income taxes..........................         121            241      231
                                                            ----         ------   ------
  Income from discontinued operations, net of income
     taxes..........................................        $240         $  491   $  440
                                                            ====         ======   ======

     The following is a summary of Primerica's assets and liabilities at:

                                                                PREDECESSOR
                                                               -------------
                                                               DECEMBER 31,
                                                                   2004
                                                               -------------
                                                               (IN MILLIONS)
ASSETS
Investments.................................................      $ 5,891
Cash and cash equivalents...................................           31
Premiums and other receivables..............................          844
Deferred policy acquisition costs...........................        2,177
Other assets................................................          492
Separate account assets.....................................          584
                                                                  -------
Total assets held-for-sale..................................      $10,019
                                                                  =======

LIABILITIES
Future policy benefits......................................      $ 3,545
Deferred income taxes payable...............................          849
Other liabilities...........................................          767
Separate account liabilities................................          584
                                                                  -------
Total liabilities held-for-sale.............................      $ 5,745
                                                                  =======

     Primerica Financial Services, Inc. ("PFS"), a former affiliate, was a distributor of products for the Company. PFS or its affiliates sold $473 million, $983 million and $714 million of individual annuities for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to PFS were $19 million, $75 million and $58 million for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively.

     Included in investments above is a $391 million investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2005                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $48,162     $ 48,162
  Trading securities........................................             $   452     $    452
  Equity securities.........................................             $   421     $    421
  Mortgage and consumer loans...............................             $ 2,094     $  2,087
  Policy loans..............................................             $   881     $    881
  Short-term investments....................................             $ 1,486     $  1,486
  Cash and cash equivalents.................................             $   521     $    521
  Mortgage loan commitments.................................    $339     $    --     $     (2)
  Commitments to fund partnership investments...............    $715     $    --     $     --
Liabilities:
  Policyholder account balances.............................             $28,851     $ 27,795
  Payables for collateral under securities loaned and other
     transactions...........................................             $ 8,750     $  8,750

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2004                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $ 42,621    $ 42,621
  Trading securities........................................             $  1,346    $  1,346
  Equity securities.........................................             $    374    $    374
  Mortgage and consumer loans...............................             $  2,124    $  2,197
  Policy loans..............................................             $  1,084    $  1,084
  Short-term investments....................................             $  3,502    $  3,502
  Cash and cash equivalents.................................             $    215    $    215
  Mortgage loan commitments.................................    $213     $     --    $     --
  Commitments to fund partnership investments...............    $389     $     --    $     --
Liabilities:
  Policyholder account balances.............................             $ 29,601    $ 29,769
  Payables for collateral under securities loaned and other
     transactions...........................................             $  2,215    $  2,215

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities, trading securities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     During 1995, Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, acquired 100% of the group life business of TIC. The Company's consolidated balance sheet includes a reinsurance receivable related to this business of $387 million at December 31, 2005 and $409 million at December 31, 2004. Ceded premiums related to this business were $1 million for both the six

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

months ended December 31, 2005 and June 30, 2005. Ceded benefits related to this business were $11 million and $13 million, for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In December 2004, TIC and TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $48 million. Fees associated with this contract, included within other expenses, were $1 million and $40 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TIC's and TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate. Reinsurance recoverables, under these agreements with RGA, were $47 million and $30 million at December 31, 2005 and 2004, respectively. Ceded premiums earned, universal life fees and benefits incurred were $4 million, $34 million and $54 million, respectively, for the six months ended December 31, 2005 and $5 million, $18 million and $28 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, the Company had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of ($1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, the Company sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid Citigroup and its subsidiaries $22 million, $41 million and $55 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively, for these services.

     The Company has received reimbursements from Citigroup and its former affiliates related to the Company's increased benefit and lease expenses after the spin-off of Travelers Property and Casualty, a former affiliate of the Company and Citigroup. These reimbursements totaled $8 million, $27 million and $34 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     At December 31, 2004, the Company maintained a short-term investment pool in which its insurance affiliates participated. The position of each company participating in the pool is calculated and adjusted daily. The Company's pool amounted to $3.3 billion at December 31, 2004.

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets, Inc., of $342 million for the year ended December 31, 2004.

     Included in other invested assets was a $2.8 billion investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost. Dividends received on these investments were $84 million and $203 million for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. The dividends received in 2005 were subsequently distributed back to Citigroup as part of the restructuring transactions prior to the Acquisition. See Note 10.

     The Company had investments in an affiliated joint venture, Tishman Speyer, of $93 million at December 31, 2004. Income of $99 million, $54 million and $19 million was earned on these investments for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the ordinary course of business, the Company purchased and sold securities through affiliated broker-dealers, including Smith Barney. These transactions were conducted on an arm's-length basis. Amounts due to Smith Barney were $364 million at December 31, 2004. The Company marketed deferred annuity products and life insurance through its affiliate, Smith Barney. Annuity products related to these products were $345 million, $877 million $835 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Life premiums were $55 million, $138 million and $115 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to Smith Barney were $33 million, $72 million and $70 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. The Company also marketed individual annuity and life insurance through its affiliated broker-dealers. Deposits received from affiliated broker-dealers were $1.1 billion, $2.0 billion and $1.8 billion in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to affiliated broker-dealers were $45 million, $90 million and $83 million in the six months ended June 30, 2005 and in 2004 and 2003, respectively.

17.  SUBSEQUENT EVENT

     On February 14, 2006, TIC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company (the "Charter Amendment"). The Charter Amendment changes the name of TIC to "MetLife Insurance Company of Connecticut" and is effective on May 1, 2006.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005

                                 (IN MILLIONS)

                                                                        SUCCESSOR
                                                     -----------------------------------------------
                                                                                        AMOUNT AT
                                                          COST OR        ESTIMATED    WHICH SHOWN ON
                                                     AMORTIZED COST(1)   FAIR VALUE   BALANCE SHEET
                                                     -----------------   ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities...............       $ 6,153         $ 6,112        $ 6,112
     State and political subdivision securities....           632             607            607
     Foreign government securities.................           472             487            487
     Public utilities..............................         2,590           2,546          2,546
     Convertibles and bonds with warrants
       attached....................................             1               1              1
     All other corporate bonds.....................        19,520          19,107         19,107
  Residential and commercial mortgage-backed, and
     other asset-backed securities.................        19,443          19,266         19,266
  Redeemable and preferred stock...................            37              36             36
                                                          -------         -------        -------
     Total fixed maturities........................        48,848         $48,162         48,162
                                                          -------         =======        -------
Trading Securities.................................           457         $   452            452
                                                                          =======
Equity Securities:
  Common stocks:
     Banks, trust and insurance companies..........             1               1              1
     Industrial, miscellaneous and all other.......            96              97             97
  Non-redeemable preferred stocks..................           327             323            323
                                                          -------         -------        -------
     Total equity securities.......................           424         $   421            421
                                                          -------         =======        -------
Mortgage and consumer loans........................         2,094                          2,094
Policy loans.......................................           881                            881
Real estate and real estate joint ventures.........            96                             96
Other limited partnership interests................         1,248                          1,248
Short-term investments.............................         1,486                          1,486
Other invested assets..............................         1,029                          1,029
                                                          -------                        -------
     Total investments.............................       $56,563                        $55,869
                                                          =======                        =======

---------------

(1) The Company's trading securities portfolio is mainly comprised of fixed maturities. Cost for fixed maturities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND DECEMBER 31, 2004 (PREDECESSOR)

                                 (IN MILLIONS)

                                                   DAC        FUTURE POLICY      POLICYHOLDER
                                                   AND     BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                            VOBA    POLICYHOLDER FUNDS      BALANCES     REVENUE (1)
-------                                           ------   -------------------   ------------   -----------
AS OF DECEMBER 31, 2005 (SUCCESSOR)
Institutional...................................  $  161         $11,880           $16,460         $  1
Individual......................................   3,540           2,179            16,526           21
Corporate & Other...............................      --           4,305                --           --
                                                  ------         -------           -------         ----
                                                  $3,701         $18,364           $32,986         $ 22
                                                  ======         =======           =======         ====

AS OF DECEMBER 31, 2004 (PREDECESSOR)
Institutional...................................  $  222         $ 8,011           $18,798         $ 17
Individual......................................   2,627           1,549            14,957          206
Corporate & Other...............................      13           3,718                --           --
                                                  ------         -------           -------         ----
                                                  $2,862         $13,278           $33,755         $223
                                                  ======         =======           =======         ====

---------------

(1) Amounts are included in other policyholder funds column for successor and in other liabilities for predecessor.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR)
                        AND JUNE 30, 2005 (PREDECESSOR)
          AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)

                                 (IN MILLIONS)

                            PREMIUM                  POLICYHOLDER   AMORTIZATION OF
                            REVENUES       NET       BENEFITS AND    DAC AND VOBA       OTHER         PREMIUMS
                           AND POLICY   INVESTMENT     INTEREST       CHARGED TO      OPERATING       WRITTEN
SEGMENT                       FEES        INCOME       CREDITED     OTHER EXPENSES    EXPENSES    (EXCLUDING LIFE)
-------                    ----------   ----------   ------------   ---------------   ---------   ----------------
FOR THE SIX MONTHS ENDED
DECEMBER 31, 2005 (SUCCESSOR)
Institutional............    $  133       $  711        $  627           $  1           $ 29            $ --
Individual...............       518          381           378            185            182              --
Corporate & Other........        13          124            22             --            (14)             --
                             ------       ------        ------           ----           ----            ----
                             $  664       $1,216        $1,027           $186           $197            $ --
                             ======       ======        ======           ====           ====            ====
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Institutional............    $  239       $  778        $  828           $  4           $ 16            $206
Individual...............       475          547           449            231            162              62
Corporate & Other........        17          283            20              1             27              17
                             ------       ------        ------           ----           ----            ----
                             $  731       $1,608        $1,297           $236           $205            $285
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Institutional............    $  792       $1,443        $1,878           $  7           $ 33            $719
Individual...............       775        1,027           799            401            255              72
Corporate & Other........        34          542            39              2             64              34
                             ------       ------        ------           ----           ----            ----
                             $1,601       $3,012        $2,716           $410           $352            $825
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Institutional............    $  990       $1,268        $2,018           $ 12           $ 29            $921
Individual...............       588          950           751            266            190              25
Corporate & Other........        35          525            47              2             58              35
                             ------       ------        ------           ----           ----            ----
                             $1,613       $2,743        $2,816           $280           $277            $981
                             ======       ======        ======           ====           ====            ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
         AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED
                      DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                % AMOUNT
                                                        GROSS                           NET     ASSUMED
                                                        AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                       --------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED
  DECEMBER 31, 2005 (SUCCESSOR)
Life insurance in-force..............................  $109,333   $78,438   $   --    $30,895      --%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    237   $    34   $   --    $   203      --%
  Accident and health................................       144       125       --         19      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    381   $   159   $   --    $   222      --%
                                                       ========   =======   ======    =======
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Insurance Premium:
  Life insurance.....................................  $    335   $    27   $   --    $   308      --%
  Accident and health................................       129       112       --         17      --%
  Property and casualty insurance....................         2         2       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    466   $   141   $   --    $   325      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Life insurance in-force..............................  $100,794   $73,575   $3,313    $30,532    10.9%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    927   $    51   $   --    $   876      --%
  Accident and health................................       263       228       --         35      --%
  Property and casualty insurance....................         1         1       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,191   $   280   $   --    $   911      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Life insurance in-force..............................  $ 89,443   $62,957   $3,362    $29,848    11.3%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $  1,086   $    40   $   --    $ 1,046      --%
  Accident and health................................       269       233       --         36      --%
  Property and casualty insurance....................        21        21       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,376   $   294   $   --    $ 1,082      --%
                                                       ========   =======   ======    =======

                           PORTFOLIO ARCHITECT ACCESS
                                 VINTAGE ACCESS
                            SCUDDER ADVOCATE ADVISOR
                          SCUDDER ADVOCATE ADVISOR-ST1


                       STATEMENT OF ADDITIONAL INFORMATION


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                     VARIABLE ANNUITY SEPARATE ACCOUNT 2002


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



MIC-BOOK-67-68-77-89                                                 May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


            (1)   Statement of Assets and Liabilities as of December 31, 2005

            (2)   Statement of Operations for the year ended December 31, 2005

            (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004

            (4)   Statement of Investments as of December 31, 2005

            (5)   Notes to Financial Statements


      The consolidated financial statements of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:


            (1) Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003

            (2)   Consolidated Balance Sheets as of December 31, 2005 and 2004

            (3) Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003

            (4) Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

            (5)   Notes to Consolidated Financial Statements

            (6)   Financial Statement Schedules


(b) EXHIBITS


EXHIBIT
 NUMBER     DESCRIPTION
-------     -----------
1.          Resolution of The Travelers Insurance Company Board of Directors
            authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on
            Form N-4, File No. 333-82009, filed June 30, 1999.)

2.          Not Applicable.

3(a).       Distribution and Principal Underwriting Agreement among the
            Registrant, The Travelers Insurance Company and Travelers
            Distribution LLC. (.(Incorporated herein by reference to Exhibit c.1. to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers
            Fund ABD for Variable Annuities to the Registration Statement on
            Form N-4, File No. 033-65343 filed April 6, 2006.)

4(a) Form of Variable Annuity Contract. (Incorporated here in by reference to Exhibit 4 to the Registration Statement on Form N-4,
            File No. 333-100435, filed October 9, 2002.)

4(b) Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
            Registration Statement on Form N-4, file No. 333-101778, filed
            November 19, 2004.)

4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit
            4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4,
            File No. 033-65343 filed April 6, 2006.)

4(d).       Roth 401 Endorsement. (Incorporated herein by reference to Exhibit
            4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4,
            File No. 033-65343 filed April 6, 2006.)

4(e).       Roth 403(b) Endorsement. (Incorporated herein by reference to
            Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers
            Fund ABD for Variable Annuities to the Registration Statement on
            Form N-4, File No. 033-65343 filed April 6, 2006.)

5(a). Application. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 1 to the Registration Statement on Form
            N-4, File No. 333-100435, filed February 28, 2003.)

5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities to the Registration
            Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

6(a).       Charter of The Travelers Insurance Company, as amended on October
            19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed
            November 13, 1998.)

6(b)        By-Laws of The Travelers Insurance Company, as amended on October
            20, 1994. (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via
            EDGAR on April 18, 1995.)

6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No.
            14 to The Travelers Fund ABD for Variable Annuities Registration
            Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

7.          Specimen Reinsurance Agreement. (Incorporated herein by reference to
            Exhibit 7 to Post-Effective Amendment No. 2 to the Registration
            Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
            Statement on Form N-4, File No. 333-101778 filed April 21, 2005.)

8(b).       Participation Agreement Among Metropolitan Series Fund, Inc.,
            MetLife Advisers, LLC, Metropolitan Life Insurance Company, The
            Travelers Insurance Company and The Travelers Life and Annuity
            Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities Registration Statement on
            Form N-4, File No. 033-65343 filed April 6, 2006.)

8(c).       Participation Agreement Among Met Investors Series Trust, Met
            Investors Advisory, LLC, MetLife Investors Distribution Company, The
            Travelers Insurance Company and The Travelers Life and Annuity
            Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities Registration Statement on
            Form N-4, File No. 033-65343 filed April 6, 2006.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 1 to the Registration Statement on Form
            N-4, File No. 333-100435, filed February 28, 2003.)

10(a)       Consent of KPMG LLP, Independent Registered Public Accounting Firm.
            Filed herewith.

10(b)       Consent of Deloitte & Touche LLP, Independent Registered Public
            Accounting Firm. Filed herewith.

11          Not applicable.

12.         Not applicable.

15.         Power of Attorney authorizing Michele H. Abate, Thomas S. Clark,
            John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C.
            Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for
            C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley
            J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate
            Account Eleven for Variable Annuities Registration Statement on Form
            N-4, File No. 333-101778, filed September 20, 2005.)


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:

     The Travelers Insurance Company
     One Cityplace
     Hartford, CT  06103-3415

NAME AND PRINCIPAL                              POSITIONS AND OFFICES
BUSINESS ADDRESS                                WITH INSURANCE COMPANY
------------------                              ----------------------
C. Robert Henrikson                             Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.                           Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                                   Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven A. Kandarian                             Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb                               Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                                   Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell                              Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie                                Senior Vice President
501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.                        Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi                                Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson                           Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                                   Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash                                 Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata                            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Vincent Cirulli                                 Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                                Vice President
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                             Vice President
260 Madison Ave
New York, NY 10016

Judith A. Gulotta                               Vice President
10 Park Avenue
Morristown, NJ 07962

S. Peter Headley                                Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138

C. Scott Inglis                                 Vice President
10 Park Avenue
Morristown, NJ 07962

Daniel D. Jordan                                Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                               Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair                                 Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                                  Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo                               Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                               Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                                  Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                               Vice President
185 Asylum Street
Hartford, CT 06103

Jonathan L. Rosenthal                           Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Ragai A. Roushdy                                Vice President
10 Park Avenue
Morristown, NJ 07962

Erik V. Savi                                    Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth                              Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                               Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Insurance Company under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2006, there were 65 qualified contracts and 202 non-qualified contracts of Vintage Access; there were 188 qualified contracts and 282 non-qualified contracts of Portfolio Architect Access; there were 22 qualified contracts and 72 non-qualified contracts of Scudder Advocate Advisor; and there was 1qualified contract and 3 non-qualified contracts of Scudder Advocate Advisor - ST1 offered by the Registrant.

ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  Travelers Distribution LLC
     One Cityplace
     Hartford, CT 06199


Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, and TLAC Variable Annuity Separate Account 2002.


(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.

NAME AND PRINCIPAL                                 POSITIONS AND OFFICES
 BUSINESS ADDRESS                                    WITH UNDERWRITER
------------------                                 ---------------------
Leslie Sutherland                                  President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                               Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                                   Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                               Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                                Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                                   Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Paul M. Kos                                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                                    Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                                 Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Robert H. Petersen                                 Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830

Deron J. Richens                                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                                      Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                                   Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                                   Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Williamson                              Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                                 Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                                   Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                                 Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

            (1)                      (2)
           Name of            Net Underwriting            (3)                (4)             (5)
          Principal             Discounts and        Compensation On      Brokerage         Other
         Underwriter             Commissions           Redemption        Commissions     Compensation
--------------------------    ----------------       ---------------     -----------     ------------
Travelers Distribution LLC    $    132,588,671             $0                 $0              $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Insurance Company
      One Cityplace
      Hartford, Connecticut  06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 5th day of April, 2006.

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                     By: /s/ HUGH C. MCHAFFIE
                                         ---------------------------------------
                                         Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th day of April, 2006.

*C. ROBERT HENRIKSON                           Director, Chairman, President and
----------------------------                   Chief Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI
----------------------------                   Senior Vice President and Chief
(Stanley J. Talbi)                             Financial Officer

*JOSEPH J. PROCHASKA, JR.                      Senior Vice President and Chief
----------------------------                   Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.                         Director
---------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                                 Director
----------------------------
(Lisa M. Weber)

By: /s/ Michele H. Abate
    -------------------------------
    Michele H. Abate, Attorney-in-Fact

* The Travelers Insurance Company. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005.

                                  EXHIBIT INDEX

10(a)       Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.